UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA 02110
(Address of principal executive offices) (Zip Code)

Sheppard N. Burnett, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/19

Date of reporting period: 08/31/18

Item 1. Reports to Stockholders.

The semi-annual reports for each series of the registrant for the period ended August 31, 2018 are filed herewith.

GMO Trust

Semiannual Report

August 31, 2018

Asset Allocation Bond Fund

Core Plus Bond Fund

Emerging Country Debt Fund

High Yield Fund

Opportunistic Income Fund

U.S. Treasury Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at

www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	94.0%
Mutual Funds	4.9
Short-Term Investments	3.9
Swap Contracts	0.1
Forward Currency Contracts	0.0 ^
Other	(2.9)

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

^	Rounds to 0.0%.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value† / Shares		Description	Value ($)
		DEBT OBLIGATIONS — 94.0%

		U.S. Government — 86.4%
	36,951,627	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (a)	36,729,527
	23,549,384	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (a)	22,816,921
	66,923,303	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (a)	66,229,364
	54,644,884	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (a)	52,830,504
	29,743,889	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (a)	28,915,088
	61,063,430	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	66,209,028
	60,941,392	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	70,995,721
	1,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.14%, due 10/31/19	1,500,926
	17,500,000	U.S. Treasury Note, Variable Rate USBM + 0.00%, 2.09%, due 01/31/20	17,498,116
	10,000,000	U.S. Treasury Note, Variable Rate USBM + 0.03%, 2.12%, due 04/30/20 (b)	10,001,461

		Total U.S. Government	373,726,656

		U.S. Government Agency — 7.6%
	15,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.24%, 2.08%, due 03/06/19	15,000,862
	18,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.21%, 2.13%, due 02/10/20	17,989,995

		Total U.S. Government Agency	32,990,857

		TOTAL DEBT OBLIGATIONS (COST $410,707,887)	406,717,513

		MUTUAL FUNDS — 4.9%

		United States — 4.9%
		Affiliated Issuers — 4.9%
	855,913	GMO U.S. Treasury Fund	21,380,716

		TOTAL MUTUAL FUNDS (COST $21,380,716)	21,380,716

		SHORT-TERM INVESTMENTS — 3.9%

		Foreign Government Obligations — 3.5%
JPY	1,682,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/09/18	15,139,938

Shares	Description	Value ($)
	Money Market Funds — 0.4%
1,516,027	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.88% (c)	1,516,027

	TOTAL SHORT-TERM INVESTMENTS (COST $16,748,995)	16,655,965

	TOTAL INVESTMENTS — 102.8% (COST $448,837,598)	444,754,194

	Other Assets and Liabilities (net) — (2.8%)	(12,205,686)

	TOTAL NET ASSETS — 100.0%	$432,548,508

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/05/2018	JPM	AUD	1,380,000	USD	1,020,103	28,062
10/05/2018	MSCI	AUD	20,660,000	USD	15,168,572	316,717
09/04/2018	GS	CAD	7,646,590	USD	5,848,127	(11,329)
09/04/2018	JPM	CAD	2,353,942	USD	1,790,000	(13,787)
10/12/2018	MSCI	CHF	20,209,652	USD	20,494,216	(423,494)
09/19/2018	BCLY	EUR	610,000	USD	718,174	9,395
09/19/2018	GS	EUR	1,400,000	USD	1,635,131	8,424
09/19/2018	MSCI	EUR	2,800,000	USD	3,270,628	17,213
09/14/2018	JPM	GBP	10,370,000	USD	13,925,189	476,452
09/07/2018	GS	JPY	236,477,704	USD	2,140,000	11,416
09/07/2018	JPM	JPY	57,645,843	USD	520,000	1,118
09/07/2018	MSCI	JPY	313,660,277	USD	2,850,000	26,679
10/09/2018	MSCI	JPY	1,682,000,000	USD	15,302,316	127,822
10/05/2018	BCLY	NOK	14,870,681	USD	1,780,000	4,638
09/05/2018	BCLY	NZD	6,640,000	USD	4,663,829	270,804
09/05/2018	MSCI	NZD	690,000	USD	469,688	13,184
12/05/2018	MSCI	NZD	5,490,000	USD	3,637,921	4,913
11/05/2018	GS	SEK	35,468,263	USD	3,900,000	2,693
09/04/2018	BCLY	USD	790,000	CAD	1,030,409	(415)
09/04/2018	MSCI	USD	6,939,677	CAD	8,970,123	(66,020)
09/05/2018	JPM	USD	1,220,642	NZD	1,840,000	(3,298)
09/05/2018	MSCI	USD	3,637,152	NZD	5,490,000	(4,968)
09/07/2018	GS	USD	1,990,000	JPY	222,857,623	15,988
09/07/2018	JPM	USD	3,800,605	JPY	416,267,408	(53,696)
09/07/2018	MSCI	USD	1,380,000	JPY	153,452,936	1,261
09/14/2018	BCLY	USD	1,578,451	GBP	1,210,000	(9,216)
09/14/2018	GS	USD	2,546,609	GBP	1,980,000	21,231
09/14/2018	JPM	USD	1,115,790	GBP	860,000	(465)
09/14/2018	MSCI	USD	5,338,867	GBP	4,010,000	(138,342)
09/19/2018	GS	USD	2,790,096	EUR	2,430,000	33,404
09/19/2018	JPM	USD	559,050	EUR	480,000	(1,322)
10/05/2018	BCLY	USD	280,354	AUD	380,000	(7,183)
10/05/2018	JPM	USD	3,702,127	AUD	5,120,000	(21,512)
10/05/2018	JPM	USD	11,769,113	NOK	95,799,993	(331,865)
10/12/2018	BOA	USD	400,000	CHF	394,646	8,472

2	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/12/2018	JPM	USD	4,530,000	CHF	4,366,729	(10,280)
11/05/2018	BCLY	USD	17,583,213	SEK	155,508,409	(495,711)
12/03/2018	GS	USD	3,683,279	CAD	4,801,338	2,004

						$(191,013)

Reverse Repurchase Agreements(1)

Average balance outstanding	$(41,051,668)
Average interest rate	0.22%
Maximum balance outstanding	$(41,051,668)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month NZD Bank Bill Rate	2.37%	NZD	126,240,000	09/19/2023	Quarterly	1,459	184,958	183,499
2.37%	3 Month NZD Bank Bill Rate	NZD	31,178,500	09/19/2023	Semi-Annually	—	(46,653)	(46,653)
2.41%	3 Month NZD Bank Bill Rate	NZD	31,178,500	09/19/2023	Semi-Annually	—	(82,147)	(82,147)
1.72%	6 Month GBP LIBOR	GBP	16,041,000	06/21/2028	Semi-Annually	1,475	19,088	17,613
2.85%	6 Month AUD BBSW	AUD	3,336,000	09/19/2028	Semi-Annually	—	(34,042)	(34,042)
2.84%	6 Month AUD BBSW	AUD	12,512,000	09/19/2028	Semi-Annually	768	(120,356)	(121,124)
2.88%	6 Month AUD BBSW	AUD	8,129,000	09/19/2028	Semi-Annually	—	(98,813)	(98,813)
2.76%	6 Month AUD BBSW	AUD	50,952,000	09/19/2028	Semi-Annually	(41,250)	(225,023)	(183,773)
3 Month NZD Bank Bill Rate	3.16%	NZD	7,665,000	09/19/2028	Quarterly	—	146,041	146,041
3 Month NZD Bank Bill Rate	3.02%	NZD	5,525,000	09/19/2028	Quarterly	(819)	59,674	60,493
3 Month NZD Bank Bill Rate	2.88%	NZD	13,266,500	09/19/2028	Quarterly	—	36,895	36,895
3 Month NZD Bank Bill Rate	2.91%	NZD	13,266,500	09/19/2028	Quarterly	—	58,482	58,482
3 Month NZD Bank Bill Rate	2.92%	NZD	15,344,000	09/19/2028	Quarterly	15,981	76,557	60,576
2.90%	3 Month NZD Bank Bill Rate	NZD	3,199,000	09/19/2028	Quarterly	—	(12,057)	(12,057)
3 Month CAD LIBOR	2.71%	CAD	9,042,000	09/20/2028	Semi-Annually	4,687	52,518	47,831
3 Month CAD LIBOR	2.74%	CAD	8,105,000	09/20/2028	Semi-Annually	—	61,532	61,532
3 Month CAD LIBOR	2.77%	CAD	6,029,000	09/20/2028	Semi-Annually	—	59,007	59,007
3 Month CAD LIBOR	2.76%	CAD	11,427,000	09/20/2028	Semi-Annually	—	103,606	103,606
3 Month CAD LIBOR	2.70%	CAD	4,042,000	09/20/2028	Semi-Annually	—	21,258	21,258
3 Month CAD LIBOR	2.61%	CAD	11,242,000	09/20/2028	Semi-Annually	—	(11,828)	(11,828)
6 Month CHF LIBOR	0.45%	CHF	7,982,000	09/20/2028	Semi-Annually	—	40,583	40,583
6 Month CHF LIBOR	0.44%	CHF	5,692,000	09/20/2028	Semi-Annually	—	22,439	22,439
6 Month EURIBOR	0.98%	EUR	3,497,000	09/20/2028	Semi-Annually	—	38,340	38,340
6 Month EURIBOR	1.00%	EUR	3,660,000	09/20/2028	Semi-Annually	—	51,172	51,172
6 Month EURIBOR	1.00%	EUR	8,181,000	09/20/2028	Semi-Annually	5,262	110,190	104,928
6 Month EURIBOR	0.97%	EUR	6,000,000	09/20/2028	Semi-Annually	—	63,049	63,049

See accompanying notes to the financial statements.	3

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.09%	6 Month EURIBOR	EUR	4,461,000	09/20/2028	Semi-Annually	—	(108,093)	(108,093)
0.93%	6 Month EURIBOR	EUR	2,999,000	09/20/2028	Semi-Annually	—	(16,828)	(16,828)
0.94%	6 Month EURIBOR	EUR	2,999,000	09/20/2028	Semi-Annually	—	(18,707)	(18,707)
1.01%	6 Month EURIBOR	EUR	2,788,000	09/20/2028	Semi-Annually	—	(39,298)	(39,298)
1.61%	6 Month GBP LIBOR	GBP	32,667,000	09/20/2028	Semi-Annually	—	(227,869)	(227,869)
1.58%	6 Month GBP LIBOR	GBP	3,900,000	09/20/2028	Semi-Annually	—	(15,878)	(15,878)
3 Month USD LIBOR	3.04%	USD	5,918,000	09/20/2028	Quarterly	(1,160)	60,857	62,017
3 Month USD LIBOR	2.99%	USD	9,800,000	09/20/2028	Quarterly	—	58,245	58,245
3 Month USD LIBOR	2.98%	USD	557,000	09/20/2028	Quarterly	—	2,431	2,431
3 Month USD LIBOR	2.99%	USD	6,688,000	09/20/2028	Quarterly	—	20,686	20,686
3 Month USD LIBOR	2.96%	USD	9,587,000	09/20/2028	Quarterly	—	30,082	30,082
2.92%	3 Month USD LIBOR	USD	5,093,000	09/20/2028	Quarterly	—	1,657	1,657
2.95%	3 Month USD LIBOR	USD	5,284,000	09/20/2028	Quarterly	—	(9,168)	(9,168)
2.94%	3 Month USD LIBOR	USD	4,757,000	09/20/2028	Quarterly	—	(6,585)	(6,585)
3.02%	3 Month USD LIBOR	USD	2,195,000	09/20/2028	Quarterly	—	(17,761)	(17,761)
2.77%	6 Month AUD BBSW	AUD	6,042,000	12/19/2028	Semi-Annually	—	(18,756)	(18,756)
2.83%	6 Month AUD BBSW	AUD	6,300,000	12/19/2028	Semi-Annually	—	(43,394)	(43,394)
3 Month SEK STIBOR	1.20%	SEK	22,165,000	12/19/2028	Quarterly	—	(503)	(503)
1.23%	3 Month SEK STIBOR	SEK	38,222,000	12/19/2028	Quarterly	—	(9,141)	(9,141)
6 Month EURIBOR	0.97%	EUR	3,642,000	12/20/2028	Semi-Annually	—	14,159	14,159

						$(13,597)	$230,606	$244,203

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 38.

4	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	73.4%
Short-Term Investments	25.2
Mutual Funds	15.0
Swap Contracts	0.6
Loan Participations	0.1
Forward Currency Contracts	0.1
Rights/Warrants	0.0 ^
Loan Assignments	0.0 ^
Purchased Options	0.0 ^
Written Options/Credit Linked Options	0.0 ^
Futures Contracts	(0.0)^
Reverse Repurchase Agreements	(0.1)
Other	(14.3)

100.0%

Country/Region Summary‡	% of Investments
United States	96.1%
New Zealand	17.0
Canada	11.6
Other Emerging	4.8 ¥
Euro Region	4.1 §
Switzerland	3.4
Japan	0.2
Sweden	(0.4)
United Kingdom	(17.4)
Australia	(19.4)

100.0%

†

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

‡

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

¥	“Other Emerging” is associated with investments in GMO Emerging Country Debt Fund and is comprised of emerging countries that each represents between (1.0)% and 1.0% of Investments.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value† / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 49.0%

	United States — 49.0%
	Asset-Backed Securities — 3.0%
322,361	Bear Stearns Commercial Mortgage Securities Trust, Series 05-PW10, Class AJ, Variable Rate, 5.78%, due 12/11/40	341,704
16,740,000	Commercial Mortgage Trust, Series 13-WWP, Class A2, 144A, 3.42%, due 03/10/31	16,876,058
5,000,000	Commercial Mortgage Trust, Series 13-WWP, Class D, 144A, 3.90%, due 03/10/31	5,134,519

	Total Asset-Backed Securities	22,352,281

	U.S. Government — 29.9%
9,307,000	U.S. Treasury Bond, 3.75%, due 11/15/43	10,500,550
45,764,000	U.S. Treasury Bond, 3.38%, due 05/15/44 (a)	48,638,551
30,399,000	U.S. Treasury Note, 2.00%, due 02/28/21	29,902,641
51,233,000	U.S. Treasury Note, 1.75%, due 11/30/21	49,702,014
4,745,000	U.S. Treasury Note, 2.00%, due 02/15/23	4,597,646
36,868,000	U.S. Treasury Note, 2.50%, due 05/15/24	36,319,301
27,877,000	U.S. Treasury Note, 2.00%, due 08/15/25	26,430,881
16,615,000	U.S. Treasury Note, 2.25%, due 02/15/27	15,869,272

	Total U.S. Government	221,960,856

	U.S. Government Agency — 16.1%
15,217,000	Federal Home Loan Mortgage Corp., TBA, 3.50%, due 02/15/48	15,126,620
36,871,000	Federal National Mortgage Association, TBA, 2.50%, due 05/25/32	35,850,702
8,706,000	Federal National Mortgage Association, TBA, 3.00%, due 06/25/47	8,418,207
28,967,000	Federal National Mortgage Association, TBA, 4.00%, due 04/25/48	29,487,925
30,389,000	Government National Mortgage Association, TBA, 3.50%, due 12/20/47	30,485,746

	Total U.S. Government Agency	119,369,200

	TOTAL DEBT OBLIGATIONS (COST $369,308,299)	363,682,337

	MUTUAL FUNDS — 44.6%

	United States — 44.6%
	Affiliated Issuers — 29.6%
1,481,448	GMO Emerging Country Debt Fund, Class IV	39,776,871
6,095,739	GMO Opportunistic Income Fund, Class VI	162,817,183
683,317	GMO U.S. Treasury Fund	17,069,267

	Total Affiliated Issuers	219,663,321

Shares / Par Value†		Description	Value ($)
		Exchange-Traded Funds — 15.0%
	964,362	iShares iBoxx $ Investment Grade Corporate Bond ETF	111,325,949

		TOTAL MUTUAL FUNDS (COST $334,127,572)	330,989,270

		SHORT-TERM INVESTMENTS — 20.6%

		Foreign Government Obligations — 20.2%
JPY	3,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/18/18	29,701,544
JPY	5,600,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/25/18	50,403,881
JPY	1,611,500,000	Japan Treasury Discount Bill, Zero Coupon, due 10/22/18	14,506,082
JPY	2,850,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/05/18	25,656,053
JPY	3,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/19/18	29,708,821

		Total Foreign Government Obligations	149,976,381

		Money Market Funds — 0.4%
	3,349,336	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.88% (b)	3,349,336

		TOTAL SHORT-TERM INVESTMENTS (COST $154,033,241)	153,325,717

		TOTAL INVESTMENTS — 114.2% (Cost $857,469,112)	847,997,324
		Other Assets and Liabilities (net) — (14.2%)	(105,687,078)

		TOTAL NET ASSETS — 100.0%	$742,310,246

6	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/05/2018	JPM	AUD	2,680,000	USD	1,981,070	54,498
10/05/2018	MSCI	AUD	43,640,000	USD	32,040,488	669,000
09/04/2018	GS	CAD	16,026,779	USD	12,250,747	(30,308)
09/04/2018	JPM	CAD	696,977	USD	530,000	(4,082)
10/12/2018	MSCI	CHF	41,118,217	USD	41,701,541	(857,278)
09/19/2018	BCLY	EUR	1,170,000	USD	1,377,482	18,019
09/19/2018	GS	EUR	2,780,000	USD	3,246,904	16,727
09/19/2018	MSCI	EUR	5,770,000	USD	6,739,831	35,472
09/14/2018	JPM	GBP	15,860,000	USD	21,297,347	728,691
09/07/2018	GS	JPY	486,215,840	USD	4,400,000	23,471
09/07/2018	JPM	JPY	24,388,626	USD	220,000	473
09/07/2018	MSCI	JPY	492,549,333	USD	4,470,000	36,462
09/18/2018	JPM	JPY	3,300,000,000	USD	30,099,048	372,902
09/25/2018	MSCI	JPY	5,600,000,000	USD	51,205,618	735,569
10/22/2018	GS	JPY	1,611,500,000	USD	14,458,102	(94,149)
11/05/2018	GS	JPY	2,850,000,000	USD	25,700,798	(61,728)
11/19/2018	JPM	JPY	3,300,000,000	USD	30,085,854	226,584
10/05/2018	BCLY	NOK	12,447,929	USD	1,490,000	3,882
09/05/2018	BCLY	NZD	10,800,000	USD	7,585,589	440,307
09/05/2018	JPM	NZD	1,280,000	USD	868,018	21,170
09/05/2018	MSCI	NZD	2,820,000	USD	1,919,594	53,881
12/05/2018	MSCI	NZD	13,710,000	USD	9,084,863	12,269
11/05/2018	GS	SEK	16,369,968	USD	1,800,000	1,243
09/04/2018	BCLY	USD	1,570,000	CAD	2,047,774	(825)
09/04/2018	MSCI	USD	11,353,978	CAD	14,675,982	(108,015)
09/05/2018	JPM	USD	789,437	NZD	1,190,000	(2,133)
09/05/2018	MSCI	USD	9,082,944	NZD	13,710,000	(12,406)
09/07/2018	GS	USD	4,000,000	JPY	447,954,744	32,133
09/07/2018	JPM	USD	6,452,457	JPY	707,380,487	(85,179)
09/07/2018	MSCI	USD	2,730,000	JPY	303,569,939	2,495
09/14/2018	BCLY	USD	1,532,239	GBP	1,170,000	(14,880)
09/14/2018	GS	USD	5,537,912	GBP	4,300,000	38,710
09/14/2018	JPM	USD	2,400,246	GBP	1,850,000	(1,001)
09/14/2018	MSCI	USD	3,593,523	GBP	2,700,000	(91,923)
09/19/2018	GS	USD	5,749,926	EUR	5,010,000	71,363
09/19/2018	JPM	USD	267,878	EUR	230,000	(633)
10/05/2018	BCLY	USD	1,674,744	AUD	2,270,000	(42,910)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/05/2018	JPM	USD	2,451,213	AUD	3,390,000	(14,243)
10/05/2018	JPM	USD	24,578,836	NOK	200,070,497	(693,073)
10/12/2018	BOA	USD	1,850,000	CHF	1,825,236	39,184
10/12/2018	JPM	USD	2,050,000	CHF	1,976,113	(4,652)
11/05/2018	BCLY	USD	34,912,812	SEK	308,590,214	(1,004,445)
12/03/2018	GS	USD	9,412,314	CAD	12,269,422	5,122

						$515,764

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
72	U.S. Long Bond (CBT)	December 2018	10,383,750	(50,722)
393	U.S. Treasury Note 2 Yr. (CBT)	December 2018	83,064,235	(20,116)
118	U.S. Treasury Note 5 Yr. (CBT)	December 2018	13,381,016	(14,918)
25	U.S. Treasury Note 10 Yr. (CBT)	December 2018	3,006,640	(5,312)
185	U.S. Treasury Ultra 10 Yr. (CBT)	December 2018	23,688,672	(60,984)
12	U.S. Ultra Bond (CBT)	December 2018	1,911,750	(12,574)

			$135,436,063	$(164,626)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.85%	6 Month AUD BBSW	AUD	1,656,000	09/19/2028	Semi-Annually	—	(16,899)	(16,899)
2.84%	6 Month AUD BBSW	AUD	79,945,000	09/19/2028	Semi-Annually	4,905	(769,010)	(773,915)
2.88%	6 Month AUD BBSW	AUD	16,756,000	09/19/2028	Semi-Annually	—	(203,680)	(203,680)
2.76%	6 Month AUD BBSW	AUD	87,483,000	09/19/2028	Semi-Annually	(70,825)	(386,358)	(315,533)
2.77%	6 Month AUD BBSW	AUD	12,744,000	12/19/2028	Semi-Annually	—	(39,560)	(39,560)
2.83%	6 Month AUD BBSW	AUD	13,183,000	12/19/2028	Semi-Annually	—	(90,804)	(90,804)
3 Month CAD LIBOR	2.71%	CAD	41,705,000	09/20/2028	Semi-Annually	15,790	242,230	226,440
3 Month CAD LIBOR	2.74%	CAD	16,525,000	09/20/2028	Semi-Annually	—	125,455	125,455
3 Month CAD LIBOR	2.77%	CAD	10,885,000	09/20/2028	Semi-Annually	—	106,533	106,533
3 Month CAD LIBOR	2.76%	CAD	23,174,000	09/20/2028	Semi-Annually	—	210,114	210,114
3 Month CAD LIBOR	2.70%	CAD	6,033,000	09/20/2028	Semi-Annually	—	31,730	31,730

See accompanying notes to the financial statements.	7

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month CAD LIBOR	2.61%	CAD	22,873,000	09/20/2028	Semi-Annually	—	(24,065)	(24,065)
6 Month CHF LIBOR	0.45%	CHF	13,773,000	09/20/2028	Annually	—	70,027	70,027
6 Month CHF LIBOR	0.44%	CHF	13,107,000	09/20/2028	Annually	—	51,671	51,671
6 Month EURIBOR	0.98%	EUR	10,552,000	09/20/2028	Annually	—	115,689	115,689
6 Month EURIBOR	1.00%	EUR	5,896,000	09/20/2028	Annually	—	82,435	82,435
6 Month EURIBOR	1.00%	EUR	12,482,000	09/20/2028	Annually	8,028	168,120	160,092
6 Month EURIBOR	0.97%	EUR	20,000,000	09/20/2028	Annually	—	210,163	210,163
1.09%	6 Month EURIBOR	EUR	7,278,000	09/20/2028	Annually	—	(176,350)	(176,350)
0.93%	6 Month EURIBOR	EUR	7,086,000	09/20/2028	Annually	—	(39,762)	(39,762)
0.94%	6 Month EURIBOR	EUR	7,085,000	09/20/2028	Annually	—	(44,194)	(44,194)
1.01%	6 Month EURIBOR	EUR	5,806,000	09/20/2028	Annually	—	(81,838)	(81,838)
6 Month EURIBOR	0.97%	EUR	6,896,000	12/20/2028	Annually	—	26,809	26,809
1.72%	6 Month GBP LIBOR	GBP	22,061,000	06/21/2028	Semi-Annually	2,028	26,251	24,223
1.61%	6 Month GBP LIBOR	GBP	59,218,000	09/20/2028	Semi-Annually	—	(413,076)	(413,076)
1.58%	6 Month GBP LIBOR	GBP	39,100,000	09/20/2028	Semi-Annually	—	(159,186)	(159,186)
3 Month NZD Bank Bill Rate	2.37%	NZD	192,324,000	09/19/2023	Semi-Annually	2,223	281,779	279,556
	3 Month NZD Bank
2.37%	Bill Rate	NZD	32,188,500	09/19/2023	Semi-Annually	—	(48,164)	(48,164)
	3 Month NZD Bank
2.41%	Bill Rate	NZD	32,188,500	09/19/2023	Semi-Annually	—	(84,808)	(84,808)
3 Month NZD Bank Bill Rate	3.16%	NZD	12,070,000	09/19/2028	Semi-Annually	—	229,969	229,969
3 Month NZD Bank Bill Rate	3.02%	NZD	53,265,000	09/19/2028	Semi-Annually	(7,893)	575,304	583,197
3 Month NZD Bank Bill Rate	2.88%	NZD	13,696,000	09/19/2028	Semi-Annually	—	38,089	38,089
3 Month NZD Bank Bill Rate	2.91%	NZD	13,696,000	09/19/2028	Semi-Annually	—	60,375	60,375
3 Month NZD Bank Bill Rate	2.93%	NZD	35,924,000	09/19/2028	Semi-Annually	59,220	200,116	140,896
3 Month NZD Bank Bill Rate	2.92%	NZD	9,165,000	09/19/2028	Semi-Annually	9,545	45,728	36,183
3 Month SEK STIBOR	1.20%	SEK	44,195,000	12/19/2028	Annually	—	(1,004)	(1,004)
1.23%	3 Month SEK STIBOR	SEK	76,148,000	12/19/2028	Annually	—	(18,211)	(18,211)
3 Month USD LIBOR	3.04%	USD	14,243,000	09/20/2028	Semi-Annually	(2,792)	146,464	149,256
3 Month USD LIBOR	2.99%	USD	25,200,000	09/20/2028	Semi-Annually	—	149,773	149,773
3 Month USD LIBOR	2.98%	USD	1,215,000	09/20/2028	Semi-Annually	—	5,304	5,304
3 Month USD LIBOR	2.99%	USD	14,592,000	09/20/2028	Semi-Annually	—	45,134	45,134
3 Month USD LIBOR	2.96%	USD	19,519,000	09/20/2028	Semi-Annually	—	61,247	61,247
2.92%	3 Month USD LIBOR	USD	11,126,000	09/20/2028	Semi-Annually	—	3,620	3,620
2.95%	3 Month USD LIBOR	USD	11,347,000	09/20/2028	Semi-Annually	—	(19,687)	(19,687)
2.94%	3 Month USD LIBOR	USD	10,214,000	09/20/2028	Semi-Annually	—	(14,140)	(14,140)
3.02%	3 Month USD LIBOR	USD	5,131,000	09/20/2028	Semi-Annually	—	(41,517)	(41,517)

						$20,229	$637,816	$617,587

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 38.

8	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	89.2%
Short-Term Investments	7.5
Loan Participations	1.3
Rights/Warrants	0.8
Swap Contracts	0.3
Loan Assignments	0.2
Forward Currency Contracts	0.0 ^
Purchased Options	0.0 ^
Futures Contracts	0.0 ^
Written Options/Credit Linked Options	(0.1)
Reverse Repurchase Agreements	(1.0)
Other	1.8

100.0%

Country/Region Summary‡	% of Investments
Mexico	13.5%
Other Emerging	13.3 •
Russia	5.8
Turkey	5.8
Indonesia	5.6
Argentina	5.2
Brazil	5.1
Ukraine	3.3
Venezuela	3.3
Tunisia	2.9
China	2.4
Philippines	2.4
Pakistan	2.1
Colombia	2.0
Ecuador	2.0
Israel	2.0
Uruguay	1.9
Dominican Republic	1.8
Kazakhstan	1.8
South Africa	1.8
Costa Rica	1.5
Egypt	1.5
Chile	1.5
Croatia	1.3
Congo	1.2
Hungary	1.2
Ivory Coast	1.2
Bahrain	1.1
Saudi Arabia	1.1
Sri Lanka	1.1
Angola	1.0
Morocco	0.9
Peru	0.9
Other Developed	0.5 ☐

100.0%

†

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

‡

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using a reference security and applying the same methodology to that security.

•	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

☐	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†		Description	Value ($)
		DEBT OBLIGATIONS — 88.8%

		Albania — 1.0%
		Foreign Government Obligations
	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	37,147,660

		Angola — 0.5%
		Foreign Government Obligations
	18,100,000	Angolan Government International Bond, 144A, 9.38%, due 05/08/48	18,145,250

		Argentina — 4.2%
		Foreign Government Obligations
JPY	407,485,276	Republic of Argentina, 4.33%, due 12/31/33 (c)	2,539,716
EUR	8,008,646	Republic of Argentina Discount Bond, 7.82%, due 12/31/33	7,762,189
	40,308,593	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	32,448,417
	10,786,557	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	9,006,775
EUR	59,150,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	37,418,806
EUR	112,130,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	68,331,317

		Total Argentina	157,507,220

		Armenia — 0.1%
		Foreign Government Obligations
	2,195,000	Republic of Armenia, Reg S, 7.15%, due 03/26/25	2,310,238

		Azerbaijan — 0.8%
		Foreign Government Agency — 0.6%
	12,650,000	Southern Gas Corridor CJSC, Reg S, 6.88%, due 03/24/26	13,677,813
	7,987,000	State Oil Company of the Azerbaijan Republic, Reg S, 6.95%, due 03/18/30	8,416,301

			22,094,114

		Foreign Government Obligations — 0.2%
	7,100,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	6,789,375

		Total Azerbaijan	28,883,489

		Bahrain — 0.8%
		Foreign Government Obligations
	35,150,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	30,800,187

Par Value†		Description	Value ($)
		Belarus — 0.1%
		Foreign Government Obligations
	3,700,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30	3,482,625

		Belize — 0.5%
		Foreign Government Obligations
	33,578,000	Republic of Belize, Reg S, Step Up, 4.94%, due 02/20/34	19,894,965

		Brazil — 2.6%
		Foreign Government Agency — 1.9%
GBP	12,895,000	Petrobras Global Finance BV, 6.63%, due 01/16/34	16,383,371
	65,739,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	53,741,632

			70,125,003

		Foreign Government Obligations — 0.7%
	16,897,000	Republic of Brazil, 7.13%, due 01/20/37	17,741,850
	5,000,000	Republic of Brazil, 5.00%, due 01/27/45	3,875,000
	6,340,000	Republic of Brazil, 5.63%, due 02/21/47	5,300,240

			26,917,090

		Total Brazil	97,042,093

		Cameroon — 0.1%
		Foreign Government Obligations
	4,500,000	Republic of Cameroon International Bond, Reg S, 9.50%, due 11/19/25	4,590,000

		Chile — 1.0%
		Corporate Debt — 0.8%
	20,411,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97 (c)	26,456,738
	3,600,000	Empresa Nacional del Petroleo, Reg. S, 4.50%, due 09/14/47	3,231,000

			29,687,738

		Foreign Government Agency — 0.2%
	7,300,000	Corp Nacional del Cobre de Chile, Reg S, 4.50%, due 08/01/47	7,026,250

		Total Chile	36,713,988

		Colombia — 1.9%
		Foreign Government Agency — 1.3%
	43,011,000	Ecopetrol SA, 7.38%, due 09/18/43	48,441,139

		Foreign Government Obligations — 0.6%
	647,000	Colombia Government International Bond, 8.38%, due 02/15/27	724,721
	15,200,000	Colombia Government International Bond, 5.63%, due 02/26/44	16,476,800

10	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Colombia — continued
	Foreign Government Obligations — continued
3,800,000	Republic of Colombia, 11.85%, due 03/09/28 (b)	5,349,582

		22,551,103

	Total Colombia	70,992,242

	Congo Republic (Brazzaville) — 1.7%
	Foreign Government Obligations
79,089,609	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	64,133,764

	Costa Rica — 1.1%
	Foreign Government Agency — 0.1%
5,500,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	4,593,875

	Foreign Government Obligations — 1.0%
37,631,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	36,549,109

	Total Costa Rica	41,142,984

	Dominican Republic — 1.9%
	Asset-Backed Securities — 0.6%
20,728,927	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	21,894,929

	Foreign Government Obligations — 1.3%
17,687,000	Dominican Republic International Bond, Reg S, 8.63%, due 04/20/27	20,118,963
29,811,000	Dominican Republic International Bond, Reg S, 6.85%, due 01/27/45	30,034,582

		50,153,545

	Total Dominican Republic	72,048,474

	Ecuador — 1.6%
	Foreign Government Obligations
16,700,000	Ecuador Government International Bond, Reg S, 9.63%, due 06/02/27	15,823,250
31,400,000	Ecuador Government International Bond, 8.88%, due 10/23/27	28,495,500
20,100,000	Ecuador Government International Bond, 7.88%, due 01/23/28	17,185,500

	Total Ecuador	61,504,250

	Egypt — 1.0%
	Foreign Government Obligations
1,400,000	Egypt Government International Bond, Reg S, 8.50%, due 01/31/47	1,366,750
39,000,000	Egypt Government International Bond, 7.90%, due 02/21/48	35,880,000

	Total Egypt	37,246,750

Par Value†		Description	Value ($)
		El Salvador — 0.6%
		Foreign Government Obligations
	24,275,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	23,668,125

		Ethiopia — 0.1%
		Foreign Government Obligations
	4,190,000	Federal Democratic Republic of Ethiopia, Reg S, 6.63%, due 12/11/24	4,085,250

		Gabon — 0.4%
		Foreign Government Obligations
	15,300,000	Gabonese Republic, Reg S, 6.38%, due 12/12/24	13,903,875

		Ghana — 1.0%
		Foreign Government Agency — 0.4%
	14,700,626	Saderea, Ltd., Reg S, 12.50%, due 11/30/26	15,564,288

		Foreign Government Obligations — 0.6%
	17,482,000	Republic of Ghana, Reg S, 10.75%, due 10/14/30 (e)	21,262,483

		Total Ghana	36,826,771

		Greece — 0.2%
		Foreign Government Obligations
EUR	5,800,000	Hellenic Republic Government Bond, Reg S, Step Up, 3.00%, due 02/24/36	5,773,030

		Grenada — 0.2%
		Foreign Government Obligations
	7,628,287	Grenada Government International Bond, Reg S, Step Up, 7.00%, due 05/12/30	6,751,034

		Guatemala — 0.5%
		Foreign Government Obligations
	16,195,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	20,243,750

		Honduras — 0.3%
		Foreign Government Obligations
	5,516,000	Honduras Government International Bond, Reg S, 7.50%, due 03/15/24	5,922,805
	6,646,000	Honduras Government International Bond, Reg S, 6.25%, due 01/19/27	6,795,535

		Total Honduras	12,718,340

		Hungary — 0.4%
		Foreign Government Obligations
	12,084,000	Hungary Government International Bond, 7.63%, due 03/29/41	16,962,915

See accompanying notes to the financial statements.	11

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†		Description	Value ($)
		Indonesia — 3.5%
		Foreign Government Agency — 0.6%
	14,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	15,778,512
	6,100,000	Perusahaan Listrik Negara PT, 144A, 6.15%, due 05/21/48	6,458,375

			22,236,887

		Foreign Government Obligations — 2.9%
	30,000,000	Indonesia Government International Bond, 4.35%, due 01/11/48	27,862,500
	43,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	51,246,299
	28,780,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/17/42	29,844,860

			108,953,659

		Total Indonesia	131,190,546

		Iraq — 0.4%
		Foreign Government Obligations
	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	13,687,500

		Israel — 1.4%
		Foreign Government Agency
	7,243,000	Israel Electric Corp., Ltd., Reg S, 7.88%, due 12/15/26	8,836,460
JPY	2,500,000,000	Israel Electric Corp., Ltd., 4.10%, due 01/14/32 (c)	26,053,011
	12,798,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	16,701,390

		Total Israel	51,590,861

		Ivory Coast — 0.9%
		Foreign Government Obligations
	15,075,650	Ivory Coast Government International Bond, Reg S, Step Up, 5.75%, due 12/31/32	13,568,085
EUR	19,500,000	Ivory Coast Government International Bond, Reg. S, 6.63%, due 03/22/48	20,484,335

		Total Ivory Coast	34,052,420

		Jamaica — 0.6%
		Foreign Government Agency — 0.1%
	4,000,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	4,843,600

		Foreign Government Obligations — 0.5%
	16,875,000	Jamaica Government International Bond, 7.88%, due 07/28/45	19,342,969

		Total Jamaica	24,186,569

Par Value†		Description	Value ($)
		Jordan — 0.5%
		Foreign Government Obligations
	6,887,000	Jordan Government International Bond, Reg S, 5.75%, due 01/31/27	6,404,910
	15,000,000	Jordan Government International Bond, Reg. S, 7.38%, due 10/10/47	13,762,500

		Total Jordan	20,167,410

		Kazakhstan — 1.3%
		Foreign Government Agency — 0.4%
	14,700,000	KazMunayGas National Co JSC, 144A, 6.38%, due 10/24/48	15,269,625

		Foreign Government Obligations — 0.9%
	28,499,000	Kazakhstan Government International Bond, Reg S, 6.50%, due 07/21/45	35,196,265

		Total Kazakhstan	50,465,890

		Kenya — 0.3%
		Foreign Government Obligations
	11,600,000	Kenya Government International Bond, Reg. S, 8.25%, due 02/28/48	10,759,000

		Macedonia — 0.5%
		Foreign Government Obligations
EUR	7,300,000	Macedonia Government International Bond, Reg S, 2.75%, due 01/18/25	8,399,332
EUR	8,039,000	Macedonia Government International Bond, Reg S, 5.63%, due 07/26/23	10,700,679

		Total Macedonia	19,100,011

		Mexico — 9.2%
		Foreign Government Agency — 3.8%
	4,000,000	Petroleos Mexicanos, 6.38%, due 01/23/45	3,583,480
	84,087,000	Petroleos Mexicanos, 6.75%, due 09/21/47	77,570,257
	68,851,000	Petroleos Mexicanos, Reg. S, 6.35%, due 02/12/48	60,795,433

			141,949,170

		Foreign Government Obligations — 5.4%
	138,478,000	United Mexican States, 5.75%, due 10/12/2110	138,478,000
GBP	49,396,000	United Mexican States, 5.63%, due 03/19/2114	66,219,997

			204,697,997

		Total Mexico	346,647,167

		Morocco — 0.6%
		Foreign Government Agency
	20,800,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	22,568,000

12	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Mozambique — 0.1%
	Foreign Government Obligations
4,744,000	Mozambique International Bond, Reg S, 10.50%, due 01/18/23 (d)	3,990,890

	Nigeria — 0.4%
	Foreign Government Obligations
10,750,000	Nigeria Government International Bond, Reg S, 7.63%, due 11/28/47	9,742,187
7,200,000	Nigeria Government International Bond, Reg S, 7.70%, due 02/23/38	6,678,000

	Total Nigeria	16,420,187

	Oman — 0.5%
	Foreign Government Obligations
21,700,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	20,289,500

	Pakistan — 1.1%
	Foreign Government Obligations
39,562,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	35,684,924
6,000,000	Pakistan Government International Bond, Reg S, 6.88%, due 12/05/27	5,422,500

	Total Pakistan	41,107,424

	Panama — 0.6%
	Foreign Government Agency — 0.2%
9,300,000	Aeropuerto Internacional de Tocumen SA, 144A, 6.00%, due 11/18/48	9,346,500

	Foreign Government Obligations — 0.4%
7,851,000	Panama Government International Bond, 8.13%, due 04/28/34	10,530,154
4,252,000	Panama Government International Bond, 4.30%, due 04/29/53	4,103,180

		14,633,334

	Total Panama	23,979,834

	Paraguay — 0.2%
	Foreign Government Obligations
8,000,000	Republic of Paraguay, Reg S, 6.10%, due 08/11/44	8,720,000

	Peru — 1.1%
	Foreign Government Agency — 1.0%
14,304,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25 (c)	12,724,409
25,895,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	25,927,369

		38,651,778

Par Value†		Description	Value ($)
		Foreign Government Obligations — 0.1%
	5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27 (b)	4,950,000

		Total Peru	43,601,778

		Philippines — 2.8%
		Foreign Government Agency
	9,000,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	16,187,778
	23,300,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	29,884,580
	42,012,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	59,289,435

		Total Philippines	105,361,793

		Qatar — 0.3%
		Foreign Government Obligations
	11,000,000	Qatar Government International Bond, 144A, 5.10%, due 04/23/48	11,302,500

		Romania — 0.2%
		Foreign Government Obligations
EUR	5,180,000	Romanian Government International Bond, Reg S, 3.88%, due 10/29/35	6,175,027

		Russia — 4.4%
		Foreign Government Agency — 2.1%
	13,575,000	Gazprom Neft OAO Via GPN Capital SA, Reg S, 4.38%, due 09/19/22	13,184,719
	41,067,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	50,307,075
	15,700,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.13%, due 10/29/22	15,386,000

			78,877,794

		Foreign Government Obligations — 2.3%
	26,000,000	Russian Foreign Bond, 144A, 5.25%, due 06/23/47	24,700,000
	64,400,000	Russian Foreign Bond, Reg S, 5.25%, due 06/23/47	61,180,000

			85,880,000

		Total Russia	164,757,794

		Rwanda — 0.1%
		Foreign Government Obligations
	5,487,000	Rwanda International Government Bond, Reg S, 6.63%, due 05/02/23	5,466,424

		Saudi Arabia — 0.5%
		Foreign Government Obligations
	21,000,000	Saudi Government International Bond, 144A, 5.00%, due 04/17/49	20,763,750

See accompanying notes to the financial statements.	13

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†		Description	Value ($)
		Senegal — 0.2%
		Foreign Government Obligations
	7,300,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	6,232,375

		South Africa — 1.3%
		Foreign Government Agency — 0.3%
	3,500,000	Eskom Holdings SOC, Ltd., 144A, 8.45%, due 08/10/28	3,495,387
ZAR	163,000,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	1,560,412
	4,975,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	4,695,156
ZAR	27,300,000	Transnet, Ltd., 13.50%, due 04/18/28	2,083,755

			11,834,710

		Foreign Government Obligations — 1.0%
	21,700,000	Republic of South Africa Government International Bond, 5.65%, due 09/27/47	19,313,000
	19,900,000	Republic of South Africa Government International Bond, 6.30%, due 06/22/48	18,805,500

			38,118,500

		Total South Africa	49,953,210

		Sri Lanka — 0.9%
		Foreign Government Obligations
	11,000,000	Sri Lanka Government International Bond, 144A, 6.75%, due 04/18/28	10,587,500
	1,425,000	Sri Lanka Government International Bond, Reg S, 6.13%, due 06/03/25	1,362,656
	14,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26	14,047,950
	7,144,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27	6,706,430

		Total Sri Lanka	32,704,536

		Suriname — 0.4%
		Foreign Government Obligations
	16,178,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26 (e)	15,955,552

		Trinidad And Tobago — 0.4%
		Foreign Government Agency
	6,736,000	Petroleum Company of Trinidad and Tobago Ltd., Reg S, 9.75%, due 08/14/19	6,567,600
	7,292,000	Trinidad Generation UnLtd, Reg S, 5.25%, due 11/04/27	7,142,514

		Total Trinidad And Tobago	13,710,114

Par Value†		Description	Value ($)
		Tunisia — 1.9%
		Foreign Government Agency
JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30 (c)	53,509,135
JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31 (c)	17,775,178

		Total Tunisia	71,284,313

		Turkey — 4.2%
		Foreign Government Agency — 0.4%
	3,600,000	Export Credit Bank of Turkey, 144A, 6.13%, due 05/03/24	2,736,000
	5,000,000	TC Ziraat Bankasi AS, Reg S, 5.13%, due 09/29/23	3,712,500
	12,200,000	Turkiye Vakiflar Bankasi TAO, Reg s, 5.75%, due 01/30/23 (e)	8,723,000

			15,171,500

		Foreign Government Obligations — 3.8%
	30,744,000	Republic of Turkey, 6.75%, due 05/30/40	24,057,180
	83,302,000	Republic of Turkey, 6.00%, due 01/14/41	59,977,440
	3,600,000	Republic of Turkey, 6.63%, due 02/17/45	2,740,500
	84,513,000	Republic of Turkey, 5.75%, due 05/11/47	58,947,817

			145,722,937

		Total Turkey	160,894,437

		Ukraine — 2.2%
		Foreign Government Agency — 0.3%
	8,189,000	Oschadbank Via SSB #1 Plc, Reg S, Step Up, 9.63%, due 03/20/25	8,137,819
	3,700,000	Ukreximbank Via Biz Finance Plc, Reg S, 9.75%, due 01/22/25	3,672,250

			11,810,069

		Foreign Government Obligations — 1.9%
	6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/21	5,966,334
	6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/22	5,913,667
	6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/23	6,387,450
	8,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/24	8,241,600
	6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/25	6,181,669
	6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26	5,537,480

14	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Ukraine — continued
	Foreign Government Obligations — continued
6,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27	6,250,790
33,100,000	Ukraine Government International Bond, Reg S, 7.38%, due 09/25/32	28,052,250

		72,531,240

	Total Ukraine	84,341,309

	United States — 15.6%
	Asset-Backed Securities — 0.5%
3,916,051	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + .24%, 2.30%, due 12/15/35 ◆	3,418,986
2,078,992	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + .24%, 2.30%, due 12/15/35 ◆	2,020,914
2,664,973	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + .20%, 2.26%, due 05/15/36 ◆	2,504,094
10,237,145	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 2.21%, due 11/25/36 ◆	5,124,629
10,373,640	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + .22%, 2.28%, due 11/25/36 ◆	5,226,485
5,596,171	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + .36%, 2.42%, due 04/25/37 ◆	3,042,590

		21,337,698

	Corporate Debt — 0.1%
385,402	AMBAC Assurance Corp., 144A, 5.10%, due 06/07/20	522,220
1,755,213	AMBAC LSNI LLC, 144A 3 mo. LIBOR + 5.00%, 7.34%, due 02/12/23	1,777,153

		2,299,373

	U.S. Government — 15.0%
77,930,300	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (f)	76,288,589
45,000,000	U.S. Treasury Note 3 mo. USD LIBOR + 0.05%, 1.25%, due 11/30/18 (g)	44,906,666
200,000,000	U.S. Treasury Note, 1.50%, due 12/31/18	199,563,206
68,000,000	U.S. Treasury Note, 1.25%, due 01/31/19	67,723,750
27,000,000	U.S. Treasury Note, 1.38%, due 02/28/19	26,881,875
51,500,000	U.S. Treasury Note, USBM + 0.03%, 2.12%, due 04/30/20	51,507,523

Par Value†	Description	Value ($)
	United States — continued
	U.S. Government — continued
100,000,000	U.S. Treasury Note, USBM + 0.00%, 2.09%, due 01/31/20	99,989,232

		566,860,841

	Total United States	590,497,912

	Uruguay — 1.4%
	Foreign Government Obligations
52,218,000	Uruguay Government International Bond, 5.10%, due 06/18/50	53,197,087

	Venezuela — 3.4%
	Foreign Government Agency — 1.4%
111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18 (d)	11,146,500
176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (d)	32,780,000
61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (d)	11,154,060

		55,080,560

	Foreign Government Obligations — 2.0%
7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (d)	1,877,181
19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (d) (e)	4,780,785
55,350,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (d)	13,525,293
172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (d)	42,007,067
51,500,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (d)	13,325,625

		75,515,951

	Total Venezuela	130,596,511

	Vietnam — 0.6%
	Foreign Government Agency — 0.5%
25,105,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	17,247,261

	Foreign Government Obligations — 0.1%
6,428,000	Socialist Republic of Vietnam, Series 30 Yr., Variable Rate, 6 Mo. LIBOR +0.81%, 3.13%, due 03/13/28 (c)	5,528,080

	Total Vietnam	22,775,341

	Zambia — 0.2%
	Foreign Government Obligations
11,300,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27 (e)	8,136,000

	TOTAL DEBT OBLIGATIONS (COST $3,600,965,233)	3,361,150,241

See accompanying notes to the financial statements.	15

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†		Description	Value ($)
		LOAN ASSIGNMENTS — 0.2%

		Indonesia — 0.0%
	408,070	Republic of Indonesia Loan Agreement, dated September 14, 1994, 6 mo. LIBOR + 0.75%, 1.25%, due 12/16/19 (b)	378,036
EUR	540,685	Republic of Indonesia, Indonesia Paris Club Debt, 4.00%, due 06/01/21 (c)	566,620

			944,656

		Kenya — 0.2%
	7,300,000	Republic of Kenya Loan Agreement, 9.17%, due 04/10/25 (c)	7,300,000

		TOTAL LOAN ASSIGNMENTS (COST $8,339,796)	8,244,656

		LOAN PARTICIPATIONS — 1.4%

		Angola — 0.8%
	19,112,500	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.60%, due 12/13/23 (c)	17,392,375
	13,714,938	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.60%, due 12/20/23 (c)	12,480,593

		Total Angola	29,872,968

		Egypt — 0.0%
CHF	65,516	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (b)	60,406

		Indonesia — 0.1%
	2,346,716	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR + 0.88%, 3.33%, due 09/29/19 (c)	2,173,998
	299,626	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR + 0.88%, 2.41%, due 10/14/19 (c)	277,574

		Total Indonesia	2,451,572

		Iraq — 0.5%
EUR	1,063,115	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (b)	884,541
JPY	152,901,473	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	826,048

Par Value† / Shares		Description	Value ($)
		Iraq — continued
JPY	2,753,142,613	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	14,806,902
JPY	359,728,676	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	1,934,691

		Total Iraq	18,452,182

		Russia — 0.0%
EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (d)	3

		TOTAL LOAN PARTICIPATIONS (COST $73,207,865)	50,837,131

		MUTUAL FUNDS — 2.6%

		United States — 2.6%
		Affiliated Issuers — 2.6%
	568,012	GMO Opportunistic Income Fund, Class VI	15,171,593
	3,251,005	GMO U.S. Treasury Fund	81,210,113

		TOTAL MUTUAL FUNDS (COST $93,156,925)	96,381,706

		RIGHTS/WARRANTS — 0.8%

		Argentina — 0.5%
JPY	740,189,000	Republic of Argentina GDP Linked, Expires 12/15/35 (c) (f)	403,968
EUR	335,089,675	Republic of Argentina GDP Linked, Expires 12/15/35 (f)	19,496,386

		Total Argentina	19,900,354

		Nigeria — 0.1%
	28,000	Central Bank of Nigeria Oil Warrants, Expires 11/15/20 (c) (f)	1,624,000

		Ukraine — 0.2%
	14,446,000	Government of Ukraine GDP Linked, Expires 05/31/40 (f)	7,764,725

		Uruguay — 0.0%
	4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 * (b) (f)	—

		Venezuela — 0.0%
	1,080,062	Republic of Venezuela Oil Warrants, Expires 04/15/20 (c) (f)	1,620,093

		TOTAL RIGHTS/WARRANTS (COST $55,515,266)	30,909,172

16	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares / Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 5.2%

	Money Market Funds — 0.8%
31,342,999	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.88% (h)	31,342,999

	U.S. Government — 4.4%
47,000,000	U.S. Treasury Bill, 1.73%, due 10/04/18 (i)	46,924,212
53,000,000	U.S. Treasury Bill, 1.88%, due 10/25/18 (i)	52,850,584
35,500,000	U.S. Treasury Bill, 1.96%, due 11/08/18 (i)	35,369,242
23,000,000	U.S. Treasury Bill, 2.04%, due 12/06/18 (i)	22,875,968
10,000,000	U.S. Treasury Bill, 2.18%, due 01/31/19 (i)	9,909,565

	Total U.S. Government	167,929,571

	TOTAL SHORT-TERM INVESTMENTS (COST $199,257,843)	199,272,570

	TOTAL INVESTMENTS — 99.0% (Cost $4,030,442,928)	3,746,795,476
	Other Assets and Liabilities (net) — 1.0%	36,618,449

	TOTAL NET ASSETS — 100.0%	$3,783,413,925

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
09/19/2018	MSCI	EUR	55,027,600	USD	64,276,727	338,289
09/19/2018	JPM	GBP	12,000,000	USD	15,953,232	387,307
09/18/2018	JPM	USD	13,682,449	JPY	1,500,000,000	(170,564)

						$555,032

Reverse Repurchase Agreements

Face Value		Description	Value ($)
USD	8,699,070	JP Morgan Securities, Inc., 1.65%, dated 07/03/18 (collateral: Republic of Ghana, Reg S, 10.75%, 10/14/30), to be repurchased on demand at face value plus accrued interest.	(8,699,070)
USD	11,796,571	JP Morgan Securities, Inc., 1.65%, dated 07/03/18 (collateral: Republic of Suriname, Reg S, 9.25%, 10/26/26), to be repurchased on demand at face value plus accrued interest.	(11,796,571)
USD	7,113,084	JP Morgan Securities, Inc., 1.65%, dated 07/03/18 (collateral: Zambia Government International Bond, Reg S, 8.97%, 07/30/27), to be repurchased on demand at face value plus accrued interest.	(7,113,084)
USD	6,948,507	JP Morgan Securities, Inc., 1.30%, dated 08/23/18 (collateral: Turkiye Vakiflar Bankasi TAO, Reg S, 5.75%, due 01/30/23), to be repurchased on demand at face value plus accrued interest.	(6,948,507)
USD	2,375,834	JP Morgan Securities, Inc., 1.00%, dated 07/19/18 (collateral: Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19), to be repurchased on demand at face value plus accrued interest.	(2,375,834)

			$(36,933,066)

		Average balance outstanding	$(22,440,014)
		Average interest rate	(1.97)%
		Maximum balance outstanding	$(70,329,039)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into reverse repurchase agreements.

See accompanying notes to the financial statements.	17

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Credit Linked Options

Principal / Notional Amount			Expiration Date	Descriptions	Premiums ($)	Value ($)
Put Sold	USD	24,000,000	03/10/2020	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	(361,333)	(305,746)
Put Sold	USD	9,746,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	(13,848)	23,480
Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	(472,813)	108,414
Put Sold	USD	46,000,000	04/13/2021	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	(947,472)	(1,067,938)
Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (b)	(2,598,444)	(1,596,442)
Put Sold	USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (b)	(707,789)	(230,655)

					$(5,101,699)	$(3,068,887)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EMS29V1-5Y	USD	282,000,000	1.00%	1.39%	N/A	06/20/2023	Quarterly	$7,670,400	$16,168,752	$8,498,352

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EM21	BCLY	USD	20,222,950	5.00%	5.00%	N/A		06/20/2019	Quarterly	(504,450)	(495,462)	8,988
Republic of Brazil	JPM	USD	50,000,000	1.00%	0.19%	N/A		06/20/2019	Quarterly	1,008,872	156,387	(852,485)
Republic of Croatia	JPM	USD	44,000,000	1.00%	0.84%	N/A		06/20/2019	Quarterly	3,659,820	(284,514)	(3,944,334)
Commonwealth of Bahamas	DB	EUR	51,746,000	1.00%	1.72%	N/A		12/20/2020	Quarterly	7,730,397	985,856	(6,744,541)
Commonwealth of Bahamas	DB	EUR	66,982,145	1.00%	4.33%	N/A		06/20/2025	Quarterly	9,635,537	3,114,978	(6,520,559)
United States of Mexico	GS	USD	20,000,000	1.00%	2.00%	N/A		09/20/2031	Quarterly	2,640,655	1,925,127	(715,528)

Sell Protection^:
Commonwealth of Bahamas	DB	USD	61,270,000	1.00%	1.92%	61,270,000	USD	12/20/2020	Quarterly	(7,515,364)	(1,232,797)	6,282,567
Republic of Malaysia	JPM	USD	10,000,000	1.00%	1.02%	10,000,000	USD	12/20/2022	Quarterly	(826,278)	64,449	890,727
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	2.05%	3,487,000	USD	06/20/2023	Quarterly	(641,463)	(155,845)	485,618
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	2.05%	6,975,000	USD	06/20/2023	Quarterly	(1,263,915)	(311,735)	952,180
Republic of Croatia	JPM	USD	40,000,000	1.00%	1.07%	40,000,000	USD	06/20/2023	Quarterly	(6,395,816)	(35,254)	6,360,562

18	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

OTC Credit Default Swaps — continued

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Peoples Republic of Malaysia	JPM	USD	20,000,000	1.00%	3.24%	20,000,000	USD	03/20/2024	Quarterly	(932,016)	(69,776)	862,240
Peoples Republic of China	JPM	USD	4,873,000	1.00%	3.85%	4,873,000	USD	06/20/2024	Quarterly	3,073	69,149	66,076
Peoples Republic of China	JPM	USD	60,000,000	1.00%	0.73%	60,000,000	USD	06/20/2024	Quarterly	(2,413,417)	851,408	3,264,825
Republic of Brazil	JPM	USD	27,250,000	1.00%	0.73%	27,250,000	USD	06/20/2024	Quarterly	(2,095,396)	(2,986,537)	(891,141)
Peoples Republic of China	GS	USD	25,000,000	1.00%	0.81%	25,000,000	USD	03/20/2025	Quarterly	(744,727)	279,261	1,023,988
Commonwealth of Bahamas	DB	USD	89,694,857	1.00%	4.60%	89,694,857	USD	06/20/2025	Quarterly	(10,800,222)	(3,875,726)	6,924,496
Indonesia	GS	USD	36,208,000	1.00%	1.65%	36,208,000	USD	06/20/2025	Quarterly	(3,153,880)	(1,385,130)	1,768,750
Indonesia	GS	USD	10,000,000	1.00%	1.65%	10,000,000	USD	06/20/2025	Quarterly	(961,768)	(382,548)	579,220
Peoples Republic of China	GS	USD	22,436,000	1.00%	0.83%	22,436,000	USD	06/20/2025	Quarterly	(590,310)	227,557	817,867
Republic of Brazil	BOA	USD	4,873,000	1.00%	3.51%	4,873,000	USD	12/20/2025	Quarterly	(726,704)	(711,759)	14,945
Russia	GS	USD	2,436,000	1.00%	2.03%	2,436,000	USD	12/20/2025	Quarterly	(238,041)	(154,901)	83,140
Russia	GS	USD	8,487,000	1.00%	2.13%	8,487,000	USD	12/20/2026	Quarterly	(1,059,663)	(653,385)	406,278
Republic of Brazil	JPM	USD	40,000,000	1.00%	3.85%	40,000,000	USD	03/20/2030	Quarterly	(5,674,358)	(8,875,031)	(3,200,673)

										$(21,859,434)	$(13,936,228)	$7,923,206

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2018, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Cross-Currency Basis Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month USD LIBOR plus a spread of (0.35)%	3 Month USD LIBOR	JPM	EUR	122,436,000	09/11/2020	Quarterly	$—	$4,242,662	$4,242,662

See accompanying notes to the financial statements.	19

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

OTC Cross-Currency Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.22)%	3 Month USD LIBOR	GS	JPY	14,852,761,000	04/28/2025	Quarterly	—	(1,076,320)	(1,076,320)
1.17%	3 Month USD LIBOR	JPM	GBP	53,411,000	03/10/2026	Quarterly	—	4,314,492	4,314,492
1.26%	3 Month USD LIBOR	JPM	EUR	1,462,000	09/04/2035	Annual	—	(33,671)	(33,671)

							$—	$3,204,501	$3,204,501

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(1.53)%	EUR EURIBOR	EUR	18,000,000	03/20/2048	Annual	—	(351,788)	(351,788)

						$—	$(351,788)	$(351,788)

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

◆	These securities are primarily backed by subprime mortgages.

(a)	Security is backed by U.S. Treasury Bonds.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Investment valued using significant unobservable inputs (Note 2).

(d)	Security is in default.

(e)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(f)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).
(g)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(h)	The rate disclosed is the 7 day net yield as of August 31, 2018.

(i)	The rate shown represents yield-to-maturity.

(j)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 38.

20	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	75.5%
Short-Term Investments	21.4
Mutual Funds	0.6
Swap Contracts	0.4
Forward Currency Contracts	0.1
Futures Contracts	0.0 ^
Other	2.0

100.0%

Industry Group Summary(a)	% of Investments
Communications	20.2%
Consumer Cyclical	15.3
Energy	13.4
Consumer Non-Cyclical	12.4
Technology	8.6
Capital Goods	8.1
Basic Industry	6.9
Finance Companies	3.7
Electric	3.1
Banking	2.7
Insurance	2.7
Transportation	1.2
Industrial Other	0.6
REITS	0.5
Financial Other	0.3
Cash/Cash Equivalents	0.3

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

(a)

The table excludes short-term investments and mutual funds, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposures through certain currency linked derivatives such as forward currency contracts. The table takes in account the market values of securities and the notional amounts of swaps. The table is not normalized, thus the table may not total to 100%.

^	Rounds to 0.0%.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 75.5%

	Canada — 0.9%
	Corporate Debt — 0.9%
500,000	Canbriam Energy Inc, 144A, 9.75%, due 11/15/19	500,000
1,400,000	Teck Resources Ltd, 6.13%, due 10/01/35	1,484,000

	Total Canada	1,984,000

	France — 0.6%
	Corporate Debt — 0.6%
1,250,000	Credit Agricole SA, 144A, Variable Rate, 3 mo. USD LIBOR + 6.98%, 8.38%, due 10/29/49	1,303,887

	Germany — 0.5%
	Corporate Debt — 0.5%
1,208,000	Deutsche Bank AG, 4.50%, due 04/01/25	1,129,707

	Hong Kong — 0.4%
	Corporate Debt — 0.4%
750,000	Studio City Co Ltd, 144A, 5.88%, due 11/30/19	762,000

	Ireland — 0.5%
	Corporate Debt — 0.5%
1,130,000	Park Aerospace Holdings Ltd, 144A, 5.50%, due 02/15/24	1,161,075

	Italy — 0.7%
	Corporate Debt — 0.7%
500,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	533,750
1,100,000	Intesa Sanpaolo SPA, 144A, 5.02%, due 06/26/24	994,756

	Total Italy	1,528,506

	United Kingdom — 1.5%
	Corporate Debt — 1.5%
1,000,000	Avon Products Inc, 7.00%, due 03/15/23	857,500
500,000	Virgin Media Secured Finance Plc, 5.25%, due 01/15/21	511,875
2,000,000	Virgin Media Secured Finance Plc, 144A, 5.25%, due 01/15/26	1,945,400

	Total United Kingdom	3,314,775

	United States — 70.4%
	Corporate Debt — 19.9%
900,000	Allegheny Technologies, Inc., 5.95%, due 01/15/21	913,500
500,000	Ally Financial, Inc., 8.00%, due 11/01/31	611,250
1,625,000	Antero Resources Corp., 5.63%, due 06/01/23	1,672,206

Par Value†	Description	Value ($)
	United States — continued
	Corporate Debt — continued
150,000	Arconic, Inc., 6.15%, due 08/15/20	156,000
750,000	Arconic, Inc., 6.75%, due 01/15/28	766,875
2,875,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, due 09/30/22	2,894,766
900,000	CenturyLink, Inc., 5.80%, due 03/15/22	919,980
1,125,000	CF Industries, Inc., 4.95%, due 06/01/43	987,750
1,625,000	CommScope Technologies LLC, 144A, 5.00%, due 03/15/27	1,580,312
900,000	DCP Midstream Operating LP, 144A, 6.75%, due 09/15/37	969,750
500,000	Edgewell Personal Care Co., 4.70%, due 05/19/21	503,750
1,000,000	Embarq Corp., 8.00%, due 06/01/36	975,000
1,550,000	EMC Corp., 3.38%, due 06/01/23	1,462,386
1,625,000	Energy Transfer Equity LP, 5.50%, due 06/01/27	1,704,219
750,000	Ensco Plc, 5.75%, due 10/01/44	545,625
375,000	Equinix, Inc., REIT, 5.38%, due 01/01/22	386,175
1,250,000	Equinix, Inc., REIT, 5.75%, due 01/01/25	1,287,500
750,000	Freeport-McMoRan, Inc., 3.88%, due 03/15/23	721,875
1,250,000	Frontier Communications Corp., 8.50%, due 04/15/20	1,262,500
750,000	Genworth Holdings, Inc., 7.70%, due 06/15/20	780,000
1,125,000	Goodyear Tire & Rubber Co. (The), 5.00%, due 05/31/26	1,056,094
2,375,000	HCA, Inc., 4.50%, due 02/15/27	2,351,250
875,000	KB Home, 8.00%, due 03/15/20	925,312
1,000,000	L Brands, Inc., 6.75%, due 07/01/36	815,000
2,250,000	LifePoint Health, Inc., 5.88%, due 12/01/23	2,357,460
500,000	Mack-Cali Realty LP, REIT, 4.50%, due 04/18/22	488,073
250,000	Magellan Health, Inc., 4.40%, due 09/22/24	244,214
600,000	Murphy Oil Corp., 4.45%, due 12/01/22	598,597
750,000	Navient Corp., 5.50%, due 01/25/23	741,555
542,000	Nuance Communications, Inc., 144A, 5.38%, due 08/15/20	542,000
500,000	NuStar Logistics LP, 5.63%, due 04/28/27	498,125
500,000	Oceaneering International, Inc., 4.65%, due 11/15/24	475,431
625,000	Sirius XM Radio, Inc., 144A, 5.38%, due 07/15/26	623,438
500,000	Sprint Capital Corp., 8.75%, due 03/15/32	552,500
2,450,000	Standard Industries, Inc., 144A, 5.38%, due 11/15/24	2,462,250
1,125,000	Steel Dynamics, Inc., 5.25%, due 04/15/23	1,142,212
1,500,000	T-Mobile USA, Inc., 5.38%, due 04/15/27	1,507,800
250,000	Talen Energy Supply LLC, 4.60%, due 12/15/21	216,875

22	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Corporate Debt — continued
875,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.75%, due 03/15/24	918,750
750,000	Transocean, Inc., 6.80%, due 03/15/38	617,813
500,000	USG Corp., 144A, 4.88%, due 06/01/27	506,105
625,000	VeriSign, Inc., 4.75%, due 07/15/27	602,344
750,000	Williams Cos., Inc. (The), 8.75%, due 03/15/32	1,005,000
500,000	Wyndham Destinations, Inc., 4.15%, due 04/01/24	494,000
900,000	Yum! Brands, Inc., 5.35%, due 11/01/43	776,250

	Total Corporate Debt	43,619,867

	U.S. Government — 16.5%
19,750,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.12%, due 04/30/20 (a)	19,752,885
16,300,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.13%, due 07/31/20	16,298,132

	Total U.S. Government	36,051,017

	U.S. Government Agency — 34.0%
54,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.22%, 2.12%, due 02/01/19	54,014,069
3,300,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR - 0.11%, 1.96%, due 05/28/19	3,299,509
17,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.14%, 2.20%, due 12/26/19	17,009,238

	Total U.S. Government Agency	74,322,816

	Total United States	153,993,700

	TOTAL DEBT OBLIGATIONS (COST $164,470,213)	165,177,650

Shares / Par Value†		Description	Value ($)
		MUTUAL FUNDS — 0.6%

		United States — 0.6%
		Affiliated Issuers — 0.6%
	52,717	GMO U.S. Treasury Fund	1,316,876

		TOTAL MUTUAL FUNDS (COST $1,316,876)	1,316,876

		SHORT-TERM INVESTMENTS — 21.4%

		Foreign Government Obligations — 21.4%
JPY	1,731,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/10/18	15,579,420
JPY	1,731,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/01/18	15,580,542
JPY	1,731,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/05/18	15,582,677

			46,742,639

		Money Market Funds — 0.0%
	57,470	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.88% (b)	57,470

		TOTAL SHORT-TERM INVESTMENTS (COST $46,896,434)	46,800,109

		TOTAL INVESTMENTS — 97.5% (Cost $212,683,523)	213,294,635
		Other Assets and Liabilities (net) — 2.5%	5,422,213

		TOTAL NET ASSETS — 100.0%	$218,716,848

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
09/10/2018	GS	JPY	1,731,000,000	USD	15,707,875	123,891
10/01/2018	BCLY	JPY	1,731,000,000	USD	15,735,291	127,828
11/05/2018	GS	JPY	1,731,000,000	USD	15,609,853	(37,492)

						$214,227

Futures Contracts

Number of Contracts+	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
178	U.S. Treasury Note 10 Yr. (CBT)	December 2018	21,407,281	6,683
77	U.S. Treasury Note 2 Yr. (CBT)	December 2018	16,274,672	3,736
377	U.S. Treasury Note 5 Yr. (CBT)	December 2018	42,751,211	8,341

			$80,433,164	$18,760

Sales
45	U.S. Long Bond (CBT)	December 2018	$6,489,844	$6,906

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	23

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HYS.30.V1-5Y	USD	81,470,000	5.00%	3.30%	81,470,000 USD	06/20/2023	Quarterly	$5,080,795	$5,629,088	$548,293

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Sears Roebuck Acceptance Corp.	GS	USD	240,000	5.00%	23.52%	N/A	06/20/2022	Quarterly	57,204	66,225	9,021
Sears Roebuck Acceptance Corp.	GS	USD	360,000	5.00%	23.52%	N/A	06/20/2022	Quarterly	85,806	99,338	13,532

									$143,010	$165,563	$22,553

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2018, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	BOA	USD	22,438,630	09/14/2018	At Maturity	—	98,263	98,263
1 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	CITI	USD	39,311,346	09/14/2018	At Maturity	—	167,237	167,237
1 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	CITI	USD	7,845,532	09/21/2018	At Maturity	—	20,747	20,747
1 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	CITI	USD	6,346,528	09/21/2018	At Maturity	—	8,765	8,765

							$—	$295,012	$295,012

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

24	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 38.

See accompanying notes to the financial statements.	25

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	89.6%
Mutual Funds	4.5
Short-Term Investments	3.5
Swap Contracts	2.2
Purchased Options	0.0 ^
Futures Contracts	0.0 ^
Written Options	(0.0)^
Other	0.2

100.0%

Industry Sector Summary	% of Debt Obligations
Student Loans – Private	22.1%
Small Balance Commercial Mortgages	16.6
Commercial Mortgage-Backed Securities	14.1
Collateralized Loan Obligations	13.7
Residential Mortgage-Backed Securities – Other	11.0
Student Loans – Federal Family Education Loan Program	5.2
Mutual Funds	4.8
Auto Retail Subprime	2.5
Residential Mortgage-Backed Securities – Prime	2.1
Residential Mortgage-Backed Securities – Alt-A	2.1
CMBS Collateralized Debt Obligations	2.1
U.S. Government Agency	1.8
Residential Mortgage-Backed Securities – Subprime	1.4
Time Share	0.5

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

^	Rounds to 0.0%.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 89.6%

	Asset-Backed Securities — 87.9%
	Auto Retail Subprime — 2.3%
1,524,850	CarFinance Capital Auto Trust, Series 14-1A, Class D, 144A, 4.90%, due 04/15/20	1,525,980
1,073,840	CarFinance Capital Auto Trust, Series 13-2A, Class E, 144A, 7.86%, due 10/15/20	1,073,885
4,130,000	CFC LLC, Series 14-2A, Class E, 144A, 5.36%, due 11/15/21	4,156,202
6,265,989	CPS Auto Receivables Trust, Series 14-B, Class D, 144A, 4.62%, due 05/15/20	6,315,214
1,049,647	CPS Auto Receivables Trust, Series 15-C, Class D, 144A, 4.63%, due 08/16/21	1,066,382
2,250,000	Exeter Automobile Receivables Trust, Series 14-2A, Class D, 144A, 4.93%, due 12/15/20	2,261,868
2,159,341	Exeter Automobile Receivables Trust, Series 14-1A, Class D, 144A, 5.53%, due 02/16/21	2,161,360
5,377,425	Flagship Credit Auto Trust, Series 14-1, Class D, 144A, 4.83%, due 06/15/20	5,399,973
1,400,000	Flagship Credit Auto Trust, Series 14-1, Class E, 144A, 5.71%, due 08/16/21	1,407,024

	Total Auto Retail Subprime	25,367,888

	CMBS Collateralized Debt Obligations — 2.0%
2,852,541	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class A, 144A, 5.45%, due 12/21/42	2,883,750
8,586,000	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	3,687,229
5,297,096	Capitalsource Real Estate Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + .39%, 2.72%, due 01/20/37(a)	5,230,882
8,612,402	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.50%, due 03/21/46	7,923,413
1,347,718	Sorin Real Estate CDO IV Ltd., Series 06-4A, Class C, 144A, Variable Rate, 3 mo. LIBOR + .53%, 2.87%, due 10/28/46	1,342,298

	Total CMBS Collateralized Debt Obligations	21,067,572

	Collateralized Loan Obligations — 12.9%
18,135,165	ACIS CLO Ltd., Series 15-6A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.59%, 3.93%, due 05/01/27	18,157,816
37,489,650	Arrowpoint CLO Ltd., Series 15-4A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 3.88%, due 04/18/27	37,583,112
1,705,200	Atrium VIII, Series 8A, Class CR, 144A, Variable Rate, 3 mo. LIBOR+ 2.50%, 4.85%, due 10/23/24	1,706,540
1,543,140	BFNS LLC, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.98%, 3.32%, due 01/25/29	1,543,174

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
6,006,000	BlueMountain CLO Ltd., Series 14-3A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 2.10%, 4.44%, due 10/15/26	6,010,541
4,504,500	Carlyle Global Market Strategies CLO Ltd., Series 14-5A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 2.05%, 4.39%, due 10/16/25	4,504,491
8,573,000	CIFC Funding Ltd., Series 15-2A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.78%, 3.12%, due 04/15/27	8,538,159
3,001,600	CIFC Funding Ltd., Series 12-2RA, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.15%, due 01/20/28	2,979,532
9,875,050	Crown Point CLO II Ltd., Series 13-2A, Class A3LR, 144A, Variable Rate, 3 mo. LIBOR + 1.75%, 4.09%, due 12/31/23	9,873,549
4,263,000	Halcyon Loan Advisors Funding Ltd., Series 12-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 5.31%, due 08/15/23	4,269,586
1,444,096	JFIN Revolver CLO Ltd., Series 14-2A, Class C, 144A, Variable Rate 3 mo. LIBOR + 2.75%, 5.07%, due 02/20/22	1,446,487
1,465,400	Madison Park Funding XII Ltd, Series 14-12A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 4.70%, due 07/20/26	1,466,360
13,689,000	Saratoga Investment CLO Ltd., Series 13-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 3.36%, 5.71%, due 10/20/25	13,716,145
5,180,434	Symphony CLO II Ltd., Series 06-2A, Class C, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 3.81%, due 10/25/20	5,182,480
2,156,750	Symphony CLO VIII LP, Series 12-8A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 3.05%, 5.39%, due 01/09/23	2,160,755
2,944,550	Vibrant Clo III Ltd., Series 15-3A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 2.95%, 5.30%, due 04/20/26	2,948,664
1,568,784	Voya CLO Ltd., Series 14-3A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR +1.90%, 4.24%, due 07/25/26	1,569,457
13,519,825	Zais CLO 1 Ltd., Series 14-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.4%, 3.74%, due 04/15/26	13,522,056
2,762,417	Zais CLO 1 Ltd., Series 14-1A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + 1.85%, 4.19%, due 04/15/26	2,755,981

	Total Collateralized Loan Obligations	139,934,885

	Commercial Mortgage-Backed Securities — 13.2%
3,144,747	Commercial Mortgage Trust, Series 05-C6, Class G, 144A, Variable Rate, 5.85%, due 06/10/44	2,356,889
4,175,780	Core Industrial Trust, Series 15-TEXW, Class C, 144A, 3.73%, due 02/10/34	4,186,033
1,454,200	Core Industrial Trust, Series 15-TEXW, Class D, 144A, Variable Rate, 3.98%, due 02/10/34	1,454,843

See accompanying notes to the financial statements.	27

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securitiess — continued
3,550,200	Core Industrial Trust, Series 15-TEXW, Class E, 144A, Variable Rate, 3.98%, due 02/10/34	3,511,504
5,151,600	Core Industrial Trust, Series 15-WEST, Class C, 144A, 3.49%, due 02/10/37	5,040,047
23,260,500	Core Industrial Trust, Series 15-WEST, Class E, 144A, Variable Rate, 4.37%, due 02/10/37	22,839,350
2,665,373	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + .25%, 2.31%, due 04/15/37	2,546,156
1,223,732	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	1,208,757
10,742,760	GS Mortgage Securities Corp., Series 16-RENT, Class E, 144A, Variable Rate, 4.20%, due 02/10/29	10,582,975
10,459,601	GS Mortgage Securities Corp., Series 16-GS2, Class D, 144A, 2.75%, due 05/10/49	8,550,965
4,264,000	GS Mortgage Securities Trust, Series 11-GC3, Class F, 144A, Variable Rate, 5.00%, due 03/10/44	3,681,544
16,659,820	GS Mortgage Securities Trust, Series 11-GC3, Class D, 144A, Variable Rate, 5.83%, due 03/10/44	16,955,490
15,187,775	Hyatt Hotel Portfolio Trust, Series 17-HYT2, Class G, 144A, Variable Rate, 1 mo. LIBOR + 4.15%, 6.21%, due 08/09/32	15,273,285
2,432,859	JP Morgan Chase Commercial Mortgage Securities Trust, Series 04-CB9, Class F, 144A, Variable Rate, 5.47%, due 06/12/41	2,311,216
5,389,564	JP Morgan Chase Commercial Mortgage Securities Trust, Series 04-C3, Class H, 144A, Variable Rate, 6.01%, due 01/15/42	5,405,760
1,488,623	Morgan Stanley Dean Witter Capital I Trust, Series 01-TOP3, Class E, 144A, Variable Rate, 7.86%, due 07/15/33	1,572,598
8,543,000	Union Station District of Columbia, Series 2018-USDC, Class E, 144A, 4.49%, due 05/09/38	8,304,480
8,270,894	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 3.80%, due 03/23/45	8,260,775
3,434,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.67%, due 04/16/35	3,328,835
8,563,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.67%, due 04/16/35	7,952,250
8,471,000	West Town Mall Trust, Series 17-KNOX, Class E, 144A, Variable Rate, 4.49%, due 07/05/30	8,066,434

	Total Commercial Mortgage-Backed Securities	143,390,186

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities —Other — 10.3%
1,329,214	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 2.34%, due 02/25/36	706,857
20,896,391	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + .36%, 2.42%, due 02/25/36	3,703,342
5,860,949	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	5,425,681
8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	3,321,509
2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	1,194,581
754,330	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + .32%, 2.38%, due 02/25/37	709,119
5,579,386	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,267,650
7,708,818	Conseco Financial Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	7,704,215
3,097,697	Conseco Financial Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,875,439
2,262,212	Countrywide Home Equity Loan Trust, Series 07-E, Class A, FSA, Variable Rate, 1 mo. LIBOR + .15%, 2.21%, due 06/15/37	2,065,896
687,818	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .50%, 2.56%, due 10/25/34	643,827
9,112,807	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	9,213,568
7,309,036	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.61%, due 09/25/35	4,119,261
31,563,134	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + .26%, 2.32%, due 06/25/36	3,943,915
16,133,972	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 5.93%, due 03/25/37	9,644,282
4,308,431	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .32%, 2.38%, due 03/25/36	866,925
732,284	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.31%, due 02/26/34	692,299
14,421,908	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + .20%, 2.26%, due 03/25/36	1,223,221
8,226,552	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + .34%, 2.40%, due 03/25/36	697,622
21,932,893	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + .40%, 2.46%, due 03/25/36	1,859,793

28	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
1,916,669	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + .90%, 2.96%, due 08/25/35	2,161,726
8,613,755	Oakwood Mortgage Investors, Inc., Series 99-C, Class A2, 7.48%, due 08/15/27	8,427,485
1,592,175	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,678,737
2,828,176	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	2,865,943
5,998,408	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	5,512,756
11,023,673	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	5,424,388
1,436,566	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	1,248,100
1,951,412	PHH Mortgage Trust, Series 07-1SL, Class M2, 144A, Step Up, 7.00%, due 12/25/27	2,230,946
18,913,849	Residential Funding Mortgage Securities II, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	14,928,071
1,503,492	SACO I Trust, Series 05-10, Class 2A1, Variable Rate, 1 mo. LIBOR + .52%, 2.58%, due 01/25/36	1,503,499

	Total Residential Mortgage-Backed Securities — Other	111,860,653

	Residential Mortgage-Backed Securities — Prime — 2.0%
2,217,405	Bear Stearns ARM Trust, Series 05-6, Class 3A1, Variable Rate, 4.38%, due 08/25/35	2,178,775
2,122,321	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 4.73%, due 10/25/35	2,147,053
1,295,603	Citigroup Mortgage Loan Trust, Series 05-3, Class 2A2, Variable Rate, 4.35%, due 08/25/35	1,299,447
3,090,279	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.80%, due 12/25/36	2,961,610
2,319,796	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.75%, due 03/25/37	2,248,059
3,443,553	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 4.57%, due 09/25/35	3,431,759
2,262,785	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 4.11%, due 09/25/35	2,301,515
1,968,499	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, COFI + 1.25, 2.18%, due 01/25/47	1,909,843
3,222,489	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 07-5, Class A6, 6.00%, due 06/25/37	3,224,386

	Total Residential Mortgage-Backed Securities —Prime	21,702,447

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Subprime — 1.4%
1,788,863	Asset Backed Funding Certificates, Step Up, 4.81%, due 06/25/35	1,831,877
2,578,393	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 2.36%, due 05/26/37	2,496,824
4,697,831	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 2.17%, due 04/25/31	6,273,195
2,224,728	Credit Suisse First Boston Mortgage Securities Corp., Series 02-22, Class 2M2, Variable Rate, due 06/25/32	2,291,211
1,703,513	Meritage Mortgage Loan Trust, Series 05-2, Class M2, Variable Rate, 1 mo. LIBOR + .75%, 2.81%, due 11/25/35	1,727,462

	Total Residential Mortgage-Backed Securities —Subprime	14,620,569

	Residential Mortgage-Backed Securities — Alt-A — 2.0%
2,061,073	Adjustable Rate Mortgage Trust, Series 05-1, Class 5M1, Variable Rate, 1 mo. LIBOR + 1.05%, 3.11%, due 05/25/35	2,067,117
2,522,050	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + .70%, 2.76%, due 05/25/36	1,576,293
2,532,862	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + .70%, 2.76%, due 10/25/36	1,695,007
5,166,936	Bear Stearns ARM Trust, Series 07-1, Class 2A1, Variable Rate, 3.87%, due 02/25/47	5,273,426
3,788,505	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	3,878,452
7,092,284	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 3.88%, due 07/25/36	5,277,865
1,807,477	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	1,866,852

	Total Residential Mortgage-Backed Securities — Alt-A	21,635,012

	Small Balance Commercial Mortgages — 15.6%
8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.41%, due 08/05/38	7,363,540
638,897	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.56%, 2.90%, due 04/25/34	625,195
355,303	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.20%, 3.86%, due 04/25/34	353,268
619,141	Bayview Commercial Asset Trust, Series 04-1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.90%, 4.91%, due 04/25/34	621,140

See accompanying notes to the financial statements.	29

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — continued
6,135,214	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .31%, 2.37%, due 08/25/35	5,831,218
3,296,700	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 2.45%, due 01/25/36	3,095,320
1,880,236	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .38%, 2.44%, due 04/25/36	1,771,061
2,578,414	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .23%, 2.29%, due 07/25/36	2,491,660
5,274,178	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .28%, 2.34%, due 07/25/36	5,112,189
7,493,056	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.31%, due 10/25/36	7,140,938
895,763	Bayview Commercial Asset Trust, Series 06-3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .30%, 2.36%, due 10/25/36	855,667
2,691,555	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .24%, 2.30%, due 07/25/37	2,566,571
11,402,507	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .27%, 2.33%, due 07/25/37	10,973,774
6,071,136	Bayview Commercial Asset Trust, Series 07-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .32%, 2.38%, due 07/25/37	5,709,478
2,448,365	Bayview Commercial Asset Trust, Series 07-6A, Class A3B, 144A, Variable Rate, 1 mo. LIBOR + .85%, 2.91%, due 12/25/37	2,422,782
20,953,338	Bayview Commercial Asset Trust, Series 07-6A, Class A3A, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.31%, due 12/25/37	20,925,061
3,300,000	Core Industrial Trust, Series 15-WEST, Class D, 144A, Variable Rate, 4.37%, due 02/10/37	3,329,187
21,022,087	GE Business Loan Trust, Series 06-1X, Class A, Variable Rate, 1 mo. LIBOR + .20%, 2.26%, due 05/15/34	20,394,517
2,358,239	GE Business Loan Trust, Series 06-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.18%, 2.24%, due 11/15/34	2,316,208
5,326,826	GE Business Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .17%, 2.23%, due 04/15/35	5,222,966
4,271,986	GE Business Loan Trust, Series 07-1A, Class D, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.06%, due 04/16/35	3,877,957
2,692,701	Lehman Brothers Small Balance Commercial, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .31%, 2.37%, due 04/25/31	2,692,538

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — continued
7,540,867	Lehman Brothers Small Balance Commercial, Series 06-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 2.35%, due 09/25/36	7,500,100
2,585,627	Lehman Brothers Small Balance Commercial, Series 06-3A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 2.26%, due 12/25/36	2,565,984
4,300,000	Lehman Brothers Small Balance Commercial, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .40%, 2.46%, due 06/25/37	4,104,353
4,441,609	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.31%, due 02/25/30	4,367,123
1,744,539	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .40%, 2.46%, due 09/25/30	1,733,895
2,002,843	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + .52%, 2.58%, due 09/25/30	1,973,530
5,445,606	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M3, 144A, Variable Rate, 1 mo. LIBOR + .53%, 2.59%, due 04/25/31	5,238,332
2,022,599	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.06%, due 04/25/31	1,923,102
2,554,500	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 2.45%, due 09/25/36	2,453,854
2,563,200	Morgan Stanley Capital I Trust, Series 12-STAR, Class C, 144A, 3.85%, due 08/05/34	2,567,046
854,400	Morgan Stanley Capital I Trust, Series 12-STAR, Class D, 144A, 4.06%, due 08/05/34	855,110
1,773,858	Velocity Commercial Capital Loan Trust, Series 16-2, Class AFL, Variable Rate, 1 mo. LIBOR + 1.80%, 3.86%, due 10/25/46	1,788,172
9,503,550	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class C, 144A, Variable Rate, 3.37%, due 12/27/49	9,501,429
3,430,400	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class D, 144A, Variable Rate, 3.74%, due 12/27/49	3,438,414
2,585,664	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 3.90%, due 12/27/49	2,582,718

	Total Small Balance Commercial Mortgages	168,285,397

30	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans — Federal Family Education Loan Program — 4.9%
8,238,923	AccessLex Institute, Series 04-2, Class A3, Variable Rate, 3 mo. LIBOR + .19%, 2.53%, due 10/25/24	8,139,661
18,185,119	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + .70%, 3.04%, due 01/25/43	16,363,714
16,255,656	AccessLex Institute, Series 07-1, Class A4, Variable Rate 3 mo. LIBOR + 0.06%, 2.40%, due 01/25/23	15,961,541
5,357,926	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + .32%, 2.66%, due 03/28/35(a)	5,036,451
6,648,426	KeyCorp Student Loan Trust, Series 04-A, Class 1A2, Variable Rate, 3 mo. LIBOR + 0.24%, 2.58%, due 10/27/42	6,514,498
1,255,232	South Carolina Student Loan Corp., Series 14-1, Class A1, Variable Rate, 1 mo. LIBOR + .75%, 2.83%, due 05/01/30	1,260,751

	Total Student Loans — Federal Family Education Loan Program	53,276,616

	Student Loans — Private — 20.8%
6,408,127	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + .80%, 3.14%, due 07/25/34	6,174,823
2,082,902	Access Group, Inc., Series 03-A, Class A2, Variable Rate, 3 mo. USBM +1.20%, 3.28%, due 07/01/38	2,083,319
6,063,317	KeyCorp Student Loan Trust, Series 05-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.73%, 3.07%, due 09/27/38	6,030,903
31,059,920	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + .48%, 2.82%, due 12/27/41	30,561,064
3,123,725	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 3.14%, due 04/28/42	3,037,153
5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 3.59%, due 07/28/42	4,702,163
2,407,810	L2L Education Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 0.50%, 2.56%, due 10/15/28	2,325,450
18,250,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 5.16%, due 03/31/38(a)	8,942,500
7,147,991	National Collegiate Commutation Trust, Series 07-3, Class A3L, 144A, Variable Rate 1 mo. LIBOR + .84%, 2.92%, due 03/31/38	2,793,583
5,300,541	National Collegiate Student Loan Trust, Variable 1 mo. LIBOR + .38%, 2.44%, due 10/25/33	5,117,217
870,416	National Collegiate Student Loan Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + .21%, 2.27%, due 11/25/27	868,284

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans — Private — continued
18,577	National Collegiate Student Loan Trust, Series 06-1, Class A4, Variable Rate 1 mo. LIBOR + 0.25%, 2.31%, due 03/27/28	18,573
1,371,631	National Collegiate Student Loan Trust, Series 06-3, Class A4, Variable Rate, 1 mo. LIBOR + .27%, 2.33%, due 03/26/29	1,354,224
3,050,355	National Collegiate Student Loan Trust, Series 05-2, Class A4, Variable Rate, 1 mo. LIBOR + .27%, 2.33%, due 09/25/29	3,026,762
16,597,764	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate 1 mo. LIBOR + 0.24%, 2.30%, due 07/25/30	16,369,621
8,685,000	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + .31%, 2.37%, due 05/25/32	7,980,486
12,960,000	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + .35%, 2.41%, due 03/25/33	12,297,877
12,763,500	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 2.43%, due 06/25/33	11,944,895
8,514,000	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 2.37%, due 10/25/33	7,460,726
25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 5.16%, due 03/25/38 (a)	23,000
75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 5.50%, due 03/25/38 (a)	70,500
10,865,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 4.28%, due 06/15/32 (a)	10,862,827
5,500,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 4.34%, due 09/15/32 (a)	5,499,450
3,509,557	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 3.94%, due 09/15/32	1,199,540
9,000,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + .43%, 2.77%, due 09/15/33	8,651,794
4,881,794	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + .28%, 2.62%, due 12/15/38	4,821,541
29,081,181	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + .29%, 2.63%, due 06/15/39	28,391,474
19,660,920	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + .33%, 2.67%, due 06/15/39	19,200,033
2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + .39%, 2.73%, due 12/15/39	2,100,851

See accompanying notes to the financial statements.	31

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans — Private — continued
11,296,810	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. LIBOR + 1.50%, 3.56%, due 01/25/36	11,403,409

	Total Student Loans — Private	225,314,042

	Time Share — 0.5%
533,206	BXG Receivables Note Trust, Series 12-A, Class B, 144A, 3.99%, due 12/02/27	529,473
1,942,050	BXG Receivables Note Trust, Series 13-A, Class B, 144A, 4.00%, due 12/04/28	1,931,469
1,125,036	Marriott Vacation Club Owner Trust, Series 12-1A, Class B, 144A, Variable Rate, 3.50%, due 05/20/30	1,118,713
1,770,700	Westgate Resorts LLC, Series 17-1A, Class A, 144A, 3.05%, due 12/20/30	1,752,870

	Total Time Share	5,332,525

	Total Asset-Backed Securities	951,787,792

	U.S. Government — 0.2%
2,800,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.12%, due 04/30/20 (b)	2,800,409

	U.S. Government Agency — 1.5%
95,586	Agency for International Development Floater (Support of Jamaica), Variable Rate, 3 mo. LIBOR + .30%, 2.33%, due 10/01/18 (c)	95,499
6,418,750	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR – .02%, 2.52%, due 02/01/25 (c)	6,202,825
6,375,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 2.69%, due 10/29/26 (c)	6,157,818

Par Value†	Description	Value ($)
	U.S. Government Agency — continued
3,525,000	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 2.54%, due 07/01/23(c)	3,435,320

	Total U.S. Government Agency	15,891,462

	TOTAL DEBT OBLIGATIONS (COST $953,762,170)	970,479,663

	MUTUAL FUNDS — 4.5%

	United States — 4.5%
	Affiliated Issuers — 4.5%
1,952,608	GMO U.S. Treasury Fund	48,776,146

	TOTAL MUTUAL FUNDS (COST $48,776,146)	48,776,146

	SHORT-TERM INVESTMENTS — 3.5%

	Money Market Funds — 0.7%
7,129,966	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.88% (d)	7,129,966

	Repurchase Agreements — 2.8%
29,978,268	Barclays Bank plc Repurchase Agreement, dated 8/31/18, maturing on 9/4/18 with a maturity value of $29,984,830 and an effective yield of 1.97%, collateralized by a U.S. Treasury Note with maturity date 05/15/25 and a market value of $30,581,994.	29,978,268

	TOTAL SHORT-TERM INVESTMENTS (COST $37,108,234)	$37,108,234

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps — Puts — 0.0%
CDX.NA.HYS.30.V1-5Y	MSCS	106.00%	09/19/18	USD 21,120,000	Fixed Spread	Pay	31,941
CDX.NA.HYS.30.V1-5Y	BOA	106.50%	09/19/18	USD 25,344,000	Fixed Spread	Pay	75,115
CDX.NA.HYS.30.V1-5Y	BCLY	106.00%	09/19/18	USD 21,115,000	Fixed Spread	Pay	31,934
CDX.NA.IGS.30.V1-5Y	MSCS	62.50%	09/19/18	USD 84,480,000	Fixed Spread	Pay	60,818
CDX.NA.IGS.30.V1-5Y	GS	62.50%	09/19/18	USD 84,460,000	Fixed Spread	Pay	60,804

Total Options on Credit Default Swaps – Puts	260,612

TOTAL PURCHASED OPTIONS (COST $314,869)	260,612

TOTAL INVESTMENTS — 97.6% (Cost $1,039,961,419)	1,056,624,655
Other Assets and Liabilities (net) — 2.4%	26,277,007

TOTAL NET ASSETS — 100.0%	$1,082,901,662

32	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
652	U.S. Treasury Note 2 Yr. (CBT)	December 2018	137,806,313	31,636
1,130	U.S. Treasury Note 5 Yr. (CBT)	December 2018	128,140,235	25,000
178	U.S. Treasury Ultra 10 Yr. (CBT)	December 2018	22,792,344	(4,442)

			$288,738,892	$52,194

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps — Puts
CDX-NA.HYS.30.V1-5Y	BOA	101.00%	09/19/18	USD	(21,027,500)	Fixed Spread	Pay	(3,195)
CDX-NA.IGS.30.V1-5Y	MSCS	85.00%	09/19/18	USD	(84,130,000)	Fixed Spread	Pay	(4,541)
CDX-NA.IGS.30.V1-5Y	BOA	85.00%	09/19/18	USD	(84,130,000)	Fixed Spread	Pay	(4,541)
CDX-NA.HYS.30.V1-5Y	MSCS	101.00%	10/17/18	USD	(21,120,000)	Fixed Spread	Pay	(15,585)
CDX-NA.IGS.30.V1-5Y	MSCS	85.00%	10/17/18	USD	(84,480,000)	Fixed Spread	Pay	(24,548)

			TOTAL WRITTEN OPTIONS ON CREDIT DEFAULT SWAPS — PUTS (Premiums $163,443)					(52,410)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.27.V1-5Y	USD	25,022,200	5.00%	2.54%	N/A	12/20/2021	Quarterly	(1,825,591)	(1,824,776)	815

Sell Protection^:
CDX.NA.IGS.28.V1-5Y	USD	17,200,000	1.00%	0.49%	17,200,000 USD	06/20/2022	Quarterly	300,982	316,721	15,739

								$(1,524,609)	$(1,508,055)	$16,554

See accompanying notes to the financial statements.	33

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.25.V1-5Y	BOA	USD	4,400,000	5.00%	0.50%	N/A	12/20/2020	Quarterly	369,771	(428,013)	(797,784)
CDX.NA.HYS.25.V1-5Y	JPM	USD	4,343,000	5.00%	0.69%	N/A	12/20/2020	Quarterly	(26,058)	(422,468)	(396,410)
CDX.NA.HYS.25.V1-5Y	JPM	USD	8,543,000	5.00%	0.69%	N/A	12/20/2020	Quarterly	(847,893)	(831,026)	16,867
CDX.NA.IGS.25.V1-5Y	BOA	USD	4,400,000	1.00%	2.49%	N/A	12/20/2020	Quarterly	710,600	(29,153)	(739,753)
CDX.NA.IGS.25.V1-5Y	CITI	USD	4,300,000	1.00%	0.71%	N/A	12/20/2020	Quarterly	547,891	(28,490)	(576,381)
CDX.NA.HYS.27.V2-5Y	GS	USD	8,580,000	5.00%	1.78%	N/A	12/20/2021	Quarterly	21,450	(874,793)	(896,243)
CDX.NA.HYS.27.V2-5Y	JPM	USD	4,300,000	5.00%	1.78%	N/A	12/20/2021	Quarterly	(11,825)	(438,416)	(426,591)
D.R. HORTON INC	BCLY	USD	17,200,000	1.00%	1.78%	N/A	06/20/2022	Quarterly	(165,250)	(308,782)	(143,532)
CDX.NA.HYS.29.V1-5Y	JPM	USD	6,425,250	5.00%	3.35%	N/A	12/20/2022	Quarterly	(282,711)	(423,623)	(140,912)
CDX.NA.HYS.29.V1-5Y	MSCS	USD	3,450,800	5.00%	3.35%	N/A	12/20/2022	Quarterly	(188,414)	(227,515)	(39,101)
Navient Corp.	BCLY	USD	2,576,400	5.00%	0.64%	N/A	12/20/2022	Quarterly	(208,665)	(250,201)	(41,536)
Navient Corp.	BCLY	USD	2,576,400	5.00%	2.49%	N/A	12/20/2022	Quarterly	(198,694)	(250,201)	(51,507)
Navient Corp.	BCLY	USD	3,435,200	5.00%	2.49%	N/A	12/20/2022	Quarterly	(264,646)	(333,602)	(68,956)
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	0.71%	N/A	01/17/2047	Monthly	47,352	(81,474)	(128,826)
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	0.62%	N/A	01/17/2047	Monthly	197,705	(301,620)	(499,325)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	0.62%	N/A	01/17/2047	Monthly	112,812	(79,575)	(192,387)
CMBX.NA.AS.7	MSCS	USD	13,270,000	1.00%	0.62%	N/A	01/17/2047	Monthly	205,782	(239,990)	(445,772)
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	1.40%	N/A	10/17/2057	Monthly	247,717	(46,305)	(294,022)
CMBX.NA.AS.8	MSCS	USD	3,384,000	1.00%	0.72%	N/A	10/17/2057	Monthly	140,432	(53,060)	(193,492)
CMBX.NA.AS.8	CGMI	USD	8,892,000	1.00%	0.72%	N/A	10/17/2057	Monthly	73,095	(139,424)	(212,519)
CMBX.NA.BBB-.8	CGMI	USD	4,223,000	3.00%	4.80%	N/A	10/17/2057	Monthly	392,728	376,128	(16,600)
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	4.80%	N/A	10/17/2057	Monthly	400,908	376,217	(24,691)
CMBX.NA.BBB-.8	GS	USD	8,650,000	3.00%	4.80%	N/A	10/17/2057	Monthly	1,299,082	770,425	(528,657)
CMBX.NA.AAA.9	DB	USD	4,292,500	0.50%	0.45%	N/A	09/17/2058	Monthly	(5,380)	(15,081)	(9,701)
CMBX.NA.AAA.9	DB	USD	21,462,500	0.50%	0.45%	N/A	09/17/2058	Monthly	(23,012)	(75,403)	(52,391)
CMBX.NA.AAA.9	GS	USD	874,200	0.50%	0.45%	N/A	09/17/2058	Monthly	48,015	(3,071)	(51,086)
CMBX.NA.BBB-.9	DB	USD	4,400,000	3.00%	4.42%	N/A	09/17/2058	Monthly	950,085	352,982	(597,103)
CMBX.NA.BBB-.9	MSCS	USD	8,528,000	3.00%	4.42%	N/A	09/17/2058	Monthly	974,545	684,143	(290,402)
CMBX.NA.BBB-.9	DB	USD	4,263,000	3.00%	4.42%	N/A	09/17/2058	Monthly	517,160	341,991	(175,169)
CMBX.NA.BBB-.9	GS	USD	1,760,000	3.00%	4.42%	N/A	09/17/2058	Monthly	346,611	141,193	(205,418)
CMBX.NA.BBB-.10	GS	USD	2,551,200	3.00%	4.12%	N/A	11/17/2059	Monthly	236,632	179,718	(56,914)
Sell Protection^:
CDX-NA.HYS.27.V3-5Y	JPM	USD	8,543,000	5.00%	0.64%	8,543,000 USD	12/20/2021	Quarterly	1,230,192	1,190,271	(39,921)
CDX-NA.HYS.27.V3-5Y	JPM	USD	12,672,000	5.00%	0.64%	12,672,000 USD	12/20/2021	Quarterly	1,795,622	1,765,553	(30,069)
CDX.NA.HYS.27.V2-5Y	GS	USD	12,870,000	5.00%	0.64%	12,870,000 USD	12/20/2021	Quarterly	1,657,013	1,793,140	136,127
CDX.NA.HYS.27.V2-5Y	JPM	USD	8,600,000	5.00%	0.64%	8,600,000 USD	12/20/2021	Quarterly	1,143,800	1,198,213	54,413
CDX.NA.HYS.27.V3-5Y	BOA	USD	8,545,000	5.00%	2.49%	8,545,000 USD	12/20/2021	Quarterly	1,369,764	1,190,550	(179,214)
CDX.NA.HYS.29.V1-5Y	BOA	USD	25,885,000	5.00%	2.49%	25,885,000 USD	12/20/2022	Quarterly	4,283,968	3,829,000	(454,968)
CDX.NA.HYS.29.V1-5Y	MSCS	USD	10,233,600	5.00%	1.35%	10,233,600 USD	12/20/2022	Quarterly	1,547,320	1,513,790	(33,530)
CDX.NA.HYS.29.V1-5Y	JPM	USD	42,835,000	5.00%	0.40%	42,835,000 USD	12/20/2022	Quarterly	9,136,706	7,832,831	(1,303,875)
CDX.NA.HYS.29.V1-5Y	BOA	USD	5,115,600	5.00%	1.37%	5,115,600 USD	12/20/2022	Quarterly	742,274	756,718	14,444
CDX.NA.HYS.29.V1-5Y	MSCS	USD	21,567,500	5.00%	0.40%	21,567,500 USD	12/20/2022	Quarterly	4,121,549	3,943,845	(177,704)

									$32,646,033	$22,355,422	$(10,290,611)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

34	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

(1)

As of August 31, 2018, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.27%	3 Month USD LIBOR	USD	10,495,000	03/10/2021	Quarterly	—	403,154	403,154
2.55%	3 Month USD LIBOR	USD	21,181,000	03/16/2021	Quarterly	144,649	156,077	11,428
2.10%	3 Month USD LIBOR	USD	8,447,000	11/24/2021	Quarterly	149,033	201,071	52,038
2.59%	3 Month USD LIBOR	USD	3,584,000	02/09/2022	Quarterly	462	33,621	33,159
2.90%	3 Month USD LIBOR	USD	7,624,000	06/22/2022	Quarterly	—	(9,313)	(9,313)
2.06%	3 Month USD LIBOR	USD	11,981,000	11/10/2022	Quarterly	163,222	384,135	220,913
2.15%	3 Month USD LIBOR	USD	8,477,000	10/13/2024	Quarterly	164,029	345,830	181,801
2.00%	3 Month USD LIBOR	USD	19,668,000	04/16/2025	Quarterly	(91,173)	1,072,950	1,164,123
1.65%	3 Month USD LIBOR	USD	9,022,000	05/19/2026	Quarterly	252,588	794,875	542,287
2.88%	3 Month USD LIBOR	USD	7,356,000	06/04/2028	Quarterly	—	23,934	23,934
3.00%	3 Month USD LIBOR	USD	6,581,000	07/30/2028	Quarterly	—	(47,727)	(47,727)

						$782,810	$3,358,607	$2,575,797

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iBoxx USD Liquid Leverage Loans Index	3 Month USD LIBOR	JPM	USD	40,000,000	12/20/2018	Quarterly	—	(218,064)	(218,064)
Total Return on iBoxx USD Liquid Leverage Loans Index	3 Month USD LIBOR	MSCS	USD	25,000,000	12/20/2018	Quarterly	—	(143,837)	(143,837)

							$—	$(361,901)	$(361,901)

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 38.

See accompanying notes to the financial statements.	35

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	102.2%
Other	(2.2)

100.0%

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value† / Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 102.2%

	U.S. Government — 78.4%
1,000,000	U.S. Treasury Bill, 0.64%, due 09/06/18 (a)	999,895
28,024,000	U.S. Treasury Bill, 1.65%, due 09/27/18 (a)	27,989,937
56,815,300	U.S. Treasury Bill, 1.73%, due 10/04/18 (a)	56,723,685
109,426,900	U.S. Treasury Bill, 1.80%, due 10/11/18 (a)	109,206,185
7,562,000	U.S. Treasury Bill, 2.18%, due 01/31/19 (a)	7,493,613
19,127,500	U.S. Treasury Bill, 2.18%, due 02/07/19 (a)	18,946,291
22,241,200	U.S. Treasury Note, 0.75%, due 10/31/18	22,196,719
44,482,500	U.S. Treasury Note, 1.00%, due 11/30/18	44,364,083
31,137,700	U.S. Treasury Note, 1.25%, due 11/30/18	31,073,117
22,241,200	U.S. Treasury Note, 1.50%, due 12/31/18	22,192,626
17,793,000	U.S. Treasury Note, 0.75%, due 02/15/19	17,674,148
22,241,200	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.14%, due 10/31/19	22,254,924
101,108,700	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 2.09%, due 01/31/20	101,097,813
145,902,600	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.12%, due 04/30/20	145,923,913
22,241,200	U.S. Treasury Note, Variable Rate USBM + 0.04%, 2.13%, due 07/31/20	22,238,651

	TOTAL U.S. GOVERNMENT (COST $650,322,827)	650,375,600

	U.S. Government Agency — 18.0%
22,240,000	Federal Home Loan Banks, 0.88%, due 10/01/18	22,218,227
11,120,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – .09%, 1.98%, due 01/14/19	11,120,737
44,480,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – .16%, 2.18%, due 01/28/19	44,503,203
11,120,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – .08%, 1.99%, due 04/26/19	11,120,579
24,470,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – .16%, 2.18%, due 02/07/20	24,473,942
35,590,000	Federal Home Loan Banks, Variable Rate 3 mo. USD LIBOR – .23%, 2.11%, due 05/04/20	35,569,854

	TOTAL U.S. GOVERNMENT AGENCY (COST $149,010,286)	149,006,542

	Money Market Funds — 0.1%
1,277,616	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.88% (b)	1,277,616

Par Value†	Description	Value ($)
	Repurchase Agreements — 5.7%
47,000,628	Barclays Bank plc Repurchase Agreement, dated 8/31/18, maturing on 9/4/18 with a maturity value of $47,010,916 and an effective yield of 1.97%, collateralized by a U.S. Treasury Note with maturity date 05/15/25 and a market value of $47,947,163.	47,000,628

	TOTAL SHORT-TERM INVESTMENTS (COST $847,611,357)	847,660,386

	TOTAL INVESTMENTS — 102.2% (Cost $847,611,357)	847,660,386
	Other Assets and Liabilities (net) — (2.2%)	(18,477,042)

	TOTAL NET ASSETS — 100.0%	$829,183,344

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 38.

See accompanying notes to the financial statements.	37

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollars.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollars.

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Francs.

CJSC - Closed Joint-Stock Company

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

COFI - Cost of Funds Index

CP - Counterparty

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollars.

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona

TBA - To Be Announced-Delayed Delivery Security

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

VRRB - Variable Rate Reduction Bond

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance Inc.

The rates shown on variable rate notes are the current interest rates at August 31, 2018, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CGMI - Citigroup Global Markets Inc.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

MSCS - Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

ZAR - South African Rand

38	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2018 (Unaudited)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$21,380,716	$219,663,321	$96,381,706
Investments in unaffiliated issuers, at value (Note 2)(b)	423,373,478	628,334,003	3,650,413,770
Foreign currency, at value (Note 2)(c)	—	10	—
Cash	—	65	252
Receivable for investments sold	79,618,699	48,842,593	—
Receivable for Fund shares sold	—	—	64,230,445
Receivable for closed swap contracts (Note 4)	418,197	200,654	—
Dividends and interest receivable	725,534	1,208,990	50,818,474
Unrealized appreciation on open forward currency contracts (Note 4)	1,401,890	3,639,627	725,596
Receivable for variation margin on open futures contracts (Note 4)	—	54,547	—
Receivable for variation margin on open cleared swap contracts (Note 4)	170,817	—	419,388
Due from broker (Note 2)	2,010,378	5,318,333	8,651,776
Receivable for open OTC swap contracts (Note 4)	—	—	16,231,326
Interest receivable for open OTC swap contracts (Note 4)	—	—	959,118
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	21,137	103,084	5,857
Receivable for options (Note 4)(d)	—	—	131,894
Miscellaneous receivable	—	—	184,864

Total assets	529,120,846	907,365,227	3,889,154,466

Liabilities:
Due to custodian	180	—	—
Payable for investments purchased	47,325	—	—
Payable for Fund shares repurchased	94,261,936	42,053,036	40,000,000
Payable for purchases of delayed delivery securities	—	118,710,843	—
Payable to affiliate for (Note 5):
Management fee	112,390	167,310	1,129,777
Shareholder service fee	39,002	68,771	375,116
Payable to agents unaffiliated with GMO	191	168	727
Payable for variation margin on open cleared swap contracts (Note 4)	—	645,147	—
Payable for closed swap contracts (Note 4)	325,868	158,538	—
Unrealized depreciation on open forward currency contracts (Note 4)	1,592,903	3,123,863	170,564
Interest payable for open OTC swap contracts (Note 4)	—	—	715,901
Payable for open OTC swap contracts (Note 4)	—	—	22,720,391
Payable for reverse repurchase agreements (Note 2)	—	—	36,933,066
Payable for options (Note 4)(d)	—	—	3,200,781
Payable to Trustees and related expenses	5,041	2,587	11,079
Accrued expenses	187,502	124,718	483,139

Total liabilities	96,572,338	165,054,981	105,740,541

Net assets	$432,548,508	$742,310,246	$3,783,413,925

(a) Cost of investments – affiliated issuers:	$21,380,716	$219,026,965	$93,156,925
(b) Cost of investments – unaffiliated issuers:	$427,456,882	$638,442,147	$3,937,286,003
(c) Cost of foreign currency:	$—	$10	$—
(d) Premiums on options:	$—	$—	$5,101,699

See accompanying notes to the financial statements.	39

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2018 (Unaudited) — (Continued)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund
Net assets consist of:
Paid-in capital	$489,954,073	$772,576,330	$4,170,084,165
Accumulated undistributed (distributions in excess of) net investment income	17,471,244	9,395,007	(27,272,676)
Accumulated net realized gain (loss)	(70,846,595)	(31,158,028)	(101,689,090)
Net unrealized appreciation (depreciation)	(4,030,214)	(8,503,063)	(257,708,474)

	$432,548,508	$742,310,246	$3,783,413,925

Net assets attributable to:
Class III	$83,097,382	$43,441,899	$1,223,579,794

Class IV	$—	$698,868,347	$2,559,834,131

Class VI	$349,451,126	$—	$—

Shares outstanding:
Class III	3,730,363	2,047,184	45,498,905

Class IV	—	32,843,694	95,321,929

Class VI	15,630,115	—	—

Net asset value per share:
Class III	$22.28	$21.22	$26.89

Class IV	$—	$21.28	$26.85

Class VI	$22.36	$—	$—

40	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2018 (Unaudited) — (Continued)

	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$1,316,876	$48,776,146	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	211,977,759	1,007,848,509	847,660,386
Cash	—	58,767	21
Receivable for Fund shares sold	60,462,236	—	—
Receivable for closed swap contracts (Note 4)	—	488,287	—
Dividends and interest receivable	1,186,569	3,442,622	1,140,911
Unrealized appreciation on open forward currency contracts (Note 4)	251,719	—	—
Receivable for variation margin on open futures contracts (Note 4)	64,977	189,782	—
Receivable for variation margin on open cleared swap contracts (Note 4)	120,859	—	—
Due from broker (Note 2)	3,626,822	1,824,000	—
Receivable for open OTC swap contracts (Note 4)	460,575	28,236,708	—
Interest receivable for open OTC swap contracts (Note 4)	—	1,591,458	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	80,971	35,085	130,968
Receivable for options (Note 4)(d)	—	—	—
Miscellaneous receivable	—	—	—

Total assets	279,549,363	1,092,491,364	848,932,286

Liabilities:
Payable for investments purchased	11,244	49,638	—
Payable for Fund shares repurchased	60,589,214	—	19,087,500
Payable to affiliate for (Note 5):
Management fee	64,770	367,264	109,117
Shareholder service fee	10,178	50,500	—
Payable to agents unaffiliated with GMO	38	206	420
Payable for variation margin on open cleared swap contracts (Note 4)	—	125,002	—
Payable for closed swap contracts (Note 4)	—	1,920,702	—
Dividend payable	—	—	406,682
Unrealized depreciation on open forward currency contracts (Note 4)	37,492	—	—
Interest payable for open OTC swap contracts (Note 4)	6,083	583,196	—
Payable for open OTC swap contracts (Note 4)	—	6,243,187	—
Written options outstanding, at value (Note 4)(c)	—	52,410	—
Payable to Trustees and related expenses	529	3,466	5,373
Accrued expenses	112,967	194,131	139,850

Total liabilities	60,832,515	9,589,702	19,748,942

Net assets	$218,716,848	$1,082,901,662	$829,183,344

(a) Cost of investments – affiliated issuers:	$1,316,876	$48,776,146	$—
(b) Cost of investments – unaffiliated issuers:	$211,366,647	$991,185,273	$847,611,357
(c) Premiums on written options:	$—	$163,443	$—

See accompanying notes to the financial statements.	41

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2018 (Unaudited) — (Continued)

	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Net assets consist of:
Paid-in capital	$214,419,851	$1,148,417,155	$831,170,353
Accumulated undistributed (distributions in excess of) net investment income	830,243	19,474,044	—
Accumulated net realized gain (loss)	1,749,891	(93,755,839)	(2,036,038)
Net unrealized appreciation (depreciation)	1,716,863	8,766,302	49,029

	$218,716,848	$1,082,901,662	$829,183,344

Net assets attributable to:
Core Class	$—	$—	$829,183,344

Class VI	$218,716,848	$1,082,901,662	$—

Shares outstanding:
Core Class	—	—	33,197,421

Class VI	10,721,117	40,540,085	—

Net asset value per share:
Core Class	$—	$—	$24.98

Class VI	$20.40	$26.71	$—

42	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2018 (Unaudited)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund
Investment Income:
Interest	$17,051,461	$3,623,403	$101,282,657
Dividends from affiliated issuers (Note 10)	237,627	2,153,754	906,174
Dividends from unaffiliated issuers	28,773	2,420,938	563,534

Total investment income	17,317,861	8,198,095	102,752,365

Expenses:
Management fee (Note 5)	1,101,678	1,105,922	7,021,258
Shareholder service fee – Class III (Note 5)	145,166	29,826	949,378
Shareholder service fee – Class IV (Note 5)	—	422,486	1,373,155
Shareholder service fee – Class VI (Note 5)	189,142	—	—
Audit and tax fees	44,001	45,147	79,903
Custodian, fund accounting agent and transfer agent fees	82,736	81,589	346,813
Legal fees	14,276	15,709	28,937
Registration fees	1,488	2,771	7,836
Trustees’ fees and related expenses (Note 5)	12,952	10,290	45,441
Interest expense (Note 2)	—	3,631	214,800
Miscellaneous	5,332	5,488	33,839

Total expenses	1,596,771	1,722,859	10,101,360
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(138,208)	(140,314)	—
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	(448,084)	(30,452)
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	—	(73,701)	(4,187)

Net expenses	1,458,563	1,060,760	10,066,721

Net investment income (loss)	15,859,298	7,137,335	92,685,644

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(9,425,171)	(2,910,536)	5,388,334
Investments in affiliated issuers	(15,659)	737,344	—
Futures contracts	—	1,264,909	—
Options	—	—	70,000
Swap contracts	666,232	1,089,740	7,401,897
Forward currency contracts	1,184,981	1,719,992	7,902,011
Foreign currency and foreign currency related transactions	43,881	100,942	277,071

Net realized gain (loss)	(7,545,736)	2,002,391	21,039,313

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	6,502,743	(3,601,084)	(323,937,912)
Investments in affiliated issuers	—	(1,674,383)	202,914
Investments in securities sold short	—	—	—
Futures contracts	—	(435,317)	—
Written options	—	—	(3,210,846)
Swap contracts	1,505,460	2,913,646	19,526,095
Forward currency contracts	1,446,179	9,352,266	(1,402,074)
Foreign currency and foreign currency related transactions	14,352	—	(414,909)

Net change in unrealized appreciation (depreciation)	9,468,734	6,555,128	(309,236,732)

Net realized and unrealized gain (loss)	1,922,998	8,557,519	(288,197,419)

Net increase (decrease) in net assets resulting from operations	$17,782,296	$15,694,854	$(195,511,775)

See accompanying notes to the financial statements.	43

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2018 (Unaudited) — (Continued)

	High Yield Fund(a)	Opportunistic Income Fund	U.S. Treasury Fund
Investment Income:
Interest	$1,033,664	$23,250,811	$19,492,631
Dividends from affiliated issuers (Note 10)	17,539	383,902	—
Dividends from unaffiliated issuers	2,357	54,595	6,579

Total investment income	1,053,560	23,689,308	19,499,210

Expenses:
Management fee (Note 5)	138,886	2,261,458	844,545
Shareholder service fee – Class III (Note 5)	—	—	—
Shareholder service fee – Class IV (Note 5)	—	—	—
Shareholder service fee – Class VI (Note 5)	21,825	310,950	—
Organizational expenses	138,574	—	—
Audit and tax fees	23,145	62,465	18,367
Custodian, fund accounting agent and transfer agent fees	12,059	108,546	111,444
Legal fees	1,811	71,666	13,759
Registration fees	4,588	1,028	704
Trustees’ fees and related expenses (Note 5)	942	13,131	24,781
Interest expense (Note 2)	20,638	18,889	—
Miscellaneous	5,026	19,635	7,919

Total expenses	367,494	2,867,768	1,021,519
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(144,177)	(198,590)	(992,445)

Net expenses	223,317	2,669,178	29,074

Net investment income (loss)	830,243	21,020,130	19,470,136

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	33,851	12,322,261	(709,175)
Investments in affiliated issuers	—	(40,186)	—
Investments in securities sold short	—	333,555	—
Futures contracts	22,520	604,530	—
Written options	—	583,963	—
Swap contracts	1,509,108	499,477	—
Forward currency contracts	108,242	(5,155)	—
Foreign currency and foreign currency related transactions	76,170	(6,443)	—

Net realized gain (loss)	1,749,891	14,292,002	(709,175)*

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	611,112	(9,879,427)	1,256,117
Investments in affiliated issuers	—	23,383	—
Investments in securities sold short	—	(494,647)	—
Futures contracts	25,666	17,161	—
Written options	—	(152,176)	—
Swap contracts	865,858	(4,202,294)	—
Forward currency contracts	214,227	17,898	—
Foreign currency and foreign currency related transactions	—	(34)	—

Net change in unrealized appreciation (depreciation)	1,716,863	(14,670,136)	1,256,117

Net realized and unrealized gain (loss)	3,466,754	(378,134)	546,942

Net increase (decrease) in net assets resulting from operations	$4,296,997	$20,641,996	$20,017,078

(a) Period from June 25, 2018 (commencement of operations) through August 31, 2018.
* For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

44	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$15,859,298	$20,940,318	$7,137,335	$17,999,886
Net realized gain (loss)	(7,545,736)	694,506	2,002,391	8,423,203
Change in net unrealized appreciation (depreciation)	9,468,734	(19,218,760)	6,555,128	(17,657,057)

Net increase (decrease) in net assets from operations	17,782,296	2,416,064	15,694,854	8,766,032

Distributions to shareholders from:
Net investment income
Class III	(1,443,569)	(2,024,013)	(174,777)	(332,939)
Class IV	—	—	(3,055,497)	(23,549,157)
Class VI	(5,659,469)	(10,978,139)	—	—

Total distributions from net investment income	(7,103,038)	(13,002,152)	(3,230,274)	(23,882,096)

Net share transactions (Note 9):
Class III	(126,632,696)	(73,760,828)	8,189,800	12,381,895
Class IV	—	—	(233,621,573)	369,406,029
Class VI	(677,641,164)	(181,503,566)	—	—

Increase (decrease) in net assets resulting from net share transactions	(804,273,860)	(255,264,394)	(225,431,773)	381,787,924

Total increase (decrease) in net assets	(793,594,602)	(265,850,482)	(212,967,193)	366,671,860

Net assets:
Beginning of period	1,226,143,110	1,491,993,592	955,277,439	588,605,579

End of period	$432,548,508	$1,226,143,110	$742,310,246	$955,277,439

Accumulated undistributed (distributions in excess of) net investment income	$17,471,244	$8,714,984	$9,395,007	$5,487,946

See accompanying notes to the financial statements.	45

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Country Debt Fund		High Yield Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Period from June 25, 2018 (commencement of operations) through August 31, 2018 (Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$92,685,644	$190,864,386	$830,243
Net realized gain (loss)	21,039,313	86,872,155	1,749,891
Change in net unrealized appreciation (depreciation)	(309,236,732)	(51,980,538)	1,716,863

Net increase (decrease) in net assets from operations	(195,511,775)	225,756,003	4,296,997

Distributions to shareholders from:
Net investment income
Class III	(17,088,236)	(72,600,877)	—
Class IV	(35,795,942)	(207,887,262)	—

Total distributions from net investment income	(52,884,178)	(280,488,139)	—

Net share transactions (Note 9):
Class III	27,875,371	220,374,650	—
Class IV	(134,223,114)	(118,629,623)	—
Class VI	—	—	214,419,851

Increase (decrease) in net assets resulting from net share transactions	(106,347,743)	101,745,027	214,419,851

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	637,514	1,028,334	—
Class IV	1,354,875	2,878,920	—

Increase in net assets resulting from purchase premiums and redemption fees	1,992,389	3,907,254	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(104,355,354)	105,652,281	214,419,851

Total increase (decrease) in net assets	(352,751,307)	50,920,145	218,716,848
Net assets:
Beginning of period	4,136,165,232	4,085,245,087	—

End of period	$3,783,413,925	$4,136,165,232	$218,716,848

Accumulated undistributed (distributions in excess of) net investment income	$(27,272,676)	$(67,074,142)	$830,243

46	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Opportunistic Income Fund		U.S. Treasury Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$21,020,130	$55,173,815	$19,470,136	$24,320,611
Net realized gain (loss)	14,292,002	(3,342,915)	(709,175)	(1,278,414)
Change in net unrealized appreciation (depreciation)	(14,670,136)	10,426,708	1,256,117	(1,139,646)

Net increase (decrease) in net assets from operations	20,641,996	62,257,608	20,017,078	21,902,551

Distributions to shareholders from:
Net investment income
Core Class	—	—	(19,470,136)	(24,320,611)
Class VI	(8,575,128)	(32,473,748)	—	—

Total distributions from net investment income	(8,575,128)	(32,473,748)	(19,470,136)	(24,320,611)

Net share transactions (Note 9):
Core Class	—	—	(1,496,069,163)	(339,573,514)
Class VI	(136,292,026)	(336,644,785)	—	—

Increase (decrease) in net assets resulting from net share transactions	(136,292,026)	(336,644,785)	(1,496,069,163)	(339,573,514)

Purchase premiums and redemption fees (Notes 2 and 9):
Class VI	1,172,551	1,921,360	—	—

Increase in net assets resulting from purchase premiums and redemption fees	1,172,551	1,921,360	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(135,119,475)	(334,723,425)	(1,496,069,163)	(339,573,514)

Total increase (decrease) in net assets	(123,052,607)	(304,939,565)	(1,495,522,221)	(341,991,574)

Net assets:
Beginning of period	1,205,954,269	1,510,893,834	2,324,705,565	2,666,697,139

End of period	$1,082,901,662	$1,205,954,269	$829,183,344	$2,324,705,565

Accumulated undistributed (distributions in excess of) net investment income	$19,474,044	$7,029,042	$—	$—

See accompanying notes to the financial statements.	47

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class III Shares												Class VI Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017		2016		2015		2014				2018		2017		2016		2015		2014
Net asset value, beginning of period	$21.95		$22.15		$22.16		$26.36		$24.57		$24.43		$22.02		$22.23		$22.21		$26.40		$24.60		$24.46

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.39		0.33		0.18		0.01		0.38		0.00	(b)	0.40		0.36		0.21		0.06		0.22		0.03
Net realized and unrealized gain (loss)	0.12		(0.31)		(0.19)		(2.58)		2.48		0.17		0.12		(0.33)		(0.19)		(2.61)		2.68		0.16

Total from investment operations	0.51		0.02		(0.01)		(2.57)		2.86		0.17		0.52		0.03		0.02		(2.55)		2.90		0.19

Less distributions to shareholders:
From net investment income	(0.18)		(0.22)		—		(1.63)		(0.67)		(0.03)		(0.18)		(0.24)		—		(1.64)		(0.70)		(0.05)
From net realized gains	—		—		—		—		(0.40)		—		—		—		—		—		(0.40)		—

Total distributions	(0.18)		(0.22)		—		(1.63)		(1.07)		(0.03)		(0.18)		(0.24)		—		(1.64)		(1.10)		(0.05)

Net asset value, end of period	$22.28		$21.95		$22.15		$22.16		$26.36		$24.57		$22.36		$22.02		$22.23		$22.21		$26.40		$24.60

Total Return(c)	2.33	%**	0.07%		(0.05)%		(9.88)%		11.92%		0.72%		2.38	%**	0.12%		0.09%		(9.79)%		12.05%		0.79%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$83,097		$207,008		$282,272		$352,828		$421,910		$260,775		$349,451		$1,019,135		$1,209,721		$1,888,505		$4,652,197		$2,849,433
Net operating expenses to average daily net assets	0.41	%*(e)	0.41%		0.41	%(e)	0.40	%(e)	0.40	%(e)	0.40	%(d)(e)	0.31	%*(e)	0.31%		0.31	%(e)	0.31	%(e)	0.31	%(e)	0.31	%(d)(e)
Interest and/or dividend expenses to average daily net assets	—		0.00	%(f)(g)	0.00	%(f)(g)	0.02	%(f)	0.01	%(f)	0.00	%(f)(g)	—		0.00	%(f)(g)	0.00	%(f)(g)	0.02	%(f)	0.01	%(f)	0.00	%(f)(g)
Total net expenses to average daily net assets	0.41	%*(e)	0.41%		0.41	%(e)	0.42	%(e)	0.41	%(e)	0.40	%(e)	0.31	%*(e)	0.31%		0.31	%(e)	0.33	%(e)	0.32	%(e)	0.31	%(e)
Net investment income (loss) to average daily net assets(a)	3.47	%*	1.50%		0.81%		0.03%		1.49%		0.01%		3.63	%*	1.59%		0.94%		0.27%		0.84%		0.13%
Portfolio turnover rate	42	%**(h)	89%		130	%(h)	177%		177%		32%		42	%**(h)	89%		130	%(h)	177%		177%		32%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.02%		0.02%		0.03%		0.02%		0.02%		0.03	%*	0.02%		0.02%		0.03%		0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	Net investment income (loss) was less than $0.01 per share.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)	Ratio is less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the year ended February 28, 2017, including transactions in USTF, was 57% and 126%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

48	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CORE PLUS BOND FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017(a)		2016(a)	2015(a)		2014(a)				2018		2017(a)		2016(a)	2015(a)		2014(a)
Net asset value, beginning of period	$20.93		$21.10		$21.39		$23.43	$22.35		$22.23		$20.98		$21.15		$21.45		$23.49	$22.41		$22.29

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.17		0.41		0.26		0.24	0.21		0.21		0.17		0.46		0.24		0.27	0.21		0.21
Net realized and unrealized gain (loss)	0.21		(0.06)		0.25		(1.14)	1.83		0.24		0.21		(0.10)		0.29		(1.17)	1.83		0.27

Total from investment operations	0.38		0.35		0.51		(0.90)	2.04		0.45		0.38		0.36		0.53		(0.90)	2.04		0.48

Less distributions to shareholders:
From net investment income	(0.09)		(0.52)		(0.80)		(1.14)	(0.96)		(0.33)		(0.08)		(0.53)		(0.83)		(1.14)	(0.96)		(0.36)

Total distributions	(0.09)		(0.52)		(0.80)		(1.14)	(0.96)		(0.33)		(0.08)		(0.53)		(0.83)		(1.14)	(0.96)		(0.36)

Net asset value, end of period	$21.22		$20.93		$21.10		$21.39	$23.43		$22.35		$21.28		$20.98		$21.15		$21.45	$23.49		$22.41

Total Return(c)	1.80	%**	1.61%		2.44%		(3.93)%	9.25%		2.15%		1.84	%**	1.68%		2.55%		(3.91)%	9.32%		2.15%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,442		$34,641		$22,172		$52,187	$51,045		$48,632		$698,868		$920,637		$566,433		$215,060	$191,054		$191,571
Net operating expenses to average daily net assets(d)	0.29	%*	0.29%		0.35%		0.35%	0.37%		0.38%		0.24	%*	0.24%		0.30%		0.30%	0.32%		0.33%
Interest and/or dividend expenses to average daily net assets(e)	0.00	%(f)*	0.00	%(f)	0.00	%(f)	0.01%	0.00	%(f)	0.00	%(f)	0.00	%(f)*	0.00	%(f)	0.00	%(f)	0.01%	0.00	%(f)	0.00	%(f)
Total net expenses to average daily net assets(d)	0.29	%*	0.29%		0.35%		0.36%	0.37%		0.38%		0.24	%*	0.24%		0.30%		0.31%	0.32%		0.33%
Net investment income (loss) to average daily net assets(b)	1.63	%*	1.91%		1.21%		1.14%	0.89%		0.95%		1.61	%*	2.14%		1.10%		1.17%	0.94%		0.99%
Portfolio turnover rate	100	%(g)**	198	%(g)	216	%(g)	21%	128%		87%		100	%(g)**	198	%(g)	216	%(g)	21%	128%		87%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.15	%*	0.14%		0.30%		0.21%	0.15%		0.12%		0.15	%*	0.14%		0.26%		0.21%	0.15%		0.12%

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Ratio is less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 118%, 221% and 325%, respectively, of the average value of its portfolio.

(h)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	49

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017(a)		2016(a)		2015(a)		2014(a)				2018		2017(a)		2016(a)		2015(a)		2014(a)
Net asset value, beginning of period	$28.62		$28.99		$26.01		$28.47		$29.31		$31.02		$28.57		$28.95		$25.98		$28.44		$29.28		$30.99

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.65		1.36		1.94		1.53		1.77	(c)	1.80		0.65		1.39		1.95		1.53		1.80	(c)	1.80
Net realized and unrealized gain (loss)	(2.00)		0.32		3.01	(d)	(2.04)		(0.03)		(1.77)		(1.99)		0.29		3.01	(d)	(2.01)		(0.06)		(1.74)

Total from investment operations	(1.35)		1.68		4.95		(0.51)		1.74		0.03		(1.34)		1.68		4.96		(0.48)		1.74		0.06

Less distributions to shareholders:
From net investment income	(0.38)		(2.05)		(1.97)		(1.95)		(2.58)		(1.74)		(0.38)		(2.06)		(1.99)		(1.98)		(2.58)		(1.77)

Total distributions	(0.38)		(2.05)		(1.97)		(1.95)		(2.58)		(1.74)		(0.38)		(2.06)		(1.99)		(1.98)		(2.58)		(1.77)

Net asset value, end of period	$26.89		$28.62		$28.99		$26.01		$28.47		$29.31		$26.85		$28.57		$28.95		$25.98		$28.44		$29.28

Total Return(e)	(4.75	)%**	5.81%		19.47%		(1.77)%		6.03%		0.27%		(4.71	)%**	5.83%		19.50%		(1.73)%		6.07%		0.33%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,223,580		$1,273,188		$1,067,086		$827,667		$746,182		$582,639		$2,559,834		$2,862,977		$3,018,159		$3,099,809		$3,262,104		$2,465,331
Net operating expenses to average daily net assets(f)	0.53	%*	0.53%		0.54%		0.54%		0.56%		0.56	%(g)	0.48	%*	0.48%		0.49%		0.49%		0.51%		0.51	%(g)
Interest and/or dividend expenses to average daily net assets(h)	0.01%		0.00	%(i)	—		0.00	%(i)	—		—		0.01%		0.00	%(i)	—		0.00	%(i)	—		—
Total net expenses to average daily net assets(f)	0.54	%*	0.53%		0.54%		0.54%		0.56%		0.56	%(g)	0.49	%*	0.48%		0.49%		0.49%		0.51%		0.51	%(g)
Net investment income (loss) to average daily net assets(b)	4.59	%*	4.57%		6.76%		5.58%		5.86	%(j)	5.99%		4.63	%*	4.67%		6.81%		5.60%		5.93	%(j)	6.02%
Portfolio turnover rate	9	%(k)**	34	%(k)	21	%(k)	20%		18%		27%		9	%(k)**	34	%(k)	21	%(k)	20%		18%		27%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(l)	0.00	%*(i)	0.00	%(i)	0.00	%(i)	0.00	%(i)	0.00	%(i)	—		0.00	%*(i)	0.00	%(i)	0.00	%(i)	0.00	%(i)	0.00	%(i)	—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.03		$0.04	(a)	$0.04	(a)	$0.06	(a)	$0.05	(a)	$0.01		$0.03		$0.04	(a)	$0.04	(a)	$0.06	(a)	$0.05	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)

Includes income per share of $0.06 and $0.09, respectively, as a result of litigation on certain sovereign debt. Excluding this income, the Fund’s net investment income per share would have been $1.71 and $1.71, respectively. These per share amounts have been adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

(d)

Includes realized gain per share of $0.23 and $0.23, respectively, as a result of litigation on Argentinian sovereign debt. Excluding this income, the Fund’s realized gain per share would have been $2.78 and $2.78, respectively.

(e)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(i)	Ratio is less than 0.01%.
(j)

Includes income of $0.24 and $0.24, respectively, of average daily net assets as a result of litigation on certain sovereign debt. Excluding this income, the Fund’s net investment income to average daily net assets would have been 5.62% and 5.69%, respectively.

(k)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 9%, 33% and 23%, respectively, of the average value of its portfolio.

(l)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

50	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

HIGH YIELD FUND

	Class VI Shares
	Period from June 25, 2018 (commencement of operations) through August 31, 2018 (Unaudited)
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08
Net realized and unrealized gain (loss)	0.32

Total from investment operations	0.40

Net asset value, end of period	$20.40

Total Return(b)	2.00	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$218,717
Net operating expenses to average daily net assets(c)	0.51	%*
Interest and/or dividend expenses to average daily net assets(d)	0.05	%*
Total net expenses to average daily net assets(c)	0.56	%*
Net investment income (loss) to average daily net assets(a)	2.09	%*
Portfolio turnover rate(e)	17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.36	%*
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018, including transactions in USTF, was 32% of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	51

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND

	Class VI Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017		2016		2015(a)		2014(a)(b)
Net asset value, beginning of period	$26.41		$25.78		$24.57		$24.80		$24.22		$24.22

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.50		1.15		0.96		0.53		0.54		0.84
Net realized and unrealized gain (loss)	0.03		0.18		0.89		(0.34)		0.42		0.14

Total from investment operations	0.53		1.33		1.85		0.19		0.96		0.98

Less distributions to shareholders:
From net investment income	(0.23)		(0.70)		(0.64)		(0.42)		(0.38)		(0.56)
From net realized gains	—		—		—		—		—		(0.42)

Total distributions	(0.23)		(0.70)		(0.64)		(0.42)		(0.38)		(0.98)

Net asset value, end of period	$26.71		$26.41		$25.78		$24.57	(d)	$24.80		$24.22

Total Return(e)	2.00	%**	5.18%		7.62%		0.77%		3.98%		4.27%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,082,902		$1,205,954		$1,510,894		$1,648,019		$1,790,805		$2,111,080
Net operating expenses to average daily net assets(f)	0.47	%*	0.47%		0.33%		0.31%		0.31%		0.31	%(g)
Interest and/or dividend expenses to average daily net assets(i)	0.00	%*(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)	—
Total net expenses to average daily net assets(f)	0.47	%*	0.47%		0.33%		0.31%		0.31%		0.31	%(g)
Net investment income (loss) to average daily net assets(c)	3.72	%*	4.39%		3.82%		2.13%		2.18%		3.51%
Portfolio turnover rate	48	%**(j)	152	%(j)	66	%(j)	66%		37%		30%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.03%		0.04%		0.03%		0.03%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03		$0.04		$0.03		$0.04		$0.03		$0.05

(a)	Per share amounts were adjusted to reflect a 1:7 reverse stock split effective May 15, 2014.
(b)

Effective February 12, 2014, GMO Debt Opportunities Fund (the “Acquired Fund”) merged into GMO Short-Duration Collateral Fund (the “Acquiring Fund”) and the surviving entity was renamed GMO Debt Opportunities Fund. For accounting and financial reporting purposes, the Acquired Fund is the surviving entity, meaning the combined entity adopted the historical financial reporting history of the Acquired Fund. Share and per share information have been adjusted to reflect the effects of the merger.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(d)

Beginning December 21, 2015 the pricing source for certain fixed income assets of the Fund changed, which resulted in an increase in the December 21, 2015 net asset value of the Fund by $0.04 per share.

(e)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Ratio is less than 0.01%.
(i)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(j)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 57%, 175% and 75%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

52	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. TREASURY FUND

	Core Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017		2016		2015		2014
Net asset value, beginning of period	$24.97		$25.00		$25.00		$25.00		$25.00		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.23		0.26		0.12		0.04		0.01		0.02
Net realized and unrealized gain (loss)	0.01		(0.03)		0.01		0.00		0.00	(a)	0.01

Total from investment operations	0.24		0.23		0.13		0.04		0.01		0.03

Less distributions to shareholders:
From net investment income	(0.23)		(0.26)		(0.12)		(0.03)		(0.01)		(0.02)
From net realized gains	—		—		(0.01)		(0.01)		(0.00	)(b)	(0.01)

Total distributions	(0.23)		(0.26)		(0.13)		(0.04)		(0.01)		(0.03)

Net asset value, end of period	$24.98		$24.97		$25.00		$25.00		$25.00		$25.00

Total Return(c)	1.00	%**	0.96%		0.54%		0.19%		0.06%		0.11%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$829,183		$2,324,706		$2,666,697		$4,033,504		$2,243,931		$1,909,864
Net expenses to average daily net assets	0.00	%(d)*	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)(e)
Net investment income (loss) to average daily net assets	1.85	%*	1.06%		0.47%		0.16%		0.05%		0.08%
Portfolio turnover rate(f)	0	%**	0%		0%		0%		0%		0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%*	0.09%		0.10%		0.10%		0.10%		0.10%

(a)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(b)	Distributions from net realized gains were less than $0.01 per share.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Ratio is less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	53

GMO Trust Funds

Notes to Financial Statements

August 31, 2018 (Unaudited)

1.	Organization

Each of Asset Allocation Bond Fund, Core Plus Bond Fund, Emerging Country Debt Fund, High Yield Fund (commenced operations on June 25, 2018), Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	FTSE 3-Month Treasury Bill Index	Total return in excess of benchmark
Core Plus Bond Fund	Bloomberg Barclays U.S. Aggregate Index	Total return in excess of benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global	Total return in excess of benchmark
High Yield Fund	Markit iBoxx USD Liquid High Yield Index	Total return in excess of benchmark
Opportunistic Income Fund	Not Applicable	Capital appreciation and current income
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective

Asset Allocation Bond Fund and U.S. Treasury Fund currently limit subscriptions.

Emerging Country Debt Fund is currently distributed in Switzerland. The distribution of shares in Switzerland will be exclusively made to, and directed at, qualified investors as defined in the Swiss Collective Investment Schemes Act of 23 June 2006, as amended, and its implementing ordinance.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds. See the table below for information about securities for which no alternative pricing source was available.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2018, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, if any, that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2018. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2018 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Single source; No alternative pricing source was available
Asset Allocation Bond Fund	—		—
Core Plus Bond Fund	< 1%		3%
Emerging Country Debt Fund	1%	†	3%
Opportunistic Income Fund	1%	‡	11%
High Yield Fund	—		—
U.S. Treasury Fund	—		—

†

Includes the Republic of Albania Par Bond, due 08/31/25 which represents 1.0% of the Fund’s total net assets and is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 08/15/25.

‡	Consists of four U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). Other than Funds with investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor) or as described in the footnotes to the Securities and derivatives table above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at August 31, 2018.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; and third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$29,000,503	$344,726,153	$—	$373,726,656
U.S. Government Agency	32,990,857	—	—	32,990,857

TOTAL DEBT OBLIGATIONS	61,991,360	344,726,153	—	406,717,513

Mutual Funds	21,380,716	—	—	21,380,716
Short-Term Investments	1,516,027	15,139,938	—	16,655,965

Total Investments	84,888,103	359,866,091	—	444,754,194

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,401,890	—	1,401,890
Swap Contracts
Interest Rate Risk	—	1,393,506	—	1,393,506

Total	$84,888,103	$362,661,487	$—	$447,549,590

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,592,903)	$—	$(1,592,903)
Swap Contracts
Interest Rate Risk	—	(1,162,900)	—	(1,162,900)

Total	$—	$(2,755,803)	$—	$(2,755,803)

Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$22,352,281	$—	$22,352,281
U.S. Government	221,960,856	—	—	221,960,856
U.S. Government Agency	—	119,369,200	—	119,369,200

TOTAL DEBT OBLIGATIONS	221,960,856	141,721,481	—	363,682,337

Mutual Funds	330,989,270	—	—	330,989,270
Short-Term Investments	3,349,336	149,976,381	—	153,325,717

Total Investments	556,299,462	291,697,862	—	847,997,324

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Core Plus Bond Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$3,639,627	$—	$3,639,627
Swap Contracts
Interest Rate Risk	—	3,310,129	—	3,310,129

Total	$556,299,462	$298,647,618	$—	$854,947,080

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(3,123,863)	$—	$(3,123,863)
Futures Contracts
Interest Rate Risk	(164,626)	—	—	(164,626)
Swap Contracts
Interest Rate Risk	—	(2,672,313)	—	(2,672,313)

Total	$(164,626)	$(5,796,176)	$—	$(5,960,802)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$43,232,627	$—	$43,232,627
Corporate Debt	—	5,530,373	26,456,738	31,987,111
Foreign Government Agency	—	723,586,093	131,093,111	854,679,204
Foreign Government Obligations	—	1,744,741,656	119,648,802	1,864,390,458
U.S. Government	490,572,252	76,288,589	—	566,860,841

TOTAL DEBT OBLIGATIONS	490,572,252	2,593,379,338	277,198,651	3,361,150,241

Loan Assignments	—	—	8,244,656	8,244,656
Loan Participations	—	—	50,837,131	50,837,131
Mutual Funds	96,381,706	—	—	96,381,706
Rights/Warrants	—	27,261,111	3,648,061	30,909,172
Short-Term Investments	199,272,570	—	—	199,272,570

Total Investments	786,226,528	2,620,640,449	339,928,499	3,746,795,476

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	725,596	—	725,596
Options
Credit Risk	—	—	131,894	131,894
Swap Contracts
Credit Risk	—	23,842,924	—	23,842,924
Interest Rate Risk	—	8,557,154	—	8,557,154

Total	$786,226,528	$2,653,766,123	$340,060,393	$3,780,053,044

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(170,564)	$—	$(170,564)
Options
Credit Risk	—	—	(3,200,781)	(3,200,781)
Swap Contracts
Credit Risk	—	(21,610,400)	—	(21,610,400)
Interest Rate Risk	—	(1,461,779)	—	(1,461,779)

Total	$—	$(23,242,743)	$(3,200,781)	$(26,443,524)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$54,803,817	$—	$54,803,817
U.S. Government	36,051,017	—	—	36,051,017
U.S. Government Agency	74,322,816	—	—	74,322,816

TOTAL DEBT OBLIGATIONS	110,373,833	54,803,817	—	165,177,650

Mutual Funds	1,316,876	—	—	1,316,876
Short-Term Investments	57,470	46,742,639	—	46,800,109

Total Investments	111,748,179	101,546,456	—	213,294,635

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	251,719	—	251,719
Futures Contracts
Interest Rate Risk	25,666	—	—	25,666
Swap Contracts
Credit Risk	—	5,794,651	—	5,794,651
Interest Rate Risk	—	295,012	—	295,012

Total	$111,773,845	$107,887,838	$—	$219,661,683

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(37,492)	$—	$(37,492)

Total	$—	$(37,492)	$—	$(37,492)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$916,122,182	$35,665,610	$951,787,792
U.S. Government	2,800,409	—	—	2,800,409
U.S. Government Agency	—	—	15,891,462	15,891,462

TOTAL DEBT OBLIGATIONS	2,800,409	916,122,182	51,557,072	970,479,663

Mutual Funds	48,776,146	—	—	48,776,146
Short-Term Investments	7,129,966	29,978,268	—	37,108,234
Purchased Options	—	260,612	—	260,612

Total Investments	58,706,521	946,361,062	51,557,072	1,056,624,655

Derivatives^
Futures Contracts
Interest Rate Risk	56,636	—	—	56,636
Swap Contracts
Credit Risk	—	28,553,429	—	28,553,429
Interest Rate Risk	—	3,415,647	—	3,415,647

Total	$58,763,157	$978,330,138	$51,557,072	$1,088,650,367

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(4,442)	$—	$—	$(4,442)
Written Options
Credit Risk	—	(52,410)	—	(52,410)
Swap Contracts
Credit Risk	—	(7,706,062)	—	(7,706,062)
Interest Rate Risk	—	(418,941)	—	(418,941)

Total	$(4,442)	$(8,177,413)	$—	$(8,181,855)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$800,659,758	$47,000,628	$—	$847,660,386

Total Investments	800,659,758	47,000,628	—	847,660,386

Total	$800,659,758	$47,000,628	$—	$847,660,386

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

The tables above are based on market values or unrealized appreciation/(depreciation), in the case of forward currency contracts, rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options and rights/warrants, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ summary of levels above.

For all Funds for the period ended August 31, 2018, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2018	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†	Transfer out of Level 3†	Balances as of August 31, 2018	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2018
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$26,126,080	$—	$—	$(711)	$—	$331,369	$—	$—	$26,456,738	$331,369
Foreign Government Agency	134,381,263	—	—	788,504	—	(4,076,656)	—	—	131,093,111	(4,076,656)
Foreign Government Obligations	123,199,974	—	(3,206,336)	2,257,459	—	(2,602,295)	—	—	119,648,802	(2,602,295)

Total Debt Obligations	283,707,317	—	(3,206,336)	3,045,252	—	(6,347,582)	—	—	277,198,651	(6,347,582)

Loan Assignments	1,110,398	7,300,000	(224,630)	7,443	—	51,445	—	—	8,244,656	51,445
Loan Participations	59,670,207	—	(5,496,530)	1,061,483	—	(4,398,029)	—	—	50,837,131	(4,398,029)
Rights/Warrants	6,474,227	—	—	—	—	(2,826,166)	—	—	3,648,061	(2,826,166)

Total Investments	350,962,149	7,300,000	(8,927,496)	4,114,178	—	(13,520,332)	—	—	339,928,499	(13,520,332)

Derivatives
Options	(912,233)	—	(70,000)	—	1,124,194	(3,210,848)	—	—	(3,068,887)	(1,751,774)

Total	$350,049,916	$7,300,000	$(8,997,496)#	$4,114,178	$1,124,194	$(16,731,180)	$—	$—	$336,859,612	$(15,272,106)

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Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Balances as of February 28, 2018	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†	Transfer out of Level 3†	Balances as of August 31, 2018	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2018
Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$37,555,550	$—	$(2,019,705)	$91,828	$—	$37,937	$—	$—	$35,665,610	$37,937
U.S. Government Agency	17,123,540	—	(1,318,639)	16,997	—	69,564	—	—	15,891,462	69,564

Total	$54,679,090	$—	$(3,338,344)##	$108,825	$—	$107,501	$—	$—	$51,557,072	$107,501

†	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
#	Includes $8,927,495 of proceeds received from principal paydowns.
##	Includes $3,338,344 of proceeds received from principal paydowns.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of August 31, 2018 were as follows:

Fund Name	Level 3 securities and derivatives
Asset Allocation Bond Fund	—
Core Plus Bond Fund	2%
Emerging Country Debt Fund	9%
High Yield Fund	—
Opportunistic Income Fund	5%
U.S. Treasury Fund	—

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of

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August 31, 2018 (Unaudited)

which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. As of August 31, 2018, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at period end. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Gross Value	Net Value (with related collateral)	Weighted Average Maturity (days)
Opportunistic Income Fund	Barclays Bank plc	$29,978,268	$30,581,994	4.0
U.S. Treasury Fund	Barclays Bank plc	$47,000,628	$47,947,163	4.0

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of August 31, 2018, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	$36,933,066	$35,548,608

As of August 31, 2018, Emerging Country Debt Fund had investments in reverse repurchase agreements with JP Morgan Securities, Inc. with a gross value of $36,933,066. The value of related collateral on reverse repurchase agreements exceeded the value at period end. As of August 31, 2018, the reverse repurchase agreements held by Emerging Country Debt Fund had open maturity dates.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

		August 31, 2018

		Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	Demand	Total
Emerging Country Debt Fund
Reverse Repurchase Agreements
Non-U.S. Government Debt Obligations	$—	$—	$—	$—	$36,933,066	$36,933,066

Total borrowings	$—	$—	$—	$—	$36,933,066	$36,933,066

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

With the exception of U.S. Treasury Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available. U.S. Treasury Fund will generally pay dividends on the first business day following the end of each month in which dividends were declared. Accrued dividends in respect of a shareholder’s partial redemption of U.S. Treasury Fund shares redeemed between monthly payment dates will be paid on the first business day following the end of the month in which redemptions are made. Accrued dividends in respect of a shareholder’s complete redemption of U.S. Treasury Fund shares between monthly payment dates will be paid with the redemption proceeds. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2018, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2018, certain Funds elected to defer to March 1, 2018 post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Post-October Capital Losses ($)
Asset Allocation Bond Fund	(1,850,864)
Core Plus Bond Fund	(5,029,797)
Emerging Country Debt Fund	(980,792)
High Yield Fund	N/A
Opportunistic Income Fund	(1,668,698)
U.S. Treasury Fund	(586,886)

As of February 28, 2018, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2018, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)			Long-Term ($)

Fund Name	Expiration Date 2/28/2019	No Expiration Date	Total Short- Term ($)	No Expiration Date
Asset Allocation Bond Fund	—	(24,215,916)	(24,215,916)	(36,964,291)
Core Plus Bond Fund	—	(291,118)	(291,118)	(27,549,806)
Emerging Country Debt Fund	(66,474,254)	(47,525,714)	(113,999,968)	—
High Yield Fund	—	—	—	—
Opportunistic Income Fund	—	—	—	(101,703,005)
U.S. Treasury Fund	—	(739,977)	(739,977)	—

As of August 31, 2018, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	449,115,206	254,523	(4,615,535)	(4,361,012)	53,190
Core Plus Bond Fund	857,481,228	4,827,620	(14,311,524)	(9,483,904)	968,725
Emerging Country Debt Fund	4,119,824,523	215,171,756	(588,200,803)	(373,029,047)	(22,693,045)
High Yield Fund	212,669,038	921,606	(296,009)	625,597	823,391
Opportunistic Income Fund	1,044,637,825	29,885,632	(17,898,802)	11,986,830	(7,896,934)
U.S. Treasury Fund	847,611,357	115,526	(66,497)	49,029	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations. Any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO also may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees). GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

As of August 31, 2018, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund(1)	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Purchase Premium	—	—	0.75%	—	0.40%	—
Redemption Fee	—	—	0.75%	—	0.40%	—

(1)	Prior to February 1, 2016, the premiums on purchases and the fee on redemptions were each 0.50% of the amount invested or redeemed.

Recently-issued accounting guidance

In March 2017, the Financial Accounting Standards Board (“FASB”) issued an amendment to U.S. GAAP, which amends the required amortization period for purchased callable debt securities that have been purchased at a premium. The scope of the amendment is limited to debt securities that have an explicit non-contingent call feature at a fixed price on a preset date or dates. The amendment requires that the aforementioned premium on such debt securities shall be amortized through the next call date, whereas current U.S. GAAP requires amortization through the maturity date of the security. This amendment does not apply to debt securities purchased at a discount and is effective for fiscal years beginning after December 15, 2018. GMO is currently evaluating the impact, if any, of this guidance on the Fund’s financial statements and disclosures.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Commodities Risk	X
Counterparty Risk	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X
Currency Risk	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X
Futures Contracts Risk		X		X	X
Illiquidity Risk	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Management and Operational Risk	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X	X		X
Market Risk – Equities	X				X
Market Risk – Fixed Income	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X
Small Company Risk	X	X			X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms

GMO Trust Funds

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because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government

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securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as

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expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates, inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to the Fund under an OTC derivatives contract, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, inaccurate valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

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A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear.

The SEC has proposed a rule under the 1940 Act, regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate

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exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

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A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) in which it invests, and may incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance may not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs will bear a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could lead to higher operating expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

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• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund may have to sell other investments at disadvantageous times. A Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates may prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States generally are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. Margin and other payments made by a Fund in foreign countries may not have the same protections as payments in the United States. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

Historically, the credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. A lack of liquidity could require a Fund to sell securities to satisfy collateral posting requirements and meet redemptions, which could, in turn, create downward price pressure on the securities being sold.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the

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underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the Fund) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the NAV determination and corresponding liquidation of assets could be longer due to time zone differences and market schedules. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated to compensate for the decline.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and may cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements, or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

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GMO relies on quantitative models in making investment decisions. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are present in the ordinary course of business and are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that may have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the

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United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”) and in March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. Considerable uncertainty exists over the potential consequences and precise timeframe for Brexit, how it will be conducted, how negotiations of trade agreements will proceed, and how the financial markets will react, and as this process unfolds markets may be further disrupted. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond. War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income,” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The issuance of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to

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substantial declines in the market prices of asset-backed (and other) fixed income securities and may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on the many asset-backed securities it services. The risks associated with asset-backed securities are particularly pronounced for Opportunistic Income Fund, which has invested a substantial portion of its assets in asset-backed securities, and for the Funds that have invested a substantial portion of their assets in Opportunistic Income Fund.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the issuer’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

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The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio assets when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. However, the U.S. Federal Reserve recently has increased interest rates and continued economic recovery and the Federal Reserve’s conclusion of its quantitative easing program increase the likelihood that interest rates will increase in the United States and throughout the financial system. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• NON-DIVERSIFIED FUNDS. All of the Funds (except U.S. Treasury Fund) are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment may have a greater impact on their performance.

In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not diversified investment companies within the meaning of the 1940 Act.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets include securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until GMO is confident that it will be received. In

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some cases, the amount of a refund could be material to a Fund’s net asset value. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions.

The Funds (other than Emerging Country Debt Fund and U.S. Treasury Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the Funds have previously taken temporary defensive positions.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

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4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds will typically have (or may have, in the case of Opportunistic Income Fund and U.S. Treasury Fund) gross investment exposures in excess of their net assets (i.e., the Funds will be (or may be, in the case of U.S. Treasury Fund) leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

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For Funds that held derivatives during the period ended August 31, 2018, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund
Forward currency contracts
Adjust currency exchange rate risk	X	X	X
Adjust exposure to foreign currencies	X	X	X	X	X
Futures contracts
Adjust exposure to certain markets
Adjust interest rate exposure		X		X	X
Maintain the diversity and liquidity of the portfolio		X		X	X
Options (Purchased)
Adjust currency exchange rate risk
Adjust exposure to foreign currencies
Adjust interest rate exposure					X
Achieve exposure to a reference entity’s credit					X
Adjust exposure to equity markets
Provide a measure of protection against default loss					X
Options (Written)
Achieve exposure to a reference entity’s credit					X
Adjust currency exchange rate risk
Adjust exposure to foreign currencies
Adjust interest rate exposure					X
Maintain the diversity and liquidity of the portfolio
Provide a measure of protection against default loss					X
Options (Credit linked)
Achieve exposure to a reference entity’s credit			X
Swap contracts
Achieve exposure to a reference entity’s credit			X	X	X
Adjust exposure to certain markets				X	X
Adjust interest rate exposure	X	X	X		X
Provide a measure of protection against default loss			X	X	X
Provide exposure to the Fund’s benchmark		X
Adjust exposure to foreign currencies			X
Rights and/or warrants
Achieve exposure to a reference commodity/economic statistic			X

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2018 and the Statements of Operations for the period ended August 31, 2018^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts		Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts	Other Contracts		Total
Asset Allocation Bond Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts		$—		$—	$1,401,890	$—		$—	$1,401,890
Swap Contracts, at value¤		—		—	—	1,393,506		—	1,393,506

Total	$		$		$1,401,890	$1,393,506	$		$2,795,396

Derivatives not subject to Master Agreements		$—		$—	$—	$—		$—	$—

Total subject to Master Agreements		$—		$—	$1,401,890	$1,393,506		$—	$2,795,396

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts		$—		$—	$(1,592,903)	$—		$—	$(1,592,903)
Swap Contracts, at value¤		—		—	—	(1,162,900)		—	(1,162,900)

Total		$—		$—	$(1,592,903)	$(1,162,900)		$—	$(2,755,803)

Derivatives not subject to Master Agreements		$—		$—	$—	$—		$—	$—

Total subject to Master Agreements		$—		$—	$(1,592,903)	$(1,162,900)		$—	$(2,755,803)

Net Realized Gain (Loss) on
Forward Currency Contracts		$—		$—	$1,184,981	$—		$—	$1,184,981
Swap Contracts		—		—	—	666,232		—	666,232

Total		$—		$—	$1,184,981	$666,232		$—	$1,851,213

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts		$—		$—	$1,446,179	$—		$—	$1,446,179
Swap Contracts		—		—	—	1,505,460		—	1,505,460

Total		$—		$—	$1,446,179	$1,505,460		$—	$2,951,639

Core Plus Bond Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts		$—		$—	$3,639,627	$—		$—	$3,639,627
Swap Contracts, at value¤		—		—	—	3,310,129		—	3,310,129

Total		$—		$—	$3,639,627	$3,310,129		$—	$6,949,756

Derivatives not subject to Master Agreements		$—		$—	$—	$—		$—	$—

Total subject to Master Agreements		$—		$—	$3,639,627	$3,310,129		$—	$6,949,756

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts		$—		$—	$(3,123,863)	$—		$—	$(3,123,863)
Unrealized Depreciation on Futures Contracts¤		—		—	—	(164,626)		—	(164,626)
Swap Contracts, at value¤		—		—	—	(2,672,313)		—	(2,672,313)

Total		$—		$—	$(3,123,863)	$(2,836,939)		$—	$(5,960,802)

Derivatives not subject to Master Agreements		$—		$—	$—	$—		$—	$—

Total subject to Master Agreements		$—		$—	$(3,123,863)	$(2,836,939)		$—	$(5,960,802)

Net Realized Gain (Loss) on
Forward Currency Contracts		$—		$—	$1,719,992	$—		$—	$1,719,992
Futures Contracts		—		—	—	1,264,909		—	1,264,909
Swap Contracts		—		—	—	1,089,740		—	1,089,740

Total		$—		$—	$1,719,992	$2,354,649		$—	$4,074,641

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Core Plus Bond Fund (Continued)
Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$9,352,266	$—	$—	$9,352,266
Futures Contracts	—	—	—	(435,317)	—	(435,317)
Swap Contracts	—	—	—	2,913,646	—	2,913,646

Total	$—	$—	$9,352,266	$2,478,329	$—	$11,830,595

Emerging Country Debt Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$—	$—	$30,909,172	$30,909,172
Unrealized Appreciation on Forward Currency Contracts	—	—	725,596	—	—	725,596
Options, at value	131,894	—	—	—	—	131,894
Swap Contracts, at value¤	23,842,924	—	—	8,557,154	—	32,400,078

Total	$23,974,818	$—	$725,596	$8,557,154	$30,909,172	$64,166,740

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$30,909,172	$30,909,172

Total subject to Master Agreements	$23,974,818	$—	$725,596	$8,557,154	$—	$33,257,568

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(170,564)	$—	$—	$(170,564)
Options, at value	(3,200,781)	—	—	—	—	(3,200,781)
Swap Contracts, at value¤	(21,610,400)	—	—	(1,461,779)	—	(23,072,179)

Total	$(24,811,181)	$—	$(170,564)	$(1,461,779)	$—	$(26,443,524)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(24,811,181)	$—	$(170,564)	$(1,461,779)	$—	$(26,443,524)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$7,902,011	$—	$—	$7,902,011
Options	70,000	—	—	—	—	70,000
Swap Contracts	3,515,410	—	—	3,886,487	—	7,401,897

Total	$3,585,410	$—	$7,902,011	$3,886,487	$—	$15,373,908

Change in Net Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$(20,972,817)	$—	$—	$—	$(20,972,817)
Forward Currency Contracts	—	—	(1,402,074)	—	—	(1,402,074)
Options	(3,210,846)	—	—	—	—	(3,210,846)
Swap Contracts	1,238,904	—	—	18,287,191	—	19,526,095

Total	$(1,971,942)	$(20,972,817)	$(1,402,074)	$18,287,191	$—	$(6,059,642)

High Yield Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$251,719	$—	$—	$251,719
Unrealized Appreciation on Futures Contracts¤	—	—	—	25,666	—	25,666
Swap Contracts, at value¤	5,794,651	—	—	295,012	—	6,089,663

Total	$5,794,651	$—	$251,719	$320,678	$—	$6,367,048

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$5,794,651	$—	$251,719	$320,678	$—	$6,367,048

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(37,492)	$—	$—	$(37,492)

Total	$—	$—	$(37,492)	$—	$—	$(37,492)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(37,492)	$—	$—	$(37,492)

88

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts		Total
High Yield Fund (Continued)
Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$108,242	$—		$—	$108,242
Futures Contracts	—	—	—	22,520		—	22,520
Swap Contracts	759,732	—	—	749,376		—	1,509,108

Total	$759,732	$—	$108,242	$771,896		$—	$1,639,870

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$214,227	$—		$—	$214,227
Futures Contracts	—	—	—	25,666		—	25,666
Swap Contracts	570,846	—	—	295,012		—	865,858

Total	$570,846	$—	$214,227	$320,678		$—	$1,105,751

Opportunistic Income Fund
Asset Derivatives
Investments, at value (purchased options)	$260,612	$—	$—	$—		$—	$260,612
Unrealized Appreciation on Futures Contracts¤	—	—	—	56,636		—	56,636
Swap Contracts, at value¤	28,553,429	—	—	3,415,647		—	31,969,076

Derivatives not subject to Master Agreements	$—	$—	$—	$—		$—	$—

Total subject to Master Agreements	$28,814,041	$—	$—	$3,472,283		$—	$32,286,324

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$—	$(4,442)		$—	$(4,442)
Written Options, at value	(52,410)	—	—	—		—	(52,410)
Swap Contracts, at value¤	(7,706,062)	—	—	(418,941)		—	(8,125,003)

Total	$(7,758,472)	$—	$—	$(423,383)	$		$(8,181,855)

Derivatives not subject to Master Agreements	$—	$—	$—	$—		$—	$—

Total subject to Master Agreements	$(7,758,472)	$—	$—	$(423,383)		$—	$(8,181,855)

Net Realized Gain (Loss) on
Investments (purchased options)	$(876,784)	$—	$—	$—		$—	$(876,784)
Forward Currency Contracts	—	—	(5,155)	—		—	(5,155)
Futures Contracts	—	—	—	604,530		—	604,530
Written Options	583,963	—	—	—		—	583,963
Swap Contracts	(361,054)	—	—	860,531		—	499,477

Total	$(653,875)	$—	$(5,155)	$1,465,061		$—	$806,031

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$226,941	$—	$—	$—		$—	$226,941
Forward Currency Contracts	—	—	17,898	—		—	17,898
Futures Contracts	—	—	—	17,161		—	17,161
Written Options	(152,176)	—	—	—		—	(152,176)
Swap Contracts	(3,338,493)	—	—	(863,801)		—	(4,202,294)

Total	$(3,263,728)	$—	$17,898	$(846,640)		$—	$(4,092,470)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

89

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2018, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2018:

Asset Allocation Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$8,472	$—	$—	$8,472
Barclays Bank plc	284,837	—	284,837	—
Goldman Sachs International	95,160	(44,316)	(11,329)	39,515
JPMorgan Chase Bank, N.A.	505,632	(69,407)	(436,225)	—	*
Morgan Stanley & Co. International PLC	507,789	—	507,789	—

Total	$1,401,890	$(113,723)	$345,072	$47,987

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank plc	$512,525	$(227,688)	$(284,837)	$—	*
Goldman Sachs International	11,329	—	11,329	—
JPMorgan Chase Bank, N.A.	436,225	—	436,225	—
Morgan Stanley & Co. International PLC	632,824	(125,035)	(507,789)	—	*

Total	$1,592,903	$(352,723)	$(345,072)	$—

90

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Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Core Plus Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$39,184	$—	$—	$39,184
Barclays Bank plc	462,208	—	462,208	—
Goldman Sachs International	188,769	—	(186,185)	2,584
JPMorgan Chase Bank, N.A.	1,404,318	(599,322)	(804,996)	—	*
Morgan Stanley & Co. International PLC	1,545,148	(475,526)	(1,069,622)	—	*

Total	$3,639,627	$(1,074,848)	$(1,598,595)	$41,768

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank plc	$1,063,060	$(600,852)	$(462,208)	$—	*
Goldman Sachs International	186,185	—	186,185	—
JPMorgan Chase Bank, N.A.	804,996	—	804,996	—
Morgan Stanley & Co. International PLC	1,069,622	—	1,069,622	—

Total	$3,123,863	$(600,852)	$1,598,595	$—

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Deutsche Bank AG	$4,232,728	$—	$4,232,728	$—
Goldman Sachs International	2,431,945	—	2,431,945	—
JPMorgan Chase Bank, N.A.	10,085,854	—	10,085,854	—
Morgan Stanley & Co. International PLC	338,289	(35,000)	—	303,289

Total	$17,088,816	$(35,000)	$16,750,527	$303,289

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/ Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$711,759	$(698,482)	$—	$13,277
Barclays Bank plc	495,462	(495,462)	—	—	*
Deutsche Bank AG	8,776,884	(3,365,686)	(4,232,728)	1,178,470
Goldman Sachs International	3,652,284	(567,766)	(2,431,945)	652,573
JPMorgan Chase Bank, N.A.	12,455,347	(2,369,493)	(10,085,854)	—	*

Total	$26,091,736	$(7,496,889)	$(16,750,527)	$1,844,320

91

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

High Yield Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$98,263	$—	$—	$98,263
Barclays Bank plc	127,828	(127,828)	—	—	*
Citibank N.A.	196,749	(30,000)	—	166,749
Goldman Sachs International	289,454	(251,962)	(37,492)	—	*

Total	$712,294	$(409,790)	$(37,492)	$265,012

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs International	$37,492	$—	$37,492	$—

Total	$37,492	$—	$37,492	$—

Opportunistic Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$5,851,383	$(5,305,007)	$(546,376)	$—	*
Barclays Bank plc	31,934	—	31,934	—
Citigroup Global Markets Inc.	376,128	(236,704)	(139,424)	—	*
Deutsche Bank AG	694,973	(302,869)	(392,104)	—	*
Goldman Sachs International	3,321,497	(2,364,058)	(957,439)	—	*
JPMorgan Chase Bank, N.A.	11,986,868	(8,715,853)	(2,333,597)	937,418
Morgan Stanley Capital Services LLC	6,234,537	(5,525,461)	(709,076)	—	*

Total	$28,497,320	$(22,449,952)	$(5,046,082)	$937,418

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$546,376	$—	$546,376	$—
Barclays Bank plc	1,142,786	(1,110,852)	(31,934)	—	*
Citibank N.A.	28,490	(28,490)	—	—	*
Citigroup Global Markets Inc.	139,424	—	139,424	—
Credit Suisse International	46,305	—	—	46,305
Deutsche Bank AG	392,104	—	392,104	—
Goldman Sachs International	957,439	—	957,439	—
JPMorgan Chase Bank, N.A.	2,333,597	—	2,333,597	—
Morgan Stanley Capital Services LLC	709,076	—	709,076	—

Total	$6,295,597	$(1,139,342)	$5,046,082	$46,305

*	The actual collateral received and/or pledged is more than the amount shown.

92

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts), market values (rights and/or warrants), and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2018:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options (Principal)	Rights and/or Warrants ($)
Asset Allocation Bond Fund	181,145,907	—	522,706,349	—	—
Core Plus Bond Fund	425,475,109	126,921,917	910,759,689	—	—
Emerging Country Debt Fund	110,302,663	—	1,447,933,900	287,209,667	39,754,209
High Yield Fund	46,833,328	90,022,935	146,103,578	—	—
Opportunistic Income Fund	752,892	289,304,906	536,426,727	494,741,187	—

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Management Fee	0.25%	0.25%	0.35%	0.35%	0.40%(a)	0.08%(b)

(a)	Prior to January 1, 2017, the management fee was 0.25%.
(b)	GMO has voluntarily waived the Fund’s entire management fee.

In addition, each class of shares of certain Funds pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III		Class IV		Class V	Class VI
Asset Allocation Bond Fund	0.15%					0.055%
Core Plus Bond Fund	0.15%		0.10%
Emerging Country Debt Fund	0.15%		0.10%
High Yield Fund	0.15%	*	0.10%	*	0.085%*	0.055%
Opportunistic Income Fund	0.15%	*				0.055%

*	Class is offered but has no shareholders as of August 31, 2018.

For each Fund, other than Emerging Country Debt Fund and High Yield Fund, GMO has contractually agreed to reimburse each Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. GMO has contractually agreed to reimburse High Yield Fund for the portion of its “Specified Operating Expenses” that exceeds 0.10% of the Fund’s average net assets (“Expense Threshold Amount”).

93

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For High Yield Fund, GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Funds’ “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. A Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

For the period ended August 31, 2018, GMO did not recoup any previously recorded waivers and/or reimbursements from High Yield Fund.

On August 31, 2018, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2019	Expiring the year ending February 29, 2020	Expiring the year ending February 28, 2021
High Yield Fund, Class VI	$—	$—	$144,175

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2019 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

In addition to the contractual waivers and reimbursements described above, GMO has voluntarily agreed to waive U.S. Treasury Fund’s entire management fee. GMO may change or terminate this waiver at any time.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2018 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Asset Allocation Bond Fund	12,952	1,246
Core Plus Bond Fund	10,290	940
Emerging Country Debt Fund	45,441	4,255
High Yield Fund	942	82
Opportunistic Income Fund	13,131	1,270
U.S. Treasury Fund	24,781	2,148

94

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2018 these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
Asset Allocation Bond Fund	< 0.001%	0.000%	0.000%	< 0.001%
Core Plus Bond Fund	0.106%	0.017%	0.001%	0.124%
Emerging Country Debt Fund	0.002%	0.000%	0.000%	0.002%
High Yield Fund	< 0.001%	0.000%	0.000%	< 0.001%
Opportunistic Income Fund	< 0.001%	0.000%	0.000%	< 0.001%
U.S. Treasury Fund	0.000%	0.000%	0.000%	0.000%

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2018, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2018 are noted in the table below:

Fund Name	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	320,530,271	127,296,375	971,393,623	105,900,000
Core Plus Bond Fund	804,037,153	192,709,480	969,211,118	254,044,756
Emerging Country Debt Fund	58,803,335	241,068,495	78,595,445	225,169,825
High Yield Fund	109,487,380	105,884,483	—	49,710,304
Opportunistic Income Fund	292,361,719	325,258,262	331,674,043	441,444,035
U.S. Treasury Fund	—	—	—	—

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, in accordance with U.S. GAAP for the period ended August 31, 2018. In-kind transactions are noted in the table below:

Fund Name	Purchases ($)	Sales ($)
High Yield Fund	210,796,589*	—
U.S. Treasury Fund	—	1,017,970,052**

*	Amount represents contribution of assets by sole shareholder to launch High Yield Fund on June 25, 2018.
**	The redemption in-kind was redeemed by an affiliate.

For the period ended August 31, 2018, the Funds had the following net realized gains/(losses) attributed to redemption in-kind transactions:

Fund Name	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
U.S. Treasury Fund	$(67,064)

95

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2018

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Asset Allocation Bond Fund	2	‡	72.74%	< 0.01%	99.98%
Core Plus Bond Fund	3	#	70.33%	< 0.01%	98.03%
Emerging Country Debt Fund	—		—	0.16%	17.93%
High Yield Fund	2	‡	96.46%	—	100.00%
Opportunistic Income Fund	3	§	85.34%	0.63%	98.97%
U.S. Treasury Fund	2	#	26.56%	0.42%	92.00%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.
§	Three of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28, 2018

	Shares	Amount	Shares	Amount
Asset Allocation Bond Fund
Class III:
Shares sold	254,508	$5,606,697	1,573,475	$34,917,836
Shares issued to shareholders in reinvestment of distributions	65,557	1,443,569	91,336	2,024,013
Shares repurchased	(6,021,941)	(133,682,962)	(4,973,988)	(110,702,677)

Net increase (decrease)	(5,701,876)	$(126,632,696)	(3,309,177)	$(73,760,828)

Class VI:
Shares sold	196,736	$4,365,538	2,580,795	$57,553,648
Shares issued to shareholders in reinvestment of distributions	243,367	5,375,974	470,101	10,450,335
Shares repurchased	(31,096,021)	(687,382,676)	(11,188,462)	(249,507,549)

Net increase (decrease)	(30,655,918)	$(677,641,164)	(8,137,566)	$(181,503,566)

96

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28, 2018

	Shares	Amount	Shares	Amount
Core Plus Bond Fund
Class III:#
Shares sold	446,727	$9,349,844	1,511,400	$31,905,214
Shares issued to shareholders in reinvestment of distributions	8,268	174,777	15,651	332,939
Shares repurchased	(63,078)	(1,334,821)	(922,673)	(19,856,258)

Net increase (decrease)	391,917	$8,189,800	604,378	$12,381,895

Class IV:#
Shares sold	9,197,186	$192,901,009	23,678,705	$510,328,333
Shares issued to shareholders in reinvestment of distributions	139,474	2,955,446	1,076,119	22,940,052
Shares repurchased	(20,381,554)	(429,478,028)	(7,650,117)	(163,862,356)

Net increase (decrease)	(11,044,894)	$(233,621,573)	17,104,707	$369,406,029

Emerging Country Debt Fund
Class III:
Shares sold	1,435,583	$39,827,655	11,880,407 (a)	$347,049,633 (a)
Shares issued to shareholders in reinvestment of distributions	543,203	14,905,500	2,305,305	66,786,479
Shares repurchased	(973,147)	(26,857,784)	(6,501,002)	(193,461,462)
Purchase premiums	—	135,321	—	245,786
Redemption fees	—	502,193	—	782,548

Net increase (decrease)	1,005,639	$28,512,885	7,684,710	$221,402,984

Class IV:
Shares sold	3,700,771	$100,955,303	22,750,109 (b)	$673,666,225 (b)
Shares issued to shareholders in reinvestment of distributions	1,153,964	31,618,617	6,058,977	175,314,884
Shares repurchased	(9,733,306)	(266,797,034)	(32,863,719)	(967,610,732)
Purchase premiums	—	289,457	—	638,653
Redemption fees	—	1,065,418	—	2,240,267

Net increase (decrease)	(4,878,571)	$(132,868,239)	(4,054,633)	$(115,750,703)

High Yield Fund
Class VI:*
Shares sold	24,418,519 (c)	$489,555,915 (c)
Shares repurchased	(13,697,402)	(275,136,064)

Net increase (decrease)	10,721,117	$214,419,851

Opportunistic Income Fund
Class VI:
Shares sold	3,162,405	$84,106,425	5,326,894	$139,877,903
Shares issued to shareholders in reinvestment of distributions	259,216	6,879,585	1,013,058	26,556,559
Shares repurchased	(8,540,372)	(227,278,036)	(19,292,435)	(503,079,247)
Purchase premiums	—	300,590	—	234,774
Redemption fees	—	871,961	—	1,686,586

Net increase (decrease)	(5,118,751)	$(135,119,475)	(12,952,483)	$(334,723,425)

97

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Six Months Ended August 31, 2018 (Unaudited)				Year Ended February 28, 2018

	Shares		Amount		Shares	Amount
U.S. Treasury Fund
Core Class:
Shares sold	135,653,776		$3,388,126,231		328,805,953	$8,215,411,179
Shares issued to shareholders in reinvestment of distributions	596,748		14,905,641		793,804	19,832,371
Shares repurchased	(196,143,011	)(d)	(4,899,101,035	)(d)	(343,182,979)	(8,574,817,064)

Net increase (decrease)	(59,892,487)		$(1,496,069,163)		(13,583,222)	$(339,573,514)

*	The period under the heading “Six Months Ended August 31, 2018 (Unaudited)” represents the period from June 25, 2018 (commencement of operations) through August 31, 2018.
#	Shares were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(a)	856,877 shares and $24,671,277 were purchased in-kind.
(b)	4,131,686 shares and $118,797,723 were purchased in-kind. $15,552,985 of the purchases in-kind were contributed by affiliates.
(c)	10,546,955 shares and $210,939,097 were a contribution of assets by sole shareholder to launch High Yield Fund on June 25, 2018.
(d)	40,751,403 shares and $1,017,970,052 were redeemed in-kind by an affiliate.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2018 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$—	$127,296,375	$105,900,000	$237,627	$ (15,659)	$—	$21,380,716

Core Plus Bond Fund
GMO Emerging Country Debt Fund, Class IV	$50,741,626	$—	$8,000,000	$566,358	$(261,785)	$(2,702,970)	$39,776,871
GMO Opportunistic Income Fund, Class VI	193,785,692	—	33,000,000	1,389,828	1,010,318	1,021,173	162,817,183
GMO U.S. Treasury Fund	18,513,042	176,550,000	177,990,000	197,568	(11,189)	7,414	17,069,267

Totals	$263,040,360	$176,550,000	$218,990,000	$2,153,754	$737,344	$(1,674,383)	$219,663,321

Emerging Country Debt Fund
GMO Opportunistic Income Fund, Class VI	$15,001,189	$—	$—	$129,507	$—	$170,404	$15,171,593
GMO U.S. Treasury Fund	81,177,603	—	—	776,667	—	32,510	81,210,113

Totals	$96,178,792	$—	$—	$906,174	$—	$202,914	$96,381,706

High Yield Fund
GMO U.S. Treasury Fund	$—	$24,516,876	$23,200,000	$17,539	$—	$—	$1,316,876

Opportunistic Income Fund
GMO U.S. Treasury Fund	$58,387,949	$111,870,000	$121,465,000	$383,902	$(40,186)	$23,383	$48,776,146

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2018 through August 31, 2018. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2019.

98

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2018 (Unaudited)

GMO Asset Allocation Bond Fund

Approval of renewal of management agreement for GMO Asset Allocation Bond Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the strategies used by the Manager in managing other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that charge advisory fees, the Manager offsets against the fees the Fund pays to the Manager the management fees, shareholder servicing fees and most other expenses of those underlying GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

99

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Core Plus Bond Fund

Approval of renewal of management agreement for GMO Core Plus Bond Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

100

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that charge advisory fees, the Manager offsets against the fees the Fund pays to the Manager the management fees, shareholder servicing fees and most other expenses of those underlying GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Country Debt Fund

Approval of renewal of management agreement for GMO Emerging Country Debt Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics.

101

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that charge advisory fees, the Manager offsets against the fees the Fund pays to the Manager the management fees, shareholder servicing fees and most other expenses of those underlying GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO High Yield Fund

Approval of initial management agreement for GMO High Yield Fund (the “Fund”). At a meeting on March 8, 2018, the Trustees of GMO Trust (the “Trust”) approved the management agreement between the Trust, on behalf of the Fund, and Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) for an initial two-year term commencing April 13, 2018. In approving the initial management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

At meetings on November 30, 2017 and March 8, 2018, the Trustees discussed materials provided by the Manager for purposes of considering the Manager’s proposal to establish the Fund as a new series of the Trust and a proposed management agreement between the Trust, on behalf of the Fund, and the Manager. During these meetings, the Trustees met with members of the investment division of the Manager that was expected to be primarily responsible for the investment management of the Fund, as well as a member of the Manager’s Asset Allocation Team, the investment division primarily responsible for the investment management of GMO funds that might in the future invest in the Fund.

102

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

Since the Fund had not yet commenced operations, the Trustees were unable to consider its investment performance. The Trustees did, however, consider the performance of an investment sleeve within GMO Benchmark-Free Allocation Fund that used an investment strategy substantially similar to the strategy the Manager intended to pursue for the Fund.

The Trustees considered the Fund’s estimated total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of other GMO funds and funds managed by other managers determined by the Manager to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees to be paid to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered a comparison furnished to them by the Manager of the management fees to be paid by the Fund as compared to the management fees of other GMO funds and of funds managed by other managers determined by the Manager to have similar investment characteristics. The Trustees also considered the shareholder servicing fees to be charged by the Manager to different share classes of the Fund in light of the services to be provided by the Manager and the comparable fees charged by other GMO fixed-income funds.

The Trustees also noted that the non-portfolio management-related services to be provided by the Manager to the Fund including, but not limited to valuation, legal and compliance, board governance, accounting and operational services, were the same as the services provided by the Manager under its current management contracts with other GMO funds.

Since the Fund had not yet commenced operations, the Trustees were unable to review information regarding the Manager’s profitability with respect to the Fund. The Trustees did, however, consider how the proposed fees compared to fees paid by other GMO funds and took note of various “fallout benefits” to the Manager that would result from its management of the Fund. As the Fund had not yet commenced operations, the Trustees did not consider possible economies of scale to the Manager associated with managing the Fund.

The Trustees considered the fact that Fund shares are expected to be principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager would employ in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources and other matters concerning the Manager’s business and organization and the nature and quality of its services to be provided to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s initial management agreement, that the fees to be paid by the Fund to the Manager were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Trustees who are not “interested persons” of the Trust voting separately, and then all Trustees voting together, approved the Fund’s initial management agreement.

GMO Opportunistic Income Fund

Approval of renewal of management agreement for GMO Opportunistic Income Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request.

103

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that charge advisory fees, the Manager offsets against the fees the Fund pays to the Manager the management fees, shareholder servicing fees and most other expenses of those underlying GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Treasury Fund

Approval of renewal of management agreement for GMO U.S. Treasury Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the

104

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management agreement. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

105

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2018 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2018.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2018 through August 31, 2018.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
Asset Allocation Bond Fund
Class III	$1,000.00	$1,023.30	$2.09	$1,000.00	$1,023.14	$2.09	0.41%
Class VI	$1,000.00	$1,023.80	$1.58	$1,000.00	$1,023.64	$1.58	0.31%
Core Plus Bond Fund
Class III	$1,000.00	$1,018.00	$2.09	$1,000.00	$1,023.14	$2.09	0.41%
Class IV	$1,000.00	$1,018.40	$1.83	$1,000.00	$1,023.39	$1.84	0.36%
Emerging Country Debt Fund
Class III	$1,000.00	$ 952.50	$2.66	$1,000.00	$1,022.48	$2.75	0.54%
Class IV	$1,000.00	$ 952.90	$2.41	$1,000.00	$1,022.74	$2.50	0.49%
High Yield Fund**
Class VI	$1,000.00	$1,020.00	$1.04	$1,000.00	$1,022.38	$2.85	0.56%
Opportunistic Income Fund
Class VI	$1,000.00	$1,020.00	$2.39	$1,000.00	$1,022.84	$2.40	0.47%
U.S. Treasury Fund
Core	$1,000.00	$1,010.00	$0.00	$1,000.00	$1,025.21	$0.00	0.00%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2018, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

**

For the period June 25, 2018 (commencement of operations) through August 31, 2018, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2018, multiplied by the average account value over the period, multiplied by 67 days in the period, divided by 365 days in the year.

106

GMO Trust

Semiannual Report

August 31, 2018

Climate Change Fund

Emerging Domestic Opportunities Fund

Emerging Markets Fund

Foreign Small Companies Fund

International Equity Fund

International Large/Mid Cap Equity Fund

Quality Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Fund (formerly U.S. Equity Allocation Fund)

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Climate Change Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	94.2%
Preferred Stocks	3.6
Mutual Funds	1.9
Short-Term Investments	0.3
Other	0.0 ^

100.0%

Country Summary¤	% of Investments
United States	28.8%
Japan	9.2
France	7.5
Norway	6.2
China	5.3
Russia	4.9
Germany	4.6
Denmark	4.5
Chile	3.6
Spain	3.0
United Kingdom	2.8
Italy	2.4
Poland	2.0
Australia	1.7
Netherlands	1.7
Other Developed	1.6 ‡
Canada	1.6
Israel	1.6
Brazil	1.5
South Korea	1.5
Other Emerging	1.4 †
Sweden	1.0
Pakistan	0.9
Ukraine	0.7

100.0%

Industry Group Summary	% of Equity Investments#
Clean Energy	41.5%
Agriculture	20.9
Energy Efficiency	16.0
Copper	9.0
Smart Grid	6.6
Water	6.0

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

1

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.2%

	Argentina — 1.0%
107,853	Adecoagro SA *	863,903

	Australia — 1.7%
392,362	Neometals Ltd	83,273
83,606	OZ Minerals Ltd	543,593
53,371	Quintis Ltd * (a)	—
144,469	Sandfire Resources NL	736,668
54,840	Tassal Group Ltd	175,311

	Total Australia	1,538,845

	Austria — 0.2%
21,804	Zumtobel Group AG *	175,196

	Brazil — 1.5%
69,300	Cosan SA	592,090
56,100	Duratex SA	133,050
91,000	Sao Martinho SA	423,375
13,300	SLC Agricola SA	215,511

	Total Brazil	1,364,026

	Canada — 1.6%
20,763	Canadian Solar Inc *	298,157
289,871	Capstone Mining Corp *	184,362
17,062	Nutrien Ltd	958,871

	Total Canada	1,441,390

	China — 5.3%
3,875,000	Century Sunshine Group Holdings Ltd *	113,621
509,000	Chaowei Power Holdings Ltd	245,713
726,000	China Datang Corp Renewable Power Co Ltd – Class H	110,277
658,000	China High Speed Transmission Equipment Group Co Ltd	731,964
1,645,000	China Singyes Solar Technologies Holdings Ltd	520,035
780,000	China Suntien Green Energy Corp Ltd – Class H	236,892
1,052,000	Huaneng Renewables Corp Ltd – Class H	336,698
350,000	Tianneng Power International Ltd	435,040
376,000	Wasion Holdings Ltd	189,762
734,000	Xinjiang Goldwind Science & Technology Co Ltd – Class H	786,546
2,246,000	Xinyi Solar Holdings Ltd	669,909
140,914	Zhengzhou Yutong Bus Co Ltd – Class A	312,869

	Total China	4,689,326

	Denmark — 4.5%
57,328	Vestas Wind Systems A/S	4,020,894

	Finland — 0.2%
15,815	Kemira Oyj	209,687

Shares	Description	Value ($)
	France — 7.5%
15,537	Albioma SA	346,873
67,911	Electricite de France SA	1,111,608
7,226	Nexans SA	230,724
11,680	Schneider Electric SE	949,174
76,375	Suez	1,105,376
23,305	Valeo SA	1,057,733
65,766	Veolia Environnement SA	1,385,371
6,838	Vilmorin & Cie SA	474,395

	Total France	6,661,254

	Germany — 4.6%
11,326	CENTROTEC Sustainable AG	168,552
29,193	CropEnergies AG	156,360
46,048	E.ON SE	491,590
13,378	K+S AG (Registered)	304,326
35,979	Nordex SE *	372,622
2,066	OSRAM Licht AG	92,731
100,454	PNE AG	330,542
38,933	Senvion SA *	317,452
14,245	Siemens AG (Registered)	1,849,056

	Total Germany	4,083,231

	Israel — 1.6%
236,049	Israel Chemicals Ltd	1,379,270

	Italy — 2.4%
9,748	CNH Industrial NV	116,637
209,636	Enel SPA	1,036,428
21,087	Prysmian SPA	543,798
77,920	Terna Rete Elettrica Nazionale SPA	409,330

	Total Italy	2,106,193

	Japan — 9.2%
4,100	Central Japan Railway Co	823,186
6,000	East Japan Railway Co	542,535
23,300	Ebara Corp	796,282
132,000	GS Yuasa Corp	650,729
116,700	Hitachi Zosen Corp	501,813
41,000	Kubota Corp	640,858
10,500	Kurita Water Industries Ltd	311,669
4,700	Odelic Co Ltd	183,718
6,300	Organo Corp	177,569
39,400	Osaki Electric Co Ltd	289,418
87,800	Panasonic Corp	1,045,920
38,500	Sumitomo Forestry Co Ltd	621,874
37,400	Takuma Co Ltd	460,762
8,300	West Japan Railway Co	556,543
27,400	Yokogawa Electric Corp	561,795

	Total Japan	8,164,671

2	See accompanying notes to the financial statements.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Netherlands — 1.7%
28,777	Arcadis NV	510,891
23,539	SIF Holding NV	463,480
18,100	Signify NV	510,213

	Total Netherlands	1,484,584

	Norway — 6.1%
120,938	Austevoll Seafood ASA	1,591,354
11,322	Bakkafrost P/F	645,914
25,320	Grieg Seafood ASA	291,297
28,011	Marine Harvest ASA	604,973
19,829	Salmar ASA	954,691
29,843	Yara International ASA	1,373,175

	Total Norway	5,461,404

	Pakistan — 0.9%
534,500	Engro Fertilizers Ltd	340,099
327,000	Fauji Fertilizer Co Ltd	257,718
19,140	Millat Tractors Ltd	193,402

	Total Pakistan	791,219

	Poland — 1.9%
70,581	KGHM Polska Miedz SA *	1,726,781

	Portugal — 1.0%
221,429	EDP – Energias de Portugal SA	864,622

	Russia — 4.8%
129,260	MMC Norilsk Nickel PJSC ADR	2,145,115
66,867	PhosAgro PJSC GDR (Registered)	886,033
124,517	Ros Agro Plc GDR (Registered)	1,274,483

	Total Russia	4,305,631

	South Africa — 0.1%
13,387	Tongaat Hulett Ltd	72,025

	South Korea — 1.5%
3,922	LG Chem Ltd	1,288,376

	Spain — 3.0%
6,318	Acciona SA	555,757
34,007	Endesa SA	760,850
15,951	Fomento de Construcciones y Contratas SA *	222,909
151,511	Iberdrola SA	1,125,792

	Total Spain	2,665,308

	Sweden — 1.0%
11,941	Holmen AB	307,378
53,268	Svenska Cellulosa AB SCA – Class B	620,104

	Total Sweden	927,482

Shares	Description	Value ($)
	Switzerland — 0.2%
239	Gurit Holding AG	203,781

	Taiwan — 0.2%
45,000	Delta Electronics Inc	180,441

	Thailand — 0.1%
177,500	SPCG PCL	112,820

	Ukraine — 0.7%
43,428	Kernel Holding SA	579,102

	United Kingdom — 2.8%
47,381	Antofagasta Plc	496,317
21,298	Go-Ahead Group Plc	463,606
64,822	National Grid Plc	681,542
74,108	Polypipe Group Plc	356,091
227,686	Stagecoach Group Plc	480,759

	Total United Kingdom	2,478,315

	United States — 26.9%
4,500	AGCO Corp.	268,470
22,600	Albemarle Corp.	2,158,752
25,200	BorgWarner, Inc.	1,103,004
23,400	Darling Ingredients, Inc. *	462,852
3,600	Deere & Co.	517,680
10,500	Delphi Technologies Plc	369,915
15,400	Eaton Corp Plc	1,280,356
1,900	Emerson Electric Co.	145,787
8,800	EnerSys	730,312
25,600	Exelon Corp.	1,118,976
49,600	First Solar, Inc. *	2,583,168
292,951	Freeport-McMoRan, Inc.	4,115,962
5,000	Mosaic Co. (The)	156,350
8,600	Owens Corning	486,932
40,300	PG&E Corp. *	1,861,054
1,900	PotlatchDeltic Corp. (REIT)	91,770
2,800	Rayonier, Inc. (REIT)	97,524
26,100	Renewable Energy Group, Inc. *	703,395
7,400	Rexnord Corp. *	214,822
22,300	Shiloh Industries, Inc. *	200,254
99,500	SolarEdge Technologies, Inc. *	4,771,025
4,600	TE Connectivity Ltd.	421,728

	Total United States	23,860,088

	TOTAL COMMON STOCKS (COST $86,142,258)	83,699,865

See accompanying notes to the financial statements.	3

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS (b) — 3.6%

	Chile — 3.6%
75,800	Sociedad Quimica y Minera de Chile SA Sponsored ADR	3,229,838

	TOTAL PREFERRED STOCKS (COST $3,792,984)	3,229,838

	MUTUAL FUNDS — 1.9%

	United States — 1.9%
	Affiliated Issuers — 1.9%
66,660	GMO U.S. Treasury Fund	1,665,159

	TOTAL MUTUAL FUNDS (COST $1,665,159)	1,665,159

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Fund — 0.3%
253,712	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (c)	253,712

	TOTAL SHORT-TERM INVESTMENTS (COST $253,712)	253,712

	TOTAL INVESTMENTS — 100.0% (Cost $91,854,113)	88,848,574
	Other Assets and Liabilities (net) — 0.0%	28,514

	TOTAL NET ASSETS — 100.0%	$88,877,088

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

4	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	70.9%
Investment Funds	18.4
Mutual Funds	3.5
Short-Term Investments	3.3
Preferred Stocks	2.4
Debt Obligations	1.1
Forward Currency Contracts	0.0 ^
Futures Contracts	0.0 ^
Swap Contracts	(0.1)
Other	0.5

100.0%

Country Summary¤	% of Investments
China	18.6%
India	17.5
Taiwan	14.5
United States	11.7 *
Thailand	6.9
United Kingdom	6.5 *
Brazil	5.3
Hong Kong	4.4
Philippines	3.2
Switzerland	2.6
Mexico	2.1
France	2.0
Indonesia	1.1
Russia	1.1
Peru	0.7
Belgium	0.6
South Korea	0.6
South Africa	0.6

100.0%

Industry Group Summary	% of Equity Investments#
Banks	30.0%
Software & Services	13.5
Household & Personal Products	13.5
Insurance	9.8
Food, Beverage & Tobacco	9.0
Diversified Financials	5.2
Capital Goods	4.6
Consumer Durables & Apparel	3.5
Real Estate	2.5
Materials	1.9
Food & Staples Retailing	1.8
Transportation	1.7
Media	0.9
Consumer Services	0.8
Telecommunication Services	0.5
Energy	0.4
Automobiles & Components	0.4

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

5

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 70.9%

	Belgium — 0.6%
99,400	Anheuser-Busch InBev SA Sponsored ADR	9,267,062

	Brazil — 2.0%
2,734,239	Banco BTG Pactual SA	13,761,484
1,135,000	Localiza Rent a Car SA	5,999,496
1,633,158	LPS Brasil Consultoria de Imoveis SA *	1,178,828
3,265,100	Rumo SA *	11,407,128

	Total Brazil	32,346,936

	China — 15.6%
457,776	Alibaba Group Holding Ltd Sponsored ADR *	80,115,378
1,028,379	Anhui Conch Cement Co Ltd – Class H	6,273,552
36,886,004	China Construction Bank Corp – Class H	32,486,838
5,232,766	China International Capital Corp Ltd – Class H	9,591,666
1,290,098	Haitian International Holdings Ltd	2,589,018
711,819	Huayu Automotive Systems Co Ltd – Class A	2,133,391
97,994	Kweichow Moutai Co Ltd – Class A	9,462,244
556,738	Midea Group Co Ltd – Class A	3,393,457
621,410	Minth Group Ltd	2,548,282
66,120	New Oriental Education & Technology Group Inc Sponsored ADR	5,197,032
1,051,905	Ping An Insurance Group Co of China Ltd – Class H	10,146,510
136,668	TAL Education Group ADR *	4,045,373
1,841,884	Tencent Holdings Ltd	79,177,313
3,620,274	Weichai Power Co Ltd – Class H	3,839,528

	Total China	250,999,582

	France — 1.9%
130,717	L’Oreal SA	31,294,420

	Hong Kong — 4.2%
7,847,241	AIA Group Ltd	67,755,077

	India — 16.8%
1,335,735	Action Construction Equipment Ltd	2,558,207
499,595	Amber Enterprises India Ltd * (a) (b)	6,920,854
482,227	Asian Granito India Ltd	1,596,392
355,440	Asian Paints Ltd	6,888,526
546,076	Axis Bank Ltd *	5,006,555
60,971	Bajaj Finserv Ltd	5,816,343
551,221	Bombay Burmah Trading Co	14,500,031
44,027	Britannia Industries Ltd	4,191,838
333,007	CCL Products India Ltd	1,365,830
1,201,247	CMI Ltd (b)	3,030,642
632,608	Dabur India Ltd	4,269,528
339,751	Dixon Technologies India Ltd (a) (b)	14,389,774
10,683,040	Gayatri Highways Ltd *	316,306

Shares	Description	Value ($)
	India — continued
11,052,457	Gayatri Projects Ltd * (c)	32,473,377
1,487,940	HDFC Bank Ltd	43,451,185
580,572	Hindustan Unilever Ltd	14,551,214
1,977,361	ICICI Bank Ltd	9,537,219
862,961	IndusInd Bank Ltd	23,248,354
1,382,793	Kotak Mahindra Bank Ltd	25,116,964
1,608,076	Mahindra & Mahindra Financial Services Ltd	11,104,961
976,854	Marico Ltd	5,108,317
3,821,923	MEP Infrastructure Developers Ltd	2,749,440
1,503,690	Sangam India Ltd	1,762,788
1,040,279	Srikalahasthi Pipes Ltd	3,255,776
611,689	Sun TV Network Ltd	6,632,667
474,860	TCNS Clothing Co Ltd *	4,539,294
784,579	Titan Co Ltd	9,895,276
86,624	UltraTech Cement Ltd	5,458,011

	Total India	269,735,669

	Indonesia — 1.1%
6,386,264	Bank Central Asia Tbk PT	10,756,280
27,141,400	Telekomunikasi Indonesia Persero Tbk PT	6,446,708

	Total Indonesia	17,202,988

	Mexico — 1.0%
2,281,107	Grupo Financiero Banorte SAB de CV – Class O	15,558,606

	Peru — 0.7%
49,682	Credicorp Ltd	10,831,670

	Philippines — 3.1%
5,488,982	Bank of the Philippine Islands	9,627,409
5,213,872	BDO Unibank Inc	12,693,926
9,025,466	Concepcion Industrial Corp	7,762,009
823,089	Philippine Seven Corp	1,690,067
14,830,140	Puregold Price Club Inc	12,759,864
9,819,848	Semirara Mining & Power Corp	5,326,392

	Total Philippines	49,859,667

	Russia — 1.1%
1,567,987	Sberbank of Russia Sponsored ADR	17,075,814

	South Africa — 0.5%
1,784,767	FirstRand Ltd	8,586,130

	South Korea — 0.5%
227,431	Shinhan Financial Group Co Ltd	8,932,802

	Switzerland — 2.5%
483,538	Nestle SA (Registered)	40,533,572

6	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Taiwan — 7.9%
18,730,000	Cathay Financial Holding Co Ltd	32,103,405
55,885,000	CTBC Financial Holding Co Ltd	39,300,812
27,832,245	E.Sun Financial Holding Co Ltd	20,484,203
10,991,000	Fubon Financial Holding Co Ltd	18,222,542
6,767,366	Uni-President Enterprises Corp	17,124,069

	Total Taiwan	127,235,031

	Thailand — 4.3%
3,265,000	Bangkok Bank Pcl NVDR	20,449,975
3,392,578	CP ALL Pcl (Foreign Registered)	6,997,626
51,064,124	Land & Houses Pcl (Foreign Registered)	17,634,367
100,911,662	Quality Houses Pcl (Foreign Registered)	10,669,027
3,924,812	Tisco Financial Group Pcl (Foreign Registered)	9,836,157
2,968,323	Workpoint Entertainment Pcl (Foreign Registered)	3,650,439

	Total Thailand	69,237,591

	United Kingdom — 6.2%
212,793	British American Tobacco Plc	10,290,085
1,573,687	Unilever Plc	89,676,133

	Total United Kingdom	99,966,218

	United States — 0.9%
215,966	Colgate-Palmolive Co.	14,342,302

	TOTAL COMMON STOCKS (COST $1,204,065,217)	1,140,761,137

	PREFERRED STOCKS (d) — 2.4%

	Brazil — 2.4%
1,132,200	Banco Bradesco SA	7,888,791
3,005,100	Itau Unibanco Holding SA	31,186,462

	Total Brazil	39,075,253

	TOTAL PREFERRED STOCKS (COST $54,811,297)	39,075,253

	INVESTMENT FUNDS — 18.4%

	Brazil — 0.7%
319,508	iShares MSCI Brazil Capped ETF	10,368,035

	China — 2.1%
689,600	Hang Seng Investment Index Funds Series – Hang Seng CEI ETF	9,846,832
576,200	iShares China Large-Cap ETF	24,425,118

	Total China	34,271,950

	Mexico — 1.0%
321,800	iShares MSCI Mexico Capped ETF	16,199,412

Shares/ Par Value†	Description	Value ($)
	Taiwan — 6.0%
2,531,993	iShares MSCI Taiwan Capped ETF	96,038,494

	Thailand — 2.3%
80,389,901	Digital Telecommunication Infrastructure Fund	36,827,694

	United States — 6.3%
2,362,669	iShares MSCI Emerging Markets ETF	101,996,421

	TOTAL INVESTMENT FUNDS (COST $298,554,355)	295,702,006

	DEBT OBLIGATIONS — 1.1%

	Brazil — 1.1%
17,632,000	Itau Unibanco Holding SA, Reg. S, 5.65%, due 03/19/22	17,630,237

	TOTAL DEBT OBLIGATIONS (COST $17,885,634)	17,630,237

	MUTUAL FUNDS — 3.5%

	United States — 3.5%
	Affiliated Issuers — 3.5%
2,236,018	GMO U.S. Treasury Fund	55,855,727

	TOTAL MUTUAL FUNDS (COST $55,855,727)	55,855,727

	SHORT-TERM INVESTMENTS — 3.3%

	Money Market Fund — 3.1%
49,960,540	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (e)	49,960,540

	U.S. Government — 0.2%
4,000,000	U.S. Treasury Bill, 2.10%, due 01/03/19 (f) (g)	3,971,464

	TOTAL SHORT-TERM INVESTMENTS (COST $53,935,197)	53,932,004

	TOTAL INVESTMENTS — 99.6% (Cost $1,685,107,427)	1,602,956,364
	Other Assets and Liabilities (net) — 0.4%	6,193,345

	TOTAL NET ASSETS — 100.0%	$1,609,149,709

See accompanying notes to the financial statements.	7

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2018
Amber Enterprises India Ltd	12/11/2017	$6,214,810	0.43%	$6,920,854
Dixon Technologies India Ltd	8/04/2017	9,417,811	0.89%	14,389,774

				$21,310,628

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appre- ciation (Depre- ciation) ($)
01/24/2019	MSCI	PHP	1,999,356,086	USD	38,279,841	1,371,680
02/20/2019	MSCI	PHP	1,020,320,426	USD	19,069,628	269,367
01/22/2019	MSCI	THB	2,788,249,378	USD	83,847,242	(1,714,274)
01/24/2019	MSCI	USD	31,122,291	PHP	1,664,115,700	(402,676)

						$(475,903)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
139	Mini MSCI Emerging Markets	September 2018	$7,331,555	$(512,178)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total return on MSCI Daily TR Gross Emerging Markets Philippines USD	1 Month LIBOR plus 0.50%	GS	USD	9,465,489	04/12/2019	Monthly	—	(331,768)	(331,768)
Total return on MSCI Daily TR Gross Emerging Markets Philippines USD	1 Month LIBOR	GS	USD	10,909,506	06/20/2019	Monthly	—	(583,583)	(583,583)

							$—	$(915,351)	$(915,351)

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	The security is restricted as to resale.

(b)	Investment valued using significant unobservable inputs (Note 2).

(c)	Affiliated company (Note 10).

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of August 31, 2018.

(f)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(g)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

8	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	92.5%
Preferred Stocks	2.4
Mutual Funds	2.3
Investment Funds	2.1
Short-Term Investments	0.1
Swap Contracts	0.0 ^
Futures Contracts	(0.5)
Other	1.1

100.0%

Country Summary¤	% of Investments
Taiwan	19.5%
China	18.3
Russia	13.5
United States	10.8 *
South Korea	6.7
Thailand	5.4
South Africa	4.4
Turkey	4.1
India	3.5
Mexico	2.8
Indonesia	2.5
Poland	2.2
Brazil	2.1
Qatar	1.2
Philippines	1.0
United Arab Emirates	0.7
United Kingdom	0.6
Colombia	0.2
Czech Republic	0.1
Pakistan	0.1
Malaysia	0.1
Chile	0.1
Peru	0.1
Sri Lanka	0.0 ^
Egypt	0.0 ^

100.0%

Industry Group Summary	% of Equity Investments#
Banks	17.1%
Energy	14.2
Materials	7.8
Technology Hardware & Equipment	7.5
Real Estate	6.1
Semiconductors & Semiconductor Equipment	6.1
Telecommunication Services	5.6
Diversified Financials	5.0
Software & Services	3.9
Insurance	3.9
Capital Goods	3.8
Food, Beverage & Tobacco	3.3
Utilities	2.7
Consumer Durables & Apparel	2.2
Food & Staples Retailing	1.9
Transportation	1.9
Retailing	1.7
Consumer Services	1.4
Automobiles & Components	1.2
Household & Personal Products	0.9
Health Care Equipment & Services	0.7
Pharmaceuticals, Biotechnology & Life Sciences	0.7
Media	0.3
Commercial & Professional Services	0.1

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

9

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 92.5%

	Brazil — 1.8%
3,181,000	Ambev SA ADR	14,791,650
868,046	Banco BTG Pactual SA	4,368,894
421,800	BB Seguridade Participacoes SA	2,535,087
389,000	Cia de Saneamento Basico do Estado de Sao Paulo	2,330,313
455,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,738,156
1,538,500	Cielo SA	5,703,604
208,200	Cosan SA	1,778,832
236,700	Equatorial Energia SA	3,312,440
417,900	Estacio Participacoes SA	2,312,604
1,173,400	Kroton Educacional SA	2,944,231
338,200	Localiza Rent a Car SA	1,787,691
1,628,205	LPS Brasil Consultoria de Imoveis SA *	1,175,253
488,300	Petrobras Distribuidora SA	2,371,308
173,300	QGEP Participacoes SA	519,079
66,700	Qualicorp Consultoria e Corretora de Seguros SA	258,082
938,735	Rumo SA *	3,279,615
175,400	Smiles Fidelidade SA	2,235,401
1,352,751	Transmissora Alianca de Energia Eletrica SA	6,675,578
538,500	Ultrapar Participacoes SA	5,443,040
228,600	Ultrapar Participacoes SA Sponsored ADR	2,336,292

	Total Brazil	68,897,150

	Chile — 0.1%
1,769,109	AES Gener SA	444,320
150,418	Inversiones La Construccion SA	2,452,539

	Total Chile	2,896,859

	China — 19.7%
4,426,000	361 Degrees International Ltd	1,270,283
75,286,290	Agricultural Bank of China Ltd – Class H	36,481,940
5,163,946	Aier Eye Hospital Group Co Ltd – Class A	23,724,823
658,759	Aisino Corp – Class A	2,740,811
118,526	Alibaba Group Holding Ltd Sponsored ADR *	20,743,235
1,031,400	Anhui Conch Cement Co Ltd – Class H	6,291,981
774,000	Anhui Expressway Co Ltd – Class H	448,942
80,864,682	Bank of China Ltd – Class H	36,337,134
1,896,000	Baoye Group Co Ltd – Class H *	1,119,397
1,572,819	Cangzhou Mingzhu Plastic Co Ltd – Class A	1,077,482
576,300	Changyou.com Ltd ADR	7,774,287
6,994,560	China Communications Services Corp Ltd – Class H	5,794,930
118,430,606	China Construction Bank Corp – Class H	104,306,118
1,167,300	China International Capital Corp Ltd – Class H	2,139,662
2,127,368	China International Travel Service Corp Ltd – Class A	19,745,371
21,803,000	China Machinery Engineering Corp – Class H	10,617,349
3,064,837	China Mobile Ltd	28,826,375

Shares	Description	Value ($)
	China — continued
148,200	China Mobile Ltd Sponsored ADR	7,112,118
4,942,000	China Overseas Land & Investment Ltd	15,663,795
29,000	China Petroleum & Chemical Corp ADR	2,879,990
9,138,536	China Petroleum & Chemical Corp – Class A	9,166,134
24,350,000	China Petroleum & Chemical Corp – Class H	24,500,640
4,166,000	China Resources Land Ltd	14,532,057
1,228,544	China Shenhua Energy Co Ltd – Class A	3,334,599
7,278,000	China Shenhua Energy Co Ltd – Class H	16,255,417
885,100	China Vanke Co Ltd – Class H	3,070,767
3,508,310	China Yangtze Power Co Ltd – Class A	8,136,707
1,199,406	Chongqing Department Store Co Ltd – Class A	5,045,128
2,881,000	Country Garden Holdings Co Ltd	4,294,987
430,114	Country Garden Services Holdings Co Ltd *	726,652
6,984,766	Daqin Railway Co Ltd – Class A	8,830,968
633,269	Dashang Co Ltd – Class A	2,657,660
3,056,981	Fangda Special Steel Technology Co Ltd – Class A	4,971,359
1,919,256	Gree Electric Appliances Inc of Zhuhai – Class A *	10,965,814
9,584,000	Guangdong Investment Ltd	17,014,279
292,300	Haitian International Holdings Ltd	586,599
557,922	Hangzhou Robam Appliances Co Ltd – Class A	1,800,464
3,599,534	Heilan Home Co Ltd – Class A	5,260,227
1,534,836	Henan Shuanghui Investment & Development Co Ltd – Class A	5,228,794
10,248,000	Hua Han Health Industry Holdings Ltd * (a)	678,957
10,213,000	Huabao International Holdings Ltd	6,018,104
187,212	Huayu Automotive Systems Co Ltd – Class A	561,093
1,194,074	Huolinhe Opencut Coal Industry Corp Ltd of Inner Mongolia – Class A	1,491,992
84,359,947	Industrial & Commercial Bank of China Ltd – Class H	62,308,055
23,531	Kweichow Moutai Co Ltd – Class A	2,272,140
137,228	Kweichow Moutai Co Ltd – Class A	13,250,657
2,322,000	Logan Property Holdings Co Ltd	2,905,268
773,500	Longfor Properties Co Ltd	2,151,510
144,957	Midea Group Co Ltd – Class A	883,549
1,168,555	Midea Group Co Ltd – Class A	7,122,635
162,090	Minth Group Ltd	664,700
19,600	New Oriental Education & Technology Group Inc Sponsored ADR	1,540,560
12,369,000	PICC Property & Casualty Co Ltd – Class H	13,946,858
267,000	Ping An Insurance Group Co of China Ltd – Class H	2,575,440
5,152,400	Qingling Motors Co Ltd – Class H	1,405,415
2,227,600	SAIC Motor Corp Ltd – Class A	9,522,766
6,529,720	Shanghai Smi Holding Co Ltd – Class A	5,481,968
3,344,000	Shenzhen Investment Ltd	1,095,728
871,500	Shimao Property Holdings Ltd	2,602,623
11,025,850	Suning Universal Co Ltd – Class A	5,459,602
40,400	TAL Education Group ADR *	1,195,840
1,757,865	Tencent Holdings Ltd	75,565,576

10	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	China — continued
300,800	Tencent Holdings Ltd ADR	12,976,512
923,000	Weichai Power Co Ltd – Class H	978,900
6,669,900	Yangzijiang Shipbuilding Holdings Ltd	5,201,103
10,352,000	Zhejiang Expressway Co Ltd – Class H *	8,219,034
500,573	Zhejiang Supor Cookware Co Ltd – Class A	3,674,824
2,088,421	Zhejiang Weixing New Building Materials Co Ltd – Class A	5,181,388

	Total China	738,408,072

	Colombia — 0.2%
2,802,331	Ecopetrol SA	3,146,257
135,300	Ecopetrol SA Sponsored ADR	3,057,780

	Total Colombia	6,204,037

	Czech Republic — 0.2%
483,861	Moneta Money Bank AS	1,691,269
6,261	Philip Morris CR AS	4,197,115

	Total Czech Republic	5,888,384

	Egypt — 0.0%
1,581,356	Global Telecom Holding SAE *	376,942

	India — 3.8%
23,510	ACC Ltd	545,456
317,300	Action Construction Equipment Ltd	607,695
125,042	Asian Granito India Ltd	413,946
91,677	Asian Paints Ltd	1,776,726
1,070,235	Aurobindo Pharma Ltd	10,770,002
140,821	Axis Bank Ltd *	1,291,080
14,189	Bajaj Finserv Ltd	1,353,563
122,465	Bombay Burmah Trading Co	3,221,478
11,222	Britannia Industries Ltd	1,068,454
74,792	CCL Products India Ltd	306,760
293,346	CMI Ltd	740,086
161,246	Dabur India Ltd	1,088,264
574,247	Divi’s Laboratories Ltd	10,611,165
38,430	Dixon Technologies India Ltd	1,627,660
16,772,852	Gayatri Highways Ltd * (b)	496,614
16,772,852	Gayatri Projects Ltd * (b)	49,280,549
385,897	HDFC Bank Ltd	11,269,058
146,940	Hindustan Unilever Ltd	3,682,843
518,191	ICICI Bank Ltd	2,499,342
753,918	IDFC Bank Ltd	507,571
219,342	IndusInd Bank Ltd	5,909,121
3,013,682	Jai Balaji Industries Ltd *	396,241
1,322,083	Kiri Industries Ltd *	10,557,537
349,068	Kotak Mahindra Bank Ltd	6,340,449
432,592	Mahindra & Mahindra Financial Services Ltd	2,987,370
250,395	Marico Ltd	1,309,404
917,800	MEP Infrastructure Developers Ltd	660,253
765,633	Power Finance Corp Ltd	912,840

Shares	Description	Value ($)
	India — continued
528,333	Sangam India Ltd	619,369
253,494	Srikalahasthi Pipes Ltd	793,364
176,187	Sun TV Network Ltd	1,910,431
180,790	Tata Motors Ltd – Class A *	362,901
239,116	Titan Co Ltd	3,015,781
21,600	UltraTech Cement Ltd	1,360,974
1,706,236	Vakrangee Ltd	927,922

	Total India	141,222,269

	Indonesia — 2.7%
45,024,200	Adaro Energy Tbk PT	5,708,652
8,877,300	Astra International Tbk PT	4,372,209
6,089,500	Bank Central Asia Tbk PT	10,256,445
14,906,200	Bank Mandiri Persero Tbk PT	6,945,349
7,593,200	Bank Negara Indonesia Persero Tbk PT	4,022,190
92,101,000	Bank Pembangunan Daerah Jawa Timur Tbk PT	4,188,941
127,885,600	Bank Rakyat Indonesia Persero Tbk PT	27,631,785
14,648,000	Bukit Asam Tbk PT	4,028,392
5,280,100	Bumi Serpong Damai Tbk PT *	430,680
610,800	Delta Dunia Makmur Tbk PT *	28,637
6,293,991	Indo Tambangraya Megah Tbk PT	12,094,308
1,797,200	Link Net Tbk PT	524,838
810,200	Matahari Department Store Tbk PT	412,712
359,900	Medco Energi Internasional Tbk PT *	21,261
83,219,300	Modernland Realty Tbk PT	1,436,603
168,492,900	Panin Financial Tbk PT *	2,335,448
3,611,400	PP Persero Tbk PT	466,289
5,468,700	Ramayana Lestari Sentosa Tbk PT	471,601
41,760,900	Surya Semesta Internusa Tbk PT	1,378,351
33,315,700	Telekomunikasi Indonesia Persero Tbk PT	7,913,247
40,972	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	969,807
1,764,700	United Tractors Tbk PT	4,122,620
20,147,800	Waskita Beton Precast Tbk PT	533,892
2,807,800	XL Axiata Tbk PT *	606,014

	Total Indonesia	100,900,271

	Malaysia — 0.1%
4,911,988	KSL Holdings Berhad *	1,015,019
21,400	Petron Malaysia Refining & Marketing Bhd	44,180
2,890,200	Sapura Energy Berhad *	237,304
3,472,967	UOA Development Berhad	2,051,141
2,230,100	YTL Power International Berhad	618,214

	Total Malaysia	3,965,858

	Mexico — 3.0%
731,930	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand – Class B	1,159,656
4,217,100	Cemex SAB de CV CPO *	2,988,683
1,085,600	Cemex SAB de CV Sponsored ADR *	7,696,904

See accompanying notes to the financial statements.	11

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Mexico — continued
20,700	Concentradora Fibra Danhos SA de CV (REIT)	34,303
2,553,000	Corp Inmobiliaria Vesta SAB de CV	3,614,642
519,000	Credito Real SAB de CV SOFOM ER	671,255
1,466,000	Fibra Uno Administracion SA de CV (REIT)	1,918,321
662,900	Fomento Economico Mexicano SAB de CV	6,349,600
121,200	Fomento Economico Mexicano SAB de CV Sponsored ADR	11,620,656
2,763,100	Gentera SAB de CV	2,804,282
917,800	Grupo Aeroportuario del Centro Norte SAB de CV	6,033,237
11,300	Grupo Aeroportuario del Centro Norte SAB de CV ADR	595,623
20,900	Grupo Aeroportuario del Pacifico SAB de CV ADR	2,159,179
218,700	Grupo Aeroportuario del Pacifico SAB de CV – Class B	2,259,775
9,600	Grupo Aeroportuario del Sureste SAB de CV ADR	1,800,864
73,750	Grupo Aeroportuario del Sureste SAB de CV – Class B	1,382,992
2,079,600	Grupo Financiero Banorte SAB de CV – Class O	14,184,199
153,900	Grupo Financiero Inbursa SAB de CV – Class O	244,883
779,000	Grupo Lala SAB de CV	828,938
1,728,400	Grupo Mexico SAB de CV – Series B	5,058,026
27,200	Industrias Bachoco SAB de CV – Series B	132,133
1,252,000	Kimberly-Clark de Mexico SAB de CV – Class A	2,203,832
13,000	Megacable Holdings SAB de CV CPO	61,274
688,900	Mexichem SAB de CV	2,324,669
315,670	Promotora y Operadora de Infraestructura SAB de CV	3,354,931
9,900	Rassini SAB de CV	37,273
543,500	Unifin Financiera SAB de CV SOFOM ENR	1,386,540
11,278,300	Wal-Mart de Mexico SAB de CV	31,228,174

	Total Mexico	114,134,844

	Pakistan — 0.1%
504,200	Engro Corp Ltd	1,336,144
1,725,000	Engro Fertilizers Ltd	1,097,605
1,221,700	Oil & Gas Development Co Ltd	1,496,036
285,250	Pakistan Oilfields Ltd	1,478,031

	Total Pakistan	5,407,816

	Peru — 0.1%
13,000	Credicorp Ltd	2,834,260

	Philippines — 1.0%
1,379,433	Bank of the Philippine Islands	2,419,459
1,211,034	BDO Unibank Inc	2,948,438
8,932,000	Belle Corp	514,553
1,523,810	Concepcion Industrial Corp	1,310,495

Shares	Description	Value ($)
	Philippines — continued
2,524,800	DMCI Holdings Inc	604,712
1,587,500	Eagle Cement Corp	482,141
2,748,677	First Gen Corp	874,217
60,760	GT Capital Holdings Inc	995,849
8,672,100	LT Group Inc	2,789,242
1,229,850	Manila Electric Co	8,587,152
7,115,000	Manila Water Co Inc	3,247,625
20,677,000	Megaworld Corp	1,775,728
12,133,000	Metro Pacific Investments Corp	1,237,768
18,042,966	Nickel Asia Corp	1,833,309
4,380,775	Petron Corp	742,403
1,326,965	Pilipinas Shell Petroleum Corp	1,426,989
3,996,538	Puregold Price Club Inc	3,438,624
6,630,000	Semirara Mining & Power Corp	3,596,184

	Total Philippines	38,824,888

	Poland — 2.4%
232,159	Bank Millennium SA *	563,458
359,019	Bank Polska Kasa Opieki SA	11,312,145
9,417	Bank Zachodni WBK SA	957,323
78,078	Budimex SA	2,399,358
100,668	CD Projekt SA *	5,608,497
1,755	Dino Polska SA *	43,128
28,308	Grupa Lotos SA	532,204
68,297	KRUK SA	3,811,414
1,192	LPP SA	2,969,251
671,083	Polski Koncern Naftowy ORLEN SA	17,790,613
7,809,765	Polskie Gornictwo Naftowe i Gazownictwo SA *	12,234,607
828,549	Powszechna Kasa Oszczednosci Bank Polski SA	9,441,421
1,521,722	Powszechny Zaklad Ubezpieczen SA	18,325,687
21,869	Stalprodukt SA	2,734,130
51,809	Warsaw Stock Exchange	578,611

	Total Poland	89,301,847

	Qatar — 1.3%
909,394	Barwa Real Estate Co	8,992,361
251,370	Doha Bank QPSC	1,773,979
156,718	Masraf Al Rayan QSC	1,623,163
36,401	Ooredoo QPSC	731,379
35,383	Qatar Electricity & Water Co QSC	1,858,593
288,376	Qatar Gas Transport Co Ltd Nakilat	1,385,264
210,512	Qatar Insurance Co SAQ	2,128,772
63,708	Qatar International Islamic Bank QSC	980,409
43,481	Qatar Islamic Bank SAQ	1,672,124
564,866	Qatar National Bank QPSC	27,620,808
27,944	Qatar National Cement Co QSC	440,477
237,288	United Development Co QSC	905,571

	Total Qatar	50,112,900

12	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Russia — 14.1%
5,660,800	Aeroflot PJSC	9,696,435
16,802,000	Alrosa PJSC	25,273,099
13,861	Etalon Group Plc GDR	32,292
523,850	Gazprom Neft PJSC	2,608,576
4,516	Gazprom Neft PJSC Sponsored ADR	111,320
16,978,392	Gazprom PJSC Sponsored ADR	74,889,819
785,069	Globaltrans Investment Plc Sponsored GDR (Registered)	8,641,605
118,764,000	Inter RAO UES PJSC	7,118,251
1,047,683	LUKOIL PJSC Sponsored ADR	72,397,622
717,027	M.Video PJSC *	4,605,735
2,932,900	Magnitogorsk Iron & Steel OJSC	2,111,442
5,587	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	53,349
1,977,307	MMC Norilsk Nickel PJSC ADR	32,814,112
4,191,715	Mobile TeleSystems PJSC Sponsored ADR	32,485,791
12,195,717	Moscow Exchange MICEX-RTS PJSC	17,714,126
323,250	Novatek PJSC	5,195,810
334,258	Novatek PJSC Sponsered GDR (Registered)	55,896,612
1,584,950	Novolipetsk Steel PJSC	3,888,993
908,781	Novolipetsk Steel PJSC GDR	22,070,860
50,881	Polyus PJSC	3,301,678
176,056	Polyus PJSC GDR (Registered)	5,706,464
570,715	QIWI Plc Sponsored ADR *	8,104,153
21,440	Raspadskaya OJSC *	31,651
8,118,075	Rostelecom PJSC	8,137,262
33,228	Rostelecom PJSC Sponsored ADR	199,762
16,500	Safmar Financial Investment	196,195
3,294,690	Sberbank of Russia PJSC	8,856,049
4,681,680	Sberbank of Russia Sponsored ADR	50,984,797
49,860	Severstal PJSC	803,362
788,544	Severstal PJSC GDR (Registered)	12,688,626
2,878,707	Surgutneftegas OJSC Sponsored ADR	11,981,803
827,420	Tatneft PJSC	9,617,477
373,731	Tatneft PJSC Sponsored ADR	25,912,896
226,235	TCS Group Holding Plc GDR (Registered)	4,164,689
7,524	TMK PJSC GDR (Registered)	31,686
16,747,000	Unipro PJSC	662,467

	Total Russia	528,986,866

	South Africa — 4.7%
271,282	Absa Group Ltd	3,000,416
6,075	AECI Ltd	43,019
510,548	Alviva Holdings Ltd	632,241
40,145	Astral Foods Ltd	707,018
1,012,841	AVI Ltd	7,992,009
217,873	Barloworld Ltd	1,853,016
140,940	BID Corp Ltd	3,007,223
285,827	Brait SE *	725,964
38,782	Capitec Bank Holdings Ltd	2,648,594
611,067	Clicks Group Ltd	8,439,449

Shares	Description	Value ($)
	South Africa — continued
418,056	Coronation Fund Managers Ltd	1,637,715
229,912	Discovery Ltd	2,739,562
63,541	Distell Group Holdings Ltd *	527,412
867,972	Exxaro Resources Ltd	8,797,818
2,490,384	FirstRand Ltd	11,980,702
259,689	Foschini Group Ltd (The)	3,085,219
5,176,049	Growthpoint Properties Ltd (REIT)	8,960,486
29,881	Hyprop Investments Ltd (REIT)	207,418
216,059	Imperial Holdings Ltd	3,027,420
128,946	JSE Ltd	1,420,893
329,630	Kumba Iron Ore Ltd	5,942,265
1,013,121	Lewis Group Ltd	1,951,400
340,553	Liberty Holdings Ltd	2,694,328
555,094	Metair Investments Ltd	660,010
121,935	Mondi Ltd	3,402,244
1,074,651	Mr Price Group Ltd	16,474,438
290,782	MTN Group Ltd	1,760,610
91,724	Nedbank Group Ltd	1,735,030
3,721,399	Old Mutual Ltd *	7,698,573
402,894	Rand Merchant Investment Holdings Ltd	1,119,956
205,378	Reinet Investments SCA	3,976,735
1,948,183	RMB Holdings Ltd	11,181,153
1,137,457	Sanlam Ltd	6,139,026
279,307	Sappi Ltd	1,907,729
125,094	Sasol Ltd	4,899,848
18,500	Sasol Ltd Sponsored ADR	726,310
304,621	Shoprite Holdings Ltd	4,228,760
742,409	Sibanye Gold Ltd *	429,497
197,091	SPAR Group Ltd (The)	2,749,582
220,444	Standard Bank Group Ltd	2,794,010
8,794,688	Steinhoff International Holdings NV *	1,676,281
222,227	Tiger Brands Ltd	4,326,345
2,249,108	Truworths International Ltd	13,163,273
201,908	Wilson Bayly Holmes-Ovcon Ltd	2,059,064

	Total South Africa	175,130,061

	South Korea — 5.5%
2,217,118	BNK Financial Group Inc	16,618,449
8,626	Celltrion Pharm Inc *	621,042
6,777	Cuckoo Holdings Co Ltd	1,071,508
170,225	Daou Data Corp	1,773,610
338,594	Daou Technology Inc	6,902,202
412,451	DB Insurance Co Ltd	23,713,426
13,124	Dong Ah Tire & Rubber Co Ltd	418,047
1,626,839	Dongwon Development Co Ltd	6,113,801
234,189	Grand Korea Leisure Co Ltd	5,079,611
13,804	GS Home Shopping Inc	2,571,534
2,765	Hankook Shell Oil Co Ltd	841,774
698,815	Hankook Tire Worldwide Co Ltd	11,425,818
14,845	Hanwha Aerospace Co Ltd *	333,341
5,862	HLB Inc *	547,330

See accompanying notes to the financial statements.	13

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
45,819	Hyundai Home Shopping Network Corp	4,670,880
486,003	Hyundai Hy Communications & Network Co Ltd	1,786,025
473,650	Hyundai Marine & Fire Insurance Co Ltd	15,823,833
53,484	Hyundai Mobis Co Ltd	10,762,819
9,577	Hyundai Wia Corp	366,836
67,809	iMarketKorea Inc	426,282
561,278	Kangwon Land Inc	14,600,275
693,792	Korea Asset In Trust Co Ltd 9 (REIT)	3,371,957
23,836	Korea Zinc Co Ltd	8,678,118
273,001	KT Skylife Co Ltd	3,261,598
269,151	KT&G Corp	24,414,102
210,245	Kyobo Securities Co Ltd	1,851,064
132,605	LF Corp	3,163,258
48,514	Maeil Holdings Co Ltd	620,876
152,407	Meritz Financial Group Inc	1,683,334
35,592	Meritz Fire & Marine Insurance Co Ltd	583,490
39,220	Samsung Card Co Ltd	1,241,689
14,427	Samsung Electronics Co Ltd GDR	15,405,802
42,753	Samsung Engineering Co Ltd *	646,682
15,647	Samsung Fire & Marine Insurance Co Ltd	3,724,717
58,643	Shinhan Financial Group Co Ltd	2,303,320
45,363	Sindoh Co Ltd	2,090,747
31,520	SK Innovation Co Ltd	5,464,384
98,870	SK Networks Co Ltd	397,768
3,551	ViroMed Co Ltd *	756,624

	Total South Korea	206,127,973

	Sri Lanka — 0.0%
103,983,101	Anilana Hotels & Properties Ltd * (b)	834,693

	Taiwan — 20.3%
11,453,000	AcBel Polytech Inc	7,550,784
1,252,000	Actron Technology Corp	4,079,641
1,505,532	Advantech Co Ltd	10,251,471
11,408,740	AmTRAN Technology Co Ltd *	4,791,895
1,605,000	Asia Pacific Telecom Co Ltd *	382,627
3,277,620	Asustek Computer Inc	27,930,807
175,200	Aurora Corp	621,660
3,663,000	Catcher Technology Co Ltd	44,888,353
18,768,000	Cathay Financial Holding Co Ltd	32,168,538
8,248,740	Chailease Holding Co Ltd	28,062,815
119,000	Chaun-Choung Technology Corp	371,629
281,254	Chicony Electronics Co Ltd	591,937
259,089	Chicony Power Technology Co Ltd	372,883
3,469,100	Chin-Poon Industrial Co Ltd	4,288,716
799,000	China Motor Corp	670,834
9,984,259	Chunghwa Telecom Co Ltd	35,288,236
138,121	Chunghwa Telecom Co Ltd Sponsored ADR	4,860,478
317,000	Cleanaway Co Ltd	1,873,140
4,786,400	Coretronic Corp	9,004,834

Shares	Description	Value ($)
	Taiwan — continued
66,579,720	CTBC Financial Holding Co Ltd	46,821,814
2,587,000	CTCI Corp	3,963,219
1,870,000	Dynapack International Technology Corp	2,441,663
13,129,189	E.Sun Financial Holding Co Ltd	9,662,927
159,500	Elite Advanced Laser Corp	385,684
469,000	Everlight Electronics Co Ltd	485,376
7,911,084	Far EasTone Telecommunications Co Ltd	18,870,176
3,564,000	Farglory Land Development Co Ltd	3,655,328
699,000	FLEXium Interconnect Inc	2,249,858
1,581,000	Formosa Chemicals & Fibre Corp	6,335,752
2,154,000	Formosa Petrochemical Corp	8,844,969
3,442,000	Formosa Plastics Corp	12,617,963
3,162,303	Formosan Rubber Group Inc	1,467,689
11,024,075	Foxconn Technology Co Ltd	28,028,406
24,804,200	Fubon Financial Holding Co Ltd	41,124,155
5,839,200	Gigabyte Technology Co Ltd	9,963,299
357,000	Greatek Electronics Inc	607,731
1,599,700	Green Seal Holding Ltd	1,809,701
7,642,754	Highwealth Construction Corp	12,416,458
1,500,000	Holtek Semiconductor Inc	4,138,295
2,351,000	Huaku Development Co Ltd	4,987,740
3,248,900	IEI Integration Corp	4,020,879
3,668,700	Inventec Corp	3,292,821
235,000	King’s Town Bank Co Ltd	236,412
195,000	Kung Long Batteries Industrial Co Ltd	917,892
539,785	Makalot Industrial Co Ltd	2,798,740
523,000	Mercuries Life Insurance Co Ltd	271,608
176,000	Merida Industry Co Ltd	845,313
4,938,810	Novatek Microelectronics Corp	24,216,425
263,853	OptoTech Corp	196,111
5,220,000	Pou Chen Corp	5,755,570
1,211,000	Quanta Storage Inc	1,021,053
11,076,870	Radiant Opto-Electronics Corp	24,330,494
4,884,720	Realtek Semiconductor Corp	23,707,253
947,000	Rechi Precision Co Ltd	925,867
2,025,151	Ruentex Development Co Ltd	2,280,539
7,368,000	Ruentex Industries Ltd	15,115,457
811,000	Sercomm Corp	1,425,691
1,947,068	Simplo Technology Co Ltd	14,269,392
303,000	Sinbon Electronics Co Ltd	860,104
2,184,200	Sitronix Technology Corp	6,889,594
2,951,000	Syncmold Enterprise Corp	5,635,868
580,000	Taiwan Mobile Co Ltd	2,020,933
476,000	Taiwan PCB Techvest Co Ltd	448,234
8,122,000	Taiwan Semiconductor Manufacturing Co Ltd	68,051,710
1,340,010	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	58,424,436
3,357,269	Taiwan Surface Mounting Technology Corp	3,611,238
379,000	Test Research Inc	665,287
326,000	Tong Hsing Electronic Industries Ltd	897,720
424,981	Topco Scientific Co Ltd	1,079,676

14	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
1,149,000	Transcend Information Inc	2,779,994
1,716,160	Tripod Technology Corp	5,297,601
1,905,000	TXC Corp	2,212,079
5,658,812	Uni-President Enterprises Corp	14,318,996
5,201,000	United Integrated Services Co Ltd	10,497,479
3,216,000	Waterland Financial Holdings Co Ltd	1,110,129
284,214	Wistron NeWeb Corp	634,846
5,939,000	Yuanta Financial Holding Co Ltd	3,009,199
167,000	Yulon Finance Corp	560,265
3,873,670	Yungtay Engineering Co Ltd	5,907,450
275,000	Zeng Hsing Industrial Co Ltd	1,280,040

	Total Taiwan	760,749,876

	Thailand — 5.6%
2,312,500	Advanced Info Service Pcl (Foreign Registered)	14,274,632
5,220,200	Amata Corp Pcl (Foreign Registered)	3,398,972
2,245,200	AP Thailand Pcl (Foreign Registered)	645,003
590,700	Bangkok Bank Pcl (Foreign Registered) (c)	3,753,932
1,618,700	Bangkok Bank Pcl NVDR	10,138,553
8,027,500	Central Pattana Pcl (Foreign Registered)	20,232,877
872,700	CP ALL Pcl (Foreign Registered)	1,800,055
1,077,000	Delta Electronics Thailand Pcl (Foreign Registered)	2,295,379
3,790,701	Glow Energy Pcl (Foreign Registered)	10,886,357
2,744,200	Hana Microelectronics Pcl (Foreign Registered)	3,231,754
5,672,900	Intouch Holdings Pcl (Foreign Registered) (c)	9,838,457
5,201,400	Intouch Holdings Pcl NVDR (c)	8,822,036
840,900	KCE Electronics Pcl	1,164,446
48,236,700	Land & Houses Pcl (Foreign Registered)	16,657,951
15,769,750	LPN Development Pcl (Foreign Registered)	4,771,866
3,025,300	MC Group Pcl (Foreign Registered)	1,210,924
2,484,500	Platinum Group Pcl (The)	596,130
4,105,800	Pruksa Holding Pcl (Foreign Registered)	2,533,744
1,021,400	PTT Exploration & Production Pcl (Foreign Registered)	4,450,266
5,950,200	PTT Global Chemical Pcl (Foreign Registered)	14,871,529
10,393,000	PTT Pcl (Foreign Registered)	16,686,397
52,431,592	Quality Houses Pcl (Foreign Registered)	5,543,403
5,095,202	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	8,134,124
30,340,823	Sansiri Pcl (Foreign Registered)	1,493,282
8,279,800	Siamgas & Petrochemicals Pcl (Foreign Registered)	3,037,177
24,922,100	Star Petroleum Refining Pcl (Foreign Registered)	11,348,442
2,275,600	STP & I Pcl (Foreign Registered) *	321,384
5,390,175	Supalai Pcl (Foreign Registered)	3,985,590
3,476,800	Thai Oil Pcl (Foreign Registered)	8,952,802
142,900	Thai Vegetable Oil Pcl (Foreign Registered)	128,819
870,500	Tisco Financial Group Pcl (Foreign Registered)	2,181,601

Shares	Description	Value ($)
	Thailand — continued
28,005,650	TTW Pcl (Foreign Registered)	10,608,660
669,700	Workpoint Entertainment Pcl (Foreign Registered)	823,596

	Total Thailand	208,820,140

	Turkey — 4.4%
1,831,223	Adana Cimento Sanayii TAS – Class C	394,434
1,181,263	Akbank Turk AS	1,039,220
325,642	Aksa Akrilik Kimya Sanayii AS	554,567
556,662	Alarko Holding AS	405,792
3,591,836	Albaraka Turk Katilim Bankas AS	689,996
634,355	Aselsan Elektronik Sanayi Ve Ticaret AS	2,503,184
356,823	Aygaz AS	651,563
1,194,507	BIM Birlesik Magazalar AS	13,306,328
4,119,907	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,327,999
63,672,567	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	17,831,606
105,143	Enerjisa Enerji AS	83,213
4,898,523	Enka Insaat ve Sanayi AS	3,831,993
14,015,132	Eregli Demir ve Celik Fabrikalari TAS	25,306,491
228,649	Ford Otomotiv Sanayi AS	2,332,073
5,194,966	Haci Omer Sabanci Holding AS	5,644,797
8,213,630	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS *	6,110,557
3,402,129	Is Gayrimenkul Yatirim Ortakligi AS (REIT)	482,392
65,006	Mavi Giyim Sanayi Ve Ticaret AS – Class B	250,770
173,402	Otokar Otomotiv Ve Savunma Sanayi AS	1,884,900
17,775,348	Soda Sanayii AS	21,943,546
847,137	TAV Havalimanlari Holding AS	4,262,244
1,812,109	Tekfen Holding AS	5,661,282
407,420	Tofas Turk Otomobil Fabrikasi AS	1,424,579
1,469,612	Trakya Cam Sanayii AS	969,945
956,882	Tupras Turkiye Petrol Rafineriler AS	17,204,570
644,466	Turk Telekomunikasyon AS *	359,080
76,596	Turk Traktor ve Ziraat Makineleri AS	531,367
2,898,100	Turkcell Iletisim Hizmetleri AS	4,664,177
12,122,795	Turkiye Garanti Bankasi AS	11,015,722
7,594,630	Turkiye Halk Bankasi AS	7,107,094
2,720,379	Turkiye Is Bankasi – Class C	1,656,487
21,659,210	Turkiye Sinai Kalkinma Bankasi AS	2,512,167
1,812,649	Turkiye Vakiflar Bankasi TAO – Class D	958,098

	Total Turkey	165,902,233

	United Arab Emirates — 0.8%
284,027	Abu Dhabi Commercial Bank PJSC	548,935
6,550,402	Air Arabia PJSC	1,801,016
3,500,178	Aldar Properties PJSC	1,837,639
12,945,725	DAMAC Properties Dubai Co PJSC	7,397,484
3,717,796	Dana Gas PJSC	1,122,272
80,966	DP World Ltd	1,731,735

See accompanying notes to the financial statements.	15

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United Arab Emirates — continued
1,357,672	Dubai Investments PJSC	735,147
794,823	Dubai Islamic Bank PJSC	1,107,555
4,024,325	DXB Entertainments PJSC *	378,936
497,984	Emaar Development PJSC *	716,855
2,503,796	Emaar Properties PJSC	3,412,171
939,591	Emirates Telecommunications Group Co PJSC	4,332,971
288,555	First Abu Dhabi Bank PJSC	1,162,651
14,291,786	RAK Properties PJSC	2,412,778

	Total United Arab Emirates	28,698,145

	United Kingdom — 0.6%
409,901	Unilever Plc	23,358,099

	TOTAL COMMON STOCKS (COST $3,471,742,515)	3,467,984,483

	PREFERRED STOCKS (d) — 2.4%

	Brazil — 0.4%
336,900	Banco Bradesco SA	2,347,406
1,477,600	Companhia Energetica de Minas Gerais	2,706,267
903,640	Itau Unibanco Holding SA	9,377,836

	Total Brazil	14,431,509

	Colombia — 0.0%
584,788	Grupo Aval Acciones y Valores SA	230,371

	Russia — 0.3%
195,603	Bashneft PJSC	4,903,223
3,944	Transneft PJSC	8,336,436

	Total Russia	13,239,659

	South Korea — 1.7%
1,747,590	Samsung Electronics Co Ltd	62,268,870

	Taiwan — 0.0%
605,412	CTBC Financial Holding Co Ltd	1,224,107

	TOTAL PREFERRED STOCKS (COST $79,520,833)	91,394,516

Shares	Description	Value ($)
	INVESTMENT FUNDS — 2.1%

	Russia — 0.0%
3,214,692	NCH Eagle Fund LP * (e) (f)	99,022

	Thailand — 0.2%
20,378,500	Digital Telecommunication Infrastructure Fund	9,335,665

	United States — 1.9%
1,627,307	iShares MSCI Emerging Markets ETF	70,250,843

	TOTAL INVESTMENT FUNDS (COST $82,620,125)	79,685,530

	MUTUAL FUNDS — 2.3%

	United States — 2.3%
	Affiliated Issuers — 2.3%
3,383,053	GMO U.S. Treasury Fund	84,508,659

	TOTAL MUTUAL FUNDS (COST $84,508,659)	84,508,659

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Fund — 0.1%
5,016,432	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (g)	5,016,432

	Total Money Market Funds	5,016,432

	TOTAL SHORT-TERM INVESTMENTS (COST $5,016,432)	5,016,432

	TOTAL INVESTMENTS — 99.4% (Cost $3,723,408,564)	3,728,589,620
	Other Assets and Liabilities (net) — 0.6%	21,178,396

	TOTAL NET ASSETS — 100.0%	$3,749,768,016

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2018
NCH Eagle Fund LP	4/6/09	$5,452,004	0.00%	$99,022

16	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
5,320	Mini MSCI Emerging Markets	September 2018	$280,603,400	$(20,827,310)

+	Buys - Fund is long the futures contract.
Sales	- Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
Depreciation of Total Return on Asustek Computer Inc + ( Daily Fed Funds Rate minus 0.25%)	Appreciation of Total Return on Asustek Computer Inc	MSCI	USD	21,860,777	09/27/2018	At Maturity	$—	$770,262	$770,262

							$—	$770,262	$770,262

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	Affiliated company (Note 10).

(c)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(f)	Private placement security; restricted as to resale.

(g)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

See accompanying notes to the financial statements.	17

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.2%
Mutual Funds	3.1
Short-Term Investments	0.2
Preferred Stocks	0.2
Futures Contracts	0.0 ^
Other	0.3

100.0%

Country Summary¤	% of Investments
Japan	23.8%
United Kingdom	13.9
South Korea	6.8
Germany	5.8
Canada	5.6
Switzerland	5.2
France	5.1
Australia	3.1
United States	3.0
Taiwan	2.6
Sweden	2.6
Italy	2.6
India	2.1
Singapore	2.1
China	2.1
Spain	2.1
European Union	1.9
Hong Kong	1.8
Malaysia	1.6
Austria	1.2
Belgium	1.1
Finland	1.1
Other Emerging	1.1 †
Norway	1.0
Other Developed	0.7 ‡

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	17.1%
Materials	11.7
Consumer Durables & Apparel	7.3
Technology Hardware & Equipment	7.1
Transportation	5.8
Pharmaceuticals, Biotechnology & Life Sciences	5.7
Software & Services	5.5
Real Estate	5.5
Automobiles & Components	5.2
Food, Beverage & Tobacco	5.1
Diversified Financials	4.9
Retailing	3.5
Energy	2.9
Household & Personal Products	2.5
Media	2.1
Health Care Equipment & Services	1.9
Insurance	1.8
Commercial & Professional Services	1.5
Semiconductors & Semiconductor Equipment	1.3
Utilities	0.8
Consumer Services	0.5
Food & Staples Retailing	0.3
Banks	0.0 ^

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

18

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.2%

	Australia — 3.2%
14,433	Australian Pharmaceutical Industries Ltd	19,152
3,653	Brickworks Ltd	45,970
35,442	Codan Ltd	79,392
1,941	Costa Group Holdings Ltd	10,104
5,140	Folkestone Education Trust (REIT)	10,190
164,024	GDI Property Group (REIT)	149,676
3,404	IDP Education Ltd	26,630
14,469	Mineral Resources Ltd	157,609
15,087	Nine Entertainment Co Holdings Ltd	26,214
25,546	Sandfire Resources NL	130,263

	Total Australia	655,200

	Austria — 1.3%
9,238	FACC AG	233,170
1,476	S IMMO AG	31,014

	Total Austria	264,184

	Belgium — 1.1%
51,060	AGFA-Gevaert NV *	224,223
97	Barco NV	13,348

	Total Belgium	237,571

	Brazil — 0.3%
3,100	Estacio Participacoes SA	17,155
1,800	Mahle-Metal Leve SA	11,150
7,900	Via Varejo SA	32,778

	Total Brazil	61,083

	Canada — 5.7%
10,590	BRP Inc Sub Voting	552,790
1,800	Canaccord Genuity Group Inc	9,724
14,000	Canfor Corp *	322,805
3,400	Canfor Pulp Products Inc	71,309
2,800	Cogeco Inc	133,177
8,200	Martinrea International Inc	88,723
300	Wajax Corp	6,365

	Total Canada	1,184,893

	China — 2.1%
16,000	Central China Real Estate Ltd	6,691
577,000	Powerlong Real Estate Holdings Ltd	295,101
77,000	Road King Infrastructure Ltd	130,826
4,000	Tianneng Power International Ltd	4,972

	Total China	437,590

	Finland — 1.1%
27,172	Finnair Oyj	237,031

Shares	Description	Value ($)
	France — 5.2%
997	Alten SA	103,237
235	Aubay	11,302
14,525	Coface SA	136,275
6,624	Gaztransport Et Technigaz SA	453,202
1,474	Kaufman & Broad SA	77,622
13,335	Metropole Television SA	264,018
163	Trigano SA	23,891
299	Worldline SA *	18,250

	Total France	1,087,797

	Germany — 5.7%
60	Amadeus Fire AG	6,917
4,696	Bauer AG	87,450
13,683	Deutsche Lufthansa AG (Registered)	357,503
5,335	Elmos Semiconductor AG	137,809
13,607	Wacker Neuson SE	376,191
9,512	Wuestenrot & Wuerttembergische AG	219,725

	Total Germany	1,185,595

	Hong Kong — 1.8%
116,000	Johnson Electric Holdings Ltd	340,133
250,000	Singamas Container Holdings Ltd	32,202

	Total Hong Kong	372,335

	India — 2.1%
6,591	Larsen & Toubro Infotech Ltd	166,160
1,682	Mindtree Ltd	26,499
2,998	Mphasis Ltd	53,516
4,641	NIIT Technologies Ltd	92,223
85,932	PTC India Ltd	101,603
948	Sonata Software Ltd	4,714

	Total India	444,715

	Indonesia — 0.1%
10,300	Indo Tambangraya Megah Tbk PT	19,792

	Italy — 2.6%
14,541	ASTM SPA	296,782
5,377	La Doria SPA	61,701
400	Massimo Zanetti Beverage Group SPA	3,139
242	SAES Getters SPA	5,816
12,535	Societa Iniziative Autostradali e Servizi SPA	174,747

	Total Italy	542,185

	Japan — 24.1%
7,900	Arakawa Chemical Industries Ltd	120,202
3,800	Arisawa Manufacturing Co Ltd	36,067
100	Azbil Corp	4,358
1,000	Dai-ichi Seiko Co Ltd	15,024
200	Daito Pharmaceutical Co Ltd	5,731

See accompanying notes to the financial statements.	19

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
500	Daitron Co Ltd	8,896
1,200	Daiwabo Holdings Co Ltd	71,561
9,400	Denka Co Ltd	321,659
1,000	DKS Co Ltd	6,620
1,200	DTS Corp	49,181
1,200	ESPEC Corp	24,565
9,400	Fancl Corp	482,873
200	Fujibo Holdings Inc	5,615
5,700	Fujitsu Frontech Ltd	62,994
5,200	Fuyo General Lease Co Ltd	312,142
200	Hagiwara Electric Holdings Co Ltd	5,985
300	Hakuto Co Ltd	4,397
200	Hamakyorex Co Ltd	6,720
2,000	Haseko Corp	25,910
600	Horiba Ltd	37,155
11,700	House Foods Group Inc	346,875
700	Innotech Corp	8,657
15,700	Ishihara Sangyo Kaisha Ltd *	233,684
200	Kaga Electronics Co Ltd	3,873
1,300	Kanematsu Corp	19,279
200	Kato Sangyo Co Ltd	6,495
5,500	Keihin Corp	115,579
19,200	Kyosan Electric Manufacturing Co Ltd	112,381
1,300	Marubun Corp	10,165
200	Maruwa Co Ltd	14,934
200	Mitsui Sugar Co Ltd	5,451
1,800	Nippon Systemware Co Ltd	33,378
8,100	Nisshinbo Holdings Inc	90,823
200	NuFlare Technology Inc	11,117
53,000	Prima Meat Packers Ltd	263,098
4,200	Rion Co Ltd	88,881
14,400	Rohto Pharmaceutical Co Ltd	460,020
300	Sanyo Denki Co Ltd	15,998
300	Shindengen Electric Manufacturing Co Ltd	15,085
24,000	Showa Corp	382,300
41,300	Sojitz Corp	143,718
3,600	T-Gaia Corp	94,738
1,000	Takasago Thermal Engineering Co Ltd	17,672
1,100	Tamura Corp	7,960
19,200	Tatsuta Electric Wire and Cable Co Ltd	104,810
1,200	Tokyo Seimitsu Co Ltd	37,289
4,500	Tokyu Construction Co Ltd	41,346
10,500	TS Tech Co Ltd	396,175
12,200	Ube Industries Ltd	310,422
200	Wacoal Holdings Corp	5,918
600	Yokowo Co Ltd	8,274
200	Zeon Corp	2,144

	Total Japan	5,016,194

	Malaysia — 1.6%
188,600	Padini Holdings Berhad	274,468

Shares	Description	Value ($)
	Malaysia — continued
66,600	Supermax Corp Berhad	54,353

	Total Malaysia	328,821

	Norway — 1.0%
6,122	Austevoll Seafood ASA	80,556
187	Entra ASA	2,711
1,214	Grieg Seafood ASA	13,967
3,813	Kongsberg Automotive ASA *	4,436
61,366	Kvaerner ASA *	113,459

	Total Norway	215,129

	Poland — 0.2%
2,659	Asseco Poland SA	32,942

	Portugal — 0.8%
10,394	Navigator Co SA (The)	51,937
2,540	Semapa-Sociedade de Investimento e Gestao	52,525
51,764	Sonae SGPS SA	55,069

	Total Portugal	159,531

	Singapore — 2.1%
7,700	China Sunsine Chemical Holdings Ltd	6,681
112,800	UMS Holdings Ltd	61,356
336,600	Yanlord Land Group Ltd	372,984

	Total Singapore	441,021

	South Africa — 0.5%
2,009	Astral Foods Ltd	35,382
20,150	Blue Label Telecoms Ltd	9,816
12,490	Metair Investments Ltd	14,851
3,022	Reunert Ltd	15,654
3,235	Wilson Bayly Holmes-Ovcon Ltd	32,991

	Total South Africa	108,694

	South Korea — 6.9%
874	Chong Kun Dang Pharmaceutical Corp	85,159
156	Cuckoo Holdings Co Ltd	24,665
1,899	Daihan Pharmaceutical Co Ltd	81,359
2,360	DongKook Pharmaceutical Co Ltd	146,971
1,418	Dongwha Pharm Co Ltd	14,765
12,914	Dongwon Development Co Ltd	48,532
580	Green Cross Holdings Corp	15,961
133	GS Home Shopping Inc	24,776
343	HwaSung Industrial Co Ltd	4,450
4,040	Hyundai Corp	103,970
319	KC Co Ltd	6,247
968	Korea United Pharm Inc	24,854
1,310	Korean Reinsurance Co	12,244
15,927	Kwang Dong Pharmaceutical Co Ltd	107,586
528	Kwangju Bank Co Ltd	5,359

20	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
9,331	Kyungdong Pharm Co Ltd	108,585
7,498	LF Corp	178,863
4,315	LOTTE Himart Co Ltd	277,403
391	Nice Information & Telecommunication Inc	8,096
1,752	Samjin Pharmaceutical Co Ltd	86,724
19,728	Seohan Co Ltd	37,899
3,347	Seoyon E-Hwa Co Ltd	18,250
391	SL Corp	7,060
194	Spigen Korea Co Ltd	9,063

	Total South Korea	1,438,841

	Spain — 2.1%
45,066	Ence Energia y Celulosa SA	422,677
652	Papeles y Cartones de Europa SA	12,623

	Total Spain	435,300

	Sweden — 2.6%
1,826	Fabege AB	24,400
6,871	Granges AB	80,486
3,459	Kindred Group Plc SDR	42,538
13,352	Klovern AB – B Shares	18,297
1,421	KNOW IT AB	28,378
1,235	Mr. Green & Co AB *	5,724
7,091	Nobina AB	52,289
3,300	Nolato AB – B Shares	233,136
850	Oriflame Holding AG	24,732
4,850	Resurs Holding AB	35,435

	Total Sweden	545,415

	Switzerland — 5.3%
2,728	ALSO Holding AG (Registered) *	324,646
768	BKW AG	54,477
3,231	Bobst Group SA (Registered)	276,816
324	Georg Fischer AG (Registered)	424,084
11	LEM Holding SA (Registered)	13,988
119	Zehnder Group AG – Class RG	5,633

	Total Switzerland	1,099,644

	Taiwan — 2.6%
207,000	Coretronic Corp	389,437
14,000	Gigabyte Technology Co Ltd	23,888
76,000	Wah Lee Industrial Corp	137,156

	Total Taiwan	550,481

	Turkey — 0.0%
7,850	Selcuk Ecza Deposu Ticaret ve Sanayi AS	3,730

	United Kingdom — 14.1%
23,791	Computacenter Plc	418,323
12,213	Games Workshop Group Plc	564,439

Shares	Description	Value ($)
	United Kingdom — continued
20,001	IG Group Holdings Plc	234,865
20,121	Morgan Sindall Group Plc	383,457
19,241	Plus500 Ltd	384,398
2,289	Safestore Holdings Plc (REIT)	15,782
5,845	Softcat Plc	64,420
60,647	SThree Plc	277,419
78,268	Stock Spirits Group Plc	195,983
48,305	Vesuvius Plc	389,156

	Total United Kingdom	2,928,242

	TOTAL COMMON STOCKS (COST $20,394,677)	20,033,956

	PREFERRED STOCKS (a) — 0.2%

	Germany — 0.2%
447	Sixt SE	37,353

	TOTAL PREFERRED STOCKS (COST $35,748)	37,353

	MUTUAL FUNDS — 3.1%

	United States — 3.1%
	Affiliated Issuers — 3.1%
25,594	GMO U.S. Treasury Fund	639,328

	TOTAL MUTUAL FUNDS (COST $639,328)	639,328

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Fund — 0.2%
45,712	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (b)	45,712

	TOTAL SHORT-TERM INVESTMENTS (COST $45,712)	45,712

	TOTAL INVESTMENTS — 99.7% (Cost $21,115,465)	20,756,349
	Other Assets and Liabilities (net) — 0.3%	62,025

	TOTAL NET ASSETS — 100.0%	$20,818,374

See accompanying notes to the financial statements.	21

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
4	Mini MSCI EAFE	September 2018	$391,760	$(4,801)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

22	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.3%
Preferred Stocks	0.6
Mutual Funds	0.6
Short-Term Investments	0.2
Futures Contracts	0.0 ^
Other	0.3

100.0%

Country Summary¤	% of Investments
Japan	27.9%
United Kingdom	15.6
Germany	12.4
France	8.0
Sweden	5.8
Switzerland	5.2
Australia	4.9
Italy	4.7
Other Developed	3.8 ‡
Norway	3.8
Hong Kong	3.4
Netherlands	2.8
Denmark	1.7

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	14.0%
Pharmaceuticals, Biotechnology & Life Sciences	12.6
Materials	11.5
Automobiles & Components	8.2
Banks	7.6
Food, Beverage & Tobacco	6.5
Technology Hardware & Equipment	5.1
Consumer Durables & Apparel	5.0
Insurance	4.7
Diversified Financials	4.3
Energy	2.9
Semiconductors & Semiconductor Equipment	2.8
Transportation	2.7
Household & Personal Products	2.5
Telecommunication Services	2.4
Software & Services	1.8
Utilities	1.2
Real Estate	1.2
Retailing	1.1
Commercial & Professional Services	0.7
Consumer Services	0.5
Media	0.3
Food & Staples Retailing	0.2
Health Care Equipment & Services	0.2

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

23

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.3%

	Australia — 4.9%
281,212	Abacus Property Group (REIT)	705,255
53,956	Altium Ltd	1,089,978
184,450	Appen Ltd	2,037,961
564,515	Caltex Australia Ltd	12,267,071
1,938,303	Costa Group Holdings Ltd	10,090,190
112,623	Credit Corp Group Ltd	1,869,487
160,897	Crown Resorts Ltd	1,645,395
245,236	CSL Ltd	40,203,110
2,493,489	CSR Ltd	7,730,346
4,338,670	Downer EDI Ltd	24,137,201
110,271	Elders Ltd	528,927
543,852	Macquarie Group Ltd	50,868,224
740,772	Metcash Ltd	1,474,991
1,547,774	Mineral Resources Ltd	16,859,728
2,676	Monadelphous Group Ltd	27,666
3,016,700	Nine Entertainment Co Holdings Ltd	5,241,595
1,713,099	OZ Minerals Ltd	11,138,295
509,074	Pact Group Holdings Ltd	1,507,768
162,922	Qantas Airways Ltd	754,224
557,202	Sandfire Resources NL	2,841,252
1,030,174	Shopping Centres Australasia Property Group (REIT)	1,788,211
345,301	Sigma Healthcare Ltd	141,635
252,701	Southern Cross Media Group Ltd	251,607
319,432	Tassal Group Ltd	1,021,151
17,335	Virtus Health Ltd	72,547

	Total Australia	196,293,815

	Austria — 0.8%
69,286	Oesterreichische Post AG	3,061,649
393,728	OMV AG	20,874,269
183,920	voestalpine AG	8,266,892

	Total Austria	32,202,810

	Belgium — 0.5%
538,793	AGFA-Gevaert NV *	2,366,041
1,001	Barco NV	137,743
40,732	D’ieteren SA/NV	1,806,172
6,577	Elia System Operator SA/NV	410,780
129,378	KBC Group NV	9,198,746
79,421	Orange Belgium SA	1,200,501
60,701	UCB SA	5,556,529

	Total Belgium	20,676,512

	Denmark — 1.7%
417,927	Novo Nordisk A/S Sponsored ADR	20,549,471
753,240	Novo Nordisk A/S – Class B	37,079,113
11,091	Per Aarsleff Holding A/S	442,295
3,090	Rockwool International A/S – Class B	1,342,707

Shares	Description	Value ($)
	Denmark — continued
74,784	Royal Unibrew A/S	6,444,633
7,566	Schouw & Co AB	598,218
9,210	SimCorp A/S	872,361

	Total Denmark	67,328,798

	Finland — 0.2%
40,363	DNA Oyj	858,825
9,776	Neste Oyj	848,778
23,933	Tieto Oyj	776,817
152,223	UPM-Kymmene Oyj	5,871,922

	Total Finland	8,356,342

	France — 7.9%
18,695	AXA SA	471,129
822,598	BNP Paribas SA	48,428,770
114,196	Christian Dior SE	49,270,394
618,691	CNP Assurances	14,299,660
15,143	IPSOS	480,012
237,634	L’Oreal SA	56,890,979
208,823	Metropole Television SA	4,134,466
195,296	Sanofi	16,770,723
233,828	Sanofi ADR	10,019,530
74,811	SCOR SE	3,024,251
777,512	Societe Generale SA	31,837,007
1,788,022	STMicroelectronics NV – NY Shares	36,994,175
2,093,439	STMicroelectronics NV	43,193,054

	Total France	315,814,150

	Germany — 11.7%
114,812	ADVA Optical Networking SE *	919,255
494,023	Allianz SE (Registered)	105,296,944
131,681	BASF SE	12,168,053
114,966	Bayer AG (Registered)	10,729,123
946,197	Bayerische Motoren Werke AG	91,598,235
71,737	Bechtle AG	7,471,236
5,166	Cewe Stiftung & Co KGAA	474,955
317,337	Covestro AG	27,018,522
1,331,483	Daimler AG (Registered Shares)	86,107,435
2,490,576	Deutsche Lufthansa AG (Registered)	65,072,672
402,663	Deutsche Pfandbriefbank AG	5,894,704
8,615	Diebold Nixdorf AG	571,328
43,776	Henkel AG & Co KGaA	4,884,780
6,074	Indus Holding AG	391,304
50,576	Jenoptik AG	1,989,746
1,899	Koenig & Bauer AG	131,717
49,705	Leoni AG	2,144,444
188,953	RHOEN-KLINIKUM AG	4,961,950
19,485	Siltronic AG	2,824,742
105,206	Software AG	5,188,042
45,692	Talanx AG	1,725,387

24	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
173,865	Volkswagen AG	27,986,842

	Total Germany	465,551,416

	Hong Kong — 3.4%
6,161,073	BOC Hong Kong Holdings Ltd	30,089,408
2,523,640	Champion (REIT)	1,856,177
2,067,814	Dah Sing Banking Group Ltd	4,265,078
411,515	Dah Sing Financial Holdings Ltd	2,559,506
4,603,096	Esprit Holdings Ltd *	1,091,418
291,645	Fortune Real Estate Investment Trust	349,349
3,809,645	Global Brands Group Holding Ltd *	184,657
2,171,001	Hysan Development Co Ltd	11,140,074
4,988,469	I-CABLE Communications Ltd *	56,583
2,395,913	Kerry Properties Ltd	9,086,076
803,257	Luk Fook Holdings International Ltd	2,795,100
1,419,647	Pacific Textiles Holdings Ltd	1,076,457
9,434,916	SJM Holdings Ltd	10,682,322
1,336,673	SmarTone Telecommunications Holdings Ltd	1,352,501
381,680	Television Broadcasts Ltd	1,133,618
47,968,920	WH Group Ltd	36,227,540
2,404,477	Wharf Holdings Ltd (The)	6,866,592
599,310	Wharf Real Estate Investment Co Ltd	3,976,329
1,137,045	Wheelock & Co Ltd	7,139,606
740,122	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	180,155
1,776,297	Yue Yuen Industrial Holdings Ltd	4,924,320

	Total Hong Kong	137,032,866

	Ireland — 0.2%
52,811	ICON Plc *	7,869,895

	Israel — 0.2%
707,790	Bank Leumi Le-Israel BM	4,754,463
1,390,486	Israel Discount Bank Ltd – Class A	4,859,562

	Total Israel	9,614,025

	Italy — 4.7%
68,883	De’ Longhi SPA	2,252,115
6,475,585	Enel SPA	32,014,899
99,551	ERG SPA	2,062,043
669,237	EXOR NV	43,546,650
4,553,824	Fiat Chrysler Automobiles NV *	77,915,929
16,211	Fiat Chrysler Automobiles NV *	274,449
860,308	Hera SPA	2,699,001
1,952,528	Iren SPA	4,579,424
45,129	La Doria SPA	517,855
259,151	Mediobanca Banca di Credito Finanziario SPA	2,413,117
206,405	Poste Italiane SPA	1,589,992
153,652	Recordati SPA	5,382,728
8,580	Reply SPA	567,627

Shares	Description	Value ($)
	Italy — continued
1,457,711	Societa Cattolica di Assicurazioni SC	11,830,479

	Total Italy	187,646,308

	Japan — 27.8%
17,213	ADEKA Corp	284,635
123,314	Alpine Electronics Inc	2,738,003
73,353	AOKI Holdings Inc	989,389
3,394,376	Asahi Kasei Corp	49,739,575
2,006,550	Astellas Pharma Inc	34,018,246
111,927	Autobacs Seven Co Ltd	1,901,152
1,741,921	Brother Industries Ltd	35,734,324
644,304	Canon Inc	20,673,520
45,636	Cawachi Ltd	871,313
3,900	Central Japan Railway Co	783,030
188,457	CKD Corp	2,783,575
10,946	Computer Engineering & Consulting Ltd	239,261
251,633	Cosmo Energy Holdings Co Ltd	9,271,597
25,934	Daikyo Inc	530,134
62,319	Daiwabo Holdings Co Ltd	3,716,325
709,162	DCM Holdings Co Ltd	6,477,016
249,909	Denka Co Ltd	8,551,647
81,385	Dexerials Corp	894,559
61,878	Doutor Nichires Holdings Co Ltd	1,088,434
15,183	DTS Corp	622,262
6,621	Ehime Bank Ltd (The)	73,017
331,696	Fancl Corp	17,039,056
1,687,225	Fuji Electric Co Ltd	13,591,263
5,928,957	Fujitsu Ltd	43,351,459
13,418	Fuji Oil Holdings Inc	407,888
30,189	Fuyo General Lease Co Ltd	1,812,162
148,912	Geo Holdings Corp	2,165,826
20,435	Gunze Ltd	1,068,488
52,300	Hakuhodo DY Holdings Inc	882,391
244,367	Hanwa Co Ltd	8,237,605
19,400	Hitachi High-Technologies Corp	761,099
13,041,391	Hitachi Ltd	85,128,557
2,031	Hokuetsu Bank Ltd (The)	40,911
26,600	Honda Motor Co Ltd	787,977
11,300	Horiba Ltd	699,748
255,849	House Foods Group Inc	7,585,267
5,701,968	ITOCHU Corp	99,635,339
17,051	Itochu Techno-Solutions Corp	377,167
161,711	Kanematsu Corp	2,398,232
29,300	KDDI Corp	774,687
132,317	Keihin Corp	2,780,569
1,500	Keyence Corp	849,162
9,975	Kobayashi Pharmaceutical Co Ltd	715,811
53,669	Kohnan Shoji Co Ltd	1,237,583
13,171	Kokuyo Co Ltd	228,485
37,295	Kose Corp	6,876,579
50,667	Mandom Corp	1,521,926

See accompanying notes to the financial statements.	25

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
5,773,212	Marubeni Corp	47,302,554
2,119	Maruwa Co Ltd	158,224
9,448,156	Mitsubishi Chemical Holdings Corp	84,653,041
728,316	Mitsubishi Corp	20,769,426
2,480,387	Mitsubishi Electric Corp	33,483,919
716,841	Mitsubishi Gas Chemical Co Inc	14,901,604
226,607	Mitsubishi Tanabe Pharma Corp	3,779,575
1,279,033	Mitsui & Co Ltd	21,307,127
344,314	Mitsui Chemicals Inc	8,898,848
3,178	Mitsui Sugar Co Ltd	86,612
80,150	Modec Inc	2,425,719
76,266	Namura Shipbuilding Co Ltd	342,344
376,472	NET One Systems Co Ltd	8,719,615
303,914	Nichias Corp	3,950,765
111,309	Nippo Corp	2,065,929
2,039,544	Nippon Telegraph & Telephone Corp	90,741,292
68,233	Nippon Signal Co Ltd	699,447
104,512	Nishi-Nippon Financial Holdings Inc	1,215,541
88,887	Nisshin Seifun Group Inc	1,777,832
83,680	Nisshinbo Holdings Inc	938,279
31,300	NTT DOCOMO Inc	811,162
707	NuFlare Technology Inc	39,298
134,392	Okinawa Electric Power Co (The)	2,701,095
235,946	Pola Orbis Holdings Inc	8,315,160
94,802	Press Kogyo Co Ltd	496,443
1,219,980	Prima Meat Packers Ltd	6,056,115
139,600	Resona Holdings Inc	791,842
199,486	Rohto Pharmaceutical Co Ltd	6,372,749
37,957	San-A Co Ltd	1,770,284
6,003	Sankyu Inc	318,407
100,187	Seiko Holdings Corp	2,801,419
1,235,828	Sekisui Chemical Co Ltd	21,469,023
53,200	Showa Corp	847,432
33,455	Softbank Technology Corp	738,979
11,724,287	Sojitz Corp	40,798,939
8,910,063	Sumitomo Chemical Co Ltd	50,571,861
52,700	Sumitomo Dainippon Pharma Co Ltd	1,121,409
66,227	Sumitomo Forestry Co Ltd	1,069,736
234,005	Sumitomo Heavy Industries Ltd	7,613,855
27,200	Suntory Beverage & Food Ltd	1,114,132
142,203	T-Gaia Corp	3,742,236
156,350	Tokyo Electron Ltd	26,618,548
43,361	Tokyo Seimitsu Co Ltd	1,347,423
151,295	Tokyu Construction Co Ltd	1,390,114
1,126,904	Tosoh Corp	17,681,394
48,637	Towa Pharmaceutical Co Ltd	3,385,641
1,019,254	Toyota Tsusho Corp	34,723,643
27,982	TPR Co Ltd	656,327
228,267	TS Tech Co Ltd	8,612,722
76,619	TSI Holdings Co Ltd	507,962
422,116	Ube Industries Ltd	10,740,488

Shares	Description	Value ($)
	Japan — continued
6,003	UKC Holdings Corp	132,246
197,814	Valor Holdings Co Ltd	4,196,379
23,304	Warabeya Nichiyo Holdings Co Ltd	458,509
26,746	Yahagi Construction Co Ltd	199,467
547,363	Zeon Corp	5,867,430

	Total Japan	1,107,233,813

	Malta — 0.0%
15,858,986	BGP Holdings Plc * (a)	—

	Netherlands — 2.7%
77,343	ASR Nederland NV	3,697,707
91,694	BinckBank NV	591,807
16,849	Corbion NV	529,779
171,411	Heineken Holding NV	16,354,915
6,431,127	ING Groep NV	87,359,018
31,461	Koninklijke Ahold Delhaize NV	766,371

	Total Netherlands	109,299,597

	New Zealand — 0.1%
481,967	Air New Zealand Ltd	1,052,189
208,052	Chorus Ltd	636,030

	Total New Zealand	1,688,219

	Norway — 3.7%
33,335	Aker ASA – A Shares	2,611,733
10,483	Austevoll Seafood ASA	137,940
157,490	Bakkafrost P/F	8,984,724
437,753	BW LPG Ltd *	1,707,782
2,877,863	DNB ASA	58,506,982
2,399,926	Equinor ASA	61,558,590
303,618	Leroy Seafood Group ASA	2,308,739
52,097	Salmar ASA	2,508,271
10,853	SpareBank 1 Nord Norge	84,892
1,203,318	Storebrand ASA	10,652,929

	Total Norway	149,062,582

	Portugal — 0.1%
130,405	Altri SGPS SA	1,202,551
291,299	CTT-Correios de Portugal SA	1,132,521
156,727	Navigator Co SA (The)	783,139
639,463	REN-Redes Energeticas Nacionais SGPS SA	1,811,204

	Total Portugal	4,929,415

	Singapore — 0.4%
237,535	DBS Group Holdings Ltd	4,318,155
1,208,946	Mapletree North Asia Commercial Trust (REIT)	1,021,617
681,886	Venture Corp Ltd	9,002,425
81,474	Yanlord Land Group Ltd	90,280

	Total Singapore	14,432,477

26	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Spain — 0.7%
439,475	Ebro Foods SA	9,456,523
330,696	Ence Energia y Celulosa SA	3,101,624
1,769,921	International Consolidated Airlines Group SA	15,886,639
492,850	Unicaja Banco SA	771,071

	Total Spain	29,215,857

	Sweden — 5.8%
187,013	Atlas Copco AB – A Shares	5,331,291
294,522	Epiroc AB – Class A *	3,059,500
5,748	Granges AB	67,331
308,414	Kindred Group Plc SDR	3,792,835
52,970	Klovern AB – B Shares	72,589
101,687	Oriflame Holding AG	2,958,699
2,955,839	Sandvik AB	51,740,876
374,746	SAS AB *	829,682
101,246	Securitas AB – B Shares	1,801,842
50,275	SKF AB – B Shares	966,413
3,643,925	Svenska Cellulosa AB SCA – Class B	42,419,710
29,328	Swedish Orphan Biovitrum AB *	934,632
490,329	Swedish Match AB	26,212,269
5,216,803	Volvo AB – B Shares	89,869,310
94,381	Wihlborgs Fastigheter AB	1,138,351

	Total Sweden	231,195,330

	Switzerland — 5.2%
51,443	Ascom Holding AG (Registered)	1,014,244
6,111	Autoneum Holding AG	1,452,148
1,566	Banque Cantonale Vaudoise (Registered)	1,173,482
5,028	BKW AG	356,654
303	Bobst Group SA (Registered)	25,960
13,954	Bucher Industries AG (Registered)	4,889,322
3,009	Emmi AG (Registered)	2,298,591
15,301	Galenica AG *	907,275
250,496	GAM Holding AG *	1,934,406
20,698	Georg Fischer AG (Registered)	27,091,633
10,879	Implenia AG (Registered)	692,823
8,453	Kardex AG (Registered) *	1,515,047
4,802	Komax Holding AG (Registered)	1,611,669
453,393	Logitech International SA (Registered)	22,362,480
270,392	Novartis AG (Registered)	22,432,291
41,399	Roche Holding AG	10,379,721
96,993	Roche Holding AG	24,049,760
351,880	Sika AG (Registered)	52,115,577
274,704	Swiss Re AG	24,715,213
1,448	Valora Holding AG (Registered) *	419,805
53,896	Vontobel Holding AG (Registered)	3,845,774
4,556	Zehnder Group AG – Class RG	215,675

	Total Switzerland	205,499,550

Shares	Description	Value ($)
	United Kingdom — 15.6%
2,947,306	3i Group Plc	34,318,928
275,233	Ashtead Group Plc	8,445,960
1,415,066	AstraZeneca Plc	106,800,345
331,507	Bellway Plc	12,558,881
665,385	Berkeley Group Holdings Plc (The)	31,473,468
197,953	Bovis Homes Group Plc	2,893,030
1,314,640	British American Tobacco Plc	63,572,378
679,748	Cairn Energy Plc *	2,110,215
904,161	Coca-Cola HBC AG *	30,958,559
3,780,523	Debenhams Plc	641,761
57,199	Diageo Plc Sponsored ADR	7,974,113
40,126	easyJet Plc	794,917
1,316,673	Electrocomponents Plc	12,691,378
3,064,322	Ferrexpo Plc	6,185,609
72,590	Fevertree Drinks Plc	3,509,380
6,564,594	Firstgroup Plc *	7,576,734
363,350	Galliford Try Plc	4,582,327
5,996,209	GlaxoSmithKline Plc	121,440,441
117,113	Halfords Group Plc	500,771
17,200	HSBC Holdings Plc Sponsored ADR	756,972
294,196	Hunting Plc *	3,186,743
1,148,371	IG Group Holdings Plc	13,484,914
911,779	Inchcape Plc	8,190,951
2,271,486	Indivior Plc *	7,986,030
32,426	Intermediate Capital Group Plc	442,075
1,996,658	Legal & General Group Plc	6,598,236
356,328	National Express Group Plc	1,832,059
171,024	Next Plc	12,210,935
419,548	Nomad Foods Ltd *	8,747,576
2,029,114	Persimmon Plc	64,194,967
744,267	Plus500 Ltd	14,869,036
218,521	QinetiQ Group Plc	769,520
1,044,964	Royal Mail Plc	6,076,692
61,871	Savills Plc	642,460
171,300	Spectris Plc	5,237,020
39,179	TUI AG	723,181
313,257	Vesuvius Plc	2,523,667
806,134	William Hill Plc	2,693,416

	Total United Kingdom	620,195,645

	TOTAL COMMON STOCKS (COST $3,746,997,683)	3,921,139,422

	PREFERRED STOCKS (b) — 0.6%

	Germany — 0.6%
12,419	Bayerische Motoren Werke AG	1,041,423
143,742	Jungheinrich AG	5,183,491
115,318	Volkswagen AG	18,850,775

	Total Germany	25,075,689

	TOTAL PREFERRED STOCKS (COST $22,817,543)	25,075,689

See accompanying notes to the financial statements.	27

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 0.6%

	United States — 0.6%
	Affiliated Issuers — 0.6%
894,473	GMO U.S. Treasury Fund	22,343,940

	TOTAL MUTUAL FUNDS (COST $22,343,940)	22,343,940

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Fund — 0.2%
9,905,611	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (c)	9,905,611

	TOTAL SHORT-TERM INVESTMENTS (COST $9,905,611)	9,905,611

	TOTAL INVESTMENTS — 99.7% (Cost $3,802,064,777)	3,978,464,662
	Other Assets and Liabilities (net) — 0.3%	11,536,457

	TOTAL NET ASSETS — 100.0%	$3,990,001,119

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
124	Mini MSCI EAFE	September 2018	$12,144,560	$(323,533)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

28	See accompanying notes to the financial statements.

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	93.6%
Mutual Funds	2.5
Preferred Stocks	1.5
Short-Term Investments	0.4
Futures Contracts	0.0 ^
Other	2.0

100.0%

Country Summary¤	% of Investments
Japan	27.1%
United Kingdom	16.0
Germany	9.9
France	8.8
Hong Kong	5.8
Switzerland	5.6
Italy	4.2
Sweden	4.0
Netherlands	3.7
Australia	3.5
United States	2.5
Other Developed	2.3 ‡
Austria	1.9
Finland	1.8
European Union	1.5
Denmark	1.4

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	13.2%
Pharmaceuticals, Biotechnology & Life Sciences	12.8
Materials	12.2
Automobiles & Components	8.0
Banks	7.2
Food, Beverage & Tobacco	7.0
Consumer Durables & Apparel	6.8
Technology Hardware & Equipment	5.9
Diversified Financials	5.4
Real Estate	4.6
Insurance	3.6
Energy	2.8
Transportation	2.5
Telecommunication Services	2.3
Household & Personal Products	2.0
Semiconductors & Semiconductor Equipment	1.7
Software & Services	1.0
Consumer Services	0.3
Utilities	0.3
Commercial & Professional Services	0.2
Retailing	0.2
Media	0.0 ^

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

29

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.6%

	Australia — 3.5%
6,941	Caltex Australia Ltd	150,830
7,780	Downer EDI Ltd	43,282
5,949	Fairfax Media Ltd	3,780
3,637	Macquarie Group Ltd	340,180
6,387	Mineral Resources Ltd	69,573
3,309	Westpac Banking Corp	67,960

	Total Australia	675,605

	Austria — 1.9%
6,976	OMV AG	369,846
85	voestalpine AG	3,821

	Total Austria	373,667

	Belgium — 0.0%
361	bpost SA	5,471

	Denmark — 1.4%
1,500	Novo Nordisk A/S Sponsored ADR	73,755
3,969	Novo Nordisk A/S – Class B	195,379

	Total Denmark	269,134

	Finland — 1.8%
9,138	UPM – Kymmene Oyj	352,494

	France — 8.7%
4,915	AXA SA	123,862
7,464	BNP Paribas SA	439,428
548	Christian Dior SE	236,437
1,526	L’Oreal SA	365,333
800	Sanofi ADR	34,280
818	SCOR SE	33,068
4,240	Societe Generale SA	173,616
13,100	STMicroelectronics NV – NY Shares	271,039
1,016	STMicroelectronics NV	20,963

	Total France	1,698,026

	Germany — 8.3%
2,383	Allianz SE (Registered)	507,917
4,392	Bayerische Motoren Werke AG	425,175
3,686	Daimler AG (Registered Shares)	238,375
11,919	Deutsche Lufthansa AG (Registered)	311,414
773	Volkswagen AG	124,429

	Total Germany	1,607,310

	Hong Kong — 5.8%
6,000	BOC Hong Kong Holdings Ltd	29,303
54,000	SJM Holdings Ltd	61,139
257,000	WH Group Ltd	194,094
62,000	Wharf Holdings Ltd (The)	177,057

Shares	Description	Value ($)
	Hong Kong — continued
61,000	Wharf Real Estate Investment Co Ltd	404,725
41,000	Wheelock & Co Ltd	257,443

	Total Hong Kong	1,123,761

	Ireland — 0.6%
800	ICON Plc *	119,216

	Israel — 0.0%
400	Teva Pharmaceutical Industries Ltd Sponsored ADR *	9,164

	Italy — 4.2%
293	ASTM SPA	5,980
10,069	Enel SPA	49,781
5,405	EXOR NV	351,698
23,500	Fiat Chrysler Automobiles NV *	402,085

	Total Italy	809,544

	Japan — 26.9%
29,100	Asahi Kasei Corp	426,418
11,300	Brother Industries Ltd	231,812
7,100	Canon Inc	227,815
26,000	Fujitsu Ltd	190,107
60,000	Hitachi Ltd	391,654
1,500	House Foods Group Inc	44,471
26,600	ITOCHU Corp	464,804
2,280	K’s Holdings Corp	27,599
55,800	Marubeni Corp	457,195
44,200	Mitsubishi Chemical Holdings Corp	396,021
20,400	Mitsubishi Electric Corp	275,389
6,200	Mitsubishi Gas Chemical Co Inc	128,885
9,700	Nippon Telegraph & Telephone Corp	431,562
2,300	Nisshinbo Holdings Inc	25,789
6,600	Otsuka Holdings Co Ltd	309,639
1,300	Rohto Pharmaceutical Co Ltd	41,530
18,900	Sekisui Chemical Co Ltd	328,334
63,300	Sojitz Corp	220,276
38,000	Sumitomo Chemical Co Ltd	215,681
100	Tokyo Electron Ltd	17,025
10,700	Toyota Tsusho Corp	364,524

	Total Japan	5,216,530

	Malta — 0.0%
15,998,662	BGP Holdings Plc * (a)	—

	Netherlands — 3.7%
3,162	Heineken Holding NV	301,697
30,187	ING Groep NV	410,054

	Total Netherlands	711,751

30	See accompanying notes to the financial statements.

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Norway — 0.9%
8,883	DNB ASA	180,591

	Singapore — 0.7%
800	DBS Group Holdings Ltd	14,543
9,100	Venture Corp Ltd	120,141

	Total Singapore	134,684

	Sweden — 3.9%
1,171	Epiroc AB – Class A *	12,164
24,826	Svenska Cellulosa AB SCA – Class B	289,005
749	Swedish Match AB	40,041
24,348	Volvo AB – B Shares	419,440

	Total Sweden	760,650

	Switzerland — 5.5%
16	Bucher Industries AG (Registered)	5,606
152	Georg Fischer AG (Registered)	198,953
1,762	Roche Holding AG	436,894
272	Roche Holding AG	68,197
2,414	Sika AG (Registered)	357,528

	Total Switzerland	1,067,178

	United Kingdom — 15.8%
20,589	3i Group Plc	239,742
7,242	AstraZeneca Plc	546,581
6,485	Berkeley Group Holdings Plc (The)	306,748
10,459	British American Tobacco Plc	505,768
2,036	Coca-Cola HBC AG *	69,713
11,507	Electrocomponents Plc	110,916
8,042	Ferrexpo Plc	16,234
26,239	GlaxoSmithKline Plc	531,415
400	HSBC Holdings Plc Sponsored ADR	17,604
3,673	IG Group Holdings Plc	43,131
6,300	Nomad Foods Ltd *	131,355
12,143	Persimmon Plc	384,167
1,307	Plus500 Ltd	26,111
24,773	Royal Mail Plc	144,060

	Total United Kingdom	3,073,545

	TOTAL COMMON STOCKS (COST $17,298,023)	18,188,321

Shares	Description	Value ($)
	PREFERRED STOCKS (b) — 1.5%

	Germany — 1.5%
4,657	Porsche Automobil Holding SE	294,645

	TOTAL PREFERRED STOCKS (COST $214,775)	294,645

	MUTUAL FUNDS — 2.5%

	United States — 2.5%
	Affiliated Issuers — 2.5%
19,124	GMO U.S. Treasury Fund	477,713

	TOTAL MUTUAL FUNDS (COST $477,713)	477,713

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Fund — 0.4%
69,503	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (c)	69,503

	Total Money Market Funds	69,503

	TOTAL SHORT-TERM INVESTMENTS (COST $69,503)	69,503

	TOTAL INVESTMENTS — 98.0% (Cost $18,060,014)	19,030,182
	Other Assets and Liabilities (net) — 2.0%	394,742

	TOTAL NET ASSETS — 100.0%	$19,424,924

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
3	Mini MSCI EAFE	September 2018	$293,820	$218

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	31

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

32	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.1%
Short-Term Investments	1.4
Mutual Funds	0.7
Other	(0.2)

100.0%

Country Summary¤	% of Investments
United States	83.4%
United Kingdom	6.9
Switzerland	5.7
Taiwan	2.2
Germany	1.8

100.0%

Industry Group Summary	% of Equity Investments#
Software & Services	29.5%
Health Care Equipment & Services	13.2
Technology Hardware & Equipment	9.9
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Semiconductors & Semiconductor Equipment	6.8
Food, Beverage & Tobacco	6.5
Banks	5.4
Capital Goods	5.0
Household & Personal Products	4.7
Food & Staples Retailing	3.2
Retailing	3.0
Diversified Financials	2.6
Consumer Services	0.4
Consumer Durables & Apparel	0.1

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

33

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.1%

	Banks — 5.3%
3,368,046	US Bancorp	182,244,969
3,338,662	Wells Fargo & Co.	195,244,954

	Total Banks	377,489,923

	Capital Goods — 4.9%
562,653	3M Co.	118,674,771
514,294	Honeywell International, Inc.	81,803,603
1,156,887	United Technologies Corp.	152,362,018

	Total Capital Goods	352,840,392

	Consumer Durables & Apparel — 0.1%
81,910	VF Corp.	7,546,368

	Consumer Services — 0.4%
1,446,577	Compass Group Plc	31,146,619

	Diversified Financials — 2.5%
1,720,146	American Express Co.	182,301,073

	Food & Staples Retailing — 3.1%
951,973	Costco Wholesale Corp.	221,933,465

	Food, Beverage & Tobacco — 6.4%
2,564,579	British American Tobacco Plc	124,015,994
2,439,355	Coca-Cola Co. (The)	108,722,052
1,394,849	Nestle SA (Registered)	116,926,101
278,567	PepsiCo, Inc.	31,202,290
975,007	Philip Morris International, Inc.	75,943,295

	Total Food, Beverage & Tobacco	456,809,732

	Health Care Equipment & Services — 13.0%
1,458,247	Abbott Laboratories	97,469,229
690,520	Anthem, Inc.	182,801,360
361,600	Becton Dickinson and Co.	94,692,192
2,337,670	Medtronic Plc	225,374,765
293,016	Stryker Corp.	49,645,701
1,036,803	UnitedHealth Group, Inc.	278,340,133

	Total Health Care Equipment & Services	928,323,380

	Household & Personal Products — 4.6%
1,729,340	Reckitt Benckiser Group Plc	147,309,007
3,231,325	Unilever Plc	184,136,192

	Total Household & Personal Products	331,445,199

	Pharmaceuticals, Biotechnology & Life Sciences — 9.5%
1,675,508	Johnson & Johnson	225,674,173
2,149,241	Merck & Co., Inc.	147,416,440
1,493,136	Novartis AG (Registered)	123,873,714

Shares/ Par Value†	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
471,912	Pfizer, Inc.	19,593,786
664,540	Roche Holding AG	164,775,064

	Total Pharmaceuticals, Biotechnology & Life Sciences	681,333,177

	Retailing — 3.0%
1,921,050	TJX Cos, Inc. (The)	211,257,869

	Semiconductors & Semiconductor Equipment — 6.7%
2,878,210	QUALCOMM, Inc.	197,761,809
18,359,790	Taiwan Semiconductor Manufacturing Co Ltd	153,830,965
1,131,581	Texas Instruments, Inc.	127,189,705

	Total Semiconductors & Semiconductor Equipment	478,782,479

	Software & Services — 28.9%
1,413,062	Accenture Plc – Class A	238,906,392
176,055	Alphabet, Inc. – Class A *	216,864,549
201,923	Alphabet, Inc. – Class C *	245,980,580
2,171,758	Cognizant Technology Solutions Corp. – Class A	170,330,980
635,972	Facebook, Inc. – Class A *	111,759,360
349,852	Mastercard, Inc. – Class A	75,414,097
3,634,015	Microsoft Corp.	408,208,905
7,189,545	Oracle Corp.	349,268,096
1,072,629	SAP SE	128,766,730
873,139	Teradata Corp. *	36,209,074
625,808	Visa, Inc. – Class A	91,924,937

	Total Software & Services	2,073,633,700

	Technology Hardware & Equipment — 9.7%
528,265	Amphenol Corp. – Class A	49,963,304
2,011,290	Apple, Inc.	457,829,943
3,999,564	Cisco Systems, Inc.	191,059,172

	Total Technology Hardware & Equipment	698,852,419

	TOTAL COMMON STOCKS (COST $4,527,040,959)	7,033,695,795

	MUTUAL FUNDS — 0.7%

	Affiliated Issuers — 0.7%
2,045,410	GMO U.S. Treasury Fund	51,094,345

	TOTAL MUTUAL FUNDS (COST $51,089,904)	51,094,345

34	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares/ Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.4%

	Money Market Funds — 0.2%
13,188,942	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (a)	13,188,942

	U.S. Government — 1.2%
5,000,000	U.S. Treasury Bill, 2.01%, due 11/29/18 (b)	4,975,365
63,000,000	U.S. Treasury Bill, 2.05%, due 12/20/18 (b)	62,610,052
22,000,000	U.S. Treasury Bill, 2.21%, due 02/21/19 (b)	21,770,925

	TOTAL U.S. GOVERNMENT (COST $89,349,096)	89,356,342

	TOTAL SHORT-TERM INVESTMENTS (COST $102,538,038)	102,545,284

	TOTAL INVESTMENTS — 100.2% (Cost $4,680,668,901)	7,187,335,424
	Other Assets and Liabilities (net) — (0.2%)	(16,543,271)

	TOTAL NET ASSETS — 100.0%	$7,170,792,153

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2018.

(b)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

See accompanying notes to the financial statements.	35

GMO Resources Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	88.7%
Preferred Stocks	8.5
Mutual Funds	2.4
Short-Term Investments	0.2
Rights/Warrants	0.0 ^
Other	0.2

100.0%

Country Summary¤	% of Investments
United States	16.3%
Russia	14.2
United Kingdom	13.8
Norway	8.1
Japan	5.4
Australia	4.7
France	4.6
Other Emerging	4.5 †
Brazil	4.4
Other Developed	3.3 ‡
Chile	3.2
Israel	2.5
China	2.3
Sweden	2.3
Thailand	2.2
Denmark	2.0
Poland	1.9
Spain	1.8
South Africa	1.5
Argentina	1.0

100.0%

Industry Group Summary	% of Equity Investments#
Energy	39.0%
Industrial Metals	38.6
Agriculture	18.7
Water	3.7

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

36

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 88.7%

	Argentina — 1.0%
578,300	Adecoagro SA *	4,632,183

	Australia — 4.6%
1,047,536	Ausdrill Ltd	1,218,337
233,874	Beach Energy Ltd	326,905
424,574	Mineral Resources Ltd	4,624,837
157,262	Nufarm Ltd	774,233
244,343	OZ Minerals Ltd	1,588,679
794,939	Sandfire Resources NL	4,053,507
2,245,927	South32 Ltd	5,617,359
94,962	Woodside Petroleum Ltd	2,519,356

	Total Australia	20,723,213

	Austria — 0.7%
57,249	OMV AG	3,035,169

	Brazil — 1.0%
342,400	Cosan SA Industria e Comercio	2,925,418
302,357	Sao Martinho SA	1,406,709

	Total Brazil	4,332,127

	Canada — 0.9%
86,500	Canadian Solar Inc *	1,242,140
21,531	Nutrien Ltd	1,219,300
30,140	Nutrien Ltd	1,693,845

	Total Canada	4,155,285

	China — 2.3%
2,222,000	China High Speed Transmission Equipment Group Co Ltd	2,471,768
1,535,000	China Singyes Solar Technologies Holdings Ltd	485,260
1,071,914	Inner Mongolia Eerduosi Resourses Co Ltd – Class A	1,359,382
1,297,100	Shenzhen Zhongjin Lingnan Nonfemet Co Ltd	878,082
3,284,200	Xinjiang Goldwind Science & Technology Co Ltd – Class H	3,519,313
5,062,000	Xinyi Solar Holdings Ltd	1,509,831

	Total China	10,223,636

	Colombia — 0.8%
3,125,056	Ecopetrol SA	3,508,590

	Denmark — 2.0%
129,074	Vestas Wind Systems A/S	9,053,042

	Finland — 0.2%
49,394	Kemira Oyj	654,902

	France — 4.6%
218,120	Suez	3,156,851

Shares	Description	Value ($)
	France — continued
181,580	TOTAL SA	11,386,484
177,406	Veolia Environnement SA	3,737,085
33,592	Vilmorin & Cie SA	2,330,489

	Total France	20,610,909

	Germany — 0.7%
55,676	CropEnergies AG	298,205
34,359	K+S AG (Registered)	781,606
69,356	Nordex SE *	718,295
370,435	PNE Wind AG	1,218,910
32,938	Senvion SA *	268,570

	Total Germany	3,285,586

	Hungary — 0.6%
247,117	MOL Hungarian Oil & Gas Plc	2,521,762

	India — 0.5%
954,634	Oil & Natural Gas Corp Ltd *	2,422,556

	Israel — 2.5%
1,132,173	Israel Chemicals Ltd	6,615,459
12,847	Israel Corp Ltd (The)	3,865,254
12,876	Jerusalem Oil Exploration *	720,476

	Total Israel	11,201,189

	Italy — 0.4%
325,959	Saipem SPA *	1,743,179

	Japan — 5.4%
98,200	Ebara Corp	3,356,002
289,600	Hitachi Zosen Corp	1,245,289
145,600	Kubota Corp	2,275,826
106,400	Kumiai Chemical Industry Co Ltd	906,896
24,900	Kurita Water Industries Ltd	739,101
232,300	Mitsubishi Materials Corp	6,281,410
29,300	Modec Inc	886,757
37,700	Nittetsu Mining Co Ltd	1,736,064
14,400	Organo Corp	405,871
76,300	Shinko Plantech Co Ltd	714,028
235,800	Sumitomo Forestry Co Ltd	3,808,776
127,200	Takuma Co Ltd	1,567,084

	Total Japan	23,923,104

	Netherlands — 0.3%
62,531	SBM Offshore NV	1,011,686
19,601	SIF Holding NV	385,942

	Total Netherlands	1,397,628

	Norway — 8.1%
560,801	Austevoll Seafood ASA	7,379,260
48,908	Bakkafrost P/F	2,790,176

See accompanying notes to the financial statements.	37

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Norway — continued
187,275	BW Offshore Ltd *	1,335,600
250,243	Equinor ASA	6,418,784
182,713	Grieg Seafood ASA	2,102,043
72,515	Marine Harvest ASA	1,566,157
131,624	Ocean Yield ASA	1,001,874
178,032	Odfjell Drilling Ltd *	791,828
84,843	Salmar ASA	4,084,866
202,347	Subsea 7 SA	2,750,977
24,260	TGS NOPEC Geophysical Co ASA	920,053
109,802	Yara International ASA	5,052,354

	Total Norway	36,193,972

	Pakistan — 0.8%
2,562,500	Engro Fertilizers Ltd	1,630,501
559,500	Fauji Fertilizer Co Ltd	440,958
46,120	Millat Tractors Ltd	466,025
798,400	Oil & Gas Development Co Ltd	977,683

	Total Pakistan	3,515,167

	Poland — 1.9%
268,834	KGHM Polska Miedz SA *	6,577,089
1,228,635	Polskie Gornictwo Naftowe i Gazownictwo SA	1,924,753

	Total Poland	8,501,842

	Qatar — 0.1%
93,117	Gulf International Services QSC *	443,339

	Russia — 12.2%
1,636,830	Gazprom Neft PJSC	8,150,798
161,479	LUKOIL PJSC Sponsored ADR	11,158,619
581,535	MMC Norilsk Nickel PJSC ADR	9,650,780
31,880	Novatek PJSC Sponsered GDR (Registered)	5,331,163
315,037	PhosAgro PJSC GDR (Registered)	4,174,453
575,419	Ros Agro Plc GDR (Registered)	5,889,651
610,322	Rosneft PJSC GDR (Registered)	3,887,373
82,111	Tatneft PJSC Sponsored ADR	5,693,223
98,620	TMK PJSC GDR (Registered)	415,327

	Total Russia	54,351,387

	Singapore — 0.1%
3,529,686	Ezion Holdings Ltd *	190,370
2,725,600	Ezra Holdings Ltd * (a)	—

	Total Singapore	190,370

	South Africa — 1.5%
179,383	African Rainbow Minerals Ltd	1,536,506
135,497	Sasol Ltd	5,307,327

	Total South Africa	6,843,833

Shares	Description	Value ($)
	South Korea — 0.8%
8,464	Korea Zinc Co Ltd	3,081,540
647	Young Poong Corp	421,936

	Total South Korea	3,503,476

	Spain — 1.8%
60,768	Fomento de Construcciones y Contratas SA *	849,210
335,203	Repsol SA	6,446,919
17,785	Tecnicas Reunidas SA	601,500

	Total Spain	7,897,629

	Sweden — 2.2%
235,989	Boliden AB	6,179,788
65,762	Holmen AB – B Shares	1,692,805
180,547	Svenska Cellulosa AB SCA – Class B	2,101,786

	Total Sweden	9,974,379

	Switzerland — 0.1%
436	Gurit Holding AG	371,751

	Thailand — 2.2%
2,153,900	Esso Thailand Pcl (Foreign Registered)	1,039,930
703,164	PTT Exploration & Production Pcl (Foreign Registered)	3,063,704
3,559,010	PTT Pcl (Foreign Registered)	5,714,140

	Total Thailand	9,817,774

	Turkey — 0.2%
911,938	Koza Anadolu Metal Madencilik Isletmeleri AS *	801,467
29,469	Turk Traktor ve Ziraat Makineleri AS	204,434

	Total Turkey	1,005,901

	Ukraine — 0.7%
230,957	Kernel Holding SA	3,079,756

	United Kingdom — 13.7%
794,687	Anglo American Plc	15,958,244
64,659	Antofagasta Plc	677,304
627,931	BHP Billiton Plc	13,434,298
347,921	BP Plc	2,477,602
180,807	Central Asia Metals Plc	503,622
1,573,441	EnQuest Plc *	881,038
313,844	Glencore Plc *	1,278,623
85,178	John Wood Group Plc	793,668
290,453	Petrofac Ltd	2,476,857
199,668	Polypipe Group Plc	959,409
528,296	Premier Oil Plc *	850,338
425,613	Rio Tinto Plc	20,213,373
25,528	Royal Dutch Shell Plc A Shares (London)	830,524

	Total United Kingdom	61,334,900

38	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United States — 13.8%
22,200	AGCO Corp.	1,324,452
74,600	Albemarle Corp.	7,125,792
33,300	American Vanguard Corp.	729,270
34,000	C&J Energy Services, Inc. *	712,300
270,902	Chesapeake Energy Corp. *	1,200,096
16,800	Deere & Co.	2,415,840
438,508	Denbury Resources, Inc. *	2,442,489
145,584	Ensco Plc – Class A	995,795
92,900	First Solar, Inc. *	4,838,232
1,700,354	Freeport-McMoRan, Inc.	23,889,974
23,100	Mosaic Co. (The)	722,337
118,500	Noble Corp Plc *	722,850
98,600	Renewable Energy Group, Inc. *	2,657,270
27,600	Rexnord Corp. *	801,228
98,300	Rowan Cos Plc – Class A *	1,380,132
204,555	SolarEdge Technologies, Inc. *	9,808,412

	Total United States	61,766,469

	TOTAL COMMON STOCKS (COST $347,182,776)	396,216,005

	PREFERRED STOCKS (b) — 8.5%

	Brazil — 3.4%
1,986,899	Bradespar SA	15,156,258

	Chile — 3.1%
328,912	Sociedad Quimica y Minera de Chile SA Sponsored ADR	14,014,940

	Russia — 2.0%
58,073	Bashneft PJSC	1,455,728
8,633,884	Surgutneftegas OJSC	4,791,590
357,301	Tatneft PJSC	2,786,876

	Total Russia	9,034,194

	TOTAL PREFERRED STOCKS (COST $28,876,553)	38,205,392

	RIGHTS/WARRANTS — 0.0%

	Australia — 0.0%
491,800	Ausdrill Ltd, Expires 09/05/18	51,265

	Singapore — 0.0%
2,117,812	Ezion Holdings Ltd, Expires 04/16/23 * (c)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	51,265

Shares	Description	Value ($)
	MUTUAL FUNDS — 2.4%

	United States — 2.4%
	Affiliated Issuers — 2.4%
425,964	GMO U.S. Treasury Fund	10,640,570

	TOTAL MUTUAL FUNDS (COST $10,638,444)	10,640,570

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Fund — 0.2%
751,939	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (d)	751,939

	TOTAL SHORT-TERM INVESTMENTS (COST $751,939)	751,939

	TOTAL INVESTMENTS — 99.8% (Cost $387,449,712)	445,865,171
	Other Assets and Liabilities (net) — 0.2%	1,068,606

	TOTAL NET ASSETS — 100.0%	$446,933,777

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	Investment valued using significant unobservable inputs (Note 2).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

See accompanying notes to the financial statements.	39

GMO Risk Premium Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Short-Term Investments	53.9%
Debt Obligations	46.4
Written Options	(0.6)
Other	0.3

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

40

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 46.4%

	U.S. Government — 39.0%
85,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.12%, due 04/30/20 (a)	85,012,417
91,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.13%, due 07/31/20	90,989,568
25,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.14%, due 10/31/19	25,015,426

	Total U.S. Government	201,017,411

	U.S. Government Agency — 7.4%
8,000,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR - 0.11%, 1.96%, due 04/22/19	7,998,917
10,000,000	Federal Home Loan Banks, Variable Rate 3 mo. USD LIBOR - 0.16%, 2.17%, due 06/12/19	10,005,357
20,000,000	Federal Home Loan Banks, Variable Rate 3 mo. USD LIBOR - 0.24%, 2.10%, due 04/13/20	19,987,531

	Total U.S. Government Agency	37,991,805

	TOTAL DEBT OBLIGATIONS (COST $238,978,475)	239,009,216

	SHORT-TERM INVESTMENTS — 53.9%

	Money Market Funds — 0.4%
1,731,761	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (b)	1,731,761

	Total Money Market Funds	1,731,761

Par Value†	Description	Value ($)
	U.S. Government — 53.5%
4,800,000	U.S. Treasury Bill, 1.96%, due 11/15/18 (c)	4,780,464
1,500,000	U.S. Treasury Bill, 1.99%, due 11/23/18 (c)	1,493,150
47,400,000	U.S. Treasury Bill, 2.05%, due 12/20/18 (a) (c)	47,106,611
45,950,000	U.S. Treasury Note, 1.25%, due 12/31/18	45,813,210
62,350,000	U.S. Treasury Note, 1.25%, due 01/31/19 (a)	62,096,703
70,000,000	U.S. Treasury Note, 1.38%, due 02/28/19	69,693,750
45,000,000	U.S. Treasury Note, 1.00%, due 03/15/19	44,702,930

	Total U.S. Government	275,686,818

	TOTAL SHORT-TERM INVESTMENTS (COST $277,442,192)	277,418,579

	TOTAL INVESTMENTS — 100.3% (Cost $516,420,667)	516,427,795
	Other Assets and Liabilities (net) — (0.3%)	(1,429,836)

	TOTAL NET ASSETS — 100.0%	$514,997,959

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Written Options - Puts

Index Options

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
FTSE 100 Index	MSLC	7,550.00	09/21/18	536	GBP	39,837,771	(1,005,641)
FTSE 100 Index	MSLC	7,575.00	09/21/18	169	GBP	12,560,790	(386,687)
FTSE 100 Index	MSLC	7,600.00	09/21/18	97	GBP	7,209,447	(247,252)
S&P 500 Index	MSLC	2,900.00	09/07/18	743	USD	215,582,936	(891,600)
S&P 500 Index	MSLC	2,895.00	09/04/18	378	USD	109,677,456	(105,840)
S&P 500 Index	MSLC	2,915.00	09/05/18	371	USD	107,646,392	(534,240)

			TOTAL INDEX OPTIONS - PUTS (Premiums $4,083,175)				(3,171,260)

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	41

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Notes to Schedule of Investments:

The rates shown on variable rate notes are the current interest rates at August 31, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2018.

(c)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

42	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.6%
Preferred Stocks	2.0
Mutual Funds	1.9
Short-Term Investments	0.2
Rights/Warrants	0.0	^
Futures Contracts	0.0	^
Other	0.3

	100.0%

Country Summary¤	% of Investments
Japan	24.3%
United Kingdom	14.2
Germany	9.8
France	7.1
Sweden	5.1
Other Emerging	4.7	†
Italy	4.5
Switzerland	4.5
Australia	3.8
Other Developed	3.6	‡
Hong Kong	3.6
China	3.2
United States	2.2
Canada	1.7
Austria	1.6
South Korea	1.6
Netherlands	1.5
European Union	1.5
Norway	1.4
Colombia	0.1

	100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	13.4%
Materials	11.9
Banks	9.0
Pharmaceuticals, Biotechnology & Life Sciences	8.9
Automobiles & Components	7.7
Food, Beverage & Tobacco	7.2
Technology Hardware & Equipment	4.9
Insurance	4.7
Consumer Durables & Apparel	4.4
Semiconductors & Semiconductor Equipment	4.3
Telecommunication Services	3.8
Energy	3.6
Diversified Financials	3.5
Real Estate	3.1
Transportation	2.1
Household & Personal Products	1.6
Utilities	1.5
Retailing	1.4
Software & Services	1.3
Consumer Services	0.7
Food & Staples Retailing	0.4
Health Care Equipment & Services	0.4
Media	0.1
Commercial & Professional Services	0.1

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

43

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.6%

	Australia — 3.8%
674	Altium Ltd	13,615
25,843	BlueScope Steel Ltd	321,665
9,216	Caltex Australia Ltd	200,266
621	CIMIC Group Ltd	22,025
21,619	Costa Group Holdings Ltd	112,542
3,449	CSL Ltd	565,417
22,500	CSR Ltd	69,755
6,153	Genworth Mortgage Insurance Australia Ltd	11,694
353	LendLease Group	5,206
2,911	Macquarie Group Ltd	272,275
6,658	Mineral Resources Ltd	72,525
6,804	Nine Entertainment Co Holdings Ltd	11,822
19,984	OZ Minerals Ltd	129,933
1,760	Primary Health Care Ltd	3,524
5,908	Sandfire Resources NL	30,126
47,548	South32 Ltd	118,924
2,999	WorleyParsons Ltd	44,346

	Total Australia	2,005,660

	Austria — 1.6%
7,048	OMV AG	373,664
6,409	Raiffeisen Bank International AG	182,443
6,732	voestalpine AG	302,592

	Total Austria	858,699

	Belgium — 0.3%
2,430	Ageas	125,827
4,294	AGFA-Gevaert NV *	18,857
32	UCB SA	2,929

	Total Belgium	147,613

	Brazil — 0.5%
1,600	Banco do Brasil SA	11,824
900	Banco Santander Brasil SA	7,645
3,300	Cia de Saneamento Basico do Estado de Sao Paulo	19,769
33,500	JBS SA	77,312
2,500	Kroton Educacional SA	6,273
5,400	Petrobras Distribuidora SA	26,224
10,182	Vale SA	134,040

	Total Brazil	283,087

	Canada — 1.7%
1,700	Bank of Montreal	139,332
1,400	BRP Inc Sub Voting	73,079
100	Canadian Imperial Bank of Commerce	9,372
100	Canadian Imperial Bank of Commerce	9,368
500	Canfor Corp *	11,529
800	Magna International Inc	43,316
3,100	Magna International Inc	167,772

Shares	Description	Value ($)
	Canada — continued
200	National Bank of Canada	10,009
2,700	Royal Bank of Canada	214,469
200	Royal Bank of Canada	15,904
3,100	Sun Life Financial Inc	123,194
1,000	TFI International Inc	37,119
500	Toronto-Dominion Bank (The)	30,134
100	West Fraser Timber Co Ltd	6,634

	Total Canada	891,231

	China — 3.2%
8,000	Agile Group Holdings Ltd	13,085
249,000	Agricultural Bank of China Ltd – Class H	120,660
2,000	Anhui Conch Cement Co Ltd – Class H	12,201
10,000	ANTA Sports Products Ltd	54,532
300	Baidu Inc Sponsored ADR *	67,944
36,000	Bank of Communications Co Ltd – Class H	26,016
18,000	Beijing Capital International Airport Co Ltd – Class H	19,187
66,000	China CITIC Bank Corp Ltd – Class H	41,236
88,000	China Communications Services Corp Ltd – Class H	72,907
14,000	China Evergrande Group *	50,315
78,200	China National Building Material Co Ltd – Class H	73,275
102,000	China Petroleum & Chemical Corp – Class H	102,631
35,500	China Railway Construction Corp Ltd – Class H	42,945
44,000	China Resources Cement Holdings Ltd	51,455
5,000	China Resources Pharmaceutical Group Ltd	8,001
31,000	China Shenhua Energy Co Ltd – Class H	69,239
234,000	China Telecom Corp Ltd – Class H	110,051
300	China Yuchai International Ltd	6,033
18,000	Chongqing Rural Commercial Bank Co Ltd – Class H	9,709
11,000	Country Garden Holdings Co Ltd	16,399
46,000	Dongfeng Motor Group Co Ltd – Class H	51,422
40,000	Geely Automobile Holdings Ltd	85,163
28,800	Guangzhou R&F Properties Co Ltd – Class H	58,201
7,000	Haier Electronics Group Co Ltd *	18,255
20,000	Harbin Electric Co Ltd – Class H	6,292
20,000	Huabao International Holdings Ltd	11,785
18,000	Kingboard Holdings Ltd	64,078
18,000	Kingboard Laminates Holdings Ltd	17,018
18,000	Lee & Man Paper Manufacturing Ltd	17,271
6,000	Lonking Holdings Ltd	2,066
13,000	People’s Insurance Co Group of China Ltd (The) – Class H	5,639
80,000	Postal Savings Bank of China Co Ltd – Class H	47,154
14,100	Shanghai Pharmaceuticals Holding Co Ltd – Class H	37,038
16,000	Shenzhen Expressway Co Ltd – Class H	15,524
32,000	Shimao Property Holdings Ltd	95,564
28,500	Sino Biopharmaceutical Ltd	36,121
23,000	Sinopec Engineering Group Co Ltd – Class H	23,985
5,500	Sinotruk Hong Kong Ltd	8,214

44	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	China — continued
34,000	TravelSky Technology Ltd – Class H	87,302
31,000	Weichai Power Co Ltd – Class H	32,877

	Total China	1,688,790

	Colombia — 0.1%
2,700	Ecopetrol SA Sponsored ADR	61,020

	Denmark — 0.5%
700	Novo Nordisk A/S Sponsored ADR	34,419
3,210	Novo Nordisk A/S – Class B	158,016
592	Royal Unibrew A/S	51,017

	Total Denmark	243,452

	Finland — 0.9%
12,720	UPM-Kymmene Oyj	490,667

	France — 7.2%
9,407	Air France-KLM *	90,311
3,723	AXA SA	93,823
4,352	BNP Paribas SA	256,215
1,342	Christian Dior SE	579,012
411	Cie Generale des Etablissements Michelin	48,645
1,101	CNP Assurances	25,447
2,933	Derichebourg SA	16,426
665	Jacquet Metal Service	19,430
2,455	L’Oreal SA	587,742
19	LVMH Moet Hennessy Louis Vuitton SE	6,661
8,643	Peugeot SA	238,152
4,232	Renault SA	365,522
4,442	Sanofi	381,449
1,000	Sanofi ADR	42,850
9,700	STMicroelectronics NV – NY Shares	200,693
38,588	STMicroelectronics NV	796,170
195	TOTAL SA	12,228

	Total France	3,760,776

	Germany — 8.7%
5,768	Allianz SE (Registered)	1,229,402
192	BASF SE	17,742
6,964	Bayer AG (Registered)	649,910
6,555	Bayerische Motoren Werke AG	634,568
787	Covestro AG	67,006
3,568	Daimler AG (Registered Shares)	230,744
29,200	Deutsche Lufthansa AG (Registered)	762,925
5,282	Duerr AG	243,366
806	Elmos Semiconductor AG	20,820
3,652	Freenet AG	97,100
174	Hannover Rueck SE	23,896
131	Henkel AG & Co KGaA	14,618
160	Isra Vision AG	11,135
3,945	Leoni AG	170,201

Shares	Description	Value ($)
	Germany — continued
543	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	116,981
591	Siltronic AG	85,677
125	Uniper SE	3,820
873	Volkswagen AG	140,526
1,594	Wacker Neuson SE	44,069

	Total Germany	4,564,506

	Greece — 0.0%
559	Mytilineos Holdings SA	5,595

	Hong Kong — 3.7%
84,000	BOC Hong Kong Holdings Ltd	410,239
11,200	Dah Sing Banking Group Ltd	23,101
8,000	Kerry Properties Ltd	30,339
43,000	Link (REIT)	428,595
2,000	Minth Group Ltd	8,202
624,000	WH Group Ltd	471,263
43,000	Wharf Holdings Ltd (The)	122,797
43,000	Wharf Real Estate Investment Co Ltd	285,298
22,000	Wheelock & Co Ltd	138,140

	Total Hong Kong	1,917,974

	Hungary — 0.2%
2,708	MOL Hungarian Oil & Gas Plc	27,634
900	OTP Bank Plc	33,112
1,681	Richter Gedeon Nyrt	33,009

	Total Hungary	93,755

	India — 0.8%
388	Bata India Ltd	5,933
589	Cadila Healthcare Ltd	3,360
5,291	Firstsource Solutions Ltd	5,626
6,013	HCL Technologies Ltd	88,588
538	Hero MotoCorp Ltd	24,754
11,445	Hindalco Industries Ltd	38,520
980	Hindustan Petroleum Corp Ltd	3,517
512	Indiabulls Housing Finance Ltd	9,112
1,056	Indian Oil Corp Ltd	2,323
1,126	Just Dial Ltd *	8,880
2,139	Karnataka Bank Ltd (The)	3,606
1,182	Mahindra & Mahindra Ltd	16,109
537	Maruti Suzuki India Ltd	68,974
139	Merck Ltd	6,865
517	NIIT Technologies Ltd	10,274
3,486	NMDC Ltd	5,483
2,833	PTC India Ltd	3,350
1,398	Reliance Industries Ltd	24,461
3,365	Rural Electrification Corp Ltd	5,693
4,026	Syndicate Bank *	2,284
3,907	Tech Mahindra Ltd	42,223

See accompanying notes to the financial statements.	45

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	India — continued
469	UPL Ltd	4,724
7,571	Vedanta Ltd	24,439
2,526	Wipro Ltd	10,700
700	Yes Bank Ltd	3,394
1,066	Zee Entertainment Enterprises Ltd	7,524

	Total India	430,716

	Ireland — 0.5%
6,190	Smurfit Kappa Group Plc	252,797

	Italy — 4.6%
11,005	Arnoldo Mondadori Editore SPA *	16,819
429	Datalogic SPA	16,007
139	El.En. SPA	4,480
130,904	Enel SPA	647,181
9,589	EXOR NV	623,948
43,100	Fiat Chrysler Automobiles NV *	737,441
12,706	Fiat Chrysler Automobiles NV *	215,110
1,145	Poste Italiane SPA	8,820
391	Prima Industrie SPA	14,707
12,969	Societa Cattolica di Assicurazioni SC	105,254

	Total Italy	2,389,767

	Japan — 24.7%
600	Acom Co Ltd	2,449
900	Arakawa Chemical Industries Ltd	13,694
5,900	Asahi Group Holdings Ltd	266,428
41,600	Asahi Kasei Corp	609,587
19,600	Astellas Pharma Inc	332,291
22,200	Brother Industries Ltd	455,418
3,500	Canon Inc	112,303
100	Central Japan Railway Co	20,078
1,900	CKD Corp	28,064
200	Dai-ichi Seiko Co Ltd	3,005
1,600	Daito Trust Construction Co Ltd	239,815
1,800	Daiwa House Industry Co Ltd	54,835
1,600	Fancl Corp	82,191
6,000	Fuji Electric Co Ltd	48,332
2,600	Hanwa Co Ltd	87,646
29,800	Haseko Corp	386,055
150,000	Hitachi Ltd	979,135
300	Horiba Ltd	18,577
400	House Foods Group Inc	11,859
2,500	Idemitsu Kosan Co Ltd	126,183
59,600	ITOCHU Corp	1,041,441
1,400	Juki Corp	16,446
11,640	K’s Holdings Corp	140,899
1,400	Kamei Corp	17,413
22,900	KDDI Corp	605,472
500	Keihin Corp	10,507
100	Keyence Corp	56,611

Shares	Description	Value ($)
	Japan — continued
500	Kirin Holdings Co Ltd	12,356
1,100	Kitz Corp	9,636
200	Kose Corp	36,877
500	Mandom Corp	15,019
65,600	Marubeni Corp	537,491
5,300	Medipal Holdings Corp	106,890
107,600	Mitsubishi Chemical Holdings Corp	964,068
11,600	Mitsubishi Corp	330,798
26,700	Mitsubishi Electric Corp	360,436
3,100	Mitsubishi Gas Chemical Co Inc	64,442
300	Modec Inc	9,079
300	Nagase & Co Ltd	5,001
6,600	NET One Systems Co Ltd	152,865
3,400	Nexon Co Ltd *	42,670
2,000	Nichias Corp	25,999
400	Nihon Unisys Ltd	9,765
22,200	Nippon Telegraph & Telephone Corp	987,700
400	Nisshin Oillio Group Ltd (The)	10,814
600	NTT DOCOMO Inc	15,549
400	Pola Orbis Holdings Inc	14,097
7,000	Prima Meat Packers Ltd	34,749
1,200	Rohm Co Ltd	108,416
1,300	Rohto Pharmaceutical Co Ltd	41,530
600	Showa Corp	9,557
3,000	Showa Denko KK	142,491
127,500	Sojitz Corp	443,683
90,000	Sumitomo Chemical Co Ltd	510,823
14,000	Sumitomo Corp	227,024
300	Suntory Beverage & Food Ltd	12,288
220	Suzuken Co Ltd	9,990
500	T-Gaia Corp	13,158
100	TDK Corp	11,216
4,100	Tokyo Electron Ltd	698,024
32,200	Tosoh Corp	505,226
14,900	Toyota Tsusho Corp	507,609
7,660	USS Co Ltd	144,290
400	Yamazaki Baking Co Ltd	7,782

	Total Japan	12,906,142

	Malaysia — 0.0%
7,200	Top Glove Corp Berhad	19,508

	Malta — 0.0%
1,718,063	BGP Holdings Plc * (a)	—

	Mexico — 0.4%
6,400	Arca Continental SAB de CV	39,579
330	Gruma SAB de CV – Class B	4,175
6,300	OHL Mexico SAB de CV	9,493
49,400	Wal-Mart de Mexico SAB de CV	136,782

	Total Mexico	190,029

46	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Netherlands — 1.5%
757	Heineken Holding NV	72,228
54,184	ING Groep NV	736,024

	Total Netherlands	808,252

	New Zealand — 0.0%
5,242	Spark New Zealand Ltd	13,840

	Norway — 1.5%
133	Aker ASA – A Shares	10,420
159	Bakkafrost P/F	9,071
12,050	DNB ASA	244,977
14,481	Equinor ASA	371,441
1,419	Leroy Seafood Group ASA	10,790
228	Salmar ASA	10,977
2,652	SpareBank 1 SR Bank ASA	29,924
706	Storebrand ASA	6,250
5,161	Subsea 7 SA	70,166

	Total Norway	764,016

	Poland — 0.0%
100	KGHM Polska Miedz SA *	2,447

	Portugal — 0.0%
19,283	Sonae SGPS SA	20,514

	Russia — 0.3%
6,717	Gazprom PJSC Sponsored ADR	29,628
72,000	Inter RAO UES PJSC	4,315
398	LUKOIL PJSC Sponsored ADR	27,503
341,000	RusHydro PJSC	3,220
5,791	Sberbank of Russia Sponsored ADR	63,066

	Total Russia	127,732

	Singapore — 0.9%
19,400	DBS Group Holdings Ltd	352,673
6,200	Venture Corp Ltd	81,854
37,400	Yanlord Land Group Ltd	41,443

	Total Singapore	475,970

	South Africa — 0.8%
7,452	Absa Group Ltd	82,420
366	Astral Foods Ltd	6,446
4,867	Barloworld Ltd	41,394
3,080	Bidvest Group Ltd (The)	45,262
2,006	Clicks Group Ltd	27,705
1,413	Imperial Holdings Ltd	19,799
125	Kumba Iron Ore Ltd	2,253
1,232	Liberty Holdings Ltd	9,747
1,988	Mondi Ltd	55,470
25	Naspers Ltd – N Shares	5,551
2,079	Nedbank Group Ltd	39,326

Shares	Description	Value ($)
	South Africa — continued
2,621	Raubex Group Ltd	3,895
6,809	Standard Bank Group Ltd	86,301

	Total South Africa	425,569

	South Korea — 1.3%
47	Chong Kun Dang Pharmaceutical Corp	4,580
41	Coway Co Ltd	3,365
52	DB Insurance Co Ltd	2,990
153	E-MART Inc	29,478
1,864	Hana Financial Group Inc	71,477
128	Hankook Tire Co Ltd	5,364
648	Hanwha Life Insurance Co Ltd	2,823
58	Hyundai Department Store Co Ltd	5,187
625	Hyundai Marine & Fire Insurance Co Ltd	20,880
4,987	Industrial Bank of Korea	66,756
1,518	KB Financial Group Inc	70,186
114	Kia Motors Corp	3,283
47	Korea Investment Holdings Co Ltd	3,008
39	KT&G Corp	3,538
57	LG Corp	3,662
1,060	LG Electronics Inc	73,079
80	LOTTE Himart Co Ltd	5,143
14	Lotte Shopping Co Ltd	2,263
783	Meritz Fire & Marine Insurance Co Ltd	12,836
75	NHN Entertainment Corp *	4,062
1,221	Shinhan Financial Group Co Ltd	47,957
119	Shinsegae Inc	34,694
52	SK Holdings Co Ltd	12,290
1,312	SK Hynix Inc	97,849
1,600	SK Telecom Co Ltd Sponsored ADR	41,616
3,340	Woori Bank *	48,922

	Total South Korea	677,288

	Spain — 0.6%
1,514	Amadeus IT Group SA	140,398
614	Ferrovial SA	13,258
2,769	Grifols SA	81,415
5,669	International Consolidated Airlines Group SA	50,885

	Total Spain	285,956

	Sweden — 5.1%
7,676	Atlas Copco AB – A Shares	218,824
1,915	Atlas Copco AB – B Shares	50,647
1,647	Bufab AB	19,379
10,456	Epiroc AB – Class A *	108,617
909	Epiroc AB – Class B *	8,693
1,492	Kindred Group Plc SDR	18,349
917	Oriflame Holding AG	26,681
32,842	Sandvik AB	574,887
836	SKF AB – B Shares	16,070
27,815	Svenska Cellulosa AB SCA – Class B	323,801

See accompanying notes to the financial statements.	47

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
433	Swedish Orphan Biovitrum AB *	13,799
4,755	Swedish Match AB	254,195
2,991	Volvo AB – A Shares	51,587
58,205	Volvo AB – B Shares	1,002,691

	Total Sweden	2,688,220

	Switzerland — 4.5%
698	ALSO Holding AG (Registered) *	83,066
656	Baloise Holding AG (Registered)	100,815
44	Bell Food Group AG (Registered)	13,672
327	BKW AG	23,195
690	Bobst Group SA (Registered)	59,116
32	Comet Holding AG (Registered) *	3,177
227	Georg Fischer AG (Registered)	297,121
137	Idorsia Ltd *	3,464
2,750	Logitech International SA (Registered)	135,637
6,937	Nestle SA (Registered)	581,508
588	Novartis AG (Registered)	48,782
255	Orior AG	22,550
696	Roche Holding AG – Genusschein	172,576
247	Roche Holding AG	61,929
2,700	Sika AG (Registered)	399,886
322	Swatch Group AG (The) (Registered)	26,074
943	Swiss Life Holding AG (Registered) *	341,567

	Total Switzerland	2,374,135

	Taiwan — 0.8%
8,093	ASE Technology Holding Co Ltd	19,915
4,000	Asustek Computer Inc	34,087
22,428	Chang Hwa Commercial Bank Ltd *	13,955
2,020	Chicony Power Technology Co Ltd	2,907
5,000	Formosa Chemicals & Fibre Corp	20,037
4,000	Formosa Plastics Corp	14,663
2,000	Fubon Financial Holding Co Ltd	3,316
8,000	Gigabyte Technology Co Ltd	13,650
22,200	Hon Hai Precision Industry Co Ltd	58,320
62,000	Inventec Corp	55,648
4,000	Micro-Star International Co Ltd	13,827
4,000	Mitac Holdings Corp *	4,626
5,000	Nan Ya Plastics Corp	13,914
9,000	Novatek Microelectronics Corp	44,130
2,000	Phison Electronics Corp	16,557
9,000	Pou Chen Corp	9,923
7,000	Radiant Opto-Electronics Corp	15,376
11,000	Sunplus Technology Co Ltd	5,018
2,304	Topco Scientific Co Ltd	5,853
2,000	Uni-President Enterprises Corp	5,061
109,000	United Microelectronics Corp	61,786
7,000	Walsin Lihwa Corp	4,953
7,000	Yuanta Financial Holding Co Ltd	3,547

	Total Taiwan	441,069

Shares	Description	Value ($)
	Thailand — 0.3%
10,000	Amata Corp Pcl NVDR	6,511
17,900	GFPT Pcl NVDR	8,096
15,400	Indorama Ventures Pcl NVDR	28,247
6,200	PTT Exploration & Production Pcl NVDR	27,014
2,800	PTT Global Chemical Pcl NVDR	6,998
27,200	PTT Pcl NVDR	43,671
6,600	Supalai Pcl NVDR	4,880
9,200	Thai Airways International Pcl NVDR *	3,682

	Total Thailand	129,099

	Turkey — 0.2%
19,508	KOC Holding AS	44,581
32,221	Turkiye Is Bankasi – Class C	19,620
22,954	Turkiye Sise ve Cam Fabrikalari AS	21,577

	Total Turkey	85,778

	United Kingdom — 14.4%
48,521	3i Group Plc	564,987
2,452	Ashtead Group Plc	75,243
11,366	AstraZeneca Plc	857,835
735	Bellway Plc	27,845
5,601	Berkeley Group Holdings Plc (The)	264,934
861	Bovis Homes Group Plc	12,583
14,691	British American Tobacco Plc	710,416
9,658	Coca-Cola HBC AG *	330,691
13,484	Diageo Plc	471,596
13,532	Electrocomponents Plc	130,435
29,374	Ferrexpo Plc	59,294
223	Fevertree Drinks Plc	10,781
50,198	GlaxoSmithKline Plc	1,016,653
100,290	HSBC Holdings Plc	872,920
8,669	IG Group Holdings Plc	101,797
19,452	Inchcape Plc	174,747
13,143	Legal & General Group Plc	43,433
2,013	Man Group Plc	4,492
1,218	Morgan Sindall Group Plc	23,212
2,013	Next Plc	143,726
2,800	Nomad Foods Ltd *	58,380
22,669	Persimmon Plc	717,178
8,397	Plus500 Ltd	167,756
834	QinetiQ Group Plc	2,937
7,369	Royal Dutch Shell Plc A Shares (London)	239,742
7,428	Royal Mail Plc	43,195
7,290	RPS Group Plc	22,215
295	Spectris Plc	9,019
10,383	Spirent Communications Plc	15,940
100,605	Thomas Cook Group Plc	109,306
13,083	TUI AG	241,491

48	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
1,528	William Hill Plc	5,105

	Total United Kingdom	7,529,884

	TOTAL COMMON STOCKS (COST $35,716,148)	50,051,553

	PREFERRED STOCKS (b) — 2.0%

	Brazil — 0.4%
15,133	Banco Bradesco SA	105,442
7,900	Bradespar SA	60,262
500	Braskem SA – Class A	7,268
7,600	Centrais Eletricas Brasileiras SA – Class B *	33,773
2,700	Cia Energetica de Sao Paulo – Class B	11,070
6,219	Itausa – Investimentos Itau SA	14,642

	Total Brazil	232,457

	Germany — 1.3%
1,142	Bayerische Motoren Werke AG	95,765
133	Henkel AG & Co KGaA	16,976
2,994	Porsche Automobil Holding SE	189,428
2,144	Volkswagen AG	350,475

	Total Germany	652,644

	South Korea — 0.3%
97	Hyundai Motor Co	6,825
263	Hyundai Motor Co 2nd Preference	20,222
142	LG Electronics Inc	3,953
3,850	Samsung Electronics Co Ltd	137,181

	Total South Korea	168,181

	TOTAL PREFERRED STOCKS (COST $753,406)	1,053,282

	RIGHTS/WARRANTS — 0.0%

	Thailand — 0.0%
1,650	Supalai Pcl, Expires 10/19/18 *	1,003

	TOTAL RIGHTS/WARRANTS (COST $0)	1,003

Shares	Description	Value ($)
	MUTUAL FUNDS — 1.9%

	United States — 1.9%
	Affiliated Issuers — 1.9%
40,111	GMO U.S. Treasury Fund	1,001,983

	TOTAL MUTUAL FUNDS (COST $1,001,906)	1,001,983

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Fund — 0.2%
105,298	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (c)	105,298

	TOTAL SHORT-TERM INVESTMENTS (COST $105,298)	105,298

	TOTAL INVESTMENTS — 99.7% (Cost $37,576,758)	52,213,119
	Other Assets and Liabilities (net) — 0.3%	150,187

	TOTAL NET ASSETS — 100.0%	$52,363,306

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
8	Mini MSCI EAFE	September 2018	783,520	(17,979)
3	Mini MSCI Emerging Markets	September 2018	158,235	(2,906)

			$941,755	$(20,885)

+	Buys - Fund is long the futures contract.
Sales	- Fund is short the futures contract.

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(c)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

See accompanying notes to the financial statements.	49

GMO U.S. Equity Fund (formerly U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	99.4%
Mutual Funds	0.9
Short-Term Investments	0.1
Other	(0.4)

100.0%

Industry Group Summary	% of Equity Investments#
Pharmaceuticals, Biotechnology & Life Sciences	12.1%
Software & Services	10.7
Capital Goods	10.1
Technology Hardware & Equipment	9.5
Semiconductors & Semiconductor Equipment	6.5
Retailing	5.2
Health Care Equipment & Services	5.1
Insurance	4.9
Consumer Durables & Apparel	4.1
Materials	4.0
Automobiles & Components	3.9
Diversified Financials	3.3
Banks	3.0
Energy	2.9
Real Estate	2.8
Household & Personal Products	2.5
Food, Beverage & Tobacco	2.3
Commercial & Professional Services	2.1
Media	2.0
Telecommunication Services	1.1
Consumer Services	1.1
Food & Staples Retailing	0.4
Utilities	0.2
Transportation	0.2

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

50

GMO U.S. Equity Fund (formerly U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.4%

	Automobiles & Components — 3.8%
85,070	American Axle & Manufacturing Holdings, Inc. *	1,506,590
71,800	Aptiv Plc	6,319,118
90,345	BorgWarner, Inc.	3,954,400
17,061	Cooper-Standard Holding, Inc. *	2,361,754
134,844	Dana, Inc.	2,638,897
322,516	General Motors Co.	11,626,702
86,500	Gentex Corp.	2,022,370
36,509	Lear Corp.	5,921,760
61,421	Modine Manufacturing Co. *	1,034,944
35,730	Stoneridge, Inc. *	1,069,399
20,283	Tower International, Inc.	685,565

	Total Automobiles & Components	39,141,499

	Banks — 3.0%
3,519	American National Bankshares, Inc.	144,807
162,654	Citizens Financial Group, Inc.	6,694,839
3,744	CNB Financial Corp.	115,427
4,361	Federal Agricultural Mortgage Corp. – Class C	336,102
115,473	Fifth Third Bancorp	3,398,370
2,723	First Bancorp, Inc.	79,729
4,637	German American Bancorp, Inc.	174,305
83,593	JPMorgan Chase & Co.	9,578,086
48,661	Popular, Inc.	2,449,595
317,567	Regions Financial Corp.	6,179,854
64,068	TCF Financial Corp.	1,624,124
4,084	Territorial Bancorp, Inc.	122,030

	Total Banks	30,897,268

	Capital Goods — 10.0%
23,820	Applied Industrial Technologies, Inc.	1,835,331
102,555	Caterpillar, Inc.	14,239,762
13,300	Crane Co.	1,214,024
69,426	Cummins, Inc.	9,844,607
39,968	Deere & Co.	5,747,398
138,130	Emerson Electric Co.	10,598,715
29,094	Federal Signal Corp.	757,317
24,548	Fortive Corp.	2,061,541
159,375	Honeywell International, Inc.	25,350,188
34,964	Ingersoll-Rand Plc	3,541,504
46,124	ITT, Inc.	2,726,390
72,140	Meritor, Inc. *	1,562,552
33,696	Moog, Inc. – Class A	2,658,951
43,131	Oshkosh Corp.	3,030,384
16,459	Parker-Hannifin Corp.	2,890,200
24,804	SPX Corp. *	843,088
20,023	Teledyne Technologies, Inc. *	4,750,657
85,891	Textron, Inc.	5,929,056
40,579	Timken Co. (The)	1,974,168
28,396	Universal Forest Products, Inc.	1,063,714

	Total Capital Goods	102,619,547

Shares	Description	Value ($)
	Commercial & Professional Services — 2.1%
122,899	ACCO Brands Corp.	1,523,948
35,009	Brady Corp. – Class A	1,416,114
30,406	Deluxe Corp.	1,800,643
27,046	FTI Consulting, Inc. *	2,061,446
12,506	Heidrick & Struggles International, Inc.	552,765
40,604	Herman Miller, Inc.	1,555,133
9,307	ICF International, Inc.	759,917
19,880	Insperity, Inc.	2,382,618
21,268	Kforce, Inc.	894,319
41,004	Knoll, Inc.	965,234
18,200	Korn/Ferry International	1,221,766
19,425	ManpowerGroup, Inc.	1,820,705
10,500	MSA Safety, Inc.	1,061,445
14,800	Resources Connection, Inc.	244,940
41,036	Robert Half International, Inc.	3,208,195

	Total Commercial & Professional Services	21,469,188

	Consumer Durables & Apparel — 4.1%
29,945	Acushnet Holdings Corp.	810,012
5,360	Bassett Furniture Industries, Inc.	125,156
58,954	Brunswick Corp.	3,915,725
77,499	Callaway Golf Co.	1,767,752
25,096	Columbia Sportswear Co.	2,276,207
5,530	Culp, Inc.	140,186
13,600	Deckers Outdoor Corp. *	1,657,024
67,936	DR Horton, Inc.	3,023,831
3,569	Flexsteel Industries, Inc.	127,342
69,187	Garmin Ltd.	4,714,402
13,000	Helen of Troy Ltd. *	1,546,350
5,360	Johnson Outdoors, Inc. – Class A	542,861
41,790	La-Z-Boy, Inc.	1,389,517
18,971	Movado Group, Inc.	808,165
907	NVR, Inc. *	2,420,284
8,000	Oxford Industries, Inc.	744,720
45,766	PVH Corp.	6,551,861
7,900	Rocky Brands, Inc.	238,185
73,574	VF Corp.	6,778,373
52,119	Wolverine World Wide, Inc.	2,042,022

	Total Consumer Durables & Apparel	41,619,975

	Consumer Services — 1.0%
33,926	Adtalem Global Education, Inc. *	1,623,359
5,125	American Public Education, Inc. *	178,094
47,384	Bloomin’ Brands, Inc.	914,511
21,300	Carrols Restaurant Group, Inc. *	336,540
3,148	Graham Holdings Co. – Class B	1,771,222
13,302	Grand Canyon Education, Inc. *	1,584,801
26,800	K12, Inc. *	443,808
22,339	Regis Corp. *	477,831
78,330	Service Corp. International	3,286,727

	Total Consumer Services	10,616,893

See accompanying notes to the financial statements.	51

GMO U.S. Equity Fund (formerly U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Diversified Financials — 3.2%
59,614	Ameriprise Financial, Inc.	8,462,804
57,300	Capital One Financial Corp.	5,677,857
67,291	E*TRADE Financial Corp. *	3,960,748
35,730	Enova International, Inc. *	1,186,236
44,415	Legg Mason, Inc.	1,385,748
39,293	Raymond James Financial, Inc.	3,655,821
102,109	State Street Corp.	8,874,293

	Total Diversified Financials	33,203,507

	Energy — 2.9%
63,400	Anadarko Petroleum Corp.	4,082,960
298,086	Denbury Resources, Inc. *	1,660,339
347,617	Marathon Oil Corp.	7,477,242
79,327	Murphy Oil Corp.	2,445,651
117,204	Phillips 66	13,889,846

	Total Energy	29,556,038

	Food & Staples Retailing — 0.4%
29,700	Performance Food Group Co. *	983,070
83,880	US Foods Holding Corp. *	2,733,649

	Total Food & Staples Retailing	3,716,719

	Food, Beverage & Tobacco — 2.3%
216,570	Archer-Daniels-Midland Co.	10,915,128
68,920	Conagra Brands, Inc.	2,532,810
81,007	PepsiCo, Inc.	9,073,594
16,600	Universal Corp.	992,680

	Total Food, Beverage & Tobacco	23,514,212

	Health Care Equipment & Services — 5.1%
27,770	Anthem, Inc.	7,351,552
263,417	Baxter International, Inc.	19,590,322
165,121	Danaher Corp.	17,096,628
64,578	McKesson Corp.	8,314,418

	Total Health Care Equipment & Services	52,352,920

	Household & Personal Products — 2.5%
106,047	Estee Lauder Cos, Inc. (The) – Class A	14,859,306
16,164	Inter Parfums, Inc.	1,055,509
111,017	Procter & Gamble Co. (The)	9,208,860

	Total Household & Personal Products	25,123,675

	Insurance — 4.9%
223,388	Aflac, Inc.	10,329,461
113,702	Allstate Corp. (The)	11,435,010
64,398	Fidelity National Financial, Inc.	2,582,360
41,904	First American Financial Corp.	2,382,661
46,413	Lincoln National Corp.	3,043,765
142,280	Old Republic International Corp.	3,155,770
220,507	Progressive Corp. (The)	14,890,838

Shares	Description	Value ($)
	Insurance — continued
15,738	Reinsurance Group of America, Inc.	2,248,173

	Total Insurance	50,068,038

	Materials — 4.0%
49,949	Avery Dennison Corp.	5,253,636
33,348	Boise Cascade Co.	1,457,307
31,959	Cabot Corp.	2,074,778
32,300	Celanese Corp.	3,773,609
68,227	Eastman Chemical Co.	6,620,066
168,192	Huntsman Corp.	5,128,174
70,779	LyondellBasell Industries NV – Class A	7,982,456
15,951	Materion Corp.	1,017,674
18,500	Mercer International, Inc.	327,450
24,400	PolyOne Corp.	1,031,144
40,100	Reliance Steel & Aluminum Co.	3,524,389
37,431	Trinseo SA	2,887,802

	Total Materials	41,078,485

	Media — 2.0%
24,900	AMC Networks, Inc. – Class A *	1,563,969
24,106	CBS Corp. – Class B NVDR	1,278,100
84,560	Gannett Co., Inc.	869,277
16,504	John Wiley & Sons, Inc. – Class A	1,065,333
12,200	Marcus Corp. (The)	495,320
36,400	New Media Investment Group, Inc.	578,760
208,652	News Corp. – Class A	2,727,082
101,650	News Corp. – Class B	1,382,440
52,589	Omnicom Group, Inc.	3,645,470
19,482	Scholastic Corp.	819,023
115,885	TEGNA, Inc.	1,348,901
43,600	Tribune Media Co. – Class A	1,608,404
115,600	Viacom, Inc. – Class B	3,384,768

	Total Media	20,766,847

	Pharmaceuticals, Biotechnology & Life Sciences — 12.0%
103,153	AbbVie, Inc.	9,900,625
67,100	Amgen, Inc.	13,407,251
55,597	Bruker Corp.	1,978,141
281,059	Eli Lilly & Co.	29,693,883
60,092	Johnson & Johnson	8,093,792
412,131	Merck & Co., Inc.	28,268,065
756,638	Pfizer, Inc.	31,415,610

	Total Pharmaceuticals, Biotechnology & Life Sciences	122,757,367

	Real Estate — 2.8%
85,921	Apple Hospitality REIT, Inc.	1,516,505
161,149	CBRE Group, Inc. – Class A *	7,865,683
63,293	CoreCivic, Inc. (REIT)	1,638,656
24,200	Hersha Hospitality Trust (REIT)	571,120
246,581	Host Hotels & Resorts, Inc. (REIT)	5,308,889

52	See accompanying notes to the financial statements.

GMO U.S. Equity Fund (formerly U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Real Estate — continued
24,688	Jones Lang LaSalle, Inc.	3,765,414
82,955	Piedmont Office Realty Trust, Inc. – Class A (REIT)	1,645,827
27,393	PotlatchDeltic Corp. (REIT)	1,323,082
37,400	Rayonier, Inc. (REIT)	1,302,642
79,600	Sunstone Hotel Investors, Inc. (REIT)	1,335,688
104,960	Xenia Hotels & Resorts, Inc. (REIT)	2,546,329

	Total Real Estate	28,819,835

	Retailing — 5.2%
500	Amazon.com, Inc. *	1,006,355
106,593	American Eagle Outfitters, Inc.	2,767,154
14,900	Asbury Automotive Group, Inc. *	1,110,050
69,240	Best Buy Co., Inc.	5,508,734
32,400	Dick’s Sporting Goods, Inc.	1,213,056
49,681	Foot Locker, Inc.	2,449,273
98,817	Gap Inc. (The)	2,999,096
16,589	Group 1 Automotive, Inc.	1,278,846
118,163	Kohl’s Corp.	9,347,875
40,400	Liberty TripAdvisor Holdings, Inc. – Class A *	640,340
118,303	Macy’s, Inc.	4,323,975
17,000	Penske Automotive Group, Inc.	894,710
256,968	Qurate Retail, Inc.*	5,342,365
15,653	Shutterfly, Inc.*	1,215,925
20,400	Sonic Automotive, Inc. – Class A	438,600
45,938	Tailored Brands, Inc.	1,081,380
79,400	TJX Cos., Inc. (The)	8,731,618
51,893	Urban Outfitters, Inc. *	2,411,987

	Total Retailing	52,761,339

	Semiconductors & Semiconductor Equipment — 6.5%
189,428	Applied Materials, Inc.	8,149,193
12,251	Cabot Microelectronics Corp.	1,381,055
474,400	Intel Corp.	22,975,192
60,442	KLA-Tencor Corp.	7,023,965
45,054	Kulicke & Soffa Industries, Inc.	1,161,943
52,404	Maxim Integrated Products, Inc.	3,168,870
362,796	Micron Technology, Inc. *	19,054,046
140,281	ON Semiconductor Corp. *	2,993,596
20,700	Rudolph Technologies, Inc. *	575,460

	Total Semiconductors & Semiconductor Equipment	66,483,320

	Software & Services — 10.6%
114,900	Activision Blizzard, Inc.	8,284,290
62,730	Adobe Systems, Inc. *	16,529,982
1,000	Alphabet, Inc. – Class C *	1,218,190
50,577	Amdocs Ltd.	3,301,667
44,400	Booz Allen Hamilton Holding Corp. – Class A	2,271,504
130,813	CA, Inc.	5,729,609
6,300	CACI International, Inc. – Class A *	1,228,500

Shares	Description	Value ($)
	Software & Services — continued
87,205	Cadence Design Systems, Inc. *	4,102,123
43,727	Citrix Systems, Inc. *	4,985,753
25,030	CSG Systems International, Inc.	934,870
308,055	eBay, Inc. *	10,661,784
15,344	IAC/InterActiveCorp *	3,025,837
52,095	Intuit, Inc.	11,433,290
98,175	Mastercard, Inc. – Class A	21,162,603
34,953	Microsoft Corp.	3,926,270
33,348	Progress Software Corp.	1,364,934
19,710	Sykes Enterprises, Inc. *	596,030
71,219	Synopsys, Inc. *	7,274,309
27,200	XO Group, Inc. *	817,632

	Total Software & Services	108,849,177

	Technology Hardware & Equipment — 9.5%
58,455	Apple, Inc.	13,306,112
42,933	Arrow Electronics, Inc. *	3,328,595
51,978	Avnet, Inc.	2,515,735
605,614	Hewlett Packard Enterprise Co.	10,010,799
980,940	HP, Inc.	24,180,171
22,020	Insight Enterprises, Inc. *	1,214,183
26,700	Keysight Technologies, Inc. *	1,732,563
35,307	Motorola Solutions, Inc.	4,532,007
112,795	NetApp, Inc.	9,791,734
81,583	Seagate Technology Plc	4,367,954
174,503	TE Connectivity Ltd.	15,998,435
80,222	Vishay Intertechnology, Inc.	1,909,284
62,014	Western Digital Corp.	3,921,765

	Total Technology Hardware & Equipment	96,809,337

	Telecommunication Services — 1.1%
83,271	Telephone & Data Systems, Inc.	2,501,461
166,800	Verizon Communications, Inc.	9,068,916

	Total Telecommunication Services	11,570,377

	Transportation — 0.2%
17,865	Landstar System, Inc.	2,068,767

	Utilities — 0.2%
104,000	Vistra Energy Corp.*	2,448,160

	TOTAL COMMON STOCKS (COST $910,261,616)	1,018,312,490

	MUTUAL FUNDS — 0.9%

	Affiliated Issuers — 0.9%
363,175	GMO U.S. Treasury Fund	9,072,109

	TOTAL MUTUAL FUNDS (COST $9,072,109)	9,072,109

See accompanying notes to the financial statements.	53

GMO U.S. Equity Fund (formerly U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
1,255,731	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (a)	1,255,731

	TOTAL SHORT-TERM INVESTMENTS (COST $1,255,731)	1,255,731

	TOTAL INVESTMENTS — 100.4% (Cost $920,589,456)	1,028,640,330
	Other Assets and Liabilities (net) — (0.4%)	(4,522,993)

	TOTAL NET ASSETS — 100.0%	$1,024,117,337

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 55.

54	See accompanying notes to the financial statements.

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

PJSC- Private Joint-Stock Company

QPSC - Qatari Public Shareholding Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SDR - Swedish Depositary Reciept

USBM - U.S. Treasury 3 Month Bill Money Market Yield

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

Counterparty Abbreviations:

GS - Goldman Sachs International

MSCI - Morgan Stanley & Co. International PLC

MSLC - Morgan Stanley & Co. LLC

Currency Abbreviations:

GBP - British Pound

PHP - Philippine Peso

THB - Thai Bhat

USD - United States Dollar

See accompanying notes to the financial statements.	55

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2018 (Unaudited)

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$1,665,159	$91,359,746	$135,120,515	$639,328
Investments in unaffiliated issuers, at value (Note 2)(b)	87,183,415	1,511,596,618	3,593,469,105	20,117,021
Foreign currency, at value (Note 2)(c)	14,769	882,860	21,703,219	10,694
Cash	1	30	1,623,798	—
Receivable for investments sold	—	8,963,998	8,121,724	—
Receivable for Fund shares sold	—	29,760	123,266	—
Dividend withholding tax receivable	16,828	38,538	19,389	226,676
Dividends and interest receivable	86,674	7,614,983	9,197,062	46,061
Unrealized appreciation on open forward currency contracts (Note 4)	—	1,641,047	—	—
Receivable for variation margin on open futures contracts (Note 4)	—	43,090	1,649,200	—
Due from broker (Note 2)	—	—	15,216,000	25,968
Receivable for open OTC swap contracts (Note 4)	—	—	770,262	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	34,420	26,445	455,871	17,201
Miscellaneous receivable	—	240	130,156	—

Total assets	89,001,266	1,622,197,355	3,787,599,567	21,082,949

Liabilities:
Payable for investments purchased	5,583	8,145,994	15,548,834	926
Payable for Fund shares repurchased	—	—	16,393,793	—
Accrued foreign capital gains tax payable (Note 2)	3,535	—	783,515	—
Payable to affiliate for (Note 5):
Management fee	44,914	1,034,794	2,395,178	10,478
Shareholder service fee	11,228	184,145	258,471	2,621
Payable to agents unaffiliated with GMO	11	396	840	6
Payable for variation margin on open futures contracts (Note 4)	—	—	—	2,820
Unrealized depreciation on open forward currency contracts (Note 4)	—	2,116,950	—	—
Miscellaneous payable	—	—	926,314	—
Payable for open OTC swap contracts (Note 4)	—	915,351	—	—
Payable for reverse repurchase agreements (Note 2)	—	—	40	—
Payable to Trustees and related expenses	307	7,353	14,820	1,540
Accrued expenses	58,600	642,663	1,509,746	246,184

Total liabilities	124,178	13,047,646	37,831,551	264,575

Net assets	$88,877,088	$1,609,149,709	$3,749,768,016	$20,818,374

(a) Cost of investments – affiliated issuers:	$1,665,159	$69,959,396	$103,114,726	$639,328
(b) Cost of investments – unaffiliated issuers:	$90,188,954	$1,615,148,031	$3,620,293,838	$20,476,137
(c) Cost of foreign currency:	$14,746	$887,217	$21,646,193	$10,686

56	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2018 (Unaudited) — (Continued)

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund
Net assets consist of:
Paid-in capital	$90,467,120	$1,675,811,516	$5,027,964,918	$21,629,666
Accumulated undistributed (distributions in excess of) net investment income	830,528	2,857,657	81,028,889	(761,756)
Accumulated net realized gain (loss)	588,688	14,916,159	(1,343,763,221)	361,824
Net unrealized appreciation (depreciation)	(3,009,248)	(84,435,623)	(15,462,570)	(411,360)

	$88,877,088	$1,609,149,709	$3,749,768,016	$20,818,374

Net assets attributable to:
Class II	$—	$488,374,530	$362,509,163	$—

Class III	$88,877,088	$138,734,015	$297,410,202	$20,818,374

Class IV	$—	$207,587,867	$88,926,018	$—

Class V	$—	$774,453,297	$152,210,047	$—

Class VI	$—	$—	$2,848,712,586	$—

Shares outstanding:
Class II	—	22,299,025	11,219,534	—

Class III	3,898,670	6,332,594	9,178,865	1,716,604

Class IV	—	9,466,959	2,769,610	—

Class V	—	35,351,262	4,755,047	—

Class VI	—	—	88,768,337	—

Net asset value per share:
Class II	$—	$21.90	$32.31	$—

Class III	$22.80	$21.91	$32.40	$12.13

Class IV	$—	$21.93	$32.11	$—

Class V	$—	$21.91	$32.01	$—

Class VI	$—	$—	$32.09	$—

See accompanying notes to the financial statements.	57

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2018 (Unaudited) — (Continued)

	International Equity Fund	International Large/Mid Cap Equity Fund	Quality Fund	Resources Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$22,343,940	$477,713	$51,094,345	$10,640,570
Investments in unaffiliated issuers, at value (Note 2)(b)	3,956,120,722	18,552,469	7,136,241,079	435,224,601
Foreign currency, at value (Note 2)(c)	925,121	448,150	17	43,427
Cash	8	—	205	28
Receivable for investments sold	18	—	40,698,585	—
Receivable for Fund shares sold	373,602	7,728	3,313,885	—
Dividend withholding tax receivable	6,145,066	203,802	2,183,850	40,213
Dividends and interest receivable	6,214,201	42,850	11,136,196	1,363,203
Due from broker (Note 2)	632,276	15,631	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	111,232	12,441	94,144	—

Total assets	3,992,866,186	19,760,784	7,244,762,306	447,312,042

Liabilities:
Payable for investments purchased	—	—	—	7,245
Payable for Fund shares repurchased	30,044	—	70,756,392	—
Accrued foreign capital gains tax payable (Note 2)	—	—	—	11,021
Payable for recoupment of past waived and/or reimbursement fees (Note 5)	—	—	—	6,599
Payable to affiliate for (Note 5):
Management fee	1,699,968	6,676	1,994,257	187,181
Shareholder service fee	332,130	2,639	643,174	42,263
Payable to agents unaffiliated with GMO	870	13	1,390	66
Payable for variation margin on open futures contracts (Note 4)	87,420	2,115	—	—
Payable to Trustees and related expenses	16,025	368	25,174	689
Accrued expenses	698,610	324,049	549,766	123,201

Total liabilities	2,865,067	335,860	73,970,153	378,265

Net assets	$3,990,001,119	$19,424,924	$7,170,792,153	$446,933,777

(a) Cost of investments – affiliated issuers:	$22,343,940	$477,713	$51,089,904	$10,638,444
(b) Cost of investments – unaffiliated issuers:	$3,779,720,837	$17,582,301	$4,629,578,997	$376,811,268
(c) Cost of foreign currency:	$929,380	$450,973	$16	$43,683

58	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2018 (Unaudited) — (Continued)

	International Equity Fund	International Large/Mid Cap Equity Fund	Quality Fund	Resources Fund
Net assets consist of:
Paid-in capital	$4,818,446,332	$18,710,844	$3,959,914,008	$426,851,806
Accumulated undistributed (distributions in excess of) net investment income	54,161,844	(1,240,721)	50,856,044	(4,227,833)
Accumulated net realized gain (loss)	(1,058,046,896)	1,156,722	653,368,735	(34,085,409)
Net unrealized appreciation (depreciation)	175,439,839	798,079	2,506,653,366	58,395,213

	$3,990,001,119	$19,424,924	$7,170,792,153	$446,933,777

Net assets attributable to:
Class II	$20,851,709	$—	$—	$—

Class III	$467,095,862	$19,424,924	$3,199,674,120	$119,927,347

Class IV	$3,502,053,548	$—	$1,179,485,157	$327,006,430

Class V	$—	$—	$168,316,284	$—

Class VI	$—	$—	$2,623,316,592	$—

Shares outstanding:
Class II	946,449	—	—	—

Class III	20,942,188	889,001	120,749,595	5,937,620

Class IV	157,292,511	—	44,437,723	16,243,699

Class V	—	—	6,340,738	—

Class VI	—	—	98,981,887	—

Net asset value per share:
Class II	$22.03	$—	$—	$—

Class III	$22.30	$21.85	$26.50	$20.20

Class IV	$22.26	$—	$26.54	$20.13

Class V	$—	$—	$26.55	$—

Class VI	$—	$—	$26.50	$—

See accompanying notes to the financial statements.	59

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2018 (Unaudited) — (Continued)

	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$1,001,983	$9,072,109
Investments in unaffiliated issuers, at value (Note 2)(b)	516,427,795	51,211,136	1,019,568,221
Foreign currency, at value (Note 2)(c)	—	26,846	—
Cash	34	—	120,001
Receivable for investments sold	851,973	19,680	—
Dividend withholding tax receivable	—	81,587	—
Dividends and interest receivable	857,857	92,032	1,902,948
Receivable for variation margin on open futures contracts (Note 4)	—	930	—
Due from broker (Note 2)	322,879	55,431	295,008
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	9,381	19,793	27,061

Total assets	518,469,919	52,509,418	1,030,985,348

Liabilities:
Payable for Fund shares repurchased	—	—	6,372,786
Accrued foreign capital gains tax payable (Note 2)	—	3,479	—
Payable to affiliate for (Note 5):
Management fee	198,058	22,327	269,943
Shareholder service fee	25,839	6,698	57,519
Payable to agents unaffiliated with GMO	23	12	233
Payable for variation margin on open futures contracts (Note 4)	—	5,640	2,696
Written options outstanding, at value (Note 4)(d)	3,171,260	—	—
Payable to Trustees and related expenses	250	410	4,329
Accrued expenses	76,530	107,546	160,505

Total liabilities	3,471,960	146,112	6,868,011

Net assets	$514,997,959	$52,363,306	$1,024,117,337

(a) Cost of investments – affiliated issuers:	$—	$1,001,906	$9,072,109
(b) Cost of investments – unaffiliated issuers:	$516,420,667	$36,574,852	$911,517,347
(c) Cost of foreign currency:	$—	$27,045	$—
(d) Premiums on written options:	$4,083,175	$—	$—

60	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2018 (Unaudited) — (Continued)

	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Net assets consist of:
Paid-in capital	$496,465,837	$48,723,720	$846,300,604
Accumulated undistributed (distributions in excess of) net investment income	1,696,766	354,723	8,056,166
Accumulated net realized gain (loss)	15,916,313	(11,305,926)	61,709,693
Net unrealized appreciation (depreciation)	919,043	14,590,789	108,050,874

	$514,997,959	$52,363,306	$1,024,117,337

Net assets attributable to:
Class III	$20,372,446	$52,363,306	$81,047,158

Class IV	$—	$—	$38,064,179

Class V	$—	$—	$61,864,018

Class VI	$494,625,513	$—	$843,141,982

Shares outstanding:
Class III	722,761	3,450,082	5,434,621

Class IV	—	—	2,550,002

Class V	—	—	4,166,356

Class VI	17,448,971	—	56,939,582

Net asset value per share:
Class III	$28.19	$15.18	$14.91

Class IV	$—	$—	$14.93

Class V	$—	$—	$14.85

Class VI	$28.35	$—	$14.81

See accompanying notes to the financial statements.	61

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2018 (Unaudited)

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$1,027,185	$24,658,284	$120,888,128	$625,472
Interest	325	338,975	1,509,554	6,284
Dividends from affiliated issuers (Note 10)	22,745	1,065,696	637,499	8,601

Total investment income	1,050,255	26,062,955	123,035,181	640,357

Expenses:
Management fee (Note 5)	201,436	7,803,856	16,577,839	122,598
Shareholder service fee – Class II (Note 5)	—	650,266	444,279	—
Shareholder service fee – Class III (Note 5)	50,359	101,842	248,375	25,554
Shareholder service fee – Class IV (Note 5)	—	143,001	112,747	3,397 *
Shareholder service fee – Class V (Note 5)	—	459,725	73,255	—
Shareholder service fee – Class VI (Note 5)	—	—	907,109	—
Audit and tax fees	36,742	73,066	136,014	85,868
Fees related to tax refunds received (Note 2)	—	—	—	45,000
Custodian, fund accounting agent and transfer agent fees	39,803	786,673	1,673,656	57,794
Legal fees	4,284	17,976	34,814	3,966
Registration fees	2,555	3,784	26,644	1,852
Trustees’ fees and related expenses (Note 5)	383	26,615	55,844	1,608
Miscellaneous	6,458	12,565	29,197	12,280

Total expenses	342,020	10,079,369	20,319,773	359,917
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(99,042)	(111,231)	(3,044,441)	(114,599)

Net expenses	242,978	9,968,138	17,275,332	245,318

Net investment income (loss)	807,277	16,094,817	105,759,849	395,039

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	709,034	27,002,253	153,832,826	8,654,489
Investments in affiliated issuers	1,564	1,567,434	17,367	(68)
Futures contracts	—	(16,688,997)	5,417,937	56,936
Swap contracts	—	11,620,600	(1,933,685)	—
Forward currency contracts	—	1,448,654	—	—
Foreign currency and foreign currency related transactions	18,361	(2,537,746)	(5,204,337)	18,455

Net realized gain (loss)	728,959	22,412,198 **	152,130,108	8,729,812

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(4,489,595)	(368,801,181)	(739,284,056)	(11,946,627)
Investments in affiliated issuers	300	(6,858,984)	(6,187,086)	—
Futures contracts	—	624,073	(38,650,166)	28,047
Swap contracts	—	(915,351)	334,321	—
Forward currency contracts	—	(2,831,675)	—	—
Foreign currency and foreign currency related transactions	(778)	(403,362)	621	(56,287)

Net change in unrealized appreciation (depreciation)	(4,490,073)	(379,186,480)	(783,786,366)	(11,974,867)

Net realized and unrealized gain (loss)	(3,761,114)	(356,774,282)	(631,656,258)	(3,245,055)

Net increase (decrease) in net assets resulting from operations	$(2,953,837)	$(340,679,465)	$(525,896,409)	$(2,850,016)

(a) Withholding tax:	$141,524	$2,795,660	$16,538,859	$56,689
(b) Foreign capital gains tax on net realized gain (loss):	$22	$682,286	$1,355,480	$—
(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$3,535	$(277,504)	$(1,177,816)	$—
* Class IV liquidated on May 2, 2018.
** For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

62	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2018 (Unaudited) — (Continued)

	International Equity Fund	International Large/Mid Cap Equity Fund	Quality Fund	Resources Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$108,149,590	$1,782,673	$74,977,522	$8,315,299
Interest	48,505	8,440	1,045,885	11,556
Dividends from affiliated issuers (Note 10)	496,061	9,235	507,894	88,516

Total investment income	108,694,156	1,800,348	76,531,301	8,415,371

Expenses:
Management fee (Note 5)	11,521,028	94,331	12,485,280	987,127
Shareholder service fee – Class II (Note 5)	24,106	—	—	—
Shareholder service fee – Class III (Note 5)	361,315	37,037	2,505,729	57,164
Shareholder service fee – Class IV (Note 5)	1,847,135	119 *	496,395	159,316
Shareholder service fee – Class V (Note 5)	—	—	69,689	—
Shareholder service fee – Class VI (Note 5)	—	—	857,004	—
Audit and tax fees	93,620	128,391	58,347	53,572
Fees related to tax refunds received (Note 2)	—	70,000	—	—
Custodian, fund accounting agent and transfer agent fees	513,681	45,869	505,832	91,108
Legal fees	33,978	3,500	53,144	4,587
Registration fees	16,407	8,710	12,141	1,341
Trustees’ fees and related expenses (Note 5)	56,331	789	89,927	4,057
Recoupment of past waived and/or reimbursed fees (Note 5)	—	—	—	53,546
Miscellaneous	29,588	9,116	20,006	6,436

Total expenses	14,497,189	397,862	17,153,494	1,418,254
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(639,095)	(92,529)	(622,932)	—

Net expenses	13,858,094	305,333	16,530,562	1,418,254

Net investment income (loss)	94,836,062	1,495,015	60,000,739	6,997,117

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	201,049,825	7,147,536	737,301,397	14,182,257
Investments in affiliated issuers	(806)	(4,142)	(22,597)	2,131
Futures contracts	1,598,326	(44,252)	—	—
Foreign currency and foreign currency related transactions	(575,456)	6,118	(336,842)	5,728

Net realized gain (loss)	202,071,889 **	7,105,260	736,941,958 **	14,190,116

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(573,495,426)	(11,588,153)	(119,111,075)	(31,965,976)
Investments in affiliated issuers	15,646	726	24,902	3,930
Futures contracts	(318,157)	24,622	—	—
Foreign currency and foreign currency related transactions	(998,578)	(94,450)	(56,126)	(17,839)

Net change in unrealized appreciation (depreciation)	(574,796,515)	(11,657,255)	(119,142,299)	(31,979,885)

Net realized and unrealized gain (loss)	(372,724,626)	(4,551,995)	617,799,659	(17,789,769)

Net increase (decrease) in net assets resulting from operations	$(277,888,564)	$(3,056,980)	$677,800,398	$(10,792,652)

(a) Withholding tax:	$13,355,664	$162,096	$2,333,786	$784,296
(b) Foreign capital gains tax on net realized gain (loss):	$—	$—	$—	$—
(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$—	$—	$11,021
* Class IV liquidated on May 2, 2018.
** For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

See accompanying notes to the financial statements.	63

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2018 (Unaudited) — (Continued)

	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$11,056	$1,255,230	$11,746,058
Interest	2,673,269	347	1,115
Dividends from affiliated issuers (Note 10)	—	9,503	86,242

Total investment income	2,684,325	1,265,080	11,833,415

Expenses:
Management fee (Note 5)	623,600	142,389	1,893,413
Shareholder service fee – Class III (Note 5)	7,207	42,717	58,936
Shareholder service fee – Class IV (Note 5)	—	—	18,412
Shareholder service fee – Class V (Note 5)	—	—	27,561
Shareholder service fee – Class VI (Note 5)	73,575	—	286,358
Audit and tax fees	26,966	69,257	34,969
Custodian, fund accounting agent and transfer agent fees	17,209	51,174	107,591
Legal fees	670	3,396	10,062
Registration fees	1,621	1,983	10,877
Trustees’ fees and related expenses (Note 5)	1,966	763	15,079
Miscellaneous	13,135	21,500 *	6,923

Total expenses	765,949	333,179	2,470,181
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(59,430)	(119,016)	(165,879)

Net expenses	706,519	214,163	2,304,302

Net investment income (loss)	1,977,806	1,050,917	9,529,113

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(122,167)	4,333,726	98,566,458
Investments in affiliated issuers	—	(331)	(889)
Futures contracts	—	(66,891)	296,689
Written options	20,185,755	—	—
Foreign currency and foreign currency related transactions	4,864	4,247	—

Net realized gain (loss)	20,068,452	4,270,751	98,862,258 **

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	177,174	(9,570,854)	(49,979,211)
Investments in affiliated issuers	—	504	2,988
Futures contracts	—	25,864	(74,241)
Written options	484,900	—	—
Foreign currency and foreign currency related transactions	—	(20,521)	—

Net change in unrealized appreciation (depreciation)	662,074	(9,565,007)	(50,050,464)

Net realized and unrealized gain (loss)	20,730,526	(5,294,256)	48,811,794

Net increase (decrease) in net assets resulting from operations	$22,708,332	$(4,243,339)	$58,340,907

(a) Withholding tax:	$—	$146,673	$3,485
(b) Foreign capital gains tax on net realized gain (loss):	$—	$204	$—
(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$(5,664)	$—
* Includes $17,519 of pricing related fees.
** For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

64	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Climate Change Fund		Emerging Domestic Opportunities Fund
	Six Months Ended August 31, 2018 (Unaudited)	Period from April 5, 2017 (commencement of operations) through February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$807,277	$167,335	$16,094,817	$23,919,255
Net realized gain (loss)	728,959	1,128,320	22,412,198	415,071,691
Change in net unrealized appreciation (depreciation)	(4,490,073)	1,480,825	(379,186,480)	136,074,872

Net increase (decrease) in net assets from operations	(2,953,837)	2,776,480	(340,679,465)	575,065,818

Distributions to shareholders from:
Net investment income
Class II	—	—	(11,989)	(8,577,224)
Class III	(100,304)	(176,067)	(14,148)	(1,697,769)
Class IV	—	—	(27,075)	(4,239,894)
Class V	—	—	(98,673)	(16,995,140)
Class VI	—	—	—	— *

Total distributions from net investment income	(100,304)	(176,067)	(151,885)	(31,510,027)

Net realized gains
Class II	—	—	(54,666,816)	—
Class III	(645,226)	(491,078)	(15,482,732)	—
Class IV	—	—	(28,490,240)	—
Class V	—	—	(103,830,685)	—

Total distributions from net realized gains	(645,226)	(491,078)	(202,470,473)	—

Net share transactions (Note 9):
Class II	—	—	(62,088,911)	(60,122,470)
Class III	65,882,370	24,584,750	54,695,886	(39,709,374)
Class IV	—	—	(21,562,813)	(119,146,650)
Class V	—	—	(225,018,254)	61,706,976
Class VI	—	—	—	(16,244,932)*

Increase (decrease) in net assets resulting from net share transactions	65,882,370	24,584,750	(253,974,092)	(173,516,450)

Purchase premiums and redemption fees (Notes 2 and 9):
Class II	—	—	903,488	617,648
Class III	—	—	237,969	118,506
Class IV	—	—	458,040	312,031
Class V	—	—	1,524,273	1,095,122
Class VI	—	—	—	2,117 *

Increase in net assets resulting from purchase premiums and redemption fees	—	—	3,123,770	2,145,424

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	65,882,370	24,584,750	(250,850,322)	(171,371,026)

Total increase (decrease) in net assets	62,183,003	26,694,085	(794,152,145)	372,184,765

Net assets:
Beginning of period	26,694,085	—	2,403,301,854	2,031,117,089

End of period	$88,877,088	$26,694,085	$1,609,149,709	$2,403,301,854

Accumulatedundistributed (distributions in excess of) net investment income	$830,528	$123,555	$2,857,657	$(13,085,275)

* Class VI liquidated on March 29, 2017.

See accompanying notes to the financial statements.	65

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets Fund		Foreign Small Companies Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$105,759,849	$120,564,814	$395,039	$12,365,256
Net realized gain (loss)	152,130,108	633,257,899	8,729,812	152,983,283
Change in net unrealized appreciation (depreciation)	(783,786,366)	362,984,717	(11,974,867)	(55,110,759)

Net increase (decrease) in net assets from operations	(525,896,409)	1,116,807,430	(2,850,016)	110,237,780

Distributions to shareholders from:
Net investment income
Class II	(559,145)	(11,956,275)	—	—
Class III	(491,220)	(5,490,308)	(500,282)	(3,824,869)
Class IV	(103,306)	(14,250,088)	— *	(9,440,862)
Class V	(336,961)	(4,213,667)	—	—
Class VI	(6,032,853)	(100,502,683)	—	—

Total distributions from net investment income	(7,523,485)	(136,413,021)	(500,282)	(13,265,731)

Net realized gains
Class III	—	—	(6,786,050)	(13,747,999)
Class IV	—	—	(4,785,668)*	(32,945,889)

Total distributions from net realized gains	—	—	(11,571,718)	(46,693,888)

Net share transactions (Note 9):
Class II	(69,149,457)	(111,903,150)	—	—
Class III	(53,465,498)	42,508,224	(26,191,430)	(209,670,456)
Class IV	(365,097,799)	(225,782,751)	(83,615,656)*	(514,884,481)
Class V	1,459,503	33,512,592	—	—
Class VI	(339,965,322)	(650,491,952)	—	—

Increase (decrease) in net assets resulting from net share transactions	(826,218,573)	(912,157,037)	(109,807,086)	(724,554,937)

Purchase premiums and redemption fees (Notes 2 and 9):
Class II	679,950	1,611,194	—	—
Class III	552,041	737,313	502,997	398,979
Class IV	267,836	2,193,709	111,351 *	830,322
Class V	297,557	479,079	—	—
Class VI	5,572,062	11,838,878	—	—

Increase in net assets resulting from purchase premiums and redemption fees	7,369,446	16,860,173	614,348	1,229,301

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(818,849,127)	(895,296,864)	(109,192,738)	(723,325,636)

Total increase (decrease) in net assets	(1,352,269,021)	85,097,545	(124,114,754)	(673,047,475)

Net assets:
Beginning of period	5,102,037,037	5,016,939,492	144,933,128	817,980,603

End of period	$3,749,768,016	$5,102,037,037	$20,818,374	$144,933,128

Accumulated undistributed (distributions in excess of) net investment income	$81,028,889	$(17,207,475)	$(761,756)	$(656,513)

* Class IV liquidated on May 2, 2018.

66	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Fund		International Large/Mid Cap Equity Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$94,836,062	$136,645,091	$1,495,015	$3,484,528
Net realized gain (loss)	202,071,889	333,135,160	7,105,260	13,685,525
Change in net unrealized appreciation (depreciation)	(574,796,515)	611,006,576	(11,657,255)	5,607,263

Net increase (decrease) in net assets from operations	(277,888,564)	1,080,786,827	(3,056,980)	22,777,316

Distributions to shareholders from:
Net investment income
Class II	(127,773)	(592,109)	—	—
Class III	(2,974,721)	(15,748,937)	(1,280,278)	(520,210)
Class IV	(23,752,827)	(157,085,524)	—	(3,905,515)

Total distributions from net investment income	(26,855,321)	(173,426,570)	(1,280,278)	(4,425,725)

Net realized gains
Class III	—	—	(6,061,300)	(391,628)
Class IV	—	—	(7,293)*	(9,849,041)

Total distributions from net realized gains	—	—	(6,068,593)	(10,240,669)

Net share transactions (Note 9):
Class II	(1,374,741)	11,254,887	—	—
Class III	14,620,062	(340,134,465)	(51,304,726)	41,540,025
Class IV	(786,185,281)	(1,324,181,462)	(759,212)*	(152,989,906)
Class VI	—	—	—	(616,556)**

Increase (decrease) in net assets resulting from net share transactions	(772,939,960)	(1,653,061,040)	(52,063,938)	(112,066,437)

Total increase (decrease) in net assets	(1,077,683,845)	(745,700,783)	(62,469,789)	(103,955,515)

Net assets:
Beginning of period	5,067,684,964	5,813,385,747	81,894,713	185,850,228

End of period	$3,990,001,119	$5,067,684,964	$19,424,924	$81,894,713

Accumulated undistributed (distributions in excess of) net investment income	$54,161,844	$(13,818,897)	$(1,240,721)	$(1,455,458)

* Class IV liquidated on May 2, 2018.
** Class VI liquidated on March 29, 2017.

See accompanying notes to the financial statements.	67

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Quality Fund		Resources Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$60,000,739	$128,619,753	$6,997,117	$4,986,637
Net realized gain (loss)	736,941,958	713,188,332	14,190,116	12,979,215
Change in net unrealized appreciation (depreciation)	(119,142,299)	922,881,868	(31,979,885)	42,871,047

Net increase (decrease) in net assets from operations	677,800,398	1,764,689,953	(10,792,652)	60,836,899

Distributions to shareholders from:
Net investment income
Class III	(9,648,385)	(56,641,958)	(1,210,304)	(880,349)
Class IV	(2,589,123)	(15,493,213)	(3,958,941)	(10,056,534)
Class V	(531,314)	(4,742,268)	—	—
Class VI	(8,282,287)	(59,448,671)	—	—

Total distributions from net investment income	(21,051,109)	(136,326,110)	(5,169,245)	(10,936,883)

Net realized gains
Class III	(127,597,321)	(219,320,323)	—	—
Class IV	(32,388,457)	(58,604,732)	—	—
Class V	(6,404,746)	(16,385,208)	—	—
Class VI	(98,407,812)	(218,783,386)	—	—

Total distributions from net realized gains	(264,798,336)	(513,093,649)	—	—

Net share transactions (Note 9):
Class III	(491,714,569)	(524,533,540)	69,453,590	27,821,128
Class IV	164,022,512	(403,819,622)	42,877,778	59,123,014
Class V	2,748,338	(369,399,954)	—	—
Class VI	(1,096,280,666)	(249,653,450)	—	—

Increase (decrease) in net assets resulting from net share transactions	(1,421,224,385)	(1,547,406,566)	112,331,368	86,944,142

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	65,215	60,364
Class IV	—	—	265,521	507,680

Increase in net assets resulting from purchase premiums and redemption fees	—	—	330,736	568,044

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(1,421,224,385)	(1,547,406,566)	112,662,104	87,512,186

Total increase (decrease) in net assets	(1,029,273,432)	(432,136,372)	96,700,207	137,412,202

Net assets:
Beginning of period	8,200,065,585	8,632,201,957	350,233,570	212,821,368

End of period	$7,170,792,153	$8,200,065,585	$446,933,777	$350,233,570

Accumulated undistributed (distributions in excess of) net investment income	$50,856,044	$11,906,414	$(4,227,833)	$(6,055,705)

68	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Risk Premium Fund		Tax-Managed International Equities Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,977,806	$703,236	$1,050,917	$2,489,190
Net realized gain (loss)	20,068,452	9,097,108	4,270,751	17,588,975
Change in net unrealized appreciation (depreciation)	662,074	(427,540)	(9,565,007)	4,161,943

Net increase (decrease) in net assets from operations	22,708,332	9,372,804	(4,243,339)	24,240,108

Distributions to shareholders from:
Net investment income
Class III	(12,004)	(7,176)	(170,302)	(3,315,762)
Class VI	(488,192)	(463,232)	—	—

Total distributions from net investment income	(500,196)	(470,408)	(170,302)	(3,315,762)

Net realized gains
Class III	—	(717,032)	(1,772,940)	—
Class VI	—	(23,541,333)	—	—

Total distributions from net realized gains	—	(24,258,365)	(1,772,940)	—

Net share transactions (Note 9):
Class III	16,130,706	(1,182,676)	(10,231,845)	(67,875,263)
Class VI	330,972,666	1,739,919	—	—

Increase (decrease) in net assets resulting from net share transactions	347,103,372	557,243	(10,231,845)	(67,875,263)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	365	1,406	—	—
Class VI	14,488	45,191	—	—

Increase in net assets resulting from purchase premiums and redemption fees	14,853	46,597	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	347,118,225	603,840	(10,231,845)	(67,875,263)

Total increase (decrease) in net assets	369,326,361	(14,752,129)	(16,418,426)	(46,950,917)

Net assets:
Beginning of period	145,671,598	160,423,727	68,781,732	115,732,649

End of period	$514,997,959	$145,671,598	$52,363,306	$68,781,732

Accumulated undistributed (distributions in excess of) net investment income	$1,696,766	$219,156	$354,723	$(525,892)

See accompanying notes to the financial statements.	69

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$9,529,113	$29,498,514
Net realized gain (loss)	98,862,258	190,117,350
Change in net unrealized appreciation (depreciation)	(50,050,464)	(18,454,310)

Net increase (decrease) in net assets from operations	58,340,907	201,161,554

Distributions to shareholders from:
Net investment income
Class III	(304,223)	(1,071,935)
Class IV	(153,095)	(426,461)
Class V	(270,988)	(2,144,892)
Class VI	(3,711,164)	(24,505,927)

Total distributions from net investment income	(4,439,470)	(28,149,215)

Net realized gains
Class III	(5,831,017)	(6,499,591)
Class IV	(2,776,836)	(2,930,389)
Class V	(4,999,533)	(12,130,947)
Class VI	(66,800,944)	(123,226,362)

Total distributions from net realized gains	(80,408,330)	(144,787,289)

Net share transactions (Note 9):
Class III	6,006,081	(32,682,528)
Class IV	3,118,523	18,607,196
Class V	3,360,595	(106,801,014)
Class VI	(335,577,315)	(294,652,578)

Increase (decrease) in net assets resulting from net share transactions	(323,092,116)	(415,528,924)

Total increase (decrease) in net assets	(349,599,009)	(387,303,874)

Net assets:
Beginning of period	1,373,716,346	1,761,020,220

End of period	$1,024,117,337	$1,373,716,346

Accumulated undistributed (distributions in excess of) net investment income	$8,056,166	$2,966,523

70	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND

	Class III Shares
	Six Months Ended August 31, 2018 (Unaudited)		Period from April 5, 2017 (commencement of operations) through February 28, 2018
Net asset value, beginning of period	$23.81		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.29		0.23
Net realized and unrealized gain (loss)	(1.09)		4.41

Total from investment operations	(0.80)		4.64

Less distributions to shareholders:
From net investment income	(0.03)		(0.22)
From net realized gains	(0.18)		(0.61)

Total distributions	(0.21)		(0.83)

Net asset value, end of period	$22.80		$23.81

Total Return(b)	(3.40	)%**	23.28	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$88,877		$26,694
Net expenses to average daily net assets(c)	0.72	%*	0.78	%*
Net investment income (loss) to average daily net assets(a)	2.40	%*	1.09	%*
Portfolio turnover rate(d)	18	%**	44	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.30	%*	0.73	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the periods ended August 31, 2018 and February 28, 2018, including transactions in USTF, was 102%, 174%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	71

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares										Class III Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017		2016	2015	2014				2018		2017		2016	2015	2014
Net asset value, beginning of period	$28.86		$22.64		$19.36		$23.99	$22.55	$24.60		$28.86		$22.64		$19.35		$23.98	$22.54	$24.59

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19		0.25		0.25		0.34	0.28	0.26		0.22		0.27		0.27		0.36	0.29	0.30
Net realized and unrealized gain (loss)	(4.41)		6.33		3.68		(4.60)	1.55	(1.22)		(4.43)		6.32		3.68		(4.60)	1.55	(1.24)

Total from investment operations	(4.22)		6.58		3.93		(4.26)	1.83	(0.96)		(4.21)		6.59		3.95		(4.24)	1.84	(0.94)

Less distributions to shareholders:
From net investment income	(0.00	)(b)	(0.36)		(0.65)		(0.37)	(0.23)	(0.30)		(0.00	)(b)	(0.37)		(0.66)		(0.39)	(0.24)	(0.32)
From net realized gains	(2.74)		—		—		—	(0.16)	(0.79)		(2.74)		—		—		—	(0.16)	(0.79)

Total distributions	(2.74)		(0.36)		(0.65)		(0.37)	(0.39)	(1.09)		(2.74)		(0.37)		(0.66)		(0.39)	(0.40)	(1.11)

Net asset value, end of period	$21.90		$28.86		$22.64		$19.36	$23.99	$22.55		$21.91		$28.86		$22.64		$19.35	$23.98	$22.54

Total Return(c)	(15.05	)%**	29.10%		20.62%		(17.91)%	8.18%	(4.01)%		(15.00	)%**	29.17%		20.73%		(17.86)%	8.23%	(3.95)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$488,375		$700,211		$603,565		$556,539	$738,035	$621,278		$138,734		$121,511		$129,068		$242,740	$336,488	$384,757
Net expenses to average daily net assets(d)	1.05	%*	1.06%		1.06%		1.07%	1.07%	1.07	%(e)	0.98	%*	0.99%		0.99%		1.00%	1.00%	1.00	%(e)
Net investment income (loss) to average daily net assets(a)	1.42	%*	0.96%		1.12%		1.51%	1.21%	1.09%		1.66	%*	1.05%		1.26%		1.61%	1.26%	1.23%
Portfolio turnover rate	120	%(f)**	201	%(f)	227	%(f)	250%	204%	274%		120	%(f)**	201	%(f)	227	%(f)	250%	204%	274%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.02%		0.04%		0.04%	0.03%	0.03%		0.01	%*	0.02%		0.05%		0.04%	0.03%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.04		$0.03		$0.02		$0.04	$0.03	$0.10		$0.05		$0.02		$0.02		$0.03	$0.03	$0.09

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	Distributions from net investment income were less than $0.01 per share.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 135%, 254% and 271%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

72	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND (continued)

	Class IV Shares										Class V Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,						Period from November 29, 2013 (commencement of operations) through February 28, 2014
			2018		2017		2016	2015	2014				2018		2017		2016	2015
Net asset value, beginning of period	$28.88		$22.65		$19.36		$24.00	$22.56	$24.60		$28.85		$22.62		$19.35		$23.98	$22.54	$24.52

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.21		0.27		0.29		0.36	0.30	0.31		0.21		0.29		0.23		0.37	0.31	0.01
Net realized and unrealized gain (loss)	(4.42)		6.34		3.67		(4.60)	1.56	(1.23)		(4.41)		6.33		3.73		(4.59)	1.55	(1.20)

Total from investment operations	(4.21)		6.61		3.96		(4.24)	1.86	(0.92)		(4.20)		6.62		3.96		(4.22)	1.86	(1.19)

Less distributions to shareholders:
From net investment income	(0.00	)(b)	(0.38)		(0.67)		(0.40)	(0.26)	(0.33)		(0.00	)(b)	(0.39)		(0.69)		(0.41)	(0.26)	(0.34)
From net realized gains	(2.74)		—		—		—	(0.16)	(0.79)		(2.74)		—		—		—	(0.16)	(0.45)

Total distributions	(2.74)		(0.38)		(0.67)		(0.40)	(0.42)	(1.12)		(2.74)		(0.39)		(0.69)		(0.41)	(0.42)	(0.79)

Net asset value, end of period	$21.93		$28.88		$22.65		$19.36	$24.00	$22.56		$21.91		$28.85		$22.62		$19.35	$23.98	$22.54

Total Return(c)	(14.99	)%**	29.24%		20.80%		(17.84)%	8.29%	(3.88)%		(14.97	)%**	29.31%		20.78%		(17.79)%	8.32%	(4.95	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$207,588		$300,730		$335,225		$745,300	$686,589	$659,592		$774,453		$1,280,851		$948,052		$322,379	$255,379	$235,753
Net expenses to average daily net assets(d)	0.93	%*	0.94%		0.95%		0.96%	0.95%	0.95	%(e)	0.91	%*	0.92%		0.93%		0.94%	0.93%	0.94	%(e)*
Net investment income (loss) to average daily net assets(a)	1.58	%*	1.05%		1.34%		1.61%	1.29%	1.29%		1.59	%*	1.09%		1.04%		1.65%	1.32%	0.09%
Portfolio turnover rate	120	%(f)**	201	%(f)	227	%(f)	250%	204%	274%		120	%(f)**	201	%(f)	227	%(f)	250%	204%	274	%**††
Fees and expenses reimbursed and/ or waived by GMO to average daily net assets:	0.01	%*	0.02%		0.04%		0.04%	0.03%	0.03%		0.01	%*	0.02%		0.05%		0.04%	0.03%	0.06	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.04		$0.02		$0.03		$0.03	$0.03	$0.10		$0.04		$0.03		$0.03		$0.04	$0.03	$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	Distributions from net investment income were less than $0.01 per share.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 135%, 254% and 271%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2014.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	73

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares										Class III Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017(a)		2016(a)	2015(a)	2014(a)				2018		2017(a)		2016(a)	2015(a)	2014(a)
Net asset value, beginning of period	$36.42		$29.98		$22.80		$30.48	$30.60	$35.22		$36.51		$30.05		$22.83		$30.57	$30.69	$35.31

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.81		0.75		0.57		0.72	0.84	0.75		0.82		0.72		0.57		0.66	0.81	0.81
Net realized and unrealized gain (loss)	(4.87)		6.58		7.22		(7.59)	0.00 (c)	(4.56)		(4.88)		6.64		7.27		(7.56)	0.06	(4.62)

Total from investment operations	(4.06)		7.33		7.79		(6.87)	0.84	(3.81)		(4.06)		7.36		7.84		(6.90)	0.87	(3.81)

Less distributions to shareholders:
From net investment income	(0.05)		(0.89)		(0.61)		(0.81)	(0.96)	(0.81)		(0.05)		(0.90)		(0.62)		(0.84)	(0.99)	(0.81)

Total distributions	(0.05)		(0.89)		(0.61)		(0.81)	(0.96)	(0.81)		(0.05)		(0.90)		(0.62)		(0.84)	(0.99)	(0.81)

Net asset value, end of period	$32.31		$36.42		$29.98		$22.80	$30.48	$30.60		$32.40		$36.51		$30.05		$22.83	$30.57	$30.69

Total Return(d)	(11.15	)%**	24.66%		34.47%		(22.76)%	2.84%	(10.92)%		(11.11	)%**	24.71%		34.67%		(22.80)%	2.91%	(10.87)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$362,509		$479,640		$498,564		$532,366	$1,000,299	$1,308,100		$297,410		$390,827		$301,786		$189,907	$283,712	$447,963
Net expenses to average daily net assets(e)	0.93	%*	0.96%		1.07%		1.09%	1.07%	1.06	%(f)	0.88	%*	0.91%		1.01%		1.04%	1.02%	1.01	%(f)
Net investment income (loss) to average daily net assets(b)	4.73	%*	2.25%		2.08%		2.57%	2.66%	2.33%		4.73	%*	2.14%		2.07%		2.45%	2.55%	2.45%
Portfolio turnover rate	52	%(g)**	87	%(g)	62	%(g)	104%	94%	98%		52	%(g)**	87	%(g)	62	%(g)	104%	94%	98%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.13	%*	0.13%		0.04%		0.03%	0.03%	0.03%		0.11	%*	0.11%		0.03%		0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.06		$0.11		$0.09	(a)	$0.10 (a)	$0.11 (a)	$0.10	(a)	$0.06		$0.11		$0.09	(a)	$0.10 (a)	$0.11 (a)	$0.11	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 69%, 117% and 80%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

74	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class IV Shares										Class V Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017(a)		2016(a)	2015(a)	2014(a)				2018		2017(a)		2016(a)	2015(a)	2014(a)
Net asset value, beginning of period	$36.16		$29.78		$22.65		$30.30	$30.45	$35.04		$36.07		$29.70		$22.59		$30.24	$30.39	$34.98

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.61		0.83		0.53		0.69	0.84	0.84		0.86		0.77		0.61		0.72	0.87	0.78
Net realized and unrealized gain (loss)	(4.62)		6.47		7.24		(7.50)	0.00 (c)	(4.59)		(4.86)		6.53		7.15		(7.50)	0.00 (c)	(4.50)

Total from investment operations	(4.01)		7.30		7.77		(6.81)	0.84	(3.75)		(4.00)		7.30		7.76		(6.78)	0.87	(3.72)

Less distributions to shareholders:
From net investment income	(0.04)		(0.92)		(0.64)		(0.84)	(0.99)	(0.84)		(0.06)		(0.93)		(0.65)		(0.87)	(1.02)	(0.87)

Total distributions	(0.04)		(0.92)		(0.64)		(0.84)	(0.99)	(0.84)		(0.06)		(0.93)		(0.65)		(0.87)	(1.02)	(0.87)

Net asset value, end of period	$32.11		$36.16		$29.78		$22.65	$30.30	$30.45		$32.01		$36.07		$29.70		$22.59	$30.24	$30.39

Total Return(d)	(11.10	)%**	24.74%		34.61%		(22.69)%	2.88%	(10.81)%		(11.08	)%**	24.83%		34.67%		(22.67)%	2.93%	(10.74)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$88,926		$485,104		$582,311		$268,085	$837,963	$748,429		$152,210		$170,962		$110,257		$269,570	$170,125	$406,384
Net expenses to average daily net assets(e)	0.82	%*	0.87%		0.96%		0.99%	0.97%	0.96	%(f)	0.78	%*	0.81%		0.91%		0.94%	0.92%	0.91	%(f)
Net investment income (loss) to average daily net assets(b)	3.55	%*	2.50%		1.92%		2.55%	2.64%	2.57%		5.06	%*	2.29%		2.24%		2.69%	2.77%	2.39%
Portfolio turnover rate	52	%(g)**	87	%(g)	62	%(g)	104%	94%	98%		52	%(g)**	87	%(g)	62	%(g)	104%	94%	98%
Fees and expenses reimbursed and/ or waived by GMO to average daily net assets:	0.11	%*	0.11%		0.03%		0.01%	0.01%	0.01%		0.14	%*	0.14%		0.06%		0.04%	0.04%	0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.04		$0.11		$0.09	(a)	$0.10 (a)	$0.11 (a)	$0.10	(a)	$0.06		$0.11		$0.08	(a)	$0.10 (a)	$0.10 (a)	$0.10	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 69%, 117% and 80%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	75

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017(a)		2016(a)	2015(a)		2014(a)
Net asset value, beginning of period	$36.16		$29.77		$22.62		$30.30	$30.45		$35.04

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.83		0.78		0.63		0.69	0.90		0.78
Net realized and unrealized gain (loss)	(4.83)		6.56		7.17		(7.50)	(0.03	)(c)	(4.47)

Total from investment operations	(4.00)		7.34		7.80		(6.81)	0.87		(3.69)

Less distributions to shareholders:
From net investment income	(0.07)		(0.95)		(0.65)		(0.87)	(1.02)		(0.90)

Total distributions	(0.07)		(0.95)		(0.65)		(0.87)	(1.02)		(0.90)

Net asset value, end of period	$32.09		$36.16		$29.77		$22.62	$30.30		$30.45

Total Return(d)	(11.08	)%**	24.90%		34.83%		(22.71)%	2.96%		(10.69)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,848,713		$3,575,505		$3,524,022		$3,661,271	$5,194,557		$5,220,293
Net expenses to average daily net assets(e)	0.75	%*	0.78%		0.89%		0.91%	0.89%		0.88	%(f)
Net investment income (loss) to average daily net assets(b)	4.86	%*	2.36%		2.32%		2.61%	2.79%		2.43%
Portfolio turnover rate	52	%(g)**	87	%(g)	62	%(g)	104%	94%		98%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.14	%*	0.14%		0.06%		0.04%	0.04%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.06		$0.11		$0.08	(a)	$0.09 (a)	$0.11	(a)	$0.10	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 69%, 117% and 80%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

76	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

FOREIGN SMALL COMPANIES FUND

	Class III Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017		2016	2015	2014
Net asset value, beginning of period	$14.27		$14.41		$12.94		$15.31	$17.29	$14.40

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.14		0.41		0.26		0.26	0.20	0.27
Net realized and unrealized gain (loss)	(0.53)		2.93		1.56		(1.86)	(1.34)	3.62

Total from investment operations	(0.39)		3.34		1.82		(1.60)	(1.14)	3.89

Less distributions to shareholders:
From net investment income	(0.11)		(0.35)		(0.35)		(0.28)	(0.23)	(0.48)
From net realized gains	(1.64)		(3.13)		—		(0.49)	(0.61)	(0.52)

Total distributions	(1.75)		(3.48)		(0.35)		(0.77)	(0.84)	(1.00)

Net asset value, end of period	$12.13		$14.27		$14.41		$12.94	$15.31	$17.29

Total Return(b)	(2.95	)%(c)**	23.52%		14.25%		(10.82)%	(6.34)%	27.54%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,818		$55,169		$246,852		$316,303	$353,778	$236,393
Net expenses to average daily net assets(d)	1.29	%*	0.52%		0.86%		0.86%	0.85%	0.86	%(e)
Net investment income (loss) to average daily net assets(a)	2.19	%*	2.67%		1.84%		1.73%	1.26%	1.73%
Portfolio turnover rate	16	%(f)**	106	%(f)	49	%(f)	60%	58%	57%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.62	%*	0.44%		0.07%		0.07%	0.07%	0.07%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.19		$0.04		$0.02		$0.01	$0.01	$0.00	(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Refunds of taxes withheld by certain countries and any related interest received during the period had a positive impact to total return, adding 1.26%.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 32%, 128% and 51%, respectively, of the average value of its portfolio.

(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	77

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class II Shares										Class III Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017		2016	2015	2014				2018		2017		2016	2015	2014
Net asset value, beginning of period	$23.63		$20.18		$18.17		$23.43	$26.16	$20.94		$23.92		$20.41		$18.38		$23.70	$26.44	$21.16

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.44		0.41		0.70		0.57	0.66	0.80		0.46		0.61		0.63		0.59	0.69	0.86
Net realized and unrealized gain (loss)	(1.90)		3.78		2.07		(5.19)	(1.42)	4.88		(1.94)		3.64		2.19		(5.25)	(1.45)	4.90

Total from investment operations	(1.46)		4.19		2.77		(4.62)	(0.76)	5.68		(1.48)		4.25		2.82		(4.66)	(0.76)	5.76

Less distributions to shareholders:
From net investment income	(0.14)		(0.74)		(0.76)		(0.64)	(1.07)	(0.46)		(0.14)		(0.74)		(0.79)		(0.66)	(1.08)	(0.48)
From net realized gains	—		—		—		—	(0.90)	—		—		—		—		—	(0.90)	—

Total distributions	(0.14)		(0.74)		(0.76)		(0.64)	(1.97)	(0.46)		(0.14)		(0.74)		(0.79)		(0.66)	(1.98)	(0.48)

Net asset value, end of period	$22.03		$23.63		$20.18		$18.17	$23.43	$26.16		$22.30		$23.92		$20.41		$18.38	$23.70	$26.44

Total Return(b)	(6.20	)%**	20.85%		15.45%		(19.99)%	(2.55)%	27.41%		(6.18	)%**	20.96%		15.53%		(19.95)%	(2.50)%	27.53%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,852		$23,736		$10,302		$81,206	$118,737	$139,401		$467,096		$485,782		$731,060		$1,043,305	$1,523,128	$1,555,509
Net expenses to average daily net assets(c)	0.72	%*	0.72%		0.72%		0.72%	0.72%	0.72	%(d)	0.65	%*	0.65%		0.65%		0.65%	0.65%	0.65	%(d)
Net investment income (loss) to average daily net assets(a)	3.84	%*	1.77%		3.62%		2.65%	2.63%	3.47%		3.91	%*	2.68%		3.16%		2.70%	2.73%	3.62%
Portfolio turnover rate	21	%(e)**	45	%(e)	27	%(e)	75%	70%	48%		21	%(e)**	45	%(e)	27	%(e)	75%	70%	48%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.04%		0.04%		0.04%	0.04%	0.04%		0.03	%*	0.04%		0.04%		0.04%	0.04%	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 26%, 61% and 50%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

78	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017		2016	2015	2014
Net asset value, beginning of period	$23.87		$20.38		$18.36		$23.66	$26.41	$21.14

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.48		0.56		0.63		0.62	0.67	0.89
Net realized and unrealized gain (loss)	(1.94)		3.69		2.19		(5.25)	(1.42)	4.88

Total from investment operations	(1.46)		4.25		2.82		(4.63)	(0.75)	5.77

Less distributions to shareholders:
From net investment income	(0.15)		(0.76)		(0.80)		(0.67)	(1.10)	(0.50)
From net realized gains	—		—		—		—	(0.90)	—

Total distributions	(0.15)		(0.76)		(0.80)		(0.67)	(2.00)	(0.50)

Net asset value, end of period	$22.26		$23.87		$20.38		$18.36	$23.66	$26.41

Total Return(b)	(6.13	)%**	20.98%		15.57%		(19.85)%	(2.47)%	27.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,502,054		$4,558,167		$5,072,024		$7,051,400	$11,374,017	$11,926,293
Net expenses to average daily net assets(c)	0.59	%*	0.59%		0.59%		0.59%	0.59%	0.59	%(d)
Net investment income (loss) to average daily net assets(a)	4.14	%*	2.45%		3.19%		2.80%	2.66%	3.74%
Portfolio turnover rate	21	%(e)**	45	%(e)	27	%(e)	75%	70%	48%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.04%		0.04%		0.04%	0.04%	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 26%, 61% and 50%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	79

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL LARGE/MID CAP EQUITY FUND

	Class III Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017		2016	2015	2014
Net asset value, beginning of period	$26.33		$25.44		$23.46		$30.16	$35.20	$28.96

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.74		1.01		0.96		0.81	0.92	1.18
Net realized and unrealized gain (loss)	(1.98)		4.06		2.40		(6.71)	(2.19)	6.56

Total from investment operations	(1.24)		5.07		3.36		(5.90)	(1.27)	7.74

Less distributions to shareholders:
From net investment income	(0.55)		(0.90)		(1.38)		(0.80)	(1.46)	(1.50)
From net realized gains	(2.69)		(3.28)		—		—	(2.31)	—

Total distributions	(3.24)		(4.18)		(1.38)		(0.80)	(3.77)	(1.50)

Net asset value, end of period	$21.85		$26.33		$25.44		$23.46	$30.16	$35.20

Total Return(b)	(4.97	)%(c)**	20.64%		14.70%		(19.82)%	(3.33)%	27.30%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,425		$81,119		$39,141		$459,614	$592,365	$598,840
Net expenses to average daily net assets(d)	1.23	%*	0.60%		0.54%		0.53%	0.53%	0.53	%(e)
Net investment income (loss) to average daily net assets(a)	6.03	%*	3.81%		3.84%		2.90%	2.80%	3.70%
Portfolio turnover rate	18	%(f)**	47	%(f)	26	%(f)	88%	82%	54%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.37	%*	0.28%		0.08%		0.06%	0.07%	0.06%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Refunds of taxes withheld by certain countries and any related interest received during the period had a positive impact to total return, adding 2.22%.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 69%, 128% and 51%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

80	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares										Class IV Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017		2016	2015	2014				2018		2017		2016	2015	2014
Net asset value, beginning of period	$25.13		$22.05		$18.99		$22.98	$25.08	$23.81		$25.17		$22.08		$19.01		$23.01	$25.10	$23.83

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19		0.36		0.35		0.38	0.42	0.51		0.20		0.37		0.36		0.39	0.43	0.53
Net realized and unrealized gain (loss)	2.26		4.70		3.44		(1.04)	2.91	3.70		2.25		4.70		3.45		(1.05)	2.92	3.70

Total from investment operations	2.45		5.06		3.79		(0.66)	3.33	4.21		2.45		5.07		3.81		(0.66)	3.35	4.23

Less distributions to shareholders:
From net investment income	(0.08)		(0.41)		(0.35)		(0.42)	(0.49)	(0.53)		(0.08)		(0.41)		(0.36)		(0.43)	(0.50)	(0.55)
From net realized gains	(1.00)		(1.57)		(0.38)		(2.91)	(4.94)	(2.41)		(1.00)		(1.57)		(0.38)		(2.91)	(4.94)	(2.41)

Total distributions	(1.08)		(1.98)		(0.73)		(3.33)	(5.43)	(2.94)		(1.08)		(1.98)		(0.74)		(3.34)	(5.44)	(2.96)

Net asset value, end of period	$26.50		$25.13		$22.05		$18.99	$22.98	$25.08		$26.54		$25.17		$22.08		$19.01	$23.01	$25.10

Total Return(b)	9.97	%**	23.32%		20.25%		(2.89)%	14.73%	18.38%		9.98	%**	23.37%		20.33%		(2.88)%	14.81%	18.43%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,199,674		$3,524,103		$3,587,627		$3,968,156	$5,336,063	$5,747,512		$1,179,485		$957,900		$1,222,874		$1,294,033	$2,201,876	$2,134,444
Net expenses to average daily net assets(c)	0.48	%*	0.48%		0.48%		0.48%	0.48%	0.48	%(d)	0.44	%*	0.44%		0.44%		0.44%	0.44%	0.44	%(d)
Net investment income (loss) to average daily net assets(a)	1.53	%*	1.48%		1.72%		1.79%	1.71%	2.04%		1.59	%*	1.53%		1.76%		1.83%	1.77%	2.07%
Portfolio turnover rate	10	%**(e)	10	%(e)	29	%(e)	37%	60%	48%		10	%**(e)	10	%(e)	29	%(e)	37%	60%	48%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02%		0.02%		0.02%	0.02%	0.01%		0.02	%*	0.02%		0.02%		0.02%	0.02%	0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 11%, 23% and 48%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	81

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class V Shares										Class VI Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017		2016	2015	2014				2018		2017		2016	2015	2014
Net asset value, beginning of period	$25.17		$22.08		$19.01		$23.01	$25.10	$23.82		$25.13		$22.05		$18.99		$22.99	$25.09	$23.82

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.20		0.41		0.36		0.39	0.44	0.56		0.21		0.38		0.36		0.40	0.45	0.54
Net realized and unrealized gain (loss)	2.26		4.66		3.46		(1.05)	2.92	3.68		2.24		4.70		3.46		(1.04)	2.90	3.70

Total from investment operations	2.46		5.07		3.82		(0.66)	3.36	4.24		2.45		5.08		3.82		(0.64)	3.35	4.24

Less distributions to shareholders:
From net investment income	(0.08)		(0.41)		(0.37)		(0.43)	(0.51)	(0.55)		(0.08)		(0.43)		(0.38)		(0.45)	(0.51)	(0.56)
From net realized gains	(1.00)		(1.57)		(0.38)		(2.91)	(4.94)	(2.41)		(1.00)		(1.57)		(0.38)		(2.91)	(4.94)	(2.41)

Total distributions	(1.08)		(1.98)		(0.75)		(3.34)	(5.45)	(2.96)		(1.08)		(2.00)		(0.76)		(3.36)	(5.45)	(2.97)

Net asset value, end of period	$26.55		$25.17		$22.08		$19.01	$23.01	$25.10		$26.50		$25.13		$22.05		$18.99	$22.99	$25.09

Total Return(b)	10.03	%**	23.38%		20.39%		(2.89)%	14.86%	18.49%		10.01	%**	23.43%		20.39%		(2.83)%	14.83%	18.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$168,316		$156,086		$462,677		$277,186	$267,809	$653,307		$2,623,317		$3,561,976		$3,359,025		$1,732,420	$2,496,930	$3,675,950
Net expenses to average daily net assets(c)	0.42	%*	0.42%		0.42%		0.42%	0.42%	0.42	%(d)	0.39	%*	0.39%		0.39%		0.39%	0.39%	0.39	%(d)
Net investment income (loss) to average daily net assets(a)	1.60	%*	1.74%		1.72%		1.85%	1.81%	2.22%		1.64	%*	1.57%		1.73%		1.88%	1.83%	2.13%
Portfolio turnover rate	10	%**(e)	10	%(e)	29	%(e)	37%	60%	48%		10	%**(e)	10	%(e)	29	%(e)	37%	60%	48%
Fees and expenses reimbursed and/ or waived by GMO to average daily net assets:	0.02	%*	0.02%		0.02%		0.02%	0.02%	0.01%		0.02	%*	0.02%		0.02%		0.02%	0.02%	0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 11%, 23% and 48%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

82	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares										Class IV Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017		2016	2015	2014				2018		2017		2016	2015	2014(a)
Net asset value, beginning of period	$20.88		$17.31		$11.74		$16.33	$21.88	$21.59		$20.81		$17.25		$11.71		$16.28	$21.86	$21.40

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.36		0.33		0.30		0.47	0.87	0.51		0.38		0.38		0.34		0.46	0.75	0.45
Net realized and unrealized gain (loss)	(0.79)		4.02		5.75		(4.67)	(3.77)	0.45		(0.81)		3.97		5.68		(4.63)	(3.65)	0.70

Total from investment operations	(0.43)		4.35		6.05		(4.20)	(2.90)	0.96		(0.43)		4.35		6.02		(4.17)	(2.90)	1.15

Less distributions to shareholders:
From net investment income	(0.25)		(0.78)		(0.48)		(0.39)	(1.03)	(0.40)		(0.25)		(0.79)		(0.48)		(0.40)	(1.06)	(0.42)
From net realized gains	—		—		—		—	(1.62)	(0.27)		—		—		—		—	(1.62)	(0.27)

Total distributions	(0.25)		(0.78)		(0.48)		(0.39)	(2.65)	(0.67)		(0.25)		(0.79)		(0.48)		(0.40)	(2.68)	(0.69)

Net asset value, end of period	$20.20		$20.88		$17.31		$11.74	$16.33	$21.88		$20.13		$20.81		$17.25		$11.71	$16.28	$21.86

Total Return(c)	(2.11	)%**	26.00%		51.75%		(25.76)%	(12.81)%	4.54%		(2.13	)%**	26.12%		51.72%		(25.68)%	(12.82)%	5.48	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$119,927		$54,037		$22,562		$13,864	$23,734	$81,646		$327,006		$296,196		$190,260		$170,919	$119,308	$138,358
Net expenses to average daily net assets(d)	0.75	%(e)*	0.76	%(e)	0.77%		0.77%	0.76%	0.75	%(f)	0.71	%(e)*	0.71	%(e)	0.72%		0.72%	0.71%	0.70	%*(f)
Net investment income (loss) to average daily net assets(b)	3.41	%*	1.77%		1.99%		3.36%	4.01%	2.36%		3.58	%*	2.04%		2.26%		3.31%	3.58%	2.23	%*
Portfolio turnover rate	23	%**(g)	48	%(g)	29	%(g)	130%	126%	40%		23	%(g)**	48	%(g)	29	%(g)	130%	126%	40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		0.06	%(d)	0.10%		0.10%	0.08%	0.10%		—		0.06	%(d)	0.10%		0.11%	0.09%	0.11	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.05		$0.02		$0.03	$0.07	$0.06		$0.02		$0.04		$0.02		$0.02	$0.03	$0.03

(a)	Period from March 20, 2013 (commencement of operations) through February 28, 2014.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 48%, 85% and 40%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	83

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RISK PREMIUM FUND

	Class III Shares									Class VI Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,							Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018	2017(a)	2016(a)	2015(a)		2014(a)				2018	2017(a)	2016(a)	2015(a)		2014(a)
Net asset value, beginning of period	$26.74		$29.93	$26.91	$29.73	$31.74		$31.59		$26.88		$30.07	$27.00	$29.82	$31.80		$31.59

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.19		0.10	(0.05)	(0.12)	(0.18)		(0.18)		0.20		0.14	(0.02)	(0.12)	(0.15)		(0.15)
Net realized and unrealized gain (loss)	1.35		1.78	5.22	(0.30)	1.02		2.13		1.37		1.78	5.24	(0.30)	1.02		2.16

Total from investment operations	1.54		1.88	5.17	(0.42)	0.84		1.95		1.57		1.92	5.22	(0.42)	0.87		2.01

Less distributions to shareholders:
From net investment income	(0.09)		(0.06)	—	—	—		—		(0.10)		(0.10)	—	—	—		—
From net realized gains	—		(5.01)	(2.15)	(2.40)	(2.85)		(1.80)		—		(5.01)	(2.15)	(2.40)	(2.85)		(1.80)

Total distributions	(0.09)		(5.07)	(2.15)	(2.40)	(2.85)		(1.80)		(0.10)		(5.11)	(2.15)	(2.40)	(2.85)		(1.80)

Net asset value, end of period	$28.19		$26.74	$29.93	$26.91	$29.73		$31.74		$28.35		$26.88	$30.07	$27.00	$29.82		$31.80

Total Return(c)	5.78	%**	6.09%	19.50%	(1.66)%	3.19%		6.42%		5.87	%**	6.17%	19.62%	(1.65)%	3.29%		6.61%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,372		$3,434	$5,049	$6,807	$4,832		$7,489		$494,626		$142,238	$155,375	$223,854	$432,465		$730,196
Net expenses to average daily net assets	0.60	%*	0.60%	0.61%	0.60%	0.61	%(d)	0.60	%(d)(e)	0.51	%*	0.51%	0.51%	0.51%	0.51	%(d)	0.51	%(d)(e)
Net investment income (loss) to average daily net assets(b)	1.37	%*	0.34%	(0.16)%	(0.45)%	(0.58)%		(0.57)%		1.43	%*	0.47%	(0.07)%	(0.37)%	(0.49)%		(0.48)%
Portfolio turnover rate	26	%**	0%	0%	0%	112%		0%		26	%**	0%	0%	0%	112%		0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.08%	0.06%	0.05%	0.04%		0.05%		0.04	%*	0.08%	0.06%	0.05%	0.03%		0.05%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)	$0.01	$0.02 (a)	$0.08 (a)	$0.14	(a)	$0.01	(a)	$0.00	(f)	$0.01	$0.02 (a)	$0.07 (a)	$0.13	(a)	$0.01	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

84	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017		2016	2015	2014
Net asset value, beginning of period	$17.00		$14.28		$12.92		$16.80	$18.03	$14.56

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.30		0.38		0.41		0.40	0.47	0.57
Net realized and unrealized gain (loss)	(1.55)		2.84		1.50		(3.82)	(1.05)	3.37

Total from investment operations	(1.25)		3.22		1.91		(3.42)	(0.58)	3.94

Less distributions to shareholders:
From net investment income	(0.04)		(0.50)		(0.55)		(0.46)	(0.65)	(0.47)
From net realized gains	(0.53)		—		—		—	—	—

Total distributions	(0.57)		(0.50)		(0.55)		(0.46)	(0.65)	(0.47)

Net asset value, end of period	$15.18		$17.00		$14.28		$12.92	$16.80	$18.03

Total Return(b)	(7.44	)%**	22.70%		15.05%		(20.63)%	(3.10)%	27.37%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$52,363		$68,782		$115,733		$215,977	$427,048	$485,665
Net expenses to average daily net assets(c)	0.75	%*	0.70%		0.68%		0.66%	0.66%	0.66%
Net investment income (loss) to average daily net assets(a)	3.69	%*	2.35%		2.95%		2.59%	2.71%	3.54%
Portfolio turnover rate	12	%(d)**	43	%(d)	47	%(d)	79%	69%	49%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.42	%*	0.34%		0.23%		0.14%	0.12%	0.10%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 28%, 80% and 54%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	85

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY FUND (FORMERLY U.S. EQUITY ALLOCATION FUND)

	Class III Shares										Class IV Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017		2016	2015	2014				2018		2017		2016	2015	2014
Net asset value, beginning of period	$15.41		$15.14		$13.79		$16.61	$17.27	$14.51		$15.42		$15.16		$13.76		$16.58	$17.24	$14.48

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.11		0.27		0.27		0.24	0.28	0.28		0.12		0.30		0.25		0.25	0.29	0.29
Net realized and unrealized gain (loss)	0.63		1.73		2.89		(1.20)	1.66	2.77		0.64		1.70		2.92		(1.20)	1.66	2.77

Total from investment operations	0.74		2.00		3.16		(0.96)	1.94	3.05		0.76		2.00		3.17		(0.95)	1.95	3.06

Less distributions to shareholders:
From net investment income	(0.06)		(0.28)		(0.34)		(0.26)	(0.31)	(0.29)		(0.07)		(0.29)		(0.30)		(0.27)	(0.32)	(0.30)
From net realized gains	(1.18)		(1.45)		(1.47)		(1.60)	(2.29)	—		(1.18)		(1.45)		(1.47)		(1.60)	(2.29)	—

Total distributions	(1.24)		(1.73)		(1.81)		(1.86)	(2.60)	(0.29)		(1.25)		(1.74)		(1.77)		(1.87)	(2.61)	(0.30)

Net asset value, end of period	$14.91		$15.41		$15.14		$13.79	$16.61	$17.27		$14.93		$15.42		$15.16		$13.76	$16.58	$17.24

Total Return(b)	5.06	%**	13.76%		23.59%		(6.17)%	12.18%	21.11%		5.15	%**	13.74%		23.69%		(6.10)%	12.27%	21.21%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,047		$77,297		$109,726		$194,615	$286,934	$488,982		$38,064		$36,025		$16,707		$513,751	$431,841	$288,782
Net expenses to average daily net assets(c)	0.46	%*	0.46%		0.46%		0.46%	0.46%	0.46	%(d)	0.41	%*	0.41%		0.41%		0.41%	0.41%	0.41	%(d)
Net investment income (loss) to average daily net assets(a)	1.46	%*	1.78%		1.80%		1.57%	1.59%	1.71%		1.51	%*	1.94%		1.73%		1.65%	1.63%	1.75%
Portfolio turnover rate	47	%**(e)	79	%(e)	66	%(e)	89%	67%	74%		47	%**(e)	79	%(e)	66	%(e)	89%	67%	74%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.02%		0.02%		0.02%	0.02%	0.02%		0.03	%*	0.02%		0.02%		0.02%	0.02%	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 55%, 100% and 91%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

86	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY FUND (FORMERLY U.S. EQUITY ALLOCATION FUND) (continued)

	Class V Shares										Class VI Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28, 2018		Period from August 9, 2016 through February 28, 2017		Period from March 1, 2014 through July 30, 2014(a)		Period from January 21, 2014 (commencement of operations) through February 28, 2014		Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
													2018		2017		2016	2015	2014
Net asset value, beginning of period	$15.35		$15.09		$14.95		$17.24		$17.17		$15.31		$15.06		$13.73		$16.54	$17.21	$14.47

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.12		0.29		0.16		0.12		0.04		0.12		0.29		0.27		0.26	0.30	0.30
Net realized and unrealized gain (loss)	0.62		1.71		1.50		0.90		0.03		0.63		1.71		2.89		(1.19)	1.65	2.74

Total from investment operations	0.74		2.00		1.66		1.02		0.07		0.75		2.00		3.16		(0.93)	1.95	3.04

Less distributions to shareholders:
From net investment income	(0.06)		(0.29)		(0.19)		(0.04)		—		(0.07)		(0.30)		(0.36)		(0.28)	(0.33)	(0.30)
From net realized gains	(1.18)		(1.45)		(1.33)		(0.43)		—		(1.18)		(1.45)		(1.47)		(1.60)	(2.29)	—

Total distributions	(1.24)		(1.74)		(1.52)		(0.47)		—		(1.25)		(1.75)		(1.83)		(1.88)	(2.62)	(0.30)

Net asset value, end of period	$14.85		$15.35		$15.09		$17.79		$17.24		$14.81		$15.31		$15.06		$13.73	$16.54	$17.21

Total Return(c)	5.10	%**	13.84%		11.37	%**	5.88	%**	0.39	%**	5.13	%**	13.84%		23.68%		(6.02)%	12.28%	21.14%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,864		$60,386		$164,652		$220,333		$259,581		$843,142		$1,200,008		$1,469,935		$3,838,628	$6,031,361	$7,082,304
Net expenses to average daily net assets(e)	0.40%		0.40%		0.40	%*	0.40	%*	0.40	%*(d)	0.37	%*	0.37%		0.37%		0.37%	0.37%	0.37	%(d)
Net investment income (loss) to average daily net assets(b)	1.53	%*	1.88%		1.93	%*	1.69	%*	1.97	%*	1.57	%*	1.88%		1.87%		1.68%	1.70%	1.85%
Portfolio turnover rate	47	%**(f)	79	%(f)	66	%(f)**	34	%**(g)	74	%**	47	%**(f)	79	%(f)	66	%(f)	89%	67%	74%
Fees and expenses reimbursed and/ or waived by GMO to average daily net assets:	0.03	%*	0.02%		0.02	%*	0.02	%*	0.01	%*	0.03	%*	0.02%		0.02%		0.02%	0.02%	0.02%

(a)	The class was inactive from July 31, 2014 to August 8, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018, the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 55%, 100% and 91%, respectively, of the average value of its portfolio.

(g)	Calculation represents portfolio turnover of the fund for the period ended July 30, 2014.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	87

GMO Trust Funds

Notes to Financial Statements

August 31, 2018 (Unaudited)

1.	Organization

Each of Climate Change Fund, Emerging Domestic Opportunities Fund, Emerging Markets Fund, Foreign Small Companies Fund, International Equity Fund, International Large/Mid Cap Equity Fund, Quality Fund, Resources Fund, Risk Premium Fund, Tax-Managed International Equities Fund and U.S. Equity Fund (formerly U.S. Equity Allocation Fund) (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Climate Change Fund	Not Applicable	High total return
Emerging Domestic Opportunities Fund	Not Applicable	Total Return
Emerging Markets Fund	S&P/IFCI Composite Index	Total return in excess of benchmark
Foreign Small Companies Fund	S&P Developed ex-U.S. Small Cap Index	Total return in excess of benchmark
International Equity Fund	Not Applicable	High total return
International Large/Mid Cap Equity Fund	Not Applicable	High total return
Quality Fund	Not Applicable	Total return
Resources Fund	Not Applicable	Total return
Risk Premium Fund	Not Applicable	Total return
Tax-Managed International Equities Fund	Not Applicable	High after-tax total return
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	Not Applicable	High total return

International Large/Mid Cap Equity Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2018, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, if any, that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2018. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2018 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Fair valued using inputs obtained from an independent pricing service (Net)
Climate Change Fund	0%	§	65%
Emerging Domestic Opportunities Fund	—		66%
Emerging Markets Fund	< 1%		87%
Foreign Small Companies Fund	—		91%
International Equity Fund	0%	§	95%
International Large/Mid Cap Equity Fund	0%	§	90%
Quality Fund	—		16%
Resources Fund	0%	§	78%
Risk Premium Fund	—		(1)%
Tax-Managed International Equities Fund	0%	§	93%
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	—		—

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2018.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At August 31, 2018, direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure are described in the Level 3 securities and derivatives table below.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2018:

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$863,903	$—	$—		$863,903
Australia	—	1,538,845	0	§	1,538,845
Austria	—	175,196	—		175,196
Brazil	—	1,364,026	—		1,364,026
Canada	1,441,390	—	—		1,441,390
China	—	4,689,326	—		4,689,326
Denmark	—	4,020,894	—		4,020,894
Finland	—	209,687	—		209,687
France	—	6,661,254	—		6,661,254
Germany	—	4,083,231	—		4,083,231
Israel	—	1,379,270	—		1,379,270
Italy	—	2,106,193	—		2,106,193
Japan	—	8,164,671	—		8,164,671
Netherlands	—	1,484,584	—		1,484,584
Norway	—	5,461,404	—		5,461,404
Pakistan	—	791,219	—		791,219
Poland	—	1,726,781	—		1,726,781
Portugal	—	864,622	—		864,622
Russia	—	4,305,631	—		4,305,631
South Africa	—	72,025	—		72,025
South Korea	—	1,288,376	—		1,288,376
Spain	—	2,665,308	—		2,665,308
Sweden	—	927,482	—		927,482
Switzerland	—	203,781	—		203,781
Taiwan	—	180,441	—		180,441
Thailand	—	112,820	—		112,820
Ukraine	—	579,102	—		579,102
United Kingdom	—	2,478,315	—		2,478,315
United States	23,860,088	—	—		23,860,088

TOTAL COMMON STOCKS	26,165,381	57,534,484	0	§	83,699,865

Preferred Stocks
Chile	3,229,838	—	—		3,229,838

TOTAL PREFERRED STOCKS	3,229,838	—	—		3,229,838

MUTUAL FUNDS
United States	1,665,159	—	—		1,665,159

TOTAL MUTUAL FUNDS	1,665,159	—	—		1,665,159

Short-Term Investments	253,712	—	—		253,712

Total Investments	31,314,090	57,534,484	0	§	88,848,574

Total	$31,314,090	$57,534,484	$0	§	$88,848,574

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Belgium	$9,267,062	$—	$—	$9,267,062
Brazil	—	32,346,936	—	32,346,936
China	89,357,783	161,641,799	—	250,999,582
France	—	31,294,420	—	31,294,420
Hong Kong	—	67,755,077	—	67,755,077
India	—	248,425,041	21,310,628	269,735,669
Indonesia	—	17,202,988	—	17,202,988
Mexico	15,558,606	—	—	15,558,606
Peru	10,831,670	—	—	10,831,670
Philippines	—	49,859,667	—	49,859,667
Russia	—	17,075,814	—	17,075,814
South Africa	—	8,586,130	—	8,586,130
South Korea	—	8,932,802	—	8,932,802
Switzerland	—	40,533,572	—	40,533,572
Taiwan	—	127,235,031	—	127,235,031
Thailand	—	69,237,591	—	69,237,591
United Kingdom	—	99,966,218	—	99,966,218
United States	14,342,302	—	—	14,342,302

TOTAL COMMON STOCKS	139,357,423	980,093,086	21,310,628	1,140,761,137

Preferred Stocks
Brazil	—	39,075,253	—	39,075,253

TOTAL PREFERRED STOCKS	—	39,075,253	—	39,075,253

Investment Funds
Brazil	10,368,035	—	—	10,368,035
China	24,425,118	9,846,832	—	34,271,950
Mexico	16,199,412	—	—	16,199,412
Taiwan	96,038,494	—	—	96,038,494
Thailand	—	36,827,694	—	36,827,694
United States	101,996,421	—	—	101,996,421

TOTAL INVESTMENT FUNDS	249,027,480	46,674,526	—	295,702,006

Debt Obligations
Brazil	—	17,630,237	—	17,630,237

TOTAL DEBT OBLIGATIONS	—	17,630,237	—	17,630,237

Mutual Funds
United States	55,855,727	—	—	55,855,727

TOTAL MUTUAL FUNDS	55,855,727	—	—	55,855,727

Short-Term Investments	53,932,004	—	—	53,932,004

Total Investments	498,172,634	1,083,473,102	21,310,628	1,602,956,364

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,641,047	—	1,641,047

Total	$498,172,634	$1,085,114,149	$21,310,628	$1,604,597,411

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,116,950)	$—	$(2,116,950)
Futures Contracts
Equity Risk	(512,178)	—	—	(512,178)
Swap Contracts
Equity Risk	—	(915,351)	—	(915,351)

Total	$(512,178)	$(3,032,301)	$—	$(3,544,479)

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$19,866,098	$49,031,052	$—	$68,897,150
Chile	—	2,896,859	—	2,896,859
China	54,222,542	683,506,573	678,957	738,408,072
Colombia	6,204,037	—	—	6,204,037
Czech Republic	—	5,888,384	—	5,888,384
Egypt	—	376,942	—	376,942
India	—	141,222,269	—	141,222,269
Indonesia	969,807	99,930,464	—	100,900,271
Malaysia	—	3,965,858	—	3,965,858
Mexico	114,134,844	—	—	114,134,844
Pakistan	—	5,407,816	—	5,407,816
Peru	2,834,260	—	—	2,834,260
Philippines	—	38,824,888	—	38,824,888
Poland	—	89,301,847	—	89,301,847
Qatar	—	50,112,900	—	50,112,900
Russia	40,589,944	488,396,922	—	528,986,866
South Africa	726,310	174,403,751	—	175,130,061
South Korea	—	206,127,973	—	206,127,973
Sri Lanka	—	834,693	—	834,693
Taiwan	63,284,914	697,464,962	—	760,749,876
Thailand	—	208,820,140	—	208,820,140
Turkey	—	165,902,233	—	165,902,233
United Arab Emirates	—	28,698,145	—	28,698,145
United Kingdom	—	23,358,099	—	23,358,099

TOTAL COMMON STOCKS	302,832,756	3,164,472,770	678,957	3,467,984,483

Preferred Stocks
Brazil	—	14,431,509	—	14,431,509
Colombia	230,371	—	—	230,371
Russia	—	13,239,659	—	13,239,659
South Korea	—	62,268,870	—	62,268,870
Taiwan	—	1,224,107	—	1,224,107

TOTAL PREFERRED STOCKS	230,371	91,164,145	—	91,394,516

Investment Funds
Russia	—	—	99,022	99,022
Thailand	—	9,335,665	—	9,335,665
United States	70,250,843	—	—	70,250,843

TOTAL INVESTMENT FUNDS	70,250,843	9,335,665	99,022	79,685,530

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$84,508,659	$—	$—	$84,508,659

TOTAL MUTUAL FUNDS	84,508,659	—	—	84,508,659

Short-Term Investments	5,016,432	—	—	5,016,432

Total Investments	462,839,061	3,264,972,580	777,979	3,728,589,620

Derivatives^
Swap Contracts
Equity Risk	—	770,262	—	770,262

Total	$462,839,061	$3,265,742,842	$777,979	$3,729,359,882

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(20,827,310)	$—	$—	$(20,827,310)

Foreign Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$655,200	$—	$655,200
Austria	—	264,184	—	264,184
Belgium	—	237,571	—	237,571
Brazil	—	61,083	—	61,083
Canada	1,184,893	—	—	1,184,893
China	—	437,590	—	437,590
Finland	—	237,031	—	237,031
France	—	1,087,797	—	1,087,797
Germany	—	1,185,595	—	1,185,595
Hong Kong	—	372,335	—	372,335
India	—	444,715	—	444,715
Indonesia	—	19,792	—	19,792
Italy	—	542,185	—	542,185
Japan	—	5,016,194	—	5,016,194
Malaysia	—	328,821	—	328,821
Norway	—	215,129	—	215,129
Poland	—	32,942	—	32,942
Portugal	—	159,531	—	159,531
Singapore	—	441,021	—	441,021
South Africa	—	108,694	—	108,694
South Korea	—	1,438,841	—	1,438,841
Spain	—	435,300	—	435,300
Sweden	—	545,415	—	545,415
Switzerland	—	1,099,644	—	1,099,644
Taiwan	—	550,481	—	550,481
Turkey	—	3,730	—	3,730
United Kingdom	—	2,928,242	—	2,928,242

TOTAL COMMON STOCKS	1,184,893	18,849,063	—	20,033,956

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Foreign Small Companies Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Germany	$—	$37,353	$—		$37,353

TOTAL PREFERRED STOCKS	—	37,353	—		37,353

Mutual Funds
United States	639,328	—	—		639,328

TOTAL MUTUAL FUNDS	639,328	—	—		639,328

Short-Term Investments	45,712	—	—		45,712

Total Investments	1,869,933	18,886,416	—		20,756,349

Total	$1,869,933	$18,886,416	$—		$20,756,349

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(4,801)	$—	$—		$(4,801)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$196,293,815	$—		$196,293,815
Austria	—	32,202,810	—		32,202,810
Belgium	—	20,676,512	—		20,676,512
Denmark	20,549,471	46,779,327	—		67,328,798
Finland	—	8,356,342	—		8,356,342
France	47,013,705	268,800,445	—		315,814,150
Germany	—	465,551,416	—		465,551,416
Hong Kong	—	137,032,866	—		137,032,866
Ireland	7,869,895	—	—		7,869,895
Israel	—	9,614,025	—		9,614,025
Italy	77,915,929	109,730,379	—		187,646,308
Japan	—	1,107,233,813	—		1,107,233,813
Malta	—	—	0	§	0	§
Netherlands	—	109,299,597	—		109,299,597
New Zealand	—	1,688,219	—		1,688,219
Norway	—	149,062,582	—		149,062,582
Portugal	—	4,929,415	—		4,929,415
Singapore	—	14,432,477	—		14,432,477
Spain	—	29,215,857	—		29,215,857
Sweden	—	231,195,330	—		231,195,330
Switzerland	—	205,499,550	—		205,499,550
United Kingdom	17,478,661	602,716,984	—		620,195,645

TOTAL COMMON STOCKS	170,827,661	3,750,311,761	0	§	3,921,139,422

Preferred Stocks
Germany	—	25,075,689	—		25,075,689

TOTAL PREFERRED STOCKS	—	25,075,689	—		25,075,689

Mutual Funds
United States	22,343,940	—	—		22,343,940

TOTAL MUTUAL FUNDS	22,343,940	—	—		22,343,940

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
International Equity Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$9,905,611	$—	$—		$9,905,611

Total Investments	203,077,212	3,775,387,450	0	§	3,978,464,662

Total	$203,077,212	$3,775,387,450	$0	§	$3,978,464,662

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(323,533)	$—	$—		$(323,533)

International Large/Mid Cap Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$675,605	$—		$675,605
Austria	—	373,667	—		373,667
Belgium	—	5,471	—		5,471
Denmark	73,755	195,379	—		269,134
Finland	—	352,494	—		352,494
France	305,319	1,392,707	—		1,698,026
Germany	—	1,607,310	—		1,607,310
Hong Kong	—	1,123,761	—		1,123,761
Ireland	119,216	—	—		119,216
Israel	9,164	—	—		9,164
Italy	402,085	407,459	—		809,544
Japan	—	5,216,530	—		5,216,530
Malta	—	—	0	§	0	§
Netherlands	—	711,751	—		711,751
Norway	—	180,591	—		180,591
Singapore	—	134,684	—		134,684
Sweden	—	760,650	—		760,650
Switzerland	—	1,067,178	—		1,067,178
United Kingdom	148,959	2,924,586	—		3,073,545

TOTAL COMMON STOCKS	1,058,498	17,129,823	0	§	18,188,321

Preferred Stocks
Germany	—	294,645	—		294,645

TOTAL PREFERRED STOCKS	—	294,645	—		294,645

MUTUAL FUNDS
United States	477,713	—	—		477,713

TOTAL MUTUAL FUNDS	477,713	—	—		477,713

Short-Term Investments	69,503	—	—		69,503

Total Investments	1,605,714	17,424,468	0	§	19,030,182

Derivatives^
Futures Contracts
Equity Risk	218	—	—		218

Total	$1,605,932	$17,424,468	$0	§	$19,030,400

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Quality Fund
Asset Valuation Inputs
Common Stocks
Germany	$—	$128,766,730	$—		$128,766,730
Switzerland	—	405,574,879	—		405,574,879
Taiwan	—	153,830,965	—		153,830,965
United Kingdom	—	486,607,812	—		486,607,812
United States	5,858,915,409	—	—		5,858,915,409

TOTAL COMMON STOCKS	5,858,915,409	1,174,780,386	—		7,033,695,795

Mutual Funds
United States	51,094,345	—	—		51,094,345

TOTAL MUTUAL FUNDS	51,094,345	—	—		51,094,345

Short-Term Investments	102,545,284	—	—		102,545,284

Total Investments	6,012,555,038	1,174,780,386	—		7,187,335,424

Total	$6,012,555,038	$1,174,780,386	$—		$7,187,335,424

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$4,632,183	$—	$—		$4,632,183
Australia	—	20,723,213	—		20,723,213
Austria	—	3,035,169	—		3,035,169
Brazil	—	4,332,127	—		4,332,127
Canada	4,155,285	—	—		4,155,285
China	—	10,223,636	—		10,223,636
Colombia	3,508,590	—	—		3,508,590
Denmark	—	9,053,042	—		9,053,042
Finland	—	654,902	—		654,902
France	—	20,610,909	—		20,610,909
Germany	—	3,285,586	—		3,285,586
Hungary	—	2,521,762	—		2,521,762
India	—	2,422,556	—		2,422,556
Israel	—	11,201,189	—		11,201,189
Italy	—	1,743,179	—		1,743,179
Japan	—	23,923,104	—		23,923,104
Netherlands	—	1,397,628	—		1,397,628
Norway	—	36,193,972	—		36,193,972
Pakistan	—	3,515,167	—		3,515,167
Poland	—	8,501,842	—		8,501,842
Qatar	—	443,339	—		443,339
Russia	—	54,351,387	—		54,351,387
Singapore	—	190,370	0	§	190,370
South Africa	—	6,843,833	—		6,843,833
South Korea	—	3,503,476	—		3,503,476
Spain	—	7,897,629	—		7,897,629
Sweden	—	9,974,379	—		9,974,379
Switzerland	—	371,751	—		371,751
Thailand	—	9,817,774	—		9,817,774
Turkey	—	1,005,901	—		1,005,901
Ukraine	—	3,079,756	—		3,079,756

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
United Kingdom	$—	$61,334,900	$—		$61,334,900
United States	61,766,469	—	—		61,766,469

TOTAL COMMON STOCKS	74,062,527	322,153,478	0	§	396,216,005

Preferred Stocks
Brazil	—	15,156,258	—		15,156,258
Chile	14,014,940	—	—		14,014,940
Russia	—	9,034,194	—		9,034,194

TOTAL PREFERRED STOCKS	14,014,940	24,190,452	—		38,205,392

Rights/Warrants
Australia	—	51,265	—		51,265
Singapore	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	51,265	0	§	51,265

Mutual Funds
United States	10,640,570	—	—		10,640,570

TOTAL MUTUAL FUNDS	10,640,570	—	—		10,640,570

Short-Term Investments	751,939	—	—		751,939

Total Investments	99,469,976	346,395,195	0	§	445,865,171

Total	$99,469,976	$346,395,195	$0	§	$445,865,171

Risk Premium Fund
Asset Valuation Inputs
Debt Obligations
United States	$239,009,216	$—	$—		$239,009,216

TOTAL DEBT OBLIGATIONS	239,009,216	—	—		239,009,216

Short-Term Investments	277,418,579	—	—		277,418,579

Total Investments	516,427,795	—	—		516,427,795

Total	$516,427,795	$—	$—		$516,427,795

Liability Valuation Inputs
Derivatives^
Written Options
Equity Risk	$(1,531,680)	$(1,639,580)	$—		$(3,171,260)

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$2,005,660	$—		$2,005,660
Austria	—	858,699	—		858,699
Belgium	—	147,613	—		147,613
Brazil	—	283,087	—		283,087
Canada	891,231	—	—		891,231
China	73,977	1,614,813	—		1,688,790

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Colombia	$61,020	$—	$—		$61,020
Denmark	34,419	209,033	—		243,452
Finland	—	490,667	—		490,667
France	243,543	3,517,233	—		3,760,776
Germany	—	4,564,506	—		4,564,506
Greece	—	5,595	—		5,595
Hong Kong	—	1,917,974	—		1,917,974
Hungary	—	93,755	—		93,755
India	—	430,716	—		430,716
Ireland	—	252,797	—		252,797
Italy	737,441	1,652,326	—		2,389,767
Japan	—	12,906,142	—		12,906,142
Malaysia	—	19,508	—		19,508
Malta	—	—	0	§	0	§
Mexico	190,029	—	—		190,029
Netherlands	—	808,252	—		808,252
New Zealand	—	13,840	—		13,840
Norway	—	764,016	—		764,016
Poland	—	2,447	—		2,447
Portugal	—	20,514	—		20,514
Russia	—	127,732	—		127,732
Singapore	—	475,970	—		475,970
South Africa	—	425,569	—		425,569
South Korea	41,616	635,672	—		677,288
Spain	—	285,956	—		285,956
Sweden	—	2,688,220	—		2,688,220
Switzerland	—	2,374,135	—		2,374,135
Taiwan	—	441,069	—		441,069
Thailand	—	129,099	—		129,099
Turkey	—	85,778	—		85,778
United Kingdom	58,380	7,471,504	—		7,529,884

TOTAL COMMON STOCKS	2,331,656	47,719,897	0	§	50,051,553

Preferred Stocks
Brazil	—	232,457	—		232,457
Germany	—	652,644	—		652,644
South Korea	—	168,181	—		168,181

TOTAL PREFERRED STOCKS	—	1,053,282	—		1,053,282

Rights/Warrants
Thailand	1,003	—	—		1,003

TOTAL RIGHTS/WARRANTS	1,003	—	—		1,003

Mutual Funds
United States	1,001,983	—	—		1,001,983

TOTAL MUTUAL FUNDS	1,001,983	—	—		1,001,983

Short-Term Investments	105,298	—	—		105,298

Total Investments	3,439,940	48,773,179	0	§	52,213,119

Total	$3,439,940	$48,773,179	$0	§	$52,213,119

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Tax-Managed International Equities Fund (continued)
Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(20,885)	$—	$—	$(20,885)

U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Asset Valuation Inputs
Common Stocks	$1,018,312,490	$—	$—	$1,018,312,490
Mutual Funds	9,072,109	—	—	9,072,109
Short-Term Investments	1,255,731	—	—	1,255,731

Total Investments	1,028,640,330	—	—	1,028,640,330

Total	$1,028,640,330	$—	$—	$1,028,640,330

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

The tables above are based on market values or unrealized appreciation/(depreciation), in the case of forward currency contracts, rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, fully funded total return swaps and rights/warrants, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2018.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2018, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2018	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†	Transfer out of Level 3†		Balances as of August 31, 2018		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2018
Climate Change Fund
Common Stocks
Australia	$12,229	$—	$—	$—	$—	$(12,229)	$—	$—		$0	§	$(12,229)

Total	$12,229	$—	$—	$—	$—	$(12,229)	$—	$—		$0	§	$(12,229)

Emerging Domestic Opportunities Fund
Common Stocks
India	$27,450,114	$—	$—	$—	$—	$(5,823,180)	$—	$(316,306	)‡	$21,310,628		$(4,991,589)

Total	$27,450,114	$—	$—	$—	$—	$(5,823,180)	$—	$(316,306)		$21,310,628		$(4,991,589)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Balances as of February 28, 2018	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†	Transfer out of Level 3†	Balances as of August 31, 2018		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2018
Emerging Markets Fund
Common Stocks
China	$680,939	$—	$—	$—	$—	$(1,982)	$—	$—	$678,957		$(1,982)
India	1,802,252	—	—	—	—	(1,305,638)	—	(496,614)‡	—		—

Total	$2,483,191	$—	$—	$—	$—	$(1,307,620)	$—	$(496,614)	$678,957		$(1,982)

Investment Funds
India	$98,736	$—	$(289,993)	$—	$289,993	$(98,736)	$—	$—	$—		$—
Russia	2,704,993	—	(2,217,163)	—	—	$(388,808)	—	—	99,022		(388,808)

Total Investment Funds	$2,803,729	$—	$(2,507,156)	$—	$289,993	$(487,544)	$—	$—	$99,022		$(388,808)

Total	$5,286,920	$—	$(2,507,156)	$—	$289,993	$(1,795,164)	$—	$(496,614)	$777,979		$(390,790)

Resources Fund
Common Stocks
Singapore	$197,420	$—	$—	$—	$—	$(7,050)	$—	$(190,370)‡	$0	§	$(7,050)

Total	$197,420	$—	$—	$—	$—	$(7,050)	$—	$(190,370)	$0	§	$(7,050)

Tax-Managed International Equities Fund
Rights/Warrants
Brazil	$1,369	$—	$0	$—	$0	$(1,369)	$—	$—	$—		$—

Total	$1,369	$—	$0	$—	$0	$(1,369)	$—	$—	$—		$—

†	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
‡	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
§	Represents the interest in securities that were determined to have a value of zero at August 31, 2018.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of August 31, 2018 were as follows:

Fund Name	Level 3 securities and derivatives
Climate Change Fund	0%	§
Emerging Domestic Opportunities Fund	1%	*
Emerging Markets Fund	<1%
Foreign Small Companies Fund	—
International Equity Fund	0%	§
International Large/Mid Cap Equity Fund	0%	§
Quality Fund	—
Resources Fund	0%	§
Risk Premium Fund	—
Tax-Managed International Equities Fund	0%	§
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	—

*	Includes Dixon Technologies India Ltd, which represents 0.89% of the Fund’s total net assets and is valued using the exchange last traded price and is restricted from sale until September 14, 2018.
§	Represents the interest in securities that were determined to have a value of zero at August 31, 2018.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2018, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2018, certain Funds elected to defer to March 1, 2018 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses ($)
Climate Change Fund	—	—
Emerging Domestic Opportunities Fund	(2,255,504)	—
Emerging Markets Fund	(3,555,452)	—
Foreign Small Companies Fund	—	—
International Equity Fund	—	—
International Large/Mid Cap Equity Fund	—	—
Quality Fund	—	—
Resources Fund	—	(74,843)
Risk Premium Fund	—	(3,798,674)
Tax-Managed International Equities Fund	—	—
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	—	—

As of February 28, 2018, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2018, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)	Long-Term ($)

Fund Name	No Expiration Date	No Expiration Date
Climate Change Fund	—	—
Emerging Domestic Opportunities Fund	—	—
Emerging Markets Fund	(128,012,850)	(1,321,484,489)
Foreign Small Companies Fund	—	—
International Equity Fund	(692,086,892)	(425,794,508)
International Large/Mid Cap Equity Fund	—	—
Quality Fund	—	—
Resources Fund	(20,440,224)	(24,899,575)
Risk Premium Fund	—	—
Tax-Managed International Equities Fund	(15,390,229)	—
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	—	—

As of August 31, 2018, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	91,965,273	2,941,355	(6,058,054)	(3,116,699)	—
Emerging Domestic Opportunities Fund	1,724,389,763	54,440,496	(175,873,895)	(121,433,399)	(1,903,432)
Emerging Markets Fund	3,769,577,233	342,006,251	(382,993,864)	(40,987,613)	(20,057,048)
Foreign Small Companies Fund	21,293,934	1,848,693	(2,386,278)	(537,585)	(4,801)
International Equity Fund	3,823,310,236	384,838,215	(229,683,789)	155,154,426	(323,533)
International Large/Mid Cap Equity Fund	18,478,776	1,615,106	(1,063,700)	551,406	218
Quality Fund	4,689,812,376	2,514,712,432	(17,189,384)	2,497,523,048	—
Resources Fund	400,982,923	60,697,843	(15,815,595)	44,882,248	—
Risk Premium Fund	516,420,667	51,620	(44,492)	7,128	911,915
Tax-Managed International Equities Fund	38,071,842	15,080,451	(939,174)	14,141,277	(20,885)
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	921,649,177	126,361,287	(19,370,134)	106,991,153	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to

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change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian and fund accounting agent except for Emerging Markets Fund’s holdings in Indian assets, for which Brown Brothers Harriman & Co. (“BBH”) serves as custodian. Prior to November 3, 2017, BBH served as the Funds’ custodian and fund accounting agent except for Climate Change Fund, Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund. State Street serves as the transfer agent for all Funds. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations. Any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

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If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO also may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees). GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of August 31, 2018, the premium on cash purchases and the fee on cash redemptions were as follows:

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund	International Equity Fund	International Large/Mid Cap Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund (a)	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Purchase Premium	—	0.80%	0.80%	0.50%	—	—	—	0.30%	—	—	—
Redemption Fee	—	0.80%	0.80%	0.50%	—	—	—	0.30%	—	—	—

(a)	Prior to May 18, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.15% of the amount invested or redeemed.

Recently-issued accounting guidance

In March 2017, the Financial Accounting Standards Board (“FASB”) issued an amendment to U.S. GAAP, which amends the required amortization period for purchased callable debt securities that have been purchased at a premium. The scope of the amendment is limited to debt securities that have an explicit non-contingent call feature at a fixed price on a preset date or dates. The amendment requires that the aforementioned premium on such debt securities shall be amortized through the next call date, whereas current U.S. GAAP requires amortization through the maturity date of the security. This amendment does not apply to debt securities purchased at a discount and is effective for fiscal years beginning after December 15, 2018. GMO is currently evaluating the impact, if any, of this guidance on the Fund’s financial statements and disclosures.

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.10% of the Fund’s total net assets as of August 31, 2018 and is included within miscellaneous payable within the Statements of Assets and Liabilities. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund	International Equity Fund	International Large/Mid Cap Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Commodities Risk	X							X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X
Credit Risk		X							X
Currency Risk	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk		X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X		X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income		X							X
Merger Arbitrage Risk	X							X
Non-Diversified Funds	X	X	X				X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X
Small Company Risk	X	X	X	X	X		X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

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An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad

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authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

Asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many

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asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates, inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to the Fund under an OTC derivatives contract, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

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Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, inaccurate valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. The SEC has proposed a rule under the 1940 Act, regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the

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relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds, particularly Risk Premium Fund, are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

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Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

Because Resources Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector are often more volatile (particularly in the short term) than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability, and are often capital-intensive and use significant amounts of leverage. Projects in the natural resources sector may take extended periods of time to complete, and companies cannot ensure that the market will be favorable at the time the project begins production. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, companies in the natural resources sector can be especially

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affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, companies in the natural resources sector can be significantly affected by import controls, worldwide competition and cartels, and changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

Because Climate Change Fund focuses its investments in securities of companies involved in climate change-related industries, the Fund will be more susceptible to events or factors affecting these companies, and the market prices of its portfolio securities may be more volatile than those of mutual funds that are more diversified. Climate Change Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments (such as potential cut-backs on funding for the Environmental Protection Agency and other policies and actions by the Trump administration). Companies involved in alternative fuels also may be adversely affected by the increased use of, or decreases in prices for, oil or other fossil fuels. In addition, scientific developments, such as breakthroughs in the remediation of global warming, and changes in governmental policies relating to the effects of pollution may affect investments in pollution control, which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, pollution control and mitigation of global warming. Because society’s focus on climate change issues is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete. Some companies involved in climate change-related industries are in the early stages of operation and have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the market prices of securities of companies involved in climate change-related industries tend to be considerably more volatile than those of companies in more established sectors and industries.

Because Risk Premium Fund may hold a limited number of options contracts relating to relatively few stock indices, the Fund is subject to focused investment risk.

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) in which it invests, and may incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance may not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs will bear a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could lead to higher operating expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

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A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

Historically, the credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. A lack of liquidity could require a Fund to sell securities to satisfy collateral posting requirements and meet redemptions, which could, in turn, create downward price pressure on the securities being sold.

A Fund’s, and particularly Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse

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changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the Fund) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the NAV determination and corresponding liquidation of assets could be longer due to time zone differences and market schedules. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated to compensate for the decline.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and may cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In the case of Tax-Managed International Equities Fund, GMO’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future changes in tax legislation and regulation.

For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements, or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

GMO relies on quantitative models in making investment decisions. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are present in the ordinary course of business and are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that may have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks

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may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”) and in March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. Considerable uncertainty exists over the potential consequences and precise timeframe for Brexit, how it will be conducted, how negotiations of trade agreements will proceed, and how the financial markets will react, and as this process unfolds markets may be further disrupted. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond. War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

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• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the issuer’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate investments, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

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Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio assets when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. However, the U.S. Federal Reserve recently has increased interest rates and continued economic recovery and the Federal Reserve’s conclusion of its quantitative easing program increase the likelihood that interest rates will increase in the United States and throughout the financial system. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment may have a greater impact on their performance.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Climate Change Fund
•	Emerging Domestic Opportunities Fund
•	Emerging Markets Fund
•	Quality Fund
•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets include securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S.

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securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until GMO is confident that it will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information. For information on possible special Singapore tax consequences of an investment in the Funds, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

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Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). While GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). For example, if Risk Premium Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Risk Premium Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

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The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2018, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund	International Equity Fund	International Large/Mid Cap Equity Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Forward currency contracts
Hedge foreign currency exposure in the underlying funds’ investments relative to the U.S. dollar		X
Futures contracts
Adjust exposure to certain securities markets		X	X	X	X	X			X	X
Maintain the diversity and liquidity of the portfolio				X	X	X			X	X
Options (Written)
Substitute for direct equity investment								X
Swap contracts
Substitute for direct equity investment		X	X
Achieve returns comparable to holding and lending a direct equity position		X	X
Rights and/or warrants
Received as a result of corporate actions	X	X	X		X	X	X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

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Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared

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swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2018 and the Statements of Operations for the period ended August 31, 2018^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Climate Change Fund
Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$8	$—	$—	$—	$8

Total	$—	$8	$—	$—	$—	$8

Emerging Domestic Opportunities Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$1,641,047	$—	$—	$1,641,047

Total	$—	$—	$1,641,047	$—	$—	$1,641,047

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$1,641,047	$—	$—	$1,641,047

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Domestic Opportunities Fund (continued)
Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(2,116,950)	$—	$—	$(2,116,950)
Unrealized Depreciation on Futures Contracts¤	—	(512,178)	—	—	—	(512,178)
Swap Contracts, at value¤	—	(915,351)	—	—	—	(915,351)

Total	$—	$(1,427,529)	$(2,116,950)	$—	$—	$(3,544,479)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(1,427,529)	$(2,116,950)	$—	$—	$(3,544,479)

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$2,156,918	$—	$—	$—	$2,156,918
Investments (fully funded total return swaps)	—	8,328,170	—	—	—	8,328,170
Forward Currency Contracts	—	—	1,448,654	—	—	1,448,654
Futures Contracts	—	(16,688,997)	—	—	—	(16,688,997)
Swap Contracts	—	3,292,430	—	—	—	3,292,430

Total	$—	$(2,911,479)	$1,448,654	$—	$—	$(1,462,825)

Change in Net Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$(1,789,923)	$—	$—	$—	$(1,789,923)
Investments (fully funded total return swaps)¤	—	(9,632,908)	—	—	—	(9,632,908)
Forward Currency Contracts	—	—	(2,831,675)	—	—	(2,831,675)
Futures Contracts	—	624,073	—	—	—	624,073
Swap Contracts	—	(915,351)	—	—	—	(915,351)

Total	$—	$(11,714,109)	$(2,831,675)	$—	$—	$(14,545,784)

Emerging Markets Fund
Asset Derivatives
Swap Contracts, at value¤	$—	$770,262	$—	$—	$—	$770,262

Total	$—	$770,262	$—	$—	$—	$770,262

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$770,262	$—	$—	$—	$770,262

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$(20,827,310)	$—	$—	$—	$(20,827,310)

Total	$—	$(20,827,310)	$—	$—	$—	$(20,827,310)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(20,827,310)	$—	$—	$—	$(20,827,310)

Net Realized Gain (Loss) on
Futures Contracts	$—	$5,417,937	$—	$—	$—	$5,417,937
Swap Contracts	—	(1,933,685)	—	—	—	(1,933,685)

Total	$—	$3,484,252	$—	$—	$—	$3,484,252

Change in Net Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$(423,736)	$—	$—	$—	$(423,736)
Futures Contracts	—	(38,650,166)	—	—	—	(38,650,166)
Swap Contracts	—	334,321	—	—	—	334,321

Total	$—	$(38,739,581)	$—	$—	$—	$(38,739,581)

126

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts		Total
Foreign Small Companies Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$(4,801)	$—	$—		$—	$(4,801)

Total	$—	$(4,801)	$—	$—		$—	$(4,801)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$		$—

Total subject to Master Agreements	$—	$(4,801)	$—	$—		$—	$(4,801)

Net Realized Gain (Loss) on
Futures Contracts	$—	$56,936	$—	$—		$—	$56,936

Total	$—	$56,936	$—	$—		$—	$56,936

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$28,047	$—	$—		$—	$28,047

Total	$—	$28,047	$—	$—		$—	$28,047

International Equity Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$(323,533)	$—	$—		$—	$(323,533)

Total	$—	$(323,533)	$—	$—		$—	$(323,533)

Derivatives not subject to Master Agreements	$—	$—	$—	$—		$—	$—

Total subject to Master Agreements	$—	$(323,533)	$—	$—		$—	$(323,533)

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$624,176	$—	$—		$—	$624,176
Futures Contracts	—	1,598,326	—	—		—	1,598,326

Total	$—	$2,222,502	$—	$—		$—	$2,222,502

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$(318,157)	$—	$—		$—	$(318,157)

Total	$—	$(318,157)	$—	$—		$—	$(318,157)

International Large/Mid Cap Equity Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$218	$—	$—		$—	$218

Total	$—	$218	$—	$—		$—	$218

Derivatives not subject to Master Agreements	$—	$—	$—	$—		$—	$—

Total subject to Master Agreements	$—	$218	$—	$—		$—	$218

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$3,964	$—	$—		$—	$3,964
Futures Contracts	—	(44,252)	—	—		—	(44,252)

Total	$—	$(40,288)	$—	$—		$—	$(40,288)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$24,622	$—	$—		$—	$24,622

Total	$—	$24,622	$—	$—		$—	$24,622

127

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Resources Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$51,265	$—	$—	$—	$51,265

Total	$—	$51,265	$—	$—	$—	$51,265

Derivatives not subject to Master Agreements	$—	$51,265	$—	$—	$—	$51,265

Total subject to Master Agreements	$—	$—	$—	$—	$—	$—

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$9,123	$—	$—	$—	$9,123

Total	$—	$9,123	$—	$—	$—	$9,123

Change in Net Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$51,265	$—	$—	$—	$51,265

Total	$—	$51,265	$—	$—	$—	$51,265

Risk Premium Fund
Liability Derivatives
Written Options, at value	$—	$(3,171,260)	$—	$—	$—	$(3,171,260)

Total	$—	$(3,171,260)	$—	$—	$—	$(3,171,260)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(3,171,260)	$—	$—	$—	$(3,171,260)

Net Realized Gain (Loss) on
Written Options	$—	$20,185,755	$—	$—	$—	$20,185,755

Total	$—	$20,185,755	$—	$—	$—	$20,185,755

Change in Net Appreciation (Depreciation) on
Written Options	$—	$484,900	$—	$—	$—	$484,900

Total	$—	$484,900	$—	$—	$—	$484,900

Tax-Managed International Equities Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$1,003	$—	$—	$—	$1,003

Total	$—	$1,003	$—	$—	$—	$1,003

Derivatives not subject to Master Agreements	$—	$1,003	$—	$—	$—	$1,003

Total subject to Master Agreements	$—	$—	$—	$—	$—	$—

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$(20,885)	$—	$—	$—	$(20,885)

Total	$—	$(20,885)	$—	$—	$—	$(20,885)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(20,885)	$—	$—	$—	$(20,885)

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$2,404	$—	$—	$—	$2,404
Futures Contracts	—	(66,891)	—	—	—	(66,891)

Total	$—	$(64,487)	$—	$—	$—	$(64,487)

128

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Tax-Managed International Equities Fund (continued)
Change in Net Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$(1,376)	$—	$—	$—	$(1,376)
Futures Contracts	—	25,864	—	—	—	25,864

Total	$—	$24,488	$—	$—	$—	$24,488

U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Net Realized Gain (Loss) on
Futures Contracts	$—	$296,689	$—	$—	$—	$296,689

Total	$—	$296,689	$—	$—	$—	$296,689

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$(74,241)	$—	$—	$—	$(74,241)

Total	$—	$(74,241)	$—	$—	$—	$(74,241)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2018, if any.

129

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2018:

Emerging Domestic Opportunities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Morgan Stanley & Co. International PLC	$1,641,047	$—	$1,641,047	$—

Total	$1,641,047	$—	$1,641,047	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs International	$915,351	$(729,596)	$—	$185,755
Morgan Stanley & Co. International PLC	2,116,950	(475,903)	(1,641,047)	—	*

Total	$3,032,301	$(1,205,499)	$(1,641,047)	$185,755

Emerging Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Morgan Stanley & Co. International PLC	$770,262	$(410,000)	$—	$360,262

Total	$770,262	$(410,000)	$—	$360,262

Risk Premium Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. LLC	$3,171,260	$(3,171,260)	$—	$—	*

Total	$3,171,260	$(3,171,260)	$—	$—

*	The actual collateral received and/or pledged is more than the amount shown.

130

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts), market values (rights and/ or warrants) and number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2018:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)		Options (Contracts)	Rights and/or Warrants ($)
Climate Change Fund	—	—	—		—	4,343	*
Emerging Domestic Opportunities Fund	149,915,848	107,608,105	41,579,308	**	—	1,296,437
Emerging Markets Fund	—	295,978,200	23,860,744	**	—	99,537
Foreign Small Companies Fund	—	498,380	—		—	—
International Equity Fund	—	34,052,673	—		—	93,117
International Large/Mid Cap Equity Fund	—	697,622	—		—	608
Resources Fund	—	—	—		—	25,002
Risk Premium Fund	—	—	—		1,928	—
Tax-Managed International Equities Fund	—	875,927	—		—	1,288
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	—	2,717,663	—		—	—

*	During the period ended August 31, 2018, the Fund did not hold this investment type at any month-end; therefore, the average amount outstanding was calculated using daily outstanding absolute values.
**	Includes fully funded total return swap average derivative activity for the period ended August 31, 2018.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund	International Equity Fund	International Large/Mid Cap Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Management Fee	0.60%(a)	0.75%	0.75%(b)	0.60%(c)	0.50%	0.38%	0.33%	0.50%	0.45%	0.50%	0.31%

(a)	GMO has voluntarily agreed to reduce its annual management fee by 0.15% through December 31, 2018.
(b)	GMO has contractually agreed to reduce, through at least June 30, 2019, its annual management fee to an annual rate of 0.65% of the fund’s average daily net asset value.
(c)	Prior to June 30, 2017, the management fee was 0.70%. For the period from May 1, 2017 through July 31, 2017, GMO waived its management fee.

131

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV		Class V		Class VI
Climate Change Fund		0.15%	0.10%	*	0.085%	*	0.055%	*
Emerging Domestic Opportunities Fund	0.22%	0.15%	0.105%		0.085%		0.055%	*
Emerging Markets Fund	0.22%	0.15%	0.105%		0.085%		0.055%
Foreign Small Companies Fund		0.15%	0.10%	*
International Equity Fund	0.22%	0.15%	0.09%
International Large/Mid Cap Equity Fund		0.15%	0.09%	*			0.055%	*
Quality Fund		0.15%	0.105%		0.085%		0.055%
Resources Fund		0.15%	0.10%		0.085%	*	0.055%	*
Risk Premium Fund		0.15%	0.10%	*	0.085%	*	0.055%
Tax-Managed International Equities Fund		0.15%
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)		0.15%	0.10%		0.085%		0.055%

*	Class is offered but has no shareholders as of August 31, 2018.

For each Fund, other than Climate Change Fund and Resources Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Climate Change Fund and Resources Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For Climate Change Fund and Resources Fund, GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Funds’ “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. A Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

For the six month period ended August 31, 2018, GMO recouped the following previously recorded waivers and/or reimbursements.

Recoupment Amount ($)
Resources Fund	53,546

132

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

On August 31, 2018, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring year ending February 28, 2019	Expiring year ending February 29, 2020	Expiring year ending February 28, 2021
Climate Change Fund, Class III	—	—	$60,800
Resources Fund, Class III	—	—	—
Resources Fund, Class IV	—	—	$14,937

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

In addition, for Emerging Markets Fund only, GMO has contractually agreed to waive the shareholder service fees charged to holders of each class of shares of the Fund to the extent necessary to prevent the shareholder service fees borne by each class of shares of the Fund from exceeding the percentage of the class’s average daily net assets as follows: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% of Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares.

These contractual waivers and reimbursements will continue through at least June 30, 2019 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2018 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Climate Change Fund	383	18
Emerging Domestic Opportunities Fund	26,615	2,515
Emerging Markets Fund	55,844	5,107
Foreign Small Companies Fund	1,608	144
International Equity Fund	56,331	5,290
International Large/Mid Cap Equity Fund	789	20
Quality Fund	89,927	8,406
Resources Fund	4,057	374
Risk Premium Fund	1,966	171
Tax-Managed International Equities Fund	763	20
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	15,079	1,449

133

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2018 these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
Climate Change Fund	< 0.001%	0.000%	0.000%	< 0.001%
Emerging Domestic Opportunities Fund	< 0.001%	0.000%	0.000%	< 0.001%
Emerging Markets Fund	< 0.001%	0.000%	0.000%	< 0.001%
Foreign Small Companies Fund	< 0.001%	0.000%	0.000%	< 0.001%
International Equity Fund	< 0.001%	0.000%	0.000%	< 0.001%
International Large/Mid Cap Equity Fund	< 0.001%	0.000%	0.000%	< 0.001%
Quality Fund	< 0.001%	0.000%	0.000%	< 0.001%
Resources Fund	< 0.001%	0.000%	0.000%	< 0.001%
Risk Premium Fund	0.000%	0.000%	0.000%	0.000%
Tax-Managed International Equities Fund	< 0.001%	0.000%	0.000%	< 0.001%
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	< 0.001%	0.000%	0.000%	< 0.001%

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2018, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2018 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Climate Change Fund	—	130,377,758	—	64,748,169
Emerging Domestic Opportunities Fund	—	2,677,084,861	—	3,010,554,891
Emerging Markets Fund	—	2,994,003,396	—	3,731,093,071
Foreign Small Companies Fund	—	15,524,132	—	133,296,539
International Equity Fund	—	1,191,775,814	—	1,888,173,840
International Large/Mid Cap Equity Fund	—	36,052,410	—	93,794,820
Quality Fund	—	835,428,637	—	2,415,053,685
Resources Fund	—	298,323,610	—	184,321,193
Risk Premium Fund	195,974,014	—	31,850,281	—
Tax-Managed International Equities Fund	—	15,700,293	—	26,815,783
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	—	653,067,305	—	810,539,536

134

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, in accordance with U.S. GAAP for the period ended August 31, 2018. In-kind transactions are noted in the table below:

Fund Name	Purchases ($)	Sales ($)
Emerging Domestic Opportunities Fund	—	69,588,804
International Equity Fund	—	580,193,344
Quality Fund	—	186,934,301
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	—	232,339,705

For the period ended August 31, 2018, the Funds had the following net realized gains/(losses) attributed to redemption in-kind transactions:

Fund Name	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Emerging Domestic Opportunities Fund	4,338,176
International Equity Fund	128,714,535
Quality Fund	73,748,233
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	35,493,518

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

135

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

8.	Principal shareholders and related parties as of August 31, 2018

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Climate Change Fund	2		46.89%	20.09%	—
Emerging Domestic Opportunities Fund	—		—	2.01%	—
Emerging Markets Fund	3		¥36.20%	0.37%	68.91%
Foreign Small Companies Fund	1		77.55%	0.23%	—
International Equity Fund	4	§	62.05%	0.01%	90.49%
International Large/Mid Cap Equity Fund	1		88.66%	—	—
Quality Fund	—		—	0.27%	15.17%
Resources Fund	1	‡	14.17%	4.82%	14.17%
Risk Premium Fund	3		¥95.37%	0.09%	99.81%
Tax-Managed International Equities Fund	4		68.14%	0.15%	—
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	3	#	64.67%	0.04%	97.51%

#	Two of the shareholders are other funds of the Trust.
¥	Three of the shareholders are other funds of the Trust.
§	Four of the shareholders are other funds of the Trust.
‡	One of the shareholders is another fund managed by GMO.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28, 2018

	Shares	Amount	Shares	Amount
Climate Change Fund
Class III:*
Shares sold	2,745,405	$65,139,655	1,093,126	$23,929,134
Shares issued to shareholders in reinvestment of distributions	31,904	742,715	28,235	655,616

Net increase (decrease)	2,777,309	$65,882,370	1,121,361	$24,584,750

Emerging Domestic Opportunities Fund
Class II:
Shares sold	1,403,923	$39,825,156	1,817,724	$49,043,727
Shares issued to shareholders in reinvestment of distributions	2,329,884	53,354,353	272,286	7,617,993
Shares repurchased	(5,695,986)	(155,268,420)	(4,486,864)	(116,784,190)
Purchase premiums	—	28,182	—	74,964
Redemption fees	—	875,306	—	542,684

Net increase (decrease)	(1,962,179)	$(61,185,423)	(2,396,854)	$(59,504,822)

136

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Six Months Ended August 31, 2018 (Unaudited)				Year Ended February 28, 2018

	Shares		Amount		Shares	Amount
Emerging Domestic Opportunities Fund (continued)
Class III:
Shares sold	2,424,051		$65,256,647		—	$—
Shares issued to shareholders in reinvestment of distributions	417,466		9,559,964		60,784	1,697,769
Shares repurchased	(718,854)		(20,120,725)		(1,551,984)	(41,407,143)
Purchase premiums	—		6,784		—	14,320
Redemption fees	—		231,185		—	104,186

Net increase (decrease)	2,122,663		$54,933,855		(1,491,200)	$(39,590,868)

Class IV:
Shares sold	—		$—		—	$—
Shares issued to shareholders in reinvestment of distributions	1,244,211		28,517,315		151,953	4,239,893
Shares repurchased	(2,190,732)		(50,080,128)		(4,539,880)	(123,386,543)
Purchase premiums	—		13,628		—	37,899
Redemption fees	—		444,412		—	274,132

Net increase (decrease)	(946,521)		$(21,104,773)		(4,387,927)	$(118,834,619)

Class V:
Shares sold	1,820,723		$41,577,280		2,321,991	$57,701,679
Shares issued to shareholders in reinvestment of distributions	4,536,048		103,875,493		598,836	16,696,891
Shares repurchased	(15,409,292	)(a)	(370,471,027	)(a)	(422,783)	(12,691,594)
Purchase premiums	—		51,127		—	132,470
Redemption fees	—		1,473,146		—	962,652

Net increase (decrease)	(9,052,521)		$(223,493,981)		2,498,044	$62,802,098

Class VI:‡
Shares sold					546,851	$12,564,071
Shares issued to shareholders in reinvestment of distributions					—	—
Shares repurchased					(1,215,116)	(28,809,003)
Purchase premiums					—	48
Redemption fees					—	2,069

Net increase (decrease)					(668,265)	$(16,242,815)

Emerging Markets Fund
Class II:
Shares sold	382,834		$12,777,308		2,144,525	$76,615,465
Shares issued to shareholders in reinvestment of distributions	14,201		468,615		298,236	10,137,847
Shares repurchased	(2,348,742)		(82,395,380)		(5,901,364)	(198,656,462)
Purchase premiums	—		31,745		—	412,144
Redemption fees	—		648,205		—	1,199,050

Net increase (decrease)	(1,951,707)		$(68,469,507)		(3,458,603)	$(110,291,956)

Class III:
Shares sold	15,971		$548,072		5,262,213	$189,034,182
Shares issued to shareholders in reinvestment of distributions	9,820		324,942		160,773	5,490,307
Shares repurchased	(1,550,530)		(54,338,512)		(4,761,245)	(152,016,265)
Purchase premiums	—		26,110		—	163,459
Redemption fees	—		525,931		—	573,854

Net increase (decrease)	(1,524,739)		$(52,913,457)		661,741	$43,245,537

137

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28, 2018

	Shares	Amount	Shares		Amount
Emerging Markets Fund (continued)
Class IV:
Shares sold	—	$—	12,287,373		$414,505,112
Shares issued to shareholders in reinvestment of distributions	—	—	200,918		6,727,048
Shares repurchased	(10,644,250)	(365,097,799)	(18,629,708)		(647,014,911)
Purchase premiums	—	23,230	—		616,336
Redemption fees	—	244,606	—		1,577,373

Net increase (decrease)	(10,644,250)	$(364,829,963)	(6,141,417)		$(223,589,042)

Class V:
Shares sold	516,683	$17,513,705	913,530		$29,688,750
Shares issued to shareholders in reinvestment of distributions	10,311	336,961	124,905		4,213,667
Shares repurchased	(512,064)	(16,391,163)	(10,910)		(389,825)
Purchase premiums	—	13,742	—		124,417
Redemption fees	—	283,815	—		354,662

Net increase (decrease)	14,930	$1,757,060	1,027,525		$33,991,671

Class VI:
Shares sold	12,862,348	$437,841,910	14,003,693		$460,981,387
Shares issued to shareholders in reinvestment of distributions	182,383	5,974,874	2,950,428		99,601,307
Shares repurchased	(23,167,070)	(783,782,106)	(36,424,149)		(1,211,074,646)
Purchase premiums	—	258,349	—		2,981,424
Redemption fees	—	5,313,713	—		8,857,454

Net increase (decrease)	(10,122,339)	$(334,393,260)	(19,470,028)		$(638,653,074)

Foreign Small Companies Fund
Class III:
Shares sold	278,363	$3,698,515	1,205,904		$18,448,098
Shares issued to shareholders in reinvestment of distributions	565,882	7,279,296	1,155,505		17,572,868
Shares repurchased	(2,992,472)	(37,169,241)	(15,628,838	)(b)	(245,691,422	)(b)
Purchase premiums	—	2,500	—		1,984
Redemption fees	—	500,497	—		396,995

Net increase (decrease)	(2,148,227)	$(25,688,433)	(13,267,429)		$(209,271,477)

Class IV:‡‡
Shares sold	—	$—	4,509,349		$70,616,166
Shares issued to shareholders in reinvestment of distributions	357,739	4,785,668	2,798,225		42,386,751
Shares repurchased	(6,662,855)	(88,401,324)	(40,727,929	)(c)	(627,887,398	)(c)
Purchase premiums	—	—	—		5,741
Redemption fees	—	111,351	—		824,581

Net increase (decrease)	(6,305,116)	$(83,504,305)	(33,420,355)		$(514,054,159)

International Equity Fund
Class II:
Shares sold	2,557	$57,696	489,231		$11,146,918
Shares issued to shareholders in reinvestment of distributions	3,474	77,458	15,844		367,095
Shares repurchased	(64,179)	(1,509,895)	(11,060)		(259,126)

Net increase (decrease)	(58,148)	$(1,374,741)	494,015		$11,254,887

138

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Six Months Ended August 31, 2018 (Unaudited)				Year Ended February 28, 2018

	Shares		Amount		Shares	Amount
International Equity Fund (continued)
Class III:
Shares sold	1,183,775		$27,155,977		5,618,387	$134,845,293
Shares issued to shareholders in reinvestment of distributions	131,741		2,974,721		676,948	15,748,936
Shares repurchased	(682,668)		(15,510,636)		(21,799,987)	(490,728,694)

Net increase (decrease)	632,848		$14,620,062		(15,504,652)	$(340,134,465)

Class IV:
Shares sold	3,778,448		$86,694,851		8,188,636	$186,191,569
Shares issued to shareholders in reinvestment of distributions	1,053,700		23,750,403		6,749,246	156,837,529
Shares repurchased	(38,471,833	)(d)	(896,630,535	)(d)	(72,887,892)	(1,667,210,560)

Net increase (decrease)	(33,639,685)		$(786,185,281)		(57,950,010)	$(1,324,181,462)

International Large/Mid Cap Equity Fund
Class III:
Shares sold	33,809		$857,442		2,952,020	$78,517,708
Shares issued to shareholders in reinvestment of distributions	323,566		7,341,579		19,019	497,829
Shares repurchased	(2,549,691)		(59,503,747)		(1,428,325)	(37,475,512)

Net increase (decrease)	(2,192,316)		$(51,304,726)		1,542,714	$41,540,025

Class IV:‡‡
Shares sold	—		$—		25,357	$667,693
Shares issued to shareholders in reinvestment of distributions	286		7,293		524,624	13,754,556
Shares repurchased	(29,812)		(766,505)		(6,273,065)	(167,412,155)

Net increase (decrease)	(29,526)		$(759,212)		(5,723,084)	$(152,989,906)

Class VI:‡
Shares issued to shareholders in reinvestment of distributions					—	$—
Shares repurchased					(23,527)	(616,556)

Net increase (decrease)					(23,527)	$(616,556)

Quality Fund
Class III:
Shares sold	4,999,255		$127,675,060		9,569,371	$233,792,192
Shares issued to shareholders in reinvestment of distributions	4,915,586		122,594,705		9,710,900	236,338,887
Shares repurchased	(29,386,790)		(741,984,334)		(41,778,688)	(994,664,619)

Net increase (decrease)	(19,471,949)		$(491,714,569)		(22,498,417)	$(524,533,540)

Class IV:
Shares sold	10,469,920		$266,668,875		2,687,351	$65,544,766
Shares issued to shareholders in reinvestment of distributions	1,400,223		34,977,580		3,024,905	73,674,810
Shares repurchased	(5,487,538)		(137,623,943)		(23,049,188)	(543,039,198)

Net increase (decrease)	6,382,605		$164,022,512		(17,336,932)	$(403,819,622)

Class V:
Shares sold	239,817		$5,820,348		15,240,672	$355,202,520
Shares issued to shareholders in reinvestment of distributions	277,665		6,936,060		753,632	18,275,903
Shares repurchased	(377,095)		(10,008,070)		(30,753,264)	(742,878,377)

Net increase (decrease)	140,387		$2,748,338		(14,758,960)	$(369,399,954)

139

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Six Months Ended August 31, 2018 (Unaudited)				Year Ended February 28, 2018

	Shares		Amount		Shares	Amount
Quality Fund (continued)
Class VI:
Shares sold	2,258,052		$56,219,211		29,403,277	$709,386,725
Shares issued to shareholders in reinvestment of distributions	4,267,320		106,426,965		11,410,443	277,711,590
Shares repurchased	(49,268,309	)(e)	(1,258,926,842	)(e)	(51,435,726)	(1,236,751,765)

Net increase (decrease)	(42,742,937)		$(1,096,280,666)		(10,622,006)	$(249,653,450)

Resources Fund
Class III:
Shares sold	3,362,415		$69,698,482		1,468,960	$30,964,916
Shares issued to shareholders in reinvestment of distributions	56,304		1,180,123		48,976	868,248
Shares repurchased	(68,504)		(1,425,015)		(234,190)	(4,012,036)
Purchase premiums	—		64,593		—	43,889
Redemption fees	—		622		—	16,475

Net increase (decrease)	3,350,215		$69,518,805		1,283,746	$27,881,492

Class IV:
Shares sold	1,869,732		$39,919,557		5,366,277	$102,162,843
Shares issued to shareholders in reinvestment of distributions	189,479		3,958,221		549,915	9,781,398
Shares repurchased	(46,839)		(1,000,000)		(2,712,619)	(52,821,227)
Purchase premiums	—		262,056		—	351,383
Redemption fees	—		3,465		—	156,297

Net increase (decrease)	2,012,372		$43,143,299		3,203,573	$59,630,694

Risk Premium Fund
Class III:
Shares sold	594,623		$16,138,183		—	$—
Shares issued to shareholders in reinvestment of distributions	439		12,004		25,484	724,208
Shares repurchased	(719)		(19,481)		(65,778)	(1,906,884)
Purchase premiums	—		1		—	122
Redemption fees	—		364		—	1,284

Net increase (decrease)	594,343		$16,131,071		(40,294)	$(1,181,270)

Class VI:
Shares sold	16,009,368		$436,903,057		122,003	$3,443,846
Shares issued to shareholders in reinvestment of distributions	17,752		488,192		845,070	24,004,565
Shares repurchased	(3,868,755)		(106,418,583)		(844,262)	(25,708,492)
Purchase premiums	—		27		—	5,052
Redemption fees	—		14,461		—	40,139

Net increase (decrease)	12,158,365		$330,987,154		122,811	$1,785,110

Tax-Managed International Equities Fund
Class III:
Shares sold	—		$—		34,844	$588,984
Shares issued to shareholders in reinvestment of distributions	87,480		1,364,580		118,562	1,953,043
Shares repurchased	(682,577)		(11,596,425)		(4,210,695)	(70,417,290)

Net increase (decrease)	(595,097)		$(10,231,845)		(4,057,289)	$(67,875,263)

140

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Six Months Ended August 31, 2018 (Unaudited)				Year Ended February 28, 2018

	Shares		Amount		Shares	Amount
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Class III:
Shares sold	84,910		$1,237,983		1,426,974	$22,200,337
Shares issued to shareholders in reinvestment of distributions	422,457		6,125,631		503,101	7,560,282
Shares repurchased	(88,781)		(1,357,533)		(4,161,819)	(62,443,147)

Net increase (decrease)	418,586		$6,006,081		(2,231,744)	$(32,682,528)

Class IV:
Shares sold	12,309		$188,592		4,181,151	$64,392,213
Shares issued to shareholders in reinvestment of distributions	201,925		2,929,931		221,349	3,311,107
Shares repurchased	—		—		(3,169,071)	(49,096,124)

Net increase (decrease)	214,234		$3,118,523		1,233,429	$18,607,196

Class V:
Shares sold	292,730		$4,423,147		—	$—
Shares issued to shareholders in reinvestment of distributions	365,248		5,270,521		953,644	14,275,839
Shares repurchased	(426,470)		(6,333,073)		(7,929,615)	(121,076,853)

Net increase (decrease)	231,508		$3,360,595		(6,975,971)	$(106,801,014)

Class VI:
Shares sold	491,745		$7,216,011		3,148,627	$46,726,515
Shares issued to shareholders in reinvestment of distributions	4,899,200		70,499,485		9,856,724	147,659,798
Shares repurchased	(26,844,454	)(f)	(413,292,811	)(f)	(32,244,150)	(489,038,891)

Net increase (decrease)	(21,453,509)		$(335,577,315)		(19,238,799)	$(294,652,578)

*	The period under the heading “Year Ended February 28, 2018” represents the period from April 5, 2017 (commencement of operations) through February 28, 2018.
‡	Class VI liquidated on March 29, 2017.
‡‡	Class IV liquidated on May 2, 2018.
(a)	2,739,717 shares and $69,588,804 were redeemed in-kind by affiliates.
(b)	2,421,878 shares and $37,805,522 were redeemed in-kind by affiliates.
(c)	32,418,183 shares and $503,881,179 were redeemed in-kind by affiliates.
(d)	24,923,605 shares and $580,193,344 were redeemed in-kind by affiliates.
(e)	7,279,373 shares and $186,934,301 were redeemed in-kind by affiliates.
(f)	14,819,129 shares and $232,339,705 were redeemed in-kind by affiliates.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2018 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$751,549	$54,807,746	$53,896,000	$22,745	$1,564	$300	$1,665,159

141

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Domestic Opportunities Fund
CMI Ltd	$4,657,808	$—	$15,696	$—	$(5,059)	$(1,606,411)	$3,030,642
Gayatri Highways Ltd	1,147,898	—	—	—	—	(831,592)	—	#
Gayatri Projects Ltd	34,529,636	3,618,675	1,861,829	—	1,562,974	(5,376,079)	32,473,377
GMO U.S. Treasury Fund	130,824,583	426,065,696	501,090,000	1,065,696	9,519	45,929	55,855,727

Totals	$171,159,925	$429,684,371	$502,967,525	$1,065,696	$1,567,434	$(7,768,153)	$91,359,746

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$788,630	$—	$—	$—	$—	$46,063	$834,693
Gayatri Highways Ltd	1,802,252	—	—	—	—	(1,305,638)	496,614
Gayatri Projects Ltd	54,213,078	—	—	—	—	(4,932,529)	49,280,549
GMO U.S. Treasury Fund	97,620,412	790,625,862	803,760,000	637,499	17,367	5,018	84,508,659

Totals	$154,424,372	$790,625,862	$803,760,000	$637,499	$17,367	$(6,187,086)	$135,120,515

Foreign Small Companies Fund
GMO U.S. Treasury Fund	$1,595,796	$7,748,600	$8,705,000	$8,601	$(68)	$—	$639,328

International Equity Fund
GMO U.S. Treasury Fund	$61,069,100	$240,760,000	$279,500,000	$496,061	$(806)	$15,646	$22,343,940

International Large/Mid Cap Equity Fund
GMO U.S. Treasury Fund	$1,181,128	$27,000,001	$27,700,000	$9,235	$(4,142)	$726	$477,713

Quality Fund
GMO U.S. Treasury Fund	$51,092,040	$76,000,000	$76,000,000	$507,894	$(22,597)	$24,902	$51,094,345

Resources Fund
GMO U.S. Treasury Fund	$6,504,509	$101,680,000	$97,550,000	$88,516	$2,131	$3,930	$10,640,570

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$1,066,810	$8,830,000	$8,895,000	$9,503	$(331)	$504	$1,001,983

U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
GMO U.S. Treasury Fund	$7,460,010	$91,300,000	$89,690,000	$86,242	$(889)	$2,988	$9,072,109

#	No longer an affiliated at period end.
*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2018 through August 31, 2018. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2019.

142

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

11.	Subsequent Events

Effective October 1, 2018, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has agreed to irrevocably reduce GMO Risk Premium Fund’s (the “Fund”) management fee to an annual rate of 0.25% of the Fund’s average daily net assets (a reduction of 0.20%).

GMO has contractually agreed to waive its fees and/or reimburse GMO Climate Change Fund (the “Fund”) to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.77% for Class III shares; 0.72% for Class IV shares; 0.705% for Class V shares; and 0.675% for Class VI shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business, are excluded from the Expense Cap. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust. Management fees and shareholder service fees will not be waived below zero. The reimbursement and waiver arrangements described above, including the Expense Cap, will remain in effect through September 25, 2019, and may not be terminated prior to such date without the action or consent of the Trust’s Board of Trustees.

GMO International Large/Mid Cap Equity Fund is scheduled to liquidate on October 31, 2018.

143

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2018 (Unaudited)

GMO Climate Change Fund

Approval of renewal of management agreement for GMO Climate Change Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel

144

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Domestic Opportunities Fund

Approval of renewal of management agreement and sub-advisory agreement for GMO Emerging Domestic Opportunities Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”), and the sub-advisory agreement among the Manager, GMO Singapore Pte. Limited (“GMO Singapore”), and the Trust, on behalf of the Fund.

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and sub-advisory agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management and sub-advisory agreements of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager. In addition, the Trustees reviewed the fee payable by the Manager to GMO Singapore under the Fund’s sub-advisory agreement and considered the services that GMO Singapore provided the Fund. The Trustees noted that GMO Singapore’s sub-advisory fee was paid by the Manager out of the Manager’s management fee and not directly by the Fund.

145

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management and sub-advisory agreements were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement and sub-advisory agreement for another year.

GMO Emerging Markets Fund

Approval of renewal of management agreement and sub-advisory agreement for GMO Emerging Markets Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”), and the sub-advisory agreement among the Manager, GMO Singapore Pte. Limited (“GMO Singapore”), and the Trust, on behalf of the Fund.

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and sub-advisory agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management and sub-advisory agreements of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

146

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager. In addition, the Trustees reviewed the fee payable by the Manager to GMO Singapore under the Fund’s sub-advisory agreement and considered the services that GMO Singapore provided the Fund. The Trustees noted that GMO Singapore’s sub-advisory fee was paid by the Manager out of the Manager’s management fee and not directly by the Fund.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management and sub-advisory agreements were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement and sub-advisory agreement for another year.

GMO Foreign Small Companies Fund

Approval of renewal of management agreement for GMO Foreign Small Companies Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

147

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

148

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

GMO International Equity Fund

Approval of renewal of management agreement for GMO International Equity Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s

149

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Large/Mid Cap Equity Fund

Approval of renewal of management agreement for GMO International Large/Mid Cap Equity Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

150

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Quality Fund

Approval of renewal of management agreement for GMO Quality Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed

151

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Resources Fund

Approval of renewal of management agreement for GMO Resources Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

152

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Risk Premium Fund

Approval of renewal of management agreement for GMO Risk Premium Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the

153

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Tax-Managed International Equities Fund

Approval of renewal of management agreement for GMO Tax-Managed International Equities Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

154

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

155

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Equity Fund

Approval of renewal of management agreement for GMO U.S. Equity Fund (formerly, GMO U.S. Equity Allocation Fund) (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any

156

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel, and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

157

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2018 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2018.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2018 through August 31, 2018.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
Climate Change Fund
Class III	$1,000.00	$966.00	$3.57	$1,000.00	$1,021.58	$3.67	0.72%
Emerging Domestic Opportunities Fund
Class II	$1,000.00	$849.50	$4.89	$1,000.00	$1,019.91	$5.35	1.05%
Class III	$1,000.00	$850.00	$4.57	$1,000.00	$1,020.27	$4.99	0.98%
Class IV	$1,000.00	$850.10	$4.34	$1,000.00	$1,020.52	$4.74	0.93%
Class V	$1,000.00	$850.30	$4.24	$1,000.00	$1,020.62	$4.63	0.91%
Emerging Markets Fund
Class II	$1,000.00	$888.50	$4.43	$1,000.00	$1,020.52	$4.74	0.93%
Class III	$1,000.00	$888.90	$4.19	$1,000.00	$1,020.77	$4.48	0.88%
Class IV	$1,000.00	$889.00	$3.90	$1,000.00	$1,021.07	$4.18	0.82%
Class V	$1,000.00	$889.20	$3.71	$1,000.00	$1,021.27	$3.97	0.78%
Class VI	$1,000.00	$889.20	$3.57	$1,000.00	$1,021.42	$3.82	0.75%
Foreign Small Companies Fund
Class III	$1,000.00	$970.50	$6.41	$1,000.00	$1,018.70	$6.56	1.29%
International Equity Fund
Class II	$1,000.00	$938.00	$3.52	$1,000.00	$1,021.58	$3.67	0.72%
Class III	$1,000.00	$938.20	$3.18	$1,000.00	$1,021.93	$3.31	0.65%
Class IV	$1,000.00	$938.70	$2.88	$1,000.00	$1,022.23	$3.01	0.59%
International Large/Mid Cap Equity Fund
Class III	$1,000.00	$950.30	$6.05	$1,000.00	$1,019.00	$6.26	1.23%

158

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2018 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
Quality Fund
Class III	$1,000.00	$1,099.70	$2.54	$1,000.00	$1,022.79	$2.45	0.48%
Class IV	$1,000.00	$1,099.80	$2.33	$1,000.00	$1,022.99	$2.24	0.44%
Class V	$1,000.00	$1,100.30	$2.22	$1,000.00	$1,023.09	$2.14	0.42%
Class VI	$1,000.00	$1,100.10	$2.06	$1,000.00	$1,023.24	$1.99	0.39%
Resources Fund
Class III	$1,000.00	$978.90	$3.74	$1,000.00	$1,021.42	$3.82	0.75%
Class IV	$1,000.00	$978.70	$3.54	$1,000.00	$1,021.63	$3.62	0.71%
Risk Premium Fund
Class III	$1,000.00	$1,057.80	$3.11	$1,000.00	$1,022.18	$3.06	0.60%
Class VI	$1,000.00	$1,058.70	$2.65	$1,000.00	$1,022.64	$2.60	0.51%
Tax-Managed International Equities Fund
Class III	$1,000.00	$925.60	$3.64	$1,000.00	$1,021.42	$3.82	0.75%
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Class III	$1,000.00	$1,050.60	$2.38	$1,000.00	$1,022.89	$2.35	0.46%
Class IV	$1,000.00	$1,051.50	$2.12	$1,000.00	$1,023.14	$2.09	0.41%
Class V	$1,000.00	$1,051.00	$2.07	$1,000.00	$1,023.19	$2.04	0.40%
Class VI	$1,000.00	$1,051.30	$1.91	$1,000.00	$1,023.34	$1.89	0.37%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2018, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

159

GMO Trust

Semiannual Report

August 31, 2018

Alpha Only Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

SGM Major Markets Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at

www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Alpha Only Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	88.0%
Short-Term Investments	6.5
Mutual Funds	6.3
Preferred Stocks	1.0
Forward Currency Contracts	0.3
Rights/Warrants	0.0 ^
Futures Contracts	(3.6)
Other	1.5

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts. The Fund’s investment program involves having both long and short investment exposures. The additional short exposures that the Fund has to future contracts based on notional amounts are (89.3)% of net assets.

^	Rounds to 0.0%.

1

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 88.0%

	Australia — 0.9%
9,534	AusNet Services	11,300
2,998	Australia & New Zealand Banking Group Ltd	63,710
2,064	Brickworks Ltd	25,973
6,771	Caltex Australia Ltd	147,136
340	CIMIC Group Ltd	12,059
1,954	Crown Resorts Ltd	19,982
7,034	CSR Ltd	21,807
5,206	GPT Group (The) (REIT)	19,365
16,536	Insurance Australia Group Ltd	91,899
5,758	Mineral Resources Ltd	62,721
52,317	Mirvac Group (REIT)	91,660
10,897	Nine Entertainment Co Holdings Ltd	18,934
7,145	Sandfire Resources NL	36,433
129,686	Scentre Group (REIT)	383,953
4,839	Westpac Banking Corp	99,383

	Total Australia	1,106,315

	Austria — 0.3%
4,498	OMV AG	238,470
1,003	Vienna Insurance Group AG Wiener Versicherung Gruppe	27,353
1,729	voestalpine AG	77,716
951	Zumtobel Group AG *	7,641

	Total Austria	351,180

	Belgium — 0.1%
3,708	AGFA-Gevaert NV *	16,283
168	Barco NV	23,118
682	KBC Group NV	48,490

	Total Belgium	87,891

	Brazil — 2.2%
45,239	Banco Bradesco SA	278,891
19,600	Banco do Brasil SA	144,843
89,400	Banco Santander Brasil SA	759,431
12,800	Centrais Eletricas Brasileiras SA *	49,716
65,200	Cia de Saneamento Basico do Estado de Sao Paulo	390,582
4,400	Cia de Saneamento Basico do Estado de Sao Paulo ADR	26,444
10,100	Cia de Saneamento de Minas Gerais-COPASA	103,849
295,200	JBS SA	681,270
3,800	Mahle-Metal Leve SA	23,538
5,600	MRV Engenharia e Participacoes SA	17,873
5,154	Sul America SA	29,066
16,900	Via Varejo SA	70,121

	Total Brazil	2,575,624

Shares	Description	Value ($)
	Chile — 0.0%
1,237	Cia Cervecerias Unidas SA	16,307

	China — 12.1%
442,000	Agile Group Holdings Ltd	722,926
2,367,000	Agricultural Bank of China Ltd – Class H	1,146,992
56,000	BAIC Motor Corp Ltd – Class H	47,116
1,020,000	Bank of China Ltd – Class H	458,344
679,000	Bank of Communications Co Ltd – Class H	490,699
133,000	China Cinda Asset Management Co Ltd – Class H	34,425
971,000	China CITIC Bank Corp Ltd – Class H	606,669
408,000	China Communications Services Corp Ltd – Class H	338,024
479,000	China Construction Bank Corp – Class H	421,873
4,000	China Everbright Ltd	7,011
566,000	China Huarong Asset Management Co Ltd – Class H	117,661
91,000	China Lesso Group Holdings Ltd	52,516
35,000	China Lilang Ltd	38,822
400	China Mobile Ltd Sponsored ADR	19,196
1,504,000	China Petroleum & Chemical Corp – Class H	1,513,304
62,000	China Pioneer Pharma Holdings Ltd	15,407
637,000	China Railway Construction Corp Ltd – Class H	770,596
327,000	China Railway Group Ltd – Class H	282,619
182,500	China Resources Pharmaceutical Group Ltd	292,053
52,000	China SCE Group Holdings Ltd	23,343
338,000	China Shenhua Energy Co Ltd – Class H	754,923
54,000	China Shineway Pharmaceutical Group Ltd	76,311
2,126,000	China Telecom Corp Ltd – Class H	999,863
52,000	China Travel International Investment Hong Kong Ltd	16,907
6,200	China Vanke Co Ltd – Class H	21,510
1,200	China Yuchai International Ltd	24,132
466,000	Chongqing Rural Commercial Bank Co Ltd – Class H	251,351
99,000	Dah Chong Hong Holdings Ltd	43,055
626,000	Dongfeng Motor Group Co Ltd – Class H	699,791
21,000	Far East Horizon Ltd	19,877
272,400	Guangzhou R&F Properties Co Ltd – Class H	550,487
250,000	Haier Electronics Group Co Ltd *	651,963
16,000	Harbin Electric Co Ltd – Class H	5,034
66,000	Hua Hong Semiconductor Ltd	180,206
107,000	Kingboard Holdings Ltd	380,909
114,000	Kingboard Laminates Holdings Ltd	107,781
16,000	Lee & Man Paper Manufacturing Ltd	15,352
565,000	Lonking Holdings Ltd	194,530
43,000	Nexteer Automotive Group Ltd	72,530
84,000	People’s Insurance Co Group of China Ltd (The) – Class H	36,437

2	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	China — continued
335,000	Postal Savings Bank of China Co Ltd – Class H	197,456
21,000	Road King Infrastructure Ltd	35,680
19,000	Shandong Chenming Paper Holdings Ltd – Class H	13,208
52,000	Shanghai Industrial Holdings Ltd	123,987
18,800	Shanghai Pharmaceuticals Holding Co Ltd – Class H	49,384
282,500	Shimao Property Holdings Ltd	843,650
17,000	Sinotruk Hong Kong Ltd	25,390
78,000	Tianneng Power International Ltd	96,952
17,000	Uni-President China Holdings Ltd	16,752
341,000	Weichai Power Co Ltd – Class H	361,652
63,500	XTEP International Holdings Ltd	42,427
156,000	Yuzhou Properties Co Ltd	83,014
4,000	Zhejiang Expressway Co Ltd – Class H	3,176

	Total China	14,395,273

	Colombia — 0.0%
10,111	Ecopetrol SA	11,352

	Czech Republic — 0.0%
4,446	Moneta Money Bank AS	15,540

	Denmark — 0.0%
94	Schouw & Co AB	7,432

	Egypt — 0.0%
15,874	Talaat Moustafa Group	10,410

	Finland — 0.4%
3,665	Fortum Oyj	92,764
337	Kesko Oyj – B Shares	19,631
336	Metso Oyj	11,800
682	Neste Oyj	59,213
518	Orion Oyj – Class B	19,050
4,248	Stora Enso Oyj – R Shares	79,064
4,918	UPM-Kymmene Oyj	189,709

	Total Finland	471,231

	France — 1.5%
181	ArcelorMittal	5,459
1,546	AXA SA	38,960
1,891	BNP Paribas SA	111,329
157	Casino Guichard Perrachon SA	5,001
4,026	CNP Assurances	93,052
2,131	Coface SA	19,993
22	Covivio (REIT)	2,301
8,640	Credit Agricole SA	118,217
374	Kaufman & Broad SA	19,695

Shares	Description	Value ($)
	France — continued
1,382	Metropole Television SA	27,362
13,240	Natixis SA	88,549
1,438	Neopost SA	38,597
430	Nexity SA	26,278
940	Orange SA	15,218
716	Peugeot SA	19,729
1,069	Rallye SA	11,098
1,659	Renault SA	143,289
10,584	Sanofi	908,884
500	Sanofi ADR	21,425
1,877	Societe Generale SA	76,858
205	TOTAL SA	12,855
1,020	Unibail-Rodamco-Westfield *	10,653
75	Wendel SA	11,105

	Total France	1,825,907

	Germany — 3.2%
2,553	Allianz SE (Registered)	544,151
231	Axel Springer SE	16,782
4,456	BASF SE	411,759
7,490	Bayerische Motoren Werke AG	725,082
226	Covestro AG	19,242
5,683	Daimler AG (Registered Shares)	367,521
15,859	Deutsche Lufthansa AG (Registered)	414,357
5,520	Deutsche Pfandbriefbank AG	80,809
735	Evonik Industries AG	27,391
7,900	SAP AG	948,378
591	Software AG	29,144
1,216	Volkswagen AG	195,738

	Total Germany	3,780,354

	Greece — 0.0%
6,562	FF Group * (a)	36,561

	Hong Kong — 0.5%
28,000	BOC Hong Kong Holdings Ltd	136,746
6,000	Cathay Pacific Airways Ltd	8,945
23,000	CK Asset Holdings Ltd	164,030
12,000	First Pacific Co Ltd	5,462
800	Hang Seng Bank Ltd	21,703
14,000	HK Electric Investments & HK Electric Investments Ltd – Class SS	14,160
14,500	Kerry Properties Ltd	54,989
96,000	Li & Fung Ltd	27,284
8,000	NWS Holdings Ltd	14,259
4,000	PCCW Ltd	2,126
38,000	SJM Holdings Ltd	43,024
13,000	Wharf Real Estate Investment Co Ltd	86,253
4,000	Yue Yuen Industrial Holdings Ltd	11,089

	Total Hong Kong	590,070

See accompanying notes to the financial statements.	3

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Hungary — 0.0%
26,274	Magyar Telekom Telecommunications Plc	38,513
1,102	MOL Hungarian Oil & Gas Plc	11,245

	Total Hungary	49,758

	India — 3.1%
996	Balkrishna Industries Ltd	19,075
955	Divi’s Laboratories Ltd	17,647
29,389	Firstsource Solutions Ltd	31,250
359	Grasim Industries Ltd	5,429
24,655	HCL Technologies Ltd	363,235
3,707	Hero MotoCorp Ltd	170,561
2,840	Hexaware Technologies Ltd	17,576
608	Ipca Laboratories Ltd	6,606
23,177	ITC Ltd	104,551
1,960	Jubilant Life Sciences Ltd *	19,918
17,728	Karnataka Bank Ltd (The)	29,891
4,488	KPIT Technologies Ltd	19,192
4,493	Larsen & Toubro Infotech Ltd	113,269
30,547	Mahindra & Mahindra Ltd	416,316
6,522	Mindtree Ltd	102,752
10,246	Mphasis Ltd	182,896
8,672	NIIT Technologies Ltd	172,325
179,801	Oil & Natural Gas Corp Ltd	456,277
188,731	Power Finance Corp Ltd	225,018
57,507	PTC India Ltd	67,994
32,188	Reliance Capital Ltd	213,803
2,862	Reliance Home Finance Ltd *	2,644
223,854	Rural Electrification Corp Ltd	378,742
46,598	Tata Global Beverages Ltd	154,559
1,362	Tata Motors Ltd *	5,116
37,357	Tata Steel Ltd	316,881
12,321	Tech Mahindra Ltd	133,154

	Total India	3,746,677

	Indonesia — 0.2%
71,200	Adaro Energy Tbk PT	9,028
8,700	Bank Negara Indonesia Persero Tbk PT	4,609
9,400	Gudang Garam Tbk PT	46,592
62,700	Indo Tambangraya Megah Tbk PT	120,482
83,600	Media Nusantara Citra Tbk PT	5,138
62,600	XL Axiata Tbk PT *	13,511

	Total Indonesia	199,360

	Ireland — 0.0%
820	Bank of Ireland Group Plc	6,718

	Israel — 0.1%
80	Azrieli Group Ltd	4,155
11,347	Bank Leumi Le-Israel BM	76,222
10,565	Bezeq The Israeli Telecommunication Corp Ltd	12,626

Shares	Description	Value ($)
	Israel — continued
1,075	First International Bank of Israel Ltd	24,901
2,738	Harel Insurance Investments & Financial Services Ltd	22,352
2,729	Israel Chemicals Ltd	15,946
687	Teva Pharmaceutical Industries Ltd *	15,762

	Total Israel	171,964

	Italy — 1.2%
39,704	A2A SPA	68,249
792	ASTM SPA	16,165
6,300	Enav SPA	31,147
32,727	Enel SPA	161,800
1,572	ERG SPA	32,561
5,599	EXOR NV	364,322
13,900	Fiat Chrysler Automobiles NV *	237,829
14,171	FinecoBank Banca Fineco SPA	168,932
29,841	Iren SPA	69,989
2,711	Mediobanca Banca di Credito Finanziario SPA	25,244
22,292	Poste Italiane SPA	171,721
8,179	Societa Cattolica di Assicurazioni SC	66,379
2,705	Societa Iniziative Autostradali e Servizi SPA	37,710
55,090	Telecom Italia SPA-RSP	30,663

	Total Italy	1,482,711

	Japan — 7.0%
900	Aeon Co Ltd	19,490
600	AEON Financial Service Co Ltd	12,272
900	AGC Inc	36,004
4,900	Aisin Seiki Co Ltd	226,639
1,300	Alfresa Holdings Corp	32,586
29,500	Asahi Kasei Corp	432,279
21,800	Canon Inc	699,488
200	Central Japan Railway Co	40,155
900	Chugoku Bank Ltd (The)	9,843
1,500	Chugoku Electric Power Co Inc (The)	18,727
100	Daiichi Sankyo Co Ltd	3,903
500	Daiwa House Industry Co Ltd	15,232
800	DIC Corp	28,392
400	Eisai Co Ltd	36,223
14,000	Fuji Electric Co Ltd	112,775
2,200	FUJIFILM Holdings Corp	92,924
4,000	Fukuoka Financial Group Inc	22,427
2,300	Gree Inc	11,645
6,100	Hachijuni Bank Ltd (The)	27,260
400	Hakuhodo DY Holdings Inc	6,749
105	Hirose Electric Co Ltd	12,478
4,200	Hiroshima Bank Ltd (The)	29,379
600	Hisamitsu Pharmaceutical Co Inc	43,830
35,000	Hitachi Ltd	228,465

4	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
900	Hokuriku Electric Power Co *	8,835
15,100	Honda Motor Co Ltd	447,310
1,200	Ibiden Co Ltd	17,409
1,800	Isuzu Motors Ltd	25,987
36,100	ITOCHU Corp	630,806
4	Japan Prime Realty Investment Corp (REIT)	14,470
1,700	JFE Holdings Inc	37,160
5,300	JXTG Holdings Inc	37,317
500	Kamigumi Co Ltd	10,146
3,000	Kaneka Corp	27,381
9,800	KDDI Corp	259,110
5,200	Kirin Holdings Co Ltd	128,504
500	Kitz Corp	4,380
2,100	Konica Minolta Inc	21,356
1,400	Kurita Water Industries Ltd	41,556
500	Kyowa Hakko Kirin Co Ltd	8,869
900	Kyushu Financial Group Inc	4,378
19,200	Marubeni Corp	157,314
300	Maruichi Steel Tube Ltd	9,194
9,980	Mebuki Financial Group Inc	35,372
50,400	Mitsubishi Chemical Holdings Corp	451,571
10,200	Mitsubishi Corp	290,874
26,900	Mitsubishi Electric Corp	363,136
1,500	Mitsubishi Gas Chemical Co Inc	31,182
7,900	Mitsubishi Tanabe Pharma Corp	131,764
4,900	Mitsubishi UFJ Financial Group Inc	29,619
3,800	Mitsubishi UFJ Lease & Finance Co Ltd	21,367
3,900	Mitsui & Co Ltd	64,969
1,200	Mitsui Mining & Smelting Co Ltd	34,377
4,300	NEC Corp	118,718
2,100	NET One Systems Co Ltd	48,639
1,000	Nichiha Corp	28,078
16,600	Nippon Telegraph & Telephone Corp	738,550
1,200	Nippon Flour Mills Co Ltd	20,072
3,400	Nisshin Seifun Group Inc	68,003
500	NOK Corp	9,547
2,100	Nomura Real Estate Holdings Inc	45,491
140	Nomura Research Institute Ltd	6,961
2,200	NTT DOCOMO Inc	57,015
2,000	Oji Holdings Corp	13,689
3,500	Resona Holdings Inc	19,853
100	Rohm Co Ltd	9,035
200	Sankyo Co Ltd	7,656
2,900	SBI Holdings Inc	79,938
3,400	Seiko Epson Corp	58,108
2,500	Sekisui Chemical Co Ltd	43,430
1,000	Shinsei Bank Ltd	15,370
4,700	Showa Denko KK	223,236
2,400	Showa Shell Sekiyu KK	48,411
21,100	Sojitz Corp	73,425

Shares	Description	Value ($)
	Japan — continued
38,000	Sumitomo Chemical Co Ltd	215,681
4,400	Sumitomo Corp	71,350
2,200	Sumitomo Dainippon Pharma Co Ltd	46,814
200	Sumitomo Heavy Industries Ltd	6,507
7,300	Sumitomo Mitsui Financial Group Inc	286,988
1,250	Suzuken Co Ltd	56,763
100	Taisho Pharmaceutical Holdings Co Ltd	10,839
1,900	Takeda Pharmaceutical Co Ltd	79,156
800	Tocalo Co Ltd	9,249
1,200	Tohoku Electric Power Co Inc	15,020
400	Tokio Marine Holdings Inc	18,849
4,300	Tokyo Electric Power Co Holdings Inc *	19,877
300	Tokyo Electron Ltd	51,075
100	Toyoda Gosei Co Ltd	2,495
3,600	Toyota Tsusho Corp	122,644
200	Trend Micro Inc	12,576
600	USS Co Ltd	11,302
1,000	Yamaguchi Financial Group Inc	11,000
1,000	Yokohama Rubber Co Ltd (The)	21,006

	Total Japan	8,347,294

	Malaysia — 0.4%
11,600	AirAsia Berhad	9,694
16,800	Alliance Financial Group Berhad	16,866
3,300	AMMB Holdings Berhad	3,286
4,000	Berjaya Sports Toto Berhad	2,151
3,800	Hong Leong Financial Group Berhad	18,110
32,375	IOI Properties Group Berhad *	13,785
115,200	Petronas Chemicals Group Berhad	264,808
13,341	RHB Bank Berhad	17,517
12,300	RHB Capital Berhad * (a)	—
71,900	Supermax Corp Berhad	58,679
7,800	UMW Holdings Berhad	11,304
8,600	Westports Holdings Berhad	7,766

	Total Malaysia	423,966

	Mexico — 1.0%
1,900	OHL Mexico SAB de CV	2,863
408,400	Wal-Mart de Mexico SAB de CV	1,130,808

	Total Mexico	1,133,671

	Netherlands — 0.9%
453	ASR Nederland NV	21,657
53,797	ING Groep NV	730,767
7,953	Koninklijke Ahold Delhaize NV	193,730
457	Koninklijke Philips NV	20,420
2,783	Signify NV	78,449

	Total Netherlands	1,045,023

See accompanying notes to the financial statements.	5

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	New Zealand — 0.0%
3,835	Contact Energy Ltd	14,081
6,852	Meridian Energy Ltd	14,695

	Total New Zealand	28,776

	Norway — 1.0%
889	Aker ASA – A Shares	69,651
2,486	Austevoll Seafood ASA	32,712
22,587	DNB ASA	459,194
16,911	Equinor ASA	433,771
1,069	Gjensidige Forsikring ASA	17,870
2,174	Norsk Hydro ASA	11,987
3,762	Storebrand ASA	33,305
7,349	Subsea 7 SA	99,912

	Total Norway	1,158,402

	Philippines — 0.1%
555	Globe Telecom Inc	21,971
8,480	International Container Terminal Services Inc	14,856
188,000	Megaworld Corp	16,145
27,300	Robinsons Land Corp	10,883

	Total Philippines	63,855

	Poland — 0.1%
2,301	Asseco Poland SA	28,507
510	Bank Handlowy w Warszawie SA	9,360
45,966	Energa SA	103,970
747	Grupa Azoty SA	7,660
1,738	PGE Polska Grupa Energetyczna SA *	4,217

	Total Poland	153,714

	Portugal — 0.0%
41,678	Sonae SGPS SA	44,339

	Qatar — 0.0%
1,134	Barwa Real Estate Co	11,213

	Russia — 0.5%
97,553	Gazprom PJSC Sponsored ADR	430,296
1,404	LUKOIL PJSC Sponsored ADR	97,020
2,826	Sistema PJSC Sponsered GDR (Registered)	6,829

	Total Russia	534,145

	Singapore — 0.2%
800	City Developments Ltd	5,410
18,700	Golden Agri-Resources Ltd	3,882
27,900	Hutchison Port Holdings Trust – Class U	6,835
7,900	Oversea-Chinese Banking Corp Ltd	65,017
5,600	Singapore Press Holdings Ltd	11,429
12,900	Suntec Real Estate Investment Trust	17,574

Shares	Description	Value ($)
	Singapore — continued
2,700	United Overseas Bank Ltd	53,213
2,600	UOL Group Ltd	13,088
38,400	Yangzijiang Shipbuilding Holdings Ltd	29,944

	Total Singapore	206,392

	South Africa — 2.9%
83,786	Absa Group Ltd	926,685
587	Anglo American Platinum Ltd	17,191
392	Barloworld Ltd	3,334
4,578	Imperial Holdings Ltd	64,147
34,552	Liberty Holdings Ltd	273,362
21,583	Metair Investments Ltd	25,662
170,032	MMI Holdings Ltd *	198,287
758	Mondi Ltd	21,150
37,418	Nedbank Group Ltd	707,790
1,117	Omnia Holdings Ltd	9,880
16,044	Reunert Ltd	83,110
77,732	Standard Bank Group Ltd	985,212
11,888	Telkom SA SOC Ltd	40,677
7,412	Wilson Bayly Holmes-Ovcon Ltd	75,588

	Total South Africa	3,432,075

	South Korea — 3.5%
1,933	BNK Financial Group Inc	14,489
293	CJ ENM Co Ltd	66,291
185	Daelim Industrial Co Ltd	13,610
2,890	DGB Financial Group Inc	26,607
442	E-MART Inc	85,160
88	GS Holdings Corp	4,198
90	GS Home Shopping Inc	16,766
5,915	Hana Financial Group Inc	226,815
1,091	Hankook Tire Co Ltd	45,721
29,980	Hanwha Life Insurance Co Ltd	130,613
4,946	Hyundai Marine & Fire Insurance Co Ltd	165,237
60,510	Industrial Bank of Korea	809,990
7,284	Kia Motors Corp	209,764
173	Korea Investment Holdings Co Ltd	11,073
2,511	Korea United Pharm Inc	64,471
4,781	Korean Reinsurance Co	44,686
87	KT Corp	2,259
142	Kumho Petrochemical Co Ltd	13,002
6,057	Kwang Dong Pharmaceutical Co Ltd	40,915
1,828	LF Corp	43,606
8,566	LG Corp	550,304
2,643	LOTTE Himart Co Ltd	169,914
313	LS Corp	18,883
474	NH Investment & Securities Co Ltd	5,724
1,163	Samjin Pharmaceutical Co Ltd	57,568
4,764	Samsung Electronics Co Ltd	207,094
13,800	Shinhan Financial Group Co Ltd	542,022

6	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
497	SK Holdings Co Ltd	117,466
17,700	SK Telecom Co Ltd Sponsored ADR	460,377
1,345	Woori Bank	19,701

	Total South Korea	4,184,326

	Spain — 0.5%
21,259	Banco Santander SA	105,640
10,968	Endesa SA	245,391
21,924	International Consolidated Airlines Group SA	196,788
5,010	Repsol SA	96,357

	Total Spain	644,176

	Sweden — 1.2%
7,549	Alfa Laval AB	202,364
1,559	Granges AB	18,262
1,803	Hemfosa Fastigheter AB	24,529
602	ICA Gruppen AB	18,337
598	Loomis AB – Class B	19,246
2,931	Nordea Bank AB	31,673
629	Oriflame Holding AG	18,301
6,684	Resurs Holding AB	48,834
8,158	Sandvik AB	142,803
3,604	SKF AB – B Shares	69,278
4,256	SSAB AB – Series A	18,550
25,752	Svenska Cellulosa AB SCA – Class B	299,784
13,311	Swedbank AB – A Shares	309,938
12,738	Volvo AB – B Shares	219,436

	Total Sweden	1,441,335

	Switzerland — 3.1%
456	BKW AG	32,346
139	Bucher Industries AG (Registered)	48,704
40	Inficon Holding AG (Registered) *	20,351
8,934	Nestle SA (Registered)	748,911
17,913	Novartis AG (Registered)	1,486,100
92	Pargesa Holding SA	7,466
4,985	Roche Holding AG	1,236,049
366	Swiss Re AG	32,929
424	Zurich Insurance Group AG	129,078

	Total Switzerland	3,741,934

	Taiwan — 5.8%
70,000	Asia Vital Components Co Ltd	66,736
66,000	Asustek Computer Inc	562,430
9,000	Cathay Financial Holding Co Ltd	15,426
8,520	Chang Hwa Commercial Bank Ltd *	5,301
44,000	China Airlines Ltd	13,488
16,775	China Life Insurance Co Ltd	16,697
43,000	Coretronic Corp	80,897
63,000	CTBC Financial Holding Co Ltd	44,304

Shares	Description	Value ($)
	Taiwan — continued
11,000	Elan Microelectronics Corp	19,437
35,277	Eva Airways Corp	17,920
25,000	Far Eastern New Century Corp	29,119
50,000	Formosa Chemicals & Fibre Corp	200,372
92,000	Formosa Plastics Corp	337,261
3,000	Formosa Taffeta Co Ltd	3,492
30,000	Fubon Financial Holding Co Ltd	49,739
136,000	Gigabyte Technology Co Ltd	232,054
263,000	Grand Pacific Petrochemical	253,644
57,000	Holtek Semiconductor Inc	157,255
342,525	Hon Hai Precision Industry Co Ltd	899,826
6,721	Hua Nan Financial Holdings Co Ltd – Class C	3,940
8,000	Inventec Corp	7,180
56,000	Lite-On Semiconductor Corp	63,886
1,000	Lotes Co Ltd	7,648
11,000	Micro-Star International Co Ltd	38,025
155,000	Mitac Holdings Corp *	179,277
337,000	Nan Ya Plastics Corp	937,805
91,000	Novatek Microelectronics Corp	446,200
28,000	Phison Electronics Corp	231,801
376,000	Pou Chen Corp	414,577
2,000	Primax Electronics Ltd	3,716
143,000	Radiant Opto-Electronics Corp	314,101
24,000	Shin Kong Financial Holding Co Ltd	9,493
9,000	Simplo Technology Co Ltd	65,958
13,248	SinoPac Financial Holdings Co Ltd	4,856
7,000	Sitronix Technology Corp	22,080
112,350	Synnex Technology International Corp	150,373
33,063	Taiwan Business Bank	11,954
12,000	Taiwan Fertilizer Co Ltd	16,546
20,131	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	877,712
3,000	Transcend Information Inc	7,258
25,000	Uni-President Enterprises Corp	63,260
12,000	United Integrated Services Co Ltd	24,220
29,000	Walsin Lihwa Corp	20,519
7,000	WPG Holdings Ltd	8,866
95,000	Yuanta Financial Holding Co Ltd	48,135

	Total Taiwan	6,984,784

	Thailand — 1.8%
28,100	Com7 Pcl (Foreign Registered)	16,495
2,800	Glow Energy Pcl (Foreign Registered)	8,041
227,400	Indorama Ventures Pcl (Foreign Registered)	417,095
21,000	Krung Thai Bank Pcl (Foreign Registered)	12,454
365,300	PTT Global Chemical Pcl (Foreign Registered)	913,006
443,800	PTT Pcl (Foreign Registered)	712,540
236,600	Quality Houses Pcl (Foreign Registered)	25,015
54,500	Thanachart Capital Pcl (Foreign Registered)	89,529

	Total Thailand	2,194,175

See accompanying notes to the financial statements.	7

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Turkey — 0.7%
175,125	KOC Holding AS	400,209
1,778	TAV Havalimanlari Holding AS	8,946
475,181	Turkiye Is Bankasi – Class C	289,346
15,179	Turkiye Sise ve Cam Fabrikalari AS	14,268
143,796	Turkiye Vakiflar Bankasi TAO – Class D	76,005

	Total Turkey	788,774

	United Arab Emirates — 0.0%
7,875	Abu Dhabi Commercial Bank PJSC	15,220
4,957	Emaar Malls PJSC	2,698

	Total United Arab Emirates	17,918

	United Kingdom — 6.6%
24,450	3i Group Plc	284,700
5,386	888 Holdings Plc	16,307
734	Antofagasta Plc	7,689
2,100	AstraZeneca Plc Sponsored ADR	80,514
531	AstraZeneca Plc	40,077
7,736	Barratt Developments Plc	54,426
3,185	Bellway Plc	120,661
1,850	Berkeley Group Holdings Plc (The)	87,507
152	BHP Billiton Plc	3,252
500	BP Plc Sponsored ADR	21,440
14,806	British American Tobacco Plc	715,977
400	British American Tobacco Plc Sponsored ADR	19,352
2,117	Britvic Plc	22,402
9,151	Cobham Plc *	14,790
9,654	Direct Line Insurance Group Plc	41,474
1,788	easyJet Plc	35,421
4,185	Electrocomponents Plc	40,339
2,862	Evraz Plc	18,508
12,309	Ferrexpo Plc	24,847
654	Galliford Try Plc	8,248
22,500	GlaxoSmithKline Plc Sponsored ADR	911,250
4,999	Grainger Plc	19,938
1,658	Hammerson Plc (REIT)	10,154
45,789	HSBC Holdings Plc	398,546
2,600	HSBC Holdings Plc Sponsored ADR	114,426
8,754	IG Group Holdings Plc	102,795
528	Imperial Brands Plc	18,812
4,773	Intu Properties Plc (REIT)	9,779
5,193	Investec Plc	34,160
6,818	J Sainsbury Plc	28,700
1,649	Land Securities Group Plc (REIT)	19,628
170,328	Legal & General Group Plc	562,873
599,897	Lloyds Banking Group Plc	462,112
1,227	Meggitt Plc	8,574
1,812	Mondi Plc	50,494
2,990	Northgate Plc	15,890

Shares	Description	Value ($)
	United Kingdom — Continued
11,204	Persimmon Plc	354,460
3,866	Plus500 Ltd	77,235
15,832	QinetiQ Group Plc	55,752
10,256	Quilter Plc	18,727
11,472	Reckitt Benckiser Group Plc	977,210
2,867	Royal Dutch Shell Plc A Shares (London)	93,275
206	Royal Dutch Shell Plc B Shares (London)	6,819
11,628	Royal Dutch Shell Plc – Class A	378,182
1,200	Royal Dutch Shell Plc – Class A Sponsored ADR	78,276
900	Royal Dutch Shell Plc – Class B Sponsored ADR	60,642
21,905	Royal Mail Plc	127,382
1,785	Savills Plc	18,535
5,923	Segro Plc (REIT)	50,641
2,321	Spectris Plc	70,958
5,174	TUI AG	95,504
14,068	Unilever Plc	801,661
1,767	Vedanta Resources Plc	19,195
5,365	Vesuvius Plc	43,222
26,154	William Hill Plc	87,385

	Total United Kingdom	7,841,123

	United States — 24.9%
3,111	3M Co.	656,172
7,371	Abbott Laboratories	492,678
6,400	Accenture Plc – Class A	1,082,048
1,800	Alphabet, Inc. – Class C *	2,192,742
8,729	American Express Co.	925,099
3,100	Amphenol Corp. – Class A	293,198
3,569	Anthem, Inc.	944,821
10,475	Apple, Inc.	2,384,424
1,779	Becton Dickinson and Co.	465,867
20,851	Cisco Systems, Inc.	996,052
12,367	Coca-Cola Co. (The)	551,197
10,266	Cognizant Technology Solutions Corp. – Class A	805,162
4,814	Costco Wholesale Corp.	1,122,288
3,522	Facebook, Inc. – Class A *	618,921
2,600	Honeywell International, Inc.	413,556
8,400	Johnson & Johnson	1,131,396
1,563	Mastercard, Inc. – Class A	336,920
11,667	Medtronic Plc	1,124,816
13,611	Merck & Co., Inc.	933,579
19,551	Microsoft Corp.	2,196,164
36,182	Oracle Corp.	1,757,722
1,766	PepsiCo, Inc.	197,810
5,384	Philip Morris International, Inc.	419,360
14,909	QUALCOMM, Inc.	1,024,397
1,526	Stryker Corp.	258,550

8	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United States — continued
4,100	Teradata Corp. *	170,027
6,381	Texas Instruments, Inc.	717,224
9,016	TJX Cos., Inc. (The)	991,490
5,292	UnitedHealth Group, Inc.	1,420,690
5,889	United Technologies Corp.	775,581
16,953	US Bancorp	917,327
3,500	Visa, Inc. – Class A	514,115
16,323	Wells Fargo & Co.	954,569

	Total United States	29,785,962

	TOTAL COMMON STOCKS (COST $104,171,004)	105,146,007

	PREFERRED STOCKS (b) — 1.0%

	Brazil — 0.2%
11,368	Banco Bradesco SA	79,209
2,400	Banco Bradesco SA ADR	16,656
18,800	Banco do Estado do Rio Grande do Sul SA – Class B	67,619
1,140	Itau Unibanco Holding SA	11,831

	Total Brazil	175,315

	Colombia — 0.0%
37,891	Grupo Aval Acciones y Valores SA	14,927

	Germany — 0.3%
136	Draegerwerk AG & Co KGaA	10,977
243	Sixt SE	20,306
2,036	Volkswagen AG	332,820

	Total Germany	364,103

	Russia — 0.0%
27,445	Surgutneftegas OJSC	15,231

	South Korea — 0.5%
12,700	Samsung Electronics Co Ltd	452,517
148	Samsung Electronics Co Ltd GDR	130,431

	Total South Korea	582,948

	TOTAL PREFERRED STOCKS (COST $1,064,876)	1,152,524

	RIGHTS/WARRANTS — 0.0%

	Thailand — 0.0%
3,633	BTS Group Holdings Pcl (Foreign Registered), Expires 12/31/19 *	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

Shares	Description	Value ($)
	MUTUAL FUNDS — 6.3%

	United States — 6.3%
	Affiliated Issuers — 6.3%
299,286	GMO U.S. Treasury Fund	7,476,175

	TOTAL MUTUAL FUNDS (COST $7,476,175)	7,476,175

	SHORT-TERM INVESTMENTS — 6.5%

	Money Market Fund — 0.2%
257,226	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (c)	257,226

	U.S. Government — 6.3%
2,600,000	U.S. Treasury Bill, 1.13%, due 01/10/19 (d) (e)	2,580,170
2,500,000	U.S. Treasury Bill, 1.96%, due 11/08/18 (d) (e)	2,490,792
2,500,000	U.S. Treasury Bill, 1.96%, due 11/15/18 (d) (e)	2,489,825

	Total U.S. Government	7,560,787

	TOTAL SHORT-TERM INVESTMENTS (COST $7,817,314)	7,818,013

	TOTAL INVESTMENTS — 101.8% (Cost $120,529,369)	121,592,719
	Other Assets and Liabilities (net) — (1.8%)	(2,095,057)

	TOTAL NET ASSETS — 100.0%	$119,497,662

See accompanying notes to the financial statements.	9

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Un- realized Appre- ciation (Depre- ciation) ($)
10/15/2018	GS	AUD	25,764	USD	19,030	$508
10/15/2018	MSCI	AUD	1,407,424	USD	1,041,652	29,843
10/15/2018	SSB	AUD	89,395	USD	66,185	1,918
10/12/2018	BOA	CHF	274,396	USD	277,701	(6,308)
10/12/2018	MSCI	CHF	769,511	USD	780,576	(15,896)
10/12/2018	SSB	CHF	9,485	USD	9,598	(220)
09/19/2018	MSCI	EUR	8,402,469	USD	9,820,154	57,040
09/19/2018	SSB	EUR	371,682	USD	436,135	4,266
09/19/2018	BCLY	GBP	57,661	USD	75,814	1,018
09/19/2018	GS	GBP	302,239	USD	398,250	6,197
09/19/2018	JPM	GBP	3,287,927	USD	4,371,089	106,120
09/19/2018	SSB	GBP	19,765	USD	25,963	325
09/18/2018	BCLY	JPY	165,741,813	USD	1,497,043	4,053
09/18/2018	JPM	JPY	1,323,360,425	USD	12,067,687	146,958
09/18/2018	SSB	JPY	1,293,670	USD	11,696	42
10/12/2018	BOA	NOK	8,141,592	USD	1,013,984	41,717
10/12/2018	GS	NOK	865,660	USD	106,105	2,728
10/12/2018	BCLY	SEK	9,171,200	USD	1,054,825	49,070
10/12/2018	GS	SEK	106,552	USD	12,115	430
10/12/2018	SSB	SEK	2,539,796	USD	290,103	11,578
09/18/2018	GS	USD	354,167	JPY	38,973,700	(3,095)
09/18/2018	JPM	USD	4,620,498	JPY	507,715,600	(47,035)
09/19/2018	JPM	USD	474,708	EUR	404,200	(5,054)

						$386,203

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
735	S&P 500 E-Mini	September 2018	$106,652,175	$(4,276,176)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2018.

(d)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(e)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

10	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	52.3%
Debt Obligations	38.9
Short-Term Investments	6.2
Preferred Stocks	0.8
Mutual Funds	0.3
Investment Funds	0.3
Swap Contracts	0.1
Forward Currency Contracts	0.1
Loan Participations	0.0	^
Purchased Options	0.0	^
Rights/Warrants	0.0	^
Loan Assignments	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Written/Credit Linked Options	(0.0	)^
Futures Contracts	(0.6)
Securities Sold Short	(2.6)
Other	4.2

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	11.6%
Other Emerging	1.9 †
Canada	1.5
Other Developed	0.2 ‡
Euro Region	0.0 ^#
Japan	(1.2)
United Kingdom	(3.4)

10.6%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	8.7%
China	6.1
Other Developed	5.5	‡
Taiwan	4.3
Japan	3.9
Other Emerging	3.3	†
United Kingdom	3.2
South Korea	2.3
Germany	2.3
Russia	2.2
South Africa	2.0
Brazil	1.3
India	1.3
Canada	1.3
Thailand	1.2
Switzerland	1.1
France	1.1

	51.1%

&

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

11

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
11,641,097	GMO Emerging Country Debt Fund, Class IV	312,563,466
7,378,718	GMO High Yield Fund, Class VI	150,525,852
732,425,047	GMO Implementation Fund	9,946,332,141
21,167,843	GMO Opportunistic Income Fund, Class VI	565,393,078
11,259,912	GMO Risk Premium Fund, Class VI	319,218,502
29,398,146	GMO SGM Major Markets Fund, Class VI	941,622,617
16,155,873	GMO Special Opportunities Fund, Class VI	316,816,668

	TOTAL MUTUAL FUNDS (COST $12,214,810,128)	12,552,472,324

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
7,583,551	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.88% (a)	7,583,551

	TOTAL SHORT-TERM INVESTMENTS (COST $7,583,551)	7,583,551

	TOTAL INVESTMENTS — 100.1% (Cost $12,222,393,679)	12,560,055,875
	Other Assets and Liabilities (net) — (0.1%)	(6,936,476)

	TOTAL NET ASSETS — 100.0%	$12,553,119,399

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

12	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	54.8%
Debt Obligations	33.8
Short-Term Investments	9.7
Preferred Stocks	1.1
Investment Funds	0.3
Swap Contracts	0.1
Forward Currency Contracts	0.1
Loan Participations	0.0	^
Rights/Warrants	0.0	^
Purchased Options	0.0	^
Loan Assignments	0.0	^
Written/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Futures Contracts	(0.5)
Securities Sold Short	(1.3)
Other	1.9

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	12.7%
Other Emerging	2.2	†
Euro Region	0.0	^#
Other Developed	(1.1	)‡

	13.8%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
China	8.1%
United States	6.3
Taiwan	5.1
Japan	4.7
Other Developed	4.3	‡
Other Emerging	3.6	†
United Kingdom	3.2
South Korea	3.2
Russia	2.5
Germany	2.1
India	2.0
South Africa	2.0
Brazil	1.5
Thailand	1.5
Canada	1.5
France	1.2
Switzerland	1.1
Sweden	1.0

	54.9%

&

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through the use of certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

13

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 41.4%

	Australia — 0.8%
7,764	Altium Ltd	156,843
35,634	Australia & New Zealand Banking Group Ltd	757,250
191,041	Beach Energy Ltd	267,034
12,054	Brickworks Ltd	151,688
228,449	Caltex Australia Ltd	4,964,262
52,601	Charter Hall Group (REIT)	269,648
40,010	Codan Ltd	89,625
204,284	Costa Group Holdings Ltd	1,063,438
8,241	Credit Corp Group Ltd	136,797
34,164	Cromwell Property Group (REIT)	27,155
7,022	Crown Resorts Ltd	71,810
12,985	CSL Ltd	2,128,714
215,016	CSR Ltd	666,595
611,645	Downer EDI Ltd	3,402,747
7,585	Elders Ltd	36,382
15,707	Folkestone Education Trust (REIT)	31,138
33,484	GDI Property Group (REIT)	30,555
181,394	Genworth Mortgage Insurance Australia Ltd	344,758
5,324	Lovisa Holdings Ltd	41,646
92,187	Macquarie Group Ltd	8,622,546
3,238	McMillan Shakespeare Ltd	41,655
319,075	Metcash Ltd	635,327
186,543	Mineral Resources Ltd	2,031,992
33,169	Mirvac Group (REIT)	58,112
3,161	Monadelphous Group Ltd	32,680
242,495	Nine Entertainment Co Holdings Ltd	421,341
171,413	OZ Minerals Ltd	1,114,500
15,539	Pact Group Holdings Ltd	46,023
148,096	Sandfire Resources NL	755,163
381,954	Scentre Group (REIT)	1,130,826
15,786	Shopping Centres Australasia Property Group (REIT)	27,402
54,876	Sigma Healthcare Ltd	22,509
5,731	St Barbara Ltd	16,173
34,403	Stockland (REIT)	102,358
13,028	Virtus Health Ltd	54,522
25,340	WPP AUNZ Ltd	15,659

	Total Australia	29,766,873

	Austria — 0.2%
1,657	FACC AG	41,823
2,064	Oesterreichische Post AG	91,205
101,346	OMV AG	5,373,059
3,242	POLYTEC Holding AG	40,155
5,220	S IMMO AG	109,684
3,638	Vienna Insurance Group AG Wiener Versicherung Gruppe	99,213

Shares	Description	Value ($)
	Austria — continued
27,310	voestalpine AG	1,227,538

	Total Austria	6,982,677

	Belgium — 0.1%
22,610	AGFA-Gevaert NV *	99,289
3,540	Barco NV	487,124
1,729	D’ieteren SA	76,669
8,507	KBC Group NV	604,846
6,372	UCB SA	583,288

	Total Belgium	1,851,216

	Brazil — 1.1%
167,000	Ambev SA ADR	776,550
14,700	Banco Bradesco SA	90,623
295,600	Banco BTG Pactual SA	1,487,761
484,600	Banco do Brasil SA	3,581,169
919,400	Banco Santander Brasil SA	7,810,081
20,500	BB Seguridade Participacoes SA	123,208
1,040,500	Cia de Saneamento Basico do Estado de Sao Paulo	6,233,140
134,900	Cia de Saneamento Basico do Estado de Sao Paulo ADR	810,749
38,500	Cia de Saneamento de Minas Gerais-COPASA	395,861
37,700	Cielo SA	139,763
13,200	Construtora Tenda SA *	95,603
7,000	Cosan SA	59,807
3,600	Embraer SA Sponsored ADR (a)	69,084
10,500	Equatorial Energia SA	146,940
296,800	Estacio Participacoes SA	1,642,452
178,700	Grendene SA	314,132
4,257,200	JBS SA	9,824,871
110,000	Kroton Educacional SA	276,006
27,200	Mahle-Metal Leve SA	168,485
79,100	MRV Engenharia e Participacoes SA	252,461
9,700	Multiplus SA	57,941
651,740	Petrobras Distribuidora SA	3,165,014
15,000	QGEP Participacoes SA	44,929
1,850	Qualicorp Consultoria e Corretora de Seguros SA	7,158
2,400	SLC Agricola SA	38,889
7,900	Smiles Fidelidade SA	100,682
36,000	Tim Participacoes SA	108,625
43,000	Transmissora Alianca de Energia Eletrica SA	212,197
18,500	Ultrapar Participacoes SA	186,994
7,900	Ultrapar Participacoes SA Sponsored ADR	80,738
155,900	Via Varejo SA	646,856

	Total Brazil	38,948,769

14	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Canada — 1.6%
28,600	AGF Management Ltd – Class B	134,782
17,200	Bank of Montreal	1,409,873
34,300	Bank of Montreal (a) (b)	2,811,228
24,000	Bank of Nova Scotia (The)	1,389,600
38,900	Bank of Nova Scotia (The)	2,251,431
11,600	Baytex Energy Corp *	34,684
51,837	BRP Inc Sub Voting	2,705,852
9,000	Canaccord Genuity Group Inc	48,621
4,100	Canadian Imperial Bank of Commerce	384,088
31,500	Canadian Imperial Bank of Commerce	2,952,069
41,700	Canfor Corp *	961,497
4,200	Canfor Pulp Products Inc	88,087
1,200	Cascades Inc	12,202
1,800	Celestica Inc *	22,138
3,800	Cogeco Inc	180,740
600	Constellation Software Inc	457,513
6,200	Dollarama Inc	234,460
21,300	Empire Co Ltd – A Shares	406,087
600	George Weston Ltd	46,731
1,400	Industrial Alliance Insurance & Financial Services Inc	58,038
10,000	Interfor Corp *	172,107
15,100	Labrador Iron Ore Royalty Corp	293,900
26,400	Magna International Inc (b)	1,428,768
47,200	Magna International Inc	2,555,672
4,500	Martinrea International Inc	48,690
5,700	Medical Facilities Corp	68,618
7,900	Metro Inc	247,352
31,700	National Bank of Canada	1,586,457
6,800	Norbord Inc	258,765
28,200	Rogers Sugar Inc	117,122
201,400	Royal Bank of Canada	15,997,796
50,700	Russel Metals Inc	1,108,407
120,100	Sun Life Financial Inc (b)	4,772,774
27,300	Sun Life Financial Inc	1,085,096
13,400	TFI International Inc	497,392
94,500	Toronto-Dominion Bank (The)	5,695,345
69,500	Transcontinental Inc – Class A	1,693,031
3,900	Valener Inc	59,919
11,200	Wajax Corp	237,646
48,600	West Fraser Timber Co Ltd	3,223,986
9,400	ZCL Composites Inc	56,112

	Total Canada	57,794,676

	Chile — 0.0%
42,485	AES Gener SA	10,670
3,516	Inversiones La Construccion SA	57,328

	Total Chile	67,998

Shares	Description	Value ($)
	China — 5.8%
88,000	361 Degrees International Ltd	25,256
6,000	AAC Technologies Holdings Inc	66,685
2,709,668	Agile Group Holdings Ltd	4,431,878
36,013,000	Agricultural Bank of China Ltd – Class H	17,451,041
106,300	Anhui Conch Cement Co Ltd – Class A	579,068
133,500	Anhui Conch Cement Co Ltd – Class H	814,407
36,000	Anhui Expressway Co Ltd – Class H	20,881
17,000	ANTA Sports Products Ltd	92,705
2,465,500	BAIC Motor Corp Ltd – Class H	2,074,373
23,200	Baidu Inc Sponsored ADR * (b)	5,254,336
2,973,000	Bank of China Ltd – Class H	1,335,939
5,497,000	Bank of Communications Co Ltd – Class H	3,972,566
44,000	Baoye Group Co Ltd – Class H *	25,978
175,000	Cabbeen Fashion Ltd	56,434
42,100	Cangzhou Mingzhu Plastic Co Ltd – Class A	28,841
15,400	Changyou.com Ltd ADR	207,746
3,776,000	China CITIC Bank Corp Ltd – Class H	2,359,201
6,604,000	China Communications Services Corp Ltd – Class H	5,471,355
454,600	China Construction Bank Corp – Class A	458,816
2,866,000	China Construction Bank Corp – Class H	2,524,190
1,381,000	China Everbright Bank Co Ltd – Class H	577,432
2,154,000	China Greenfresh Group Co Ltd *	323,815
1,114,000	China Huarong Asset Management Co Ltd – Class H	231,580
3,279,000	China Lesso Group Holdings Ltd	1,892,304
222,000	China Lilang Ltd	246,243
2,850,000	China Machinery Engineering Corp – Class H	1,387,857
90,000	China Medical System Holdings Ltd	149,170
125,000	China Mobile Ltd	1,175,690
4,134,900	China National Building Material Co Ltd – Class H	3,874,461
174,000	China Overseas Land & Investment Ltd	551,497
13,900	China Petroleum & Chemical Corp ADR	1,380,409
492,800	China Petroleum & Chemical Corp – Class A	494,288
18,344,000	China Petroleum & Chemical Corp – Class H	18,457,484
162,000	China Pioneer Pharma Holdings Ltd	40,256
8,601,000	China Railway Construction Corp Ltd – Class H	10,404,856
2,521,042	China Railway Group Ltd – Class H	2,178,884
430,000	China Resources Cement Holdings Ltd	502,857
172,000	China Resources Land Ltd	599,979
1,418,500	China Resources Pharmaceutical Group Ltd	2,270,009
359,000	China SCE Group Holdings Ltd	161,158
45,600	China Shenhua Energy Co Ltd – Class A	123,771
1,473,000	China Shenhua Energy Co Ltd – Class H	3,289,946
495,000	China Shineway Pharmaceutical Group Ltd	699,520

See accompanying notes to the financial statements.	15

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	China — continued
27,144,000	China Telecom Corp Ltd – Class H	12,765,892
288,000	China Travel International Investment Hong Kong Ltd	93,638
60,700	China Vanke Co Ltd – Class A	214,192
139,900	China Vanke Co Ltd – Class H	485,369
111,097	China Yangtze Power Co Ltd – Class A	257,664
23,300	China Yuchai International Ltd	468,563
38,100	Chongqing Department Store Co Ltd – Class A	160,262
3,649,000	Chongqing Rural Commercial Bank Co Ltd – Class H	1,968,200
82,000	CIFI Holdings Group Co Ltd	47,627
45,000	CNOOC Ltd	79,847
230,000	Country Garden Holdings Co Ltd	342,883
25,517	Country Garden Services Holdings Co Ltd *	43,109
100,000	Dah Chong Hong Holdings Ltd	43,490
221,099	Daqin Railway Co Ltd – Class A	279,540
20,100	Dashang Co Ltd – Class A	84,354
6,160,000	Dongfeng Motor Group Co Ltd – Class H	6,886,122
9,000	ENN Energy Holdings Ltd	82,045
97,100	Fangda Special Steel Technology Co Ltd – Class A	157,907
528,000	Geely Automobile Holdings Ltd	1,124,156
99,700	Gree Electric Appliances Inc of Zhuhai – Class A *	569,643
232,000	Guangdong Investment Ltd	411,865
762,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	2,807,539
4,705,079	Guangzhou R&F Properties Co Ltd – Class H	9,508,392
2,373,000	Haier Electronics Group Co Ltd *	6,188,428
24,000	Haitian International Holdings Ltd	48,164
1,544,000	Harbin Electric Co Ltd – Class H	485,770
114,300	Heilan Home Co Ltd – Class A	167,034
51,200	Henan Shuanghui Investment & Development Co Ltd – Class A	174,425
8,000	Hengan International Group Co Ltd	72,076
558,000	Hua Hong Semiconductor Ltd	1,523,556
2,842,000	Huabao International Holdings Ltd	1,674,675
74,000	IGG Inc	89,492
217,800	Industrial & Commercial Bank of China Ltd – Class A	173,713
1,969,000	Industrial and Commercial Bank of China Ltd – Class H	1,454,299
76,000	Jiangsu Expressway Co Ltd – Class H	96,118
49,000	JNBY Design Ltd	83,493
1,129,000	Kingboard Holdings Ltd	4,019,127
956,500	Kingboard Laminates Holdings Ltd	904,322
9,500	Legend Holdings Corp – Class H	29,418
499,680	Livzon Pharmaceutical Group Inc – Class H	2,018,349
92,400	Logan Property Holdings Co Ltd	115,610

Shares	Description	Value ($)
	China — continued
78,500	Longfor Group Holdings Ltd	218,350
7,152,000	Lonking Holdings Ltd	2,462,439
7,500	Momo Inc Sponsored ADR *	347,175
600	NetEase Inc ADR (a)	118,626
19,000	Nine Dragons Paper Holdings Ltd	21,576
136,000	People’s Insurance Co Group of China Ltd (The) – Class H	58,994
360,000	PICC Property & Casualty Co Ltd – Class H	405,924
8,418,000	Postal Savings Bank of China Co Ltd – Class H	4,961,741
1,235,000	Powerlong Real Estate Holdings Ltd	631,630
102,000	Qingling Motors Co Ltd – Class H	27,822
278,000	Road King Infrastructure Ltd	472,332
597,000	Shanghai Industrial Holdings Ltd	1,423,463
1,510,200	Shanghai Pharmaceuticals Holding Co Ltd – Class H	3,966,994
206,638	Shanghai SMI Holding Co Ltd – Class A	173,481
38,000	Shenzhen Expressway Co Ltd – Class H	36,869
152,000	Shenzhen Investment Ltd	49,806
8,000	Shenzhou International Group Holdings Ltd.	105,077
3,442,000	Shimao Property Holdings Ltd	10,279,093
1,120,000	Sino Biopharmaceutical Ltd	1,419,498
122,500	Sino-Ocean Group Holding Ltd	62,328
1,638,000	Sinotruk Hong Kong Ltd	2,446,383
2,046,000	SSY Group Ltd	1,903,659
349,098	Suning Universal Co Ltd – Class A	172,861
38,800	Tencent Holdings Ltd	1,667,901
3,800	Tencent Holdings Ltd ADR	163,932
267,500	Texhong Textile Group Ltd	460,349
646,000	Tianjin Port Development Holdings Ltd *	75,765
1,076,000	Tianneng Power International Ltd	1,337,438
35,000	Times China Holdings Ltd	41,569
1,749,000	TravelSky Technology Ltd – Class H	4,490,909
179,000	Uni-President China Holdings Ltd	176,389
3,089,000	Weichai Power Co Ltd – Class H	3,276,079
523,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	348,630
2,006,000	Xtep International Holdings Ltd	1,340,300
42,000	Yuexiu Transport Infrastructure Ltd	32,662
5,945,000	Yuzhou Properties Co Ltd	3,163,563
6,000	YY Inc ADR *	458,580
306,000	Zhejiang Expressway Co Ltd – Class H	242,951
66,286	Zhejiang Weixing New Building Materials Co Ltd – Class A	164,456

	Total China	205,673,124

	Colombia — 0.1%
144,314	Almacenes Exito SA	751,381
86,031	Ecopetrol SA	96,590

16	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Colombia — continued
71,500	Ecopetrol SA Sponsored ADR	1,615,900

	Total Colombia	2,463,871

	Czech Republic — 0.0%
15,021	Moneta Money Bank AS	52,504
252	Philip Morris CR AS	168,930

	Total Czech Republic	221,434

	Denmark — 0.2%
36,300	Novo Nordisk A/S Sponsored ADR	1,784,871
109,852	Novo Nordisk A/S – Class B	5,407,592
376	Rockwool International A/S – Class B	163,384
9,927	Royal Unibrew A/S	855,476
8,488	Scandinavian Tobacco Group A/S	139,736
2,578	Schouw & Co AB	203,834
536	SimCorp A/S	50,769
3,592	Spar Nord Bank A/S	35,136

	Total Denmark	8,640,798

	Egypt — 0.0%
37,976	Global Telecom Holding SAE *	9,052

	Finland — 0.3%
2,441	Cramo Oyj	51,607
4,644	DNA Oyj	98,813
4,169	Finnair Oyj	36,368
359	Kesko Oyj – B Shares	20,912
9,849	Metsa Board Oyj	99,240
39,545	Neste Oyj	3,433,401
19,281	Stora Enso Oyj – R Shares	358,858
2,487	Tieto Oyj	80,723
122,894	UPM-Kymmene Oyj	4,740,571

	Total Finland	8,920,493

	France — 1.3%
3,147	AKWEL	76,516
7,526	Alten SA	779,303
13,315	AXA SA	335,548
94,725	BNP Paribas SA	5,576,740
1,005	Bonduelle SCA	33,480
17,283	Christian Dior SE	7,456,830
95,650	CNP Assurances	2,210,736
29,187	Coface SA	273,835
42,523	Credit Agricole SA	581,823
462	Dassault Systemes SE	74,974
8,748	Derichebourg SA	48,993
2,791	Eramet	239,118
2,576	Gaztransport Et Technigaz SA	176,245
655	Interparfums SA	30,374

Shares	Description	Value ($)
	France — continued
1,220	Ipsen SA	217,408
4,876	IPSOS (b)	154,562
2,872	Jacquet Metal Service	83,913
2,352	Kaufman & Broad SA	123,858
33,628	L’Oreal SA	8,050,741
2,254	Mersen SA	88,254
10,993	Metropole Television SA	217,649
94,349	Natixis SA	631,004
430	Nexity SA	26,278
7,715	Peugeot SA	212,582
2,381	Rallye SA	24,719
46,321	Sanofi	3,977,740
36,800	Sanofi ADR (a)	1,576,880
4,034	Schneider Electric SE	327,823
22,080	SCOR SE	892,589
27,897	Societe Generale SA	1,142,306
322,900	STMicroelectronics NV – NY Shares (Registered)	6,680,801
174,745	STMicroelectronics NV	3,605,441
614	Vilmorin & Cie SA	42,597

	Total France	45,971,660

	Germany — 2.1%
937	Aareal Bank AG	38,100
55,416	Allianz SE (Registered)	11,811,465
814	Amadeus Fire AG	93,838
44,833	BASF SE	4,142,817
4,182	Bayer AG (Registered)	390,282
145,041	Bayerische Motoren Werke AG	14,040,944
3,883	Cewe Stiftung & Co KGAA	356,997
80,745	Covestro AG (b)	6,874,744
194,909	Daimler AG (Registered Shares)	12,604,828
462,371	Deutsche Lufthansa AG (Registered)	12,080,626
34,496	Deutsche Pfandbriefbank AG	504,997
2,222	Elmos Semiconductor AG	57,397
7,135	Henkel AG & Co KGaA	796,165
2,917	Isra Vision AG	203,004
728	Koenig & Bauer AG	50,495
1,419	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	305,701
752	Rheinmetall AG	82,011
4,149	RWE AG	105,231
38,579	SAP AG	4,631,323
805	Siltronic AG	116,701
7,175	Software AG	353,822
2,158	Takkt AG	37,646
20,664	Talanx AG	780,299
18,791	Volkswagen AG	3,024,765
4,783	Wacker Neuson SE	132,235
654	Washtec AG	63,493

See accompanying notes to the financial statements.	17

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
2,753	Wuestenrot & Wuerttembergische AG	63,594

	Total Germany	73,743,520

	Greece — 0.0%
12,055	FF Group * (c)	67,166

	Hong Kong — 0.5%
352,400	BOC Hong Kong Holdings Ltd	1,721,049
751,400	Champion (REIT)	552,666
38,000	CK Asset Holdings Ltd	271,006
41,700	Dah Sing Banking Group Ltd	86,010
2,800	Dah Sing Financial Holdings Ltd	17,415
78,000	Fortune Real Estate Investment Trust	93,433
8,100	Hang Seng Bank Ltd	219,746
90,100	Hysan Development Co Ltd	462,331
841,638	I-CABLE Communications Ltd *	9,547
35,000	Johnson Electric Holdings Ltd	102,626
221,800	Kerry Properties Ltd	841,137
54,800	Luk Fook Holdings International Ltd	190,688
1,739,900	SJM Holdings Ltd	1,969,935
10,300	SmarTone Telecommunications Holdings Ltd	10,422
7,669,500	WH Group Ltd	5,792,232
689,100	Wharf Holdings Ltd (The)	1,967,899
407,100	Wharf Real Estate Investment Co Ltd	2,701,046
339,500	Wheelock & Co Ltd	2,131,751
39,425	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	9,596
18,000	Xinyi Glass Holdings Ltd	22,502
8,400	Yue Yuen Industrial Holdings Ltd	23,287

	Total Hong Kong	19,196,324

	Hungary — 0.0%
733,294	Magyar Telekom Telecommunications Plc	1,074,870
7,155	Richter Gedeon Nyrt	140,498

	Total Hungary	1,215,368

	India — 1.6%
565	ACC Ltd	13,109
23,117	Apollo Tyres Ltd	82,114
31,638	Aurobindo Pharma Ltd	318,380
2,476	Bajaj Auto Ltd	96,235
13,132	Balmer Lawrie & Co Ltd	42,622
137,242	Balrampur Chini Mills Ltd *	147,929
22,023	Bata India Ltd	336,778
11,377	Castrol India Ltd	25,518
12,475	Divi’s Laboratories Ltd	230,518
583,463	Firstsource Solutions Ltd	620,409
7,479	Gujarat State Petronet Ltd	20,279
873,986	HCL Technologies Ltd	12,876,195

Shares	Description	Value ($)
	India — continued
46,273	Hero MotoCorp Ltd	2,129,048
278,822	Hexaware Technologies Ltd	1,725,555
66,933	Hindustan Unilever Ltd	1,677,581
108,196	HT Media Ltd	84,219
18,105	IDFC Bank Ltd	12,189
319,360	ITC Ltd	1,440,632
87,812	Jamna Auto Industries Ltd	100,819
20,330	Jubilant Life Sciences Ltd *	206,601
83,020	Just Dial Ltd *	654,736
12,597	KPIT Technologies Ltd	53,870
52,988	Larsen & Toubro Infotech Ltd	1,335,831
2,258	Mahanagar Gas Ltd	27,490
195,698	Mahindra & Mahindra Ltd	2,667,111
53,299	Maruti Suzuki India Ltd	6,845,885
11,280	Mastek Ltd	85,739
3,014	Merck Ltd	148,850
119,432	Mphasis Ltd	2,131,914
306	MRF Ltd	319,106
77,100	NHPC Ltd	27,631
120,379	NIIT Technologies Ltd	2,392,105
959,843	Oil & Natural Gas Corp Ltd	2,435,774
10,626	Oil India Ltd	32,054
400	Oracle Financial Services Software Ltd	23,603
2,838	Pidilite Industries Ltd	46,781
1,301	Piramal Enterprises Ltd	58,922
607,485	Power Finance Corp Ltd	724,285
739,608	PTC India Ltd	874,488
20,493	Rajesh Exports Ltd	192,067
400,527	Reliance Capital Ltd	2,660,423
3,690	Repco Home Finance Ltd	28,303
2,842,573	Rural Electrification Corp Ltd	4,809,390
116,413	Sonata Software Ltd	578,896
4,342	Tata Motors Ltd – Class A *	8,716
116,736	Tech Mahindra Ltd	1,261,575
40,975	Vakrangee Ltd	22,284
70,349	VIP Industries Ltd	619,829
322,015	Wipro Ltd	1,363,985
118,333	Zee Entertainment Enterprises Ltd	835,192

	Total India	55,453,565

	Indonesia — 0.2%
2,114,300	Adaro Energy Tbk PT	268,074
134,000	Bank Central Asia Tbk PT	225,694
423,000	Bank Mandiri Persero Tbk PT	197,091
193,700	Bank Negara Indonesia Persero Tbk PT	102,605
1,202,700	Bank Pembangunan Daerah Jawa Timur Tbk PT	54,701
3,791,700	Bank Rakyat Indonesia Persero Tbk PT	819,259
655,000	Bukit Asam Tbk PT	180,133
165,100	Bumi Serpong Damai Tbk PT *	13,467

18	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Indonesia — continued
2,551,400	Erajaya Swasembada Tbk PT	464,663
38,100	Gudang Garam Tbk PT	188,848
45,300	Indah Kiat Pulp & Paper Corp Tbk PT	58,775
1,092,900	Indo Tambangraya Megah Tbk PT	2,100,077
56,200	Link Net Tbk PT	16,412
78,500	Matahari Department Store Tbk PT	39,987
1,112,400	Mitra Pinasthika Mustika Tbk PT	74,026
2,601,400	Modernland Realty Tbk PT	44,908
6,154,600	Panin Financial Tbk PT *	85,308
112,900	PP Persero Tbk PT	14,577
965,000	Ramayana Lestari Sentosa Tbk PT	83,218
1,305,400	Surya Semesta Internusa Tbk PT	43,086
1,127,700	Telekomunikasi Indonesia Persero Tbk PT	267,855
2,200	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	52,074
60,200	United Tractors Tbk PT	140,637
629,800	Waskita Beton Precast Tbk PT	16,689
67,400	XL Axiata Tbk PT *	14,547

	Total Indonesia	5,566,711

	Ireland — 0.1%
12,600	ICON Plc *	1,877,652

	Israel — 0.0%
70,703	Bank Leumi Le-Israel BM	474,936
8,692	Discount Investment Corp Ltd (Registered)	26,254
5,220	First International Bank of Israel Ltd	120,915
9,801	Harel Insurance Investments & Financial Services Ltd	80,013
4,077	Nova Measuring Instruments Ltd *	122,619

	Total Israel	824,737

	Italy — 0.9%
38,149	ACEA SPA	543,758
9,853	ASTM SPA	201,100
93,324	Cofide SPA	50,294
6,272	El.En. SPA	202,172
21,564	Enav SPA	106,610
487,312	Enel SPA	2,409,241
27,769	ERG SPA	575,191
150,644	EXOR NV	9,802,270
16,566	Falck Renewables SPA	39,231
31,164	Fiat Chrysler Automobiles NV *	527,600
624,000	Fiat Chrysler Automobiles NV *	10,676,640
37,665	Fincantieri SPA	55,839
5,940	FinecoBank Banca Fineco SPA	70,811
46,897	Hera SPA	147,128
439,595	Iren SPA	1,031,018
8,260	La Doria SPA	94,783
9,666	MARR SPA	271,622

Shares	Description	Value ($)
	Italy — continued
12,147	Mediobanca Banca di Credito Finanziario SPA	113,108
39,317	Poste Italiane SPA	302,869
1,507	Prima Industrie SPA	56,684
18,681	Recordati SPA	654,432
682	Reply SPA	45,119
26,638	Saras SPA	67,375
209,443	Societa Cattolica di Assicurazioni SC	1,699,796
21,964	Societa Iniziative Autostradali e Servizi SPA	306,194
566,952	Telecom Italia SPA-RSP	315,569
42,012	Unipol Gruppo SPA	173,463

	Total Italy	30,539,917

	Japan — 4.9%
27,300	Aisin Seiki Co Ltd	1,262,705
16,000	AOKI Holdings Inc (b)	215,809
777,000	Asahi Kasei Corp (b)	11,385,789
523,300	Astellas Pharma Inc (b)	8,871,819
215,900	Brother Industries Ltd	4,429,042
237,300	Canon Inc	7,614,149
1,700	Capcom Co Ltd	39,623
10,400	Cawachi Ltd	198,564
500	Central Japan Railway Co	100,388
27,200	CKD Corp	401,753
32,900	Concordia Financial Group Ltd	157,874
13,500	Cosmo Energy Holdings Co Ltd (b)	497,417
7,100	Daiwabo Holdings Co Ltd	423,401
1,200	DCM Holdings Co Ltd	10,960
16,160	Denka Co Ltd	552,980
11,500	DTS Corp	471,317
8,200	Ehime Bank Ltd (The)	90,430
1,500	Eisai Co Ltd	135,835
9,500	Elecom Co Ltd	251,118
3,900	Exedy Corp	122,610
37,200	Fancl Corp	1,910,945
216,000	Fuji Electric Co Ltd	1,739,965
1,800	Fujicco Co Ltd	39,268
8,200	FUJIFILM Holdings Corp	346,354
355,000	Fujitsu Ltd	2,595,696
14,000	Fukuoka Financial Group Inc	78,494
1,900	Fuyo General Lease Co Ltd	114,052
3,800	Hakuhodo DY Holdings Inc	64,113
1,600	Hamakyorex Co Ltd	53,761
32,060	Hanwa Co Ltd	1,080,742
2,500	Heiwado Co Ltd	65,459
1,700	Hisamitsu Pharmaceutical Co Inc	124,186
1,846,000	Hitachi Ltd	12,049,889
30,600	Honda Motor Co Ltd	906,470
1,000	Horiba Ltd	61,925

See accompanying notes to the financial statements.	19

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,100	Hosokawa Micron Corp	66,573
32,700	House Foods Group Inc	969,471
5,200	Isuzu Motors Ltd	75,072
874,400	ITOCHU Corp	15,279,135
3,000	Japan Aviation Electronics Industry Ltd	54,902
8,900	JSR Corp	172,643
1,800	JTEKT Corp	25,196
30,700	JXTG Holdings Inc	216,154
1,100	Kaken Pharmaceutical Co Ltd	56,499
97,400	Kanematsu Corp	1,444,477
1,000	Kasai Kogyo Co Ltd	11,007
600	Kato Sangyo Co Ltd	19,486
28,200	KDDI Corp	745,603
9,700	Keihin Corp	203,840
300	Keyence Corp	169,832
34,500	Kirin Holdings Co Ltd (b)	852,572
16,000	Kitz Corp	140,154
14,600	Konica Minolta Inc	148,478
1,300	Kose Corp	239,698
13,100	Kyowa Exeo Corp (b)	366,337
6,000	Makino Milling Machine Co Ltd	55,379
339,300	Marubeni Corp	2,780,039
66,000	MCJ Co Ltd	596,663
3,300	Medipal Holdings Corp	66,554
1,616,000	Mitsubishi Chemical Holdings Corp	14,478,943
47,900	Mitsubishi Corp	1,365,967
663,000	Mitsubishi Electric Corp	8,950,151
103,600	Mitsubishi Gas Chemical Co Inc (b)	2,153,624
122,500	Mitsubishi Tanabe Pharma Corp	2,043,176
21,700	Mitsui & Co Ltd	361,495
32,300	Mitsui Chemicals Inc (b)	834,798
6,000	Mitsui Sugar Co Ltd	163,521
3,800	Mitsui Mining & Smelting Co Ltd	108,860
300	Modec Inc	9,079
600	Nachi-Fujikoshi Corp	29,108
1,100	NEC Corp	30,370
8,300	NET One Systems Co Ltd	192,240
52,000	Nichias Corp (b)	675,980
21,400	Nichiha Corp	600,872
2,900	Nihon Unisys Ltd	70,798
29,400	Nippo Corp	545,673
347,100	Nippon Telegraph & Telephone Corp	15,442,816
2,000	Nippon Flour Mills Co Ltd	33,453
4,000	Nisshin Oillio Group Ltd (The)	108,135
12,200	Nisshin Seifun Group Inc	244,013
23,000	Nisshinbo Holdings Inc	257,892
900	Nissin Corp	18,841
4,800	Nomura Real Estate Holdings Inc	103,979
500	Noritake Co Ltd	30,032
5,900	Noritsu Koki Co Ltd	153,548

Shares	Description	Value ($)
	Japan — continued
37,500	NTT DOCOMO Inc	971,839
1,800	Okamura Corp	24,533
15,100	Open House Co Ltd	882,652
13,700	ORIX Corp	220,319
9,800	Osaki Electric Co Ltd	71,987
1,700	Otsuka Holdings Co Ltd	79,755
80,800	Pola Orbis Holdings Inc	2,847,537
2,300	Pressance Corp	35,191
173,000	Prima Meat Packers Ltd	858,791
5,500	Renesas Electronics Corp *	41,547
6,500	Resona Holdings Inc	36,869
1,900	Rion Co Ltd	40,208
32,800	Rohto Pharmaceutical Co Ltd	1,047,824
6,600	Roland DG Corp	154,876
7,500	Seiko Holdings Corp	209,714
157,300	Sekisui Chemical Co Ltd	2,732,643
13,600	Showa Corp	216,637
8,100	Showa Denko KK (b)	384,727
1,495,300	Sojitz Corp	5,203,443
1,217,000	Sumitomo Chemical Co Ltd (b)	6,907,466
12,700	Sumitomo Dainippon Pharma Co Ltd (b)	270,245
4,700	Sumitomo Forestry Co Ltd	75,917
11,240	Sumitomo Heavy Industries Ltd	365,718
15,500	Sumitomo Mitsui Financial Group Inc	609,358
4,300	Sumitomo Mitsui Trust Holdings Inc	172,537
2,300	Suntory Beverage & Food Ltd	94,210
1,300	Suzuken Co Ltd	59,034
200	T RAD Co Ltd	5,469
23,900	T-Gaia Corp	628,956
200	Taisho Pharmaceutical Holdings Co Ltd	21,678
3,400	Takara Holdings Inc	33,704
26,100	Takeda Pharmaceutical Co Ltd	1,087,356
10,200	Tatsuta Electric Wire and Cable Co Ltd	55,680
13,800	Tocalo Co Ltd	159,548
500	Token Corp	35,389
8,200	Tokio Marine Holdings Inc	386,399
34,000	Tokyo Electron Ltd	5,788,491
17,600	Tokyu Construction Co Ltd	161,711
2,000	Toshiba Machine Co Ltd	9,377
127,300	Tosoh Corp	1,997,368
2,000	Toyo Suisan Kaisha Ltd	73,664
101,100	Toyota Tsusho Corp	3,444,245
8,500	TPR Co Ltd	199,370
29,400	TS Tech Co Ltd	1,109,289
9,800	UKC Holdings Corp	215,894
1,600	Ushio Inc	21,096
10,800	Wacoal Holdings Corp	319,581
1,800	Yamazaki Baking Co Ltd	35,018
500	Yellow Hat Ltd	13,918

20	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
12,300	Yuasa Trading Co Ltd	428,957

	Total Japan	173,075,765

	Malaysia — 0.2%
475,900	DRB-Hicom Berhad	262,103
156,500	KSL Holdings Berhad *	32,339
121,400	Malayan Flour Mills Berhad	34,768
159,600	Padini Holdings Berhad	232,264
10,500	Petronas Dagangan Berhad	69,321
69,400	Sapura Energy Berhad *	5,698
1,048,900	Supermax Corp Berhad	856,026
31,500	Tenaga Nasional Berhad	120,082
1,311,300	Top Glove Corp Berhad	3,552,905
83,000	UOA Development Berhad	49,020
53,600	YTL Power International Berhad	14,859

	Total Malaysia	5,229,385

	Mexico — 0.6%
109,125	Arca Continental SAB de CV	674,847
16,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand – Class B	25,350
18,100	Becle SAB de CV	25,693
136,929	Bolsa Mexicana de Valores SAB de CV	275,789
168,800	Cemex SAB de CV *	119,629
43,500	Cemex SAB de CV Sponsored ADR * (a)	308,415
61,900	Corp Inmobiliaria Vesta SAB de CV	87,641
3,700	El Puerto de Liverpool SAB de CV – Class C1	26,114
55,000	Fibra Uno Administracion SA de CV (REIT)	71,970
24,400	Fomento Economico Mexicano SAB de CV	233,716
4,500	Fomento Economico Mexicano SAB de CV Sponsored ADR	431,460
114,600	Gentera SAB de CV	116,308
33,350	Grupo Aeroportuario del Centro Norte SAB de CV	219,229
200	Grupo Aeroportuario del Centro Norte SAB de CV ADR	10,542
800	Grupo Aeroportuario del Pacifico SAB de CV ADR	82,648
8,200	Grupo Aeroportuario del Pacifico SAB de CV – Class B	84,729
400	Grupo Aeroportuario del Sureste SAB de CV ADR	75,036
2,785	Grupo Aeroportuario del Sureste SAB de CV – Class B	52,226
14,500	Grupo Bimbo SAB de CV – Class A	30,275
30,800	Grupo Financiero Banorte SAB de CV – Class O	210,076
17,400	Grupo Financiero Inbursa SAB de CV – Class O	27,687

Shares	Description	Value ($)
	Mexico — continued
148,142	Grupo Herdez SAB de CV	318,612
18,700	Grupo Lala SAB de CV	19,899
53,500	Grupo Mexico SAB de CV – Series B	156,563
1,620	Industrias Penoles SAB de CV	27,445
105,300	Megacable Holdings SAB de CV CPO	496,317
26,500	Mexichem SAB de CV	89,423
11,245	Promotora y Operadora de Infraestructura SAB de CV	119,511
16,900	Unifin Financiera SAB de CV SOFOM ENR	43,114
6,113,838	Wal-Mart de Mexico SAB de CV	16,928,437

	Total Mexico	21,388,701

	Netherlands — 0.4%
20,799	ASR Nederland NV	994,384
6,513	ForFarmers NV	72,838
30,715	Heineken Holding NV	2,930,624
470,729	ING Groep NV	6,394,280
2,728	Koninklijke Ahold Delhaize NV	66,452
2,545	Koninklijke Volkerwessels NV	54,676
14,036	Signify NV (b)	395,654
27,200	Wolters Kluwer NV	1,725,656

	Total Netherlands	12,634,564

	New Zealand — 0.0%
676,416	Air New Zealand Ltd	1,476,693

	Norway — 0.7%
7,063	Aker ASA – A Shares	553,373
14,079	Aker Solutions ASA *	95,847
38,955	Austevoll Seafood ASA	512,587
27,356	Bakkafrost P/F	1,560,646
2,589	Borregaard ASA	24,614
469,929	DNB ASA	9,553,661
2,317	Entra ASA	33,592
300,557	Equinor ASA	7,709,348
11,107	Grieg Seafood ASA	127,782
42,773	Kvaerner ASA *	79,083
66,481	Leroy Seafood Group ASA	505,528
3,999	Marine Harvest ASA	86,369
9,498	Salmar ASA	457,292
5,489	Selvaag Bolig ASA	27,744
24,304	SpareBank 1 Nord Norge	190,105
10,671	SpareBank 1 SR Bank ASA	120,407
122,489	Storebrand ASA	1,084,390
89,740	Subsea 7 SA	1,220,046
13,044	TGS NOPEC Geophysical Co ASA	494,689

	Total Norway	24,437,103

See accompanying notes to the financial statements.	21

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Pakistan — 0.0%
13,100	Engro Corp Ltd	34,715
38,000	Engro Fertilizers Ltd	24,179
37,600	Oil & Gas Development Co Ltd	46,043
6,350	Pakistan Oilfields Ltd	32,903

	Total Pakistan	137,840

	Peru — 0.0%
500	Credicorp Ltd	109,010

	Philippines — 0.0%
279,000	Belle Corp	16,073
78,900	DMCI Holdings Inc	18,897
56,200	Eagle Cement Corp	17,069
107,500	First Gen Corp	34,190
1,890	GT Capital Holdings Inc	30,977
31,400	Jollibee Foods Corp	169,192
269,200	Lopez Holding Corp	23,660
266,200	LT Group Inc	85,619
42,600	Manila Electric Co	297,445
169,800	Manila Water Co Inc	77,505
492,000	Megaworld Corp	42,253
377,000	Metro Pacific Investments Corp	38,460
682,325	Nickel Asia Corp	69,330
134,500	Petron Corp	22,793
38,285	Pilipinas Shell Petroleum Corp	41,171
19,720	Puregold Price Club Inc	16,967
95,250	Semirara Mining & Power Corp	51,665

	Total Philippines	1,053,266

	Poland — 0.1%
108,611	Asseco Poland SA	1,345,568
7,207	Bank Millennium SA *	17,492
11,945	Bank Polska Kasa Opieki SA	376,369
607	Bank Zachodni WBK SA	61,707
2,441	Budimex SA	75,013
501	CCC SA	29,181
2,863	CD Projekt SA *	159,506
42,398	Cyfrowy Polsat SA *	257,115
1,730	Dino Polska SA *	42,513
221,733	Energa SA	501,536
2,590	Grupa Lotos SA	48,693
60,510	Impexmetal SA *	65,107
2,120	KRUK SA	118,310
52	LPP SA	129,531
20,194	Polski Koncern Naftowy ORLEN SA	535,349
211,860	Polskie Gornictwo Naftowe i Gazownictwo SA *	331,895
28,536	Powszechna Kasa Oszczednosci Bank Polski SA	325,171
45,054	Powszechny Zaklad Ubezpieczen SA	542,573

Shares	Description	Value ($)
	Poland — continued
684	Stalprodukt SA	85,516
1,608	Warsaw Stock Exchange	17,958

	Total Poland	5,066,103

	Portugal — 0.0%
5,537	Altri SGPS SA	51,060
11,994	Navigator Co SA (The)	59,932
1,615	Semapa-Sociedade de Investimento e Gestao	33,397
391,292	Sonae SGPS SA	416,275

	Total Portugal	560,664

	Qatar — 0.0%
23,108	Barwa Real Estate Co	228,499
7,847	Doha Bank QPSC	55,378
4,865	Masraf Al Rayan QSC	50,388
1,272	Qatar Electricity & Water Co QSC	66,815
13,840	Qatar Gas Transport Co Ltd	66,483
5,364	Qatar Insurance Co SAQ	54,243
1,532	Qatar Islamic Bank SAQ	58,915
12,331	Qatar National Bank QPSC	602,961
874	Qatar National Cement Co QSC	13,777
1,678	Qatar Navigation QSC	30,125

	Total Qatar	1,227,584

	Russia — 0.7%
180,300	Aeroflot PJSC	308,837
492,700	Alrosa PJSC	741,106
1,327,000	ENEL RUSSIA PJSC	21,875
21,000	Gazprom Neft PJSC	104,572
1,381,973	Gazprom PJSC Sponsored ADR	6,095,731
18,080	Globaltrans Investment Plc Sponsored GDR (Registered)	199,015
3,853,000	Inter RAO UES PJSC	230,934
69,622	LUKOIL PJSC Sponsored ADR	4,811,061
14,840	M.Video PJSC *	95,323
143,400	Magnitogorsk Iron & Steel OJSC	103,236
4,588	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	43,810
78,331	MMC Norilsk Nickel PJSC ADR	1,299,931
131,400	Mobile TeleSystems PJSC Sponsored ADR	1,018,350
349,700	Moscow Exchange MICEX-RTS PJSC	507,935
12,810	Novatek PJSC	205,904
8,843	Novatek PJSC Sponsered GDR (Registered)	1,478,779
70,760	Novolipetsk Steel PJSC	173,624
24,024	Novolipetsk Steel PJSC GDR	583,452
3,740	PhosAgro PJSC GDR (Registered)	49,558
1,116	Polyus PJSC	72,417
5,687	Polyus PJSC GDR (Registered)	184,331
16,000	QIWI Plc Sponsored ADR *	227,200

22	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
13,680	Raspadskaya OJSC *	20,195
349,700	Rostelecom PJSC	350,527
1,611	Rostelecom PJSC Sponsored ADR	9,685
1,470	Safmar Financial Investment	17,479
109,000	Sberbank of Russia PJSC	292,989
325,372	Sberbank of Russia Sponsored ADR	3,543,392
5,900	Severstal PJSC	95,063
23,869	Severstal PJSC GDR (Registered)	384,081
121,700	Surgutneftegas PJSC	51,885
8,454	Surgutneftegas PJSC Sponsored ADR	35,187
37,760	Tatneft PJSC	438,902
11,815	Tatneft PJSC Sponsored ADR	819,201
6,125	TCS Group Holding Plc GDR (Registered)	112,753

	Total Russia	24,728,320

	Singapore — 0.1%
13,900	China Aviation Oil Singapore Corp Ltd	15,784
67,700	Frasers Centrepoint Trust (REIT)	113,406
87,800	Japfa Ltd	42,896
320,000	Mapletree North Asia Commercial Trust (REIT)	270,415
13,300	Oversea-Chinese Banking Corp Ltd	109,458
29,000	Parkway Life Real Estate Investment Trust	56,611
54,600	UMS Holdings Ltd	29,699
15,700	United Overseas Bank Ltd	309,423
215,800	Venture Corp Ltd	2,849,044
710,400	Yangzijiang Shipbuilding Holdings Ltd	553,961
416,600	Yanlord Land Group Ltd	461,631

	Total Singapore	4,812,328

	South Africa — 1.4%
832,507	Absa Group Ltd	9,207,641
15,674	Alviva Holdings Ltd	19,410
105,991	Astral Foods Ltd	1,866,673
456,352	Aveng Ltd *	1,551
33,124	AVI Ltd	261,371
211,412	Barloworld Ltd	1,798,065
5,681	BID Corp Ltd	121,215
3,730	Bidvest Group Ltd (The)	54,814
1,616,217	Blue Label Telecoms Ltd	787,362
6,864	Brait SE *	17,434
1,458	Capitec Bank Holdings Ltd	99,573
21,774	Clicks Group Ltd	300,721
12,978	Coronation Fund Managers Ltd	50,841
13,581	Dis-Chem Pharmacies Ltd	31,276
9,847	Discovery Ltd	117,334
1,715	Distell Group Holdings Ltd *	14,235
21,287	Emira Property Fund Ltd (REIT)	23,127
26,584	Exxaro Resources Ltd	269,457
105,101	FirstRand Ltd	505,618

Shares	Description	Value ($)
	South Africa — continued
10,470	Foschini Group Ltd (The)	124,388
172,917	Growthpoint Properties Ltd (REIT)	299,344
4,953	Hyprop Investments Ltd (REIT)	34,381
8,438	Imperial Holdings Ltd	118,233
4,003	JSE Ltd	44,110
108,906	Kumba Iron Ore Ltd	1,963,257
23,626	Lewis Group Ltd	45,507
349,146	Liberty Holdings Ltd	2,762,313
6,434	Massmart Holdings Ltd	48,495
1,434,339	Merafe Resources Ltd	147,340
50,505	Metair Investments Ltd	60,051
62,576	MMI Holdings Ltd	72,975
77,391	Mondi Ltd	2,159,372
143,436	Mr Price Group Ltd	2,198,879
22,244	MTN Group Ltd	134,682
373,979	Murray & Roberts Holdings Ltd	394,717
471,619	Nedbank Group Ltd	8,921,036
117,778	Old Mutual Ltd *	243,651
23,293	Pepkor Holdings Ltd *	28,525
12,507	Rand Merchant Investment Holdings Ltd	34,767
128,729	Raubex Group Ltd	191,315
91,304	Redefine Properties Ltd (REIT)	64,306
7,079	Reinet Investments SCA	137,071
6,583	Resilient Ltd (REIT)	25,519
250,635	Reunert Ltd	1,298,324
64,666	RMB Holdings Ltd	371,136
48,338	Sanlam Ltd	260,887
1,864	Santam Ltd	38,467
12,163	Sappi Ltd	83,076
6,688	Sasol Ltd	261,964
1,000	Sasol Ltd Sponsored ADR	39,260
11,742	Shoprite Holdings Ltd	163,003
17,829	Sibanye Gold Ltd *	10,314
7,102	SPAR Group Ltd (The)	99,079
855,154	Standard Bank Group Ltd	10,838,622
211,205	Steinhoff International Holdings NV *	40,256
73,334	Telkom SA SOC Ltd	250,925
8,193	Tiger Brands Ltd	159,502
78,445	Truworths International Ltd	459,112
9,546	Vodacom Group Ltd	82,098
67,591	Wilson Bayly Holmes-Ovcon Ltd	689,295

	Total South Africa	50,947,272

	South Korea — 1.9%
2,119	Aekyung Petrochemical Co Ltd	21,503
52,802	BNK Financial Group Inc	395,778
233	Celltrion Pharm Inc *	16,775
6,956	Cheil Worldwide Inc	120,594
6,029	Chong Kun Dang Pharmaceutical Corp	587,440
750	CJ ENM Co Ltd	169,686

See accompanying notes to the financial statements.	23

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
11,089	Daou Data Corp	115,539
9,695	Daou Technology Inc	197,632
10,441	DB Insurance Co Ltd	600,294
11,366	DGB Financial Group Inc	104,641
21,573	Dongwha Pharm Co Ltd	224,636
24,043	Dongwon Development Co Ltd	90,356
2,002	E-MART Inc	385,723
5,492	F&F Co Ltd	495,331
3,573	Fila Korea Ltd	133,948
5,858	Grand Korea Leisure Co Ltd	127,061
7,087	Green Cross Holdings Corp	195,028
2,378	GS Home Shopping Inc	442,995
55,111	Hana Financial Group Inc	2,113,275
4,346	Hankook Tire Co Ltd	182,130
15,855	Hankook Tire Worldwide Co Ltd	259,234
357	Hanwha Aerospace Co Ltd *	8,016
158	HLB Inc *	14,752
1,163	Huons Co Ltd	103,877
1,388	Hyundai Department Store Co Ltd	124,136
2,038	Hyundai Home Shopping Network Corp	207,758
10,462	Hyundai Hy Communications & Network Co Ltd	38,447
8,394	Hyundai Marine & Fire Insurance Co Ltd	280,429
2,984	Hyundai Mobis Co Ltd	600,483
230	Hyundai Wia Corp	8,810
584,603	Industrial Bank of Korea	7,825,527
51,763	JB Financial Group Co Ltd	288,834
15,276	Kangwon Land Inc	397,368
69,427	KB Financial Group Inc	3,209,995
177,040	Kia Motors Corp	5,098,390
15,538	Korea Asset In Trust Co Ltd (REIT)	75,518
5,424	Korea United Pharm Inc	139,264
627	Korea Zinc Co Ltd	228,276
16,802	Korean Reinsurance Co	157,040
7,637	KT Hitel Co Ltd *	38,363
6,301	KT Skylife Co Ltd	75,279
8,637	KT&G Corp	783,443
25,588	Kwang Dong Pharmaceutical Co Ltd	172,845
13,187	Kwangju Bank Co Ltd	133,843
4,218	Kyobo Securities Co Ltd	37,137
45,915	LF Corp	1,095,290
60,145	LG Corp	3,863,887
110,963	LG Electronics Inc	7,650,087
33,829	LOTTE Himart Co Ltd	2,174,803
1,509	LS Corp	91,039
6,289	Meritz Financial Group Inc	69,462
665	Meritz Fire & Marine Insurance Co Ltd	10,902
1,145	S&T Motiv Co Ltd	33,128
21,841	Samjin Pharmaceutical Co Ltd	1,081,130
1,432	Samsung Card Co Ltd	45,337

Shares	Description	Value ($)
	South Korea — continued
1,153	Samsung Engineering Co Ltd *	17,440
535	Samsung Fire & Marine Insurance Co Ltd	127,355
354	Samsung SDS Co Ltd	77,136
6,821	Seoyon E-Hwa Co Ltd	37,193
20,258	Shinhan Financial Group Co Ltd	795,673
484	Shinsegae Inc	141,107
818	Sindoh Co Ltd	37,701
9,117	SK Holdings Co Ltd	2,154,808
169,932	SK Hynix Inc	12,673,483
1,165	SK Innovation Co Ltd	201,967
2,374	SK Networks Co Ltd	9,551
589	SK Telecom Co Ltd	138,682
222,000	SK Telecom Co Ltd Sponsored ADR	5,774,220
17,498	SL Corp	315,932
379	Spigen Korea Co Ltd	17,705
862	Unid Co Ltd	38,861
96	ViroMed Co Ltd *	20,455
180,474	Woori Bank	2,643,457

	Total South Korea	68,365,220

	Spain — 0.3%
1,854	ACS Actividades de Construccion y Servicios SA	77,131
20,280	Aena SME SA (b)	3,586,674
12,339	Ebro Foods SA	265,508
47,224	Ence Energia y Celulosa SA	442,917
22,200	Endesa SA	496,688
250,003	International Consolidated Airlines Group SA	2,244,003
8,957	Naturgy Energy Group SA	240,414
168,714	Repsol SA	3,244,856
18,359	Unicaja Banco SA	28,723

	Total Spain	10,626,914

	Sweden — 1.0%
24,547	Acando AB	96,312
15,028	Alfa Laval AB	402,851
11,765	Bufab AB	138,431
6,544	Castellum AB	118,376
30,489	Electrolux AB – Series B	680,319
9,096	Epiroc AB – Class A *	94,489
8,521	Granges AB	99,813
6,557	Hemfosa Fastigheter AB	89,205
8,412	KappAhl AB	32,043
16,474	Kindred Group Plc SDR	202,595
32,522	Klovern AB – B Shares	44,567
4,438	KNOW IT AB	88,629
3,251	Loomis AB – Class B	104,629
37,752	Nobina AB	278,385
2,270	Nolato AB – B Shares	160,370

24	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
30,357	Nordea Bank AB	328,041
9,916	Oriflame Holding AG	288,517
7,581	Peab AB	68,321
28,394	Resurs Holding AB	207,452
480,115	Sandvik AB	8,404,237
2,387	SKF AB – B Shares	45,884
30,614	SSAB AB – Series A	133,434
698,230	Svenska Cellulosa AB – Class B	8,128,245
43,283	Swedbank AB – A Shares	1,007,816
29,731	Swedish Match AB (b)	1,589,376
5,157	Tethys Oil AB	57,689
10,437	Volvo AB – A Shares	180,012
770,544	Volvo AB – B Shares	13,274,079
2,445	Wihlborgs Fastigheter AB	29,490

	Total Sweden	36,373,607

	Switzerland — 1.1%
3,840	ALSO Holding AG (Registered) *	456,979
215	Autoneum Holding AG	51,090
235	Bell Food Group AG (Registered)	73,021
10,071	BKW AG	714,373
4,729	Bobst Group SA (Registered)	405,158
148	Bossard Holding AG (Registered) – A Shares	30,556
2,008	Bucher Industries AG (Registered)	703,580
467	Coltene Holding AG (Registered)	55,468
377	Comet Holding AG (Registered) *	37,428
32	Emmi AG (Registered)	24,445
1,228	Galenica AG *	72,814
55,875	GAM Holding AG *	431,484
3,340	Georg Fischer AG (Registered)	4,371,729
30	Gurit Holding AG	25,579
851	Inficon Holding AG (Registered) *	432,960
3,686	Kardex AG (Registered) *	660,649
42	LEM Holding SA (Registered)	53,408
2,800	Luxoft Holding Inc *	130,480
41,557	Nestle SA (Registered)	3,483,601
104,830	Novartis AG (Registered)	8,696,918
2,393	Orior AG	211,614
5,751	Roche Holding AG	1,441,914
42,298	Roche Holding AG	10,487,940
42,348	Sika AG (Registered) (b)	6,271,997
4,635	Swiss Re AG	417,013
736	Swissquote Group Holding SA	54,469
1,604	Zehnder Group AG – Class RG	75,931
1,522	Zurich Insurance Group AG	463,342

	Total Switzerland	40,335,940

	Taiwan — 2.7%
298,000	AcBel Polytech Inc	196,467

Shares	Description	Value ($)
	Taiwan — continued
32,000	Actron Technology Corp	104,272
37,000	Advantech Co Ltd	251,940
23,000	Alpha Networks Inc	13,212
226,000	Ardentec Corp	280,738
39,000	Asia Pacific Telecom Co Ltd *	9,297
194,000	Asia Vital Components Co Ltd	184,955
595,029	Asustek Computer Inc	5,070,643
8,400	Aurora Corp	29,806
123,000	Catcher Technology Co Ltd	1,507,307
292,000	Cathay Financial Holding Co Ltd	500,491
232,560	Chailease Holding Co Ltd	791,186
9,150	Chicony Electronics Co Ltd	19,257
9,155	Chicony Power Technology Co Ltd	13,176
110,000	Chin-Poon Industrial Co Ltd	135,989
306,000	China Motor Corp	256,915
7,000	Chlitina Holding Ltd	62,646
10,000	Chong Hong Construction Co Ltd	26,499
350,000	Chunghwa Telecom Co Ltd	1,237,035
600	Chunghwa Telecom Co Ltd Sponsored ADR	21,114
7,000	Cleanaway Co Ltd	41,363
1,200,000	Coretronic Corp	2,257,605
1,122,000	CTBC Financial Holding Co Ltd	789,040
60,000	CTCI Corp	91,918
96,000	Cyberlink Corp	232,276
58,000	Dynapack International Technology Corp	75,731
61,000	Elan Microelectronics Corp	107,789
206,000	Elitegroup Computer Systems Co Ltd *	107,003
172,000	Far Eastern Department Stores Ltd	98,026
182,000	Far Eastern New Century Corp	211,987
192,000	Far EasTone Telecommunications Co Ltd	457,974
97,000	Farglory Land Development Co Ltd	99,486
56,000	Formosa Advanced Technologies Co Ltd	65,689
323,000	Formosa Chemicals & Fibre Corp	1,294,401
55,000	Formosa Petrochemical Corp	225,846
340,000	Formosa Plastics Corp	1,246,400
84,600	Formosan Rubber Group Inc	39,265
435,000	Foxconn Technology Co Ltd	1,105,975
4,260,000	Fubon Financial Holding Co Ltd	7,062,872
1,951,000	Gigabyte Technology Co Ltd	3,328,948
2,482,000	Grand Pacific Petrochemical	2,393,707
1,420,000	Great Wall Enterprise Co Ltd *	1,932,513
72,000	Greatek Electronics Inc	122,568
43,000	Green Seal Holding Ltd	48,645
219,000	Highwealth Construction Corp	355,789
28,000	Holiday Entertainment Co Ltd	53,643
757,000	Holtek Semiconductor Inc	2,088,460
3,477,300	Hon Hai Precision Industry Co Ltd	9,134,993
59,000	Huaku Development Co Ltd	125,171
83,000	IEI Integration Corp	102,722

See accompanying notes to the financial statements.	25

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
27,000	International Games System Co Ltd	133,739
2,501,000	Inventec Corp	2,244,758
18,000	ITEQ Corp	38,868
15,000	King’s Town Bank Co Ltd	15,090
601,000	Lite-On Semiconductor Corp	685,630
29,000	Makalot Industrial Co Ltd	150,363
83,000	Mercuries Life Insurance Co Ltd	43,104
8,000	Merida Industry Co Ltd	38,423
1,651,000	Mitac Holdings Corp *	1,909,586
2,659,000	Nan Ya Plastics Corp	7,399,480
4,000	Nien Made Enterprise Co Ltd	31,024
590,000	Novatek Microelectronics Corp	2,892,942
1,045,105	OptoTech Corp	776,782
2,052,000	Pegatron Corp	4,422,819
177,000	Phison Electronics Corp	1,465,315
3,951,000	Pou Chen Corp	4,356,371
355,000	Quanta Computer Inc	610,782
21,000	Quanta Storage Inc	17,706
1,991,000	Radiant Opto-Electronics Corp	4,373,258
152,000	Realtek Semiconductor Corp	737,709
27,000	Rechi Precision Co Ltd	26,397
111,000	Ruentex Development Co Ltd	124,998
220,000	Ruentex Industries Ltd	451,330
37,000	Sercomm Corp	65,044
34,000	Sheng Yu Steel Co Ltd	23,833
54,000	Shinkong Insurance Co Ltd	70,002
25,000	Sigurd Microelectronics Corp	28,371
62,800	Simplo Technology Co Ltd	460,240
9,000	Sinbon Electronics Co Ltd	25,548
31,050	Sinmag Equipment Corp	141,652
53,000	Sitronix Technology Corp	167,177
85,000	Soft-World International Corp	200,429
47,000	Standard Chemical & Pharmaceutical Co Ltd	48,813
1,214,000	Sunplus Technology Co Ltd	553,810
190,000	Syncmold Enterprise Corp	362,865
37,000	Synnex Technology International Corp	49,522
32,700	TaiDoc Technology Corp	184,353
501,000	Taiwan Semiconductor Co Ltd	1,198,950
276,000	Taiwan Semiconductor Manufacturing Co Ltd	2,312,518
129,542	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	5,648,031
256,000	Taiwan Surface Mounting Technology Corp	275,366
16,000	Test Research Inc	28,086
32,000	Tong Hsing Electronic Industries Ltd	88,120
187,470	TOPBI International Holdings Ltd	599,692
145,485	Topco Scientific Co Ltd	369,609
24,000	Transcend Information Inc	58,068
70,000	Tripod Technology Corp	216,082

Shares	Description	Value ($)
	Taiwan — continued
22,000	TXC Corp	25,546
850,000	Uni-President Enterprises Corp	2,150,831
162,000	United Integrated Services Co Ltd	326,974
29,000	Wah Lee Industrial Corp	52,336
100,000	Waterland Financial Holdings Co Ltd	34,519
17,855	Wistron NeWeb Corp	39,882
66,000	Youngtek Electronics Corp	100,816
479,000	Yuanta Financial Holding Co Ltd	242,702
10,000	Yulon Finance Corp	33,549
102,000	Yungtay Engineering Co Ltd	155,553
6,000	Zeng Hsing Industrial Co Ltd	27,928

	Total Taiwan	95,324,041

	Thailand — 0.8%
172,200	Advanced Info Service Pcl NVDR	1,062,958
183,600	Amata Corp Pcl NVDR	119,545
285,500	AP Thailand Pcl NVDR	82,019
14,700	Bangkok Bank Pcl (Foreign Registered) (d)	93,419
14,700	Bangkok Bank Pcl NVDR	92,072
87,200	Bangkok Dusit Medical Services Pcl NVDR	69,962
127,700	Central Pattana Pcl NVDR	321,861
633,400	Com7 PCL NVDR	371,810
101,700	Glow Energy Pcl NVDR	292,068
69,200	Hana Microelectronics Pcl NVDR	81,495
1,178,500	Home Product Center PCL NVDR	525,596
1,784,200	Indorama Ventures Pcl NVDR	3,272,563
154,900	Intouch Holdings Pcl NVDR	262,724
20,200	KCE Electronics Pcl (Foreign Registered)	27,972
310,900	LPN Development Pcl NVDR	94,077
86,200	MC Group Pcl NVDR	34,503
91,300	Mega Lifesciences Pcl (Foreign Registered)	98,388
386,000	Mega Lifesciences Pcl NVDR	415,966
147,500	Pruksa Holding Pcl NVDR	91,024
94,400	PTT Exploration & Production Pcl NVDR	411,303
1,597,900	PTT Global Chemical Pcl NVDR	3,993,683
1,675,000	PTT Pcl (Foreign Registered)	2,689,283
2,769,400	PTT Pcl NVDR	4,446,447
3,292,200	Quality Houses Pcl NVDR	348,072
84,300	Ratchaburi Electricity Generating Holding Pcl NVDR	134,579
1,067,500	Sansiri Pcl NVDR	52,539
74,700	Siam Cement Pcl (The) (Foreign Registered)	1,031,933
7,500	Siam Cement Pcl (The) NVDR	103,608
433,200	Siamgas & Petrochemicals Pcl NVDR	158,920
77,600	Somboon Advance Technology PCL	56,437
778,700	Star Petroleum Refining Pcl NVDR	354,586
251,400	Supalai Pcl NVDR	185,889
9,192,200	Thai Beverage Pcl	4,149,138
124,400	Thai Oil Pcl NVDR	320,331
52,600	Thai Vegetable Oil Pcl NVDR	47,417

26	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
835,700	Thanachart Capital Pcl (Foreign Registered)	1,372,836
430,400	Thanachart Capital Pcl NVDR	707,034
62,600	Tipco Asphalt Pcl NVDR	29,272
323,200	TTW Pcl NVDR	122,429

	Total Thailand	28,125,758

	Turkey — 0.4%
6,659	Aksa Akrilik Kimya Sanayii AS	11,340
112,180	Albaraka Turk Katilim Bankas AS	21,550
32,414	Aselsan Elektronik Sanayi Ve Ticaret AS	127,907
7,050	Aygaz AS	12,873
28,990	BIM Birlesik Magazalar AS	322,937
125,123	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	70,702
1,862,002	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	521,457
135,485	Enka Insaat ve Sanayi AS	105,987
942,454	Eregli Demir ve Celik Fabrikalari TAS	1,701,747
50,909	Ford Otomotiv Sanayi AS	519,239
161,854	Haci Omer Sabanci Holding AS	175,869
66,057	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS *	49,143
75,880	Is Gayrimenkul Yatirim Ortakligi AS (REIT)	10,759
1,497,040	KOC Holding AS	3,421,144
5,302	Otokar Otomotiv Ve Savunma Sanayi AS	57,633
170,508	Petkim Petrokimya Holding AS	143,197
83,295	Selcuk Ecza Deposu Ticaret ve Sanayi AS	39,575
498,954	Soda Sanayii AS	615,955
68,331	TAV Havalimanlari Holding AS	343,797
63,592	Tekfen Holding AS	198,670
41,543	Trakya Cam Sanayii AS	27,419
25,562	Tupras Turkiye Petrol Rafineriler AS	459,600
15,477	Turk Telekomunikasyon AS *	8,623
1,260	Turk Traktor ve Ziraat Makineleri AS	8,741
120,800	Turkcell Iletisim Hizmetleri AS	194,415
418,759	Turkiye Garanti Bankasi AS	380,517
199,782	Turkiye Halk Bankasi AS	186,957
6,438,596	Turkiye Is Bankasi – Class C	3,920,575
446,267	Turkiye Sinai Kalkinma Bankasi AS	51,761

	Total Turkey	13,710,089

	United Arab Emirates — 0.0%
8,817	Abu Dhabi Commercial Bank PJSC	17,040
198,902	Air Arabia PJSC	54,688
163,883	Aldar Properties PJSC	86,041
325,089	DAMAC Properties Dubai Co PJSC	185,763
221,353	Dana Gas PJSC	66,819
2,487	DP World Ltd	53,193
41,680	Dubai Investments PJSC	22,569
39,527	Dubai Islamic Bank PJSC	55,079

Shares	Description	Value ($)
	United Arab Emirates — continued
96,645	DXB Entertainments PJSC *	9,100
32,329	Emaar Development PJSC *	46,538
104,946	Emaar Properties PJSC	143,020
30,444	Emirates Telecommunications Group Co PJSC	140,394
8,958	First Abu Dhabi Bank PJSC	36,094
353,662	RAK Properties PJSC	59,706

	Total United Arab Emirates	976,044

	United Kingdom — 3.0%
590,481	3i Group Plc	6,875,660
15,949	Ashmore Group Plc	73,646
28,555	Ashtead Group Plc	876,255
134,483	AstraZeneca Plc	10,149,937
1,278	AVEVA Group Plc	47,083
121,797	Aviva Plc	766,275
32,731	BAE Systems Plc	257,560
37,171	Barratt Developments Plc	261,515
2,757	Beazley Plc	21,300
37,555	Bellway Plc	1,422,741
110,021	Berkeley Group Holdings Plc (The)	5,204,118
30,793	Bovis Homes Group Plc	450,031
441,348	BP Plc	3,142,911
242,870	British American Tobacco Plc	11,744,526
7,600	British American Tobacco Plc Sponsored ADR	367,688
12,614	Britvic Plc	133,479
10,795	Central Asia Metals Plc	30,068
13,892	Close Brothers Group Plc	288,227
17,232	CMC Markets Plc	38,198
130,034	Coca-Cola HBC AG *	4,452,377
46,480	Computacenter Plc	817,270
3,662	Costain Group Plc	20,228
2,280	Cranswick Plc	95,529
17,831	Dart Group Plc	226,388
1,523	Derwent London Plc (REIT)	60,142
2,300	Diageo Plc Sponsored ADR (a)	320,643
26,906	Direct Line Insurance Group Plc	115,590
57,274	EI Group Plc *	116,199
248,360	Electrocomponents Plc	2,393,936
486,757	Ferrexpo Plc	982,563
6,547	Fevertree Drinks Plc	316,516
1,309	Fidessa Group Plc	65,542
113,770	Firstgroup Plc *	131,311
47,720	Galliford Try Plc	601,813
1,267	Games Workshop Group Plc	58,556
185,435	GlaxoSmithKline Plc	3,755,591
164,100	GlaxoSmithKline Plc Sponsored ADR	6,646,050
16,508	Grainger Plc	65,840
21,400	HSBC Holdings Plc Sponsored ADR	941,814

See accompanying notes to the financial statements.	27

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
15,342	Hunting Plc *	166,185
183,402	IG Group Holdings Plc	2,153,625
6,262	Imperial Brands Plc	223,112
56,585	Inchcape Plc	508,330
509,142	Indivior Plc *	1,790,028
15,182	Intermediate Capital Group Plc	206,982
33,162	J Sainsbury Plc	139,592
19,655	John Laing Group Plc	80,504
10,898	Jupiter Fund Management Plc	59,334
16,565	Land Securities Group Plc (REIT)	197,175
787,150	Legal & General Group Plc	2,601,247
2,830,072	Lloyds Banking Group Plc	2,180,060
21,385	Lookers Plc	29,203
10,316	Morgan Advanced Materials Plc	45,513
9,205	Morgan Sindall Group Plc	175,425
4,327	Next Plc	308,943
73,500	Nomad Foods Ltd *	1,532,475
1,467	Northgate Plc	7,796
23,094	Numis Corp Plc	126,767
401,148	Persimmon Plc	12,691,097
104,152	Plus500 Ltd	2,080,758
5,228	Polypipe Group Plc	25,121
238,122	QinetiQ Group Plc	838,545
2,547	Quilter Plc	4,651
57,976	Reckitt Benckiser Group Plc	4,938,524
36,908	Redrow Plc	262,206
27,508	Royal Dutch Shell Plc – Class A	894,653
11,200	Royal Dutch Shell Plc – Class A Sponsored ADR	730,576
11,700	Royal Dutch Shell Plc – Class B Sponsored ADR (a)	788,346
124,055	Royal Mail Plc	721,407
43,911	RPS Group Plc	133,809
6,068	Safestore Holdings Plc (REIT)	41,838
32,609	Segro Plc (REIT)	278,805
15,305	Softcat Plc	168,682
11,544	Spectris Plc	352,926
13,760	SSP Group Plc	123,907
44,119	Stock Spirits Group Plc	110,474
14,528	Tate & Lyle Plc	126,466
5,947	Telford Homes Plc	31,950
18,257	TUI AG	336,995
2,744	TUI AG	50,618
71,883	Unilever Plc	4,096,234
47,908	Vesuvius Plc	385,957
4,348	Virgin Money Holdings UK Plc	21,554
210,478	William Hill Plc	703,239

	Total United Kingdom	107,806,750

	United States — 4.2%
15,373	3M Co. (a)	3,242,473

Shares	Description	Value ($)
	United States — continued
37,974	Abbott Laboratories	2,538,182
32,482	Accenture Plc – Class A	5,491,732
9,325	Alphabet, Inc. – Class C *	11,359,622
44,094	American Express Co.	4,673,082
15,004	Amphenol Corp. – Class A (a)	1,419,078
18,069	Anthem, Inc. (a)	4,783,406
52,175	Apple, Inc.	11,876,595
9,134	Becton Dickinson and Co. (a)	2,391,921
105,384	Cisco Systems, Inc. (a)	5,034,194
62,675	Coca-Cola Co. (The)	2,793,425
52,317	Cognizant Technology Solutions Corp. – Class A	4,103,222
24,167	Costco Wholesale Corp. (a)	5,634,053
17,142	Facebook, Inc. – Class A *	3,012,364
13,110	Honeywell International, Inc.	2,085,277
44,026	Johnson & Johnson	5,929,862
7,623	Mastercard, Inc. – Class A	1,643,214
59,211	Medtronic Plc (a)	5,708,532
66,339	Merck & Co., Inc.	4,550,192
99,499	Microsoft Corp.	11,176,723
184,859	Oracle Corp. (a)	8,980,450
8,437	PepsiCo, Inc. (a)	945,028
26,536	Philip Morris International, Inc.	2,066,889
75,884	QUALCOMM, Inc. (a)	5,213,990
7,670	Stryker Corp. (a)	1,299,528
20,936	Teradata Corp. * (a) (b)	868,216
32,002	Texas Instruments, Inc. (a)	3,597,025
46,674	TJX Cos., Inc. (The) (b)	5,132,740
27,114	UnitedHealth Group, Inc.	7,279,024
29,569	United Technologies Corp.	3,894,237
85,784	US Bancorp (a) (b)	4,641,772
17,000	Visa, Inc. – Class A	2,497,130
83,139	Wells Fargo & Co.	4,861,969

	Total United States	150,725,147

	TOTAL COMMON STOCKS (COST $1,434,776,409)	1,475,051,709

	PREFERRED STOCKS (e) — 0.8%

	Brazil — 0.2%
116,500	Banco do Estado do Rio Grande do Sul SA – Class B	419,024
610,200	Braskem SA – Class A	8,870,379
29,300	Centrais Eletricas Brasileiras SA – Class B *	130,203
13,000	Cia de Saneamento do Parana	27,129
90,900	Cia Energetica de Minas Gerais	166,486
9,700	Telefonica Brasil SA	95,307

	Total Brazil	9,708,528

28	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Colombia — 0.0%
68,395	Grupo Aval Acciones y Valores SA	26,944

	Germany — 0.1%
9,655	Bayerische Motoren Werke AG	809,641
1,143	Draegerwerk AG & Co KGaA	92,255
2,272	Sixt SE	189,858
10,093	Volkswagen AG	1,649,880

	Total Germany	2,741,634

	Russia — 0.1%
4,372	Bashneft PJSC	109,594
1,020,600	Sberbank of Russia PJSC	2,421,610
76,000	Surgutneftegas PJSC	42,178
77	Transneft PJSC	162,755

	Total Russia	2,736,137

	South Korea — 0.4%
967	Hyundai Motor Co 2nd Preference	74,353
38,442	LG Electronics Inc	1,070,122
316,358	Samsung Electronics Co Ltd	11,272,240
1,079	Samsung Electronics Co Ltd GDR	950,912

	Total South Korea	13,367,627

	Sweden — 0.0%
2,540	Akelius Residential Property AB	94,852

	Taiwan — 0.0%
14,463	CTBC Financial Holding Co Ltd	29,243

	TOTAL PREFERRED STOCKS (COST $27,320,710)	28,704,965

	RIGHTS/WARRANTS — 0.0%

	Thailand — 0.0%
48,800	Supalai Pcl Rights, Expires 10/19/18 *	29,670
74,250	Supalai Public Co Rights, Expires 10/19/18 *	45,144

	Total Thailand	74,814

	TOTAL RIGHTS/WARRANTS (COST $60,200)	74,814

	INVESTMENT FUNDS — 0.1%

	United States — 0.1%
40,181	iShares MSCI Emerging Markets ETF	1,734,614

	TOTAL INVESTMENT FUNDS (COST $1,772,002)	1,734,614

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 21.1%

	United States — 21.1%
	Asset-Backed Securities — 3.6%
309,795	AMMC CLO 21 Ltd., Series 17-21A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.20%, due 11/02/30	310,160
1,302,000	AMMC CLO XI Ltd., Series 12-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 04/30/31	1,301,786
1,048,955	AMMC CLO XII Ltd., Series 13-12A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 11/10/30	1,048,944
424,827	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.29%, due 07/24/29	425,854
725,116	AMMC CLO XIV Ltd., Series 14-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.29%, due 07/25/29	726,503
158,974	Anchorage Capital CLO Ltd., Series 15-6A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.24%, due 07/15/30	159,169
956,560	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 04/15/31	955,044
434,000	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 04/20/31	433,994
1,076,701	Apidos CLO XVI, Series 13-16A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.98%, 3.32%, due 01/19/25	1,077,267
379,750	Ares XXXIIR CLO Ltd., Series 14-32RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 05/15/30	379,747
482,259	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.91%, due 11/17/27	482,255
325,500	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 07/26/31	325,477
331,374	Avery Point III CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.45%, due 01/18/25	331,460
563,017	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.44%, due 04/25/26	563,170
4,783,911	B&M CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.73%, 3.07%, due 04/16/26	4,768,741
1,071,000	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.50%, due 07/20/25	1,071,209
309,795	Bain Capital Credit CLO, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.15%, due 07/20/30	309,765

See accompanying notes to the financial statements.	29

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
190,219	Ballyrock CLO LLC, Series 13-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.18%, 3.50%, due 05/20/25	190,281
347,200	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.06%, due 04/15/30	347,189
684,341	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.57%, 2.63%, due 04/25/36	680,931
268,489	Benefit Street Partners CLO III Ltd., Series 13-IIIA, Class X,, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.20%, due 07/20/29	268,665
155,000	Black Diamond CLO Ltd., Series 17-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.34%, due 04/24/29	155,240
698,317	BlueMountain CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.89%, 3.23%, due 10/29/25	697,970
569,625	BlueMountain CLO Ltd., Series 15-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.90%, due 04/20/30	569,616
379,750	BlueMountain CLO Ltd., Series 15-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 04/20/31	379,744
399,402	Brookside Mill CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 01/17/28	399,397
560,790	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.04%, due 07/15/31	560,782
1,085,000	Carlyle Global Market Strategies CLO Ltd., Series 14-2RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.01%, due 05/15/31	1,084,990
371,754	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 04/22/30	371,671
1,073,956	CBAM Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.04%, due 10/17/29	1,073,940
344,905	CBAM Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.15%, due 07/20/30	344,949
1,807,137	CBAM Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 01/15/31	1,807,112
868,000	Cent CLO, Series C17A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 04/30/31	867,930
774,487	CIFC Funding II Ltd., Series 13-2A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.98%, due 10/18/30	774,378
347,200	CIFC Funding III Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.15%, due 07/20/30	347,374

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
994,605	CIFC Funding IV Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 10/24/30	994,910
3,404,278	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	1,157,455
732,375	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 04/20/31	732,364
263,408	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.49%, due 01/16/26	263,480
760,825	Dryden 30 Senior Loan Fund, Series 13-30A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.91%, due 11/15/28	760,819
114,115	Dryden XXVIII Senior Loan Fund, Series 13-28A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.06%, due 08/15/30	114,126
413,060	Elevation CLO Ltd., Series 14-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 10/15/29	413,054
296,887	Galaxy XV CLO Ltd., Series 13-15A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 10/15/30	297,730
1,070,172	Galaxy XX CLO Ltd., Series 15-20A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 04/20/31	1,069,863
576,460	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.92%, due 05/16/31	576,386
5,381,653	GCO Education Loan Funding Master Trust-II, Series 07-1A, Class A6L, 144A, Variable Rate, 3 mo. LIBOR + 0.11%, 2.42%, due 11/25/26	5,361,784
266,910	GCO Education Loan Funding Trust, Series 06-1, Class A9L, Variable Rate, 3 mo. LIBOR + 0.16%, 2.47%, due 05/25/26	265,675
922,591	Goldentree Loan Management US CLO 2 Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 11/28/30	922,421
570,675	Goldentree Loan Opportunities XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.93%, due 01/18/31	570,581
578,284	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 01/27/31	578,168
165,232	Halcyon Loan Advisors Funding Ltd., Series 13-1X, Class A1, Reg. S, 3 mo. LIBOR + 1.15%, 3.49%, due 04/15/25	165,239
248,305	Halcyon Loan Advisors Funding Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.49%, due 04/15/25	248,316

30	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
1,809,422	Halcyon Loan Advisors Funding Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.13%, 3.46%, due 04/18/26	1,809,797
556,605	Highbridge Loan Management Ltd., Series 6A-2015, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 02/05/31	556,598
206,530	Highbridge Loan Management Ltd., Series 3A-2014, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.13%, due 07/18/29	206,631
258,163	Highbridge Loan Management Ltd., Series 13-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 10/20/29	258,158
2,043,776	Higher Education Funding I, Series 05-1, Class A5, Variable Rate, 3 mo. LIBOR + 0.16%, 2.47%, due 02/25/32	2,041,569
751,905	ICG US CLO Ltd., Series 14-2A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.89%, due 01/15/31	751,894
516,325	Jamestown CLO X Ltd., Series 17-10A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.25%, due 07/17/29	516,911
279,398	KeyCorp Student Loan Trust, Series 00-A, Class A2, Variable Rate, 3 mo. LIBOR + 0.32%, 2.63%, due 05/25/29	278,353
323,576	KeyCorp Student Loan Trust, Series 06-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.31%, 2.65%, due 09/27/35	323,608
1,247,390	KeyCorp Student Loan Trust, Series 99-B, Class CTFS, Variable Rate, 3 mo. LIBOR + 0.90%, 3.21%, due 11/25/36	1,249,006
66,396	KeyCorp Student Loan Trust, Series 05-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.34%, 2.68%, due 06/27/38	66,391
224,665	KeyCorp Student Loan Trust, Series 04-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.53%, 2.87%, due 01/27/42	224,750
618,450	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.05%, due 04/20/31	618,440
326,100	KKR CLO Ltd., Series 9, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.29%, due 07/15/30	326,500
624,701	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 04/20/31	624,691
440,235	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.30%, due 07/20/30	441,201
288,422	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.31%, due 02/25/30	283,585

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
61,690	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.31%, due 09/25/30	61,624
1,618,210	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 2.33%, due 06/25/37	1,595,716
1,098,020	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 04/19/30	1,097,879
603,228	Magnetite IX Ltd., Series 14-9A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.34%, due 07/25/26	603,507
1,898,750	Marathon CLO VI Ltd., Series 14-6A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.04%, due 05/13/28	1,898,731
2,049,472	Montana Higher Education Student Assistance Corp., Series 12-1, Class A2, Variable Rate, 1 mo. LIBOR + 1.00%, 3.08%, due 05/20/30	2,067,441
4,734,537	Montana Higher Education Student Assistance Corp., Series 05-1, Class B, Variable Rate, 3 mo. LIBOR + 0.12%, 2.44%, due 06/20/30	4,729,519
201,519	Morgan Stanley Dean Witter Capital I Trust, Series 01-TOP3, Class E, 144A, Variable Rate, 7.86%, due 07/15/33	212,887
619,590	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 01/16/31	619,642
2,836,000	Mountain View CLO Ltd., Series 14-1A, Class ARR, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.14%, due 10/15/26	2,830,810
591,980	Mountain View CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 10/12/30	591,971
6,723	National Collegiate Student Loan Trust, Series 06-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.25%, 2.31%, due 03/27/28	6,721
4,786,052	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 2.29%, due 03/26/29	4,694,922
1,276,618	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + 0.24%, 2.30%, due 07/25/30	1,259,070
92,301	Nationslink Funding Corp. Commercial Loan Pass Through Certificate, Series 99-LTL1, Class D, 144A, 6.45%, due 01/22/26	93,494
296,056	Navient Private Education Loan Trust, Series 14-CTA, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.70%, 2.76%, due 09/16/24	296,395

See accompanying notes to the financial statements.	31

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
1,139,250	Navient Student Loan Trust, Series 16-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 3.11%, due 06/25/65	1,150,591
285,288	Neuberger Berman CLO XV, Series 13-15A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 10/15/29	285,248
369,171	Neuberger Berman CLO XVII Ltd., Series 14-17A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.35%, due 04/22/29	369,737
474,170	Newcastle CDO V Ltd., Series 04-5A, Class 3, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.20%, due 12/24/39	473,536
1,870,276	Ocean Trails CLO IV, Series 13-4A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.24%, due 08/13/25	1,870,293
247,380	Octagon Investment Partners XIV Ltd., Series 12-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.88%, 3.22%, due 07/15/19	247,394
258,434	Octagon Investment Partners XV Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.14%, due 07/19/30	258,615
704,264	Octagon Investment Partners XVII Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 01/25/31	704,254
221,282	OFSI Fund V Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.19%, due 08/16/29	221,486
2,165,683	OFSI Fund VI Ltd., Series 14-6A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 03/20/25	2,160,268
326,100	OHA Credit Partners XIV Ltd., Series 17-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 01/21/30	326,046
567,957	OZLM Funding Ltd., Series 13-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 10/22/30	567,876
1,519,000	OZLM VI Ltd., Series 14-6A, Class XS, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.04%, due 04/17/31	1,518,977
263,054	OZLM XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 10/30/30	263,121
3,468,292	Palmer Square Loan Funding Ltd., Series 18-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 04/15/26	3,436,574
1,017,730	Seneca Park CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.46%, due 07/17/26	1,017,802

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
516,325	Shackleton CLO Ltd., Series 13-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 07/15/30	516,318
434,055	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 3.48%, due 05/15/26	434,223
1,764,619	SLC Student Loan Trust, Series 08-2, Class A3, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 09/15/18	1,764,605
1,807,758	SLM Private Credit Student Loan Trust, Series 07-A, Class A3, Variable Rate, 3 mo. LIBOR + 0.17%, 2.51%, due 12/15/26	1,807,286
704,670	SLM Private Education Loan Trust, Series 14-A, Class A2B, 144A, Variable Rate, 1 mo. LIBOR + 1.15%, 3.21%, due 01/15/26	707,450
208,791	SLM Private Education Loan Trust, Series 11-A, Class A2, 144A, 4.37%, due 04/17/28	209,299
1,323,700	SLM Private Education Loan Trust, Series 11-B, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.25%, 4.31%, due 06/16/42	1,358,480
2,219,654	SLM Private Education Loan Trust, Series 11-A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.50%, 4.56%, due 01/15/43	2,267,520
2,107,973	SLM Private Education Loan Trust, Series 10-A, Class 2A, 144A, Variable Rate, 1 mo. LIBOR + 3.25%, 5.31%, due 05/16/44	2,147,746
942,071	SLM Private Education Loan Trust, Series 11-C, Class A2B, 144A, 4.54%, due 10/17/44	952,702
1,951,677	SLM Student Loan Trust, Series 07-3, Class A3, Variable Rate, 3 mo. LIBOR + 0.04%, 2.38%, due 04/25/19	1,946,741
5,789,888	SLM Student Loan Trust, Series 07-6, Class A4, Variable Rate, 3 mo. LIBOR + 0.38%, 2.72%, due 10/25/24	5,800,707
590,294	South Carolina Student Loan Corp., Series 05, Class A3, Variable Rate, 3 mo. LIBOR + 0.14%, 2.44%, due 12/01/23	590,176
376,658	South Carolina Student Loan Corp., Series 10-1, Class A2, Variable Rate, 3 mo. LIBOR + 1.00%, 3.34%, due 07/25/25	378,462
726,120	Symphony CLO V Ltd., Series 07-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 01/15/24	726,358
206,530	Telos CLO, Series 13-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.34%, due 07/17/19	206,724
734,400	Telos CLO Ltd., Series 14-6A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.27%, 3.61%, due 01/17/27	734,624
810,133	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 04/17/28	810,120

32	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
751,769	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 01/17/30	751,757
128,844	THL Credit Wind River CLO Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.25%, due 07/20/30	129,006
557,631	THL Credit Wind River CLO Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.92%, due 11/20/30	557,628
1,231,475	TICP CLO I-2 Ltd., Series 18-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 2.99%, due 04/26/28	1,231,415
1,605,800	TICP CLO III-2 Ltd., Series 18-3R, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.91%, due 04/20/28	1,605,728
1,085,000	Tryon Park CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.90%, due 04/15/29	1,084,957
600,428	Velocity Commercial Capital Loan Trust, Series 15-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 2.43%, 4.49%, due 06/25/45	604,412
714,598	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.31%, due 05/25/47	719,178
305,014	Venture VII CDO Ltd., Series 06-7A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 0.23%, 2.58%, due 01/20/22	304,411
1,771,716	Voya CLO Ltd., Series 13-3A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.05%, 3.38%, due 01/18/26	1,772,036
387,244	Voya CLO Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.15%, due 07/20/30	387,191
929,385	Voya CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 10/15/30	929,372
360,763	Voya CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 2.96%, due 04/18/31	360,757
418,567	Westchester CLO Ltd., Series 07-1A, Class C, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.19%, due 08/01/22	418,228
1,224,000	WhiteHorse Ltd., Series 18-12A, Class X, Variable Rate, 3 mo. LIBOR + 0.75%, 3.18%, due 10/15/31	1,224,000
4,264,286	WhiteHorse VIII Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.24%, due 05/01/26	4,261,416
135,286	Ziggurat CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.24%, due 04/17/29	135,386

	Total Asset-Backed Securities	128,031,724

	U.S. Government — 16.5%
57,898,592	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (f)	57,551,804

Par Value†	Description	Value ($)
	United States — continued
	U.S. Government — continued
26,200,498	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (f)	25,385,576
64,676,845	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (f)	64,007,339
92,062,642	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (f)	89,005,875
3,608,370	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/27 (f)	3,492,179
59,083,252	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (f)	57,436,922
82,650,746	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (f)	89,616,869
63,592,600	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (f)	74,086,207
850,000	U.S. Treasury Note, 0.75%, due 10/31/18	848,300
7,900,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.14%, due 10/31/19	7,904,874
8,900,000	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 2.09%, due 01/31/20 (b)	8,899,042
15,750,000	U.S. Treasury Note, 2.25%, due 03/31/20 (b)	15,665,098
18,000,000	U.S. Treasury Note, 2.38%, due 04/30/20	17,931,094
22,000,000	U.S. Treasury Note, 2.50%, due 05/31/20	21,953,594
12,000,000	U.S. Treasury Note, 2.50%, due 06/30/20	11,971,875
9,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.13%, due 07/31/20	9,498,911
15,000,000	U.S. Treasury Note, 2.63%, due 07/31/20	14,996,484
20,200,000	U.S. Treasury Note, 2.63%, due 08/31/20	20,193,687

	Total U.S. Government	590,445,730

	U.S. Government Agency — 1.0%
10,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR + 0.22%, 2.12%, due 11/09/18	10,503,053
3,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.24%, 2.08%, due 03/06/19	3,000,173
10,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.16%, 2.18%, due 02/07/20	10,501,691
8,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.24%, 2.10%, due 04/13/20	7,995,012
95,002	Government National Mortgage Association, Series 12-H15, Class FA, Variable Rate, 1 mo. LIBOR + 0.45%, 2.55%, due 05/20/62	95,103
2,098,533	Government National Mortgage Association, Series 17-H12, Class FE, Variable Rate, 1 mo. LIBOR + 0.20%, 2.30%, due 06/20/66	2,095,051
648,526	Government National Mortgage Association, Series 17-H05, Class FJ, Variable Rate, 1 mo. LIBOR + 0.27%, 2.37%, due 01/20/67	647,866

See accompanying notes to the financial statements.	33

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares / Par Value†		Description	Value ($)
		United States — continued
		U.S. Government Agency — continued
	632,538	Government National Mortgage Association, Series 17-H13, Class FJ, Variable Rate, 1 mo. LIBOR + 0.20%, 2.30%, due 05/20/67	631,679

		Total U.S. Government Agency	35,469,628

		Total United States	753,947,082

		TOTAL DEBT OBLIGATIONS (COST $759,831,551)	753,947,082

		MUTUAL FUNDS — 31.2%

		United States — 31.2%
		Affiliated Issuers — 31.2%
	4,088,529	GMO Emerging Country Debt Fund, Class IV	109,777,006
	13,350,523	GMO Emerging Markets Fund, Class VI	428,418,296
	7,332,394	GMO Opportunistic Income Fund, Class VI	195,848,231
	4,081,954	GMO Risk Premium Fund, Class VI	115,723,391
	4,759,278	GMO SGM Major Markets Fund, Class VI	152,439,658
	5,686,502	GMO Special Opportunities Fund, Class VI	111,512,311

		TOTAL MUTUAL FUNDS (COST $1,053,663,365)	1,113,718,893

		SHORT-TERM INVESTMENTS — 6.1%

		Foreign Government Obligations — 2.4%
JPY	1,900,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/18/18	17,100,889
JPY	1,937,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/09/18	17,435,231
JPY	1,788,500,000	Japan Treasury Discount Bill, Zero Coupon, due 10/22/18	16,099,365
JPY	2,840,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/12/18	25,566,774
GBP	1,300,000	United Kingdom Treasury Bill, Zero Coupon, due 09/10/18	1,685,173
GBP	4,500,000	United Kingdom Treasury Bill, Zero Coupon, due 11/19/18	5,824,721

		TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST $83,868,810)	83,712,153

		Money Market Funds — 0.1%
	5,188,461	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (g)	5,188,461

Par Value† / Shares	Description	Value ($)
	Repurchase Agreements — 3.2%
115,734,491	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 08/31/18, maturing on 09/04/18 with a maturity value of $115,759,695 and an effective yield of 1.96%, collateralized by a U.S. Treasury Note with maturity date 03/31/25 and a market value of $118,058,788.	115,734,491

	U.S. Government — 0.3%
11,055,000	U.S. Treasury Note, 1.38%, due 11/30/18	11,035,321

	U.S. Government Agency — 0.1%
2,000,000	Federal Home Loan Banks, Zero Coupon, due 09/10/18	1,999,354

	TOTAL SHORT-TERM INVESTMENTS (COST $217,835,399)	217,669,780

	TOTAL INVESTMENTS — 100.7% (Cost $3,495,259,636)	3,590,901,857

	SECURITIES SOLD SHORT — (1.3)%

	Common Stocks — (1.3)%
	Brazil — (0.1)%
(91,500)	Pagseguro Digital Ltd – Class A *	(2,643,435)

	Canada — (0.2)%
(26,000)	Agnico Eagle Mines Ltd	(897,520)
(20,850)	Algonquin Power & Utilities Corp	(215,798)
(148,200)	Barrick Gold Corp	(1,544,244)
(36,500)	Cameco Corp	(379,965)
(72,400)	Enbridge Inc	(2,473,908)

	Total Canada	(5,511,435)

	Denmark — (0.0)%
(43)	AP Moller – Maersk A/S – Class A *	(62,092)
(714)	AP Moller – Maersk A/S – Class B	(1,106,551)

	Total Denmark	(1,168,643)

	Finland — (0.0)%
(6,760)	Outokumpu Oyj	(39,707)

	France — (0.1)%
(7,271)	Air Liquide SA	(915,070)
(19,442)	DBV Technologies SA *	(863,009)
(835)	Iliad SA	(107,795)
(1,407)	Wendel SA	(208,320)

	Total France	(2,094,194)

	Germany — (0.2)%
(390,351)	Deutsche Bank AG (Registered)	(4,400,605)

34	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
(1,334)	GEA Group AG	(50,671)
(74,353)	thyssenkrupp AG	(1,718,100)

	Total Germany	(6,169,376)

	Israel — (0.0)%
(5,300)	CyberArk Software Ltd *	(399,726)
(7,100)	Wix.com Ltd *	(788,810)

	Total Israel	(1,188,536)

	Italy — (0.2)%
(205,172)	BPER Banca	(906,184)
(88,178)	Brembo SPA	(1,179,732)
(634,163)	Saipem SPA *	(3,391,406)

	Total Italy	(5,477,322)

	Japan — (0.2)%
(18,000)	Acom Co Ltd	(73,475)
(48)	Daiwa House Investment Corp (REIT)	(111,320)
(800)	FP Corp	(45,047)
(2,800)	Fujitsu General Ltd	(46,186)
(18,700)	Hokkaido Electric Power Co Inc	(127,469)
(95)	Hulic Reit Inc (REIT)	(139,611)
(143)	Invincible Investment Corp (REIT)	(61,943)
(22,200)	Isetan Mitsukoshi Holdings Ltd	(250,967)
(2,300)	JGC Corp	(46,284)
(2,900)	JINS Inc	(148,907)
(44,100)	Kansai Paint Co Ltd	(871,584)
(16,900)	Keikyu Corp	(292,024)
(7,600)	Kenedix Inc	(48,930)
(1,100)	Kintetsu Group Holdings Co Ltd	(43,146)
(89,700)	Kyushu Electric Power Co Inc	(1,003,660)
(34,800)	Mitsui OSK Lines Ltd	(934,793)
(3,400)	Murata Manufacturing Co Ltd	(586,280)
(1,800)	Nifco Inc	(49,381)
(8,400)	Nippon Paint Holdings Co Ltd	(332,027)
(1,300)	NOF Corp	(43,133)
(2,000)	Nomura Real Estate Holdings Inc	(43,324)
(127,100)	Orient Corp	(179,549)
(11,900)	Rakuten Inc	(90,984)
(1,600)	Royal Holdings Co Ltd	(39,660)
(3,200)	Saizeriya Co Ltd	(64,112)
(1,000)	Seria Co Ltd	(40,920)
(14,900)	Seven Bank Ltd	(46,403)
(7,000)	Shimano Inc	(1,080,099)
(2,300)	Takasago Thermal Engineering Co Ltd	(40,645)
(4,600)	Toyo Tire & Rubber Co Ltd	(75,410)
(2,000)	UACJ Corp	(45,470)
(4,700)	Yoshinoya Holdings Co Ltd	(79,151)

	Total Japan	(7,081,894)

Shares	Description	Value ($)
	Netherlands — (0.0)%
(68,707)	Altice NV *	(206,753)
(14,382)	Boskalis Westminster	(411,565)

	Total Netherlands	(618,318)

	Singapore — (0.0)%
(14,600)	UOL Group Ltd	(73,496)

	Spain — (0.2)%
(613,203)	Bankia SA	(2,297,109)
(48,427)	Cellnex Telecom SA	(1,242,030)
(84,984)	Ferrovial SA	(1,835,098)
(85,279)	Merlin Properties Socimi SA (REIT)	(1,189,258)
(2,335)	Neinor Homes SA *	(42,927)

	Total Spain	(6,606,422)

	Sweden — (0.0)%
(2,059)	Industrivarden AB – Class A	(45,218)

	Switzerland — (0.1)%
(112,848)	Credit Suisse Group AG (Registered) *	(1,689,850)
(23,609)	LafargeHolcim Ltd (Registered) *	(1,148,455)

	Total Switzerland	(2,838,305)

	United Kingdom — (0.1)%
(90,078)	AA Plc	(130,404)
(217,727)	Cobham Plc *	(351,904)
(88,864)	GVC Holdings Plc	(1,269,549)
(5,742)	Just Eat Plc *	(57,173)
(494,565)	Melrose Industries Plc	(1,431,364)
(1,531)	Ted Baker Plc	(43,834)
(42,715)	Travis Perkins Plc	(638,299)

	Total United Kingdom	(3,922,527)

	United States — (0.0)%
(78,587)	Altice USA, Inc. – Class A	(1,408,279)

	TOTAL COMMON STOCKS (PROCEEDS $49,149,255)	(46,887,107)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $49,149,255)	(46,887,107)
	Other Assets and Liabilities (net) — 0.6%	22,309,281

	TOTAL NET ASSETS — 100.0%	$3,566,324,031

See accompanying notes to the financial statements.	35

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Un- realized Appre- ciation (Depre- ciation) ($)
10/15/2018	GS	AUD	182,983	USD	135,154	3,606
10/15/2018	MSCI	AUD	5,141,220	USD	3,806,077	110,009
10/15/2018	SSB	AUD	634,348	USD	469,650	13,612
10/12/2018	BOA	CHF	881,191	USD	891,851	(20,214)
10/12/2018	MSCI	CHF	2,892,468	USD	2,934,058	(59,749)
10/12/2018	SSB	CHF	33,946	USD	34,349	(786)
09/19/2018	MSCI	EUR	33,055,051	USD	38,650,183	242,397
09/19/2018	SSB	EUR	2,919,485	USD	3,422,836	30,587
09/10/2018	BCLY	GBP	1,300,000	USD	1,749,062	63,371
09/19/2018	BCLY	GBP	511,396	USD	672,393	9,030
09/19/2018	GS	GBP	4,355,462	USD	5,734,536	84,803
09/19/2018	JPM	GBP	11,883,324	USD	15,798,119	383,542
09/19/2018	SSB	GBP	91,895	USD	120,712	1,509
11/19/2018	JPM	GBP	4,500,000	USD	5,743,873	(108,871)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Un- realized Appre- ciation (Depre- ciation) ($)
09/18/2018	BCLY	JPY	1,175,968,317	USD	10,621,790	28,758
09/18/2018	JPM	JPY	2,815,520,272	USD	25,682,141	320,151
09/18/2018	MSCI	JPY	1,900,000,000	USD	17,335,331	220,278
09/18/2018	SSB	JPY	17,071,267	USD	154,334	557
10/09/2018	MSCI	JPY	1,937,000,000	USD	17,622,227	147,200
10/22/2018	GS	JPY	1,788,500,000	USD	16,046,115	(104,490)
11/13/2018	JPM	JPY	2,840,000,000	USD	25,782,602	96,227
10/12/2018	BOA	NOK	36,123,524	USD	4,498,233	184,372
10/12/2018	GS	NOK	6,330,208	USD	775,888	19,937
10/12/2018	BCLY	SEK	27,587,282	USD	3,172,949	147,605
10/12/2018	GS	SEK	783,753	USD	89,110	3,160
10/12/2018	SSB	SEK	17,814,181	USD	2,034,766	81,184
09/18/2018	BCLY	USD	1,040,089	JPY	113,597,600	(16,811)
09/18/2018	GS	USD	705,678	JPY	77,665,400	(6,074)
09/19/2018	JPM	USD	1,974,736	EUR	1,732,700	38,547
09/19/2018	MSCI	USD	1,726,041	EUR	1,469,600	(18,463)
09/19/2018	MSCI	USD	886,239	GBP	669,300	(18,049)

						$1,876,935

Reverse Repurchase Agreements

Average balance outstanding	$(46,057,969)
Average interest rate	0.51%
Maximum balance outstanding	$(46,057,969)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into reverse repurchase agreements.

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
120	Mini MSCI Emerging Markets	September 2018	6,329,400	(469,455)

Sales
2,060	S&P 500 E-Mini	September 2018	298,916,300	(12,071,454)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

36	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	6,331,328	05/18/2020	Monthly	—	(428,917)	(428,917)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	219,971	05/18/2020	Monthly	—	(23,945)	(23,945)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	861,962	05/18/2020	Monthly	—	(86,079)	(86,079)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,325,928	05/18/2020	Monthly	—	22,882	22,882
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	857,083	05/18/2020	Monthly	—	(62,322)	(62,322)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	6,686,271	05/18/2020	Monthly	—	(11,047)	(11,047)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	1,880,032	05/18/2020	Monthly	—	(53,649)	(53,649)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 3.38%	MORD	USD	154,280	05/18/2020	Monthly	—	14,422	14,422

							$—	$(628,655)	$(628,655)

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	Investment valued using significant unobservable inputs (Note 2).

(d)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(g)	The rate disclosed is the 7 day net yield as of August 31, 2018.

(h)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

See accompanying notes to the financial statements.	37

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	56.9%
Debt Obligations	30.1
Short-Term Investments	14.6
Mutual Funds	2.3
Preferred Stocks	0.6
Investment Funds	0.4
Swap Contracts	0.1
Loan Participations	0.0	^
Rights/Warrants	0.0	^
Forward Currency Contracts	0.0	^
Purchased Options	0.0	^
Loan Assignments	0.0	^
Written/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Futures Contracts	(0.3)
Other	(4.7)

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	19.4%
Other Emerging	2.1	†
Euro Region	0.0	^#
Other Developed	(0.5	)‡

	21.0%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	14.5%
Japan	6.0
Other Emerging	5.4	†
Taiwan	4.2
United Kingdom	4.1
China	4.0
Other Developed	3.2	‡
Germany	2.8
Russia	2.7
France	1.7
Switzerland	1.6
South Korea	1.5
Sweden	1.3
Thailand	1.2
Australia	1.1
Italy	1.0

	56.3%

&

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”), except for GMO Alpha Only Fund. Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

38

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares / Par Value†	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
3,250,240	GMO Alpha Only Fund, Class IV	65,752,355
11,882,491	GMO Asset Allocation Bond Fund, Class VI	265,692,501
15,591,767	GMO Core Plus Bond Fund, Class IV	331,792,810
1,646,536	GMO Emerging Country Debt Fund, Class IV	44,209,497
12,836,231	GMO Emerging Markets Fund, Class VI	411,914,641
20,564,664	GMO International Equity Fund, Class IV	457,769,422
1,160,142	GMO Opportunistic Income Fund, Class VI	30,987,404
6,174,318	GMO Quality Fund, Class VI	163,619,435
1,984,450	GMO Risk Premium Fund, Class VI	56,259,164
2,063,930	GMO SGM Major Markets Fund, Class VI	66,107,674
10,934,914	GMO U.S. Equity Fund, Class VI	161,946,076
5,433,415	GMO U.S. Treasury Fund	135,726,701

	TOTAL MUTUAL FUNDS (COST $2,165,505,034)	2,191,777,680

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%
30,275	ACE Securities Corp., Series 06-ASL1, Class A,Variable Rate, 1 mo. LIBOR + .28%, 2.34%, due 02/25/36 ◆	16,100
22,927	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .50%, 2.56%, due 10/25/34 ◆	21,461
19,476	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.31%, due 02/26/34 ◆	18,412

	Total Asset-Backed Securities	55,973

	TOTAL DEBT OBLIGATIONS (COST $49,950)	55,973

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
315,238	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (a)	315,238

	TOTAL SHORT-TERM INVESTMENTS (COST $315,238)	315,238

	TOTAL INVESTMENTS — 100.0% (Cost $2,165,870,222)	2,192,148,891
	Other Assets and Liabilities (net) — (0.0%)	(97,513)

	TOTAL NET ASSETS — 100.0%	$2,192,051,378

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

◆	These securities are primarily backed by subprime mortgages.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any,

please refer to page 95.

See accompanying notes to the financial statements.	39

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.9%
Short-Term Investments	1.4
Preferred Stocks	0.5
Investment Funds	0.2
Other	0.1
Swap Contracts	0.0 ^
Futures Contracts	(0.1)

100.0%

Country/Region Summary¤	% of Investments
United States	40.9%
Japan	12.7
United Kingdom	8.7
Germany	6.0
Other Emerging	4.7 †
Switzerland	3.7
France	3.7
Taiwan	2.6
Sweden	2.6
Australia	2.2
China	2.2
Italy	2.1
Other Developed	2.0 ‡
Norway	1.7
Hong Kong	1.6
Russia	1.4
Netherlands	1.2

100%

&

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

40

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,388,882	GMO Emerging Markets Fund, Class VI	44,569,208
9,350,529	GMO International Equity Fund, Class IV	208,142,765
4,004,766	GMO Quality Fund, Class VI	106,126,304
6,854,662	GMO U.S. Equity Fund, Class VI	101,517,540

	TOTAL MUTUAL FUNDS (COST $422,557,332)	460,355,817

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
121,679	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (a)	121,679

	TOTAL SHORT-TERM INVESTMENTS (COST $121,679)	121,679

	TOTAL INVESTMENTS — 100.0% (Cost $422,679,011)	460,477,496
	Other Assets and Liabilities (net) — (0.0%)	(49,744)

	TOTAL NET ASSETS — 100.0%	$460,427,752

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

See accompanying notes to the financial statements.	41

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.9%
Mutual Funds	1.1
Preferred Stocks	0.9
Investment Funds	0.5
Short-Term Investments	0.4
Swap Contracts	0.0 ^
Futures Contracts	(0.1)
Other	0.3

100.0%

Country/Region Summary¤	% of Investments
United States	32.1%
Japan	10.7
United Kingdom	7.4
Taiwan	6.0
China	5.7
Germany	5.1
Other Emerging	4.5 †
Russia	3.7
France	3.1
Switzerland	3.0
Sweden	2.2
Korea	2.2
Australia	1.9
Italy	1.8
Other Developed	1.7 ‡
Thailand	1.5
Norway	1.4
South Africa	1.3
Hong Kong	1.3
India	1.2
Turkey	1.1
Netherlands	1.1

100.0%

&

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

42

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
16,099,997	GMO Emerging Markets Fund, Class VI	516,648,904
34,962,573	GMO International Equity Fund, Class IV	778,266,880
13,629,897	GMO Quality Fund, Class VI	361,192,275
24,127,786	GMO U.S. Equity Fund, Class VI	357,332,506

	TOTAL MUTUAL FUNDS (COST $1,952,524,582)	2,013,440,565

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
656,642	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (a)	656,642

	TOTAL SHORT-TERM INVESTMENTS (COST $656,642)	656,642

	TOTAL INVESTMENTS — 100.0% (Cost $1,953,181,224)	2,014,097,207
	Other Assets and Liabilities (net) — (0.0%)	(167,643)

	TOTAL NET ASSETS — 100.0%	$2,013,929,564

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any,

please refer to page 95.

See accompanying notes to the financial statements.	43

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	63.7%
Debt Obligations	30.9
Short-Term Investments	4.0
Preferred Stocks	1.0
Mutual Funds	0.4
Investment Funds	0.3
Forward Currency Contracts	0.1
Purchased Options	0.0	^
Rights/Warrants	0.0	^
Reverse Repurchase Agreements	0.0	^
Swap Contracts	0.0	^
Written Options	(0.0	)^
Futures Contracts	(0.6)
Securities Sold Short	(3.3)
Other	3.5

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	13.5%
Other Developed	0.3	‡
Other Emerging	0.0	^†
Euro Region	0.0	^§
United Kingdom	(3.4)

	10.4%

Country/Region Summary¤	Equity Investments % of Total Net Assets
United States	9.1%
China	7.7
Taiwan	5.4
Japan	5.0
Other Developed	4.8	‡
United Kingdom	3.8
South Korea	3.0
Other Emerging	2.9	†
Germany	2.8
Russia	2.7
South Africa	2.5
Brazil	1.7
Canada	1.6
India	1.6
Thailand	1.5
France	1.4
Switzerland	1.4
Mexico	1.2
Sweden	1.1
Australia	1.0

	62.2%

Industry Group Summary	% of Equity Investments#
Banks	12.2%
Materials	8.2
Capital Goods	7.7
Energy	7.6
Technology Hardware & Equipment	7.3
Software & Services	6.4
Pharmaceuticals, Biotechnology & Life Sciences	5.9
Food, Beverage & Tobacco	4.9
Semiconductors & Semiconductor Equipment	4.9
Automobiles & Components	4.3
Real Estate	3.8
Telecommunication Services	3.6
Diversified Financials	3.5
Health Care Equipment & Services	3.2
Consumer Durables & Apparel	3.2
Insurance	2.9
Utilities	2.1
Food & Staples Retailing	1.8
Transportation	1.7
Retailing	1.6
Household & Personal Products	1.5
Media	0.8
Consumer Services	0.4
Commercial & Professional Services	0.4
Commercial Services & Supplies	0.1

100.0%

(a)	GMO Implementation SPC Ltd. is a 100% owned subsidiary of GMO Implementation Fund. As such, the holdings of GMO Implementation SPC Ltd. have been included with GMO Implementation Fund.

&

In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

44

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a) — (Continued)

August 31, 2018 (Unaudited)

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

45

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 63.7%

	Australia — 1.0%
36,784	Abacus Property Group (REIT)	92,251
22,945	Altium Ltd	463,518
25,734	Appen Ltd	284,331
148,173	Australia & New Zealand Banking Group Ltd	3,148,791
95,610	Australian Pharmaceutical Industries Ltd	126,873
936,820	Beach Energy Ltd	1,309,472
38,445	Brickworks Ltd	483,793
909,496	Caltex Australia Ltd	19,763,606
199,698	Charter Hall Group (REIT)	1,023,708
112,691	Codan Ltd	252,435
718,992	Costa Group Holdings Ltd	3,742,844
56,000	Credit Corp Group Ltd	929,573
783,981	Cromwell Property Group (REIT)	623,148
58,963	Crown Resorts Ltd	602,978
45,489	CSL Ltd	7,457,303
139,470	CSR Ltd	432,387
1,556,055	Downer EDI Ltd	8,656,757
41,300	Elders Ltd	198,100
70,481	Folkestone Education Trust (REIT)	139,725
115,427	GDI Property Group (REIT)	105,330
502,436	Genworth Mortgage Insurance Australia Ltd	954,933
13,892	Goodman Group (REIT)	106,999
108,734	GWA Group Ltd	235,473
32,120	IDP Education Ltd	251,277
150,395	Insurance Australia Group Ltd	835,826
292,275	Macquarie Group Ltd (REIT)	27,337,419
25,797	McMillan Shakespeare Ltd	331,867
387,487	Metcash Ltd	771,546
538,526	Mineral Resources Ltd	5,866,103
22,547	Monadelphous Group Ltd	233,101
89,649	Monash IVF Group Ltd	78,384
2,359,171	Nine Entertainment Co Holdings Ltd	4,099,121
170,289	NRW Holdings Ltd *	257,906
543,468	OZ Minerals Ltd	3,533,542
41,963	Qantas Airways Ltd	194,262
305,367	Sandfire Resources NL	1,557,110
1,636,186	Scentre Group (REIT)	4,844,150
54,850	St Barbara Ltd	154,785
298,897	Tassal Group Ltd	955,506
50,166	Virtus Health Ltd	209,945

	Total Australia	102,646,178

	Austria — 0.3%
43,489	FACC AG	1,097,674
378,429	OMV AG	20,063,162
23,033	POLYTEC Holding AG	285,284

Shares	Description	Value ($)
	Austria — continued
14,552	S IMMO AG	305,770
18,674	Vienna Insurance Group AG Wiener Versicherung Gruppe	509,266
106,216	voestalpine AG	4,774,229

	Total Austria	27,035,385

	Belgium — 0.1%
300,759	AGFA-Gevaert NV *	1,320,745
9,177	Barco NV	1,262,806
44,599	KBC Group NV	3,170,979
31,712	UCB SA	2,902,895

	Total Belgium	8,657,425

	Brazil — 1.5%
2,328,900	Ambev SA ADR	10,829,385
127,240	Banco Bradesco SA	784,414
803,200	Banco BTG Pactual SA	4,042,523
1,800,200	Banco do Brasil SA	13,303,386
1,906,000	Banco Santander Brasil SA	16,191,009
354,400	BB Seguridade Participacoes SA	2,130,002
569,700	Centrais Eletricas Brasileiras SA *	2,212,726
2,697,600	Cia de Saneamento Basico do Estado de Sao Paulo	16,160,035
648,100	Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,895,081
161,900	Cia de Saneamento de Minas Gerais-COPASA	1,664,671
605,100	Cielo SA	2,243,257
38,900	Construtora Tenda SA *	281,739
99,500	Cosan SA	850,114
179,700	Equatorial Energia SA	2,514,768
1,061,800	Estacio Participacoes SA	5,875,862
531,900	Grendene SA	935,014
7,300	Guararapes Confeccoes SA	188,275
13,371,600	JBS SA	30,859,306
1,132,800	Kroton Educacional SA	2,842,360
39,100	Mahle-Metal Leve SA	242,197
312,900	MRV Engenharia e Participacoes SA	998,674
1,975,507	Oi SA	6,558,683
2,090,700	Petrobras Distribuidora SA	10,152,966
222,700	QGEP Participacoes SA	667,045
26,200	Qualicorp Consultoria e Corretora de Seguros SA	101,375
143,300	Smiles Fidelidade SA	1,826,300
148,600	Tim Participacoes SA	448,379
788,200	Transmissora Alianca de Energia Eletrica SA	3,889,622
519,100	Ultrapar Participacoes SA	5,246,949
112,900	Ultrapar Participacoes SA Sponsored ADR	1,153,838

46	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
533,000	Via Varejo SA	2,211,510

	Total Brazil	151,301,465

	Canada — 1.8%
139,500	AGF Management Ltd – Class B	657,414
899,200	Alignvest Acquisition II Corp – Class A *	6,704,380
8,800	ATS Automation Tooling Systems Inc *	149,162
93,500	Bank of Montreal	7,664,134
101,100	Bank of Montreal (b)	8,286,156
32,400	Bank of Nova Scotia (The)	1,875,228
72,300	Bank of Nova Scotia (The)	4,186,170
97,100	Bird Construction Inc	573,671
121,248	BRP Inc Sub Voting	6,329,053
133,400	Canadian Imperial Bank of Commerce	12,501,778
12,300	Canadian Imperial Bank of Commerce	1,152,264
150,200	Canfor Corp *	3,463,232
6,900	Canfor Pulp Products Inc	144,715
11,800	Cogeco Inc	561,246
5,400	Constellation Software Inc	4,117,614
67,600	Empire Co Ltd – A Shares	1,288,803
43,100	Finning International Inc	1,001,703
3,600	George Weston Ltd	280,386
9,500	Industrial Alliance Insurance & Financial Services Inc	393,831
12,400	Interfor Corp *	213,413
19,400	Labrador Iron Ore Royalty Corp	377,594
182,000	Magna International Inc	9,854,498
131,100	Magna International Inc	7,095,132
86,700	Metro Inc	2,714,607
13,500	Morguard North American Residential (REIT)	169,655
36,200	National Bank of Canada	1,811,664
13,300	Norbord Inc	506,113
5,800	Power Corp of Canada	130,000
10,500	Rocky Mountain Dealerships Inc	83,920
501,000	Rogers Sugar Inc	2,080,782
22,800	Royal Bank of Canada (b)	1,813,056
570,800	Royal Bank of Canada	45,340,328
79,900	Russel Metals Inc	1,746,779
315,500	Sun Life Financial Inc	12,537,970
73,200	Sun Life Financial Inc	2,909,490
38,000	TFI International Inc	1,410,513
344,600	Toronto-Dominion Bank (The)	20,768,421
79,400	Transat AT Inc *	556,713
198,720	Transcontinental Inc – Class A	4,840,850
6,300	Wajax Corp	133,676
166,700	West Fraser Timber Co Ltd	11,058,405

	Total Canada	189,484,519

Shares	Description	Value ($)
	Chile — 0.0%
608,693	AES Gener SA	152,876
10,540,667	Enel Chile SA	1,030,614

	Total Chile	1,183,490

	China — 8.1%
5,254,000	361 Degrees International Ltd	1,507,923
88,000	AAC Technologies Holdings Inc	978,046
11,019,000	Agile Group Holdings Ltd	18,022,451
2,403,000	Agricultural Bank of China Ltd – Class A	1,278,370
119,264,000	Agricultural Bank of China Ltd – Class H	57,792,489
1,369,719	Anhui Conch Cement Co Ltd – Class A	7,461,532
2,728,500	Anhui Conch Cement Co Ltd – Class H	16,645,018
139,000	ANTA Sports Products Ltd	758,000
3,452,500	BAIC Motor Corp Ltd – Class H	2,904,795
79,900	Baidu Inc Sponsored ADR *	18,095,752
51,801,000	Bank of China Ltd – Class H	23,277,157
15,371,000	Bank of Communications Co Ltd – Class H	11,108,297
1,412,600	Cangzhou Mingzhu Plastic Co Ltd – Class A	967,722
294,600	Changyou.com Ltd ADR	3,974,154
11,759,000	China CITIC Bank Corp Ltd – Class H	7,346,885
18,974,000	China Communications Services Corp Ltd – Class H	15,719,789
12,961,080	China Construction Bank Corp – Class A	13,081,274
39,058,000	China Construction Bank – Class H	34,399,793
2,448,000	China Everbright Bank Co Ltd – Class H	1,023,573
6,149,000	China Greenfresh Group Co Ltd *	924,390
9,318,000	China Huarong Asset Management Co Ltd – Class H	1,937,038
10,236,000	China Lesso Group Holdings Ltd	5,907,174
553,000	China Lilang Ltd	613,390
11,351,000	China Machinery Engineering Corp – Class H	5,527,566
261,000	China Medical System Holdings Ltd	432,594
1,796,000	China Mobile Ltd	16,892,308
10,584,600	China National Building Material Co Ltd – Class H	9,917,924
2,748,000	China Overseas Land & Investment Ltd	8,709,856
23,925	China Petroleum & Chemical Corp ADR	2,375,992
9,474,946	China Petroleum & Chemical Corp – Class A	9,503,560
66,600,000	China Petroleum & Chemical Corp – Class H	67,012,018

See accompanying notes to the financial statements.	47

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	China — continued
26,663,200	China Railway Construction Corp Ltd – Class H	32,255,173
2,648,000	China Railway Group Ltd – Class H	2,288,612
4,864,000	China Resources Cement Holdings Ltd	5,688,126
2,130,000	China Resources Land Ltd	7,429,976
5,431,000	China Resources Pharmaceutical Group Ltd	8,691,166
1,846,000	China SCE Group Holdings Ltd	828,684
1,001,457	China Shenhua Energy Co Ltd – Class A	2,718,224
4,452,500	China Shenhua Energy Co Ltd – Class H	9,944,661
1,552,000	China Shineway Pharmaceutical Group Ltd	2,193,243
77,810,000	China Telecom Corp Ltd – Class H	36,594,240
1,124,000	China Travel International Investment Hong Kong Ltd	365,449
727,593	China Vanke Co Ltd – Class A	2,567,455
562,200	China Vanke Co Ltd – Class H	1,950,497
2,000,002	China Yangtze Power Co Ltd – Class A	4,638,538
21,900	China Yuchai International Ltd	440,409
785,166	Chongqing Department Store Co Ltd – Class A	3,302,687
9,269,069	Chongqing Rural Commercial Bank Co Ltd – Class H	4,999,557
932,000	CIFI Holdings Group Co Ltd	541,324
3,174,000	Country Garden Holdings Co Ltd	4,731,790
170,827	Country Garden Services Holdings Co Ltd *	288,602
385,000	Dah Chong Hong Holdings Ltd	167,437
3,842,892	Daqin Railway Co Ltd – Class A	4,858,639
318,900	Dashang Co Ltd – Class A	1,338,338
16,788,000	Dongfeng Motor Group Co Ltd – Class H	18,766,919
69,000	ENN Energy Holdings Ltd	629,015
1,539,200	Fangda Special Steel Technology Co Ltd – Class A	2,503,096
8,587,000	Geely Automobile Holdings Ltd	18,282,437
1,286,900	Gree Electric Appliances Inc of Zhuhai – Class A *	7,352,800
4,454,000	Guangdong Investment Ltd	7,907,095
2,078,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	7,656,255
12,435,600	Guangzhou R&F Properties Co Ltd – Class H	25,130,833
5,336,000	Haier Electronics Group Co Ltd *	13,915,488
321,000	Haitian International Holdings Ltd	644,195
4,353,700	Harbin Electric Co Ltd – Class H	1,369,752
1,812,400	Heilan Home Co Ltd – Class A	2,648,575
927,299	Henan Shuanghui Investment & Development Co Ltd – Class A	3,159,071

Shares	Description	Value ($)
	China — continued
67,500	Hengan International Group Co Ltd	608,145
921,000	Hi Sun Technology China Ltd *	137,600
1,010,000	Hua Hong Semiconductor Ltd	2,757,692
11,246,000	Huabao International Holdings Ltd	6,626,809
217,000	IGG Inc	262,429
2,836,146	Industrial & Commercial Bank of China Ltd – Class A	2,262,051
26,682,000	Industrial and Commercial Bank of China Ltd – Class H	19,707,261
738,000	Jiangsu Expressway Co Ltd – Class H	933,358
221,000	JNBY Design Ltd	376,571
822,000	Ju Teng International Holdings Ltd	154,985
3,452,500	Kingboard Holdings Ltd	12,290,553
2,286,000	Kingboard Laminates Holdings Ltd	2,161,297
1,349,530	Livzon Pharmaceutical Group Inc – Class H	5,451,135
1,206,000	Logan Property Holdings Co Ltd	1,508,938
1,400,500	Longfor Group Holdings Ltd	3,895,527
16,459,000	Lonking Holdings Ltd	5,666,845
447,900	Offshore Oil Engineering Co Ltd – Class A	394,069
5,127,000	PICC Property & Casualty Co Ltd – Class H	5,781,028
17,969,000	Postal Savings Bank of China Co Ltd – Class H	10,591,294
2,431,000	Powerlong Real Estate Holdings Ltd	1,243,314
1,973,000	Shanghai Industrial Holdings Ltd	4,704,343
4,944,400	Shanghai Pharmaceuticals Holding Co Ltd – Class H	12,987,951
3,284,568	Shanghai SMI Holding Co Ltd – Class A	2,757,530
126,160	Shenzhen Expressway Co Ltd – Class A	155,280
1,504,000	Shenzhen Expressway Co Ltd – Class H	1,459,234
28,000	Shenzhou International Group Holdings Ltd	367,770
10,939,576	Shimao Property Holdings Ltd	32,669,645
2,701,500	Sino Biopharmaceutical Ltd	3,423,905
2,811,000	Sinotruk Hong Kong Ltd	4,198,279
4,808,000	SSY Group Ltd	4,473,505
5,546,231	Suning Universal Co Ltd – Class A	2,746,293
563,000	Tencent Holdings Ltd	24,201,756
71,400	Tencent Holdings Ltd ADR	3,080,196
1,631,000	Texhong Textile Group Ltd	2,806,838
654,000	Tianjin Development Holdings Ltd *	246,025
914,000	Tianjin Port Development Holdings Ltd *	107,198
3,930,000	Tianneng Power International Ltd	4,884,882
321,000	Times China Holdings Ltd	381,246
5,025,000	TravelSky Technology Ltd – Class H	12,902,698
1,016,000	Uni-President China Holdings Ltd	1,001,181

48	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	China — continued
9,373,000	Weichai Power Co Ltd – Class H	9,940,656
2,429,000	XTEP International Holdings Ltd	1,622,926
2,908,000	Yadea Group Holdings Ltd	1,085,627
8,989,000	Yuzhou Properties Co Ltd	4,783,392
45,400	YY Inc ADR *	3,469,922
3,878,000	Zhejiang Expressway Co Ltd – Class H	3,078,962
1,051,472	Zhejiang Weixing New Building Materials Co Ltd – Class A	2,608,710
122,000	Zhongsheng Group Holdings Ltd	267,895

	Total China	844,109,934

	Colombia — 0.1%
405,978	Almacenes Exito SA	2,113,754
1,361,849	Ecopetrol SA	1,528,987
350,679	Ecopetrol SA Sponsored ADR	7,925,345

	Total Colombia	11,568,086

	Czech Republic — 0.0%
59,876	CEZ AS	1,517,824
222,250	Moneta Money Bank AS	776,844

	Total Czech Republic	2,294,668

	Denmark — 0.2%
106,500	Novo Nordisk A/S Sponsored ADR	5,236,605
332,780	Novo Nordisk A/S – Class B	16,381,482
796	Rockwool International A/S – Class B	345,888
26,518	Royal Unibrew A/S	2,285,232
22,029	Scandinavian Tobacco Group A/S	362,658
1,897	Schouw & Co AB	149,989
22,545	Spar Nord Bank A/S	220,529

	Total Denmark	24,982,383

	Egypt — 0.0%
544,093	Global Telecom Holding SAE *	129,694

	Finland — 0.3%
12,286	DNA Oyj	261,416
23,971	Finnair Oyj	209,108
3,986	Kemira Oyj	52,849
36,224	Metsa Board Oyj	364,999
150,247	Neste Oyj	13,044,838
8,911	Sanoma Oyj	92,462
79,744	Stora Enso Oyj – R Shares	1,484,196
11,675	Tieto Oyj	378,947
422,354	UPM-Kymmene Oyj	16,292,082

	Total Finland	32,180,897

	France — 1.4%
2,966	Alten SA	307,124
1,504	Amundi SA	108,463

Shares	Description	Value ($)
	France — continued
25,783	ArcelorMittal	777,643
31,106	AXA SA	783,895
386,057	BNP Paribas SA	22,728,314
51,386	Christian Dior SE	22,170,728
279,087	CNP Assurances	6,450,472
51,734	Coface SA *	485,373
133,585	Credit Agricole SA	1,827,782
1,372	Dassault Systemes SE	222,650
37,919	Derichebourg SA	212,364
5,509	Eramet	471,982
14,611	Gaztransport Et Technigaz SA	999,658
2,642	Interparfums SA	122,515
1,574	Ipsen SA	280,492
6,965	Kaufman & Broad SA	366,781
100,863	L’Oreal SA	24,147,196
11,479	Mersen SA	449,454
46,875	Metropole Television SA	928,073
281,324	Natixis SA	1,881,490
5,374	Neopost SA	144,241
1,370	Nexity SA	83,723
42,253	Peugeot SA	1,164,255
12,761	Rallye SA	132,481
12,989	Renault SA	1,121,872
165,970	Sanofi	14,252,401
59,900	Sanofi ADR	2,566,715
14,406	Schneider Electric SA	1,170,702
58,511	SCOR SE	2,365,320
167,176	Societe Generale SA	6,845,404
795,100	STMicroelectronics NV – NY Shares (Registered)	16,450,619
706,342	STMicroelectronics NV	14,573,660
2,506	Ubisoft Entertainment SA *	269,991
3,168	Vilmorin & Cie SA	219,784

	Total France	147,083,617

	Germany — 2.8%
2,387	Aareal Bank AG	97,060
210,649	Allianz SE (Registered)	44,898,104
1,646	Amadeus Fire AG	189,750
249,408	BASF SE	23,046,680
12,091	Bauer AG	225,161
14,535	Bayer AG (Registered)	1,356,469
477,115	Bayerische Motoren Werke AG	46,187,942
1,429	Cewe Stiftung & Co KGAA	131,380
234,927	Covestro AG	20,002,018
552,876	Daimler AG (Registered Shares)	35,754,669
1,491,289	Deutsche Lufthansa AG (Registered)	38,963,742
134,259	Deutsche Pfandbriefbank AG * (a)	1,965,458
4,362	Eckert & Ziegler AG	238,956
18,903	Elmos Semiconductor AG	488,284

See accompanying notes to the financial statements.	49

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
2,718	Gesco AG	95,797
29,472	Henkel AG & Co KGaA	3,288,657
4,845	Isra Vision AG	337,180
14,995	Kloeckner & Co SE	158,800
8,436	Leoni AG	363,958
174,500	Linde AG-Tender	39,730,425
2,835	OHB SE	119,435
6,687	Salzgitter AG	302,853
183,547	SAP SE	22,034,410
798	Siltronic AG	115,686
1,545	Sixt SE	198,459
15,568	Software AG	767,708
5,517	STADA Arzneimittel AG	519,656
7,406	Takkt AG	129,195
43,863	Talanx AG *	1,656,322
52,260	Volkswagen AG	8,412,230
42,119	Wacker Neuson SE	1,164,460
31,622	Wuestenrot & Wuerttembergische AG	730,460

	Total Germany	293,671,364

	Greece — 0.0%
17,677	JUMBO SA	264,218
124,640	Public Power Corp SA *	241,710

	Total Greece	505,928

	Hong Kong — 0.5%
1,407,000	BOC Hong Kong Holdings Ltd	6,871,498
241,500	CK Asset Holdings Ltd	1,722,313
520,000	Dah Sing Banking Group Ltd	1,072,553
319,200	Dah Sing Financial Holdings Ltd	1,985,333
86,500	HKBN Ltd	128,514
140,000	Hysan Development Co Ltd	718,383
2,520,213	I-CABLE Communications Ltd *	28,586
271,000	Johnson Electric Holdings Ltd	794,621
1,100,500	Kerry Properties Ltd	4,173,451
170,000	Luk Fook Holdings International Ltd	591,550
536,000	Singamas Container Holdings Ltd	69,041
5,244,000	SJM Holdings Ltd	5,937,318
16,408,500	WH Group Ltd	12,392,182
1,950,000	Wharf Holdings Ltd (The)	5,568,718
1,189,000	Wharf Real Estate Investment Co Ltd	7,888,831
1,109,000	Wheelock & Co Ltd	6,963,509
160,500	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	39,068

	Total Hong Kong	56,945,469

	Hungary — 0.0%
2,257,270	Magyar Telekom Telecommunications Plc	3,308,730

Shares	Description	Value ($)
	Hungary — continued
60,455	Richter Gedeon Nyrt	1,187,117

	Total Hungary	4,495,847

	India — 1.6%
8,089	ACC Ltd	187,673
124,149	Apollo Tyres Ltd	440,989
426,783	Aurobindo Pharma Ltd	4,294,808
460,769	Balrampur Chini Mills Ltd	496,648
81,154	Bata India Ltd	1,241,016
224,796	Castrol India Ltd	504,203
353,952	Chambal Fertilizers and Chemicals Ltd	828,224
211,718	Divi’s Laboratories Ltd	3,912,210
1,665,930	Firstsource Solutions Ltd	1,771,421
2,368,269	HCL Technologies Ltd	34,891,055
139,506	Hero MotoCorp Ltd	6,418,752
945,148	Hexaware Technologies Ltd	5,849,269
52,696	Hindustan Unilever Ltd	1,320,751
259,399	IDFC Bank Ltd	174,639
37,652	Ipca Laboratories Ltd	409,078
961,829	ITC Ltd	4,338,807
258,625	Jamna Auto Industries Ltd	296,934
1,523,344	Jaypee Infratech Ltd *	78,686
68,095	Jubilant Life Sciences Ltd	692,007
264,237	Just Dial Ltd *	2,083,900
265,044	KPIT Technologies Ltd	1,133,426
159,442	Larsen & Toubro Infotech Ltd	4,019,544
38,577	Mahanagar Gas Ltd	469,662
701,364	Mahindra & Mahindra Ltd	9,558,684
30,314	Maruti Suzuki India Ltd	3,893,622
36,733	Mastek Ltd	279,207
7,531	Merck Ltd	371,928
457,902	Mphasis Ltd	8,173,754
976	MRF Ltd	1,017,800
1,337,409	NHPC Ltd	479,302
368,736	NIIT Technologies Ltd	7,327,319
19,326	Nucleus Software Exports Ltd	123,713
3,829,260	Oil & Natural Gas Corp Ltd	9,717,436
199,634	Oil India Ltd	602,212
58,704	Pidilite Industries Ltd	967,673
4,473,302	Power Finance Corp Ltd	5,333,378
1,932,887	PTC India Ltd	2,285,382
60,355	Rajesh Exports Ltd	565,666
24,601	Raymond Ltd	292,621
1,135,724	Reliance Capital Ltd	7,543,827
8,247,301	Rural Electrification Corp Ltd	13,953,727
276,615	Sonata Software Ltd	1,375,544
130,455	Steel Authority of India Ltd *	147,983
822,544	Tata Global Beverages Ltd	2,728,268
62,204	Tata Motors Ltd – Class A *	124,862
18,022	Tata Steel Ltd	152,872

50	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	India — continued
701,055	Tech Mahindra Ltd	7,576,357
45,968	TV Today Network Ltd	293,222
587,060	Vakrangee Ltd	319,268
53,318	VIP Industries Ltd	469,772
1,792,239	Wipro Ltd	7,591,532
295,573	Zee Entertainment Enterprises Ltd	2,086,148
17,704	Zensar Technologies Ltd	419,831
68,926	Zuari Agro Chemicals Ltd	309,424

	Total India	171,936,036

	Indonesia — 0.5%
31,743,100	Adaro Energy Tbk PT	4,024,732
2,230,800	Bank Central Asia Tbk PT	3,757,300
6,878,700	Bank Mandiri Persero Tbk PT	3,205,040
3,330,700	Bank Negara Indonesia Persero Tbk PT	1,764,303
15,990,400	Bank Pembangunan Daerah Jawa Timur Tbk PT	727,276
57,522,900	Bank Rakyat Indonesia Persero Tbk PT	12,428,768
8,955,500	Bukit Asam Tbk PT	2,462,880
2,465,200	Bumi Serpong Damai Tbk PT *	201,078
5,203,200	Erajaya Swasembada Tbk PT	947,610
2,540,600	Gajah Tunggal Tbk PT	109,557
85,400	Gudang Garam Tbk PT	423,296
3,495,500	Harum Energy Tbk PT	607,670
721,200	Indah Kiat Pulp & Paper Corp Tbk PT	935,738
4,969,100	Indo Tambangraya Megah Tbk PT	9,548,445
2,283,500	Indofood Sukses Makmur Tbk PT	988,278
839,100	Link Net Tbk PT	245,043
1,210,400	Matahari Department Store Tbk PT	616,572
38,853,900	Modernland Realty Tbk PT	670,730
28,601,800	Panin Financial Tbk PT *	396,444
1,686,100	PP Persero Tbk PT	217,702
2,553,300	Ramayana Lestari Sentosa Tbk PT	220,187
19,497,600	Surya Semesta Internusa Tbk PT	643,533
16,548,900	Telekomunikasi Indonesia Persero Tbk PT	3,930,745
44,500	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	1,053,315
957,400	United Tractors Tbk PT	2,236,639
9,406,700	Waskita Beton Precast Tbk PT	249,266
966,100	XL Axiata Tbk PT *	208,516

	Total Indonesia	52,820,663

	Ireland — 0.1%
31,300	ICON Plc * (a)	4,664,326
1,290	Smurfit Kappa Group Plc	52,683

	Total Ireland	4,717,009

Shares	Description	Value ($)
	Israel — 0.4%
273,732	Bank Leumi Le-Israel BM	1,838,750
33,881	Discount Investment Corp Ltd (Registered)	102,336
26,548	First International Bank of Israel Ltd	614,956
107,914	Frutarom Industries Ltd	11,002,800
56,101	Harel Insurance Investments & Financial Services Ltd	457,994
29,471	Nova Measuring Instruments Ltd *	886,363
366,910	Orbotech Ltd *	23,474,902
7,112	SodaStream International Ltd *	1,008,886

	Total Israel	39,386,987

	Italy — 1.0%
178,721	Arnoldo Mondadori Editore SPA *	273,139
45,260	ASTM SPA	923,757
25,038	Carraro SpA	68,926
22,770	Credito Emiliano SPA	143,517
3,708	El.En. SPA	119,524
107,703	Enav SPA	532,472
3,734,753	Enel SPA	18,464,392
75,832	ERG SPA	1,570,741
483,524	EXOR NV	31,462,472
356,697	Falck Renewables SPA	844,717
140,282	Fiat Chrysler Automobiles NV *	2,374,945
1,816,224	Fiat Chrysler Automobiles NV *	31,075,593
97,206	Fincantieri SPA *	144,110
97,315	FinecoBank Banca Fineco SPA	1,160,090
211,180	Hera SPA	662,524
154,487	IMMSI SPA *	75,624
1,289,607	Iren SPA	3,024,621
31,456	La Doria SPA	360,957
52,980	Mediobanca Banca di Credito Finanziario SPA	493,330
75,953	Piaggio & C SPA	164,558
226,659	Poste Italiane SPA	1,746,015
13,622	Prima Industrie SPA	512,377
21,065	Recordati SPA	737,948
4,804	Reply SPA	317,818
4,202	Sabaf SPA	67,356
43,168	Saras SPA	109,184
541,362	Societa Cattolica di Assicurazioni SC	4,393,581
89,709	Societa Iniziative Autostradali e Servizi SPA	1,250,609
1,357,900	Telecom Italia SPA *	864,738
1,711,000	Telecom Italia SPA-RSP	952,351
153,539	Unipol Gruppo SPA	633,947

	Total Italy	105,525,933

	Japan — 5.5%
108,600	Aisin Seiki Co Ltd	5,023,067

See accompanying notes to the financial statements.	51

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
65,200	AOKI Holdings Inc	879,421
11,800	Asahi Diamond Industrial Co Ltd	87,182
2,006,600	Asahi Kasei Corp	29,403,764
1,546,400	Astellas Pharma Inc	26,217,047
10,200	Bank of the Ryukyus Ltd	121,100
10,300	Belluna Co Ltd	113,339
586,700	Brother Industries Ltd	12,035,751
1,046,300	Canon Inc	33,572,202
1,900	Central Japan Railway Co	381,476
2,600	Chukyo Bank Ltd (The)	54,031
64,400	CKD Corp	951,210
22,800	Concordia Financial Group Ltd	109,408
6,600	Dai-ichi Seiko Co Ltd	99,161
12,800	Daiwabo Holdings Co Ltd	763,314
82,100	DCM Holdings Co Ltd	749,847
56,600	Denka Co Ltd	1,936,798
4,300	Duskin Co Ltd	103,432
105,700	Fancl Corp	5,429,756
791,000	Fuji Electric Co Ltd	6,371,817
7,800	Fuji Media Holdings Inc	133,994
6,600	Fuji Pharma Co Ltd	105,749
51,800	FUJIFILM Holdings Corp (a)	2,187,944
1,732,000	Fujitsu Ltd	12,664,070
1,200	Fuji Oil Holdings Inc	36,478
8,300	Fuji Soft Inc	408,455
90,000	Fukuoka Financial Group Inc	504,606
6,900	Fuyo General Lease Co Ltd	414,188
3,400	Gree Inc	17,214
14,600	Hakuhodo DY Holdings Inc	246,327
10,600	Hamakyorex Co Ltd	356,169
5,600	Hanwa Co Ltd	188,776
8,600	Heiwado Co Ltd	225,179
6,000	Hisamitsu Pharmaceutical Co Inc	438,303
700	Hitachi High-Technologies Corp	27,462
5,741,000	Hitachi Ltd	37,474,764
6,800	Hochiki Corp	100,659
201,000	Honda Motor Co Ltd	5,954,263
2,900	Horiba Ltd	179,581
4,200	Hosokawa Micron Corp	254,186
83,500	House Foods Group Inc (a)	2,475,561
19,200	Idemitsu Kosan Co Ltd	969,085
41,700	Isuzu Motors Ltd	602,022
2,744,000	ITOCHU Corp	47,948,247
3,300	JSP Corp	83,400
52,900	JSR Corp	1,026,158
29,700	JTEKT Corp	415,739
7,000	Juki Corp	82,232
149,200	JXTG Holdings Inc	1,050,496
6,200	Kaken Pharmaceutical Co Ltd	318,446
7,700	Kamei Corp	95,772

Shares	Description	Value ($)
	Japan — continued
258,400	Kanematsu Corp	3,832,165
7,200	Kato Sangyo Co Ltd	233,826
109,100	KDDI Corp	2,884,586
59,000	Keihin Corp (a)	1,239,852
188,000	Kirin Holdings Co Ltd	4,645,902
109,500	Kitz Corp	959,177
12,600	Konica Minolta Inc	128,139
35,700	Kose Corp	6,582,487
20,800	Kyosan Electric Manufacturing Co Ltd	121,746
12,500	Kyowa Exeo Corp	349,558
23,800	Leopalace21 Corp	126,218
4,000	Makino Milling Machine Co Ltd	36,919
9,000	Mandom Corp	270,340
2,553,800	Marubeni Corp	20,924,446
82,200	MCJ Co Ltd	743,117
15,804	Medipal Holdings Corp	318,733
4,554,700	Mitsubishi Chemical Holdings Corp	40,808,937
382,000	Mitsubishi Corp	10,893,514
1,887,500	Mitsubishi Electric Corp	25,480,256
299,100	Mitsubishi Gas Chemical Co Inc	6,217,654
503,500	Mitsubishi Tanabe Pharma Corp (a)	8,397,869
147,900	Mitsui Chemicals Inc	3,822,498
11,900	Mitsui Mining & Smelting Co Ltd	340,905
43,000	Modec Inc	1,301,384
4,200	NEC Corp	115,957
131,800	NET One Systems Co Ltd	3,052,671
158,000	Nichias Corp	2,053,939
32,000	Nichiha Corp	898,501
97,100	Nippo Corp	1,802,205
5,000	Nippon Soda Co Ltd	28,503
1,130,400	Nippon Telegraph & Telephone Corp	50,292,593
6,900	Nippon Valqua Industries Ltd	201,307
7,600	Nippon Flour Mills Co Ltd	127,123
32,300	Nisshin Oillio Group Ltd (The)	873,192
57,900	Nisshin Seifun Group Inc	1,158,060
59,600	Nisshinbo Holdings Inc	668,277
43,900	Nomura Real Estate Holdings Inc	950,973
3,500	Noritake Co Ltd	210,225
36,400	NSK Ltd	412,617
228,200	NTT DOCOMO Inc	5,913,967
11,800	Osaki Electric Co Ltd	86,679
8,200	Otsuka Holdings Co Ltd	384,703
83,900	Pola Orbis Holdings Inc	2,956,786
309,000	Prima Meat Packers Ltd	1,533,910
29,200	Resona Holdings Inc (a)	165,629
18,000	Rohm Co Ltd	1,626,235
70,100	Rohto Pharmaceutical Co Ltd	2,239,404
6,200	Sakata INX Corp	82,426
9,700	SBI Holdings Inc	267,378
3,800	Seiko Epson Corp	64,944

52	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
532,200	Sekisui Chemical Co Ltd	9,245,472
10,500	Shin-Etsu Polymer Co Ltd	88,249
9,200	Shiseido Co Ltd	647,683
79,800	Showa Corp	1,271,149
37,100	Showa Denko KK	1,762,143
4,639,700	Sojitz Corp	16,145,531
62,900	Sony Corp	3,576,659
1,500	Starzen Co Ltd	62,671
114,000	Sumitomo Bakelite Co Ltd	1,124,268
4,133,000	Sumitomo Chemical Co Ltd	23,458,140
22,500	Sumitomo Corp	364,861
71,700	Sumitomo Dainippon Pharma Co Ltd	1,525,712
94,300	Sumitomo Mitsui Financial Group Inc	3,707,257
3,700	Sumitomo Mitsui Trust Holdings Inc	148,462
2,000	Suntory Beverage & Food Ltd	81,921
19,300	T-Gaia Corp	507,902
5,000	Taikisha Ltd	161,147
139,900	Takeda Pharmaceutical Co Ltd	5,828,397
93,200	Tatsuta Electric Wire and Cable Co Ltd	508,765
2,537	TIS Inc	122,202
52,300	Tocalo Co Ltd	604,664
10,600	Tochigi Bank Ltd (The)	35,374
7,600	Token Corp	537,906
32,000	Tokio Marine Holdings Inc	1,507,897
600	Tokyo Century Corp	33,157
106,300	Tokyo Electron Ltd (a)	18,097,548
12,600	Tokyo Gas Co Ltd (a)	298,334
3,900	Tokyo Seimitsu Co Ltd	121,191
104,700	Tokyu Construction Co Ltd	961,994
321,200	Tosoh Corp	5,039,705
3,800	Toyo Ink SC Holdings Co Ltd	97,231
14,900	Toyo Suisan Kaisha Ltd	548,798
409,400	Toyota Tsusho Corp	13,947,318
105,000	TS Tech Co Ltd	3,961,746
17,000	Unipres Corp	330,473
5,900	Vital KSK Holdings Inc	67,047
28,000	Wacoal Holdings Corp	828,543
29,700	Warabeya Nichiyo Holdings Co Ltd	584,351
5,700	Yamazen Corp	63,455
12,100	Zeon Corp	129,705

	Total Japan	578,352,108

	Malaysia — 0.2%
1,383,100	DRB-Hicom Berhad	761,744
1,915,800	KSL Holdings Berhad *	395,883
154,400	Padini Holdings Berhad	224,697
796,300	Petronas Chemicals Group Berhad	1,830,441
159,000	Petronas Dagangan Berhad	1,049,710
75,960	PPB Group Bhd	310,336
994,400	Sapura Energy Berhad *	81,647

Shares	Description	Value ($)
	Malaysia — continued
2,486,000	Supermax Corp Berhad	2,028,869
355,400	Ta Ann Holdings Berhad	237,569
421,400	Tenaga Nasional Berhad	1,606,429
3,016,200	Top Glove Corp Berhad	8,172,251
767,300	YTL Power International Berhad	212,706

	Total Malaysia	16,912,282

	Mexico — 1.2%
869,262	Arca Continental SAB de CV	5,375,659
315,492	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand – Class B	499,860
275,400	Becle SAB de CV	390,932
1,460,246	Bolsa Mexicana de Valores SAB de CV	2,941,090
3,204,700	Cemex SAB de CV *	2,271,189
812,500	Cemex SAB de CV Sponsored ADR * (b)	5,760,625
1,363,200	Corp Inmobiliaria Vesta SAB de CV	1,930,075
117,000	Credito Real SAB de CV SOFOM ER	151,323
1,179,700	Fibra Uno Administracion SA de CV (REIT)	1,543,686
546,200	Fomento Economico Mexicano SAB de CV	5,231,787
98,900	Fomento Economico Mexicano SAB de CV Sponsored ADR	9,482,532
1,514,100	Gentera SAB de CV	1,536,667
640,200	Grupo Aeroportuario del Centro Norte SAB de CV	4,208,410
13,900	Grupo Aeroportuario del Centro Norte SAB de CV ADR (a)	732,669
16,000	Grupo Aeroportuario del Pacifico SAB de CV ADR	1,652,960
167,200	Grupo Aeroportuario del Pacifico SAB de CV – Class B	1,727,638
7,600	Grupo Aeroportuario del Sureste SAB de CV ADR	1,425,684
59,030	Grupo Aeroportuario del Sureste SAB de CV – Class B	1,106,956
666,500	Grupo Financiero Banorte SAB de CV – Class O	4,545,955
226,200	Grupo Financiero Inbursa SAB de CV – Class O	359,926
247,513	Grupo Herdez SAB de CV	532,331
268,000	Grupo Lala SAB de CV	285,180
883,200	Grupo Mexico SAB de CV – Series B	2,584,615
261,900	Megacable Holdings SAB de CV CPO	1,234,430
599,900	Mexichem SAB de CV	2,024,342
227,290	Promotora y Operadora de Infraestructura SAB de CV	2,415,631
249,600	Unifin Financiera SAB de CV SOFOM ENR	636,762

See accompanying notes to the financial statements.	53

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Mexico — continued
23,421,250	Wal-Mart de Mexico SAB de CV	64,850,453

	Total Mexico	127,439,367

	Netherlands — 0.8%
67,714	ASR Nederland NV (a)	3,237,352
51,709	ForFarmers NV	578,283
115,269	Gemalto NV *	6,695,438
72,332	Heineken Holding NV	6,901,446
1,647,624	ING Groep NV	22,380,963
75,774	Koninklijke Ahold Delhaize NV (a)	1,845,808
2	Koninklijke DSM NV	210
353,300	NXP Semiconductors NV * (c)	32,906,362
46,638	Signify NV	1,314,658
1,528	Vastned Retail NV (REIT)	62,967
95,971	Wolters Kluwer NV	6,088,711

	Total Netherlands	82,012,198

	New Zealand — 0.0%
1,303,125	Air New Zealand Ltd	2,844,871

	Norway — 0.7%
22,321	Aker ASA – A Shares	1,748,807
121,320	Aker Solutions ASA *	825,920
17,716	Atea ASA *	262,504
157,766	Austevoll Seafood ASA	2,075,953
60,234	Bakkafrost P/F	3,436,319
162,657	BW LPG Ltd *	634,565
996,706	DNB ASA	20,263,043
10,211	Entra ASA	148,041
1,158,242	Equinor ASA	29,709,143
13,894	Grieg Seafood ASA	159,845
384,556	Kongsberg Automotive ASA *	447,419
172,400	Kvaerner ASA *	318,749
177,370	Leroy Seafood Group ASA	1,348,737
30,617	Salmar ASA	1,474,091
24,632	Selvaag Bolig ASA	124,503
23,706	SpareBank 1 Nord Norge	185,428
45,694	SpareBank 1 SR Bank ASA	515,591
488,467	Storebrand ASA	4,324,380
178,907	Subsea 7 SA	2,432,302
46,872	TGS NOPEC Geophysical Co ASA	1,777,605

	Total Norway	72,212,945

	Pakistan — 0.0%
736,500	Engro Fertilizers Ltd	468,630
455,100	Oil & Gas Development Co Ltd	557,294
117,350	Pakistan Oilfields Ltd	608,052

	Total Pakistan	1,633,976

Shares	Description	Value ($)
	Philippines — 0.1%
4,171,000	Belle Corp	240,282
1,179,200	DMCI Holdings Inc	282,429
839,500	Eagle Cement Corp	254,966
27,910	GT Capital Holdings Inc	457,441
157,030	Jollibee Foods Corp	846,123
4,214,400	LT Group Inc	1,355,494
631,090	Manila Electric Co	4,406,444
1,217,700	Manila Water Co Inc	555,816
14,546,000	Megaworld Corp	1,249,202
5,573,000	Metro Pacific Investments Corp	568,539
8,548,084	Nickel Asia Corp	868,553
2,216,325	Petron Corp	375,597
351,200	Pilipinas Shell Petroleum Corp	377,673
294,670	Puregold Price Club Inc	253,534
1,422,725	Semirara Mining & Power Corp	771,702

	Total Philippines	12,863,795

	Poland — 0.7%
352,822	Asseco Poland SA	4,371,068
106,637	Bank Millennium SA *	258,812
282,385	Bank Polska Kasa Opieki SA	8,897,524
6,608	Bank Zachodni WBK SA	671,762
36,454	Budimex SA	1,120,241
7,698	CCC SA	448,370
75,629	CD Projekt SA *	4,213,504
176,992	Cyfrowy Polsat SA *	1,073,337
26,119	Dino Polska SA *	641,857
355,602	Enea SA *	818,459
1,209,434	Energa SA	2,735,607
38,562	Grupa Lotos SA	724,985
31,371	KRUK SA	1,750,704
773	LPP SA	1,925,529
231,790	PGE Polska Grupa Energetyczna SA *	562,472
420,455	Polski Koncern Naftowy ORLEN SA	11,146,389
4,114,347	Polskie Gornictwo Naftowe i Gazownictwo SA *	6,445,446
637,239	Powszechna Kasa Oszczednosci Bank Polski SA	7,261,419
999,743	Powszechny Zaklad Ubezpieczen SA	12,039,635
10,210	Stalprodukt SA	1,276,486
2,472,919	Tauron Polska Energia SA *	1,336,417
23,797	Warsaw Stock Exchange	265,769

	Total Poland	69,985,792

	Portugal — 0.0%
16,934	Altri SGPS SA	156,160
62,829	Mota-Engil SGPS SA *	195,106
144,533	Navigator Co SA (The)	722,208
1,112,143	Sonae SGPS SA	1,183,151

	Total Portugal	2,256,625

54	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Qatar — 0.3%
367,475	Barwa Real Estate Co	3,633,703
88,110	Doha Bank QPSC	621,814
71,985	Masraf Al Rayan QSC	745,564
24,950	Qatar Electricity & Water Co QSC	1,310,570
203,607	Qatar Gas Transport Co Ltd	978,061
102,103	Qatar Insurance Co SAQ	1,032,502
33,541	Qatar Islamic Bank SAQ	1,289,867
314,589	Qatar National Bank QPSC	15,382,768
13,048	Qatar National Cement Co QSC	205,674
28,093	Qatar Navigation QSC	504,351

	Total Qatar	25,704,874

	Russia — 2.6%
2,361,900	Aeroflot PJSC	4,045,720
6,325,700	Alrosa PJSC	9,514,941
131,620	Gazprom Neft PJSC	655,418
321,830	Gazprom PJSC	716,210
10,684,448	Gazprom PJSC Sponsored ADR	47,127,925
293,961	Globaltrans Investment Plc Sponsored GDR (Registered)	3,235,760
38,712,000	Inter RAO UES PJSC	2,320,246
717,108	LUKOIL PJSC Sponsored ADR	49,554,030
248,750	M.Video PJSC *	1,597,815
105,668	Magnit PJSC Sponsored GDR (Registered)	1,563,224
784,100	Magnitogorsk Iron & Steel OJSC	564,486
16,193	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	154,624
506,881	MMC Norilsk Nickel PJSC ADR	8,411,870
1,661,600	Mobile TeleSystems PJSC Sponsored ADR	12,877,400
5,313,680	Moscow Exchange MICEX-RTS PJSC	7,718,053
173,530	Novatek PJSC	2,789,262
144,512	Novatek PJSC Sponsered GDR (Registered)	24,166,157
1,291,120	Novolipetsk Steel PJSC	3,168,022
305,505	Novolipetsk Steel PJSC GDR	7,419,563
91,187	PhosAgro PJSC GDR (Registered)	1,208,289
17,320	Polyus PJSC	1,123,898
92,559	Polyus PJSC GDR (Registered)	3,000,095
218,817	QIWI Plc Sponsored ADR *	3,107,201
4,563,885	Rostelecom PJSC	4,574,672
7,939	Rostelecom PJSC Sponsored ADR	47,728
5,520	Safmar Financial Investment	65,636
1,561,000	Sberbank of Russia PJSC	4,195,931
2,832,100	Sberbank of Russia Sponsored ADR	30,842,356
43,340	Severstal PJSC	698,310
280,582	Severstal PJSC GDR (Registered)	4,514,904
1,448,200	Surgutneftegas OJSC	617,413
2,323,711	Surgutneftegas PJSC Sponsored ADR	9,671,790

Shares	Description	Value ($)
	Russia — continued
552,420	Tatneft PJSC	6,421,027
241,330	Tatneft PJSC Sponsored ADR	16,732,782
66,668	TCS Group Holding Plc GDR (Registered)	1,227,270

	Total Russia	275,650,028

	Singapore — 0.1%
303,400	Oversea-Chinese Banking Corp Ltd	2,496,960
605,200	Sino Grandness Food Industry Group Ltd *	88,174
63,800	United Overseas Bank Ltd	1,257,402
292,400	Venture Corp Ltd	3,860,336
6,840,600	Yangzijiang Shipbuilding Holdings Ltd	5,334,213
1,115,300	Yanlord Land Group Ltd	1,235,855

	Total Singapore	14,272,940

	South Africa — 2.5%
3,403,961	Absa Group Ltd	37,648,273
1,494,532	African Phoenix Investments Ltd *	60,015
248,111	Alviva Holdings Ltd	307,250
70,136	Aspen Pharmacare Holdings Ltd	1,390,326
259,967	Astral Foods Ltd	4,578,439
730,043	AVI Ltd	5,760,540
800,123	Barloworld Ltd	6,805,068
99,686	Bid Corp Ltd	2,126,991
75,818	Bidvest Group Ltd (The)	1,114,181
3,816,558	Blue Label Telecoms Ltd	1,859,288
98,344	Brait SE *	249,781
34,590	Capitec Bank Holdings Ltd	2,362,304
509,701	Clicks Group Ltd	7,039,482
192,024	Coronation Fund Managers Ltd	752,245
207,103	Dis-Chem Pharmacies Ltd	476,939
181,013	Discovery Ltd	2,156,896
24,400	Distell Group Holdings Ltd *	202,528
1,056,337	Emira Property Fund Ltd (REIT)	1,147,621
422,401	Exxaro Resources Ltd	4,281,483
1,740,858	FirstRand Ltd	8,374,894
220,470	Foschini Group Ltd (The)	2,619,280
3,398,234	Growthpoint Properties Ltd (REIT)	5,882,832
187,479	Hyprop Investments Ltd (REIT)	1,301,379
353,253	Imperial Holdings Ltd	4,949,782
59,228	JSE Ltd	652,650
505,204	Kumba Iron Ore Ltd	9,107,351
522,500	Lewis Group Ltd	1,006,402
980,956	Liberty Holdings Ltd	7,760,957
97,359	Massmart Holdings Ltd	733,818
269,759	Metair Investments Ltd	320,745
246,867	MMI Holdings Ltd	287,891
300,088	Mondi Ltd	8,373,090
882,747	Mr Price Group Ltd	13,532,543

See accompanying notes to the financial statements.	55

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
308,511	MTN Group Ltd	1,867,954
952,078	Murray & Roberts Holdings Ltd	1,004,874
1,288,886	Nedbank Group Ltd	24,380,269
1,871,397	Old Mutual Ltd *	3,871,417
67,008	Omnia Holdings Ltd	592,697
185,060	Rand Merchant Investment Holdings Ltd	514,426
1,856,867	Redefine Properties Ltd (REIT)	1,307,813
166,062	Reinet Investments SCA	3,215,459
100,093	Resilient REIT Ltd	388,016
668,086	Reunert Ltd	3,460,777
1,170,851	RMB Holdings Ltd	6,719,833
1,667,230	SA Corporate Real Estate Ltd (REIT)	496,776
908,209	Sanlam Ltd	4,901,740
39,167	Santam Ltd	808,281
199,975	Sappi Ltd	1,365,874
110,328	Sasol Ltd	4,321,474
13,800	Sasol Ltd Sponsored ADR	541,788
243,032	Shoprite Holdings Ltd	3,373,779
255,439	Sibanye Gold Ltd *	147,776
166,666	SPAR Group Ltd (The)	2,325,128
2,549,100	Standard Bank Group Ltd	32,308,486
3,025,964	Steinhoff International Holdings NV *	576,753
163,562	Telkom SA SOC Ltd	559,656
172,169	Tiger Brands Ltd	3,351,809
1,384,921	Truworths International Ltd	8,105,477
432,734	Tsogo Sun Holdings Ltd	619,002
178,222	Vodacom Group Ltd	1,532,755
214,768	Wilson Bayly Holmes-Ovcon Ltd	2,190,211

	Total South Africa	260,073,564

	South Korea — 2.5%
71,974	Aekyung Petrochemical Co Ltd	730,355
769,992	BNK Financial Group Inc	5,771,489
3,310	Celltrion Pharm Inc *	238,308
24,501	Cheil Worldwide Inc	424,765
19,747	Chong Kun Dang Pharmaceutical Corp	1,924,062
2,413	CJ ENM Co Ltd	545,937
2,072	Crown Haitai Holdings Co Ltd	26,144
348	Dae Han Flour Mills Co Ltd	55,462
55,165	Daeduck Electronics Co	413,220
4,156	Daihan Pharmaceutical Co Ltd	178,056
58,765	Daishin Securities Co Ltd	643,928
79,434	Daou Data Corp	827,640
156,009	Daou Technology Inc	3,180,227
153,929	DB Insurance Co Ltd	8,849,982
13,203	DGB Financial Group Inc	121,553
2,789	DongKook Pharmaceutical Co Ltd	173,687
29,060	Dongsuh Cos Inc	591,258
74,571	Dongwha Pharm Co Ltd	776,497

Shares	Description	Value ($)
	South Korea — continued
519,194	Dongwon Development Co Ltd	1,951,176
17,913	E-MART Inc	3,451,280
25,053	F&F Co Ltd	2,259,564
12,079	Fila Korea Ltd	452,829
2,331	GOLFZON Co Ltd	84,269
87,842	Grand Korea Leisure Co Ltd	1,905,312
24,639	Green Cross Holdings Corp	678,043
6,148	GS Home Shopping Inc	1,145,305
138,495	Hana Financial Group Inc	5,310,702
18,269	Hankook Tire Co Ltd	765,609
165,854	Hankook Tire Worldwide Co Ltd	2,711,759
5,922	Hansol Paper Co Ltd	110,038
5,108	Hanwha Aerospace Co Ltd *	114,699
8,387	Harim Holdings Co Ltd	80,216
2,250	HLB Inc *	210,081
7,021	Huons Co Ltd	627,102
6,743	Hyundai Corp	173,531
5,599	Hyundai Department Store Co Ltd	500,746
44,491	Hyundai Greenfood Co Ltd	521,676
29,329	Hyundai Home Shopping Network Corp	2,989,857
202,138	Hyundai Hy Communications & Network Co Ltd	742,842
144,949	Hyundai Marine & Fire Insurance Co Ltd	4,842,497
38,193	Hyundai Mobis Co Ltd	7,685,744
3,295	Hyundai Wia Corp	126,211
1,463,115	Industrial Bank of Korea	19,585,336
411,059	JB Financial Group Co Ltd	2,293,682
2,015	Kangnam Jevisco Co Ltd	48,765
221,749	Kangwon Land Inc	5,768,258
198,271	KB Financial Group Inc	9,167,167
426,937	Kia Motors Corp	12,294,912
184,556	Korea Asset In Trust Co Ltd (REIT)	896,976
6,493	Korea Zinc Co Ltd	2,363,946
99,845	Korean Reinsurance Co	933,199
9,500	KT Corp Sponsored ADR	131,195
67,372	KT Hitel Co Ltd *	338,434
72,297	KT Skylife Co Ltd	863,747
132,665	KT&G Corp	12,033,754
105,630	Kwang Dong Pharmaceutical Co Ltd	713,524
87,280	Kyobo Securities Co Ltd	768,441
34,866	Kyungdong Pharm Co Ltd	405,737
180,038	LF Corp	4,294,760
202,258	LG Corp	12,993,633
319,279	LG Electronics Inc	22,011,952
128,971	LOTTE Himart Co Ltd	8,291,305
6,431	LS Corp	387,985
25,123	Maeil Holdings Co Ltd	321,521
31,307	Meritz Fire & Marine Insurance Co Ltd	513,243

56	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
20,094	NHN KCP Corp *	266,071
1,279	Ottogi Corp	832,834
22,493	S&T Motiv Co Ltd	650,779
71,503	Samjin Pharmaceutical Co Ltd	3,539,399
29,592	Samsung Card Co Ltd	936,870
16,407	Samsung Engineering Co Ltd *	248,172
11,356	Samsung SDS Co Ltd	2,474,462
74,706	Seohan Co Ltd	143,515
11,140	Shinhan Financial Group Co Ltd	437,545
1,815	Shinsegae Inc	529,152
20,485	Sindoh Co Ltd	944,138
38,268	SK Holdings Co Ltd	9,044,663
470,184	SK Hynix Inc	35,066,196
12,854	SK Innovation Co Ltd	2,228,401
34,018	SK Networks Co Ltd	136,859
685,141	SK Telecom Co Ltd Sponsored ADR	17,820,517
79,037	SL Corp	1,427,041
6,563	Spigen Korea Co Ltd	306,586
180	Taekwang Industrial Co Ltd	260,161
17,739	Tongyang Life Insurance Co Ltd	104,693
2,447	Unid Co Ltd	110,315
1,363	ViroMed Co Ltd *	290,419
84,258	Woori Bank	1,234,152

	Total South Korea	261,368,070

	Spain — 0.6%
10,910	Aena SME SA	1,929,518
1,221,384	Atlantica Yield Plc	25,203,259
43,406	Ebro Foods SA	934,000
284,698	Ence Energia y Celulosa SA	2,670,205
31,430	Faes Farma SA	137,110
2,093,770	International Consolidated Airlines Group SA	18,793,476
38,539	Naturgy Energy Group SA	1,034,421
6,003	Papeles y Cartones de Europa SA	116,217
442,056	Repsol SA	8,502,010
80,007	Unicaja Banco SA	125,172

	Total Spain	59,445,388

	Sweden — 1.1%
53,593	Alfa Laval AB (a)	1,436,653
52,786	Atlas Copco AB – A Shares	1,504,802
10,344	Bufab AB	121,711
118,492	Electrolux AB – Series B	2,643,980
139,599	Epiroc AB – Class A *	1,450,157
36,123	Granges AB	423,138
44,036	Hemfosa Fastigheter AB	599,092
231,797	Kindred Group Plc SDR	2,850,609
145,182	Klovern AB – B Shares	198,954
4,772	Loomis AB – Class B	153,580

Shares	Description	Value ($)
	Sweden — continued
17,891	Mr. Green & Co AB *	82,914
41,964	Nobina AB	309,444
8,270	Nolato AB – B Shares	584,254
48,633	Oriflame Holding AG	1,415,033
102,671	Resurs Holding AB	750,133
1,166,940	Sandvik AB	20,426,856
133,066	SAS AB *	294,606
18,487	Skandinaviska Enskilda Banken AB	197,358
41,734	SKF AB – B Shares	802,233
148,578	SSAB AB – Series A	647,589
2,102,555	Svenska Cellulosa AB SCA – Class B	24,476,292
228,914	Swedbank AB – A Shares	5,330,111
8,379	Swedish Orphan Biovitrum AB *	267,024
129,877	Swedish Match AB	6,943,034
39,741	Volvo AB – A Shares	685,433
2,407,187	Volvo AB – B Shares	41,468,354

	Total Sweden	116,063,344

	Switzerland — 1.5%
12,612	ALSO Holding AG (Registered) *	1,500,892
4,534	Ascom Holding AG (Registered)	89,392
23,654	BKW AG	1,677,865
9,609	Bobst Group SA (Registered)	823,252
1,186	Bossard Holding AG (Registered) – A Shares	244,865
5,616	Bucher Industries AG (Registered)	1,967,782
3,648	Galenica AG *	216,309
136,303	GAM Holding AG *	1,052,573
11,274	Georg Fischer AG (Registered)	14,756,550
390	Gurit Holding AG	332,529
464	Helvetia Holding AG (Registered)	278,447
2,133	Inficon Holding AG (Registered) *	1,085,199
9,168	Kardex AG (Registered) *	1,643,198
16,729	Lonza Group AG (Registered) *	5,384,663
195,420	Nestle SA (Registered)	16,381,485
424,837	Novartis AG (Registered)	35,245,374
8,573	Orior AG	758,114
147,265	Roche Holding AG	36,514,882
15,909	Roche Holding AG	3,988,767
156,020	Sika AG (Registered)	23,107,515
61,977	Swiss Re AG	5,576,092
1,962	Zehnder Group AG – Class RG	92,879
7,960	Zurich Insurance Group AG	2,423,259

	Total Switzerland	155,141,883

	Taiwan — 5.4%
302,000	Ability Enterprise Co Ltd	143,001
940,000	AcBel Polytech Inc	619,727
170,000	Actron Technology Corp	553,945
488,000	Advantech Co Ltd	3,322,890

See accompanying notes to the financial statements.	57

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
1,934,000	Alpha Networks Inc	1,110,939
225,000	Altek Corp	231,244
607,000	AmTRAN Technology Co Ltd *	254,952
400,000	Arcadyan Technology Corp	783,109
552,000	Asia Pacific Telecom Co Ltd *	131,595
813,000	Asia Vital Components Co Ltd	775,094
4,750,799	Asustek Computer Inc	40,484,757
1,970,000	Catcher Technology Co Ltd	24,141,429
3,975,000	Cathay Financial Holding Co Ltd	6,813,189
3,468,000	Chailease Holding Co Ltd	11,798,389
259,000	Chaun-Choung Technology Corp	808,840
333,660	Chicony Electronics Co Ltd	702,233
464,310	Chicony Power Technology Co Ltd	668,238
1,159,000	Chin-Poon Industrial Co Ltd	1,432,828
566,000	China Motor Corp	475,209
206,000	Chlitina Holding Ltd	1,843,590
254,000	Chong Hong Construction Co Ltd	673,068
4,847,000	Chunghwa Telecom Co Ltd	17,131,174
59,100	Chunghwa Telecom Co Ltd Sponsored ADR	2,079,729
122,000	Cleanaway Co Ltd	720,893
3,373,000	Coretronic Corp	6,345,751
20,473,000	CTBC Financial Holding Co Ltd	14,397,522
744,000	CTCI Corp	1,139,789
50,000	Cyberlink Corp	120,977
61,000	Depo Auto Parts Ind Co Ltd	149,929
102,000	Dynapack International Technology Corp	133,182
1,053,000	Elan Microelectronics Corp	1,860,692
96,800	Elite Advanced Laser Corp	234,070
642,000	Elitegroup Computer Systems Co Ltd *	333,476
612,000	Everlight Electronics Co Ltd	633,369
505,000	Far Eastern Department Stores Ltd	287,810
829,000	Far Eastern New Century Corp	965,588
3,231,000	Far EasTone Telecommunications Co Ltd	7,706,850
461,000	Farglory Land Development Co Ltd	472,813
177,000	Feng TAY Enterprise Co Ltd	1,073,558
1,676,000	Formosa Chemicals & Fibre Corp	6,716,458
941,000	Formosa Petrochemical Corp	3,864,028
2,535,000	Formosa Plastics Corp	9,293,009
6,937,000	Foxconn Technology Co Ltd	17,637,131
11,963,000	Fubon Financial Holding Co Ltd	19,834,071
317,000	Gemtek Technology Corp	235,904
7,644,000	Gigabyte Technology Co Ltd	13,042,790
8,844,000	Grand Pacific Petrochemical	8,529,390
20,000	Grape King Bio Ltd	141,504
3,069,000	Great Wall Enterprise Co Ltd	4,176,677
442,000	Greatek Electronics Inc	752,429
771,000	Green Seal Holding Ltd	872,213

Shares	Description	Value ($)
	Taiwan — continued
3,270,000	Highwealth Construction Corp	5,312,459
155,000	Hiroca Holdings Ltd	464,173
2,074,000	Holtek Semiconductor Inc	5,721,883
11,637,663	Hon Hai Precision Industry Co Ltd	30,572,562
598,000	Huaku Development Co Ltd	1,268,681
667,000	IEI Integration Corp *	825,487
2,096,000	Innolux Corp	781,484
85,000	International Games System Co Ltd	421,029
5,788,000	Inventec Corp	5,194,986
107,000	Iron Force Industrial Co Ltd	290,860
555,000	ITEQ Corp	1,198,442
47,000	King Slide Works Co Ltd	598,303
430,000	Kinik Co	917,109
125,000	Kung Long Batteries Industrial Co Ltd	588,392
75,000	Lion Travel Service Co Ltd	227,259
1,888,000	Lite-On Semiconductor Corp	2,153,860
238,000	Makalot Industrial Co Ltd	1,234,010
26,000	MediaTek Inc	213,001
3,955,776	Mercuries Life Insurance Co Ltd *	2,054,344
151,000	Merida Industry Co Ltd	725,240
597,000	Micro-Star International Co Ltd	2,063,726
3,299,000	Mitac Holdings Corp	3,815,702
7,178,000	Nan Ya Plastics Corp	19,974,978
324,000	Nanya Technology Corp	736,529
4,325,000	Novatek Microelectronics Corp	21,206,736
74,000	Nuvoton Technology Corp	135,309
92,000	On-Bright Electronics Inc	634,848
3,373,445	OptoTech Corp	2,507,338
7,379,000	Pegatron Corp	15,904,474
677,000	Phison Electronics Corp	5,604,622
13,594,566	Pou Chen Corp	14,989,364
257,808	Powertech Technology Inc	764,739
4,149,000	Quanta Computer Inc	7,138,403
810,000	Quanta Storage Inc	682,950
10,322,020	Radiant Opto-Electronics Corp	22,672,456
2,334,000	Realtek Semiconductor Corp	11,327,717
590,000	Rechi Precision Co Ltd	576,834
905,400	Ruentex Development Co Ltd	1,019,578
2,816,000	Ruentex Industries Ltd	5,777,026
502,000	Sercomm Corp	882,487
672,000	Sheng Yu Steel Co Ltd	471,057
268,000	Shin Zu Shing Co Ltd	779,967
67,000	Sigurd Microelectronics Corp	76,035
901,400	Simplo Technology Co Ltd	6,606,051
365,000	Sinbon Electronics Co Ltd	1,036,100
551,000	Sitronix Technology Corp	1,738,012
416,000	Soft-World International Corp	980,921
141,000	Standard Chemical & Pharmaceutical Co Ltd	146,438
2,755,000	Sunplus Technology Co Ltd	1,256,793

58	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
853,000	Syncmold Enterprise Corp	1,629,073
313,000	Synnex Technology International Corp	418,930
126,000	TaiDoc Technology Corp	710,351
2,015,000	Taiwan Semiconductor Co Ltd	4,822,124
4,345,000	Taiwan Semiconductor Manufacturing Co Ltd	36,405,402
886,823	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	38,665,483
843,000	Taiwan Surface Mounting Technology Corp	906,771
665,000	Teco Electric and Machinery Co Ltd	487,088
353,000	Tong Hsing Electronic Industries Ltd	972,071
534,000	TOPBI International Holdings Ltd	1,708,195
1,000,188	Topco Scientific Co Ltd	2,541,005
560,000	Transcend Information Inc	1,354,914
1,065,000	Tripod Technology Corp	3,287,540
668,000	TXC Corp	775,679
3,167,000	Uni-President Enterprises Corp	8,013,742
2,077,000	United Integrated Services Co Ltd	4,192,129
587,000	United Microelectronics Corp	332,737
176,000	Wah Lee Industrial Corp	317,625
694,000	Walsin Lihwa Corp	491,039
1,477,000	Waterland Financial Holdings Co Ltd	509,845
154,798	Wistron NeWeb Corp	345,771
660,000	Youngtek Electronics Corp	1,008,160
2,244,000	Yuanta Financial Holding Co Ltd	1,137,000
148,000	Yulon Finance Corp	496,523

	Total Taiwan	562,450,993

	Thailand — 1.5%
1,629,800	Advanced Info Service Pcl (Foreign Registered)	10,060,452
1,595,300	Amata Corp Pcl (Foreign Registered)	1,038,730
3,194,000	AP Thailand Pcl (Foreign Registered)	917,575
2,620,700	AP Thailand Pcl NVDR	752,876
151,500	Bangkok Bank Pcl (Foreign Registered) (d)	962,791
2,307,400	Central Pattana Pcl (Foreign Registered)	5,815,676
317,800	Central Pattana Pcl NVDR	800,997
1,058,200	Com7 PCL NVDR	621,171
511,200	Delta Electronics Thailand Pcl (Foreign Registered)	1,089,506
759,800	Glow Energy Pcl (Foreign Registered)	2,182,038
564,100	Glow Energy Pcl NVDR	1,620,014
1,243,000	Hana Microelectronics Pcl (Foreign Registered)	1,463,840
6,688,500	Home Product Center PCL NVDR	2,982,984
5,081,600	Indorama Ventures Pcl NVDR	9,320,623
3,195,800	Intouch Holdings Pcl NVDR	5,420,361

Shares	Description	Value ($)
	Thailand — continued
289,300	KCE Electronics Pcl (Foreign Registered)	400,612
5,220,500	LPN Development Pcl (Foreign Registered)	1,579,703
567,500	LPN Development Pcl NVDR	171,723
464,800	MC Group Pcl (Foreign Registered)	186,044
922,900	MC Group Pcl NVDR	369,405
400,500	Mega Lifesciences Pcl (Foreign Registered)	431,592
540,500	Mega Lifesciences Pcl NVDR	582,460
418,800	Pruksa Holding Pcl (Foreign Registered)	258,447
1,757,100	Pruksa Holding Pcl NVDR	1,084,330
715,100	PTT Exploration & Production Pcl (Foreign Registered)	3,115,709
150,400	PTT Exploration & Production Pcl NVDR	655,297
1,315,300	PTT Global Chemical Pcl (Foreign Registered)	3,287,372
5,717,800	PTT Global Chemical Pcl NVDR	14,290,681
14,330,000	PTT Pcl (Foreign Registered)	23,007,416
6,867,100	PTT Pcl NVDR	11,025,563
8,215,100	Quality Houses Pcl (Foreign Registered)	868,553
12,413,700	Quality Houses Pcl NVDR	1,312,455
794,400	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	1,268,202
772,200	Ratchaburi Electricity Generating Holding Pcl NVDR	1,232,761
31,718,900	Sansiri Pcl (Foreign Registered)	1,561,107
3,137,400	SC Asset Corp Pcl (Foreign Registered)	339,455
961,500	Siam Cement Pcl (The) (Foreign Registered)	13,282,510
9,771,000	Star Petroleum Refining Pcl NVDR	4,449,287
2,530,300	Star Petroleum Refining Pcl (Foreign Registered)	1,152,189
1,658,625	Supalai Pcl (Foreign Registered)	1,226,416
2,061,000	Supalai Pcl NVDR	1,523,938
26,821,300	Thai Beverage Pcl	12,106,489
286,700	Thai Oil Pcl (Foreign Registered)	738,256
1,315,400	Thai Oil Pcl NVDR	3,387,168
532,100	Thai Vegetable Oil Pcl (Foreign Registered)	479,667
101,900	Thai Vegetable Oil Pcl NVDR	91,859
4,448,000	Thanachart Capital Pcl (Foreign Registered)	7,306,898
104,800	Thanachart Capital Pcl NVDR	172,159
1,638,600	TTW Pcl (Foreign Registered)	620,709
2,462,500	TTW Pcl NVDR	932,805

	Total Thailand	159,548,871

See accompanying notes to the financial statements.	59

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Turkey — 1.0%
178,389	Aksa Akrilik Kimya Sanayii AS	303,796
1,145,291	Albaraka Turk Katilim Bankas AS	220,012
648,953	Aselsan Elektronik Sanayi Ve Ticaret AS	2,560,788
134,724	Aygaz AS	246,007
443,434	BIM Birlesik Magazalar AS	4,939,677
1,723,159	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	973,690
29,869,903	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	8,365,115
736,522	Enka Insaat ve Sanayi AS	576,163
6,750,926	Eregli Demir ve Celik Fabrikalari TAS	12,189,842
206,994	Ford Otomotiv Sanayi AS	2,111,206
2,601,295	Haci Omer Sabanci Holding AS	2,826,541
1,004,059	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS *	746,973
1,280,685	Is Gayrimenkul Yatirim Ortakligi AS (REIT)	181,590
3,826,541	KOC Holding AS	8,744,688
26,658	Otokar Otomotiv Ve Savunma Sanayi AS	289,776
3,344,628	Petkim Petrokimya Holding AS	2,808,910
8,281,939	Soda Sanayii AS	10,223,997
487,060	TAV Havalimanlari Holding AS	2,450,570
583,638	Tekfen Holding AS	1,823,367
613,247	Trakya Cam Sanayii AS	404,744
351,450	Tupras Turkiye Petrol Rafineriler AS	6,319,009
590,247	Turk Hava Yollari AO *	1,465,866
221,740	Turk Telekomunikasyon AS *	123,548
24,292	Turk Traktor ve Ziraat Makineleri AS	168,520
2,612,559	Turkcell Iletisim Hizmetleri AS	4,204,630
77,800	Turkcell Iletisim Hizmetleri AS ADR	316,646
5,565,331	Turkiye Garanti Bankasi AS	5,057,096
2,787,574	Turkiye Halk Bankasi AS	2,608,626
19,477,520	Turkiye Is Bankasi – Class C	11,860,205
6,823,744	Turkiye Sinai Kalkinma Bankasi AS	791,459
1,142,382	Turkiye Sise ve Cam Fabrikalari AS	1,073,842
3,826,651	Turkiye Vakiflar Bankasi TAO – Class D	2,022,624

	Total Turkey	98,999,523

	United Arab Emirates — 0.1%
130,461	Abu Dhabi Commercial Bank PJSC	252,140
3,059,356	Air Arabia PJSC	841,162
2,419,381	Aldar Properties PJSC	1,270,207
2,221,090	DAMAC Properties Dubai Co PJSC	1,269,182
3,307,412	Dana Gas PJSC	998,391
39,348	DP World Ltd	841,592
659,788	Dubai Investments PJSC	357,259
537,228	Dubai Islamic Bank PJSC	748,606
1,384,638	DXB Entertainments PJSC *	130,379

Shares	Description	Value ($)
	United Arab Emirates — continued
483,056	Emaar Development PJSC *	695,366
1,960,740	Emaar Properties PJSC	2,672,095
460,241	Emirates Telecommunications Group Co PJSC	2,122,424
132,541	First Abu Dhabi Bank PJSC	534,037
1,390,617	RAK Properties PJSC	234,768

	Total United Arab Emirates	12,967,608

	United Kingdom — 3.9%
1,715,924	3i Group Plc	19,980,508
31,563	888 Holdings Plc	95,563
50,460	Ashmore Group Plc	233,004
90,250	Ashtead Group Plc	2,769,464
492,932	AstraZeneca Plc	37,203,429
2,247	AVEVA Group Plc	82,782
463,489	Aviva Plc	2,916,000
149,436	BAE Systems Plc	1,175,909
42,321	Beazley Plc	326,970
144,413	Bellway Plc	5,470,972
285,279	Berkeley Group Holdings Plc (The)	13,494,021
104,868	Bovis Homes Group Plc	1,532,618
734,598	British American Tobacco Plc	35,523,141
39,000	British American Tobacco Plc Sponsored ADR	1,886,820
70,625	Britvic Plc	747,338
38,180	Central Asia Metals Plc	106,347
61,407	Close Brothers Group Plc	1,274,056
63,063	CMC Markets Plc	139,792
446,923	Coca-Cola HBC AG *	15,302,686
63,451	Computacenter Plc	1,115,675
41,600	Dart Group Plc	528,166
20,800	Diageo Plc Sponsored ADR (b)	2,899,728
10,335	easyJet Plc	204,742
284,793	EI Group Plc *	577,797
768,957	Electrocomponents Plc	7,411,957
1,436,413	Ferrexpo Plc	2,899,529
21,405	Fevertree Drinks Plc	1,034,830
84,871	Galliford Try Plc	1,070,336
8,328	Games Workshop Group Plc	384,889
4,607	GlaxoSmithKline Plc	93,305
811,300	GlaxoSmithKline Plc Sponsored ADR	32,857,650
33,940	Grafton Group Plc	338,303
75,152	Grainger Plc	299,736
10,527	Hostelworld Group Plc	35,625
82,500	HSBC Holdings Plc Sponsored ADR	3,630,825
824,290	IG Group Holdings Plc	9,679,345
384,890	Inchcape Plc	3,457,653
868,166	Indivior Plc *	3,052,275
18,116	Intermediate Capital Group Plc	246,982
29,216	International Personal Finance Plc	83,290
20,177	J Sainsbury Plc	84,933

60	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
88,201	John Laing Group Plc	361,260
52,058	Jupiter Fund Management Plc	283,428
69,405	Land Securities Group Plc (REIT)	826,136
3,378,904	Legal & General Group Plc	11,166,061
10,140,136	Lloyds Banking Group Plc	7,811,145
138,383	McBride Plc	234,002
56,323	Morgan Sindall Group Plc	1,073,379
42,620	N Brown Group Plc	83,503
24,078	Next Plc	1,719,144
287,100	Nomad Foods Ltd *	5,986,035
5,700	Northgate Plc	30,292
45,016	Numis Corp Plc	247,101
48,907	Paragon Banking Group Plc	295,703
1,196,075	Persimmon Plc	37,840,159
325,072	Plus500 Ltd	6,494,319
662,225	QinetiQ Group Plc	2,332,020
9,029	Quilter Plc	16,486
262,341	Reckitt Benckiser Group Plc	22,346,787
162,878	Redrow Plc	1,157,136
132,791	Royal Dutch Shell Plc – Class A	4,318,811
44,700	Royal Dutch Shell Plc – Class A Sponsored ADR	2,915,781
49,600	Royal Dutch Shell Plc – Class B Sponsored ADR (b)	3,342,048
567,966	Royal Mail Plc	3,302,846
49,770	RPS Group Plc	151,663
32,336	Safestore Holdings Plc (REIT)	222,955
42,546	Savills Plc	441,792
6,363	Schroders Plc	254,217
176,039	Segro Plc (REIT)	1,505,125
274,400	Shire Plc ADR	48,094,088
6,021	Smiths Group Plc	126,063
12,555	Softcat Plc	138,373
93,216	Spectris Plc	2,849,819
18,686	St Modwen Properties Plc	95,590
203,686	Stock Spirits Group Plc	510,029
174,349	Tate & Lyle Plc	1,517,700
397,051	Taylor Wimpey Plc	863,706
118,375	TUI AG	2,185,011
12,871	UDG Healthcare Plc	123,097
320,378	Unilever Plc	18,256,655
356,410	Vesuvius Plc	2,871,318
17,544	Virgin Money Holdings UK Plc	86,968
547,022	William Hill Plc	1,827,684

	Total United Kingdom	408,554,426

	United States — 9.7%
73,251	3M Co. (a)	15,450,101
167,957	Abbott Laboratories (a)	11,226,246
145,055	Accenture Plc – Class A	24,524,449
250,900	Aetna, Inc.	50,247,743

Shares	Description	Value ($)
	United States — continued
9,298	Allergan Plc (c)	1,782,519
41,657	Alphabet, Inc. – Class C * (a)	50,746,141
198,193	American Express Co.	21,004,494
71,377	Amphenol Corp. – Class A (b)	6,750,837
177,900	Andeavor (a)	27,181,341
80,666	Anthem, Inc. (b)	21,354,710
237,052	Apple, Inc. (b)	53,960,147
155,349	Avista Corp. (b)	7,970,957
41,381	Becton Dickinson and Co. (b)	10,836,442
134,540	Bemis Co., Inc. (b)	6,630,131
376,300	CA, Inc.	16,481,940
242,600	Cars.com, Inc. * (b)	6,528,366
477,071	Cisco Systems, Inc. (b)	22,789,682
282,454	Coca-Cola Co. (The)	12,588,975
233,031	Cognizant Technology Solutions Corp. – Class A	18,276,621
15,426	Colgate-Palmolive Co. (a) (c)	1,024,441
109,322	Costco Wholesale Corp.	25,486,238
1,148,797	EveryWare Global, Inc. (e)	4,652,628
150,100	Express Scripts Holding Co. *	13,211,802
80,516	Facebook, Inc. – Class A *	14,149,077
58,898	Honeywell International, Inc.	9,368,316
190,135	Johnson & Johnson	25,609,283
191,093	KLX, Inc. *	14,110,307
533,476	LaSalle Hotel Properties (REIT)	18,730,342
2	Lennar Corp. (b)	103
5,800	Lumentum Holdings, Inc. * (b)	393,820
83,200	Macquarie Infrastructure Corp. (b)	3,913,728
36,224	Mastercard, Inc. – Class A	7,808,445
266,848	Medtronic Plc	25,726,816
315,808	Merck & Co., Inc.	21,661,271
446,008	Microsoft Corp.	50,100,079
478,785	NxStage Medical, Inc. *	13,568,767
1,960,195	OneMarket Ltd. *	1,480,812
824,561	Oracle Corp.	40,057,173
40,310	PepsiCo, Inc. (b)	4,515,123
126,089	Philip Morris International, Inc.	9,821,072
458,100	Pinnacle Foods, Inc.	30,427,002
339,599	QUALCOMM, Inc.	23,333,847
405,400	Rockwell Collins, Inc.	55,114,130
86,800	Sanchez Energy Corp. * (b)	228,284
33,646	Stryker Corp. (a) (b)	5,700,642
58,884	Tenet Healthcare Corp. * (b)	1,985,568
94,631	Teradata Corp. * (a)	3,924,347
16,007	Tesla, Inc. * (b) (c)	4,828,672
144,872	Texas Instruments, Inc. (b)	16,283,613
205,705	TJX Cos., Inc. (The)	22,621,379
940,610	Twenty-First Century Fox, Inc. – Class B (c)	42,233,389
119,077	UnitedHealth Group, Inc.	31,967,411
133,927	United Technologies Corp.	17,638,186
386,891	US Bancorp	20,934,672

See accompanying notes to the financial statements.	61

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United States — continued
80,700	Visa, Inc. – Class A (a)	11,854,023
373,235	Wells Fargo & Co.	21,826,783
24,288	Williams Cos, Inc. (The) (c)	718,682
90,956	XL Group Ltd.	5,219,965

	Total United States	1,008,562,080

	TOTAL COMMON STOCKS (COST $6,639,599,467)	6,657,980,528

	PREFERRED STOCKS (f) — 1.1%

	Brazil — 0.3%
527,934	Banco Bradesco SA	3,678,468
510,300	Banco do Estado do Rio Grande do Sul SA – Class B	1,835,431
1,528,200	Braskem SA – Class A	22,215,198
594,775	Centrais Eletricas Brasileiras SA – Class B *	2,643,055
1,265,300	Cia Energetica de Minas Gerais	2,317,433
4,939	Companhia Energetica de Minas Gerais Sponsored ADR	8,841

	Total Brazil	32,698,426

	Germany — 0.2%
36,050	Bayerische Motoren Werke AG	3,023,053
3,025	Draegerwerk AG & Co KGaA	244,156
49,769	Henkel AG & Co KGaA	6,352,332
21,599	RWE AG	450,793
7,959	Sixt SE	665,088
24,548	Volkswagen AG	4,012,806

	Total Germany	14,748,228

	Russia — 0.1%
76,389	Bashneft PJSC	1,914,860
3,650,500	Sberbank of Russia PJSC	8,661,656
1,135,300	Surgutneftegas OJSC *	630,063
1,230	Transneft PJSC	2,599,852

	Total Russia	13,806,431

	South Korea — 0.5%
1,171	Hyundai Motor Co	82,396
2,023	Hyundai Motor Co 2nd Preference	155,549
96,668	LG Electronics Inc	2,690,977
1,139,074	Samsung Electronics Co Ltd	40,586,665
5,004	Samsung Electronics Co Ltd GDR	4,409,975

	Total South Korea	47,925,562

	Taiwan — 0.0%
220,277	CTBC Financial Holding Co Ltd	445,387

	TOTAL PREFERRED STOCKS (COST $112,899,144)	109,624,034

Shares / Par Value†		Description	Value ($)
		RIGHTS/WARRANTS — 0.0%

		Brazil — 0.0%
	131,971	Oi SA ADR * (g)	436,824

		Canada — 0.0%
	449,600	Alignvest Acquisition II Corp * (e)	137,808

		Thailand — 0.0%
	174,750	Supalai Pcl *	106,246
	421,725	Supalai Public Co *	256,411

		Total Thailand	362,657

		United States — 0.0%
	2,616,810	Media General, Inc. CVR * (e)	130,841

		TOTAL RIGHTS/WARRANTS (COST $884,049)	1,068,130

		INVESTMENT FUNDS — 0.3%

		United States — 0.3%
	823,592	iShares MSCI Emerging Markets ETF	35,554,467

		TOTAL INVESTMENT FUNDS (COST $36,272,848)	35,554,467

		DEBT OBLIGATIONS — 30.9%

		Italy — 0.0%
		Corporate Debt — 0.0%
	1,243,000	Intesa Sanpaolo SPA, 144A, 3.88%, due 07/14/27	1,067,255
	3,977,000	Intesa Sanpaolo SPA, 144A, 4.38%, due 01/12/48	3,045,573

		Total Corporate Debt	4,112,828

		Total Italy	4,112,828

		Jamaica — 0.1%
		Corporate Debt — 0.1%
	2,530,000	Digicel Ltd, 144A, 6.00%, due 04/15/21	2,363,298
	4,679,000	Digicel Ltd, Reg. S, 6.75%, due 03/01/23	3,942,058

		Total Jamaica	6,305,356

		Japan — 3.5%
		Foreign Government Obligations — 3.5%
JPY	5,100,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/18/18	45,902,387
JPY	13,140,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/25/18	118,269,106
JPY	11,100,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/01/18	99,909,890
JPY	5,533,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/09/18	49,803,374
JPY	2,365,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/15/18	21,288,236

62	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†		Description	Value ($)
		Japan — continued
		Foreign Government Obligations — continued
JPY	3,315,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/19/18	29,843,861

		Total Foreign Government Obligations	365,016,854

		Total Japan	365,016,854

		Luxembourg — 0.1%
		Bank Loans — 0.1%
	6,273,787	SkillSoft Corp., 1st Lien Term Loan, 6.83%, due 04/28/21 (e)	6,069,889

		Puerto Rico — 0.2%
		Asset-Backed Securities — 0.1%
	720,000	Government Development Bank for Puerto Rico, 4.70%, due 05/01/16	304,200
	20,000	Government Development Bank for Puerto Rico, 3.88%, due 02/01/17	8,250
	630,000	Government Development Bank for Puerto Rico, 4.15%, due 08/01/17	259,875
	790,000	Government Development Bank for Puerto Rico, 4.38%, due 02/01/19	327,850
	60,000	Government Development Bank for Puerto Rico, 4.50%, due 08/01/19	25,350
	69,000	Government Development Bank for Puerto Rico, 5.40%, due 08/01/19	29,153
	2,666,000	Government Development Bank for Puerto Rico, 5.50%, due 08/01/20	1,126,385
	1,315,000	Government Development Bank for Puerto Rico, 4.90%, due 08/01/21	555,587
	2,110,000	Government Development Bank for Puerto Rico, 5.00%, due 08/01/23	891,475
	240,000	Government Development Bank for Puerto Rico, 5.75%, due 08/01/25	103,200
	714,000	Government Development Bank for Puerto Rico, 5.75%, due 08/01/25	307,020
	2,529,600	Puerto Rico Commonwealth Government Employees Retirement System – Class A, 6.20%, due 07/01/42	828,444
	587,400	Puerto Rico Commonwealth Government Employees Retirement System – Class A, 6.20%, due 07/01/39	192,373

		Total Asset-Backed Securities	4,959,162

		Municipal Obligations — 0.1%
	3,197,940	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/44	3,046,038
	11,381,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/47	10,712,366
	1,000,000	Puerto Rico Public Buildings Authority, 5.00%, due 07/01/32 (h)	547,500
	1,500,000	Puerto Rico Public Buildings Authority, 5.25%, due 07/01/33 (h)	821,250

		Total Municipal Obligations	15,127,154

		Total Puerto Rico	20,086,316

Par Value†	Description	Value ($)
	Spain — 0.0%
	Bank Loans — 0.0%
747,226	Abengoa S.A., Term Loan Escrow, 7.00%, due 03/31/21 (e)	792,059
1,610,616	Abengoa S.A., NM Term Loan A, 7.00%, due 03/31/21 (e)	1,695,174
588,378	ABG Orphan Holdco S.a r.l., Term Loan Escrow 2, 7.00%, due 03/31/21 (e)	623,681
362,829	ABG Orphan Holdco S.a r.l., USD Facility 1A Escrow Tranche, 7.00%, due 03/31/21 (e)	384,599

	Total Bank Loans	3,495,513

	Corporate Debt — 0.0%
693,668	ABG Orphan Holdco S.a r.l., 144A, 14.00%, due 02/28/21 (e)	735,287
717,176	ABG Orphan Holdco S.a r.l., 144A, 14.00%, due 02/28/21 (e)	756,621

	Total Corporate Debt	1,491,908

	Total Spain	4,987,421

	United States — 27.0%
	Asset-Backed Securities — 3.7%
3,020,551	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 2.40%, due 01/25/23	2,965,900
848,730	AMMC CLO 21 Ltd., Series 17-21A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.20%, due 11/02/30	849,729
3,576,000	AMMC CLO XI Ltd., Series 12-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 04/30/31	3,575,414
2,873,770	AMMC CLO XII Ltd., Series 13-12A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 11/10/30	2,873,738
1,163,877	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.29%, due 07/24/29	1,166,691
1,986,564	AMMC CLO XIV Ltd., Series 14-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.29%, due 07/25/29	1,990,364
435,533	Anchorage Capital CLO Ltd., Series 15-6A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.24%, due 07/15/30	436,066
1,135,362	Anchorage Capital CLO Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 10/13/30	1,135,344
2,620,640	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 04/15/31	2,616,486
1,192,000	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 04/20/31	1,191,982

See accompanying notes to the financial statements.	63

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
3,261,771	Apidos CLO XVI, Series 13-16A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.98%, 3.32%, due 01/19/25	3,263,484
1,043,000	Ares XXXIIR CLO Ltd., Series 14-32RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.96%, due 05/15/30	1,042,992
1,321,220	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.91%, due 11/17/27	1,321,209
894,000	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 07/26/31	893,937
936,792	Avery Point III CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.45%, due 01/18/25	937,036
1,546,351	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.44%, due 04/25/26	1,546,771
13,139,221	B&M CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.73%, 3.07%, due 04/16/26	13,097,556
3,244,500	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.50%, due 07/20/25	3,245,133
848,730	Bain Capital Credit CLO, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.15%, due 07/20/30	848,649
522,445	Ballyrock CLO LLC, Series 13-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.18%, 3.50%, due 05/20/25	522,615
953,600	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.06%, due 04/15/30	953,569
1,879,573	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.57%, 2.63%, due 04/25/36	1,870,208
735,566	Benefit Street Partners CLO III Ltd., Series 13-IIIA, Class X,, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.20%, due 07/20/29	736,048
425,714	Black Diamond CLO Ltd., Series 17-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.34%, due 04/24/29	426,374
1,913,146	BlueMountain CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.89%, 3.23%, due 10/29/25	1,912,195

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
1,564,500	BlueMountain CLO Ltd., Series 15-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.90%, due 04/20/30	1,564,477
1,043,000	BlueMountain CLO Ltd., Series 15-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 04/20/31	1,042,984
1,094,485	Brookside Mill CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 01/17/28	1,094,469
1,540,234	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.04%, due 07/15/31	1,540,211
2,980,000	Carlyle Global Market Strategies CLO Ltd., Series 14-2RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.01%, due 05/15/31	2,979,973
1,018,476	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 04/22/30	1,018,248
2,942,264	CBAM Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.04%, due 10/17/29	2,942,220
944,919	CBAM Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.15%, due 07/20/30	945,039
4,950,925	CBAM Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 01/15/31	4,950,856
2,384,000	Cent CLO, Series C17A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 04/30/31	2,383,807
10,000,000	Cent CLO 22 Ltd., Series 14-22A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.41%, 3.75%, due 11/07/26	10,011,300
2,121,825	CIFC Funding II Ltd., Series 13-2A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.98%, due 10/18/30	2,121,526
953,600	CIFC Funding III Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.15%, due 07/20/30	954,077
2,724,870	CIFC Funding IV Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 10/24/30	2,725,707
9,349,998	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	3,178,999
2,011,500	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 04/20/31	2,011,470
721,645	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.49%, due 01/16/26	721,843

64	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
2,084,675	Dryden 30 Senior Loan Fund, Series 13-30A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.91%, due 11/15/28	2,084,658
312,710	Dryden XXVIII Senior Loan Fund, Series 13-28A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.06%, due 08/15/30	312,740
1,131,640	Elevation CLO Ltd., Series 14-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 10/15/29	1,131,623
813,366	Galaxy XV CLO Ltd., Series 13-15A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 10/15/30	815,675
2,939,273	Galaxy XX CLO Ltd., Series 15-20A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 04/20/31	2,938,427
1,583,274	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.92%, due 05/16/31	1,583,068
14,759,538	GCO Education Loan Funding Master Trust-II, Series 07-1A, Class A6L, 144A, Variable Rate, 3 mo. LIBOR + 0.11%, 2.42%, due 11/25/26	14,705,046
733,080	GCO Education Loan Funding Trust, Series 06-1, Class A9L, Variable Rate, 3 mo. LIBOR + 0.16%, 2.47%, due 05/25/26	729,687
2,527,577	Goldentree Loan Management US CLO 2 Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 11/28/30	2,527,110
1,563,450	Goldentree Loan Opportunities XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.93%, due 01/18/31	1,563,192
1,584,296	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 01/27/31	1,583,979
680,269	Halcyon Loan Advisors Funding Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.49%, due 04/15/25	680,298
453,817	Halcyon Loan Advisors Funding Ltd., Series 13-1X, Class A1, Reg. S, 3 mo. LIBOR + 1.15%, 3.49%, due 04/15/25	453,837
4,969,657	Halcyon Loan Advisors Funding Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.13%, 3.46%, due 04/18/26	4,970,685
1,528,740	Highbridge Loan Management Ltd., Series 6A-2015, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 02/05/31	1,528,722

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
565,820	Highbridge Loan Management Ltd., Series 3A-2014, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.13%, due 07/18/29	566,097
707,275	Highbridge Loan Management Ltd., Series 13-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 10/20/29	707,264
5,613,321	Higher Education Funding I, Series 05-1, Class A5, Variable Rate, 3 mo. LIBOR + .16%, 2.47%, due 02/25/32	5,607,257
2,065,140	ICG US CLO Ltd., Series 14-2A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.89%, due 01/15/31	2,065,111
1,414,550	Jamestown CLO X Ltd., Series 17-10A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.25%, due 07/17/29	1,416,154
765,452	KeyCorp Student Loan Trust, Series 00-A, Class A2, Variable Rate, 3 mo. LIBOR + 0.32%, 2.63%, due 05/25/29	762,590
886,485	KeyCorp Student Loan Trust, Series 06-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.31%, 2.65%, due 09/27/35	886,573
3,417,412	KeyCorp Student Loan Trust, Series 99-B, Class CTFS, Variable Rate, 3 mo. LIBOR + 0.90%, 3.21%, due 11/25/36	3,421,839
181,902	KeyCorp Student Loan Trust, Series 05-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.34%, 2.68%, due 06/27/38	181,889
615,502	KeyCorp Student Loan Trust, Series 04-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.53%, 2.87%, due 01/27/42	615,736
1,698,600	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.05%, due 04/20/31	1,698,573
893,400	KKR CLO Ltd., Series 9, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.29%, due 07/15/30	894,497
1,711,461	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 04/20/31	1,711,436
1,206,090	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.30%, due 07/20/30	1,208,736
792,115	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.31%, due 02/25/30	778,831

See accompanying notes to the financial statements.	65

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
169,010	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.31%, due 09/25/30	168,829
4,444,484	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 2.33%, due 06/25/37	4,382,704
3,015,760	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 04/19/30	3,015,374
1,827,426	Magnetite IX Ltd., Series 14-9A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.34%, due 07/25/26	1,828,270
5,215,000	Marathon CLO VI Ltd., Series 14-6A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.04%, due 05/13/28	5,214,948
6,648,835	Montana Higher Education Student Assistance Corp., Series 12-1, Class A2, Variable Rate, 1 mo. LIBOR + 1.00%, 3.08%, due 05/20/30	6,707,129
12,970,977	Montana Higher Education Student Assistance Corp., Series 05-1, Class B, Variable Rate, 3 mo. LIBOR + 0.12%, 2.44%, due 06/20/30	12,957,228
552,093	Morgan Stanley Dean Witter Capital I Trust, Series 01-TOP3, Class E, 144A, Variable Rate, 7.86%, due 07/15/33	583,237
1,697,460	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 01/16/31	1,697,603
12,762,000	Mountain View CLO Ltd., Series 14-1A, Class ARR, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.14%, due 10/15/26	12,738,646
1,621,819	Mountain View CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 10/12/30	1,621,793
18,472	National Collegiate Student Loan Trust, Series 06-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.25%, 2.31%, due 03/27/28	18,469
13,145,101	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 2.29%, due 03/26/29	12,894,809
3,504,298	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + 0.24%, 2.30%, due 07/25/30	3,456,130

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
252,873	Nationslink Funding Corp. Commercial Loan Pass Through Certificate, Series 99-LTL1, Class D, 144A, 6.45%, due 01/22/26	256,141
813,132	Navient Private Education Loan Trust, Series 14-CTA, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.70%, 2.76%, due 09/16/24	814,063
3,129,000	Navient Student Loan Trust, Series 16-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 3.11%, due 06/25/65	3,160,149
781,775	Neuberger Berman CLO XV, Series 13-15A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 10/15/29	781,666
1,013,945	Neuberger Berman CLO XVII Ltd., Series 14-17A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.35%, due 04/22/29	1,015,500
1,302,328	Newcastle CDO V Ltd., Series 04-5A, Class 3, 144A, Variable Rate, 3 mo. LIBOR + .90%, 2.20%, due 12/24/39	1,300,587
16,108,527	Ocean Trails CLO IV, Series 13-4A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.24%, due 08/13/25	16,108,671
679,440	Octagon Investment Partners XII Ltd., Series 12-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + .88%, 3.22%, due 07/15/19	679,479
708,020	Octagon Investment Partners XV Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.14%, due 07/19/30	708,516
1,934,291	Octagon Investment Partners XVII Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 01/25/31	1,934,264
606,236	OFSI Fund V Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.19%, due 08/16/29	606,793
5,948,142	OFSI Fund VI Ltd., Series 14-6A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 03/20/25	5,933,272
893,400	OHA Credit Partners XIV Ltd., Series 17-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.95%, due 01/21/30	893,251
1,556,005	OZLM Funding Ltd., Series 13-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.00%, due 10/22/30	1,555,782
4,172,000	OZLM VI Ltd., Series 14-6A, Class XS, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.04%, due 04/17/31	4,171,937

66	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
720,676	OZLM XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 10/30/30	720,860
9,525,815	Palmer Square Loan Funding Ltd., Series 18-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 04/15/26	9,438,701
2,795,240	Seneca Park CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.46%, due 07/17/26	2,795,438
1,414,550	Shackleton CLO Ltd., Series 13-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 07/15/30	1,414,530
1,192,151	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 3.48%, due 05/15/26	1,192,613
4,835,464	SLC Student Loan Trust, Series 08-2, Class A3, Variable Rate, 3 mo. LIBOR + 0.65%, 2.99%, due 09/15/18	4,835,425
4,895,465	SLM Private Credit Student Loan Trust, Series 07-A, Class A3, Variable Rate, 3 mo. LIBOR + .17%, 2.51%, due 12/15/26	4,894,185
1,933,109	SLM Private Education Loan Trust, Series 14-A, Class A2B, 144A, Variable Rate, 1 mo. LIBOR + 1.15%, 3.21%, due 01/15/26	1,940,737
572,395	SLM Private Education Loan Trust, Series 11-A, Class A2, 144A, 4.37%, due 04/17/28	573,785
3,635,600	SLM Private Education Loan Trust, Series 11-B, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.25%, 4.31%, due 06/16/42	3,731,124
6,081,076	SLM Private Education Loan Trust, Series 11-A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.50%, 4.56%, due 01/15/43	6,212,213
6,187,721	SLM Private Education Loan Trust, Series 10-A, Class 2A, 144A, Variable Rate, 1 mo. LIBOR + 3.25%, 5.31%, due 05/16/44	6,304,469
2,587,440	SLM Private Education Loan Trust, Series 11-C, Class A2B, 144A, 4.54%, due 10/17/44	2,616,638
6,077,607	SLM Student Loan Trust, Series 07-3, Class A3, Variable Rate, 3 mo. LIBOR + 0.04%, 2.38%, due 04/25/19	6,062,235
15,896,871	SLM Student Loan Trust, Series 07-6, Class A4, Variable Rate, 3 mo. LIBOR + .38%, 2.72%, due 10/25/24	15,926,575
1,621,092	South Carolina Student Loan Corp., Series 2005, Class A3, Variable Rate, 3 mo. LIBOR + .14%, 2.44%, due 12/01/23	1,620,768

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
1,034,508	South Carolina Student Loan Corp., Series 10-1, Class A2, Variable Rate, 3 mo. LIBOR + 1.00%, 3.34%, due 07/25/25	1,039,463
1,992,898	Symphony CLO V Ltd., Series 07-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 01/15/24	1,993,550
565,820	Telos CLO, Series 13-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.34%, due 07/17/19	566,352
2,224,800	Telos CLO Ltd., Series 14-6A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.27%, 3.61%, due 01/17/27	2,225,479
2,225,067	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 04/17/28	2,225,031
2,059,585	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 01/17/30	2,059,552
353,875	THL Credit Wind River CLO Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + .90%, 3.25%, due 07/20/30	354,322
1,527,714	THL Credit Wind River CLO Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.92%, due 11/20/30	1,527,705
3,382,300	TICP CLO I-2 Ltd., Series 18-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 2.99%, due 04/26/28	3,382,134
4,410,400	TICP CLO III-2 Ltd., Series 18-3R, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.91%, due 04/20/28	4,410,202
2,980,000	Tryon Park CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.90%, due 04/15/29	2,979,881
1,647,217	Velocity Commercial Capital Loan Trust, Series 15-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 2.43%, 4.49%, due 06/25/45	1,658,146
3,558,820	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.31%, due 05/25/47	3,581,629
924,012	Venture VII CDO Ltd., Series 06-7A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 0.23%, 2.58%, due 01/20/22	922,186
4,853,882	Voya CLO Ltd., Series 13-3A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.05%, 3.38%, due 01/18/26	4,854,760
1,060,912	Voya CLO Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.15%, due 07/20/30	1,060,769

See accompanying notes to the financial statements.	67

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
2,546,190	Voya CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.94%, due 10/15/30	2,546,154
990,850	Voya CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 2.96%, due 04/18/31	990,835
1,792,571	Westchester CLO Ltd., Series 07-1A, Class C, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.19%, due 08/01/22	1,791,122
3,708,000	WhiteHorse Ltd., Series 18-12A, Class X, Variable Rate, 3 mo. LIBOR + 0.75%, 3.18%, due 10/15/31	3,708,000
11,682,652	WhiteHorse VIII Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.24%, due 05/01/26	11,674,790
371,569	Ziggurat CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.24%, due 04/17/29	371,845

	Total Asset-Backed Securities	387,147,469

	Bank Loans — 0.3%
14,527,000	21st Century Oncology Holdings, Inc., Exit Term Loan, 3 mo. LIBOR + 6.13%, 8.47%, due 01/16/23 (e)	13,655,380
2,803,755	Gibson Brands Inc., DIP Term Loan, 11.27%, due 05/01/19 (e)	2,719,643
3,649,044	J.C. Penney Corporation, Inc., 2016 Term Loan B, 6.62%, due 06/23/23 (e)	3,357,120
5,828,200	Murray Energy Corporation, 2018 Term Loan B2, 9.33%, due 10/17/22 (e)	5,478,508
4,112,500	Quorum Health Corp., Term Loan B, 8.83%, due 04/29/22 (e)	4,163,906
3,841,800	Sears Holding Corp., Incremental Term Loan, 9.58%, due 07/20/20 (e)	3,880,218

	Total Bank Loans	33,254,775

	Corporate Debt — 0.4%
2,988,000	CHS/Community Health Systems, Inc., 6.88%, due 02/01/22	1,523,880
2,191,000	CHS/Community Health Systems, Inc., 144A, 8.13%, due 06/30/24	1,802,097
5,461,600	EP Energy LLC / Everest Acquisition Finance, Inc., 144A, 8.00%, due 02/15/25	3,946,006
500,000	Frontier Communications Corp., 9.25%, due 07/01/21	472,500
4,090,600	Frontier Communications Corp., 6.25%, due 09/15/21	3,620,181
3,070,000	Frontier Communications Corp., 8.75%, due 04/15/22	2,471,350
1,491,000	Frontier Communications Corp., 7.13%, due 01/15/23	1,015,744

Par Value†	Description	Value ($)
	United States — continued
	Corporate Debt — continued
3,348,000	Frontier Communications Corp., 11.00%, due 09/15/25	2,561,220
414,000	Frontier Communications Corp., 144A, 8.50%, due 04/01/26	389,491
5,923,000	Gibson Brands, Inc., 144A, 8.88%, due 08/01/18 (h)	5,153,010
4,802,588	iHeartCommunications, Inc., 14.00%, due 02/01/21 (h)	606,327
1,899,000	Momentive Performance Materials, Inc., 4.69%, due 04/24/22	2,054,528
9,517,000	Murray Energy Corp., 144A, 11.25%, due 04/15/21	6,757,070
2,609,000	TRU Taj LLC / TRU Taj Finance, Inc., 144A, 11.00%, due 01/22/19 (e)	2,752,495
10,573,000	TRU Taj LLC / TRU Taj Finance, Inc., 144A, 12.00%, due 08/15/21 (e)	7,401,100
3,085,000	Westmoreland Coal Co., 144A, 8.75%, due 01/01/22	832,950

	Total Corporate Debt	43,359,949

	U.S. Government — 19.4%
165,032,544	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (i)	164,044,069
74,592,907	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (i)	72,272,823
246,250,276	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (i)	243,701,201
274,703,566	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (i)	265,582,550
13,906,080	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/27 (i)	13,458,297
198,883,719	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (i)	193,341,907
208,972,868	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (i)	226,585,906
186,034,027	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (i)	216,732,064
43,050,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.14%, due 10/31/19 (a)	43,076,563
49,100,000	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 2.09%, due 01/31/20 (a)	49,094,713
43,750,000	U.S. Treasury Note, 2.25%, due 03/31/20 (a)	43,514,160
145,250,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.12%, due 04/30/20 (a)	145,271,218
78,000,000	U.S. Treasury Note, 2.38%, due 04/30/20	77,701,407
54,000,000	U.S. Treasury Note, 2.50%, due 05/31/20 (a)	53,886,094

68	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	U.S. Government — continued
55,000,000	U.S. Treasury Note, 2.50%, due 06/30/20 (a)	54,871,094
74,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 2.13%, due 07/31/20 (a)	74,491,460
47,000,000	U.S. Treasury Note, 2.63%, due 07/31/20	46,988,984
40,150,000	U.S. Treasury Note, 2.63%, due 08/31/20	40,137,453

	Total U.S. Government	2,024,751,963

	U.S. Government Agency — 3.2%
28,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.22%, 2.12%, due 11/09/18	28,008,141
10,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.22%, 2.12%, due 02/01/19	10,002,605
64,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.24%, 2.07%, due 11/25/19	63,961,080
62,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.14%, 2.20%, due 12/26/19	62,033,693
28,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.16%, 2.18%, due 02/07/20	28,004,510
24,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.21%, 2.13%, due 02/10/20	23,986,660
42,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.24%, 2.10%, due 04/13/20	42,473,503
64,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR - 0.21%, 2.10%, due 05/22/20	63,979,532
260,927	Government National Mortgage Association, Series 12-H15, Class FA, Variable Rate, 1 mo. LIBOR + 0.45%, 2.55%, due 05/20/62	261,205
5,763,713	Government National Mortgage Association, Series 17-12H, Class FE, Variable Rate, 1 mo. LIBOR + .20%, 2.30%, due 06/20/66	5,754,149
1,781,204	Government National Mortgage Association, Series 17-H05, Class FJ, Variable Rate, 1 mo. LIBOR + 0.27%, 2.37%, due 01/20/67	1,779,393
1,732,933	Government National Mortgage Association, Series 17-H13, Class FJ, Variable Rate, 1 mo. LIBOR + 0.20%, 2.30%, due 05/20/67	1,730,580

	Total U.S. Government Agency	331,975,051

	Total United States	2,820,489,207

	TOTAL DEBT OBLIGATIONS (COST $3,245,848,233)	3,227,067,871

Par Value†		Description	Value ($)
		MUTUAL FUNDS — 0.4%

		United States — 0.4%
	628,800	Altaba, Inc.* (b)	43,733,040

		TOTAL MUTUAL FUNDS (COST $36,597,904)	43,733,040

		SHORT-TERM INVESTMENTS — 4.0%

		Foreign Government Obligations — 1.4%
JPY	1,100,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/22/18	9,901,762
JPY	10,350,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/12/18 (a)	93,174,685
GBP	8,700,000	United Kingdom Treasury Bill, Zero Coupon, due 09/10/18	11,277,696
GBP	22,500,000	United Kingdom Treasury Bill, Zero Coupon, due 11/19/18	29,123,603

		TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST $143,593,198)	143,477,746

		Money Market Funds — 0.1%
	10,938,992	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (j) (k)	10,938,992

		Repurchase Agreements — 1.4%
	149,999,882	Nomura Securities International Inc. Repurchase Agreement, dated 8/31/18, maturing on 9/04/18 with a maturity value of $150,032,382 and an effective yield of 1.95%, collateralized by a U.S. Treasury Note with maturity date 11/15/26 and a market value of $152,918,145.	149,999,882

		TOTAL REPURCHASE AGREEMENTS (COST $149,999,882)	149,999,882

		U.S. Government — 1.0%
	50,490,000	U.S. Treasury Bill, 1.91%, due 11/01/18 (j) (l)	50,326,497
	4,000,000	U.S. Treasury Note, 1.00%, due 11/30/18	3,989,351
	52,350,000	U.S. Treasury Note, 1.38%, due 11/30/18	52,256,811

		Total U.S. Government	106,572,659

		U.S. Government Agency — 0.1%
	5,500,000	Federal Home Loan Banks, Zero Coupon, due 09/10/18	5,498,223

		TOTAL U.S. GOVERNMENT AGENCY (COST $5,497,367)	5,498,223

		TOTAL SHORT-TERM INVESTMENTS (COST $416,640,811)	416,487,502

See accompanying notes to the financial statements.	69

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options — Puts — 0.0%
Mondelez International, Inc.	35.00	09/21/18	3,100	USD	13,243,200	12,400
QUALCOMM, Inc.	50.00	09/21/18	1,200	USD	8,245,200	1,200
Twitter, Inc.	29.00	09/21/18	2,400	USD	8,443,200	14,400
Allergan Plc (c)	180.00	10/19/18	400	USD	7,668,400	77,200
NXP Semiconductors NV (c)	90.00	10/19/18	1,414	USD	13,169,996	332,290
Tesla, Inc. (c)	365.00	10/19/18	180	USD	5,429,880	1,179,000
Texas Instruments, Inc.	110.00	10/19/18	1,766	USD	19,849,840	393,818
Walt Disney Co. (The)	95.00	10/19/18	315	USD	3,528,630	4,095
Colgate-Palmolive Co. (c)	60.00	11/16/18	1,200	USD	7,969,200	54,000
Williams Cos, Inc. (The) (c)	26.00	11/16/18	2,000	USD	5,918,000	44,000
Twenty-First Century Fox, Inc. (c) (g)	40.00	01/18/19	9,406	USD	42,703,240	799,510
Walt Disney Co. (The)	95.00	04/18/19	1,909	USD	21,384,618	263,442

Total Equity Options — Puts						3,175,355

TOTAL PURCHASED OPTIONS (COST $4,676,874)	3,175,355

TOTAL INVESTMENTS — 100.4% (Cost $10,493,419,330)	10,494,690,927

Shares	Description	Value ($)
	SECURITIES SOLD SHORT — (3.3)%

	Common Stocks — (3.3)%
	Brazil — (0.1)%
(335,100)	Pagseguro Digital Ltd – Class A *	(9,681,039)

	Canada — (0.2)%
(70,500)	Agnico Eagle Mines Ltd	(2,433,660)
(102,650)	Algonquin Power & Utilities Corp *	(1,062,428)
(617,600)	Barrick Gold Corp	(6,435,392)
(110,900)	Cameco Corp	(1,154,469)
(266,500)	Enbridge Inc	(9,106,305)

	Total Canada	(20,192,254)

	China — (0.4)%
(205,704)	Alibaba Group Holding Ltd Sponsored ADR *	(36,000,257)

	Denmark — (0.0)%
(2,044)	AP Moller – Maersk A/S – Class A	(2,951,578)

	France — (0.1)%
(62,754)	DBV Technologies SA *	(2,785,582)
(23,091)	Iliad SA *	(2,980,941)
(4,304)	Wendel SA *	(637,249)

	Total France	(6,403,772)

	Germany — (0.2)%
(1,196,151)	Deutsche Bank AG (Registered)	(13,484,753)

Shares	Description	Value ($)
	Germany — continued
(371,655)	thyssenkrupp AG	(8,587,959)

	Total Germany	(22,072,712)

	Israel — (0.0)%
(21,100)	CyberArk Software Ltd *	(1,591,362)

	Italy — (0.2)%
(45,768)	Banco BPM SPA *	(103,233)
(413,476)	Leonardo SPA *	(4,630,512)
(1,934,147)	Saipem SPA *	(10,343,521)

	Total Italy	(15,077,266)

	Japan — (0.5)%
(64,100)	Acom Co Ltd	(261,653)
(52)	Advance Residence Investment Corp (REIT)	(132,777)
(50,000)	Chugoku Electric Power Co Inc (The)	(624,231)
(1,522)	Daiwa House Investment Corp (REIT)	(3,529,769)
(3,100)	FP Corp	(174,558)
(125)	GLP J-Reit	(125,200)
(19,200)	Hokkaido Electric Power Co Inc	(130,877)
(168)	Hulic Reit Inc (REIT)	(246,892)
(1,479)	Invincible Investment Corp (REIT)	(640,650)
(7,800)	Japan Lifeline Co Ltd	(149,372)
(17,500)	Kansai Paint Co Ltd	(345,867)
(4,900)	KDDI Corp	(129,555)
(60,600)	Keikyu Corp	(1,047,138)

70	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
(145,400)	Kyushu Electric Power Co Inc	(1,626,891)
(2,500)	Lawson Inc	(146,591)
(16,000)	Makino Milling Machine Co Ltd	(147,676)
(122,900)	Mitsui OSK Lines Ltd	(3,301,322)
(30,300)	Murata Manufacturing Co Ltd	(5,224,791)
(6,400)	Nifco Inc	(175,579)
(16,700)	Nippon Paint Holdings Co Ltd	(660,101)
(109)	Nomura Real Estate Master Fund Inc (REIT)	(151,852)
(406,400)	Orient Corp	(574,105)
(4,900)	Royal Holdings Co Ltd	(121,458)
(9,400)	Saizeriya Co Ltd	(188,330)
(7,400)	Seibu Holdings Inc	(133,264)
(49,100)	Seven Bank Ltd	(152,912)
(25,900)	Shimano Inc	(3,996,365)
(690,635)	Takeda Pharmaceutical Co Ltd	(28,772,658)
(90)	United Urban Investment Corp (REIT)	(142,015)
(979,360)	Yahoo Japan Corp	(3,363,814)
(15,400)	Yoshinoya Holdings Co Ltd	(259,348)

	Total Japan	(56,677,611)

	Netherlands — (0.0)%
(433,628)	Altice NV *	(1,304,877)

	Singapore — (0.0)%
(232,900)	NetLink NBN Trust	(134,094)
(63,200)	UOL Group Ltd	(318,148)

	Total Singapore	(452,242)

	Spain — (0.1)%
(1,723,272)	Bankia SA	(6,455,519)
(128,274)	Cellnex Telecom SA	(3,289,903)
(171,909)	Ferrovial SA	(3,712,110)

	Total Spain	(13,457,532)

Shares	Description	Value ($)
	Switzerland — (0.1)%
(561,479)	Credit Suisse Group AG (Registered)	(8,407,905)
(98,054)	LafargeHolcim Ltd (Registered) *	(4,769,818)

	Total Switzerland	(13,177,723)

	United Kingdom — (0.1)%
(77,059)	Capita Plc	(148,690)
(2,124,934)	Cobham Plc *	(3,434,448)
(300,904)	GVC Holdings Plc	(4,298,842)
(2,202,087)	Melrose Industries Plc	(6,373,253)

	Total United Kingdom	(14,255,233)

	United States — (1.3)%
(180,519)	Altice USA, Inc. – Class A	(3,234,900)
(36,535)	Cigna Corp.	(6,881,002)
(297,620)	Conagra Brands, Inc.	(10,937,535)
(214,192)	CVS Health Corp.	(16,115,806)
(26,802)	International Flavors & Fragrances, Inc.	(3,492,033)
(91,722)	KLA-Tencor Corp.	(10,659,014)
(30)	Lennar Corp. – A Shares	(1,265)
(282,268)	Marathon Petroleum Corp.	(23,227,834)
(72)	Marvell Technology Group Ltd.	(1,489)
(92,521)	Oclaro, Inc. *	(882,650)
(268,546)	Praxair, Inc.	(42,481,292)
(139,006)	United Technologies Corp.	(18,307,090)

	Total United States	(136,221,910)

	TOTAL COMMON STOCKS (PROCEEDS $349,350,301)	(349,517,368)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $349,350,301)	(349,517,368)
	Other Assets and Liabilities (net) — 2.9%	306,742,750

	TOTAL NET ASSETS — 100.0%	$10,451,916,309

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/05/2018	JPM	AUD	6,240,000	USD	4,612,640	126,891
10/05/2018	MSCI	AUD	92,020,000	USD	67,561,084	1,410,664
10/15/2018	GS	AUD	760,174	USD	561,478	14,982
10/15/2018	MSCI	AUD	26,530,224	USD	19,638,044	565,234
10/15/2018	SSB	AUD	2,488,918	USD	1,842,712	53,407
09/05/2018	MSCI	BRL	63,953,694	USD	17,097,632	1,396,154
10/02/2018	MSCI	BRL	28,932,473	USD	7,007,647	(74,121)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
09/04/2018	GS	CAD	41,069,768	USD	31,340,684	(130,403)
09/11/2018	JPM	CAD	8,992,000	USD	6,946,859	55,645
10/12/2018	BOA	CHF	4,829,862	USD	4,888,121	(110,959)
10/12/2018	MSCI	CHF	102,610,134	USD	104,060,028	(2,145,116)
10/12/2018	SSB	CHF	185,307	USD	187,506	(4,293)
09/19/2018	BCLY	EUR	2,730,000	USD	3,214,125	42,045
09/19/2018	GS	EUR	7,859,000	USD	9,182,399	50,760

See accompanying notes to the financial statements.	71

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
09/19/2018	MSCI	EUR	165,879,952	USD	193,930,478	1,188,927
09/19/2018	SSB	EUR	16,696,056	USD	19,567,094	167,379
09/10/2018	BCLY	GBP	8,700,000	USD	11,705,263	424,096
09/14/2018	JPM	GBP	37,800,000	USD	50,759,125	1,736,729
09/19/2018	BCLY	GBP	1,996,459	USD	2,624,982	35,254
09/19/2018	GS	GBP	18,058,350	USD	23,779,599	355,024
09/19/2018	JPM	GBP	60,685,470	USD	80,677,448	1,958,662
09/19/2018	SSB	GBP	470,822	USD	618,464	7,732
11/19/2018	JPM	GBP	22,500,000	USD	28,719,364	(544,353)
09/07/2018	GS	JPY	1,057,519,452	USD	9,570,000	51,050
09/07/2018	MSCI	JPY	1,152,106,851	USD	10,460,000	89,649
09/18/2018	BCLY	JPY	4,859,218,327	USD	43,890,295	118,831
09/18/2018	GS	JPY	3,458,472	USD	31,232	78
09/18/2018	JPM	JPY	13,920,491,910	USD	126,905,718	1,511,000
09/18/2018	MSCI	JPY	5,100,000,000	USD	46,531,679	591,272
09/18/2018	SSB	JPY	86,550,104	USD	782,462	2,825
09/25/2018	MSCI	JPY	13,140,000,000	USD	120,150,325	1,725,959
10/01/2018	BCLY	JPY	11,100,000,000	USD	100,902,211	819,691
10/09/2018	MSCI	JPY	5,533,000,000	USD	50,337,524	420,475
10/15/2018	JPM	JPY	2,365,000,000	USD	21,149,554	(196,093)
10/22/2018	GS	JPY	1,100,000,000	USD	9,869,011	(64,266)
11/13/2018	JPM	JPY	10,350,000,000	USD	93,961,243	350,686
11/19/2018	JPM	JPY	3,315,000,000	USD	30,222,608	227,614
10/12/2018	BOA	NOK	144,724,782	USD	18,024,931	741,940
10/12/2018	GS	NOK	25,228,402	USD	3,092,260	79,492
09/05/2018	BCLY	NZD	24,230,000	USD	17,018,745	988,173
09/05/2018	JPM	NZD	2,080,000	USD	1,410,529	34,400
09/05/2018	MSCI	NZD	6,330,000	USD	4,308,875	120,946

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/05/2018	MSCI	NZD	32,640,000	USD	21,628,733	29,208
10/12/2018	BCLY	SEK	136,414,718	USD	15,689,726	729,882
10/12/2018	GS	SEK	3,551,273	USD	403,769	14,320
10/12/2018	SSB	SEK	54,036,947	USD	6,172,273	246,341
09/04/2018	BCLY	USD	3,490,000	CAD	4,552,058	(1,833)
09/04/2018	JPM	USD	2,870,000	CAD	3,774,197	22,105
09/04/2018	MSCI	USD	25,331,806	CAD	32,743,513	(240,992)
09/05/2018	MSCI	USD	16,360,023	BRL	63,953,694	(658,524)
09/05/2018	MSCI	USD	21,624,163	NZD	32,640,000	(29,535)
09/07/2018	GS	USD	8,830,000	JPY	988,860,611	70,938
09/07/2018	JPM	USD	14,738,901	JPY	1,615,399,211	(198,360)
09/07/2018	MSCI	USD	6,110,000	JPY	679,418,436	5,585
09/14/2018	BCLY	USD	2,351,962	GBP	1,790,000	(30,531)
09/14/2018	GS	USD	19,841,965	GBP	15,250,000	(64,410)
09/14/2018	JPM	USD	5,021,054	GBP	3,870,000	(2,094)
09/14/2018	MSCI	USD	4,018,309	GBP	3,020,000	(101,705)
09/18/2018	BCLY	USD	11,080,167	JPY	1,214,803,800	(137,307)
09/19/2018	GS	USD	15,631,570	EUR	13,570,469	136,418
09/19/2018	JPM	USD	16,766,444	EUR	14,520,930	105,918
09/19/2018	MSCI	USD	11,550,281	GBP	8,712,251	(249,094)
10/05/2018	BCLY	USD	1,342,747	AUD	1,820,000	(34,403)
10/05/2018	JPM	USD	52,367,149	NOK	426,265,978	(1,476,646)
10/12/2018	BOA	USD	1,700,000	CHF	1,677,244	36,007
11/05/2018	BCLY	USD	78,035,881	SEK	690,137,459	(2,202,517)
12/03/2018	GS	USD	22,657,993	CAD	29,535,827	12,330

						$10,175,163

Reverse Repurchase Agreements

Average balance outstanding	$(6,858,847)
Average interest rate	(1.40)%
Maximum balance outstanding	$(105,632,950)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1,900	Mini MSCI Emerging Markets	September 2018	100,215,500	$(7,438,336)

Sales
9,305	S&P 500 E-Mini	September 2018	1,350,202,025	$(54,588,163)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

72	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
Walt Disney Co. (The)	115.00	04/18/19	(1,561)	USD	(6,151,300)	(944,405)
Equity Options – Puts
Twenty-First Century Fox, Inc. (c)	49.00	10/19/18	(1,370)	USD	(17,486,322)	(616,500)

		TOTAL WRITTEN EQUITY OPTIONS (Premiums $1,184,920)				(1,560,905)

Swap Contracts

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Sears Roebuck Acceptance Corp.	GS	USD	3,631,000	5.00%	27.07%	N/A	12/20/2018	Quarterly	926,914	223,979	(702,935)
Sears Roebuck Acceptance Corp.	GS	USD	1,365,000	0.00%	60.50%	N/A	12/20/2018	At Maturity	—	42,770	42,770
Sears Roebuck Acceptance Corp.	GS	USD	6,000,000	5.00%	27.02%	N/A	12/20/2019	Quarterly	960,000	1,128,166	168,166
Sears Roebuck Acceptance Corp.	MSCI	USD	685,000	0.00%	60.50%	N/A	06/20/2021	Quarterly	—	78,514	78,514
Sears Roebuck Acceptance Corp.	MSCI	USD	685,000	0.00%	60.50%	N/A	12/20/2021	At Maturity	—	82,002	82,002

									$1,886,914	$1,555,431	$(331,483)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2018, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

See accompanying notes to the financial statements.	73

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.37%	3 Month NZD Bank Bill Rate	NZD	68,509,500	09/19/2023	Quarterly	—	(102,512)	(102,512)
2.41%	3 Month NZD Bank Bill Rate	NZD	68,509,500	09/19/2023	Quarterly	—	(180,505)	(180,505)
3 Month NZD Bank Bill Rate	2.37%	NZD	422,286,000	09/19/2023	Quarterly	4,881	618,703	613,822
3 Month NZD Bank Bill Rate	3.16%	NZD	28,006,000	09/19/2028	Quarterly	—	533,598	533,598
3 Month NZD Bank Bill Rate	3.02%	NZD	132,589,000	09/19/2028	Quarterly	(19,648)	1,432,066	1,451,714
3 Month NZD Bank Bill Rate	2.91%	NZD	29,150,000	09/19/2028	Quarterly	—	128,500	128,500
3 Month NZD Bank Bill Rate	2.88%	NZD	29,150,000	09/19/2028	Quarterly	—	81,068	81,068
3 Month NZD Bank Bill Rate	2.93%	NZD	76,675,000	09/19/2028	Quarterly	126,397	427,120	300,723
3 Month NZD Bank Bill Rate	2.92%	NZD	36,927,000	09/19/2028	Quarterly	38,460	184,244	145,784
2.92%	3 Month USD LIBOR	USD	22,735,000	09/20/2028	Quarterly	—	7,395	7,395
2.94%	3 Month USD LIBOR	USD	21,219,000	09/20/2028	Quarterly	—	(29,375)	(29,375)
2.95%	3 Month USD LIBOR	USD	23,578,000	09/20/2028	Quarterly	—	(40,909)	(40,909)
3 Month CAD LIBOR	2.71%	CAD	105,101,000	09/20/2028	Semi-Annual	34,688	610,445	575,757
3 Month CAD LIBOR	2.74%	CAD	36,200,000	09/20/2028	Semi-Annual	—	274,825	274,825
3 Month CAD LIBOR	2.77%	CAD	26,400,000	09/20/2028	Semi-Annual	—	258,380	258,380
3 Month CAD LIBOR	2.76%	CAD	50,772,000	09/20/2028	Semi-Annual	—	460,340	460,340
3 Month CAD LIBOR	2.70%	CAD	17,694,000	09/20/2028	Semi-Annual	—	93,059	93,059
3 Month CAD LIBOR	2.61%	CAD	50,049,000	09/20/2028	Semi-Annual	—	(52,657)	(52,657)
3 Month USD LIBOR	3.04%	USD	37,458,000	09/20/2028	Quarterly	(7,340)	385,188	392,528
3 Month USD LIBOR	2.98%	USD	4,734,000	09/20/2028	Quarterly	—	20,665	20,665
3 Month USD LIBOR	2.99%	USD	56,848,000	09/20/2028	Quarterly	—	175,835	175,835
3 Month USD LIBOR	2.96%	USD	40,754,000	09/20/2028	Quarterly	—	127,879	127,879
3 Month USD LIBOR	3.00%	USD	25,386,000	09/20/2028	Quarterly	—	174,248	174,248
3.02%	3 Month USD LIBOR	USD	10,034,000	09/20/2028	Quarterly	—	(81,189)	(81,189)
1.23%	3 Month SEK STIBOR	SEK	169,636,000	12/19/2028	Quarterly	—	(40,568)	(40,568)
3 Month SEK STIBOR	1.20%	SEK	98,380,000	12/19/2028	Quarterly	—	(2,235)	(2,235)
1.72%	6 Month GBP LIBOR	GBP	49,939,000	06/21/2028	Semi-Annual	4,591	59,425	54,834
2.76%	6 Month AUD BBSW	AUD	94,793,000	09/19/2028	Semi-Annual	(76,743)	(418,642)	(341,899)
2.78%	6 Month AUD BBSW	AUD	56,647,000	09/19/2028	Semi-Annual	(60,039)	(323,856)	(263,817)
2.84%	6 Month AUD BBSW	AUD	215,875,000	09/19/2028	Semi-Annual	13,244	(2,076,554)	(2,089,798)
2.85%	6 Month AUD BBSW	AUD	26,122,000	09/19/2028	Semi-Annual	—	(266,564)	(266,564)
2.88%	6 Month AUD BBSW	AUD	14,242,000	09/19/2028	Semi-Annual	—	(174,047)	(174,047)
2.88%	6 Month AUD BBSW	AUD	36,556,000	09/19/2028	Semi-Annual	—	(444,362)	(444,362)
0.93%	6 Month EURIBOR	EUR	11,804,000	09/20/2028	Semi-Annual	—	(66,236)	(66,236)
0.94%	6 Month EURIBOR	EUR	11,803,000	09/20/2028	Semi-Annual	—	(73,623)	(73,623)
1.01%	6 Month EURIBOR	EUR	12,497,000	09/20/2028	Semi-Annual	—	(176,149)	(176,149)
1.09%	6 Month EURIBOR	EUR	16,246,000	09/20/2028	Semi-Annual	—	(393,650)	(393,650)
1.58%	6 Month GBP LIBOR	GBP	81,459,000	09/20/2028	Semi-Annual	—	(322,674)	(322,674)
1.61%	6 Month GBP LIBOR	GBP	151,620,000	09/20/2028	Semi-Annual	—	(1,057,627)	(1,057,627)
6 Month CHF LIBOR	0.45%	CHF	37,710,000	09/20/2028	Semi-Annual	—	191,730	191,730
6 Month CHF LIBOR	0.44%	CHF	29,603,000	09/20/2028	Semi-Annual	—	116,703	116,703
6 Month EURIBOR	0.98%	EUR	25,356,000	09/20/2028	Semi-Annual	—	277,995	277,995
6 Month EURIBOR	1.00%	EUR	13,330,000	09/20/2028	Semi-Annual	—	186,373	186,373
6 Month EURIBOR	1.00%	EUR	29,782,000	09/20/2028	Semi-Annual	19,154	401,134	381,980
6 Month EURIBOR	0.96%	EUR	33,701,000	09/20/2028	Semi-Annual	—	296,568	296,568
6 Month EURIBOR	0.94	EUR	1,445,000	09/20/2028	Semi-Annual	—	9,178	9,178
2.77%	6 Month AUD BBSW	AUD	26,955,000	12/19/2028	Semi-Annual	—	(83,674)	(83,674)
2.83%	6 Month AUD BBSW	AUD	27,973,000	12/19/2028	Semi-Annual	—	(192,676)	(192,676)
6 Month EURIBOR	0.97%	EUR	16,098,000	12/20/2028	Semi-Annual	—	62,583	62,583

						$77,645	$994,963	$917,318

74	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	21,710,774	05/18/2020	Monthly	—	(125,547)	(125,547)
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	15,452,438	05/18/2020	Monthly	—	(1,170,848)	(1,170,848)
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	706,578	05/18/2020	Monthly	—	(76,915)	(76,915)
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	9,945,838	05/18/2020	Monthly	—	(268,259)	(268,259)
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	1,930,189	05/18/2020	Monthly	—	(149,891)	(149,891)
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 0.90%	MORD	USD	816,294	05/18/2020	Monthly	—	4,498	4,498
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	713,683	05/18/2020	Monthly	—	(51,895)	(51,895)

							$—	$(1,838,857)	$(1,838,857)

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	All or a portion of this security is out on loan (Note 2).

(c)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(d)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(e)	Investment valued using significant unobservable inputs (Note 2).

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(h)	Security is in default.

(i)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(j)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(k)	The rate disclosed is the 7 day net yield as of August 31, 2018.

(l)	The rate shown represents yield-to-maturity.

(m)	Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

See accompanying notes to the financial statements.	75

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.7%
Preferred Stocks	0.8
Short-Term Investments	1.0
Investment Funds	0.2
Swap Contracts	0.0 ^
Futures Contracts	(0.1)
Other	0.4

100.0%

Country/Region Summary¤	% of Investments
Japan	25.1%
United Kingdom	14.1
Germany	11.1
France	7.1
Sweden	5.2
Other Emerging	5.1 †
Switzerland	4.7
Australia	4.5
Italy	4.2
Norway	3.4
Hong Kong	3.1
Netherlands	2.5
Other Developed	2.4 ‡
China	2.3
Taiwan	2.2
Denmark	1.5
Russia	1.5

100.0%

&

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

76

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,994,003	GMO Emerging Markets Fund, Class VI	63,987,561
25,654,645	GMO International Equity Fund, Class IV	571,072,393

	TOTAL MUTUAL FUNDS (COST $648,982,688)	635,059,954

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
241,796	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (a)	241,796

	TOTAL SHORT-TERM INVESTMENTS (COST $241,796)	241,796

	TOTAL INVESTMENTS — 100.0% (Cost $649,224,484)	635,301,750
	Other Assets and Liabilities (net) — (0.0%)	(59,275)

	TOTAL NET ASSETS — 100.0%	$635,242,475

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

See accompanying notes to the financial statements.	77

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.2%
Short-Term Investments	1.4
Preferred Stocks	1.3
Investment Funds	0.7
Swap Contracts	0.0 ^
Futures Contracts	(0.2)
Other	0.6

100.0%

Country/Region Summary¤	% of Investments
Japan	18.0%
United Kingdom	10.3
Germany	8.0
China	7.7
Taiwan	7.5
France	5.1
Russia	4.9
Other Emerging	4.9 †
Sweden	3.8
Switzerland	3.4
Australia	3.2
Italy	3.0
Korea	2.9
Norway	2.4
Hong Kong	2.2
Thailand	2.1
South Africa	1.8
Netherlands	1.8
Other Developed	1.7 ‡
India	1.6
Turkey	1.5
Mexico	1.1
Denmark	1.1

100.0%

&

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

78

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
10,984,300	GMO Emerging Markets Fund, Class VI	352,486,183
29,993,948	GMO International Equity Fund, Class IV	667,665,290

	TOTAL MUTUAL FUNDS (COST $1,028,871,672)	1,020,151,473

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
356,878	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (a)	356,878

	TOTAL SHORT-TERM INVESTMENTS (COST $356,878)	356,878

	TOTAL INVESTMENTS — 100.0% (Cost $1,029,228,550)	1,020,508,351
	Other Assets and Liabilities (net) — (0.0%)	(62,735)

	TOTAL NET ASSETS — 100.0%	$1,020,445,616

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2018.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

See accompanying notes to the financial statements.	79

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	65.2%
Short-Term Investments	35.8
Forward Currency Contracts	(0.5)
Futures Contracts	(2.0)#
Other	1.5

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO SGM Major Markets Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO SGM Major Markets Fund.

&

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts. The exposure the Fund has to futures contracts based on notional amounts is 12.7% of net assets.

#	Some or all is comprised of commodity exposure. See Consolidated Schedule of Investments.

80

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 65.2%

	United States — 65.2%
	U.S. Government — 44.8%
67,858,800	U.S. Treasury Note, 0.75%, due 10/31/18	67,723,085
38,862,300	U.S. Treasury Note, 1.25%, due 11/30/18	38,781,696
30,258,800	U.S. Treasury Note, 1.50%, due 12/31/18 (a)	30,192,716
33,100,000	U.S. Treasury Note, 1.25%, due 01/31/19	32,965,531
22,207,000	U.S. Treasury Note, 0.75%, due 02/15/19	22,058,664
41,500,000	U.S. Treasury Note, 1.13%, due 05/31/19 (a)	41,117,422
27,758,800	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.14%, due 10/31/19	27,775,928
209,991,300	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 2.09%, due 01/31/20 (b)	209,968,688
227,697,400	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.12%, due 04/30/20 (b)	227,730,662
70,258,800	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.13%, due 07/31/20 (a)	70,250,746

	Total U.S. Government	768,565,138

	U.S. Government Agency — 20.4%
27,760,000	Federal Home Loan Banks, 0.88%, due 10/01/18	27,732,823
29,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.25%, 2.09%, due 10/18/18	29,000,817
13,880,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – .09%, 1.98%, due 01/14/19	13,880,920
55,520,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – .16%, 2.18%, due 01/28/19	55,548,963
9,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.23%, 2.11%, due 02/13/19	9,000,769
13,880,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – .08%, 1.99%, due 04/26/19	13,880,723
19,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.19%, 2.16%, due 05/10/19	19,506,638
15,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.17%, due 06/12/19	15,008,036
75,000,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – 0.09%, 1.98%, due 07/12/19	74,993,262
15,500,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – 0.07%, 2.00%, due 01/23/20	15,494,024
30,530,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.18%, due 02/07/20	30,534,918

	Par Value† / Shares	Description	Value ($)
		United States — continued
		U.S. Government Agency — continued
	44,410,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – .23%, 2.11%, due 05/04/20	44,384,861

		Total U.S. Government Agency	348,966,754

		Total United States	1,117,531,892

		TOTAL DEBT OBLIGATIONS (COST $1,117,596,937)	1,117,531,892

		SHORT-TERM INVESTMENTS — 35.8%

		Foreign Government Obligation — 1.0%
JPY	1,911,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/26/18	17,204,641

		Total Foreign Government Obligations	17,204,641

		Money Market Funds — 2.1%
	6,345,378	SSgA USD Liquidity Fund-Class S2 Shares (a)	6,345,378
	29,610,205	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.88% (c)	29,610,205

		Total Money Market Funds	35,955,583

		U.S. Government — 32.7%
	9,000,000	U.S. Treasury Bill, 1.84%, due 10/18/18 (a) (d)	8,978,220
	57,000,000	U.S. Treasury Bill, 1.88%, due 10/25/18 (a) (d)	56,839,307
	71,500,000	U.S. Treasury Bill, 1.96%, due 11/08/18 (a) (b) (d)	71,236,642
	11,686,400	U.S. Treasury Bill, 0.64%, due 09/06/18 (d)	11,685,175
	14,500,000	U.S. Treasury Bill, 1.34%, due 09/13/18 (a) (d)	14,493,085
	11,000,000	U.S. Treasury Bill, 1.55%, due 09/20/18 (a) (d)	10,990,662
	34,976,000	U.S. Treasury Bill, 1.65%, due 09/27/18 (d)	34,933,487
	71,284,700	U.S. Treasury Bill, 1.73%, due 10/04/18 (a) (d)	71,169,753
	136,573,100	U.S. Treasury Bill, 1.80%, due 10/11/18 (d)	136,297,631
	56,000,000	U.S. Treasury Bill, 2.10%, due 01/03/19 (a) (d)	55,600,498
	9,438,000	U.S. Treasury Bill, 2.18%, due 01/31/19 (d)	9,352,648
	23,872,500	U.S. Treasury Bill, 2.18%, due 02/07/19 (d)	23,646,338

See accompanying notes to the financial statements.	81

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value†	Description	Value ($)
	U.S. Government — continued
55,517,500	U.S. Treasury Note, 1.00%, due 11/30/18	55,369,707

	Total U.S. Government	560,593,153

	TOTAL SHORT-TERM INVESTMENTS (COST $613,677,979)	613,753,377

	TOTAL INVESTMENTS — 101.0% (Cost $1,731,274,916)	1,731,285,269
	Other Assets and Liabilities (net) — (1.0%)	(16,495,358)

	TOTAL NET ASSETS — 100.0%	$1,714,789,911

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
09/19/2018	SSB	AUD	102,750,000	USD	75,897,829	2,032,504
10/16/2018	UBS	AUD	79,774,269	USD	58,004,270	653,543
10/22/2018	UBS	AUD	157,162,355	USD	114,111,657	1,122,009
11/16/2018	MSCI	AUD	70,000,000	USD	50,879,360	547,492
09/24/2018	MSCI	CHF	85,373,867	USD	85,768,832	(2,455,763)
09/25/2018	UBS	CHF	57,000,000	USD	57,618,127	(1,290,301)
10/22/2018	UBS	CHF	99,690,828	USD	101,005,925	(2,270,735)
10/29/2018	DB	CHF	44,882,135	USD	45,869,710	(656,201)
10/22/2018	UBS	EUR	124,456,632	USD	142,237,129	(2,745,264)
11/20/2018	MSCI	EUR	110,000,000	USD	125,944,500	(2,486,926)
09/20/2018	SSB	GBP	95,120,889	USD	121,216,829	(2,175,386)
09/18/2018	JPM	JPY	300,000,000	USD	2,729,889	27,512
11/26/2018	BCLY	JPY	1,911,000,000	USD	17,315,760	16,126
09/17/2018	SSB	NZD	109,830,399	USD	74,327,173	1,663,605
09/11/2018	JPM	USD	1,745,917	CAD	2,275,578	(1,979)
09/11/2018	MSCI	USD	27,486,095	CAD	35,952,915	67,200
09/18/2018	DB	USD	16,079,651	JPY	1,803,847,369	169,267
09/19/2018	JPM	USD	15,791,814	AUD	21,474,796	(353,928)
09/19/2018	MSCI	USD	10,486,103	AUD	14,374,796	(152,293)
09/24/2018	JPM	USD	2,069,799	CHF	2,000,000	(3,017)
09/28/2018	UBS	USD	16,360,221	JPY	1,808,720,583	(55,553)
10/09/2018	DB	USD	1,745,336	JPY	194,098,149	5,758
10/22/2018	MSCI	USD	60,855,453	JPY	6,717,346,597	(196,122)
10/22/2018	SSB	USD	60,882,755	JPY	6,717,346,597	(223,425)

						$(8,761,877)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
837	Australian Government Bond 10 Yr.	September 2018	79,049,942	1,799,492
1,705	CAC40 10 Euro	September 2018	107,309,513	276,610
1,222	Crude Oil (a)	September 2018	85,295,600	3,282,046
17	DAX Index	September 2018	6,103,823	2,177
3,653	FTSE 100 Index	September 2018	353,289,421	(8,683,011)
871	Hang Seng Index	September 2018	154,162,449	(1,896,827)
5,076	Mini MSCI Emerging Markets	September 2018	267,733,620	(16,923,878)
246	MSCI Singapore	September 2018	6,521,395	(71,363)
776	SPI 200	September 2018	88,629,193	2,776,238
72	TOPIX	September 2018	11,246,641	(8,530)
446	U.S. Treasury Note 10 Yr. (CBT)	December 2018	53,638,469	(45,975)

			$1,212,980,066	$(19,493,021)

Sales
1,309	Corn (a)	December 2018	23,889,250	2,222,803
13	Euro Bund	September 2018	2,469,540	(9,777)
915	FTSE/JSE TOP 40	September 2018	32,587,520	(838,567)
251	Japanese Government Bond 10 Yr. (OSE)	September 2018	340,399,161	595,948
2,955	S&P 500 E-Mini	September 2018	428,785,275	(17,462,549)
70	Silver (a)	December 2018	5,094,950	78,056
1,014	UK Gilt Long Bond	December 2018	161,224,395	(64,458)

			$994,450,091	$(15,478,544)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

82	See accompanying notes to the financial statements.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2018.

(d)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

See accompanying notes to the financial statements.	83

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	73.6%
Short-Term Investments	26.3
Written Options	(0.1)
Other	0.2

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	1.2%

1.2%

Country/Region Summary¤	Equity Investments % of Total Net Assets
United States	57.6%
United Kingdom	7.2
Netherlands	4.8
Germany	4.0
Other Developed	0.0 ‡

73.6%

Industry Group Summary	% of Equity Investments#
Diversified Financials	27.3%
Retailing	21.8
Automobiles & Components	10.0
Banks	9.8
Commercial & Professional Services	9.4
Software & Services	6.4
Capital Goods	5.5
Real Estate	5.2
Consumer Services	4.6
Energy	0.0 ^

100.0%

(a)

GMO Special Opportunities SPC Ltd. is a 100% owned subsidiary of GMO Special Opportunities Fund. As such, the holdings of GMO Special Opportunities SPC Ltd. have been included with GMO Special Opportunities Fund.

&

In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

84

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 73.6%

	Canada — 0.0%
6,000,000	Jagercor Energy Corp * (a) (b)	45,977

	Germany — 4.0%
302,500	Brenntag AG	18,234,282

	Netherlands — 4.8%
325,000	InterXion Holding NV *	21,427,250

	United Kingdom — 7.2%
905,000	Metro Bank Plc *	32,732,492

	United States — 57.6%
710,000	Ally Financial, Inc.	19,084,800
94,500	Berkshire Hathaway, Inc. – Class B *	19,724,040
223,800	Cimpress NV *	31,332,000
46,500	Credit Acceptance Corp. *	21,237,015
920,000	General Motors Co.	33,166,000
498,772	Interactive Brokers Group, Inc. – Class A	31,003,668
865,000	Redfin Corp. * (c)	17,135,650
255,000	Shake Shack, Inc. – Class A *	15,414,750
536,066	Wayfair, Inc. – Class A *	72,460,041

	Total United States	260,557,964

	TOTAL COMMON STOCKS (COST $216,949,506)	332,997,965

Shares / Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 26.3%

	Money Market Funds — 2.7%
12,399,578	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (d) (e)	12,399,578

	U.S. Government — 23.6%
9,000,000	U.S. Treasury Bill, 1.84%, due 10/18/18 (f)	8,978,220
46,000,000	U.S. Treasury Bill, 1.96%, due 11/08/18 (f) (g)	45,830,567
52,000,000	U.S. Treasury Bill, 2.03%, due 12/13/18 (f)	51,700,277

	Total U.S. Government	106,509,064

	TOTAL SHORT-TERM INVESTMENTS (COST $118,902,976)	118,908,642

	TOTAL INVESTMENTS — 99.9% (Cost $335,852,482)	451,906,607
	Other Assets and Liabilities (net) — 0.1%	441,172

	TOTAL NET ASSETS — 100.0%	$452,347,779

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options — Puts
Redfin Corp. (c)	17.50	11/16/18	(2,300)	USD	4,556,300	(184,000)
Redfin Corp. (c)	19.00	09/21/18	(1,000)	USD	1,981,000	(45,000)

	TOTAL WRITTEN EQUITY OPTIONS – PUTS (Premiums $369,592)					$(229,000)

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	Affiliated company (Note 10).

(c)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(d)	The rate disclosed is the 7 day net yield as of August 31, 2018.

(e)	All or a portion of this security is owned by GMO Special Opportunities SPC Ltd., which is a 100% owned subsidiary of GMO Special Opportunities Fund.
(f)	The rate shown represents yield-to-maturity.

(g)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

See accompanying notes to the financial statements.	85

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	70.5%
Debt Obligations	20.6
Short-Term Investments	9.6
Mutual Funds	1.6
Preferred Stocks	0.7
Investment Funds	0.5
Swap Contracts	0.1
Loan Participations	0.0	^
Rights/Warrants	0.0	^
Forward Currency Contracts	0.0	^
Purchased Options	0.0	^
Loan Assignments	0.0	^
Written/Credit Linked Options	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Futures Contracts	(0.1)
Securities Sold Short	(2.2)
Other	(1.3)

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	14.3%
Other Emerging	2.4	†
Euro Region	0.0	^#
Other Developed	(0.1	)‡

	16.6%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	19.9%
Japan	7.5
Other Emerging	5.2	†
United Kingdom	5.0
Taiwan	4.8
China	4.6
Germany	3.4
Russia	3.1
Other Developed	2.9	‡
France	2
Switzerland	1.8
South Korea	1.7
Sweden	1.6
Italy	1.3
Australia	1.3
Thailand	1.3
South Africa	1.1
Norway	1.0

	69.5%

&

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

^	Rounds to 0.0%.

86

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 9.8%

	Australia — 0.1%
11,400	Caltex Australia Ltd	247,725
15,100	Costa Group Holdings Ltd	78,606
29,870	Downer EDI Ltd	166,175
2,400	Macquarie Group Ltd	224,480
9,804	Mineral Resources Ltd	106,794
65,069	Nine Entertainment Co Holdings Ltd	113,059
15,300	OZ Minerals Ltd	99,478
15,200	Sandfire Resources NL	77,507

	Total Australia	1,113,824

	Austria — 0.0%
600	Oesterreichische Post AG	26,513
4,007	OMV AG	212,439

	Total Austria	238,952

	Belgium — 0.0%
4,800	AGFA-Gevaert NV *	21,079
700	Orange Belgium SA	10,581

	Total Belgium	31,660

	Brazil — 0.2%
132,900	Banco do Brasil SA	982,124
39,300	Banco Santander Brasil SA	333,844
72,100	Cia de Saneamento Basico do Estado de Sao Paulo	431,917
12,700	Estacio Participacoes SA	70,280
66,500	JBS SA	153,470
22,600	Localiza Rent a Car SA	119,461
16,700	Petrobras Distribuidora SA	81,100

	Total Brazil	2,172,196

	Canada — 0.3%
9,400	Bank of Montreal	770,512
300	Bank of Nova Scotia (The)	17,363
1,900	BRP Inc Sub Voting	99,179
3,100	Canadian Imperial Bank of Commerce	290,521
800	Canfor Pulp Products Inc	16,779
300	Constellation Software Inc	228,756
4,800	Dollarama Inc	181,517
4,600	Magna International Inc	249,070
3,300	Royal Bank of Canada	262,129
1,700	Sun Life Financial Inc	67,558
9,900	Toronto-Dominion Bank (The)	596,655

	Total Canada	2,780,039

	China — 0.4%
100,000	Agile Group Holdings Ltd	163,558
2,411,000	Agricultural Bank of China Ltd – Class H	1,168,313
85,500	BAIC Motor Corp Ltd – Class H	71,936
36,000	China Communications Services Corp Ltd – Class H	29,826
14,000	China Lilang Ltd	15,529

Shares	Description	Value ($)
	China — continued
1,544,000	China Petroleum & Chemical Corp – Class H	1,553,552
71,000	China Resources Pharmaceutical Group Ltd	113,620
34,000	China Shineway Pharmaceutical Group Ltd	48,048
120,000	Chongqing Rural Commercial Bank Co Ltd – Class H	64,726
8,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	29,475
165,200	Guangzhou R&F Properties Co Ltd – Class H	333,849
26,000	Hua Hong Semiconductor Ltd	70,990
7,000	JNBY Design Ltd	11,928
23,000	Kingboard Holdings Ltd	81,878
24,000	Powerlong Real Estate Holdings Ltd	12,274
9,000	Shanghai Pharmaceuticals Holding Co Ltd – Class H	23,641
101,000	Shimao Property Holdings Ltd	301,623
44,000	SSY Group Ltd	40,939
50,000	Tianneng Power International Ltd	62,149
27,000	XTEP International Holdings Ltd	18,040
4,600	YiChang HEC ChangJiang Pharmaceutical Co Ltd – Class H	21,094
113,000	Yuzhou Properties Co Ltd	60,132

	Total China	4,297,120

	Denmark — 0.0%
2,200	Novo Nordisk A/S Sponsored ADR	108,174
4,900	Novo Nordisk A/S – Class B	241,208

	Total Denmark	349,382

	France — 0.2%
1,240	Christian Dior SE	535,004
5,500	CNP Assurances	127,120
1,868	Coface SA	17,526
200	L’Oreal SA	47,881
2,700	Metropole Television SA	53,457
1,200	Sanofi	103,048
2,000	Sanofi ADR(a)	85,700
17,200	STMicroelectronics NV – NY Shares (Registered)	355,868
19,000	STMicroelectronics NV	392,019

	Total France	1,717,623

	Germany — 0.3%
5,481	Allianz SE (Registered)	1,168,230
1,100	BASF SE	101,646
6,490	Bayerische Motoren Werke AG	628,276
228	Bechtle AG	23,746
1,500	Covestro AG	127,712
4,975	Daimler AG (Registered Shares)	321,735
22,600	Deutsche Lufthansa AG (Registered)	590,483
500	Deutsche Pfandbriefbank AG	7,319
100	Henkel AG & Co KGaA	11,158
400	Jenoptik AG	15,737
1,600	RHOEN-KLINIKUM AG	42,016
900	Software AG	44,382

See accompanying notes to the financial statements.	87

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
1,100	Volkswagen AG	177,066

	Total Germany	3,259,506

	Hong Kong — 0.1%
22,600	Champion (REIT)	16,623
1,900	CK Asset Holdings Ltd	13,550
18,500	Dah Sing Banking Group Ltd	38,158
3,600	Dah Sing Financial Holdings Ltd	22,391
19,400	Hysan Development Co Ltd	99,547
21,400	Kerry Properties Ltd	81,156
7,200	Luk Fook Holdings International Ltd	25,054
12,700	Pacific Textiles Holdings Ltd	9,630
111,400	SJM Holdings Ltd	126,128
348,600	WH Group Ltd	263,273
26,900	Wharf Holdings Ltd (The)	76,820
17,600	Wharf Real Estate Investment Co Ltd	116,773
13,400	Wheelock & Co Ltd	84,140
8,500	Yue Yuen Industrial Holdings Ltd	23,564

	Total Hong Kong	996,807

	India — 0.1%
47,300	Infosys Ltd Sponsored ADR (a)	982,421

	Ireland — 0.0%
300	ICON Plc *	44,706

	Italy — 0.2%
53,300	Enel SPA	263,512
16,043	EXOR NV	1,043,904
39,800	Fiat Chrysler Automobiles NV * (b)	680,978
4,900	Hera SPA	15,372
31,625	Iren SPA	74,173
13,000	Societa Cattolica di Assicurazioni SC	105,505

	Total Italy	2,183,444

	Japan — 1.0%
1,100	Alpine Electronics Inc	24,424
600	AOKI Holdings Inc	8,093
36,900	Asahi Kasei Corp	540,715
94,000	Astellas Pharma Inc	1,593,638
15,700	Brother Industries Ltd	322,075
4,400	Capcom Co Ltd	102,554
1,100	Central Japan Railway Co	220,855
1,600	CKD Corp	23,633
1,400	Cosmo Energy Holdings Co Ltd	51,584
900	Daiwabo Holdings Co Ltd	53,671
2,600	Denka Co Ltd	88,970
500	Denso Corp	24,091
1,200	Fancl Corp	61,643
14,000	Fuji Electric Co Ltd	112,776

Shares	Description	Value ($)
	Japan — continued
2,900	Fuji Media Holdings Inc	49,818
200	Fuyo General Lease Co Ltd	12,005
1,300	Geo Holdings Corp	18,908
3,700	Hakuhodo DY Holdings Inc	62,425
2,100	Hanwa Co Ltd	70,791
100,300	Hitachi Ltd (b)	654,715
1,600	House Foods Group Inc	47,436
53,500	ITOCHU Corp	934,851
1,300	Kakaku.com Inc	24,005
1,400	Kanematsu Corp	20,763
800	Keihin Corp	16,812
400	Kohnan Shoji Co Ltd	9,224
1,700	Kose Corp	313,452
400	Mandom Corp	12,015
52,100	Marubeni Corp	426,879
83,900	Mitsubishi Chemical Holdings Corp	751,722
18,500	Mitsubishi Electric Corp	249,740
6,400	Mitsubishi Gas Chemical Co Inc	133,042
4,400	Mitsui Chemicals Inc	113,719
700	Modec Inc	21,185
3,300	NET One Systems Co Ltd	76,433
2,700	Nichias Corp	35,099
18,800	Nippon Telegraph & Telephone Corp (b)	836,430
2,300	Nippon Television Holdings Inc	38,049
900	Nishi-Nippon Financial Holdings Inc	10,468
225	Okinawa Electric Power Co (The)	4,522
1,900	Pola Orbis Holdings Inc	66,959
10,900	Prima Meat Packers Ltd	54,109
800	Rengo Co Ltd	6,864
3,300	Rohto Pharmaceutical Co Ltd	105,421
800	Seiko Holdings Corp	22,370
13,500	Sekisui Chemical Co Ltd	234,524
600	Showa Denko KK (b)	28,498
5,500	SKY Perfect JSAT Holdings Inc	26,032
106,000	Sojitz Corp	368,866
80,900	Sumitomo Chemical Co Ltd	459,173
1,100	Sumitomo Heavy Industries Ltd	35,791
400	Sushiro Global Holdings Ltd *	22,736
1,200	T-Gaia Corp	31,579
1,800	Tokyo Electron Ltd	306,450
1,800	Tosoh Corp	28,242
400	Towa Pharmaceutical Co Ltd	27,844
9,200	Toyota Tsusho Corp	313,423
2,000	TS Tech Co Ltd	75,462
3,700	Ube Industries Ltd	94,144
1,700	Valor Holdings Co Ltd	36,063
800	Yamaha Motor Co Ltd (b)	20,263
4,900	Zeon Corp	52,525

	Total Japan	10,590,568

88	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	Malaysia — 0.0%
56,100	Top Glove Corp Berhad	152,000

	Malta — 0.0%
125,500	BGP Holdings Plc * (c)	—

	Mexico — 0.0%
4,100	Megacable Holdings SAB de CV CPO	19,325

	Netherlands — 0.0%
1,300	Heineken Holding NV	124,038

	New Zealand — 0.0%
4,300	Air New Zealand Ltd	9,387

	Norway — 0.1%
533	Aker ASA – A Shares	41,760
2,513	Austevoll Seafood ASA	33,067
1,100	Bakkafrost P/F	62,755
18,500	DNB ASA	376,105
23,082	Equinor ASA	592,058
6,839	Storebrand ASA	60,545

	Total Norway	1,166,290

	Poland — 0.0%
3,912	Cyfrowy Polsat SA *	23,724

	Portugal — 0.0%
1,100	Altri SGPS SA	10,144
1,400	Navigator Co SA (The)	6,995

	Total Portugal	17,139

	Singapore — 0.0%
3,300	Venture Corp Ltd	43,567

	South Africa — 0.1%
49,002	Absa Group Ltd	541,969
5,509	Bidvest Group Ltd (The)	80,957
6,061	Foschini Group Ltd (The)	72,007
3,798	Liberty Holdings Ltd	30,049
9,418	Mr Price Group Ltd	144,378
2,740	Reunert Ltd	14,194
4,273	Standard Bank Group Ltd	54,158

	Total South Africa	937,712

	South Korea — 0.1%
1,962	LG Corp	126,045
4,442	LG Electronics Inc	306,243
473	Samsung SDS Co Ltd	103,066
4,784	SK Hynix Inc	356,790
19,000	SK Telecom Co Ltd Sponsored ADR	494,190

	Total South Korea	1,386,334

Shares	Description	Value ($)
	Spain — 0.0%
2,550	Ebro Foods SA	54,870
900	Ence Energia y Celulosa SA	8,441
8,800	International Consolidated Airlines Group SA	78,988

	Total Spain	142,299

	Sweden — 0.3%
3,869	Granges AB	45,321
1,000	Kindred Group Plc SDR	12,298
427	Nolato AB – B Shares	30,166
22,366	Sandvik AB	391,509
98,646	Svenska Cellulosa AB SCA – Class B	1,148,359
5,623	Swedish Match AB	300,597
47,048	Volvo AB – B Shares	810,491
800	Wihlborgs Fastigheter AB	9,649

	Total Sweden	2,748,390

	Switzerland — 0.0%
100	Autoneum Holding AG	23,763
270	BKW AG	19,152
100	Bucher Industries AG (Registered)	35,039
2,200	GAM Holding AG*	16,989
100	Georg Fischer AG (Registered)	130,890
255	Novartis AG (Registered)	21,155
396	Roche Holding AG	99,287
400	Vontobel Holding AG (Registered)	28,542

	Total Switzerland	374,817

	Taiwan — 0.2%
57,000	Gigabyte Technology Co Ltd	97,258
184,000	Hon Hai Precision Industry Co Ltd	483,375
270,000	Inventec Corp	242,337
59,000	Micro-Star International Co Ltd	203,953
87,000	Novatek Microelectronics Corp	426,586
127,000	Pou Chen Corp	140,030
44,000	Synnex Technology International Corp	58,891

	Total Taiwan	1,652,430

	Thailand — 0.0%
56,500	Home Product Center PCL NVDR	25,198

	United Kingdom — 0.5%
34,305	3i Group Plc	399,453
36	AstraZeneca Plc	2,717
1,417	Barratt Developments Plc	9,969
1,264	Bellway Plc	47,886
5,967	Berkeley Group Holdings Plc (The)	282,246
11,739	British American Tobacco Plc	567,666
8,108	Coca-Cola HBC AG *	277,619
2,891	Computacenter Plc	50,833
500	Diageo Plc Sponsored ADR(a)	69,705

See accompanying notes to the financial statements.	89

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
9,245	Electrocomponents Plc	89,112
27,481	Ferrexpo Plc	55,473
35,096	Firstgroup Plc *	40,507
3,258	Galliford Try Plc	41,088
54,407	GlaxoSmithKline Plc	1,101,898
1,100	GlaxoSmithKline Plc Sponsored ADR	44,550
2,638	Hunting Plc *	28,575
28,954	IG Group Holdings Plc	339,996
8,176	Inchcape Plc	73,449
20,370	Indivior Plc *	71,616
3,195	National Express Group Plc	16,427
157	Next Plc	11,210
3,700	Nomad Foods Ltd *	77,145
35,248	Persimmon Plc	1,115,139
15,478	Plus500 Ltd	309,221
2,251	Royal Mail Plc	13,090
1,033	Spectris Plc	31,581
2,809	Vesuvius Plc	22,630
206	Victrex Plc	8,469

	Total United Kingdom	5,199,270

	United States — 5.6%
3,100	AbbVie, Inc. (b)	297,538
25,700	ACCO Brands Corp. (b)	318,680
9,300	Activision Blizzard, Inc.	670,530
3,900	Acushnet Holdings Corp. (a)	105,495
7,600	Adobe Systems, Inc. * (b)	2,002,676
1,600	Adtalem Global Education, Inc. * (a)	76,560
200	Aflac, Inc.	9,248
1,600	Allstate Corp. (The)	160,912
500	Alphabet, Inc. – Class C *	609,095
3,200	American Eagle Outfitters, Inc.	83,072
400	American Express Co.	42,392
200	American National Insurance Co.	25,668
5,300	Ameriprise Financial, Inc. (a) (b)	752,388
1,100	Andeavor (a)	168,069
1,350	Apergy Corp. * (a)	61,047
4,000	Apple Hospitality REIT, Inc. (a)	70,600
600	Apple, Inc.	136,578
800	Applied Industrial Technologies, Inc.	61,640
2,000	Arrow Electronics, Inc. * (a)	155,060
6,000	Avery Dennison Corp. (b)	631,080
23,600	Baxter International, Inc.	1,755,132
4,000	BGC Partners, Inc. – Class A (a)	49,680
1,200	Boise Cascade Co. (a)	52,440
4,200	BorgWarner, Inc.	183,834
1,500	Brady Corp. – Class A	60,675
1,500	Briggs & Stratton Corp. (b)	30,240
7,600	Bristol-Myers Squibb Co.	460,180
2,300	Bruker Corp.	81,834
4,100	Brunswick Corp.	272,322
4,500	CA, Inc.	197,100

Shares	Description	Value ($)
	United States — continued
200	Cabot Microelectronics Corp. (a)	22,546
6,300	Cadence Design Systems, Inc. *	296,352
3,700	Callaway Golf Co.	84,397
2,700	Caterpillar, Inc.	374,895
13,000	CBRE Group, Inc. – Class A *	634,530
300	Central Garden & Pet Co. *	11,910
6,000	Citizens Financial Group, Inc.	246,960
2,800	CNO Financial Group, Inc.	60,508
3,200	Columbia Sportswear Co.	290,240
1,000	Cooper-Standard Holding, Inc. *	138,430
9,800	CoreCivic, Inc. (REIT)	253,722
1,300	CSG Systems International, Inc. (a)	48,555
2,200	Cummins, Inc. (a)	311,960
2,700	Curo Group Holdings Corp. *	83,322
43,500	Dana, Inc. (a)	851,295
16,100	Danaher Corp. (b)	1,666,994
900	Deluxe Corp. (a)	53,298
1,900	E*TRADE Financial Corp. *	111,834
1,900	Eastman Chemical Co. (a)	184,357
2,600	eBay, Inc. *	89,986
22,300	Eli Lilly & Co. (a) (b)	2,355,995
400	EMCOR Group, Inc.	32,040
7,300	Enova International, Inc. *	242,360
12,700	Estee Lauder Cos, Inc. (The) – Class A	1,779,524
700	Exterran Corp. * (b)	19,173
300	Federal Agricultural Mortgage Corp. – Class C (a)	23,121
2,600	Federated Investors, Inc. – Class B (a)	60,216
7,200	Fidelity National Financial, Inc.	288,720
6,700	First American Financial Corp. (b)	380,962
10,300	Gannett Co., Inc. (a)	105,884
5,200	Gap Inc. (The) (a)	157,820
2,400	Garmin Ltd. (a)	163,536
14,300	General Motors Co. (a)	515,515
2,300	GEO Group, Inc. (The) (REIT)	58,351
200	Graham Holdings Co. – Class B	112,530
700	Grand Canyon Education, Inc. * (a)	83,398
600	Group 1 Automotive, Inc.	46,254
1,800	Heidrick & Struggles International, Inc.	79,560
5,000	Herman Miller, Inc. (a)	191,500
10,100	Hewlett Packard Enterprise Co.	166,953
12,800	Honeywell International, Inc.	2,035,968
10,300	Host Hotels & Resorts, Inc. (REIT) (a)	221,759
74,200	HP, Inc.	1,829,030
52,900	Huntsman Corp. (b)	1,612,921
1,700	IAC/InterActiveCorp * (b)	335,240
600	ICF International, Inc.	48,990
1,000	Insight Enterprises, Inc. *	55,140
600	Insperity, Inc.	71,910
15,400	Intel Corp. (a)	745,822
500	Inter Parfums, Inc.	32,650
18,300	Interpublic Group of Cos., Inc. (The) (a)	427,305

90	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United States — continued
1,400	Intuit, Inc.	307,258
1,700	ITT, Inc. (a)	100,487
300	Johnson Outdoors, Inc. – Class A	30,384
13,400	Johnson & Johnson (b)	1,804,846
1,100	Jones Lang LaSalle, Inc.	167,772
1,900	KB Home (a)	47,215
1,800	KLA-Tencor Corp. (a)	209,178
22,600	Kohl’s Corp.	1,787,886
700	Koppers Holdings, Inc. *	24,815
1,100	Kulicke & Soffa Industries, Inc.	28,369
3,200	La-Z-Boy, Inc.	106,400
4,500	Lear Corp.	729,900
5,000	Legg Mason, Inc. (a)	156,000
1,600	Louisiana-Pacific Corp.	46,656
600	ManpowerGroup, Inc.	56,238
10,000	Marathon Oil Corp.	215,100
10,200	Mastercard, Inc. – Class A (b)	2,198,712
400	Materion Corp.	25,520
2,300	McKesson Corp. (a)	296,125
900	MDC Holdings, Inc. (a)	28,530
26,800	Merck & Co., Inc. (b)	1,838,212
3,000	Meritor, Inc. *	64,980
1,000	Michaels Cos , Inc. (The) * (b)	16,990
37,700	Micron Technology, Inc. * (b)	1,980,004
11,500	Modine Manufacturing Co. *	193,775
1,800	Moog, Inc. – Class A	142,038
6,500	Movado Group, Inc.	276,900
3,700	Murphy Oil Corp. (b)	114,071
3,800	NetApp, Inc. (a)	329,878
2,000	Netflix, Inc. * (a)	735,360
1,800	New York Times Co. (The) – Class A (a)	41,940
1,200	Newpark Resources, Inc. *	12,600
18,500	News Corp. – Class A (b)	241,795
4,200	News Corp. – Class B	57,120
5,600	Old Republic International Corp.	124,208
8,700	Omnicom Group, Inc. (a)	603,084
5,200	ON Semiconductor Corp. *	110,968
1,600	Oshkosh Corp.	112,416
900	Penn National Gaming, Inc. * (a)	31,014
17,100	PepsiCo, Inc. (a)	1,915,371
58,000	Pfizer, Inc. (a) (b)	2,408,160
6,200	Phillips 66 (a)	734,762
6,400	Piedmont Office Realty Trust, Inc. – Class A (REIT) (a)	126,976
2,500	Popular, Inc.	125,850
1,000	PotlatchDeltic Corp. (REIT) (a)	48,300
11,800	Procter & Gamble Co. (The) (a)	978,810
800	Progress Software Corp. (b)	32,744
10,500	Progressive Corp. (The)	709,065
10,900	PVH Corp. (b)	1,560,444
9,100	Qurate Retail, Inc. * (a)	189,189
2,300	Raymond James Financial, Inc. (a)	213,992

Shares	Description	Value ($)
	United States — continued
800	Regional Management Corp. *	26,664
11,800	Regions Financial Corp. (a)	229,628
500	Reinsurance Group of America, Inc.(b)	71,425
1,100	Reliance Steel & Aluminum Co.	96,679
700	Ryman Hospitality Properties, Inc. (REIT)	62,111
1,500	Scholastic Corp.	63,060
400	SEACOR Holdings, Inc. * (a)	20,580
3,000	Seagate Technology Plc (a)	160,620
3,100	Service Corp. International (a)	130,076
6,800	Shutterfly, Inc. * (a)	528,224
1,100	SPX Corp. *	37,389
4,200	State Street Corp.	365,022
6,100	Stoneridge, Inc. *	182,573
900	Sykes Enterprises, Inc. *	27,216
3,700	Synopsys, Inc. * (a)	377,918
3,400	TCF Financial Corp.	86,190
4,900	TE Connectivity Ltd. (b)	449,232
700	Tech Data Corp. * (a)	50,925
600	Teledyne Technologies, Inc. * (a)	142,356
3,800	Telephone & Data Systems, Inc. (a)	114,152
900	Tenneco, Inc. – Class A	38,511
4,700	Timken Co. (The)	228,655
1,600	Tower International, Inc.	54,080
1,900	Trinseo SA	146,585
2,400	Triple-S Management Corp. – Class B * (b)	52,248
4,200	Twenty-First Century Fox, Inc.– Class A (a)	190,680
500	United States Cellular Corp. * (a)	21,380
1,200	Universal Corp. (a)	71,760
1,100	Universal Forest Products, Inc.	41,206
1,600	Urban Outfitters, Inc. *	74,368
3,100	US Foods Holding Corp. *	101,029
42,000	Verizon Communications, Inc. (b)	2,283,540
2,400	Vishay Intertechnology, Inc. (a)	57,120
600	Visteon Corp. * (a)	66,234
2,800	Wolverine World Wide, Inc. (b)	109,704
14,600	Xenia Hotels & Resorts, Inc. (REIT) (b)	354,196

	Total United States	61,229,746

	TOTAL COMMON STOCKS (COST $104,620,106)	106,009,914

	PREFERRED STOCKS (d) — 0.1%

	Germany — 0.1%
4,264	Henkel AG & Co KGaA	544,241
1,000	Volkswagen AG	163,468

	Total Germany	707,709

	TOTAL PREFERRED STOCKS (COST $747,568)	707,709

See accompanying notes to the financial statements.	91

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Par Value† / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 7.9%

	United States — 7.9%
	U.S. Government — 7.9%
13,307,293	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (e)	13,227,587
4,639,450	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (e)	4,495,148
9,065,787	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (e)	8,971,942
13,779,615	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (e)	13,322,089
2,314,590	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/27 (e)	2,240,059
2,557,911	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (b) (e)	2,486,636
14,806,099	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (e)	16,054,014
21,714,317	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (e)	25,297,462

	Total U.S. Government	86,094,937

	Total United States	86,094,937

	TOTAL DEBT OBLIGATIONS (COST $86,602,731)	86,094,937

	MUTUAL FUNDS — 84.3%

	United States — 84.3%
	Affiliated Issuers — 84.3%
5,388,046	GMO Core Plus Bond Fund, Class IV	114,657,625
1,098,695	GMO Emerging Country Debt Fund, Class IV	29,499,968
7,358,839	GMO Emerging Markets Fund, Class VI	236,145,133
11,693,640	GMO International Equity Fund, Class IV	260,300,422
1,141,493	GMO Opportunistic Income Fund, Class VI	30,489,283
4,269,297	GMO Quality Fund, Class VI	113,136,378
5,065,238	GMO U.S. Equity Fund, Class VI	75,016,179
2,287,519	GMO U.S. Treasury Fund	57,142,212

	TOTAL MUTUAL FUNDS (COST $855,373,960)	916,387,200

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
1,195,166	State Street Institutional Treasury Money Market Fund-Premier Class, 1.87% (f)	1,195,166

	TOTAL SHORT-TERM INVESTMENTS (COST $1,195,166)	1,195,166

	TOTAL INVESTMENTS — 102.2% (Cost $1,048,539,531)	1,110,394,926

Shares	Description	Value ($)
	SECURITIES SOLD SHORT — (2.2)%

	COMMON STOCKS — (2.2)%

	Brazil — (0.0)%
(9,300)	Pagseguro Digital Ltd – Class A *	(268,677)

	Canada — (0.1)%
(7,500)	Agnico Eagle Mines Ltd	(258,900)
(13,400)	Cameco Corp	(139,494)
(26,600)	Enbridge Inc	(908,922)

	Total Canada	(1,307,316)

	France — (0.0)%
(7,029)	DBV Technologies SA *	(312,010)
(526)	Iliad SA	(67,904)
(524)	Wendel SA	(77,583)

	Total France	(457,497)

	Germany — (0.2)%
(145,479)	Deutsche Bank AG (Registered)	(1,640,051)
(784)	GEA Group AG	(29,780)

	Total Germany	(1,669,831)

	Italy — (0.0)%
(22,754)	Saipem SPA *	(121,685)

	Japan — (0.1)%
(171)	AEON REIT Investment Corp	(183,877)
(29)	Daiwa House Investment Corp (REIT)	(67,255)
(3,600)	Kansai Paint Co Ltd	(71,150)
(12,700)	Mitsui OSK Lines Ltd	(341,146)
(3,500)	Murata Manufacturing Co Ltd	(603,524)
(1,900)	Nippon Paint Holdings Co Ltd	(75,101)
(17,200)	Orient Corp	(24,298)

	Total Japan	(1,366,351)

	Netherlands — (0.0)%
(13,576)	Altice NV – Class B *	(40,777)

	Portugal — (0.0)%
(30,526)	CTT-Correios de Portugal SA	(118,680)

	Spain — (0.1)%
(203,674)	Bankia SA	(762,980)
(3,581)	Cellnex Telecom SA	(91,843)

	Total Spain	(854,823)

	Switzerland — (0.1)%
(16,189)	LafargeHolcim Ltd (Registered) *	(787,511)

92	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — (0.0)%
(11,257)	Hochschild Mining Plc	(25,216)
(148,909)	Melrose Industries Plc	(430,971)

	Total United Kingdom	(456,187)

	United States — (1.5)%
(8,500)	Acacia Communications, Inc. *	(346,544)
(63,300)	Advanced Micro Devices, Inc. *	(1,593,261)
(1,000)	Aerie Pharmaceuticals, Inc. *	(61,350)
(20,551)	Altice USA, Inc. – Class A	(368,274)
(9,500)	BioMarin Pharmaceutical, Inc. *	(949,810)
(5,500)	Carvana Co. *	(356,070)
(4,100)	Charter Communications, Inc. – Class A *	(1,272,640)
(2,100)	Chipotle Mexican Grill, Inc. *	(997,878)
(20,400)	Clovis Oncology, Inc. *	(729,300)
(26,500)	Envision Healthcare Corp. *	(1,202,040)

Shares	Description	Value ($)
	United States — continued
(26,600)	Incyte Corp. *	(1,966,006)
(117,300)	Pandora Media, Inc. *	(1,083,852)
(42,400)	Roku, Inc. *	(2,522,376)
(4,600)	Shake Shack, Inc. *	(278,070)
(16,300)	TESARO, Inc. *	(528,935)
(2,700)	Tesla, Inc. *	(814,482)
(45,300)	Under Armour, Inc. – Class A *	(926,385)

	Total United States	(15,997,273)

	TOTAL COMMON STOCKS (PROCEEDS $20,888,520)	(23,446,608)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $20,888,520)	(23,446,608)
	Other Assets and Liabilities (net) — (0.0%)	(20,124)

	TOTAL NET ASSETS — 100.0%	$1,086,928,194

A summary of outstanding financial instruments at August 31, 2018 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,643,400	05/18/2020	Monthly	—	(30,085)	(30,085)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 2.38%	MORD	USD	40,204	05/18/2020	Monthly	—	(4,198)	(4,198)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	362,270	05/18/2020	Monthly	—	(14,493)	(14,493)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	160,147	05/18/2020	Monthly	—	(26,363)	(26,363)

							$—	$(75,139)	$(75,139)

As of August 31, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	93

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(f)	The rate disclosed is the 7 day net yield as of August 31, 2018.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

94	See accompanying notes to the financial statements.

GMO Trust Funds

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2018 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,

normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares),

representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

FSA - Insured as to the payment of principal and interest by Financial Security

Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDR - Global Depositary Receipt

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the

United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States

Dollars.

The rates shown on variable rate notes are the current interest rates at August 31,

2018, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co.

International PLC

SSB - State Street Bank and Trust

Company

UBS - UBS Securities LLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.	95

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2018 (Unaudited)

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$7,476,175	$12,552,472,324	$1,113,718,893	$2,191,777,680
Investments in unaffiliated issuers, at value (Note 2)(b)	114,116,544	7,583,551	2,477,182,964	371,211
Foreign currency, at value (Note 2)(c)	86,807	—	692,699	—
Cash	—	—	230,452	12
Receivable for investments sold	119,503	57,982,217	1,205,181	444,755
Receivable for Fund shares sold	—	7,520,063	16,049,266	—
Dividend withholding tax receivable	85,431	—	952,774	—
Dividends and interest receivable	212,330	6,754	3,914,956	267,451
Unrealized appreciation on open forward currency contracts (Note 4)	463,811	—	2,230,442	—
Receivable for variation margin on open futures contracts (Note 4)	—	—	26,900	—
Due from broker (Note 2)	—	—	35	—
Receivable for open OTC swap contracts (Note 4)	—	—	37,304	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	77,769	1,615,309	73,627	8,104

Total assets	122,638,370	12,627,180,218	3,616,315,493	2,192,869,213

Liabilities:
Investments sold short, at value (Note 2)(d)	—	—	46,887,107	—
Payable for investments purchased	17,663	59,989,325	1,260,022	266,976
Payable for Fund shares repurchased	2,826,884	5,517,628	—	446,895
Accrued foreign capital gains tax payable (Note 2)	—	—	195,073	—
Payable to affiliate for (Note 5):
Management fee	52,494	7,001,321	—	—
Supplemental support fee – Class MF	—	438,448	—	—
Shareholder service fee	10,812	843,860	—	—
Payable to agents unaffiliated with GMO	40	2,385	765	428
Payable for variation margin on open futures contracts (Note 4)	3,675	—	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	77,608	—	353,507	—
Interest and dividend payable for short sales	—	—	54,987	—
Payable for open OTC swap contracts (Note 4)	—	—	665,959	—
Payable to Trustees and related expenses	782	39,224	13,927	6,721
Accrued expenses	150,750	228,628	560,115	96,815

Total liabilities	3,140,708	74,060,819	49,991,462	817,835

Net assets	$119,497,662	$12,553,119,399	$3,566,324,031	$2,192,051,378

(a) Cost of investments – affiliated issuers:	$7,476,175	$12,214,810,128	$1,053,663,365	$2,165,505,034
(b) Cost of investments – unaffiliated issuers:	$113,053,194	$7,583,551	$2,441,596,271	$365,188
(c) Cost of foreign currency:	$87,838	$—	$693,837	$—
(d) Proceeds from securities sold short:	$—	$—	$49,149,255	$—

96	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2018 (Unaudited) — (Continued)

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Net assets consist of:
Paid-in capital	$495,164,334	$12,373,892,179	$3,680,136,670	$2,410,680,951
Accumulated undistributed (distributions in excess of) net investment income	525,103	(10,650,835)	49,327,308	6,853,906
Accumulated net realized gain (loss)	(373,326,529)	(147,784,141)	(249,551,027)	(251,762,148)
Net unrealized appreciation (depreciation)	(2,865,246)	337,662,196	86,411,080	26,278,669

	$119,497,662	$12,553,119,399	$3,566,324,031	$2,192,051,378

Net assets attributable to:
Class III	$7,237,380	$4,834,185,866	$3,566,324,031	$2,192,051,378

Class IV	$112,260,282	$2,623,225,002	$—	$—

Class MF	$—	$5,095,708,531	$—	$—

Shares outstanding:
Class III	357,913	178,855,534	177,373,742	67,245,141

Class IV	5,548,707	97,057,262	—	—

Class MF	—	188,397,011	—	—

Net asset value per share:
Class III	$20.22	$27.03	$20.11	$32.60

Class IV	$20.23	$27.03	$—	$—

Class MF	$—	$27.05	$—	$—

See accompanying notes to the financial statements.	97

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2018 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$460,355,817	$2,013,440,565	$—	$635,059,954
Investments in unaffiliated issuers, at value (Note 2)(b)	121,679	656,642	10,494,690,927	241,796
Foreign currency, at value (Note 2)(c)	—	—	3,230,624	—
Cash	—	—	748,622	—
Receivable for investments sold	—	—	7,619,974	—
Receivable for Fund shares sold	—	—	62,596,322	32,286
Dividend withholding tax receivable	—	—	2,919,301	—
Dividends and interest receivable	208	1,076	18,292,581	431
Unrealized appreciation on open forward currency contracts (Note 4)	—	—	18,872,718	—
Receivable for variation margin on open futures contracts (Note 4)	—	—	542,475	—
Due from broker (Note 2)	—	—	219,272,794	—
Receivable for open OTC swap contracts (Note 4)	—	—	1,559,929	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	8,379	8,250	394,319	8,265
Miscellaneous receivable	—	—	5,121	—

Total assets	460,486,083	2,014,106,533	10,830,745,707	635,342,732

Liabilities:
Investments sold short, at value (Note 2)(d)	—	—	349,517,368	—
Payable for investments purchased	—	—	12,436,264	—
Payable for Fund shares repurchased	2,342	76,381	—	44,866
Accrued foreign capital gains tax payable (Note 2)	—	—	729,583	—
Payable to agents unaffiliated with GMO	81	407	2,026	118
Payable for variation margin on open cleared swap contracts (Note 4)	—	—	2,080,895	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	—	8,697,555	—
Interest payable for open OTC swap contracts (Note 4)	—	—	97,648	—
Interest and dividend payable for short sales	—	—	487,970	—
Payable for open OTC swap contracts (Note 4)	—	—	1,843,355	—
Written options outstanding, at value (Note 4)(e)	—	—	1,560,905	—
Payable to Trustees and related expenses	1,350	6,965	33,851	1,918
Accrued expenses	54,558	93,216	1,341,978	53,355

Total liabilities	58,331	176,969	378,829,398	100,257

Net assets	$460,427,752	$2,013,929,564	$10,451,916,309	$635,242,475

(a) Cost of investments – affiliated issuers:	$422,557,332	$1,952,524,582	$—	$648,982,688
(b) Cost of investments – unaffiliated issuers:	$121,679	$656,642	$10,493,419,330	$241,796
(c) Cost of foreign currency:	$—	$—	$3,235,918	$—
(d) Proceeds from securities sold short:	$—	$—	$349,350,301	$—
(e) Premiums on written options:	$—	$—	$1,184,920	$—

98	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2018 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Net assets consist of:
Paid-in capital	$508,054,410	$2,174,681,454	$10,853,230,679	$804,251,009
Accumulated undistributed (distributions in excess of) net investment income	1,193,129	5,615,286	179,152,954	871,516
Accumulated net realized gain (loss)	(86,618,272)	(227,283,159)	(527,364,699)	(155,957,316)
Net unrealized appreciation (depreciation)	37,798,485	60,915,983	(53,102,625)	(13,922,734)

	$460,427,752	$2,013,929,564	$10,451,916,309	$635,242,475

Net assets attributable to:
Core Class	$—	$—	$10,451,916,309	$—

Class III	$460,427,752	$2,013,929,564	$—	$635,242,475

Shares outstanding:
Core Class	—	—	769,884,673	—

Class III	20,395,614	77,328,651	—	39,473,205

Net asset value per share:
Core Class	$—	$—	$13.58	$—

Class III	$22.57	$26.04	$—	$16.09

See accompanying notes to the financial statements.	99

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2018 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$1,020,151,473	$—	$45,977	$916,387,200
Investments in unaffiliated issuers, at value (Note 2)(b)	356,878	1,731,285,269	451,860,630	194,007,726
Foreign currency, at value (Note 2)(c)	—	129,203	—	32,701
Cash	—	137	60,389	3
Receivable for investments sold	—	—	2,243,907	—
Receivable for Fund shares sold	—	6,543	—	—
Dividend withholding tax receivable	—	—	87,848	17,891
Dividends and interest receivable	440	2,227,287	68,435	433,049
Unrealized appreciation on open forward currency contracts (Note 4)	—	6,305,016	—	—
Receivable for variation margin on open futures contracts (Note 4)	—	1,579,358	—	—
Due from broker (Note 2)	—	1,004,721	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	7,583	72,879	—	21,552

Total assets	1,020,516,374	1,742,610,413	454,367,186	1,110,900,122

Liabilities:
Investments sold short, at value (Note 2)(d)	—	—	—	23,446,608
Payable for investments purchased	—	3,005,943	1,073,871	109,604
Payable for Fund shares repurchased	5,522	89,579	—	202,162
Payable to affiliate for (Note 5):
Management fee	—	1,252,507	417,433	—
Shareholder service fee	—	83,942	20,872	—
Payable to agents unaffiliated with GMO	191	337	174	217
Payable for variation margin on open futures contracts (Note 4)	—	8,134,948	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	15,066,893	—	—
Interest and dividend payable for short sales	—	—	—	21,771
Payable for open OTC swap contracts (Note 4)	—	—	—	75,139
Written options outstanding, at value (Note 4)(e)	—	—	229,000	—
Payable to Trustees and related expenses	3,327	4,205	3,749	3,542
Accrued expenses	61,718	182,148	274,308	112,885

Total liabilities	70,758	27,820,502	2,019,407	23,971,928

Net assets	$1,020,445,616	$1,714,789,911	$452,347,779	$1,086,928,194

(a) Cost of investments – affiliated issuers:	$1,028,871,672	$—	$317,181	$855,373,960
(b) Cost of investments – unaffiliated issuers:	$356,878	$1,731,274,916	$335,535,301	$193,165,571
(c) Cost of foreign currency:	$—	$40	$—	$33,050
(d) Proceeds from securities sold short:	$—	$—	$—	$20,888,520
(e) Premiums on written options:	$—	$—	$369,592	$—

100	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2018 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Net assets consist of:
Paid-in capital	$1,136,530,407	$1,735,371,796	$347,111,453	$1,028,909,160
Accumulated undistributed (distributions in excess of) net investment income	108,594	5,833,108	(2,536,523)	5,208,206
Accumulated net realized gain (loss)	(107,473,186)	17,178,933	(8,425,875)	(6,410,681)
Net unrealized appreciation (depreciation)	(8,720,199)	(43,593,926)	116,198,724	59,221,509

	$1,020,445,616	$1,714,789,911	$452,347,779	$1,086,928,194

Net assets attributable to:
Class III	$1,020,445,616	$30,679,090	$—	$1,086,928,194

Class IV	$—	$11,614,500	$—	$—

Class VI	$—	$1,672,496,321	$452,347,779	$—

Shares outstanding:
Class III	34,180,682	955,703	—	52,861,698

Class IV	—	362,932	—	—

Class VI	—	52,209,765	23,071,088	—

Net asset value per share:
Class III	$29.85	$32.10	$—	$20.56

Class IV	$—	$32.00	$—	$—

Class VI	$—	$32.03	$19.61	$—

See accompanying notes to the financial statements.	101

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2018 (Unaudited)

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$121,707	$49,444,208	$3,951,780	$11,907,454
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	2,984,458	53,442	36,994,712	2,603
Interest	87,549	3,178	18,567,889	4,864

Total investment income	3,193,714	49,500,828	59,514,381	11,914,921

Expenses:
Management fee (Note 5)	455,817	43,017,304	—	—
Shareholder service fee – Class III (Note 5)	5,744	3,759,338	—	—
Shareholder service fee – Class IV (Note 5)	87,334	1,372,689	—	—
Supplemental support fee – Class MF (Note 5)	—	2,739,132	—	—
Audit and tax fees	67,546	14,511	61,562	12,833
Custodian, fund accounting agent and transfer agent fees	114,809	47,730	762,977	31,228
Dividend expense on short sales	—	—	1,070,322	—
Legal fees	5,372	81,326	37,373	13,945
Registration fees	2,862	3,195	—	1,884
Trustees’ fees and related expenses (Note 5)	2,430	153,335	49,093	26,949
Interest expense and borrowing costs for investments sold short (Note 2)	—	—	140,194	—
Miscellaneous	32,584	31,865	61,587	7,488

Total expenses	774,498	51,220,425	2,183,108	94,327
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(195,048)	(161,920)	(395,881)	(64,812)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	(9,244,999)	—	—
Indirectly incurred shareholder service fee waived or borne by GMO (Note 5)	—	(789,174)	—	—

Net expenses	579,450	41,024,332	1,787,227	29,515

Net investment income (loss)	2,614,264	8,476,496	57,727,154	11,885,406

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	26,417,976	—	83,843,849	—
Investments in affiliated issuers	10,202	86,863,740	46,076,031	(16,192,193)
Realized gain distributions from affiliated issuers (Note 10)	—	154,325,296	60,618,195	19,824,531
Futures contracts	(9,469,476)	—	(6,163,056)	—
Swap contracts	—	—	1,276,686	—
Forward currency contracts	1,454,862	—	5,624,743	—
Foreign currency and foreign currency related transactions	(128,903)	—	445,969	—

Net realized gain (loss)	18,284,661	241,189,036	191,722,417	3,632,338

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(34,722,064)	—	(234,514,668)	(1,873)
Investments in affiliated issuers	793	(585,423,031)	(154,048,159)	(60,696,773)
Investments in securities sold short	—	—	2,262,148	—
Futures contracts	1,041,661	—	(15,841,225)	—
Swap contracts	—	—	(628,655)	—
Forward currency contracts	248,399	—	5,163,444	—
Foreign currency and foreign currency related transactions	(28,468)	—	(49,369)	—

Net change in unrealized appreciation (depreciation)	(33,459,679)	(585,423,031)	(397,656,484)	(60,698,646)

Net realized and unrealized gain (loss)	(15,175,018)	(344,233,995)	(205,934,067)	(57,066,308)

Net increase (decrease) in net assets resulting from operations	$(12,560,754)	$(335,757,499)	$(148,206,913)	$(45,180,902)

(a) Withholding tax:	$290,870	$—	$4,606,209	$—
(b) Foreign capital gains tax on net realized gain (loss):	$1,968	$—	$—	$—
(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$(2,118)	$—	$195,073	$—

102	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2018 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$1,518	$6,974	$151,374,405	$2,401
Interest	3	15	73,419,892	202
Dividends from affiliated issuers (Note 10)	2,200,613	9,652,026	—	3,883,590

Total investment income	2,202,134	9,659,015	224,794,297	3,886,193

Expenses:
Audit and tax fees	13,707	12,510	151,360	12,515
Custodian, fund accounting agent and transfer agent fees	26,938	30,563	2,000,127	27,858
Dividend expense on short sales	—	—	6,816,959	—
Legal fees	2,546	11,953	128,162	3,366
Registration fees	1,560	1,655	—	1,571
Trustees’ fees and related expenses (Note 5)	5,428	25,786	129,901	7,554
Interest expense and borrowing costs for investments sold short (Note 2)	—	—	471,189	—
Miscellaneous	4,564 *	8,642 *	121,904 *	4,324 *

Total expenses	54,743	91,109	9,819,602	57,188
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(48,783)	(62,925)	(2,220,194)	(48,908)

Net expenses	5,960	28,184	7,599,408	8,280

Net investment income (loss)	2,196,174	9,630,831	217,194,889	3,877,913

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	—	34,227,748	—
Investments in affiliated issuers	1,519,207	(52,212)	—	(448,843)
Investments in securities sold short	—	—	170,715,452	—
Realized gain distributions from affiliated issuers (Note 10)	11,276,944	44,259,293	—	—
Futures contracts	—	—	(25,585,308)	—
Written options	—	—	7,024,467	—
Swap contracts	—	—	7,085,008	—
Forward currency contracts	—	—	29,957,022	—
Foreign currency and foreign currency related transactions	—	—	(867,846)	—

Net realized gain (loss)	12,796,151	44,207,081	222,556,543 **	(448,843)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—	—	(778,222,704)	—
Investments in affiliated issuers	(18,854,719)	(118,346,994)	—	(48,177,236)
Investments in securities sold short	—	—	8,700,464	—
Futures contracts	—	—	(82,711,582)	—
Written options	—	—	(1,077,543)	—
Swap contracts	—	—	4,068,713	—
Forward currency contracts	—	—	34,925,277	—
Foreign currency and foreign currency related transactions	—	—	(204,472)	—

Net change in unrealized appreciation (depreciation)	(18,854,719)	(118,346,994)	(814,521,847)	(48,177,236)

Net realized and unrealized gain (loss)	(6,058,568)	(74,139,913)	(591,965,304)	(48,626,079)

Net increase (decrease) in net assets resulting from operations	$(3,862,394)	$(64,509,082)	$(374,770,415)	$(44,748,166)

(a) Withholding tax:	$—	$—	$18,774,721	$—
(b) Foreign capital gains tax on net realized gain (loss):	$—	$—	$335,884	$—
(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$—	$82,910	$—
* Includes printing expenses:	$3,396	$4,903	$9,877	$3,126

**	For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

See accompanying notes to the financial statements.	103

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2018 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$5,128,084	$9,352,205	$—	$4,986,829
Interest	48	6,964,382	1,828,031	2,282,020
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	2,427	177,293	2,194,641	1,123,252

Total investment income	5,130,559	16,493,880	4,022,672	8,392,101

Expenses:
Management fee (Note 5)	—	7,790,023	4,367,987	—
Shareholder service fee – Class III (Note 5)	—	22,126	—	—
Shareholder service fee – Class IV (Note 5)	—	6,021	—	—
Shareholder service fee – Class VI (Note 5)	—	492,636	218,399	—
Audit and tax fees	12,517	45,768	61,501	14,281
Custodian, fund accounting agent and transfer agent fees	27,264	153,304	68,767	52,072
Dividend expense on short sales	—	—	—	178,403
Legal fees	5,896	24,861	15,626	6,566
Registration fees	2,319	34,972	1,882	1,465
Trustees’ fees and related expenses (Note 5)	12,730	20,811	11,268	14,298
Interest expense and borrowing costs for investments sold short (Note 2)	—	—	—	85,149
Miscellaneous	5,079	32,523	18,607	11,824

Total expenses	65,805	8,623,045	4,764,037	364,058
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(51,829)	(276,553)	—	(84,565)

Net expenses	13,976	8,346,492	4,764,037	279,493

Net investment income (loss)	5,116,583	8,147,388	(741,365)	8,112,608

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	(254,004)	184,213,297	(1,787,622)
Investments in affiliated issuers	64,743	(781,391)	—	4,674,505
Realized gain distributions from affiliated issuers (Note 10)	—	—	—	10,845,672
Futures contracts	—	(20,146,381)	(1,169,451)	—
Written options	—	—	102,658	—
Swap contracts	—	—	—	171,660
Forward currency contracts	—	53,008,241	(195,350)	—
Foreign currency and foreign currency related transactions	—	1,868,707	(11,211)	1,512

Net realized gain (loss)	64,743	33,695,172	182,939,943	13,905,727

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	881,693	(126,538,231)	1,859,787
Investments in affiliated issuers	(92,603,361)	1,206,230	(24,160)	(54,127,491)
Investments in securities sold short	—	—	—	(2,558,088)
Futures contracts	—	(6,526,002)	1,067,000	—
Written options	—	—	140,592	—
Swap contracts	—	—	—	(75,139)
Forward currency contracts	—	(20,389,403)	(4,181)	—
Foreign currency and foreign currency related transactions	—	(44,706)	(3,699)	(659)

Net change in unrealized appreciation (depreciation)	(92,603,361)	(24,872,188)	(125,362,679)	(54,901,590)

Net realized and unrealized gain (loss)	(92,538,618)	8,822,984	57,577,264	(40,995,863)

Net increase (decrease) in net assets resulting from operations	$(87,422,035)	$16,970,372	$56,835,899	$(32,883,255)

(a) Withholding tax:	$—	$—	$57,933	$95,163

104	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Alpha Only Fund		Benchmark-Free Allocation Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,614,264	$4,191,623	$8,476,496	$276,830,059
Net realized gain (loss)	18,284,661	(6,145,710)	241,189,036	249,711,675
Change in net unrealized appreciation (depreciation)	(33,459,679)	13,893,648	(585,423,031)	808,309,413

Net increase (decrease) in net assets from operations	(12,560,754)	11,939,561	(335,757,499)	1,334,851,147

Distributions to shareholders from:
Net investment income
Class III	(27,835)	(104,020)	(5,248,770)	(113,187,765)
Class IV	(772,269)	(2,679,412)	(3,468,288)	(73,419,032)
Class MF	—	—	(6,832,480)	(136,226,196)

Total distributions from net investment income	(800,104)	(2,783,432)	(15,549,538)	(322,832,993)

Net share transactions (Note 9):
Class III	(24,308)	(387,767)	(194,794,071)	(463,077,586)
Class IV	(97,448,569)	(12,270,377)	(60,854,172)	(125,243,907)
Class MF	—	—	(380,652,123)	(658,879,382)

Increase (decrease) in net assets resulting from net share transactions	(97,472,877)	(12,658,144)	(636,300,366)	(1,247,200,875)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	207,255	1,805,688
Class IV	—	—	112,191	1,055,758
Class MF	—	—	227,404	2,043,593

Increase in net assets resulting from purchase premiums and redemption fees	—	—	546,850	4,905,039

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(97,472,877)	(12,658,144)	(635,753,516)	(1,242,295,836)

Total increase (decrease) in net assets	(110,833,735)	(3,502,015)	(987,060,553)	(230,277,682)

Net assets:
Beginning of period	230,331,397	233,833,412	13,540,179,952	13,770,457,634

End of period	$119,497,662	$230,331,397	$12,553,119,399	$13,540,179,952

Accumulated undistributed (distributions in excess of) net investment income	$525,103	$(1,289,057)	$(10,650,835)	$(3,577,793)

See accompanying notes to the financial statements.	105

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark-Free Fund		Global Asset Allocation Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$57,727,154	$98,773,297	$11,885,406	$54,584,348
Net realized gain (loss)	191,722,417	172,217,499	3,632,338	35,891,926
Change in net unrealized appreciation (depreciation)	(397,656,484)	278,770,548	(60,698,646)	184,349,065

Net increase (decrease) in net assets from operations	(148,206,913)	549,761,344	(45,180,902)	274,825,339

Distributions to shareholders from:
Net investment income
Class III	(12,716,161)	(126,068,577)	(6,964,930)	(61,208,240)

Total distributions from net investment income	(12,716,161)	(126,068,577)	(6,964,930)	(61,208,240)

Net share transactions (Note 9):
Class III	(759,449,314)	(332,857,369)	(231,543,519)	(162,848,213)

Increase (decrease) in net assets resulting from net share transactions	(759,449,314)	(332,857,369)	(231,543,519)	(162,848,213)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	207,484	1,394,003	136,172	890,639

Increase in net assets resulting from purchase premiums and redemption fees	207,484	1,394,003	136,172	890,639

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(759,241,830)	(331,463,366)	(231,407,347)	(161,957,574)

Total increase (decrease) in net assets	(920,164,904)	92,229,401	(283,553,179)	51,659,525

Net assets:
Beginning of period	4,486,488,935	4,394,259,534	2,475,604,557	2,423,945,032

End of period	$3,566,324,031	$4,486,488,935	$2,192,051,378	$2,475,604,557

Accumulated undistributed (distributions in excess of) net investment income	$49,327,308	$4,316,315	$6,853,906	$1,933,430

106	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,196,174	$13,476,279	$9,630,831	$62,996,031
Net realized gain (loss)	12,796,151	(12,629,429)	44,207,081	61,488,425
Change in net unrealized appreciation (depreciation)	(18,854,719)	128,701,084	(118,346,994)	331,592,435

Net increase (decrease) in net assets from operations	(3,862,394)	129,547,934	(64,509,082)	456,076,891

Distributions to shareholders from:
Net investment income
Class III	(2,396,264)	(18,007,301)	(5,334,598)	(70,822,350)

Total distributions from net investment income	(2,396,264)	(18,007,301)	(5,334,598)	(70,822,350)

Net share transactions (Note 9):
Class III	(2,597,675)	(635,039,526)	(245,186,721)	(264,039,968)

Increase (decrease) in net assets resulting from net share transactions	(2,597,675)	(635,039,526)	(245,186,721)	(264,039,968)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	1,263	522,102	39,335	887,839

Increase in net assets resulting from purchase premiums and redemption fees	1,263	522,102	39,335	887,839

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(2,596,412)	(634,517,424)	(245,147,386)	(263,152,129)

Total increase (decrease) in net assets	(8,855,070)	(522,976,791)	(314,991,066)	122,102,412

Net assets:
Beginning of period	469,282,822	992,259,613	2,328,920,630	2,206,818,218

End of period	$460,427,752	$469,282,822	$2,013,929,564	$2,328,920,630

Accumulated undistributed (distributions in excess of) net investment income	$1,193,129	$1,393,219	$5,615,286	$1,319,053

See accompanying notes to the financial statements.	107

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Implementation Fund		International Developed Equity Allocation Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$217,194,889	$280,077,196	$3,877,913	$20,855,069
Net realized gain (loss)	222,556,543	600,813,750	(448,843)	(4,311,611)
Change in net unrealized appreciation (depreciation)	(814,521,847)	329,325,797	(48,177,236)	108,212,184

Net increase (decrease) in net assets from operations	(374,770,415)	1,210,216,743	(44,748,166)	124,755,642

Distributions to shareholders from:
Net investment income
Core Class	(42,611,658)	(335,144,868)	—	—
Class III	—	—	(3,108,368)	(20,807,945)

Total distributions from net investment income	(42,611,658)	(335,144,868)	(3,108,368)	(20,807,945)

Net share transactions (Note 9):
Core Class	(636,731,036)	(600,296,581)	—	—
Class III	—	—	18,216,143	(40,941,783)

Increase (decrease) in net assets resulting from net share transactions	(636,731,036)	(600,296,581)	18,216,143	(40,941,783)

Purchase premiums and redemption fees (Notes 2 and 9):
Core Class	330,066	4,240,205	—	—
Class III	—	—	15,949	68,771

Increase in net assets resulting from purchase premiums and redemption fees	330,066	4,240,205	15,949	68,771

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(636,400,970)	(596,056,376)	18,232,092	(40,873,012)

Total increase (decrease) in net assets	(1,053,783,043)	279,015,499	(29,624,442)	63,074,685

Net assets:
Beginning of period	11,505,699,352	11,226,683,853	664,866,917	601,792,232

End of period	$10,451,916,309	$11,505,699,352	$635,242,475	$664,866,917

Accumulated undistributed (distributions in excess of) net investment income	$179,152,954	$4,569,723	$871,516	$101,971

108	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund		Consolidated SGM Major Markets Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,116,583	$32,701,985	$8,147,388	$2,462,962
Net realized gain (loss)	64,743	(2,354,468)	33,695,172	60,070,603
Change in net unrealized appreciation (depreciation)	(92,603,361)	185,788,303	(24,872,188)	(46,769,175)

Net increase (decrease) in net assets from operations	(87,422,035)	216,135,820	16,970,372	15,764,390

Distributions to shareholders from:
Net investment income
Class III	(6,649,866)	(33,024,114)	—	—

Total distributions from net investment income	(6,649,866)	(33,024,114)	—	—

Net realized gains
Class III	—	—	—	(180,594)
Class IV	—	—	—	(953,492)
Class VI	—	—	—	(56,853,796)

Total distributions from net realized gains	—	—	—	(57,987,882)

Net share transactions (Note 9):
Class III	(36,924,479)	(118,301,310)	3,857,548	20,704,296
Class IV	—	—	(385,307)	(42,897,635)
Class VI	—	—	(187,934,353)	439,311,501

Increase (decrease) in net assets resulting from net share transactions	(36,924,479)	(118,301,310)	(184,462,112)	417,118,162

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	114,511	713,905	—	—

Increase in net assets resulting from purchase premiums and redemption fees	114,511	713,905	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(36,809,968)	(117,587,405)	(184,462,112)	417,118,162

Total increase (decrease) in net assets	(130,881,869)	65,524,301	(167,491,740)	374,894,670

Net assets:
Beginning of period	1,151,327,485	1,085,803,184	1,882,281,651	1,507,386,981

End of period	$1,020,445,616	$1,151,327,485	$1,714,789,911	$1,882,281,651

Accumulated undistributed (distributions in excess of) net investment income	$108,594	$1,641,877	$5,833,108	$(2,314,280)

See accompanying notes to the financial statements.	109

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Special Opportunities Fund		Strategic Opportunities Allocation Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(741,365)	$(1,242,656)	$8,112,608	$51,040,647
Net realized gain (loss)	182,939,943	94,297,391	13,905,727	66,838,550
Change in net unrealized appreciation (depreciation)	(125,362,679)	192,334,667	(54,901,590)	153,597,624

Net increase (decrease) in net assets from operations	56,835,899	285,389,402	(32,883,255)	271,476,821

Distributions to shareholders from:
Net investment income
Class III	—	—	(3,227,397)	(55,183,123)
Class VI	—	(680,089)	—	—

Total distributions from net investment income	—	(680,089)	(3,227,397)	(55,183,123)

Net realized gains
Class III	—	—	(46,531,912)	(1,947,705)
Class VI	(225,776,660)	(67,496,961)	—	—

Total distributions from net realized gains	(225,776,660)	(67,496,961)	(46,531,912)	(1,947,705)

Net share transactions (Note 9):
Class III	—	—	(133,062,787)	(930,852,849)
Class VI	(418,280,487)	(175,366,785)	—	—

Increase (decrease) in net assets resulting from net share transactions	(418,280,487)	(175,366,785)	(133,062,787)	(930,852,849)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	192,588	1,948,317
Class VI	3,324,305	1,580,217	—	—

Increase in net assets resulting from purchase premiums and redemption fees	3,324,305	1,580,217	192,588	1,948,317

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(414,956,182)	(173,786,568)	(132,870,199)	(928,904,532)

Total increase (decrease) in net assets	(583,896,943)	43,425,784	(215,512,763)	(714,558,539)

Net assets:
Beginning of period	1,036,244,722	992,818,938	1,302,440,957	2,016,999,496

End of period	$452,347,779	$1,036,244,722	$1,086,928,194	$1,302,440,957

Accumulated undistributed (distributions in excess of) net investment income	$(2,536,523)	$(1,795,158)	$5,208,206	$322,995

110	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ALPHA ONLY FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017		2016		2015	2014				2018		2017		2016		2015	2014
Net asset value, beginning of period	$21.80		$20.96		$22.04		$22.93		$23.98	$24.22		$21.81		$20.97		$22.05		$22.95		$23.99	$24.24

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.31		0.41		0.35		0.37		0.34	0.53		0.31		0.39		0.37		0.39		0.35	0.58
Net realized and unrealized gain (loss)	(1.81)		0.68		(0.80)		(0.40)		(0.96)	(0.76)		(1.81)		0.71		(0.81)		(0.41)		(0.95)	(0.80)

Total from investment operations	(1.50)		1.09		(0.45)		(0.03)		(0.62)	(0.23)		(1.50)		1.10		(0.44)		(0.02)		(0.60)	(0.22)

Less distributions to shareholders:
From net investment income	(0.08)		(0.25)		(0.63)		(0.86)		(0.43)	(0.01)		(0.08)		(0.26)		(0.64)		(0.88)		(0.44)	(0.03)

Total distributions	(0.08)		(0.25)		(0.63)		(0.86)		(0.43)	(0.01)		(0.08)		(0.26)		(0.64)		(0.88)		(0.44)	(0.03)

Net asset value, end of period	$20.22		$21.80		$20.96		$22.04		$22.93	$23.98		$20.23		$21.81		$20.97		$22.05		$22.95	$23.99

Total Return(b)	(6.90	)%**	5.22%		(2.02)%		(0.06)%		(2.60)%	(0.94)%		(6.89	)%**	5.27%		(1.98)%		(0.03)%		(2.51)%	(0.93)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,237		$7,829		$7,852		$7,712		$26,695	$35,392		$112,260		$222,503		$225,982		$286,305		$3,333,388	$3,523,518
Net expenses to average daily net assets	0.69	%(c)*	0.67	%(c)	0.68	%(c)	0.66	%(c)	0.65%	0.30	%(c)(d)	0.63	%(c)*	0.62	%(c)	0.62	%(c)	0.60	%(c)	0.60%	0.26	%(c)(d)
Net investment income (loss) to average daily net assets(a)	2.94	%*	1.91%		1.62%		1.66%		1.44%	2.19%		2.86	%*	1.80%		1.69%		1.76%		1.46%	2.42%
Portfolio turnover rate	41	%(e)**	67	%(e)	22	%(e)	85%		123%	66%		41	%(e)**	67	%(e)	22	%(e)	85%		123%	66%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.26	%*	0.22%		0.20%		0.06%		0.04%	0.37	%(f)	0.21	%*	0.23%		0.20%		0.05%		0.04%	0.36	%(f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 108%, 135% and 80%, respectively, of the average value of its portfolio.

(f)	Ratios include indirect fees waived or borne by the Fund
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	111

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares									Class IV Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,							Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018	2017	2016(a)		2015(b)	2014(b)				2018	2017	2016(a)		2015(b)	2014(b)
Net asset value, beginning of period	$27.76		$25.78	$23.46	$27.04		$27.07	$25.77		$27.75		$25.78	$23.46	$27.03		$27.06	$25.75

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.01		0.52	0.37	0.19		0.38	0.48		0.02		0.58	0.40	0.20		0.36	0.46
Net realized and unrealized gain (loss)	(0.71)		2.12	2.35	(3.26)		0.86	1.57		(0.71)		2.06	2.33	(3.26)		0.89	1.61

Total from investment operations	(0.70)		2.64	2.72	(3.07)		1.24	2.05		(0.69)		2.64	2.73	(3.06)		1.25	2.07

Less distributions to shareholders:
From net investment income	(0.03)		(0.66)	(0.40)	(0.34)		(0.52)	(0.39)		(0.03)		(0.67)	(0.41)	(0.34)		(0.53)	(0.40)
From net realized gains	—		—	—	(0.17)		(0.75)	(0.36)		—		—	—	(0.17)		(0.75)	(0.36)

Total distributions	(0.03)		(0.66)	(0.40)	(0.51)		(1.27)	(0.75)		(0.03)		(0.67)	(0.41)	(0.51)		(1.28)	(0.76)

Net asset value, end of period	$27.03		$27.76	$25.78	$23.46		$27.04	$27.07		$27.03		$27.75	$25.78	$23.46		$27.03	$27.06

Total Return(d)	(2.52	)%**	10.28%	11.66%	(11.51)%		4.71%	8.03%		(2.47	)%**	10.30%	11.71%	(11.46)%		4.75%	8.12%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,834,186		$5,162,084	$5,248,863	$5,872,663		$6,040,891	$3,109,509		$2,623,225		$2,756,005	$2,663,418	$2,508,115		$3,363,711	$2,511,906
Net operating expenses to average daily net assets(e)	0.65	%*	0.65%	0.65%	0.66%		0.64%	0.59	%(f)	0.60	%*	0.60%	0.60%	0.61%		0.59%	0.54	%(f)
Interest and/or dividend expenses to average daily net assets(g)	—		—	—	0.02%		0.05%	—		—		—	—	0.02%		0.05%	—
Total net expenses to average daily net assets(e)	0.65	%*	0.65%	0.65%	0.68%		0.69%	0.59%		0.60	%*	0.60%	0.60%	0.63%		0.64%	0.54%
Net investment income (loss) to average daily net assets(c)	0.09	%*	1.93%	1.46%	0.73%		1.41%	1.79%		0.16	%*	2.13%	1.61%	0.80%		1.32%	1.73%
Portfolio turnover rate	8	%**	9%	7%	53	%(h)	84%	52%		8	%**	9%	7%	53	%(h)	84%	52%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.15	%*	0.16%	0.15%	0.16%		0.20%	0.27%		0.15	%*	0.16%	0.15%	0.16%		0.20%	0.27%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(j)	$0.01	$0.02	$0.01		$0.01	$0.03		$0.00	(j)	$0.01	$0.02	$0.01		$0.01	$0.03

(a)	The amounts shown, where applicable, are consolidated through the period ended July 31, 2015 (Note 2 - Basis of presentation and principles of consolidation).
(b)	Consolidated financial highlights (Note 2 - Basis of presentation and principles of consolidation).
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Interest and dividend expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or cleared swap contracts, if any, is included in the Fund’s net expenses.
(h)	Had the Fund not been consolidated for the year ended February 29, 2016, the portfolio turnover would have been 23%.
(i)	Ratios include indirect fees waived or borne by GMO.
(j)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

112	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class MF Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018	2017		2016(a)		2015(b)		2014(b)
Net asset value, beginning of period	$27.77		$25.80	$23.47		$27.04		$27.07		$25.76

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.02		0.56	0.35		0.19		0.37		0.49
Net realized and unrealized gain (loss)	(0.71)		2.08	2.39		(3.24)		0.88		1.58

Total from investment operations	(0.69)		2.64	2.74		(3.05)		1.25		2.07

Less distributions to shareholders:
From net investment income	(0.03)		(0.67)	(0.41)		(0.35)		(0.53)		(0.40)
From net realized gains	—		—	—		(0.17)		(0.75)		(0.36)

Total distributions	(0.03)		(0.67)	(0.41)		(0.52)		(1.28)		(0.76)

Net asset value, end of period	$27.05		$27.77	$25.80		$23.47		$27.04		$27.07

Total Return(d)	(2.47	)%**	10.29%	11.76%		(11.45)%		4.78%		8.11%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,095,709		$5,622,091	$5,858,177		$8,025,066		$12,255,179		$9,103,523
Net operating expenses to average daily net assets(e)	0.60	%*	0.60%	0.60	%(f)	0.58	%(f)	0.55	%(f)	0.53	%(g)
Interest and/or dividend expenses to average daily net assets(h)	—		—	—		0.02%		0.05%		—
Total net expenses to average daily net assets(e)	0.60	%*	0.60%	0.60	%(f)	0.60	%(f)	0.60	%(f)	0.53%
Net investment income (loss) to average daily net assets(c)	0.15	%*	2.06%	1.38%		0.77%		1.37%		1.83%
Portfolio turnover rate	8	%**	9%	7%		53	%(i)	84%		52%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(j)	0.15	%*	0.16%	0.16%		0.19%		0.23%		0.27%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(k)	$0.01	$0.02		$0.01		$0.01		$0.03

(a)	The amounts shown, where applicable, are consolidated through the period ended July 31, 2015 (Note 2 - Basis of presentation and principles of consolidation).
(b)	Consolidated financial highlights (Note 2 - Basis of presentation and principles of consolidation).
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Class MF net expenses include a supplemental support fee reduction (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Interest and dividend expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or cleared swap contracts, if any, is included in the Fund’s net expenses.
(i)	Had the Fund not been consolidated for the year ended February 29, 2016, the portfolio turnover would have been 23%.
(j)	Ratios include indirect fees waived or borne by GMO.
(k)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	113

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017		2016		2015		2014
Net asset value, beginning of period	$20.91		$18.95		$17.00		$20.30		$22.09		$21.33

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.29		0.46		0.43		0.58		0.61		0.59
Net realized and unrealized gain (loss)	(1.02)		2.10		2.01		(2.70)		0.61		1.45

Total from investment operations	(0.73)		2.56		2.44		(2.12)		1.22		2.04

Less distributions to shareholders:
From net investment income	(0.07)		(0.60)		(0.49)		(0.60)		(0.79)		(0.74)
From net realized gains	—		—		—		(0.58)		(2.22)		(0.54)

Total distributions	(0.07)		(0.60)		(0.49)		(1.18)		(3.01)		(1.28)

Net asset value, end of period	$20.11		$20.91		$18.95		$17.00		$20.30		$22.09

Total Return(b)	(3.48	)%**	13.59%		14.52%		(10.82)%		5.76%		9.66%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,566,324		$4,486,489		$4,394,260		$4,305,118		$5,052,362		$4,367,658
Net operating expenses to average daily net assets(c)	0.03	%*	0.02%		0.01%		0.00	%(d)	0.00	%(d)	0.00	%(d)(e)
Interest and/or dividend expenses to average daily net assets(f)	0.06	%*	0.00	%(g)	0.00	%(g)	—		—		—
Total net expenses to average daily net assets(c)	0.09	%*	0.02%		0.01%		0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	2.84	%*	2.29%		2.37%		3.09%		2.90%		2.67%
Portfolio turnover rate	34	%**	78	%(h)	83	%(h)	101%		60%		51%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.03%		0.04%		0.01%		0.00	%(i)	0.00	%(i)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(j)	$0.01		$0.00	(j)	$0.00	(j)	$0.00	(j)	$0.00	(j)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)	Ratio is less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 81% and 86%, respectively, of the average value of its portfolio.

(i)	Fees and expenses reimbursed by GMO were less than 0.01%.
(j)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

114	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017(a)		2016(a)	2015(a)	2014(a)
Net asset value, beginning of period	$33.31		$30.48		$27.60		$33.81	$35.40	$32.70

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.17		0.73		0.61		1.02	0.96	0.81
Net realized and unrealized gain (loss)	(0.78)		2.93		3.00		(4.53)	0.60	2.73

Total from investment operations	(0.61)		3.66		3.61		(3.51)	1.56	3.54

Less distributions to shareholders:
From net investment income	(0.10)		(0.83)		(0.73)		(1.14)	(1.29)	(0.84)
From net realized gains	—		—		—		(1.56)	(1.86)	—

Total distributions	(0.10)		(0.83)		(0.73)		(2.70)	(3.15)	(0.84)

Net asset value, end of period	$32.60		$33.31		$30.48		$27.60	$33.81	$35.40

Total Return(c)	(1.83	)%**	12.04%		13.21%		(10.98)%	4.55%	10.88%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,192,051		$2,475,605		$2,423,945		$3,317,792	$4,868,922	$5,362,913
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%		0.00%		0.00%	0.00%	0.00	%(f)
Net investment income (loss) to average daily net assets(b)	1.00	%*	2.24%		2.06%		3.33%	2.75%	2.33%
Portfolio turnover rate	10	%(g)**	20	%(g)	19	%(g)	20%	38%	46%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(h)	$0.01		$0.02		$0.01	$0.01	$0.01

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 11%, 22% and 18%, respectively, of the average value of its portfolio.

(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	115

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018	2017	2016	2015	2014
Net asset value, beginning of period	$22.88		$19.60	$17.40	$22.84	$25.00	$21.13

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.11		0.42	0.52	0.51	0.80	0.61
Net realized and unrealized gain (loss)	(0.30)		3.55	2.87	(3.64)	0.02 (b)	3.96

Total from investment operations	(0.19)		3.97	3.39	(3.13)	0.82	4.57

Less distributions to shareholders:
From net investment income	(0.12)		(0.69)	(0.55)	(0.52)	(0.82)	(0.70)
From net realized gains	—		—	(0.64)	(1.79)	(2.16)	—

Total distributions	(0.12)		(0.69)	(1.19)	(2.31)	(2.98)	(0.70)

Net asset value, end of period	$22.57		$22.88	$19.60	$17.40	$22.84	$25.00

Total Return(c)	(0.83	)%**	20.39%	20.03%	(14.81)%	3.32%	21.68%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$460,428		$469,283	$992,260	$1,432,776	$1,770,455	$1,591,060
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00	%(f)
Net investment income (loss) to average daily net assets(a)	0.95	%*	1.99%	2.78%	2.49%	3.34%	2.62%
Portfolio turnover rate	3	%**	5%	29%	14%	16%	36%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.01%	0.01%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(g)	$0.02	$0.01	$0.00 (g)	$0.00 (g)	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

116	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018	2017(a)	2016(a)	2015(a)		2014(a)
Net asset value, beginning of period	$26.86		$22.84	$19.71	$26.22	$28.29		$25.80

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.11		0.68	0.57	0.60	0.96		0.84
Net realized and unrealized gain (loss)	(0.87)		4.11	3.67	(4.47)	(0.03	)(c)	3.63

Total from investment operations	(0.76)		4.79	4.24	(3.87)	0.93		4.47

Less distributions to shareholders:
From net investment income	(0.06)		(0.77)	(0.70)	(0.60)	(0.90)		(0.87)
From net realized gains	—		—	(0.41)	(2.04)	(2.10)		(1.11)

Total distributions	(0.06)		(0.77)	(1.11)	(2.64)	(3.00)		(1.98)

Net asset value, end of period	$26.04		$26.86	$22.84	$19.71	$26.22		$28.29

Total Return(d)	(2.82	)%**	21.06%	21.93%	(15.96)%	3.37%		17.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,013,930		$2,328,921	$2,206,818	$2,879,168	$3,800,256		$2,948,319
Net expenses to average daily net assets(f)(g)	0.00	%*	0.00%	0.00%	0.00%	0.00%		0.00	%(e)
Net investment income (loss) to average daily net assets(b)	0.86	%*	2.67%	2.63%	2.58%	3.54%		3.02%
Portfolio turnover rate	4	%**	14%	27%	15%	21%		51%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%	0.01%	0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(h)	$0.01	$0.02	$0.01	$0.01		$0.01

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	Net expenses to average daily net assets were less than 0.01%.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	117

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED IMPLEMENTATION FUND

	Core Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017		2016		2015		2014
Net asset value, beginning of period	$14.09		$13.06		$11.80		$13.59		$12.71		$11.30

Income (loss) from investment operations:
Net investment income (loss)†	0.27		0.33		0.27		0.21		0.25		0.32
Net realized and unrealized gain (loss)	(0.73)		1.11		1.24		(2.00)		0.63		1.09

Total from investment operations	(0.46)		1.44		1.51		(1.79)		0.88		1.41

Less distributions to shareholders:
From net investment income	(0.05)		(0.41)		(0.25)		—		—		—

Total distributions	(0.05)		(0.41)		(0.25)		—		—		—

Net asset value, end of period	$13.58		$14.09		$13.06		$11.80		$13.59		$12.71

Total Return(a)	(3.23	)%**	11.12%		12.88%		(13.17)%		6.92%		12.48%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,451,916		$11,505,699		$11,226,684		$13,655,203		$15,915,866		$10,160,905
Net operating expenses to average daily net assets	0.01	%*	0.00	%(b)	0.00	%(b)	0.00	%(b)	0.00	%(b)	0.00	%(b)(c)
Interest and/or dividend expenses to average daily net assets(d)	0.13	%*	0.04%		0.05%		0.07%		0.07%		—
Total net expenses to average daily net assets	0.14	%*	0.04%		0.05%		0.07%		0.07%		0.00%
Net investment income (loss) to average daily net assets	3.89	%*	2.44%		2.11%		1.62%		1.89%		2.61%
Portfolio turnover rate	62	%**	146%		142%		127%		115%		65%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%		0.05%		0.05%		0.04%		0.08%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(e)	$0.01		$0.01		$0.01		—		—

(a)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(b)	Ratio is less than 0.01%.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)

Interest expense and dividend expense incurred as a result of entering into repurchase agreements, securities sold short and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

118	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018	2017	2016	2015	2014
Net asset value, beginning of period	$17.32		$14.72	$13.05	$16.88	$17.99	$14.86

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.10		0.53	0.45	0.48	0.74	0.54
Net realized and unrealized gain (loss)	(1.25)		2.61	1.79	(3.83)	(1.11)	3.16

Total from investment operations	(1.15)		3.14	2.24	(3.35)	(0.37)	3.70

Less distributions to shareholders:
From net investment income	(0.08)		(0.54)	(0.57)	(0.48)	(0.74)	(0.57)

Total distributions	(0.08)		(0.54)	(0.57)	(0.48)	(0.74)	(0.57)

Net asset value, end of period	$16.09		$17.32	$14.72	$13.05	$16.88	$17.99

Total Return(b)	(6.64	)%*	21.41%	17.37%	(20.09)%	(1.86)%	25.02%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$635,242		$664,867	$601,792	$942,823	$1,180,493	$1,150,492
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	1.17	%*	3.20%	3.14%	3.07%	4.24%	3.28%
Portfolio turnover rate	1	%**	5%	10%	14%	7%	52%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)	$0.00 (f)	$0.01	$0.00 (f)	$0.00 (f)	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	119

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018	2017(a)	2016(a)	2015(a)	2014(a)
Net asset value, beginning of period	$32.62		$27.49	$23.40	$31.71	$34.11	$31.29

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.15		0.93	0.84	0.84	1.32	1.05
Net realized and unrealized gain (loss)	(2.72)		5.19	4.15	(7.11)	(1.83)	3.96

Total from investment operations	(2.57)		6.12	4.99	(6.27)	(0.51)	5.01

Less distributions to shareholders:
From net investment income	(0.20)		(0.99)	(0.90)	(0.87)	(1.35)	(1.02)
From net realized gains	—		—	—	(1.17)	(0.54)	(1.17)

Total distributions	(0.20)		(0.99)	(0.90)	(2.04)	(1.89)	(2.19)

Net asset value, end of period	$29.85		$32.62	$27.49	$23.40	$31.71	$34.11

Total Return(c)	(7.89	)%**	22.38%	21.57%	(20.70)%	(1.30)%	16.22%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,020,446		$1,151,327	$1,085,803	$1,134,800	$1,595,039	$1,790,318
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00	%(f)
Net investment income (loss) to average daily net assets(b)	0.95	%*	3.00%	3.20%	2.92%	3.94%	3.15%
Portfolio turnover rate	1	%**	12%	7%	14%	18%	40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(g)	$0.02	$0.02	$0.01	$0.01	$0.02

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

120	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND

	Class III Shares									Class IV Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,							Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28, 2018		Period from October 26, 2016 (commencement of operations) through February 28, 2017
			2018		2017		2016	2015	2014
Net asset value, beginning of period	$31.87		$32.68		$33.25		$33.80	$32.18	$30.47	$31.76		$32.56		$35.27

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13		0.24		(0.21)		(0.26)	(0.25)	(0.22)	0.14		(0.09)		(0.05)
Net realized and unrealized gain (loss)	0.10		0.23		1.87		(0.29)	1.87 (b)	1.93	0.10		0.57		(0.62)

Total from investment operations	0.23		0.47		1.66		(0.55)	1.62	1.71	0.24		0.48		(0.67)

Less distributions to shareholders:
From net investment income	—		—		(1.01)		—	—	—	—		—		(0.82)
From net realized gains	—		(1.28)		(1.22)		—	—	—	—		(1.28)		(1.22)

Total distributions	—		(1.28)		(2.23)		—	—	—	—		(1.28)		(2.04)

Net asset value, end of period	$32.10		$31.87		$32.68		$33.25	$33.80	$32.18	$32.00		$31.76		32.56

Total Return(c)	0.72	%**	1.44%		5.12%		(1.63)%	5.03%	5.61%	0.76	%**	1.47%		(1.79	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,679		$26,630		$6,117		$24,020	$1,499,443	$1,662,189	$11,615		$11,903		$54,825
Net expenses to average daily net assets(d)	1.00	%*	1.00%		1.00%		0.85%	0.80%	0.75%	0.95	%*	0.95%		0.95	%*
Net investment income (loss) to average daily net assets(a)	0.80	%*	0.75%		(0.61)%		(0.79)%	(0.76)%	(0.70)%	0.85	%*	(0.27)%		(0.41	)%*
Portfolio turnover rate	39	%(e)**	106	%(e)	15	%(e)	29%	45%	97%	39	%(e)**	106	%(e)	15	%**(e)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.03%		0.04%		0.03%	0.08%	0.13%	0.03	%*	0.03%		0.05%

	Class VI Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28				Period from December 1, 2015 (commencement of operations) through February 29, 2016
			2018		2017
Net asset value, beginning of period	$31.78		$32.57		$33.26		$33.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.14		0.05		(0.16)		(0.05)
Net realized and unrealized gain (loss)	0.11		0.44		1.85		0.24

Total from investment operations	0.25		0.49		1.69		0.19

Less distributions to shareholders:
From net investment income	—		—		(1.16)		—
From net realized gains	—		(1.28)		(1.22)		—

Total distributions	—		(1.28)		(2.38)		—

Net asset value, end of period	$32.03		$31.78		$32.57		$33.26

Total Return(c)	0.79	%**	1.50%		5.22%		0.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,672,496		$1,843,748		$1,446,445		$1,297,025
Net expenses to average daily net assets(d)	0.91	%*	0.91%		0.91%		0.91	%*
Net investment income (loss) to average daily net assets(a)	0.89	%*	0.16%		(0.47)%		(0.59	)%*
Portfolio turnover rate	39	%(e)**	106	%(e)	15	%(e)	29	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.03%		0.04%		0.13%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 48%, 51% and 47%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	121

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SPECIAL OPPORTUNITIES FUND

	Class VI Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,			Period from July 28, 2014 (commencement of operations) through February 28, 2015
			2018	2017	2016
Net asset value, beginning of period	$25.27		$20.39	$18.65	$19.81	$20.00

Income (loss) from investment operations:
Net investment income (loss)†	(0.02)		(0.03)	0.21	0.16	(0.03)
Net realized and unrealized gain (loss)	1.66		6.57	2.23	(0.85)	(0.15	)(a)

Total from investment operations	1.64		6.54	2.44	(0.69)	(0.18)

Less distributions to shareholders:
From net investment income	—		(0.02)	(0.32)	(0.21)	(0.01)
From net realized gains	(7.30)		(1.64)	(0.38)	(0.26)	—

Total distributions	(7.30)		(1.66)	(0.70)	(0.47)	(0.01)

Net asset value, end of period	$19.61		$25.27	$20.39	$18.65	$19.81

Total Return(b)	6.81	%**	32.60%	13.21%	(3.64)%	(0.89	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$452,348		$1,036,245	$992,819	$1,138,735	$843,864
Net expenses to average daily net assets	1.20	%*	1.21%	1.23%	1.29%	1.36	%*
Net investment income (loss) to average daily net assets	(0.19	)%*	(0.12)%	1.05%	0.80%	(0.25	)%*
Portfolio turnover rate	6	%**	10%	87%	69%	64	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—	—	—	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.10		$0.04	$0.03	$0.07	$0.13

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

122	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,
			2018		2017		2016		2015		2014
Net asset value, beginning of period	$22.08		$19.76		$17.43		$21.89		$23.43		$21.47

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.15		0.58		0.51		0.75		0.76		0.68
Net realized and unrealized gain (loss)	(0.75)		2.39		2.36		(3.47)		0.44		2.96

Total from investment operations	(0.60)		2.97		2.87		(2.72)		1.20		3.64

Less distributions to shareholders:
From net investment income	(0.06)		(0.63)		(0.53)		(0.80)		(0.87)		(0.78)
From net realized gains	(0.86)		(0.02)		(0.01)		(0.94)		(1.87)		(0.90)

Total distributions	(0.92)		(0.65)		(0.54)		(1.74)		(2.74)		(1.68)

Net asset value, end of period	$20.56		$22.08		$19.76		$17.43		$21.89		$23.43

Total Return(b)	(2.69	)%**	15.10%		16.60%		(13.00)%		5.36%		17.24%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,086,928		$1,302,441		$2,016,999		$1,967,916		$2,449,194		$2,455,863
Net operating expenses to average daily net assets(c)	0.00	%(d)*	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)(e)
Interest and/or dividend expenses to average daily net assets(f)	0.05	%*	—		—		—		—		—
Total net expenses to average daily net assets(c)	0.05	%*	—		—		—		—		—
Net investment income (loss) to average daily net assets(a)	1.36	%*	2.73%		2.69%		3.80%		3.31%		2.99%
Portfolio turnover rate	20	%(g)**	20	%(g)	28	%(g)	65%		30%		53%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(h)	$0.02		$0.00	(h)	$0.00	(h)	$0.00	(h)	$0.00	(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Interest and dividend expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or cleared swap contracts, if any, is included in the Fund’s net expenses.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2018 and the years ended February 28, 2018 and February 28, 2017, including transactions in USTF, was 20%, 25% and 39%, respectively, of the average value of its portfolio.

(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	123

GMO Trust Funds

Notes to Financial Statements

August 31, 2018 (Unaudited)

1.	Organization

Each of Alpha Only Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund, (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Implementation Fund, Special Opportunities Fund, and SGM Major Markets Fund may also invest in their wholly-owned subsidiaries, GMO Implementation SPC Ltd., GMO Special Opportunities SPC Ltd. and GMO Alternative Asset SPC Ltd., respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds.” As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Alpha Only Fund	FTSE 3-Month Treasury Bill Index	Total return greater than benchmark
Benchmark-Free Allocation Fund	Not Applicable	Positive total return, not relative return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Bloomberg Barclays U.S. Aggregate Index)	Total return greater than benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than benchmark
Implementation Fund	Not Applicable	Positive total return, not relative return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than benchmark
SGM Major Markets Fund	Not Applicable	Long-term total return
Special Opportunities Fund	Not Applicable	Positive total return
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Bloomberg Barclays U.S. Aggregate Index)	Total return greater than benchmark

Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund currently limit subscriptions.

Global Developed Equity Allocation Fund is currently distributed in Switzerland. The distribution of shares in Switzerland will be exclusively made to, and directed at, qualified investors as defined in the Swiss Collective Investment Schemes Act of 23 June 2006, as amended, and its implementing ordinance.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Basis of presentation and principles of consolidation: Benchmark-Free Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund

Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries Implementation SPC Ltd., Special Opportunities SPC Ltd., and Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively, and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of each wholly-owned subsidiary. Prior to August 1, 2015, Benchmark-Free Allocation Fund (“BFAF”) included the accounts of its wholly-owned subsidiary, Implementation Fund. Effective August 1, 2015, BFAF was no longer the sole shareholder of Implementation Fund, thus consolidation was no longer required. The accompanying Financial Highlights for BFAF include the accounts of Implementation Fund through July 31, 2015. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2018, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, if any, that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2018. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below and are described in the disclosures of the underlying funds.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds. See the table below for information about securities for which no alternative pricing source was available.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, fair valued using inputs obtained from an independent pricing service, or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2018 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)	Single source; No alternative pricing source was available
Alpha Only Fund	—	61%	—
Benchmark-Free Allocation Fund	< 1%	37%	2%
Benchmark-Free Fund	< 1%	44%	2%
Global Asset Allocation Fund	< 1%	39%	< 1%
Global Developed Equity Allocation Fund	< 1%	55%	—
Global Equity Allocation Fund	< 1%	62%	—
Consolidated Implementation Fund	< 1%	47%	1%
International Developed Equity Allocation Fund	< 1%	94%	—
International Equity Allocation Fund	< 1%	92%	—
Consolidated SGM Major Markets Fund	—	< 1%	—
Consolidated Special Opportunities Fund	—	11%	—
Strategic Opportunities Allocation Fund	< 1%	46%	1%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). Other than Funds with investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes) or as disclosed in the Asset and Liability Valuation Inputs table below, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at August 31, 2018.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,106,315	$—	$1,106,315
Austria	—	351,180	—	351,180
Belgium	—	87,891	—	87,891
Brazil	26,444	2,549,180	—	2,575,624
Chile	—	16,307	—	16,307
China	43,328	14,351,945	—	14,395,273
Colombia	11,352	—	—	11,352
Czech Republic	—	15,540	—	15,540

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Alpha Only Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Denmark	$—	$7,432	$—		$7,432
Egypt	—	10,410	—		10,410
Finland	—	471,231	—		471,231
France	21,425	1,804,482	—		1,825,907
Germany	—	3,780,354	—		3,780,354
Greece	—	—	36,561		36,561
Hong Kong	—	590,070	—		590,070
Hungary	—	49,758	—		49,758
India	—	3,746,677	—		3,746,677
Indonesia	—	199,360	—		199,360
Ireland	—	6,718	—		6,718
Israel	—	171,964	—		171,964
Italy	237,829	1,244,882	—		1,482,711
Japan	—	8,347,294	—		8,347,294
Malaysia	—	423,966	0	§	423,966
Mexico	1,133,671	—	—		1,133,671
Netherlands	—	1,045,023	—		1,045,023
New Zealand	—	28,776	—		28,776
Norway	—	1,158,402	—		1,158,402
Philippines	—	63,855	—		63,855
Poland	—	153,714	—		153,714
Portugal	—	44,339	—		44,339
Qatar	—	11,213	—		11,213
Russia	—	534,145	—		534,145
Singapore	—	206,392	—		206,392
South Africa	—	3,432,075	—		3,432,075
South Korea	460,377	3,723,949	—		4,184,326
Spain	—	644,176	—		644,176
Sweden	—	1,441,335	—		1,441,335
Switzerland	—	3,741,934	—		3,741,934
Taiwan	877,712	6,107,072	—		6,984,784
Thailand	—	2,194,175	—		2,194,175
Turkey	—	788,774	—		788,774
United Arab Emirates	—	17,918	—		17,918
United Kingdom	1,285,900	6,555,223	—		7,841,123
United States	29,785,962	—	—		29,785,962

TOTAL COMMON STOCKS	33,884,000	71,225,446	36,561		105,146,007

Preferred Stocks
Brazil	16,656	158,659	—		175,315
Colombia	14,927	—	—		14,927
Germany	—	364,103	—		364,103
Russia	—	15,231	—		15,231
South Korea	—	582,948	—		582,948

TOTAL PREFERRED STOCKS	31,583	1,120,941	—		1,152,524

Rights/Warrants
Thailand	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$7,476,175	$—	$—	$7,476,175

TOTAL MUTUAL FUNDS	7,476,175	—	—	7,476,175

Short-Term Investments	7,818,013	—	—	7,818,013

Total Investments	49,209,771	72,346,387	36,561	121,592,719

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	463,811	—	463,811

Total	$49,209,771	$72,810,198	$36,561	$122,056,530

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(77,608)	$—	$(77,608)
Futures Contracts
Equity Risk	(4,276,176)	—	—	(4,276,176)

Total	$(4,276,176)	$(77,608)	$—	$(4,353,784)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$12,552,472,324	$—	$—	$12,552,472,324
Short-Term Investments	7,583,551	—	—	7,583,551

Total Investments	12,560,055,875	—	—	12,560,055,875

Total	$12,560,055,875	$—	$—	$12,560,055,875

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$29,766,873	$—	$29,766,873
Austria	—	6,982,677	—	6,982,677
Belgium	—	1,851,216	—	1,851,216
Brazil	1,737,121	37,211,648	—	38,948,769
Canada	57,794,676	—	—	57,794,676
Chile	—	67,998	—	67,998
China	8,399,367	197,273,757	—	205,673,124
Colombia	2,463,871	—	—	2,463,871
Czech Republic	—	221,434	—	221,434
Denmark	1,784,871	6,855,927	—	8,640,798
Egypt	—	9,052	—	9,052
Finland	—	8,920,493	—	8,920,493
France	8,257,681	37,713,979	—	45,971,660
Germany	—	73,743,520	—	73,743,520
Greece	—	—	67,166	67,166
Hong Kong	—	19,196,324	—	19,196,324
Hungary	—	1,215,368	—	1,215,368
India	—	55,453,565	—	55,453,565
Indonesia	52,074	5,514,637	—	5,566,711
Ireland	1,877,652	—	—	1,877,652

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Israel	$—	$824,737	$—	$824,737
Italy	10,676,640	19,863,277	—	30,539,917
Japan	—	173,075,765	—	173,075,765
Malaysia	—	5,229,385	—	5,229,385
Mexico	21,388,701	—	—	21,388,701
Netherlands	—	12,634,564	—	12,634,564
New Zealand	—	1,476,693	—	1,476,693
Norway	—	24,437,103	—	24,437,103
Pakistan	—	137,840	—	137,840
Peru	109,010	—	—	109,010
Philippines	—	1,053,266	—	1,053,266
Poland	—	5,066,103	—	5,066,103
Portugal	—	560,664	—	560,664
Qatar	—	1,227,584	—	1,227,584
Russia	1,245,550	23,482,770	—	24,728,320
Singapore	—	4,812,328	—	4,812,328
South Africa	39,260	50,908,012	—	50,947,272
South Korea	5,774,220	62,591,000	—	68,365,220
Spain	—	10,626,914	—	10,626,914
Sweden	—	36,373,607	—	36,373,607
Switzerland	130,480	40,205,460	—	40,335,940
Taiwan	5,669,145	89,654,896	—	95,324,041
Thailand	—	28,125,758	—	28,125,758
Turkey	—	13,710,089	—	13,710,089
United Arab Emirates	—	976,044	—	976,044
United Kingdom	11,327,592	96,479,158	—	107,806,750
United States	150,725,147	—	—	150,725,147

TOTAL COMMON STOCKS	289,453,058	1,185,531,485	67,166	1,475,051,709

Preferred Stocks
Brazil	—	9,708,528	—	9,708,528
Colombia	26,944	—	—	26,944
Germany	—	2,741,634	—	2,741,634
Russia	—	2,736,137	—	2,736,137
South Korea	—	13,367,627	—	13,367,627
Sweden	—	94,852	—	94,852
Taiwan	—	29,243	—	29,243

TOTAL PREFERRED STOCKS	26,944	28,678,021	—	28,704,965

Rights/Warrants
Thailand	74,814	—	—	74,814

TOTAL RIGHTS/WARRANTS	74,814	—	—	74,814

Investment Funds
United States	1,734,614	—	—	1,734,614

TOTAL INVESTMENT FUNDS	1,734,614	—	—	1,734,614

Debt Obligations
United States	161,862,888	592,084,194	—	753,947,082

TOTAL DEBT OBLIGATIONS	161,862,888	592,084,194	—	753,947,082

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$1,113,718,893	$—	$—	$1,113,718,893

TOTAL MUTUAL FUNDS	1,113,718,893	—	—	1,113,718,893

Short-Term Investments	18,223,136	199,446,644	—	217,669,780

Total Investments	1,585,094,347	2,005,740,344	67,166	3,590,901,857

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,230,442	—	2,230,442
Swap Contracts
Equity Risk	—	37,304	—	37,304

Total	$1,585,094,347	$2,008,008,090	$67,166	$3,593,169,603

Liability Valuation Inputs
Common Stocks
Brazil	$(2,643,435)	$—	$—	$(2,643,435)
Canada	(5,511,435)	—	—	(5,511,435)
Denmark	—	(1,168,643)	—	(1,168,643)
Finland	—	(39,707)	—	(39,707)
France	—	(2,094,194)	—	(2,094,194)
Germany	—	(6,169,376)	—	(6,169,376)
Israel	(1,188,536)	—	—	(1,188,536)
Italy	—	(5,477,322)	—	(5,477,322)
Japan	—	(7,081,894)	—	(7,081,894)
Netherlands	—	(618,318)	—	(618,318)
Singapore	—	(73,496)	—	(73,496)
Spain	—	(6,606,422)	—	(6,606,422)
Sweden	—	(45,218)	—	(45,218)
Switzerland	—	(2,838,305)	—	(2,838,305)
United Kingdom	—	(3,922,527)	—	(3,922,527)
United States	(1,408,279)	—	—	(1,408,279)

TOTAL COMMON STOCKS	(10,751,685)	(36,135,422)	—	(46,887,107)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(353,507)	—	(353,507)
Futures Contracts
Equity Risk	(12,540,909)	—	—	(12,540,909)
Swap Contracts
Equity Risk	—	(665,959)	—	(665,959)

Total	$(23,292,594)	$(37,154,888)	$—	$(60,447,482)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,191,777,680	$—	$—	$2,191,777,680
Debt Obligations
Asset-Backed Securities	—	55,973	—	55,973

TOTAL DEBT OBLIGATIONS	—	55,973	—	55,973

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Global Asset Allocation Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$315,238	$—	$—	$315,238

Total Investments	2,192,092,918	55,973	—	2,192,148,891

Total	$2,192,092,918	$55,973	$—	$2,192,148,891

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$460,355,817	$—	$—	$460,355,817
Short-Term Investments	121,679	—	—	121,679

Total Investments	460,477,496	—	—	460,477,496

Total	$460,477,496	$—	$—	$460,477,496

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,013,440,565	$—	$—	$2,013,440,565
Short-Term Investments	656,642	—	—	656,642

Total Investments	2,014,097,207	—	—	2,014,097,207

Total	$2,014,097,207	$—	$—	$2,014,097,207

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$102,646,178	$—	$102,646,178
Austria	—	27,035,385	—	27,035,385
Belgium	—	8,657,425	—	8,657,425
Brazil	22,436,987	128,864,478	—	151,301,465
Canada	189,484,519	—	—	189,484,519
Chile	—	1,183,490	—	1,183,490
China	31,436,425	812,673,509	—	844,109,934
Colombia	11,568,086	—	—	11,568,086
Czech Republic	—	2,294,668	—	2,294,668
Denmark	5,236,605	19,745,778	—	24,982,383
Egypt	—	129,694	—	129,694
Finland	—	32,180,897	—	32,180,897
France	19,017,334	128,066,283	—	147,083,617
Germany	—	293,671,364	—	293,671,364
Greece	—	505,928	—	505,928
Hong Kong	—	56,945,469	—	56,945,469
Hungary	—	4,495,847	—	4,495,847
India	—	171,936,036	—	171,936,036
Indonesia	1,053,315	51,767,348	—	52,820,663
Ireland	4,664,326	52,683	—	4,717,009
Israel	23,474,902	15,912,085	—	39,386,987
Italy	31,075,593	74,450,340	—	105,525,933
Japan	—	578,352,108	—	578,352,108
Malaysia	—	16,912,282	—	16,912,282
Mexico	127,439,367	—	—	127,439,367
Netherlands	32,906,362	49,105,836	—	82,012,198
New Zealand	—	2,844,871	—	2,844,871
Norway	—	72,212,945	—	72,212,945

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Pakistan	$—	$1,633,976	$—	$1,633,976
Philippines	—	12,863,795	—	12,863,795
Poland	—	69,985,792	—	69,985,792
Portugal	—	2,256,625	—	2,256,625
Qatar	—	25,704,874	—	25,704,874
Russia	15,984,601	259,665,427	—	275,650,028
Singapore	—	14,272,940	—	14,272,940
South Africa	541,788	259,531,776	—	260,073,564
South Korea	17,951,712	243,416,358	—	261,368,070
Spain	25,203,259	34,242,129	—	59,445,388
Sweden	—	116,063,344	—	116,063,344
Switzerland	—	155,141,883	—	155,141,883
Taiwan	40,745,212	521,705,781	—	562,450,993
Thailand	—	159,548,871	—	159,548,871
Turkey	316,646	98,682,877	—	98,999,523
United Arab Emirates	—	12,967,608	—	12,967,608
United Kingdom	101,612,975	306,941,451	—	408,554,426
United States	1,002,428,640	1,480,812	4,652,628	1,008,562,080

TOTAL COMMON STOCKS	1,704,578,654	4,948,749,246	4,652,628	6,657,980,528

Preferred Stocks
Brazil	8,841	32,689,585	—	32,698,426
Germany	—	14,748,228	—	14,748,228
Russia	—	13,806,431	—	13,806,431
South Korea	—	47,925,562	—	47,925,562
Taiwan	—	445,387	—	445,387

TOTAL PREFERRED STOCKS	8,841	109,615,193	—	109,624,034

Rights/Warrants
Brazil	—	—	436,824	436,824
Canada	—	—	137,808	137,808
Thailand	362,657	—	—	362,657
United States	—	—	130,841	130,841

TOTAL RIGHTS/WARRANTS	362,657	—	705,473	1,068,130

Investment Funds
United States	35,554,467	—	—	35,554,467

TOTAL INVESTMENT FUNDS	35,554,467	—	—	35,554,467

Debt Obligations
Italy	—	4,112,828	—	4,112,828
Jamaica	—	6,305,356	—	6,305,356
Japan	—	365,016,854	—	365,016,854
Luxembourg	—	—	6,069,889	6,069,889
Puerto Rico	1,368,750	18,717,566	—	20,086,316
Spain	—	—	4,987,421	4,987,421
United States	951,482,870	1,825,597,967	43,408,370	2,820,489,207

TOTAL DEBT OBLIGATIONS	952,851,620	2,219,750,571	54,465,680	3,227,067,871

Mutual Funds
United States	43,733,040	—	—	43,733,040

TOTAL MUTUAL FUNDS	43,733,040	—	—	43,733,040

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$123,009,874	$293,477,628	$—	$416,487,502
Purchased Options	2,375,845	—	799,510	3,175,355

Total Investments	2,862,474,998	7,571,592,638	60,623,291	10,494,690,927

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	18,872,718	—	18,872,718
Swap Contracts
Credit Risk	—	1,555,431	—	1,555,431
Equity Risk	—	4,498	—	4,498
Interest Rate Risk	—	7,595,247	—	7,595,247

Total	$2,862,474,998	$7,599,620,532	$60,623,291	$10,522,718,821

Liability Valuation Inputs
Common Stocks
Brazil	$(9,681,039)	$—	$—	$(9,681,039)
Canada	(20,192,254)	—	—	(20,192,254)
China	(36,000,257)	—	—	(36,000,257)
Denmark	—	(2,951,578)	—	(2,951,578)
France	—	(6,403,772)	—	(6,403,772)
Germany	—	(22,072,712)	—	(22,072,712)
Israel	(1,591,362)	—	—	(1,591,362)
Italy	—	(15,077,266)	—	(15,077,266)
Japan	—	(56,677,611)	—	(56,677,611)
Netherlands	—	(1,304,877)	—	(1,304,877)
Singapore	—	(452,242)	—	(452,242)
Spain	—	(13,457,532)	—	(13,457,532)
Switzerland	—	(13,177,723)	—	(13,177,723)
United Kingdom	—	(14,255,233)	—	(14,255,233)
United States	(136,221,910)	—	—	(136,221,910)

TOTAL COMMON STOCKS	(203,686,822)	(145,830,546)	—	(349,517,368)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(8,697,555)	—	(8,697,555)
Futures Contracts
Equity Risk	(62,026,499)	—	—	(62,026,499)
Written Options
Equity Risk	(1,560,905)	—	—	(1,560,905)
Swap Contracts
Equity Risk	—	(1,843,355)	—	(1,843,355)
Interest Rate Risk	—	(6,600,284)	—	(6,600,284)

Total	$(267,274,226)	$(162,971,740)	$—	$(430,245,966)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$635,059,954	$—	$—	$635,059,954
Short-Term Investments	241,796	—	—	241,796

Total Investments	635,301,750	—	—	635,301,750

Total	$635,301,750	$—	$—	$635,301,750

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,020,151,473	$—	$—	$1,020,151,473
Short-Term Investments	356,878	—	—	356,878

Total Investments	1,020,508,351	—	—	1,020,508,351

Total	$1,020,508,351	$—	$—	$1,020,508,351

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$768,565,138	$—	$—	$768,565,138
U.S. Government Agency	348,966,754	—	—	348,966,754

TOTAL DEBT OBLIGATIONS	1,117,531,892	—	—	1,117,531,892

Short-Term Investments	596,548,736	17,204,641	—	613,753,377

Total Investments	1,714,080,628	17,204,641	—	1,731,285,269

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	6,305,016	—	6,305,016
Futures Contracts
Equity Risk	—	3,055,025	—	3,055,025
Interest Rate Risk	2,395,440	—	—	2,395,440
Physical Commodity Contract Risk	5,582,905	—	—	5,582,905

Total	$1,722,058,973	$26,564,682	$—	$1,748,623,655

Liability Valuation Inputs
Forward Currency Contracts
Foreign Currency Risk	$—	$(15,066,893)	$—	$(15,066,893)
Futures Contracts
Equity Risk	(34,386,427)	(11,498,298)	—	(45,884,725)
Interest Rate Risk	(120,210)	—	—	(120,210)

Total	$(34,506,637)	$(26,565,191)	$—	$(61,071,828)

Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Canada	$—	$—	$45,977	$45,977
Germany	—	18,234,282	—	18,234,282
Netherlands	21,427,250	—	—	21,427,250
United Kingdom	—	32,732,492	—	32,732,492
United States	260,557,964	—	—	260,557,964

TOTAL COMMON STOCKS	281,985,214	50,966,774	45,977	332,997,965

Short-Term Investments	118,908,642	—	—	118,908,642

Total Investments	400,893,856	50,966,774	45,977	451,906,607

Total	$400,893,856	$50,966,774	$45,977	$451,906,607

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Consolidated Special Opportunities Fund (continued)
Liability Valuation Inputs
Written Options
Equity Risk	$(229,000)	$—	$—		$(229,000)

Total	$(229,000)	$—	$—		$(229,000)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,113,824	$—		$1,113,824
Austria	—	238,952	—		238,952
Belgium	—	31,660	—		31,660
Brazil	—	2,172,196	—		2,172,196
Canada	2,780,039	—	—		2,780,039
China	—	4,297,120	—		4,297,120
Denmark	108,174	241,208	—		349,382
France	441,568	1,276,055	—		1,717,623
Germany	—	3,259,506	—		3,259,506
Hong Kong	—	996,807	—		996,807
India	982,421	—	—		982,421
Ireland	44,706	—	—		44,706
Italy	680,978	1,502,466	—		2,183,444
Japan	—	10,590,568	—		10,590,568
Malaysia	—	152,000	—		152,000
Malta	—	—	0	§	0§
Mexico	19,325	—	—		19,325
Netherlands	—	124,038	—		124,038
New Zealand	—	9,387	—		9,387
Norway	—	1,166,290	—		1,166,290
Poland	—	23,724	—		23,724
Portugal	—	17,139	—		17,139
Singapore	—	43,567	—		43,567
South Africa	—	937,712	—		937,712
South Korea	494,190	892,144	—		1,386,334
Spain	—	142,299	—		142,299
Sweden	—	2,748,390	—		2,748,390
Switzerland	—	374,817	—		374,817
Taiwan	—	1,652,430	—		1,652,430
Thailand	—	25,198	—		25,198
United Kingdom	191,400	5,007,870	—		5,199,270
United States	61,229,746	—	—		61,229,746

TOTAL COMMON STOCKS	66,972,547	39,037,367	0	§	106,009,914

Preferred Stocks
Germany	—	707,709	—		707,709

TOTAL PREFERRED STOCKS	—	707,709	—		707,709

Debt Obligations
United States	—	86,094,937	—		86,094,937

TOTAL DEBT OBLIGATIONS	—	86,094,937	—		86,094,937

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$916,387,200	$—	$—	$916,387,200

TOTAL MUTUAL FUNDS	916,387,200	—	—	916,387,200

Short-Term Investments	1,195,166	—	—	1,195,166

Total Investments	984,554,913	125,840,013	0§	1,110,394,926

Liability Valuation Inputs
Common Stocks
Brazil	$(268,677)	$—	$—	$(268,677)
Canada	(1,307,316)	—	—	(1,307,316)
France	—	(457,497)	—	(457,497)
Germany	—	(1,669,831)	—	(1,669,831)
Italy	—	(121,685)	—	(121,685)
Japan	—	(1,366,351)	—	(1,366,351)
Netherlands	—	(40,777)	—	(40,777)
Portugal	—	(118,680)	—	(118,680)
Spain	—	(854,823)	—	(854,823)
Switzerland	—	(787,511)	—	(787,511)
United Kingdom	—	(456,187)	—	(456,187)
United States	(15,997,273)	—	—	(15,997,273)

TOTAL COMMON STOCKS	(17,573,266)	(5,873,342)	—	(23,446,608)

Derivatives^
Swap Contracts
Equity Risk	—	(75,139)	—	(75,139)

Total	$(17,573,266)	$(5,948,481)	$—	$(23,521,747)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

The tables above are based on market values or unrealized appreciation/(depreciation), in the case of forward currency contracts, rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2018.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2018, there were no significant transfers between Level 1 and Level 2.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2018	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†		Transfer out of Level 3†	Balances as of August 31, 2018	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2018
Alpha Only Fund
Common Stocks
Greece	$—	$—	$—	$—	$—	$—	$36,561	‡	$—	$36,561	$—
Rights/Warrants
Brazil	5,671	—	0	—	0	(5,671)	—		—	—	—

Total Investments	$5,671	$—	$0	$—	$0	$(5,671)	$36,561		$—	$36,561	$—

Benchmark-Free Fund
Common Stocks
Greece	$—	$—	$—	$—	$—	$—	$67,166	‡	$—	$67,166	$—
Rights/Warrants
Brazil	113,625	—	0	—	0	(113,625)	—		—	—	—

Total Investments	$113,625	$—	$0	$—	$0	$(113,625)	$67,166		$—	$67,166	$—

Consolidated Implementation Fund
Common Stocks
United Kingdom	$—	$—	$—	$—	$(235,198)	$235,198	$—		$—	$—	$—
United States	—	4,733,782		—	—	(81,154)	—		—	4,652,628	(81,154)
Rights/Warrants
Brazil	203,741	519,966	0	—	—	(286,883)	—		—	436,824	(83,142)
Canada	217,232	—	—	—	—	(79,424)	—		—	137,808	(71,715)
United States	48,966	—	(6,110)	—	(105,144)	193,129	—		—	130,841	104,672
Debt Obligations
Bank Loans
Luxembourg	—	6,038,500	(16,213)	16,769	475	30,358	—		—	6,069,889	30,358
Spain	6,460,857	954,915	(3,785,043)	(8,996)	(119,455)	(6,765)	—		—	3,495,513	(6,765)
United States	24,534,800	19,554,057	(10,508,389)	199,562	159,475	(684,730)	—		—	33,254,775	(684,730)
Corporate Debt											—
Brazil	30,260,306	—	(27,088,798)	5,152,097	(17,181,152)	8,857,547	—		—	—	—
Spain	2,788,545	72,974	(1,292,834)	(3,959)	(24,692)	(48,126)	—		—	1,491,908	(48,126)
United States	1,269,450	1,694,560	(350,075)	27,516	17,666	93,378	7,401,100		—	10,153,595	93,378

Total Investments	$65,783,897	$33,568,754	$(43,047,462)	$5,382,989	$(17,488,025)	$8,222,528	$7,401,100		$—	$59,823,781	$(747,224)

Purchased Options
United States	$—	$849,684	$—	$—	$—	$(50,174)	$—		$—	$799,510	$(50,174)

Total Investments	$65,783,897	$34,418,438	$(43,047,462)	$5,382,989	$(17,488,025)	$8,172,354	$7,401,100		$—	$60,623,291	$(797,398)

Consolidated Special Opportunities Fund
Common Stocks
Canada	$70,137	$—	$—	$—	$—	$(24,160)	$—		$—	$45,977	$(24,160)

Total Investments	$70,137	$—	$—	$—	$—	$(24,160)	$—		$—	$45,977	$(24,160)

†	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of August 31, 2018 were as follows:

Fund Name	Level 3 securities and derivatives
Alpha Only Fund	< 1%
Benchmark-Free Allocation Fund	1%
Benchmark-Free Fund	< 1%
Global Asset Allocation Fund	< 1%
Global Developed Equity Allocation Fund	< 1%
Global Equity Allocation Fund	< 1%
Consolidated Implementation Fund	1%
International Developed Equity Allocation Fund	< 1%
International Equity Allocation Fund	< 1%
Consolidated SGM Major Markets Fund	—
Consolidated Special Opportunities Fund	< 1%
Strategic Opportunities Allocation Fund	1%

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. As of August 31, 2018, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at period end. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Gross Value	Weighted Average Maturity (days)
Benchmark-Free Fund	Daiwa Capital Markets	$115,734,491	4
Consolidated Implementation Fund	Nomura Securities International, Inc.	149,999,882	4

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Some Funds may loan their portfolio securities through an “enhanced custody” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian, or by lending securities held in the Fund’s custodial account to the custodian. The loans will be secured by collateral from the custodian equal at all times to at least 100% of the market value of the loaned securities. For its participation in the enhanced custody program, the Fund will pay the custodian a securities borrow fee and a financing charge. The following table provides the value of securities on loan under this program as of August 31, 2018:

Fund Name	Value of securities on loan ($)
Benchmark-Free Fund	25,760,595
Implementation Fund	118,828,587
Strategic Opportunities Allocation Fund	11,363,020

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Alternative Asset SPC Ltd., Implementation SPC Ltd. and Special Opportunities SPC Ltd. are wholly-owned subsidiaries of SGM Major Markets Fund, Implementation Fund and Special Opportunities Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2018, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

As of February 28, 2018, certain Funds elected to defer to March 1, 2018 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses ($)
Alpha Only Fund	(498,528)	(432,765)
Benchmark-Free Allocation Fund	(14,099,472)	—
Benchmark-Free Fund	—	—
Global Asset Allocation Fund	—	—
Global Developed Equity Allocation Fund	(1,264)	—
Global Equity Allocation Fund	(12,338)	—
Consolidated Implementation Fund	—	—
International Developed Equity Allocation Fund	(3,056)	—
International Equity Allocation Fund	(5,092)	—
Consolidated SGM Major Markets Fund	(2,314,280)	(21,486,920)
Consolidated Special Opportunities Fund	(1,795,158)	(4,297)
Strategic Opportunities Allocation Fund	—	—

As of February 28, 2018, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2018, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)		Total Short-Term ($)	Long-Term ($)
Fund Name	Expiration Date 2/28/2019	No Expiration Date		No Expiration Date
Alpha Only Fund	—	(222,208,680)	(222,208,680)	(172,307,094)
Benchmark-Free Allocation Fund	(10,499,416)	(20,273,725)	(30,773,141)	(208,740,084)
Benchmark-Free Fund	—	(27,643,271)	(27,643,271)	(388,241,964)
Global Asset Allocation Fund	—	—	—	(189,439,171)
Global Developed Equity Allocation Fund	—	—	—	(79,826,540)
Global Equity Allocation Fund	—	—	—	(191,565,767)
Consolidated Implementation Fund	—	(704,778,936)	(704,778,936)	—
International Developed Equity Allocation Fund	(22,515,333)	—	(22,515,333)	(66,355,364)
International Equity Allocation Fund	—	—	—	(54,500,044)
Consolidated SGM Major Markets Fund	—	—	—	—
Consolidated Special Opportunities Fund	—	—	—	—
Strategic Opportunities Allocation Fund	—	—	—	—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

As of August 31, 2018, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Alpha Only Fund	121,025,665	7,841,047	(7,273,993)	567,054	(3,889,973)
Benchmark-Free Allocation Fund	12,349,630,410	294,808,863	(84,383,398)	210,425,465	—
Benchmark-Free Fund	3,470,903,588	185,860,385	(112,749,223)	73,111,162	(11,292,629)
Global Asset Allocation Fund	2,235,693,744	—	(43,544,853)	(43,544,853)	—
Global Developed Equity Allocation Fund	442,266,892	18,210,604	—	18,210,604	—
Global Equity Allocation Fund	2,038,541,684	21,260,463	(45,704,940)	(24,444,477)	—
Consolidated Implementation Fund	10,188,477,795	445,365,264	(488,669,500)	(43,304,236)	(53,480,343)
International Developed Equity Allocation Fund	716,229,582	6,780,646	(87,708,478)	(80,927,832)	—
International Equity Allocation Fund	1,082,125,719	27,352,286	(88,969,654)	(61,617,368)	—
Consolidated SGM Major Markets Fund	1,718,587,661	73,742,524	(61,044,916)	12,697,608	(49,316,346)
Consolidated Special Opportunities Fund	341,409,249	126,411,048	(15,913,690)	110,497,358	140,592
Strategic Opportunities Allocation Fund	1,047,871,890	49,631,392	(10,554,964)	39,076,428	(75,139)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

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Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees and supplemental support fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Prior to November 3, 2017, Brown Brothers Harriman (“BBH”) served as Alpha Only Fund’s custodian and fund accounting agent. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations. Any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds or a wholly-owned subsidiary) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO also may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees). GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

GMO may consider known cash flows out of or into underlying funds when placing orders for the cash purchases or redemptions of underlying fund shares by accounts over which it has investment discretion, including the Funds and other pooled investment vehicles. Consequently, participants in those vehicles will tend to benefit more than other Fund shareholders from the waivers of purchase premiums and redemption fees that may occur when purchases and redemptions occur on the same day.

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As of August 31, 2018, the premium on cash purchases and the fee on cash redemptions were as follows:

	Alpha Only Fund	Benchmark-Free Allocation Fund(a)	Benchmark-Free Fund(b)	Global Asset Allocation Fund(c)	Global Developed Equity Allocation Fund(d)	Global Equity Allocation Fund(e)	Implementation Fund(f)	International Developed Equity Allocation Fund(g)	International Equity Allocation Fund(h)	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund(i)
Purchase Premium	—	—	—	—	—	—	—	—	—	—	0.50%	—
Redemption Fee	—	—	—	—	—	—	—	—	—	—	0.50%	—

(a)

For the periods from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016, June 30, 2014 to June 30, 2015 and June 30, 2013 to June 30, 2014, the premium on cash purchases and the fee on cash redemptions were each 0.20%, 0.18%, 0.13% and 0.11%, respectively, of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.12% of the amount invested or redeemed.

(b)

For the periods from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016, June 30, 2014 to June 30, 2015 and June 30, 2013 to June 30, 2014, the premium on cash purchases and the fee on cash redemptions were each 0.25%, 0.18%, 0.13% and 0.14%, respectively, of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.13% of the amount invested or redeemed.

(c)

For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.15%, 0.14% and 0.11%, respectively, of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.10% of the amount invested or redeemed.

(d)

For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed. Prior to March 10, 2014, there was no premium on cash purchases or fee on cash redemptions.

(e)

For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016, and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.18%, 0.19% and 0.11%, respectively, of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.12% of the amount invested or redeemed.

(f)

For the period from June 30, 2015 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed. Prior to June 30, 2015, there was no premium on cash purchases or fee on cash redemptions.

(g)

For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed. Prior to March 10, 2014, there was no premium on cash purchases or fees on cash redemptions.

(h)

For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.25%, 0.27% and 0.20%, respectively, of the amount invested or redeemed. Prior to June 20, 2013, the same fees were each 0.21% of the amount invested or redeemed.

(i)

For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.20%, 0.14% and 0.06% of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.07% of the amount invested or redeemed.

Recently-issued accounting guidance

In March 2017, the Financial Accounting Standards Board (“FASB”) issued an amendment to U.S. GAAP, which amends the required amortization period for purchased callable debt securities that have been purchased at a premium. The scope of the amendment is limited to debt securities that have an explicit non-contingent call feature at a fixed price on a preset date or dates. The amendment requires that the aforementioned premium on such debt securities shall be amortized through the next call date, whereas current U.S. GAAP requires amortization through the maturity date of the security. This amendment does not apply to debt securities purchased at a discount and is effective for fiscal years beginning after December 15, 2018. GMO is currently evaluating the impact, if any, of this guidance on the Fund’s financial statements and disclosures.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Commodities Risk		X	X	X			X			X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk		X	X	X						X		X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities		X	X	X			X			X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X	X	X	X	X	X	X
Merger Arbitrage Risk		X					X				X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Small Company Risk	X	X	X	X	X	X	X	X	X		X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying

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Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and

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August 31, 2018 (Unaudited)

what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

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The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates, inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to the Fund under an OTC derivatives contract, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

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A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, inaccurate valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear.

The SEC has proposed a rule under the 1940 Act, regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to

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greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the

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option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

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• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) or in a wholly-owned subsidiary of a GMO Fund are exposed to the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds or a wholly-owned subsidiary are exposed.

Absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) and the expenses of a wholly-owned subsidiary in which it invests, and may incur additional expenses when investing in an Underlying Fund or wholly-owned subsidiary. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

Because some underlying GMO Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other mutual fund groups and therefore may be subject to greater fund of funds risk. In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance may not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs will bear a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could lead to higher operating expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds or a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund may have to sell other investments at disadvantageous times. A Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person

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may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates may prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States generally are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. Margin and other payments made by a Fund in foreign countries may not have the same protections as payments in the United States. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

Historically, the credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. A lack of liquidity could require a Fund to sell securities to satisfy collateral posting requirements and meet redemptions, which could, in turn, create downward price pressure on the securities being sold.

A Fund’s, and particularly Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other

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losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the Fund) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the NAV determination and corresponding liquidation of assets could be longer due to time zone differences and market schedules. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated to compensate for the decline.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and may cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements, or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

GMO relies heavily on quantitative models in making investment decisions for SGM Major Markets Fund. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are present in the ordinary course of business and are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

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The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that may have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”) and in March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. Considerable uncertainty exists over the potential consequences and precise timeframe for Brexit, how it will be conducted, how negotiations of trade agreements will proceed, and how the financial markets will react, and as this process unfolds markets may be further disrupted. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond. War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment

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programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income,” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The issuance of asset-backed securities also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities and may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

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The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on the many asset-backed securities it services.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the issuer’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

To the extent a Fund invests in GMO Risk Premium Fund (“Risk Premium Fund”), the Fund is exposed to Risk Premium Fund’s market risk with respect to equities. Because of Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments,

GMO Trust Funds

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August 31, 2018 (Unaudited)

such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio assets when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. However, the U.S. Federal Reserve recently has increased interest rates and continued economic recovery, and the Federal Reserve’s conclusion of its quantitative easing program increase the likelihood that interest rates will increase in the United States and throughout the financial system. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment may have a greater impact on their performance.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Alpha Only Fund
•	Implementation Fund
•	SGM Major Markets Fund
•	Special Opportunities Fund

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Each of the Funds may invest without limitation in GMO Funds that are not diversified.

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Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets include securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until GMO is confident that it will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information. For information on possible special Australian tax consequences of an investment in the Funds, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

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Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political, or other conditions.

Benchmark-Free Allocation Fund, Benchmark-Free Fund and Implementation Fund may take temporary defensive positions if deemed prudent by GMO.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

At August 31, 2018, only Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund held derivative financial instruments directly. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund (or their respective wholly-owned subsidiary, if any).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Use of Derivatives by Alpha Only Fund and Special Opportunities Fund

Alpha Only Fund’s investment program involves having both long and short investment exposures. Alpha Only Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that GMO expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency. In addition, Special Opportunities Fund may use derivatives to gain investment exposure to commodities, including the use of exchange-traded futures and foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies (and in the case of Special Opportunities Fund, commodities) without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

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Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Special Opportunities Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). Alpha Only Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Alpha Only Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Alpha Only Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Use of Derivatives by Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund

The Funds may use derivatives to gain long investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e., the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by SGM Major Markets Fund

The Fund invests in a range of global equity, bond, currency, and commodity markets using exchange traded futures and forward non-U.S. exchange contracts as well as making other investments.

The Fund may use derivatives to gain long and/or short investment exposure to global equities, bonds, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

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Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, the Fund may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

* * *

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

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Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

For Funds that held derivatives during the period ended August 31, 2018, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Alpha Only Fund	Benchmark- Free Fund	Consolidated Implementation Fund*	Strategic Opportunities Allocation Fund	Consolidated SGM Major Markets Fund*	Consolidated Special Opportunities Fund*
Forward currency contracts
Adjust currency exchange rate risk					X
Adjust exposure to foreign currencies	X	X	X		X	X
Manage against anticipated currency exchange rate changes			X
Futures contracts
Adjust exposure to certain securities markets		X	X		X
Substitute for direct investment					X	X
Adjust interest rate exposure			X		X
Maintain the diversity and liquidity of the portfolio		X	X		X
Hedge some or all of the broad market exposure of the underlying funds and/or assets in which the Fund invests	X
Options (Purchased)
Substitute for direct equity investment			X
Options (Written)
Substitute for direct equity investment			X			X
Adjust currency exchange rate risk
Adjust exposure to foreign currencies
Adjust interest rate exposure			X
Swap contracts
Adjust exposure to certain securities markets
Adjust interest rate exposure			X
Substitute for direct investment in securities		X	X	X
Achieve exposure to a reference entity’s credit			X
Rights and/or warrants
Received as a result of corporate actions	X	X	X	X

*	Certain derivatives may be held by the Fund’s wholly-owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

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Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2018 and the Statements of Operations for the period ended August 31, 2018^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Alpha Only Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$0	$—	$—	$—	$0
Unrealized Appreciation on Forward Currency Contracts	—	—	—	463,811	—	—	463,811

Total	$—	$—	$0	$463,811	$—	$—	$463,811

Derivatives not subject to Master Agreements	$—	$—	$0	$—	$—	$—	0

Total subject to Master Agreements	$—	$—	$—	$463,811	$—	$—	$463,811

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(77,608)	$—	$—	$(77,608)
Unrealized Depreciation on Futures Contracts¤	—	—	(4,276,176)	—	—	—	(4,276,176)

Total	$—	$—	$(4,276,176)	$(77,608)	$—	$—	$(4,353,784)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(4,276,176)	$(77,608)	$—	$—	$(4,353,784)

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$—	$1,286	$—	$—	$—	$1,286
Forward Currency Contracts	—	—	—	1,454,862	—	—	1,454,862
Futures Contracts	—	—	(9,469,476)	—	—	—	(9,469,476)

Total	$—	$—	$(9,468,190)	$1,454,862	$—	$—	$(8,013,328)

Change in Net Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$—	$(5,671)	$—	$—	$—	$(5,671)
Forward Currency Contracts	—	—	—	248,399	—	—	248,399
Futures Contracts	—	—	1,041,661	—	—	—	1,041,661

Total	$—	$—	$1,035,990	$248,399	$—	$—	$1,284,389

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Benchmark-Free Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$74,814	$—	$—	$—	$74,814
Unrealized Appreciation on Forward Currency Contracts	—	—	—	2,230,442	—	—	2,230,442
Swap Contracts, at value¤	—	—	37,304	—	—	—	37,304

Total	$—	$—	$112,118	$2,230,442	$—	$—	$2,342,560

Derivatives not subject to Master Agreements	$—	$—	$74,814	$—	$—	$—	$74,814

Total subject to Master Agreements	$—	$—	$37,304	$2,230,442	$—	$—	$2,267,746

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(353,507)	$—	$—	$(353,507)
Unrealized Depreciation on Futures Contracts¤	—	—	(12,540,909)	—	—	—	(12,540,909)
Swap Contracts, at value¤	—	—	(665,959)	—	—	—	(665,959)

Total	$—	$—	$(13,206,868)	$(353,507)	$—	$—	$(13,560,375)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(13,206,868)	$(353,507)	$—	$—	$(13,560,375)

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$—	$(101,748)	$—	$—	$—	$(101,748)
Forward Currency Contracts	—	—	—	5,624,743	—	—	5,624,743
Futures Contracts	—	—	(6,163,056)	—	—	—	(6,163,056)
Swap Contracts	—	—	1,276,686	—	—	—	1,276,686

Total	$—	$—	$(4,988,118)	$5,624,743	$—	$—	$636,625

Change in Net Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$—	$(114,332)	$—	$—	$—	$(114,332)
Forward Currency Contracts	—	—	—	5,163,444	—	—	5,163,444
Futures Contracts	—	—	(15,841,225)	—	—	—	(15,841,225)
Swap Contracts	—	—	(628,655)	—	—	—	(628,655)

Total	$—	$—	$(16,584,212)	$5,163,444	$—	$—	$(11,420,768)

Consolidated Implementation Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$1,068,130	$—	$—	$—	$1,068,130
Investments, at value (purchased options)	—	—	3,175,355	—	—	—	3,175,355
Unrealized Appreciation on Forward Currency Contracts	—	—	—	18,872,718	—	—	18,872,718
Swap Contracts, at value¤	1,555,431	—	4,498	—	7,595,247	—	9,155,176

Total	$1,555,431	$—	$4,247,983	$18,872,718	$7,595,247	$—	$32,271,379

Derivatives not subject to Master Agreements	$—	$—	$1,068,130	$—	$—	$—	$1,068,130

Total subject to Master Agreements	$1,555,431	$—	$3,179,853	$18,872,718	$7,595,247	$—	$31,203,249

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Implementation Fund (continued)
Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(8,697,555)	$—	$—	$(8,697,555)
Unrealized Depreciation on Futures Contracts¤	—	—	(62,026,499)	—	—	—	(62,026,499)
Written Options, at value	—	—	(1,560,905)	—	—	—	(1,560,905)
Swap Contracts, at value¤	—	—	(1,843,355)	—	(6,600,284)	—	(8,443,639)

Total	$—	$—	$(65,430,759)	$(8,697,555)	$(6,600,284)	$—	$(80,728,598)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(65,430,759)	$(8,697,555)	$(6,600,284)	$—	$(80,728,598)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(1,249,469)	$—	$—	$—	$(1,249,469)
Investments (rights and/or warrants)	—	—	(57,400)	—	—	—	(57,400)
Forward Currency Contracts	—	—	—	29,957,022	—	—	29,957,022
Futures Contracts	—	—	(25,407,108)	—	(178,200)	—	(25,585,308)
Written Options	585,000	—	6,439,467	—	—	—	7,024,467
Swap Contracts	(886,967)	—	4,765,198	—	3,206,777	—	7,085,008

Total	$(301,967)	$—	$(15,509,312)	$29,957,022	$3,028,577	$—	$17,174,320

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$(2,393,667)	$—	$—	$—	$(2,393,667)
Investments (rights and/or warrants)	—	—	(228,332)	—	—	—	(228,332)
Forward Currency Contracts	—	—	—	34,925,277	—	—	34,925,277
Futures Contracts	—	—	(82,781,778)	—	70,196	—	(82,711,582)
Written Options	(14,062)	—	(1,063,481)	—	—	—	(1,077,543)
Swap Contracts	773,222	—	(1,799,053)	—	5,094,544	—	4,068,713

Total	$759,160	$—	$(88,266,311)	$34,925,277	$5,164,740	$—	$(47,417,134)

Consolidated SGM Major Markets Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$6,305,016	$—	$—	$6,305,016
Unrealized Appreciation on Futures Contracts¤	—	5,582,905	3,055,025	—	2,395,440	—	11,033,370

Total	$—	$5,582,905	$3,055,025	$6,305,016	$2,395,440	$—	$17,338,386

Total subject to Master Agreements	$—	$5,582,905	$3,055,025	$6,305,016	$2,395,440	$—	$17,338,386

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(15,066,893)	$—	$—	$(15,066,893)
Unrealized Depreciation on Futures Contracts¤	—	—	(45,884,725)	—	(120,210)	—	(46,004,935)

Total	$—	$—	$(45,884,725)	$(15,066,893)	$(120,210)	$—	$(61,071,828)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(45,884,725)	$(15,066,893)	$(120,210)	$—	$(61,071,828)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$—	$53,008,241	$—	$—	$53,008,241
Futures Contracts	—	7,191,700	(11,370,636)	—	(15,967,445)	—	(20,146,381)

Total	$—	$7,191,700	$(11,370,636)	$53,008,241	$(15,967,445)	$—	$32,861,860

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated SGM Major Markets Fund (continued)
Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$(20,389,403)	$—	$—	$(20,389,403)
Futures Contracts	—	6,965,192	(21,971,327)	—	8,480,133	—	(6,526,002)

Total	$—	$6,965,192	$(21,971,327)	$(20,389,403)	$8,480,133	$—	$(26,915,405)

Consolidated Special Opportunities Fund
Liability Derivatives
Written Options, at value	$—	$—	$(229,000)	$—	$—	$—	$(229,000)

Total	$—	$—	$(229,000)	$—	$—	$—	$(229,000)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(229,000)	$—	$—	$—	$(229,000)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$—	$(195,350)	$—	$—	$(195,350)
Futures Contracts	—	(1,169,451)	—	—	—	—	(1,169,451)
Written Options	—	—	102,658	—	—	—	102,658

Total	$—	$(1,169,451)	$102,658	$(195,350)	$—	$—	$(1,262,143)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$(4,181)	$—	$—	$(4,181)
Futures Contracts	—	1,067,000	—	—	—	—	1,067,000
Written Options	—	—	140,592	—	—	—	140,592

Total	$—	$1,067,000	$140,592	$(4,181)	$—	$—	$1,203,411

Strategic Opportunities Allocation Fund
Liability Derivatives
Swap Contracts, at value¤	$—	$—	$(75,139)	$—	$—	$—	$(75,139)

Total	$—	$—	$(75,139)	$—	$—	$—	$(75,139)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(75,139)	$—	$—	$—	$(75,139)

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$—	$(35)	$—	$—	$—	$(35)
Swap Contracts	—	—	171,660	—	—	—	171,660

Total	$—	$—	$171,625	$—	$—	$—	$171,625

Change in Net Appreciation (Depreciation) on
Swap Contracts	$—	$—	$(75,139)	$—	$—	$—	$(75,139)

Total	$—	$—	$(75,139)	$—	$—	$—	$(75,139)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2018, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2018:

Alpha Only Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$41,717	$—	$(6,308)	$35,409
Barclays Bank plc	54,141	—	—	54,141
Goldman Sachs International	9,863	(6,768)	(3,095)	—	*
JPMorgan Chase Bank, N.A.	253,078	—	(52,089)	200,989
Morgan Stanley & Co. International PLC	86,883	(60,000)	(15,896)	10,987
State Street Bank and Trust Company	18,129	—	(220)	17,909

Total	$463,811	$(66,768)	$(77,608)	$319,435

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$6,308	$—	$6,308	$—
Goldman Sachs International	3,095	—	3,095	—
JPMorgan Chase Bank, N.A.	52,089	—	52,089	—
Morgan Stanley & Co. International PLC	15,896	—	15,896	—
State Street Bank and Trust Company	220	—	220	—

Total	$77,608	$—	$77,608	$—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Benchmark-Free Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$184,372	$(6,748)	$(20,214)	$157,410
Barclays Bank plc	248,764	(210,000)	(16,811)	21,953
Goldman Sachs International	111,506	—	(110,564)	942
JPMorgan Chase Bank, N.A.	838,467	(729,596)	(108,871)	—	*
Morgan Stanley & Co. International PLC	719,884	(477,000)	(96,261)	146,623
Morgan Stanley Capital Services LLC	37,304	—	37,304	—
State Street Bank and Trust Company	127,449	—	(786)	126,663

Total	$2,267,746	$(1,423,344)	$(316,203)	$453,591

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$20,214	$—	$20,214	$—
Barclays Bank plc	16,811	—	16,811	—
Goldman Sachs International	110,564	—	110,564	—
JPMorgan Chase Bank, N.A.	108,871	—	108,871	—
Morgan Stanley & Co. International PLC	96,261	—	96,261	—
Morgan Stanley Capital Services LLC	665,959	(628,655)	(37,304)	—	*
State Street Bank and Trust Company	786	—	786	—

Total	$1,019,466	$(628,655)	$316,203	$—

Consolidated Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$777,947	$(666,988)	$(110,959)	$—	*
Barclays Bank plc	3,157,972	(751,381)	(2,406,591)	—	*
Goldman Sachs International	2,180,307	(1,671,779)	(259,079)	249,449
JPMorgan Chase Bank, N.A.	6,129,650	(3,712,104)	(2,417,546)	—	*
Morgan Stanley Capital Services LLC.	4,498	—	4,498	—
Morgan Stanley & Co. International PLC	7,704,589	(3,240,000)	(3,499,087)	965,502
Morgan Stanley & Co. LLC	3,175,355	—	(1,560,905)	1,614,450
State Street Bank and Trust Company	477,684	—	(4,293)	473,391

Total	$23,608,002	$(10,042,252)	$(10,253,962)	$3,302,792

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$110,959	$—	$110,959	$—
Barclays Bank plc	2,406,591	—	2,406,591	—
Goldman Sachs International	259,079	—	259,079	—
JPMorgan Chase Bank, N.A.	2,417,546	—	2,417,546	—
Morgan Stanley Capital Services LLC	1,843,355	(1,838,857)	(4,498)	—	*
Morgan Stanley & Co. International PLC	3,499,087	—	3,499,087	—
Morgan Stanley & Co. LLC	1,560,905	—	1,560,905	—
State Street Bank and Trust Company	4,293	—	4,293	—

Total	$12,101,815	$(1,838,857)	$10,253,962	—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Consolidated SGM Major Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank plc	$16,126	$—	$—	$16,126
Deutsche Bank AG	175,025	—	175,025	—
JPMorgan Chase Bank, N.A.	27,512	—	27,512	—
Morgan Stanley & Co. International PLC	614,692	—	614,692	—
State Street Bank and Trust Company	3,696,109	—	(2,398,811)	1,297,298
UBS AG	1,775,552	—	1,775,552	—

Total	$6,305,016	$—	$193,970	$1,313,424

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Deutsche Bank AG	$656,201	$—	$(175,025)	$481,176
JPMorgan Chase Bank, N.A.	358,924	—	(27,512)	331,412
Morgan Stanley & Co. International PLC	5,291,104	(4,676,412)	(614,692)	—	*
State Street Bank and Trust Company	2,398,811	—	2,398,811	—
UBS AG	6,361,853	(4,586,301)	(1,775,552)	—

Total	$15,066,893	$(9,262,713)	$(193,970)	$812,588

Consolidated Special Opportunities Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. LLC	$229,000	$(229,000)	$—	$—	*

Total	$229,000	$(229,000)	$—	$—

Strategic Opportunities Allocation Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley Capital Services LLC	$75,139	$—	$—	$75,139

Total	$75,139	$—	$—	$75,139

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts), market values (rights and/or warrants), and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2018:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options (Principal)	Options (Contracts)	Rights and/or Warrants ($)
Alpha Only Fund	31,658,051	149,486,403	—	—	—	1,095
Benchmark-Free Fund	166,493,762	304,627,911	11,919,790	—	—	239,401
Consolidated Implementation Fund	1,648,201,785	1,419,369,445	2,084,642,947	16,666,667	48,805	1,411,160
Consolidated SGM Major Markets Fund	1,134,983,294	2,468,090,083	—	—	—	—
Consolidated Special Opportunities Fund	3,899,977	1,357,365	—	—	550	—
Strategic Opportunities Allocation Fund	—	—	1,243,078	—	—	16,508

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Management Fee	0.50%	0.65%	—	—	—	—	—	—	—	0.85%	1.10%	—

For certain Funds above, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service or supplemental support fee. Shareholder service fees are paid to GMO for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class MF shares of Benchmark-Free Allocation Fund are subject to a supplemental support fee payable to GMO for providing supplemental support services to Class MF shareholders and their investment advisers. Those supplemental support services include, without limitation, (i) providing and presenting (a) educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by an investor or its investment adviser; (b) similar educational and explanatory information about the strategies of the GMO Funds in which the Fund invests; (c) information for inclusion in the quarterly or other periodic reports of the investor; (ii) responding to information requests relating to oversight functions of the investor’s board of directors in areas including pricing, compliance, and taxation; (iii) providing access to and setting up meetings with GMO’s Chief Investment Strategist and Head of GMO’s Asset Allocation Team and other investment professionals of GMO; (iv) assisting with inquiries from an investor’s investment adviser; and (v) providing such other assistance as may be requested from time to time by an investor or its agent, so long as that assistance is not primarily intended to result in the sale of Fund shares.

Shareholder service and/or supplemental support fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III	Class IV	Class V	Class VI	Class MF
Alpha Only Fund	0.15%	0.10%
Benchmark-Free Allocation Fund	0.15%	0.10%			0.10%
SGM Major Markets Fund	0.15%	0.10%		0.055%
Special Opportunities Fund	0.15%*	0.10%*	0.085%*	0.055%

*	Class is offered but has no shareholders as of August 31, 2018.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

For each Fund, other than Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses attributable to its holdings of emerging market securities.

For Special Opportunities Fund, GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

For the period ended August 31, 2018, GMO did not recoup any previously recorded waivers and/or reimbursements.

On August 31, 2018, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring during year ending February 28, 2019	Expiring during year ending February 29, 2020	Expiring during year ending February 28, 2021
Consolidated Special Opportunities Fund, Class VI	$—	$—	$—

For each Fund, other than Benchmark-Free Allocation Fund, that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund, other than Benchmark-Free Allocation Fund, that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2019 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

For Benchmark-Free Allocation Fund only, the fees payable to GMO under its management contract and servicing and supplemental support agreement are reduced by amounts equal to the management fees and shareholder service fees, respectively, that GMO receives as a result of the Fund’s investment in underlying GMO Funds. In addition, effective March 1, 2014, GMO has contractually agreed to reduce the rate of the supplemental support fees charged to the Fund’s Class MF shares to a rate to be charged in any month (starting on the first business day of the month) based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. The rate will be calculated before giving effect to any reduction or waiver described above, and any applicable reduction or waiver will serve to further reduce the supplemental support fee paid to GMO. This reduction will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2018 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Alpha Only Fund	2,430	198
Benchmark-Free Allocation Fund	153,335	13,897
Benchmark-Free Fund	49,093	4,584
Global Asset Allocation Fund	26,949	2,566
Global Developed Equity Allocation Fund	5,428	533
Global Equity Allocation Fund	25,786	2,399
Consolidated Implementation Fund	129,901	11,845
International Developed Equity Allocation Fund	7,554	726
International Equity Allocation Fund	12,730	1,246
Consolidated SGM Major Markets Fund	20,811	1,884
Consolidated Special Opportunities Fund	11,268	1,084
Strategic Opportunities Allocation Fund	14,298	1,288

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2018 these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense		Total Indirect Expenses
Alpha Only Fund	< 0.001%	0.000%	0.000%		< 0.001%
Benchmark-Free Allocation Fund	0.148%	0.012%	0.105%	*	0.265%
Benchmark-Free Fund	0.223%	0.019%	< 0.001%		0.242%
Global Asset Allocation Fund	0.420%	0.067%	< 0.001%		0.487%
Global Developed Equity Allocation Fund	0.443%	0.071%	0.000%		0.514%
Global Equity Allocation Fund	0.489%	0.068%	0.000%		0.557%
Consolidated Implementation Fund	0.000%	0.000%	0.000%		0.000%
International Developed Equity Allocation Fund	0.523%	0.087%	0.000%		0.610%
International Equity Allocation Fund	0.570%	0.078%	0.000%		0.648%
Consolidated SGM Major Markets Fund	0.002%	0.000%	0.000%		0.002%
Consolidated Special Opportunities Fund	0.000%	0.000%	0.000%		0.000%
Strategic Opportunities Allocation Fund	0.389%	0.059%	0.001%		0.449%

*	Includes indirect dividend expenses.

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2018, the Funds did not engage in these transactions.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2018 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Alpha Only Fund	—	182,658,727	—	273,968,717
Benchmark-Free Allocation Fund	—	1,089,875,688	—	1,577,623,067
Benchmark-Free Fund	388,379,130	879,235,876	720,723,756	1,255,279,338
Global Asset Allocation Fund	—	258,188,985	—	464,757,924
Global Developed Equity Allocation Fund	—	20,985,456	—	12,436,257
Global Equity Allocation Fund	—	95,146,368	—	291,512,461
Consolidated Implementation Fund	1,458,144,327	4,421,860,555	1,765,152,428	4,124,210,924
International Developed Equity Allocation Fund	—	25,576,996	—	6,442,044
International Equity Allocation Fund	—	12,101,633	—	50,392,894
Consolidated SGM Major Markets Fund	610,623,161	57,075,865	194,085,047	1,129,705,815
Consolidated Special Opportunities Fund	—	32,463,144	—	551,207,360
Strategic Opportunities Allocation Fund	33,093,500	198,520,661	55,043,101	342,616,271

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, in accordance with U.S. GAAP for the period ended August 31, 2018. In-kind transactions are noted in the table below.

Fund Name	Purchases ($)	Sales ($)
Consolidated Implementation Fund		210,796,589*
Consolidated SGM Major Markets Fund	1,017,970,052
Strategic Opportunities Allocation Fund	76,103,884

For the period ended August 31, 2018, the Funds had the following net realized gains/(losses) attributed to redemption in-kind transactions:

Fund Name	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Consolidated Implementation Fund	(1,571,191)*

*	Amount represents contribution of assets to wholly owned subsidiary.

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

8.	Principal shareholders and related parties as of August 31, 2018

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Alpha Only Fund	3	‡	93.58%	0.09%	98.98%
Benchmark-Free Allocation Fund	1		40.59%	0.88%	3.47%
Benchmark-Free Fund	—		—	—	100.00%
Global Asset Allocation Fund	—		—	0.21%	8.48%
Global Developed Equity Allocation Fund	2		63.51%	< 0.01%	—
Global Equity Allocation Fund	1		20.28%	0.01%	0.28%
Implementation Fund	1	‡	95.13%	—	100.00%
International Developed Equity Allocation Fund	5		77.36%	< 0.01%	1.89%
International Equity Allocation Fund	4	†	69.25%	0.01%	26.40%
SGM Major Markets Fund±	2	‡	77.83%	0.10%	72.08%
Special Opportunities Fund	2	#	94.68%	0.07%	98.72%
Strategic Opportunities Allocation Fund	1		12.22%	—	99.92%

†	One of the shareholders is another fund managed by GMO.
‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28, 2018

	Shares	Amount	Shares	Amount
Alpha Only Fund
Class III:
Shares sold	—	$—	207,676	$4,479,301
Shares issued to shareholders in reinvestment of distributions	1,332	27,835	4,822	104,020
Shares repurchased	(2,516)	(52,143)	(228,094)	(4,971,088)

Net increase (decrease)	(1,184)	$(24,308)	(15,596)	$(387,767)

Class IV:
Shares sold	169,174	$3,654,268	693,110	$15,100,002
Shares issued to shareholders in reinvestment of distributions	33,909	709,028	114,030	2,454,724
Shares repurchased	(4,856,026)	(101,811,865)	(1,383,604)	(29,825,103)

Net increase (decrease)	(4,652,943)	$(97,448,569)	(576,464)	$(12,270,377)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28, 2018

	Shares	Amount	Shares	Amount
Benchmark-Free Allocation Fund
Class III:
Shares sold	8,210,472	$223,539,705	28,656,547	$784,060,061
Shares issued to shareholders in reinvestment of distributions	178,085	4,817,211	3,792,767	103,472,036
Shares repurchased	(15,516,656)	(423,150,987)	(50,073,202)	(1,350,609,683)
Purchase premiums	—	39,640	—	325,703
Redemption fees	—	167,615	—	1,479,985

Net increase (decrease)	(7,128,099)	$(194,586,816)	(17,623,888)	$(461,271,898)

Class IV:
Shares sold	1,602,934	$43,874,202	33,152,599	$884,564,391
Shares issued to shareholders in reinvestment of distributions	103,829	2,808,587	2,584,989	70,493,151
Shares repurchased	(3,954,256)	(107,536,961)	(39,749,823)	(1,080,301,449)
Purchase premiums	—	21,378	—	191,609
Redemption fees	—	90,813	—	864,149

Net increase (decrease)	(2,247,493)	$(60,741,981)	(4,012,235)	$(124,188,149)

Class MF:
Shares sold	2,797,372	$77,123,961	3,559,155	$97,318,372
Shares issued to shareholders in reinvestment of distributions	252,400	6,832,480	4,991,594	136,226,196
Shares repurchased	(17,077,155)	(464,608,564)	(33,216,277)	(892,423,950)
Purchase premiums	—	43,344	—	368,062
Redemption fees	—	184,060	—	1,675,531

Net increase (decrease)	(14,027,383)	$(380,424,719)	(24,665,528)	$(656,835,789)

Benchmark-Free Fund
Class III:
Shares sold	938,921	$18,908,028	8,166,414	$167,857,391
Shares issued to shareholders in reinvestment of distributions	622,665	12,521,790	6,085,559	124,326,073
Shares repurchased	(38,745,706)	(790,879,132)	(31,557,062)	(625,040,833)
Purchase premiums	—	336	—	125,696
Redemption fees	—	207,148	—	1,268,307

Net increase (decrease)	(37,184,120)	$(759,241,830)	(17,305,089)	$(331,463,366)

Global Asset Allocation Fund
Class III:
Shares sold	2,597,535	$85,114,944	7,497,173	$245,763,796
Shares issued to shareholders in reinvestment of distributions	180,902	5,863,029	1,625,800	53,486,252
Shares repurchased	(9,842,503)	(322,521,492)	(14,335,654)	(462,098,261)
Purchase premiums	—	27,802	—	283,262
Redemption fees	—	108,370	—	607,377

Net increase (decrease)	(7,064,066)	$(231,407,347)	(5,212,681)	$(161,957,574)

Global Developed Equity Allocation Fund
Class III:
Shares sold	14,420	$322,581	—	$—
Shares issued to shareholders in reinvestment of distributions	105,589	2,337,736	803,500	17,587,926
Shares repurchased	(236,397)	(5,257,992)	(30,910,313)	(652,627,452)
Purchase premiums	—	258	—	—
Redemption fees	—	1,005	—	522,102

Net increase (decrease)	(116,388)	$(2,596,412)	(30,106,813)	$(634,517,424)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28, 2018

	Shares	Amount	Shares	Amount
Global Equity Allocation Fund
Class III:
Shares sold	32,132	$849,543	5,343,410	$133,870,494
Shares issued to shareholders in reinvestment of distributions	198,103	5,089,261	2,660,619	69,685,837
Shares repurchased	(9,591,360)	(251,125,525)	(17,925,341)	(467,596,299)
Purchase premiums	—	1,206	—	47,316
Redemption fees	—	38,129	—	840,523

Net increase (decrease)	(9,361,125)	$(245,147,386)	(9,921,312)	$(263,152,129)

Consolidated Implementation Fund
Core Class:
Shares sold	20,605,855	$282,827,287	50,778,902	$682,972,263
Shares issued to shareholders in reinvestment of distributions	3,137,825	42,611,658	24,407,827	335,144,868
Shares repurchased	(70,479,660)	(962,169,981)	(118,308,728)	(1,618,413,712)
Purchase premiums	—	64,769	—	1,185,847
Redemption fees	—	265,297	—	3,054,358

Net increase (decrease)	(46,735,980)	$(636,400,970)	(43,121,999)	$(596,056,376)

International Developed Equity Allocation Fund
Class III:
Shares sold	1,441,372	$24,249,170	953,876	$16,192,699
Shares issued to shareholders in reinvestment of distributions	163,778	2,631,907	1,042,628	17,857,292
Shares repurchased	(519,148)	(8,664,934)	(4,482,823)	(74,991,774)
Purchase premiums	—	13,253	—	10,870
Redemption fees	—	2,696	—	57,901

Net increase (decrease)	1,086,002	$18,232,092	(2,486,319)	$(40,873,012)

International Equity Allocation Fund
Class III:
Shares sold	245,551	$7,597,500	2,158,679	$70,077,115
Shares issued to shareholders in reinvestment of distributions	221,416	6,620,339	1,031,273	32,737,392
Shares repurchased	(1,586,042)	(51,142,318)	(7,389,534)	(221,115,817)
Purchase premiums	—	2,500	—	175,411
Redemption fees	—	112,011	—	538,494

Net increase (decrease)	(1,119,075)	$(36,809,968)	(4,199,582)	$(117,587,405)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28, 2018

	Shares	Amount	Shares	Amount
Consolidated SGM Major Markets Fund
Class III:
Shares sold	158,131	$5,087,676	706,650	$22,622,929
Shares issued to shareholders in reinvestment of distributions	—	—	5,601	180,593
Shares repurchased	(38,101)	(1,230,128)	(63,722)	(2,099,226)

Net increase (decrease)	120,030	$3,857,548	648,529	$20,704,296

Class IV:
Shares sold	—	$—	486,556	$16,036,518
Shares issued to shareholders in reinvestment of distributions	—	—	18,456	591,952
Shares repurchased	(11,889)	(385,307)	(1,814,180)	(59,526,105)

Net increase (decrease)	(11,889)	$(385,307)	(1,309,168)	$(42,897,635)

Class VI:
Shares sold	2,576,662	$83,047,846	15,616,936	$506,604,097
Shares issued to shareholders in reinvestment of distributions	—	—	1,716,945	55,073,241
Shares repurchased	(8,376,310)	(270,982,199)	(3,731,302)	(122,365,837)

Net increase (decrease)	(5,799,648)	$(187,934,353)	13,602,579	$439,311,501

Consolidated Special Opportunities Fund
Class VI:
Shares sold	470,274	$10,375,802	2,130,296	$47,393,583
Shares issued to shareholders in reinvestment of distributions	11,125,095	225,776,659	2,841,238	68,177,050
Shares repurchased	(29,533,321)	(654,432,948)	(12,646,455)	(290,937,418)
Purchase premiums	—	52,140	—	181,760
Redemption fees	—	3,272,165	—	1,398,457

Net increase (decrease)	(17,937,952)	$(414,956,182)	(7,674,921)	$(173,786,568)

Strategic Opportunities Allocation Fund
Class III:
Shares sold	77,861	$1,614,847	831,215	$17,129,720
Shares issued to shareholders in reinvestment of distributions	2,266,680	46,285,603	2,497,054	54,242,468
Shares repurchased	(8,467,559)	(180,963,237)	(46,410,191)	(1,002,225,037)
Purchase premiums	—	—	—	—
Redemption fees	—	192,588	—	1,948,317

Net increase (decrease)	(6,123,018)	$(132,870,199)	(43,081,922)	$(928,904,532)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2018 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Alpha Only Fund
GMO U.S. Treasury Fund	$13,848,473	$118,586,707	$124,970,000	$121,707	$—	$10,202	$793	$7,476,175

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$338,343,014	$12,250,752	$17,784,551	$4,487,712	$—	$(129,488)	$(20,116,261)	$312,563,466
GMO High Yield Fund, Class VI	—	204,419,676	57,982,217	—	—	1,136,906	2,951,487	150,525,852
GMO Implementation Fund	10,973,015,970	312,247,731	943,553,294	40,589,176	—	22,684,984	(418,063,250)	9,946,332,141
GMO Opportunistic Income Fund, Class VI	542,342,069	55,188,343	38,075,503	4,367,320	—	3,422,105	2,516,064	565,393,078
GMO Risk Premium Fund, Class VI	—	322,967,912	16,082,874	—	—	370,567	11,962,897	319,218,502
GMO SGM Major Markets Fund, Class VI	1,015,978,511	18,048,037	101,253,207	—	—	4,361,524	4,487,752	941,622,617
GMO Special Opportunities Fund, Class VI	669,099,430	164,753,237	402,891,421	—	154,325,296	55,017,142	(169,161,720)	316,816,668

Totals	$13,538,778,994	$1,089,875,688	$1,577,623,067	$49,444,208	$154,325,296	$86,863,740	$(585,423,031)	$12,552,472,324

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class IV	$133,185,460	$1,541,536	$17,100,000	$1,541,536	$—	$(187,932)	$(7,662,058)	$109,777,006
GMO Emerging Markets Fund, Class VI	569,680,947	883,352	80,000,000	883,352	—	7,337,354	(69,483,357)	428,418,296
GMO Opportunistic Income Fund, Class VI	217,604,583	16,962,594	41,000,000	1,526,892	—	4,452,023	(2,170,969)	195,848,231
GMO Risk Premium Fund, Class VI	—	111,397,624	—	—	—	—	4,325,767	115,723,391
GMO SGM Major Markets Fund, Class VI	184,449,116	—	34,000,000	—	—	2,440,994	(450,452)	152,439,658
GMO Special Opportunities Fund, Class VI	323,594,896	60,618,195	226,127,282	—	60,618,195	32,033,592	(78,607,090)	111,512,311

Totals	$1,428,515,002	$191,403,301	$398,227,282	$3,951,780	$60,618,195	$46,076,031	$(154,048,159)	$1,113,718,893

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund
GMO Alpha Only Fund, Class IV	$74,946,917	$1,544,636	$5,492,471	$268,305	$—	$(689,761)	$(4,556,966)	$65,752,355
GMO Asset Allocation Bond Fund, Class VI	399,177,319	6,691,525	144,798,220	2,325,988	—	(22,620,979)	27,242,856	265,692,501
GMO Core Plus Bond Fund, Class IV	249,614,612	122,706,592	45,518,979	1,391,054	—	174,878	4,815,707	331,792,810
GMO Emerging Country Debt Fund, Class IV	55,530,671	652,209	8,867,467	652,209	—	(34,496)	(3,071,420)	44,209,497
GMO Emerging Markets Fund, Class VI	467,717,958	23,761,009	26,843,372	886,476	—	3,191,696	(55,912,650)	411,914,641
GMO International Equity Fund, Class IV	519,183,914	22,106,819	50,121,602	3,150,332	—	(3,888,207)	(29,511,502)	457,769,422
GMO Opportunistic Income Fund, Class VI	48,813,182	8,331,545	26,470,854	202,791	—	1,719,370	(1,405,839)	30,987,404
GMO Quality Fund, Class VI	178,367,480	13,719,325	37,328,567	573,594	6,815,283	6,622,001	2,239,196	163,619,435
GMO Risk Premium Fund, Class VI	62,350,340	226,286	9,423,853	226,286	—	(285,437)	3,391,828	56,259,164
GMO SGM Major Markets Fund, Class VI	73,567,091	1,550,500	9,695,498	—	—	670,239	15,342	66,107,674
GMO U.S. Equity Fund, Class VI	178,908,774	20,944,457	32,846,117	722,735	13,009,248	(976,288)	(4,084,750)	161,946,076
GMO U.S. Treasury Fund	167,046,625	35,954,082	67,340,222	1,507,684	—	(75,209)	141,425	135,726,701

Totals	$2,475,224,883	$258,188,985	$464,747,222	$11,907,454	$19,824,531	$(16,192,193)	$(60,696,773)	$2,191,777,680

Global Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$46,991,022	$3,161,628	$290,682	$91,897	$—	$43,933	$(5,336,693)	$44,569,208
GMO International Equity Fund, Class IV	217,379,783	5,811,172	395,355	1,373,005	—	36,911	(14,689,746)	208,142,765
GMO Quality Fund, Class VI	102,786,624	4,139,003	6,348,045	321,308	3,817,694	1,063,866	4,484,856	106,126,304
GMO U.S. Equity Fund, Class VI	101,984,701	7,873,653	5,402,175	414,403	7,459,250	374,497	(3,313,136)	101,517,540

Totals	$469,142,130	$20,985,456	$12,436,257	$2,200,613	$11,276,944	$1,519,207	$(18,854,719)	$460,355,817

Global Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$608,573,770	$26,450,482	$50,741,911	$1,166,884	$—	$4,635,701	$(72,269,138)	$516,648,904
GMO International Equity Fund, Class IV	896,831,372	19,869,939	79,722,386	5,598,487	—	(18,252,191)	(40,459,854)	778,266,880
GMO Quality Fund, Class VI	412,807,154	17,892,984	89,700,051	1,258,604	14,954,380	16,392,209	3,799,979	361,192,275
GMO U.S. Equity Fund, Class VI	409,993,568	30,932,963	71,348,113	1,628,051	29,304,913	(2,827,931)	(9,417,981)	357,332,506

Totals	$2,328,205,864	$95,146,368	$291,512,461	$9,652,026	$44,259,293	$(52,212)	$(118,346,994)	$2,013,440,565

International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$67,378,736	$5,265,463	$820,700	$129,974	$—	$83,306	$(7,919,244)	$63,987,561
GMO International Equity Fund, Class IV	597,172,345	20,311,533	5,621,344	3,753,616	—	(532,149)	(40,257,992)	571,072,393

Totals	$664,551,081	$25,576,996	$6,442,044	$3,883,590	$—	$(448,843)	$(48,177,236)	$635,059,954

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds		Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$402,051,540	$6,834,639	$12,237,134		$723,858	$—	$1,320,081	$(45,482,943)	$352,486,183
GMO International Equity Fund, Class IV	748,929,812	5,266,994	38,155,760		4,404,226	—	(1,255,338)	(47,120,418)	667,665,290

Totals	$1,150,981,352	$12,101,633	$50,392,894		$5,128,084	$—	$64,743	$(92,603,361)	$1,020,151,473

Consolidated SGM Major Markets Fund
GMO U.S. Treasury Fund	$1,072,205,111	$57,075,865	$1,129,705,815	(a)	$9,352,205	$—	$(781,391)	$1,206,230	$—

Consolidated Special Opportunities Fund
Jagercor Energy Corp	$70,137	$—	$—		$—	$—	$—	$(24,160)	$45,977

Strategic Opportunities Allocation Fund
GMO Core Plus Bond Fund, Class IV	$99,134,920	$30,487,118	$16,720,688		$487,118	$—	$(122,663)	$1,878,938	$114,657,625
GMO Emerging Country Debt Fund, Class IV	39,992,630	456,549	8,854,634		456,549	—	(462,812)	(1,631,765)	29,499,968
GMO Emerging Markets Fund, Class VI	305,084,580	510,832	37,941,204		510,832	—	5,562,340	(37,071,415)	236,145,133
GMO International Equity Fund, Class IV	349,818,348	1,794,004	71,474,090	(b)	1,794,004	—	(6,120,583)	(13,717,257)	260,300,422
GMO Opportunistic Income Fund, Class VI	45,985,113	283,091	16,149,547		283,091	—	1,338,394	(967,768)	30,489,283
GMO Quality Fund, Class VI	131,528,842	5,046,728	29,205,083		391,774	4,654,954	4,810,140	955,751	113,136,378
GMO U.S. Equity Fund, Class VI	130,082,686	6,534,647	57,667,845	(c)	343,929	6,190,718	(319,675)	(3,613,634)	75,016,179
GMO U.S. Treasury Fund	93,901,813	9,720,338	46,508,962		719,532	—	(10,636)	39,659	57,142,212

Totals	$1,195,528,932	$54,833,307	$284,522,053		$4,986,829	$10,845,672	$4,674,505	$(54,127,491)	$916,387,200

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2018 through August 31, 2018. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2019.

(a)	$1,017,970,052 was redeemed in-kind.
(b)	$37,086,238 was redeemed in-kind.
(c)	$39,017,646 was redeemed in-kind.

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2018 (Unaudited)

GMO Alpha Only Fund

Approval of renewal of management agreement for GMO Alpha Only Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the strategies used by the Manager in managing other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that charge advisory fees, the Manager offsets against the fees the Fund pays to the Manager the management fees, shareholder servicing fees and most other expenses of those underlying GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Allocation Fund

Approval of renewal of management agreement for GMO Benchmark-Free Allocation Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing and supplemental support fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager offsets against the fees the Fund pays the Manager the management fees, shareholder servicing fees and most other expenses of those other underlying GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Fund

Approval of renewal of management agreement for GMO Benchmark-Free Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the strategies used by the Manager in managing other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement but that the Fund instead indirectly bears the management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable by those funds to the Manager under those agreements were reasonable.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Asset Allocation Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement but that the Fund instead indirectly bears the management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable by those funds to the Manager under those agreements were reasonable.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Developed Equity Allocation Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and] of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement but that the Fund instead indirectly bears the management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees reviewed information comparing the management fees indirectly borne by the Fund as a result of its investing in other GMO funds to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable by those funds to the Manager under those agreements were reasonable.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

GMO Global Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Equity Allocation Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and] of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement but that the Fund instead indirectly bears the management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees reviewed information comparing the management fees indirectly borne by the Fund as a result of its investing in other GMO funds to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable by those funds to the Manager under those agreements were reasonable.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Implementation Fund

Approval of renewal of management agreement for GMO Implementation Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the strategies used by the Manager in managing other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management agreement or any shareholder servicing and supplemental support agreement.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds. The Trustees also considered possible alternative fee arrangements.

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO International Developed Equity Allocation Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement but that the Fund instead indirectly bears the management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees reviewed information comparing the management fees indirectly borne by the Fund as a result of its investing in other GMO funds to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable by those funds to the Manager under those agreements were reasonable.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

International Equity Allocation Fund

Approval of renewal of management agreement for GMO International Equity Allocation Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement but that the Fund instead indirectly bears the management and shareholder servicing fees paid to the

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

Manager by the other GMO funds in which the Fund invests. The Trustees reviewed information comparing the management fees indirectly borne by the Fund as a result of its investing in other GMO funds to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to those other vehicles and accounts. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable by those funds to the Manager under those agreements were reasonable.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO SGM Major Markets Fund

Approval of renewal of management agreement for GMO SGM Major Markets Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

performance in light of various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to fees received by the Manager for providing sub-advisory services to a fund managed by a third-party and to the fees shown on the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by the Manager to the Fund and to the third-party fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Special Opportunities Fund

Approval of renewal of management agreement for GMO Special Opportunities Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the strategies used by the Manager in managing other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

GMO Strategic Opportunities Allocation Fund

Approval of renewal of management agreement for GMO Strategic Opportunities Allocation Fund (the “Fund”). At a meeting on June 7, 2018, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2018 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and met both privately and with representatives of the Manager. In deciding whether to approve the management agreement of the Fund, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 17, 2018, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2018. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund investing in the types of securities used by the Manager in managing the Fund should be expected to perform in different market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the strategies used by the Manager in managing other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment classification or objective.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement but that the Fund instead indirectly bears the management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable by those funds to the Manager under those agreements were reasonable.

The Trustees also considered the non-investment management services the Manager provides to the Fund, including but not limited to valuation, legal and compliance, accounting and operational services.

The Trustees also reviewed information provided to them by the Manager regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of different approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees also considered possible alternative fee arrangements.

The Trustees also considered the experience and sophistication of the Manager and its personnel (including, among others, management and investment management personnel and legal and compliance personnel). The Trustees considered recent personnel changes at the Manager. The Trustees also considered the resources the Manager employed in managing the Fund, the Manager’s organization, its reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered the factors they individually deemed relevant in light of the legal advice furnished to them, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2018 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2018.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and /or indirect management fees, direct and/or indirect shareholder services fees, and distribution (12b-1) and/or administration fees for Funds with Class M shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2018 through August 31, 2018.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
Alpha Only Fund
Class III	$1,000.00	$931.00	$3.36	$1,000.00	$1,021.73	$3.52	0.69%
Class IV	$1,000.00	$931.10	$3.07	$1,000.00	$1,022.03	$3.21	0.63%
Benchmark-Free Allocation Fund
Class III	$1,000.00	$974.80	$4.58	$1,000.00	$1,020.57	$4.69	0.92%
Class IV	$1,000.00	$975.30	$4.33	$1,000.00	$1,020.82	$4.43	0.87%
Class MF	$1,000.00	$975.30	$4.33	$1,000.00	$1,020.82	$4.43	0.87%
Benchmark-Free Fund
Class III	$1,000.00	$965.20	$1.63	$1,000.00	$1,023.54	$1.68	0.33%
Global Asset Allocation Fund
Class III	$1,000.00	$981.70	$2.45	$1,000.00	$1,022.74	$2.50	0.49%
Global Developed Equity Allocation Fund
Class III	$1,000.00	$991.70	$2.56	$1,000.00	$1,022.63	$2.60	0.51%
Global Equity Allocation Fund
Class III	$1,000.00	$971.80	$2.78	$1,000.00	$1,022.38	$2.85	0.56%
Implementation Fund
Core Class	$1,000.00	$967.70	$0.69	$1,000.00	$1,024.50	$0.71	0.14%
International Developed Equity Allocation Fund
Class III	$1,000.00	$933.60	$2.97	$1,000.00	$1,022.13	$3.11	0.61%

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2018 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
International Equity Allocation Fund
Class III	$1,000.00	$921.10	$3.15	$1,000.00	$1,021.93	$3.31	0.65%
SGM Major Markets Fund
Class III	$1,000.00	$1,007.20	$5.06	$1,000.00	$1,020.16	$5.09	1.00%
Class IV	$1,000.00	$1,007.60	$4.81	$1,000.00	$1,020.42	$4.84	0.95%
Class VI	$1,000.00	$1,007.90	$4.61	$1,000.00	$1,020.62	$4.63	0.91%
Special Opportunities Fund
Class VI	$1,000.00	$1,068.10	$6.26	$1,000.00	$1,019.16	$6.11	1.20%
Strategic Opportunities Allocation Fund
Class III	$1,000.00	$973.10	$2.49	$1,000.00	$1,022.68	$2.55	0.50%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2018, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this registrant.

(b)

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: October 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: October 31, 2018

By (Signature and Title):	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer

Date: October 31, 2018